UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Date of fiscal year end: October 31

Date of reporting period: November 1, 2015 – July 31, 2016

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of July 31, 2016 are attached.

ClearTrack 2015

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.0%
International Equity Funds - 23.5%
Vanguard FTSE Developed Markets ETF	211,298	$ 7,782,105
Vanguard FTSE Emerging Markets ETF	42,798	1,585,238

		9,367,343

International Fixed Income Fund - 13.9%
Vanguard Total International Bond ETF	98,450	5,523,045

U.S. Equity Funds - 26.3%
Schwab U.S. Large-Cap ETF	128,412	6,633,764
Schwab U.S. REIT ETF (A)	42,027	1,903,403
Schwab U.S. Small-Cap ETF	33,650	1,913,002

		10,450,169

U.S. Fixed Income Funds - 35.3%
iShares Core U.S. Aggregate Bond ETF	95,824	10,830,987
iShares TIPS Bond ETF	16,374	1,914,121
SPDR Barclays High Yield Bond ETF (A)	35,955	1,296,537

		14,041,645

Total Exchange-Traded Funds (Cost $37,385,571)		39,382,202

SECURITIES LENDING COLLATERAL - 4.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (B)	1,585,265	1,585,265

Total Securities Lending Collateral (Cost $1,585,265)		1,585,265

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% (B), dated 07/29/2016, to be repurchased at $406,313 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 07/31/2020, and with a value of $418,163.	$ 406,312	406,312

Total Repurchase Agreement (Cost $406,312)		406,312

Total Investments (Cost $39,377,148) (C)		41,373,779
Net Other Assets (Liabilities) - (4.0)%		(1,575,368)

Net Assets - 100.0%		$ 39,798,411

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$39,382,202	$—	$—	$39,382,202
Securities Lending Collateral	1,585,265	—	—	1,585,265
Repurchase Agreement	—	406,312	—	406,312

Total Investments	$40,967,467	$406,312	$—	$41,373,779

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $1,546,238. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at July 31, 2016.
(C)	Aggregate cost for federal income tax purposes is $39,377,148. Aggregate gross unrealized appreciation for all securities is $1,996,631.
(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

ClearTrack 2020

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.1%
International Equity Funds - 25.7%
Vanguard FTSE Developed Markets ETF	282,292	$ 10,396,814
Vanguard FTSE Emerging Markets ETF	53,822	1,993,567

		12,390,381

International Fixed Income Fund - 14.0%
Vanguard Total International Bond ETF	120,426	6,755,899

U.S. Equity Funds - 29.1%
Schwab U.S. Large-Cap ETF	181,952	9,399,640
Schwab U.S. REIT ETF	50,801	2,300,777
Schwab U.S. Small-Cap ETF (A)	40,243	2,287,815

		13,988,232

U.S. Fixed Income Funds - 30.3%
iShares Core U.S. Aggregate Bond ETF	99,814	11,281,977
iShares TIPS Bond ETF	20,368	2,381,019
SPDR Barclays High Yield Bond ETF (A)	26,223	945,601

		14,608,597

Total Exchange-Traded Funds (Cost $45,400,189)		47,743,109

SECURITIES LENDING COLLATERAL - 2.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (B)	1,071,322	1,071,322

Total Securities Lending Collateral (Cost $1,071,322)		1,071,322

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
State Street Bank & Trust Co. 0.03% (B), dated 07/29/2016, to be repurchased at $1,234,421 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 07/31/2020, and with a value of $1,259,650.	$ 1,234,418	1,234,418

Total Repurchase Agreement (Cost $1,234,418)		1,234,418

Total Investments (Cost $47,705,929) (C)		50,048,849
Net Other Assets (Liabilities) - (3.9)%		(1,887,374)

Net Assets - 100.0%		$ 48,161,475

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$47,743,109	$—	$—	$47,743,109
Securities Lending Collateral	1,071,322	—	—	1,071,322
Repurchase Agreement	—	1,234,418	—	1,234,418

Total Investments	$48,814,431	$1,234,418	$—	$50,048,849

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $1,044,816. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at July 31, 2016.
(C)	Aggregate cost for federal income tax purposes is $47,705,929. Aggregate gross unrealized appreciation for all securities is $2,342,920.
(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

ClearTrack 2025

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.6%
International Equity Funds - 28.0%
Vanguard FTSE Developed Markets ETF	340,410	$ 12,537,300
Vanguard FTSE Emerging Markets ETF (A)	62,883	2,329,186

		14,866,486

International Fixed Income Funds - 14.0%
iShares JPMorgan USD Emerging Markets Bond ETF	345	40,086
Vanguard Total International Bond ETF	132,363	7,425,564

		7,465,650

U.S. Equity Funds - 32.0%
Schwab U.S. Large-Cap ETF (A)	231,540	11,961,356
Schwab U.S. REIT ETF (A)	55,838	2,528,903
Schwab U.S. Small-Cap ETF (A)	44,322	2,519,706

		17,009,965

U.S. Fixed Income Funds - 24.6%
iShares Core U.S. Aggregate Bond ETF	89,642	10,132,235
iShares TIPS Bond ETF	22,387	2,617,041
SPDR Barclays High Yield Bond ETF (A)	9,736	351,080

		13,100,356

Total Exchange-Traded Funds (Cost $50,280,572)		52,442,457

SECURITIES LENDING COLLATERAL - 3.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (B)	2,025,480	2,025,480

Total Securities Lending Collateral (Cost $2,025,480)		2,025,480

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
State Street Bank & Trust Co. 0.03% (B), dated 07/29/2016, to be repurchased at $1,337,141 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 07/31/2020, and with a value of $1,368,063.	$ 1,337,138	1,337,138

Total Repurchase Agreement (Cost $1,337,138)		1,337,138

Total Investments (Cost $53,643,190) (C)		55,805,075
Net Other Assets (Liabilities) - (4.9)%		(2,584,127)

Net Assets - 100.0%		$ 53,220,948

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

ClearTrack 2025

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$52,442,457	$—	$—	$52,442,457
Securities Lending Collateral	2,025,480	—	—	2,025,480
Repurchase Agreement	—	1,337,138	—	1,337,138

Total Investments	$54,467,937	$1,337,138	$—	$55,805,075

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $1,982,428. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at July 31, 2016.
(C)	Aggregate cost for federal income tax purposes is $53,643,190. Aggregate gross unrealized appreciation for all securities is $2,161,885.
(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

ClearTrack 2030

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.2%
International Equity Funds - 28.2%
Vanguard FTSE Developed Markets ETF	297,946	$ 10,973,351
Vanguard FTSE Emerging Markets ETF	41,100	1,522,344

		12,495,695

International Fixed Income Funds - 15.6%
iShares JPMorgan USD Emerging Markets Bond ETF	6,634	770,804
Vanguard Total International Bond ETF	110,039	6,173,188

		6,943,992

U.S. Equity Funds - 36.9%
Schwab U.S. Large-Cap ETF	236,308	12,207,671
Schwab U.S. REIT ETF (A)	46,413	2,102,045
Schwab U.S. Small-Cap ETF	36,353	2,066,668

		16,376,384

U.S. Fixed Income Funds - 17.5%
iShares Core U.S. Aggregate Bond ETF	47,840	5,407,355
iShares TIPS Bond ETF	18,610	2,175,509
SPDR Barclays High Yield Bond ETF (A)	5,590	201,576

		7,784,440

Total Exchange-Traded Funds (Cost $41,824,270)		43,600,511

SECURITIES LENDING COLLATERAL - 0.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (B)	245,088	245,088

Total Securities Lending Collateral (Cost $245,088)		245,088

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
State Street Bank & Trust Co. 0.03% (B), dated 07/29/2016, to be repurchased at $1,695,365 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 07/31/2020, and with a value of $1,729,438.	$ 1,695,361	1,695,361

Total Repurchase Agreement (Cost $1,695,361)		1,695,361

Total Investments (Cost $43,764,719) (C)		45,540,960
Net Other Assets (Liabilities) - (2.6)%		(1,156,461)

Net Assets - 100.0%		$ 44,384,499

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

ClearTrack 2030

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$43,600,511	$—	$—	$43,600,511
Securities Lending Collateral	245,088	—	—	245,088
Repurchase Agreement	—	1,695,361	—	1,695,361

Total Investments	$43,845,599	$1,695,361	$—	$45,540,960

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $239,076. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at July 31, 2016.
(C)	Aggregate cost for federal income tax purposes is $43,764,719. Aggregate gross unrealized appreciation for all securities is $1,776,241.
(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

ClearTrack 2035

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.6%
International Equity Funds - 29.7%
Vanguard FTSE Developed Markets ETF	314,688	$ 11,589,959
Vanguard FTSE Emerging Markets ETF	27,540	1,020,082

		12,610,041

International Fixed Income Funds - 13.3%
iShares JPMorgan USD Emerging Markets Bond ETF	15,321	1,780,147
Vanguard Total International Bond ETF	68,564	3,846,440

		5,626,587

U.S. Equity Funds - 45.9%
Schwab U.S. Large-Cap ETF	295,542	15,267,700
Schwab U.S. REIT ETF	46,832	2,121,021
Schwab U.S. Small-Cap ETF	36,839	2,094,297

		19,483,018

U.S. Fixed Income Funds - 9.7%
iShares Core U.S. Aggregate Bond ETF	32,116	3,630,072
SPDR Barclays High Yield Bond ETF (A)	12,806	461,784

		4,091,856

Total Exchange-Traded Funds (Cost $39,830,544)		41,811,502

SECURITIES LENDING COLLATERAL - 1.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (B)	457,653	457,653

Total Securities Lending Collateral (Cost $457,653)		457,653

	Principal	Value
REPURCHASE AGREEMENT - 2.9%
State Street Bank & Trust Co. 0.03% (B), dated 07/29/2016, to be repurchased at $1,238,579 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 07/31/2020, and with a value of $1,264,813.	$ 1,238,576	1,238,576

Total Repurchase Agreement (Cost $1,238,576)		1,238,576

Total Investments (Cost $41,526,773) (C)		43,507,731
Net Other Assets (Liabilities) - (2.6)%		(1,082,304)

Net Assets - 100.0%		$ 42,425,427

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

ClearTrack 2035

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$41,811,502	$—	$—	$41,811,502
Securities Lending Collateral	457,653	—	—	457,653
Repurchase Agreement	—	1,238,576	—	1,238,576

Total Investments	$42,269,155	$1,238,576	$—	$43,507,731

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of the security on loan is $446,026. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at July 31, 2016.
(C)	Aggregate cost for federal income tax purposes is $41,526,773. Aggregate gross unrealized appreciation for all securities is $1,980,958.
(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

ClearTrack 2040

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 97.7%
International Equity Funds - 29.4%
Vanguard FTSE Developed Markets ETF	249,405	$ 9,185,586
Vanguard FTSE Emerging Markets ETF	14,909	552,230

		9,737,816

International Fixed Income Funds - 6.1%
iShares JPMorgan USD Emerging Markets Bond ETF	13,580	1,577,860
Vanguard Total International Bond ETF	7,658	429,614

		2,007,474

U.S. Equity Funds - 54.5%
Schwab U.S. Large-Cap ETF	284,973	14,721,705
Schwab U.S. REIT ETF (A)	36,549	1,655,304
Schwab U.S. Small-Cap ETF	28,807	1,637,678

		18,014,687

U.S. Fixed Income Funds - 7.7%
iShares Core U.S. Aggregate Bond ETF	15,152	1,712,631
SPDR Barclays High Yield Bond ETF (A)	22,791	821,843

		2,534,474

Total Exchange-Traded Funds (Cost $30,720,325)		32,294,451

SECURITIES LENDING COLLATERAL - 2.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (B)	839,456	839,456

Total Securities Lending Collateral (Cost $839,456)		839,456

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
State Street Bank & Trust Co. 0.03% (B), dated 07/29/2016, to be repurchased at $695,471 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 07/31/2020, and with a value of $712,425.	$ 695,469	695,469

Total Repurchase Agreement (Cost $695,469)		695,469

Total Investments (Cost $32,255,250) (C)		33,829,376
Net Other Assets (Liabilities) - (2.3)%		(772,269)

Net Assets - 100.0%		$ 33,057,107

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

ClearTrack 2040

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$32,294,451	$—	$—	$32,294,451
Securities Lending Collateral	839,456	—	—	839,456
Repurchase Agreement	—	695,469	—	695,469

Total Investments	$33,133,907	$695,469	$—	$33,829,376

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $818,151. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at July 31, 2016.
(C)	Aggregate cost for federal income tax purposes is $32,255,250. Aggregate gross unrealized appreciation for all securities is $1,574,126.
(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

ClearTrack 2045

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Funds - 29.9%
Vanguard FTSE Developed Markets ETF	170,929	$ 6,295,315
Vanguard FTSE Emerging Markets ETF	19,613	726,466

		7,021,781

International Fixed Income Fund - 4.9%
iShares JPMorgan USD Emerging Markets Bond ETF	9,880	1,147,957

U.S. Equity Funds - 61.6%
Schwab U.S. Large-Cap ETF	227,686	11,762,259
Schwab U.S. REIT ETF	26,757	1,211,824
Schwab U.S. Small-Cap ETF	26,114	1,484,581

		14,458,664

U.S. Fixed Income Fund - 2.9%
iShares Core U.S. Aggregate Bond ETF	5,930	670,268

Total Exchange-Traded Funds (Cost $22,099,970)		23,298,670

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.03% (A), dated 07/29/2016, to be repurchased at $190,639 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 07/31/2020, and with a value of $196,175.	$ 190,639	190,639

Total Repurchase Agreement (Cost $190,639)		190,639

Total Investments (Cost $22,290,609) (B)		23,489,309
Net Other Assets (Liabilities) - (0.1)%		(14,320)

Net Assets - 100.0%		$ 23,474,989

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$23,298,670	$—	$—	$23,298,670
Repurchase Agreement	—	190,639	—	190,639

Total Investments	$23,298,670	$190,639	$—	$23,489,309

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at July 31, 2016.
(B)	Aggregate cost for federal income tax purposes is $22,290,609. Aggregate gross unrealized appreciation for all securities is $1,198,700.
(C)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

ClearTrack 2050

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.7%
International Equity Funds - 29.7%
Vanguard FTSE Developed Markets ETF	108,717	$ 4,004,047
Vanguard FTSE Emerging Markets ETF	18,162	672,721

		4,676,768

International Fixed Income Fund - 3.4%
iShares JPMorgan USD Emerging Markets Bond ETF	4,550	528,664

U.S. Equity Funds - 62.6%
Schwab U.S. Large-Cap ETF	152,699	7,888,430
Schwab U.S. REIT ETF	17,372	786,778
Schwab U.S. Small-Cap ETF	20,600	1,171,110

		9,846,318

U.S. Fixed Income Fund - 3.0%
iShares Core U.S. Aggregate Bond ETF	4,103	463,762

Total Exchange-Traded Funds (Cost $14,761,397)		15,515,512

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
State Street Bank & Trust Co. 0.03% (A), dated 07/29/2016, to be repurchased at $603,884 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 07/31/2020, and with a value of $619,500.	$ 603,883	603,883

Total Repurchase Agreement (Cost $603,883)		603,883

Total Investments (Cost $15,365,280) (B)		16,119,395
Net Other Assets (Liabilities) - (2.5)%		(393,542)

Net Assets - 100.0%		$ 15,725,853

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$15,515,512	$—	$—	$15,515,512
Repurchase Agreement	—	603,883	—	603,883

Total Investments	$15,515,512	$603,883	$—	$16,119,395

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at July 31, 2016.
(B)	Aggregate cost for federal income tax purposes is $15,365,280. Aggregate gross unrealized appreciation for all securities is $754,115.
(C)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

ClearTrack Retirement Income

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.9%
International Equity Funds - 15.8%
Vanguard FTSE Developed Markets ETF	201,300	$ 7,413,879
Vanguard FTSE Emerging Markets ETF	47,471	1,758,326

		9,172,205

International Fixed Income Fund - 14.0%
Vanguard Total International Bond ETF	145,355	8,154,415

U.S. Equity Funds - 16.7%
Schwab U.S. Large-Cap ETF	81,247	4,197,220
Schwab U.S. REIT ETF	60,928	2,759,429
Schwab U.S. Small-Cap ETF (A)	48,989	2,785,025

		9,741,674

U.S. Fixed Income Funds - 52.4%
iShares Core U.S. Aggregate Bond ETF	207,959	23,505,606
iShares TIPS Bond ETF	24,584	2,873,870
SPDR Barclays High Yield Bond ETF (A)	114,393	4,125,011

		30,504,487

Total Exchange-Traded Funds (Cost $55,194,817)		57,572,781

SECURITIES LENDING COLLATERAL - 7.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (B)	4,201,813	4,201,813

Total Securities Lending Collateral (Cost $4,201,813)		4,201,813

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
State Street Bank & Trust Co. 0.03% (B), dated 07/29/2016, to be repurchased at $1,434,125 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 07/31/2020, and with a value of $1,466,150.	$ 1,434,121	1,434,121

Total Repurchase Agreement (Cost $1,434,121)		1,434,121

Total Investments (Cost $60,830,751) (C)		63,208,715
Net Other Assets (Liabilities) - (8.6)%		(5,008,343)

Net Assets - 100.0%		$ 58,200,372

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$57,572,781	$—	$—	$57,572,781
Securities Lending Collateral	4,201,813	—	—	4,201,813
Repurchase Agreement	—	1,434,121	—	1,434,121

Total Investments	$61,774,594	$1,434,121	$—	$63,208,715

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $4,095,129. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at July 31, 2016.
(C)	Aggregate cost for federal income tax purposes is $60,830,751. Aggregate gross unrealized appreciation for all securities is $2,377,964.
(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.3%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	7,891	$ 52,745
Transamerica Global Multifactor Macro (F)	1,447,605	13,781,198

		13,833,943

International Equity Funds - 7.8%
Transamerica Developing Markets Equity (A) (F)	2,178,114	20,408,927
Transamerica Emerging Markets Equity (F)	750,826	6,374,509
Transamerica International Equity (F)	1,390,805	23,101,272
Transamerica International Equity Opportunities (F)	2,184,566	15,925,485
Transamerica International Small Cap (F)	927,568	8,709,864
Transamerica International Small Cap Value (F)	713,293	8,231,405

		82,751,462

International Fixed Income Funds - 5.9%
Transamerica Emerging Markets Debt (F)	1,452,109	15,145,502
Transamerica Inflation Opportunities (A) (F)	4,823,430	48,186,061

		63,331,563

U.S. Alternative Funds - 3.4%
Transamerica Arbitrage Strategy Liquidating Trust (A) (B) (C) (D) (E)	13,251	133,138
Transamerica Event Driven (F)	1,062,808	10,468,655
Transamerica Managed Futures Strategy (F)	2,794,119	25,342,658

		35,944,451

U.S. Commodity Fund - 0.5%
Transamerica Commodity Strategy (A) (F)	936,377	5,459,080

U.S. Equity Funds - 27.8%
Transamerica Capital Growth (F)	1,521,169	26,498,764
Transamerica Concentrated Growth (F)	1,408,369	24,421,111
Transamerica Dividend Focused (F)	5,342,895	61,122,714
Transamerica Growth (F)	3,098,816	40,346,580
Transamerica Large Cap Value (F)	5,242,709	66,215,415
Transamerica Mid Cap Value (F)	757,394	12,042,561
Transamerica Mid Cap Value Opportunities (F)	473,926	5,639,715
Transamerica Multi-Cap Growth (F)	1,906,226	15,993,236
Transamerica Small Cap Core (F)	605,234	6,294,432
Transamerica Small Cap Growth (F)	240,499	3,085,597
Transamerica Small Cap Value (F)	586,304	5,886,496
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	1,529	2,873
Transamerica US Growth (F)	1,618,682	28,828,734

		296,378,228

U.S. Fixed Income Funds - 51.8%
Transamerica Bond (F)	6,163,707	59,541,412
Transamerica Core Bond (F)	14,764,756	152,372,279
Transamerica Flexible Income (F)	2,372,064	22,107,638
Transamerica Floating Rate (F)	1,953,861	19,343,223
Transamerica High Yield Bond (F)	2,066,392	18,597,529
Transamerica Intermediate Bond (F)	5,814,183	60,700,066

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Short-Term Bond (F)	6,771,835	$ 68,056,946
Transamerica Total Return (F)	14,501,767	151,833,496

		552,552,589

U.S. Mixed Allocation Fund - 1.6%
Transamerica MLP & Energy Income (F)	2,257,240	16,906,727

Total Investment Companies (Cost $1,005,225,302)		1,067,158,043

Total Investments (Cost $1,005,225,302) (G)		1,067,158,043
Net Other Assets (Liabilities) - (0.1)%		(1,053,633)

Net Assets - 100.0%		$ 1,066,104,410

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,066,969,287	$—	$—	$1,066,969,287

Total	$1,066,969,287	$—	$—	$1,066,969,287

Investment Companies Measured at Net Asset Value (I)				$188,756

Total Investments				$1,067,158,043

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in affiliated company of Transamerica Asset Management, Inc.
(C)

Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2016, total value of securities is $188,756, representing less than 0.1% of the Fund’s net assets.

(D)	Illiquid securities. At July 31, 2016, total value of illiquid securities is $188,756, representing less than 0.1% of the Fund’s net assets.
(E)	Restricted securities. At July 31, 2016, the restricted securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$81,188	$52,745	0.0	%(J)
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	132,510	133,138	0.0	(J)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	15,291	2,873	0.0	(J)

Total			$228,989	$188,756	0.0	%(J)

(F)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(G)

Aggregate cost for federal income tax purposes is $1,005,225,302. Aggregate gross unrealized appreciation and depreciation for all securities is $71,447,875 and $9,515,134, respectively. Net unrealized appreciation for tax purposes is $61,932,741.

(H)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(I)

Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented in the Schedule of Investments.

(J)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.2%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	5,149	$ 34,416
Transamerica Global Multifactor Macro (F)	1,945,822	18,524,224

		18,558,640

International Equity Funds - 25.0%
Transamerica Developing Markets Equity (A) (F)	10,063,595	94,295,885
Transamerica Emerging Markets Equity (F)	4,716,719	40,044,944
Transamerica Global Real Estate Securities (F)	389,739	5,970,798
Transamerica International Equity (F)	6,602,590	109,669,016
Transamerica International Equity Opportunities (F)	8,341,425	60,808,987
Transamerica International Small Cap (F)	3,401,191	31,937,187
Transamerica International Small Cap Value (F)	2,962,022	34,181,731

		376,908,548

U.S. Alternative Funds - 4.2%
Transamerica Event Driven (F)	1,784,656	17,578,862
Transamerica Managed Futures Strategy (F)	5,103,691	46,290,481

		63,869,343

U.S. Equity Funds - 64.6%
Transamerica Capital Growth (F)	4,447,309	77,472,130
Transamerica Concentrated Growth (F)	4,022,663	69,752,979
Transamerica Dividend Focused (F)	16,705,781	191,114,130
Transamerica Growth (F)	9,171,562	119,413,743
Transamerica Large Cap Value (F)	16,889,024	213,308,373
Transamerica Mid Cap Value (F)	4,891,271	77,771,201
Transamerica Mid Cap Value Opportunities (F)	2,698,913	32,117,059
Transamerica Multi-Cap Growth (F)	4,906,928	41,169,124
Transamerica Small Cap Core (F)	404,556	4,207,381
Transamerica Small Cap Growth (F)	1,586,435	20,353,956
Transamerica Small Cap Value (F)	4,208,118	42,249,504
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	5,111	9,603
Transamerica US Growth (F)	4,751,007	84,615,437

		973,554,620

U.S. Mixed Allocation Fund - 5.1%
Transamerica MLP & Energy Income (F)	10,274,866	76,958,749

Total Investment Companies (Cost $1,305,982,399)		1,509,849,900

Total Investments (Cost $1,305,982,399) (G)		1,509,849,900
Net Other Assets (Liabilities) - (0.1)%		(1,461,912)

Net Assets - 100.0%		$ 1,508,387,988

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,509,805,881	$—	$—	$1,509,805,881

Total	$1,509,805,881	$—	$—	$1,509,805,881

Investment Companies Measured at Net Asset Value (I)				$44,019

Total Investments				$1,509,849,900

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in affiliated company of Transamerica Asset Management, Inc.
(C)

Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2016, total value of securities is $44,019, representing less than 0.1% of the Fund’s net assets.

(D)	Illiquid securities. At July 31, 2016, total value of illiquid securities is $44,019, representing less than 0.1% of the Fund’s net assets.
(E)	Restricted securities. At July 31, 2016, the restricted securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$52,975	$34,416	0.0	%(J)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	51,111	9,603	0.0	(J)

Total			$104,086	$44,019	0.0	%(J)

(F)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(G)

Aggregate cost for federal income tax purposes is $1,305,982,399. Aggregate gross unrealized appreciation and depreciation for all securities is $219,242,578 and $15,375,077, respectively. Net unrealized appreciation for tax purposes is $203,867,501.

(H)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(I)

Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented in the Schedule of Investments.

(J)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.6%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	34,418	$ 230,053
Transamerica Global Multifactor Macro (F)	4,639,160	44,164,806

		44,394,859

International Equity Funds - 17.7%
Transamerica Developing Markets Equity (B) (F)	12,316,233	115,403,106
Transamerica Emerging Markets Equity (F)	6,799,273	57,725,826
Transamerica Global Real Estate Securities (F)	1,002,148	15,352,909
Transamerica International Equity (F)	8,095,023	134,458,336
Transamerica International Equity Opportunities (F)	11,613,087	84,659,401
Transamerica International Small Cap (F)	4,738,555	44,495,031
Transamerica International Small Cap Value (F)	4,119,755	47,541,967

		499,636,576

International Fixed Income Funds - 2.1%
Transamerica Emerging Markets Debt (F)	1,311,089	13,674,657
Transamerica Inflation Opportunities (B) (F)	4,681,995	46,773,129

		60,447,786

U.S. Alternative Funds - 3.3%
Transamerica Arbitrage Strategy Liquidating Trust (A) (B) (C) (D) (E)	43,273	434,776
Transamerica Event Driven (F)	2,648,949	26,092,143
Transamerica Managed Futures Strategy (F)	7,328,711	66,471,410

		92,998,329

U.S. Commodity Fund - 0.6%
Transamerica Commodity Strategy (B) (F)	2,744,238	15,998,909

U.S. Equity Funds - 50.4%
Transamerica Capital Growth (F)	6,646,058	115,774,329
Transamerica Concentrated Growth (F)	5,893,767	102,197,921
Transamerica Dividend Focused (F)	24,555,926	280,919,793
Transamerica Growth (F)	13,589,941	176,941,027
Transamerica Large Cap Value (F)	24,407,240	308,263,437
Transamerica Mid Cap Value (F)	7,288,113	115,880,996
Transamerica Mid Cap Value Opportunities (F)	4,269,491	50,806,947
Transamerica Multi-Cap Growth (F)	8,968,781	75,248,076
Transamerica Small Cap Core (F)	1,704,256	17,724,261
Transamerica Small Cap Growth (F)	1,221,537	15,672,320
Transamerica Small Cap Value (F)	3,224,756	32,376,547
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	4,660	8,755
Transamerica US Growth (F)	7,119,550	126,799,180

		1,418,613,589

U.S. Fixed Income Funds - 20.8%
Transamerica Bond (F)	6,476,312	62,561,171
Transamerica Core Bond (F)	16,295,118	168,165,615
Transamerica Flexible Income (F)	4,926,433	45,914,352
Transamerica Floating Rate (F)	2,976,909	29,471,401
Transamerica High Yield Bond (F)	2,859,577	25,736,196
Transamerica Intermediate Bond (F)	7,107,888	74,206,353

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Short-Term Bond (F)	4,360,701	$ 43,825,042
Transamerica Total Return (F)	12,877,282	134,825,146

		584,705,276

U.S. Mixed Allocation Fund - 3.6%
Transamerica MLP & Energy Income (F)	13,561,185	101,573,275

Total Investment Companies (Cost $2,534,921,335)		2,818,368,599

Total Investments (Cost $2,534,921,335) (G)		2,818,368,599
Net Other Assets (Liabilities) - (0.1)%		(3,294,031)

Net Assets - 100.0%		$ 2,815,074,568

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$2,817,695,015	$—	$—	$2,817,695,015

Total	$2,817,695,015	$—	$—	$2,817,695,015

Investment Companies Measured at Net Asset Value (I)				$673,584

Total Investments				$2,818,368,599

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in affiliated company of Transamerica Asset Management, Inc.
(B)	Non-income producing securities.
(C)

Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2016, total value of securities is $673,584, representing less than 0.1% of the Fund’s net assets.

(D)	Illiquid securities. At July 31, 2016, total value of illiquid securities is $673,584, representing less than 0.1% of the Fund’s net assets.
(E)	Restricted securities. At July 31, 2016, the restricted securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$354,111	$230,053	0.0	%(J)
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	432,725	434,776	0.0	(J)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	46,600	8,755	0.0	(J)

Total			$833,436	$673,584	0.0	%(J)

(F)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(G)

Aggregate cost for federal income tax purposes is $2,534,921,335. Aggregate gross unrealized appreciation and depreciation for all securities is $325,591,152 and $42,143,888, respectively. Net unrealized appreciation for tax purposes is $283,447,264.

(H)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(I)

Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented in the Schedule of Investments.

(J)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.5%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	21,365	$ 142,805
Transamerica Global Multifactor Macro (F)	3,251,734	30,956,506

		31,099,311

International Equity Funds - 11.8%
Transamerica Developing Markets Equity (A) (F)	6,418,368	60,140,106
Transamerica Emerging Markets Equity (F)	3,486,962	29,604,303
Transamerica International Equity (F)	3,972,049	65,975,739
Transamerica International Equity Opportunities (F)	5,859,276	42,714,119
Transamerica International Small Cap (F)	2,439,278	22,904,817
Transamerica International Small Cap Value (F)	2,056,590	23,733,054

		245,072,138

International Fixed Income Funds - 4.0%
Transamerica Emerging Markets Debt (F)	2,516,138	26,243,316
Transamerica Inflation Opportunities (A) (F)	5,609,204	56,035,945

		82,279,261

U.S. Alternative Funds - 3.3%
Transamerica Arbitrage Strategy Liquidating Trust (A) (B) (C) (D) (E)	28,370	285,042
Transamerica Event Driven (F)	2,009,978	19,798,285
Transamerica Managed Futures Strategy (F)	5,459,671	49,519,212

		69,602,539

U.S. Commodity Fund - 0.6%
Transamerica Commodity Strategy (A) (F)	2,141,287	12,483,704

U.S. Equity Funds - 36.5%
Transamerica Capital Growth (F)	3,532,520	61,536,491
Transamerica Concentrated Growth (F)	3,501,435	60,714,877
Transamerica Dividend Focused (F)	13,215,709	151,187,714
Transamerica Growth (F)	7,122,058	92,729,189
Transamerica Large Cap Value (F)	12,979,395	163,929,756
Transamerica Mid Cap Value (F)	3,446,659	54,801,878
Transamerica Mid Cap Value Opportunities (F)	2,080,972	24,763,568
Transamerica Multi-Cap Growth (F)	4,936,979	41,421,255
Transamerica Small Cap Core (F)	1,028,365	10,694,992
Transamerica Small Cap Growth (F)	754,123	9,675,399
Transamerica Small Cap Value (F)	1,979,996	19,879,163
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	2,887	5,424
Transamerica US Growth (F)	3,690,681	65,731,030

		757,070,736

U.S. Fixed Income Funds - 39.9%
Transamerica Bond (F)	8,663,705	83,691,393
Transamerica Core Bond (F)	22,986,008	237,215,599
Transamerica Flexible Income (F)	6,302,404	58,738,404
Transamerica Floating Rate (F)	3,241,617	32,092,011
Transamerica High Yield Bond (F)	2,439,566	21,956,092
Transamerica Intermediate Bond (F)	9,637,328	100,613,708

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Short-Term Bond (F)	7,583,826	$ 76,217,449
Transamerica Total Return (F)	20,700,681	216,736,130

		827,260,786

U.S. Mixed Allocation Fund - 2.5%
Transamerica MLP & Energy Income (F)	6,903,229	51,705,187

Total Investment Companies (Cost $1,930,103,531)		2,076,573,662

Total Investments (Cost $1,930,103,531) (G)		2,076,573,662
Net Other Assets (Liabilities) - (0.1)%		(2,112,018)

Net Assets - 100.0%		$ 2,074,461,644

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$2,076,140,391	$—	$—	$2,076,140,391

Total	$2,076,140,391	$—	$—	$2,076,140,391

Investment Companies Measured at Net Asset Value (I)				$433,271

Total Investments				$2,076,573,662

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in affiliated company of Transamerica Asset Management, Inc.
(C)

Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2016, total value of securities is $433,271, representing less than 0.1% of the Fund’s net assets.

(D)	Illiquid securities. At July 31, 2016, total value of illiquid securities is $433,271, representing less than 0.1% of the Fund’s net assets.
(E)	Restricted securities. At July 31, 2016, the restricted securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$219,813	$142,805	0.0	%(J)
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	283,697	285,042	0.0	(J)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	28,869	5,424	0.0	(J)

Total			$532,379	$433,271	0.0	%(J)

(F)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(G)

Aggregate cost for federal income tax purposes is $1,930,103,531. Aggregate gross unrealized appreciation and depreciation for all securities is $173,030,478 and $26,560,347, respectively. Net unrealized appreciation for tax purposes is $146,470,131.

(H)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(I)

Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented in the Schedule of Investments.

(J)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 8.1%
Cayman Islands - 0.5%
AIM Aviation Finance, Ltd.
Series 2015-1A, Class A1,
4.21% (A), 02/15/2040 (B)	$ 2,768,333	$ 2,732,539

United States - 7.6%
American Homes 4 Rent Trust
Series 2014-SFR1, Class D,
3.18% (A), 06/17/2031 (B)	100,000	98,346
AMPLIT Trust
Series 2015-A, Class A,
5.00%, 09/15/2021 (B)	1,994,380	2,022,711
CAM Mortgage Trust
Series 2016-1, Class A,
4.00% (A), 01/15/2056 (B)	355,344	353,853
CarNow Auto Receivables Trust
Series 2014-1A, Class C,
2.81%, 11/15/2018 (B)	1,421,798	1,424,026
Colony American Homes
Series 2014-1A, Class D,
2.63% (A), 05/17/2031 (B)	100,000	98,711
Series 2014-2A, Class D,
2.83% (A), 07/17/2031 (B)	185,000	183,053
CPS Auto Receivables Trust
Series 2014-C, Class C,
3.77%, 08/17/2020 (B)	665,000	654,392
Series 2014-D, Class C,
4.35%, 11/16/2020 (B)	1,030,000	1,015,279
Series 2016-C, Class D,
5.92%, 06/15/2022 (B)	825,000	824,763
CWABS Asset-Backed Certificates Trust
Series 2004-13, Class AF5B,
4.93% (A), 05/25/2035	505,955	517,668
DT Auto Owner Trust
Series 2015-1A, Class D,
4.26%, 02/15/2022 (B)	1,460,000	1,464,594
Series 2016-1A, Class D,
4.66%, 12/15/2022 (B)	250,000	251,539
First Investors Auto Owner Trust
Series 2014-1A, Class D,
3.28%, 04/15/2021 (B)	615,000	610,192
Series 2014-2A, Class D,
3.47%, 02/15/2021 (B)	895,000	884,491
Series 2014-3A, Class D,
3.85%, 02/15/2022 (B)	725,000	722,277
Flagship Credit Auto Trust
Series 2013-2, Class C,
4.42%, 12/16/2019 (B)	1,690,000	1,701,133
Series 2015-1, Class C,
3.76%, 06/15/2021 (B)	1,400,000	1,362,886
GE Accounts Receivable Funding
Series 2010-3, Class TSTC,
6.99%, 08/24/2017 (C) (D) (E)	2,000,000	2,000,000
Home Partners of America Trust
Series 2016-1, Class D,
3.74% (A), 03/17/2033 (B)	1,000,000	1,009,671
Invitation Homes Trust
Series 2014-SFR2, Class D,
3.23% (A), 09/17/2031 (B)	940,000	944,258
Series 2014-SFR3, Class D,
3.48% (A), 12/17/2031 (B)	1,755,000	1,771,519

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
NYMT Residential LLC
Series 2016-RP1A, Class A,
4.00% (A), 03/25/2021 (B)	$ 352,367	$ 352,401
OneMain Financial Issuance Trust
Series 2015-1A, Class B,
3.85%, 03/18/2026 (B)	1,685,000	1,671,032
Series 2015-2A, Class B,
3.10%, 07/18/2025 (B)	2,015,000	1,978,820
Series 2015-3A, Class B,
4.16%, 11/20/2028 (B)	980,000	949,867
Progress Residential Trust
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (B)	1,175,000	1,220,170
RCO Depositor II LLC
Series 2015-2A, Class A,
4.50% (A), 11/25/2045 (B)	1,171,176	1,171,155
RCO Mortgage LLC
Series 2016-1, Class A,
4.50% (A), 11/25/2047	516,679	519,184
SoFi Professional Loan Program LLC
Series 2014-B, Class A2,
2.55%, 08/27/2029 (B)	263,738	265,812
Series 2015-A, Class A2,
2.42%, 03/25/2030 (B)	2,022,211	2,033,234
Series 2015-D, Class B,
3.59%, 10/26/2037 (B)	1,470,000	1,484,208
Series 2016-C, Class B,
3.35% (A), 05/25/2037 (B)	240,000	239,881
Springleaf Funding Trust
Series 2015-AA, Class B,
3.62%, 11/15/2024 (B)	2,025,000	1,992,847
TAL Advantage V LLC
Series 2014-3A, Class A,
3.27%, 11/21/2039 (B)	2,625,000	2,517,897
US Residential Opportunity Fund III Trust
Series 2016-1III, Class A,
3.47%, 07/27/2036 (B)	410,000	410,000
VOLT XLVIII LLC
Series 2016-NPL8, Class A1,
3.50% (A), 07/25/2046 (B)	415,000	414,556
VOLT XXXIII LLC
Series 2015-NPL5, Class A1,
3.50% (A), 03/25/2055 (B)	805,094	800,969
VOLT XXXVI LLC
Series 2015-NP10, Class A1,
3.63% (A), 07/25/2045 (B)	410,865	409,188

		38,346,583

Total Asset-Backed Securities (Cost $41,113,062)		41,079,122

CONVERTIBLE BONDS - 2.7%
United States - 2.7%
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/2020 (F)	1,333,000	1,762,893
Brocade Communications Systems, Inc.
1.38%, 01/01/2020 (F)	1,453,000	1,430,297
Ciena Corp.
3.75%, 10/15/2018 (B)	85,000	100,938
Cypress Semiconductor Corp.
4.50%, 01/15/2022 (B) (F)	405,000	450,816
Hornbeck Offshore Services, Inc.
1.50%, 09/01/2019	980,000	569,013
Iconix Brand Group, Inc.
1.50%, 03/15/2018 (F)	611,000	522,405

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Intercept Pharmaceuticals, Inc.
3.25%, 07/01/2023	$ 520,000	$ 585,975
Ionis Pharmaceuticals, Inc.
1.00%, 11/15/2021	755,000	591,259
Micron Technology, Inc.
Series G,
3.00%, 11/15/2043 (F)	465,000	374,906
Nevro Corp.
1.75%, 06/01/2021	160,000	179,500
Redwood Trust, Inc.
4.63%, 04/15/2018	120,000	120,000
Rovi Corp.
0.50%, 03/01/2020 (F)	1,550,000	1,565,500
RTI International Metals, Inc.
1.63%, 10/15/2019	455,000	502,206
RWT Holdings, Inc.
5.63%, 11/15/2019	675,000	680,906
Viavi Solutions, Inc.
0.63%, 08/15/2033	235,000	232,650
Whiting Petroleum Corp.
Series 2,
1.25%, 06/05/2020	4,395,000	3,719,532

Total Convertible Bonds (Cost $14,632,820)		13,388,796

CORPORATE DEBT SECURITIES - 68.6%
Argentina - 0.1%
YPF SA
31.35% (A), 07/07/2020 (B)	400,000	435,000

Austria - 0.0% (G)
OGX Austria GmbH
8.38%, 04/01/2022 (B) (E) (H)	6,100,000	61
8.50%, 06/01/2018 (B) (E) (H)	600,000	6

		67

Bermuda - 0.0% (G)
Aircastle, Ltd.
5.50%, 02/15/2022	145,000	155,150

Brazil - 1.8%
BRF SA
3.95%, 05/22/2023 (B)	4,600,000	4,623,000
Cielo SA / Cielo USA, Inc.
3.75%, 11/16/2022 (B)	4,460,000	4,249,042

		8,872,042

Canada - 3.0%
Air Canada Pass-Through Trust
5.00%, 06/15/2025 (B)	5,740,000	5,696,950
Baytex Energy Corp.
5.13%, 06/01/2021 (B)	20,000	16,200
5.63%, 06/01/2024 (B)	890,000	703,100
Canadian Natural Resources, Ltd.
3.90%, 02/01/2025 (F)	105,000	105,094
MEG Energy Corp.
6.38%, 01/30/2023 (B)	555,000	391,275
6.50%, 03/15/2021 (B) (F)	375,000	279,375
Pacific Exploration and Production Corp.
5.13%, 03/28/2023 (B)	150,000	24,750
5.63%, 01/19/2025 (B) (H)	2,635,000	421,600
Valeant Pharmaceuticals International, Inc.
5.50%, 03/01/2023 (B)	270,000	222,750
5.88%, 05/15/2023 (B)	1,195,000	994,838
6.38%, 10/15/2020 (B) (F)	3,900,000	3,519,750

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Valeant Pharmaceuticals International, Inc. (continued)
6.75%, 08/15/2021 (B)	$ 1,670,000	$ 1,498,825
7.25%, 07/15/2022 (B)	1,395,000	1,245,037

		15,119,544

Cayman Islands - 0.1%
Noble Holding International, Ltd.
6.05%, 03/01/2041	385,000	236,534
6.20%, 08/01/2040	385,000	238,700

		475,234

Colombia - 0.6%
Ecopetrol SA
5.88%, 09/18/2023 (F)	1,829,000	1,911,305
5.88%, 05/28/2045	1,025,000	905,844

		2,817,149

France - 2.6%
Credit Agricole SA
4.38%, 03/17/2025 (B) (F)	5,785,000	5,903,408
Societe Generale SA
4.25%, 04/14/2025 (B) (F)	7,090,000	7,184,474

		13,087,882

Italy - 1.6%
Enel SpA
8.75% (A), 09/24/2073 (B)	4,563,000	5,287,376
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (B)	2,710,000	2,583,459

		7,870,835

Luxembourg - 0.3%
Cosan Luxembourg SA
7.00%, 01/20/2027 (B) (F)	1,300,000	1,317,875

Mexico - 1.4%
America Movil SAB de CV
8.46%, 12/18/2036	MXN 59,500,000	3,125,955
Cemex SAB de CV
7.75%, 04/16/2026 (B)	$ 1,060,000	1,176,600
Petroleos Mexicanos
7.47%, 11/12/2026	MXN 59,910,000	2,860,407

		7,162,962

Netherlands - 4.3%
ABN AMRO Bank NV
4.75%, 07/28/2025 (B)	$ 1,995,000	2,090,784
4.80%, 04/18/2026 (B) (F)	400,000	423,420
Embraer Netherlands Finance BV
5.05%, 06/15/2025	720,000	722,700
Enel Finance International NV
6.00%, 10/07/2039 (B)	2,550,000	3,088,874
6.80%, 09/15/2037 (B)	100,000	130,761
ING Bank NV
5.80%, 09/25/2023 (B)	4,200,000	4,676,843
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040	2,845,000	3,503,589
Petrobras Global Finance BV
6.25%, 03/17/2024	3,700,000	3,468,750
6.75%, 01/27/2041	1,260,000	1,033,200
6.88%, 01/20/2040 (F)	1,025,000	849,161
7.25%, 03/17/2044	920,000	784,944
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026 (F)	1,030,000	1,052,580

		21,825,606

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Spain - 1.1%
Santander Issuances SAU
5.18%, 11/19/2025	$ 600,000	$ 615,630
Telefonica Emisiones SAU
7.05%, 06/20/2036	3,965,000	5,223,808

		5,839,438

United Kingdom - 2.3%
Barclays PLC
4.38%, 09/11/2024	5,815,000	5,860,078
HSBC Holdings PLC
4.30%, 03/08/2026 (F)	1,705,000	1,828,336
Lloyds Banking Group PLC
4.50%, 11/04/2024	2,000,000	2,074,606
4.58%, 12/10/2025 (B)	228,000	232,735
4.65%, 03/24/2026	420,000	433,417
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024	560,000	561,928
Standard Chartered PLC
5.20%, 01/26/2024 (B) (F)	710,000	757,245

		11,748,345

United States - 49.4%
Air Lease Corp.
3.75%, 02/01/2022	2,185,000	2,261,366
4.25%, 09/15/2024	1,865,000	1,939,600
Albemarle Corp.
4.15%, 12/01/2024	1,575,000	1,710,299
Alcatel-Lucent USA, Inc.
6.45%, 03/15/2029	3,835,000	4,074,687
6.50%, 01/15/2028	1,865,000	1,958,250
Alcoa, Inc.
5.90%, 02/01/2027	1,975,000	2,115,219
6.75%, 01/15/2028	570,000	618,450
Ally Financial, Inc.
4.25%, 04/15/2021	420,000	428,925
5.75%, 11/20/2025 (F)	1,935,000	2,014,819
American Airlines Pass-Through Trust
3.70%, 11/01/2024	1,040,868	1,014,846
4.38%, 04/01/2024	730,569	743,354
Antero Resources Corp.
5.13%, 12/01/2022	795,000	741,338
5.38%, 11/01/2021	210,000	201,075
Avnet, Inc.
4.63%, 04/15/2026	2,100,000	2,192,877
Bank of America Corp.
4.25%, 10/22/2026, MTN	2,414,000	2,544,117
6.05%, 06/01/2034, MTN	820,000	1,004,821
Brambles USA, Inc.
4.13%, 10/23/2025 (B)	1,305,000	1,420,033
Brixmor Operating Partnership, LP
3.88%, 08/15/2022	280,000	289,548
4.13%, 06/15/2026	1,425,000	1,476,562
Bruce Mansfield Pass-Through Trust
6.85%, 06/01/2034	1,480,381	1,436,606
California Resources Corp.
5.00%, 01/15/2020	155,000	70,525
5.50%, 09/15/2021	1,755,000	807,300
6.00%, 11/15/2024	1,335,000	574,050
CBRE Services, Inc.
4.88%, 03/01/2026 (F)	5,935,000	6,190,905
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023 (F)	335,000	346,516
5.13%, 05/01/2023 (B)	2,895,000	2,992,706

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital
6.48%, 10/23/2045 (B)	$ 1,110,000	$ 1,331,706
Chesapeake Energy Corp.
4.88%, 04/15/2022 (F)	2,315,000	1,458,450
5.75%, 03/15/2023	305,000	196,725
Cimarex Energy Co.
4.38%, 06/01/2024	335,000	350,069
ConocoPhillips Co.
4.95%, 03/15/2026 (F)	1,574,000	1,750,453
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	647,342	666,762
6.25%, 10/11/2021	208,783	223,919
Continental Resources, Inc.
3.80%, 06/01/2024 (F)	4,120,000	3,522,600
Cox Communications, Inc.
3.85%, 02/01/2025 (B)	3,955,000	4,019,589
Crown Castle International Corp.
3.70%, 06/15/2026	425,000	447,643
4.45%, 02/15/2026	2,225,000	2,467,556
Crown Castle Towers LLC
3.66%, 05/15/2045 (B)	3,075,000	3,198,031
CVS Pass-Through Trust
4.70%, 01/10/2036 (B)	5,112,073	5,523,122
DDR Corp.
3.63%, 02/01/2025 (F)	4,360,000	4,420,621
Devon Energy Corp.
5.85%, 12/15/2025 (F)	1,245,000	1,367,722
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
6.02%, 06/15/2026 (B)	4,350,000	4,660,225
Energy Transfer Partners, LP
4.05%, 03/15/2025 (F)	2,125,000	2,077,969
5.20%, 02/01/2022	1,095,000	1,168,243
EnLink Midstream Partners, LP
4.15%, 06/01/2025	160,000	150,143
4.40%, 04/01/2024	105,000	102,271
Express Scripts Holding Co.
3.40%, 03/01/2027	2,130,000	2,178,129
4.50%, 02/25/2026	555,000	617,501
Ford Motor Credit Co. LLC
4.39%, 01/08/2026, MTN	2,525,000	2,776,493
Forethought Financial Group, Inc.
8.63%, 04/15/2021 (B) (E)	1,430,000	1,588,185
Freeport-McMoRan, Inc.
4.55%, 11/14/2024 (F)	1,590,000	1,363,425
General Electric Co.
5.00% (A), 01/21/2021 (I)	315,000	339,413
General Motors Co.
5.20%, 04/01/2045 (F)	205,000	219,826
General Motors Financial Co., Inc.
3.70%, 05/09/2023	185,000	188,967
5.25%, 03/01/2026 (F)	8,280,000	9,245,042
Glencore Funding LLC
4.63%, 04/29/2024 (B) (F)	6,205,000	6,040,816
Halcon Resources Corp.
8.63%, 02/01/2020 (B) (F) (H)	675,000	621,000
HCA, Inc.
5.00%, 03/15/2024	2,440,000	2,562,000
7.05%, 12/01/2027	180,000	185,400
7.50%, 12/15/2023 - 11/06/2033	3,700,000	3,989,575
7.58%, 09/15/2025, MTN	1,020,000	1,111,800
7.69%, 06/15/2025	2,060,000	2,286,600
7.75%, 07/15/2036, MTN	125,000	136,875
8.36%, 04/15/2024	190,000	216,600

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
HD Supply, Inc.
7.50%, 07/15/2020	$ 65,000	$ 67,925
Hercules, Inc.
6.50%, 06/30/2029	1,260,000	1,061,550
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025 (B)	3,660,000	3,925,039
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
4.88%, 03/15/2019	1,220,000	1,210,850
5.88%, 02/01/2022	840,000	802,200
IFM US Colonial Pipeline 2 LLC
6.45%, 05/01/2021 (B)	2,300,000	2,566,473
International Lease Finance Corp.
4.63%, 04/15/2021	2,395,000	2,562,650
INVISTA Finance LLC
4.25%, 10/15/2019 (B)	3,725,000	3,696,753
iStar, Inc.
5.00%, 07/01/2019	2,040,000	2,009,400
Jabil Circuit, Inc.
4.70%, 09/15/2022	3,640,000	3,721,900
JBS USA LLC / JBS USA Finance, Inc.
5.75%, 06/15/2025 (B)	945,000	921,375
7.25%, 06/01/2021 (B)	60,000	61,950
Jefferies Group LLC
6.25%, 01/15/2036	3,350,000	3,566,939
Keysight Technologies, Inc.
4.55%, 10/30/2024	3,860,000	4,000,770
Kinder Morgan Energy Partners, LP
4.25%, 09/01/2024	380,000	388,843
Kinder Morgan, Inc.
4.30%, 06/01/2025 (F)	2,070,000	2,143,274
KLA-Tencor Corp.
4.13%, 11/01/2021	2,960,000	3,191,798
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.88%, 08/01/2021 (B)	2,365,000	2,146,237
7.38%, 10/01/2017	1,020,000	1,032,750
Level 3 Financing, Inc.
5.38%, 08/15/2022	65,000	68,250
Liberty Property, LP
3.75%, 04/01/2025	4,410,000	4,571,014
Mackinaw Power LLC
6.30%, 10/31/2023 (B) (E)	744,634	832,095
Masco Corp.
4.45%, 04/01/2025	1,531,000	1,626,688
5.95%, 03/15/2022	275,000	313,156
6.50%, 08/15/2032	895,000	980,025
7.75%, 08/01/2029	415,000	502,150
Meccanica Holdings USA, Inc.
7.38%, 07/15/2039 (B)	5,400,000	5,751,000
Morgan Stanley
4.10%, 05/22/2023, MTN	9,655,000	10,194,782
8.00%, 05/09/2017, MTN	AUD 2,470,000	1,950,645
Newfield Exploration Co.
5.38%, 01/01/2026	$ 605,000	577,775
5.63%, 07/01/2024	1,825,000	1,802,188
Nuance Communications, Inc.
1.00%, 12/15/2035 (B)	1,225,000	1,100,203
Oasis Petroleum, Inc.
6.88%, 03/15/2022 (F)	265,000	231,213
Old Republic International Corp.
4.88%, 10/01/2024	2,550,000	2,774,362
Owens Corning
4.20%, 12/01/2024	1,290,000	1,368,064
7.00%, 12/01/2036	4,585,000	5,735,684

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
QEP Resources, Inc.
5.25%, 05/01/2023	$ 568,000	$ 535,340
5.38%, 10/01/2022	640,000	611,200
Quicken Loans, Inc.
5.75%, 05/01/2025 (B)	4,640,000	4,599,400
Regency Energy Partners, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	565,000	564,127
5.88%, 03/01/2022	150,000	163,599
Retail Opportunity Investments Partnership, LP
4.00%, 12/15/2024	1,980,000	2,017,772
Rialto Holdings LLC / Rialto Corp.
7.00%, 12/01/2018 (B)	1,960,000	2,000,376
Rice Energy, Inc.
6.25%, 05/01/2022 (F)	855,000	833,625
Rowan Cos, Inc.
4.75%, 01/15/2024 (F)	1,680,000	1,377,600
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026 (B)	1,205,000	1,236,631
Santander Holdings USA, Inc.
4.50%, 07/17/2025	4,628,000	4,803,808
SM Energy Co.
5.00%, 01/15/2024	450,000	360,000
5.63%, 06/01/2025	205,000	170,150
6.13%, 11/15/2022 (F)	620,000	525,450
Solvay Finance America LLC
4.45%, 12/03/2025 (B)	400,000	435,251
Southwestern Energy Co.
4.10%, 03/15/2022 (F)	1,570,000	1,389,450
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	155,000	163,803
Springleaf Finance Corp.
8.25%, 10/01/2023	1,720,000	1,702,800
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	1,710,000	1,756,100
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
4.13%, 11/15/2019	636,000	633,615
5.25%, 05/01/2023	475,000	464,313
6.38%, 08/01/2022	1,175,000	1,198,500
6.88%, 02/01/2021	115,000	117,875
Time Warner Cable, Inc.
4.50%, 09/15/2042	2,310,000	2,243,654
5.50%, 09/01/2041	3,540,000	3,874,810
5.88%, 11/15/2040	770,000	861,690
UAL Pass-Through Trust
6.64%, 01/02/2024	2,032,332	2,174,595
Universal Health Services, Inc.
4.75%, 08/01/2022 (B)	2,080,000	2,142,400
5.00%, 06/01/2026 (B) (F)	1,735,000	1,787,050
Viacom, Inc.
5.85%, 09/01/2043	285,000	304,583
Welltower, Inc.
4.00%, 06/01/2025	695,000	740,876
4.25%, 04/01/2026	700,000	759,507
Weyerhaeuser Co.
6.88%, 12/15/2033	4,740,000	6,091,104
Whiting Petroleum Corp.
5.75%, 03/15/2021 (F)	1,745,000	1,461,438
Williams Partners, LP / ACMP Finance Corp.
4.88%, 05/15/2023	720,000	715,056
4.88%, 03/15/2024 (F)	3,330,000	3,321,988

		249,537,766

Total Corporate Debt Securities (Cost $338,328,841)		346,264,895

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2016 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 3.9%
Mexico - 1.4%
Mexico Bonos
Series M,
6.50%, 06/10/2021	MXN 61,000,000	$ 3,371,895
8.50%, 11/18/2038	59,301,800	3,934,976

		7,306,871

Supranational - 2.5%
European Bank for Reconstruction & Development
6.40%, 03/04/2019, MTN	INR 62,950,000	945,718
International Bank for Reconstruction & Development
4.50%, 08/03/2017	COP 15,270,000,000	4,818,555
International Finance Corp.
7.80%, 06/03/2019, MTN	INR 433,760,000	6,768,469

		12,532,742

Total Foreign Government Obligations (Cost $23,104,940)		19,839,613

LOAN ASSIGNMENT - 0.2%
United States - 0.2%
Chemours Co.
Term Loan B,
3.75% (A), 05/12/2022	$ 1,023,570	992,223

Total Loan Assignment (Cost $1,019,328)		992,223

MORTGAGE-BACKED SECURITIES - 4.3%
United States - 4.3%
Alternative Loan Trust
Series 2003-20CB, Class 2A1,
5.75%, 10/25/2033	651,349	671,087
Series 2003-9T1, Class A7,
5.50%, 07/25/2033	602,748	598,722
Series 2004-J3, Class 1A1,
5.50%, 04/25/2034	555,437	564,414
Banc of America Funding Trust
Series 2005-7, Class 3A1,
5.75%, 11/25/2035	736,538	754,715
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1,
0.76% (A), 04/25/2035	481,054	377,732
Citigroup Mortgage Loan Trust
Series 2015-2, Class 1A1,
0.65% (A), 06/25/2047 (B)	1,612,459	1,386,290
Extended Stay America Trust
Series 2013-ESH7, Class D7,
4.17% (A), 12/05/2031 (B)	5,130,000	5,167,178
GMACM Mortgage Loan Trust
Series 2005-AR4, Class 3A1,
3.57% (A), 07/19/2035	801,338	725,531
GS Mortgage Securities Trust
Series 2007-GG10, Class AM,
5.79% (A), 08/10/2045	3,110,000	2,825,158
GSR Mortgage Loan Trust
Series 2004-14, Class 5A1,
2.89% (A), 12/25/2034	824,045	816,313
Hilton USA Trust
Series 2013-HLT, Class DFX,
4.41%, 11/05/2030 (B)	1,375,000	1,385,457

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2005-16IP, Class A1,
1.13% (A), 07/25/2045	$ 208,833	$ 170,855
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LDPX, Class AM,
5.46% (A), 01/15/2049	400,000	387,025
Series 2010-C1, Class C,
6.17% (A), 06/15/2043 (B) (E)	1,211,000	1,165,627
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
3.01% (A), 02/25/2035	528,312	499,872
MASTR Alternative Loan Trust
Series 2003-9, Class 4A1,
5.25%, 11/25/2033	501,574	512,228
Series 2004-5, Class 2A1,
6.00%, 06/25/2034	531,120	542,056
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-20, Class 8A7,
5.75%, 11/25/2034	1,022,997	1,036,678
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class D,
4.89% (A), 05/10/2063 (B)	1,015,000	1,045,508
WFRBS Commercial Mortgage Trust
Series 2012-C7, Class E,
4.84% (A), 06/15/2045 (B)	840,000	826,754

Total Mortgage-Backed Securities (Cost $21,652,604)		21,459,200

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
3.79% (A), 10/25/2027	1,000,000	1,019,988
4.74% (A), 11/25/2023	1,350,000	1,405,451

Total U.S. Government Agency Obligations (Cost $2,309,108)		2,425,439

U.S. GOVERNMENT OBLIGATIONS - 6.1%
U.S. Treasury Note
0.63%, 06/30/2018 (F)	16,620,000	16,608,316
0.88%, 05/15/2017	9,505,000	9,528,762
1.00%, 05/31/2018 (F)	4,750,000	4,778,016

Total U.S. Government Obligations (Cost $30,906,458)		30,915,094

	Shares	Value
COMMON STOCK - 0.0% (G)
Brazil - 0.0% (G)
OGX Petroleo e Gas SA, ADR (J)	106,674	68,911

Total Common Stock (Cost $0)		68,911

CONVERTIBLE PREFERRED STOCKS - 1.4%
Bermuda - 0.2%
Bunge, Ltd.
4.88%	8,666	865,733

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2016 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Ireland - 0.4%
Allergan PLC
Series A, 5.50%	2,505	$ 2,245,332

United States - 0.8%
Belden, Inc.
6.75%	4,000	425,156
Chesapeake Energy Corp.
5.75%	4,827	1,542,351
5.75% (B)	88	28,398
Wells Fargo & Co.
Series L, Class A, 7.50%	1,340	1,783,888

		3,779,793

Total Convertible Preferred Stocks (Cost $8,286,677)		6,890,858

PREFERRED STOCK - 0.4%
United States - 0.4%
Countrywide Capital IV
6.75%	88,375	2,226,166

Total Preferred Stock (Cost $1,580,256)		2,226,166

SECURITIES LENDING COLLATERAL - 15.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (K)	75,878,380	75,878,380

Total Securities Lending Collateral (Cost $75,878,380)		75,878,380

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
State Street Bank & Trust Co. 0.03% (K), dated 07/29/2016, to be repurchased at $13,722,813 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 08/31/2020, and with a value of $13,999,500.	$ 13,722,778	13,722,778

Total Repurchase Agreement (Cost $13,722,778)		13,722,778

Total Investments (Cost $572,535,252) (L)		575,151,475
Net Other Assets (Liabilities) - (13.9)%		(70,325,515)

Net Assets - 100.0%		$ 504,825,960

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2016 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
Oil, Gas & Consumable Fuels	9.8%		$ 56,513,063
Banks	7.9		45,362,997
Asset-Backed Securities	7.1		41,079,122
U.S. Government Obligations	5.4		30,915,094
Real Estate Investment Trusts	4.4		25,122,055
Mortgage-Backed Securities	3.7		21,459,200
Foreign Government Obligations	3.4		19,839,613
Health Care Providers & Services	3.0		17,213,930
Diversified Financial Services	2.8		16,265,448
Media	2.8		15,975,254
Capital Markets	2.1		12,145,427
Pharmaceuticals	1.9		10,779,112
Building Products	1.8		10,525,767
Airlines	1.8		10,520,426
Electronic Equipment, Instruments & Components	1.8		10,340,703
Metals & Mining	1.8		10,137,910
Automobiles	1.7		9,653,835
Electric Utilities	1.6		9,339,106
Food & Staples Retailing	1.6		9,026,711
Technology Hardware, Storage & Peripherals	1.5		8,585,264
Real Estate Management & Development	1.4		8,191,281
Communications Equipment	1.4		7,796,822
Food Products	1.4		7,789,933
Trading Companies & Distributors	1.2		6,986,691
Consumer Finance	1.2		6,923,037
Aerospace & Defense	1.2		6,637,503
Wireless Telecommunication Services	1.1		6,323,986
Diversified Telecommunication Services	0.9		5,292,058
Energy Equipment & Services	0.8		4,386,204
Insurance	0.8		4,362,547
Professional Services	0.7		4,249,042
Textiles, Apparel & Luxury Goods	0.7		4,219,158
Chemicals	0.7		4,199,323
Semiconductors & Semiconductor Equipment	0.7		4,017,520
Biotechnology	0.5		2,940,127
Software	0.5		2,665,703
U.S. Government Agency Obligations	0.4		2,425,439
Commercial Services & Supplies	0.3		1,709,581
Independent Power & Renewable Electricity Producers	0.2		1,436,606
Construction Materials	0.2		1,176,600
Machinery	0.1		502,206
Industrial Conglomerates	0.1		339,413
Health Care Equipment & Supplies	0.0	(G)	179,500

Investments, at Value	84.4		485,550,317
Short-Term Investments	15.6		89,601,158

Total Investments	100.0%		$ 575,151,475

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2016 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$39,079,122	$2,000,000	$41,079,122
Convertible Bonds	—	13,388,796	—	13,388,796
Corporate Debt Securities	—	346,264,895	—	346,264,895
Foreign Government Obligations	—	19,839,613	—	19,839,613
Loan Assignment	—	992,223	—	992,223
Mortgage-Backed Securities	—	21,459,200	—	21,459,200
U.S. Government Agency Obligations	—	2,425,439	—	2,425,439
U.S. Government Obligations	—	30,915,094	—	30,915,094
Common Stock	68,911	—	—	68,911
Convertible Preferred Stocks	6,890,858	—	—	6,890,858
Preferred Stock	2,226,166	—	—	2,226,166
Securities Lending Collateral	75,878,380	—	—	75,878,380
Repurchase Agreement	—	13,722,778	—	13,722,778

Total Investments	$85,064,315	$488,087,160	$2,000,000	$575,151,475

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2016.
(B)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the total value of 144A securities is $173,372,295, representing 34.3% of the Fund’s net assets.

(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2016, value of the security is $2,000,000, representing 0.4% of the Fund’s net assets.
(D)	Security is Level 3 of the fair value hierarchy.
(E)	Illiquid securities. At July 31, 2016, total value of illiquid securities is $5,585,974, representing 1.1% of the Fund’s net assets.
(F)

All or a portion of the securities are on loan. The total value of all securities on loan is $74,332,028. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Securities in default.
(I)	Perpetual maturity. The date displayed is the next call date.
(J)	Non-income producing security.
(K)	Rates disclosed reflect the yields at July 31, 2016.
(L)

Aggregate cost for federal income tax purposes is $572,535,252. Aggregate gross unrealized appreciation and depreciation for all securities is $26,762,832 and $24,146,609, respectively. Net unrealized appreciation for tax purposes is $2,616,223.

(M)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(N)	Level 3 securities were not considered significant to the Fund.

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
COP	Columbian Peso
INR	Indian Rupee
MXN	Mexican Peso

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2016 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Automobiles - 4.7%
Tesla Motors, Inc. (A) (B)	142,257	$ 33,400,521

Beverages - 1.0%
Monster Beverage Corp. (A)	43,003	6,907,572

Biotechnology - 0.9%
Alnylam Pharmaceuticals, Inc. (A) (B)	37,336	2,541,835
Intrexon Corp. (A) (B)	90,645	2,296,038
Juno Therapeutics, Inc. (A) (B)	46,194	1,428,780

		6,266,653

Diversified Financial Services - 5.4%
S&P Global, Inc.	317,921	38,849,946

Food Products - 3.4%
Mead Johnson Nutrition Co., Class A	273,640	24,408,688

Health Care Equipment & Supplies - 5.3%
Intuitive Surgical, Inc. (A)	54,009	37,577,302

Health Care Technology - 1.5%
athenahealth, Inc. (A) (B)	80,938	10,343,067

Internet & Catalog Retail - 14.9%
Amazon.com, Inc. (A)	88,463	67,126,609
JD.com, Inc., ADR (A) (B)	286,558	6,203,981
Netflix, Inc. (A)	175,202	15,987,183
Priceline Group, Inc. (A)	12,651	17,089,097

		106,406,870

Internet Software & Services - 20.9%
Alphabet, Inc., Class C (A)	48,954	37,635,346
Facebook, Inc., Class A (A)	537,688	66,641,051
LinkedIn Corp., Class A (A)	106,298	20,486,813
Tencent Holdings, Ltd.	369,200	8,875,000
Twitter, Inc. (A) (B)	937,683	15,603,045

		149,241,255

IT Services - 7.1%
MasterCard, Inc., Class A	317,929	30,279,558
Visa, Inc., Class A	264,838	20,670,606

		50,950,164

Life Sciences Tools & Services - 5.7%
Illumina, Inc. (A)	245,180	40,785,693

Pharmaceuticals - 3.3%
Zoetis, Inc., Class A	470,457	23,743,965

Semiconductors & Semiconductor Equipment - 0.8%
NVIDIA Corp. (B)	97,422	5,562,796

Software - 13.1%
Activision Blizzard, Inc.	176,136	7,073,622
Mobileye NV (A)	93,264	4,468,278
salesforce.com, Inc. (A)	447,676	36,619,897
Splunk, Inc. (A) (B)	184,347	11,529,061
Workday, Inc., Class A (A) (B)	402,156	33,515,681

		93,206,539

Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	476,195	49,624,281

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.5%
Michael Kors Holdings, Ltd. (A) (B)	212,029	$ 10,966,140

Total Common Stocks (Cost $405,960,148)		688,241,452

	Number of Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.0% (C) (D)
Call - USD vs. CNY (E)
Exercise Price CNY 8
Expiration Date 12/01/2016, RBS	118,343,894	6,035

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $547,033)		6,035

	Shares	Value
SECURITIES LENDING COLLATERAL - 13.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (F)	98,965,861	98,965,861

Total Securities Lending Collateral (Cost $98,965,861)		98,965,861

	Principal	Value
REPURCHASE AGREEMENT - 3.6%
State Street Bank & Trust Co. 0.03% (F), dated 07/29/2016, to be repurchased at $25,745,689 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 08/31/2020, and with a value of $26,265,000.	$ 25,745,625	25,745,625

Total Repurchase Agreement (Cost $25,745,625)		25,745,625

Total Investments (Cost $531,218,667) (G)		812,958,973
Net Other Assets (Liabilities) - (14.0)%		(99,910,787)

Net Assets - 100.0%		$ 713,048,186

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$679,366,452	$8,875,000	$—	$688,241,452
Over-the-Counter Foreign Exchange Options Purchased	—	6,035	—	6,035
Securities Lending Collateral	98,965,861	—	—	98,965,861
Repurchase Agreement	—	25,745,625	—	25,745,625

Total Investments	$778,332,313	$34,626,660	$—	$812,958,973

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $96,858,166. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Cash in the amount of $80,000 has been segregated by the broker as collateral for open options contracts.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Illiquid derivative. At July 31, 2016, value of the illiquid derivative is $6,035, representing less than 0.1% of the Fund’s net assets.
(F)	Rates disclosed reflect the yields at July 31, 2016.
(G)

Aggregate cost for federal income tax purposes is $531,218,667. Aggregate gross unrealized appreciation and depreciation for all securities is $310,991,041 and $29,250,735, respectively. Net unrealized appreciation for tax purposes is $281,740,306.

(H)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland PLC

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Commodity Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 90.8%

State Street Bank & Trust Co. 0.03% (A),
dated 07/29/2016, to be repurchased at $31,366,944 on 08/01/2016. Collateralized by U.S. Government Obligations, 1.38% - 2.13%, due 08/31/2020 - 08/15/2021, and with a total value of $31,998,687.

$ 31,366,869	$ 31,366,869

Total Repurchase Agreement (Cost $31,366,869)	31,366,869

Total Investments (Cost $31,366,869) (B)	31,366,869
Net Other Assets (Liabilities) - 9.2%	3,177,407

Net Assets - 100.0%	$ 34,544,276

OVER-THE-COUNTER SWAP AGREEMENTS: (C)

Total Return Swap Agreements – Receivable (D)

Reference Entity	Counterparty	Rate	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Bloomberg Commodity Index 3-Month Forward (E)	MBL	0.19%	08/15/2016	31,254	$(1,009)	$—	$(1,009)
Bloomberg Commodity Index 3-Month Forward (E)	UBS	0.20	08/26/2016	69,091	(2,349)	—	(2,349)
Bloomberg Commodity Index 3-Month Forward (E)	MLI	0.20	10/13/2016	77,807	(2,645)	—	(2,645)

Total					$(6,003)	$—	$(6,003)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Repurchase Agreement	$—	$31,366,869	$—	$31,366,869

Total Investments	$—	$31,366,869	$—	$31,366,869

LIABILITIES
Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$(6,003)	$—	$(6,003)

Total Other Financial Instruments	$—	$(6,003)	$—	$(6,003)

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Commodity Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at July 31, 2016.
(B)	Aggregate cost for federal income tax purposes is $31,366,869.
(C)	Cash in the amount of $4,875,575 has been segregated by the custodian as collateral for open over-the-counter swap agreements contracts.
(D)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(E)	Illiquid derivatives. At July 31, 2016, total value of illiquid derivatives is $(6,003), representing less than (0.1)% of the Fund’s net assets.
(F)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

COUNTERPARTY ABBREVIATIONS:

MBL	Macquarie Bank, Ltd.
MLI	Merrill Lynch International
UBS	UBS AG

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Concentrated Growth

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 94.0%
Aerospace & Defense - 3.0%
United Technologies Corp.	210,465	$ 22,656,557

Biotechnology - 10.9%
BioMarin Pharmaceutical, Inc. (A)	254,860	25,338,181
Gilead Sciences, Inc.	201,430	16,007,642
Incyte Corp. (A)	189,475	17,092,540
Medivation, Inc. (A)	358,528	22,942,207

		81,380,570

Capital Markets - 6.0%
BlackRock, Inc., Class A	63,515	23,262,369
Charles Schwab Corp.	755,475	21,470,599

		44,732,968

Chemicals - 2.5%
Praxair, Inc.	157,097	18,308,084

Commercial Services & Supplies - 2.0%
Stericycle, Inc. (A) (B)	166,595	15,038,531

Distributors - 3.6%
LKQ Corp. (A)	775,510	26,669,789

Electronic Equipment, Instruments & Components - 2.9%
Amphenol Corp., Class A	356,483	21,217,868

Health Care Equipment & Supplies - 7.0%
Cooper Cos., Inc.	137,925	25,167,175
Danaher Corp.	328,061	26,717,288

		51,884,463

Health Care Technology - 2.6%
Cerner Corp. (A)	305,759	19,076,304

Household Products - 3.5%
Colgate-Palmolive Co.	350,353	26,076,774

Internet Software & Services - 11.1%
Akamai Technologies, Inc. (A)	307,574	15,541,714
Alphabet, Inc., Class A (A)	47,808	37,832,383
Facebook, Inc., Class A (A)	233,854	28,983,865

		82,357,962

IT Services - 11.3%
Accenture PLC, Class A	219,424	24,753,221
Fiserv, Inc. (A)	293,549	32,396,068
Visa, Inc., Class A (B)	340,134	26,547,459

		83,696,748

Oil, Gas & Consumable Fuels - 5.4%
Enbridge, Inc.	517,930	21,302,461
EOG Resources, Inc.	231,282	18,895,739

		40,198,200

Pharmaceuticals - 3.8%
Roche Holding AG, ADR (B)	886,738	28,455,422

Professional Services - 3.2%
Verisk Analytics, Inc., Class A (A)	276,441	23,574,888

Real Estate Investment Trusts - 3.7%
American Tower Corp., Class A	240,347	27,824,972

	Shares	Value
COMMON STOCKS (continued)
Software - 2.6%
Adobe Systems, Inc. (A)	199,778	$ 19,550,275

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	292,156	30,445,577

Textiles, Apparel & Luxury Goods - 4.8%
Hanesbrands, Inc.	666,439	17,767,264
NIKE, Inc., Class B	324,450	18,006,975

		35,774,239

Total Common Stocks (Cost $620,546,109)		698,920,191

SECURITIES LENDING COLLATERAL - 5.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (C)	43,040,654	43,040,654

Total Securities Lending Collateral (Cost $43,040,654)		43,040,654

	Principal	Value
REPURCHASE AGREEMENT - 5.8%
State Street Bank & Trust Co. 0.03% (C), dated 07/29/2016, to be repurchased at $42,911,229 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 07/31/2020, and with a value of $43,772,838.	$ 42,911,121	42,911,121

Total Repurchase Agreement (Cost $42,911,121)		42,911,121

Total Investments (Cost $706,497,884) (D)		784,871,966
Net Other Assets (Liabilities) - (5.6)%		(41,939,162)

Net Assets - 100.0%		$ 742,932,804

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Concentrated Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$698,920,191	$—	$—	$698,920,191
Securities Lending Collateral	43,040,654	—	—	43,040,654
Repurchase Agreement	—	42,911,121	—	42,911,121

Total Investments	$741,960,845	$42,911,121	$—	$784,871,966

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $42,133,475. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at July 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $706,497,884. Aggregate gross unrealized appreciation and depreciation for all securities is $92,114,228 and $13,740,146, respectively. Net unrealized appreciation for tax purposes is $78,374,082.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 12.6%
ABFC Trust
Series 2005-AQ1, Class A4,
4.87% (A), 06/25/2035	$ 392,197	$ 401,219
Academic Loan Funding Trust
Series 2012-1A, Class A1,
1.29% (A), 12/27/2022 (B)	268,025	268,069
Series 2013-1A, Class A,
1.29% (A), 12/26/2044 (B)	754,086	750,009
Ally Auto Receivables Trust
Series 2015-SN1, Class A2A,
0.93%, 06/20/2017	110,895	110,891
Series 2015-SN1, Class A3,
1.21%, 12/20/2017	152,000	152,037
Series 2016-1, Class A3,
1.47%, 04/15/2020	1,602,000	1,608,873
Ally Master Owner Trust
Series 2014-4, Class A2,
1.43%, 06/17/2019	1,000,000	1,001,284
Series 2015-3, Class A,
1.63%, 05/15/2020	1,000,000	1,003,210
American Credit Acceptance Receivables Trust
Series 2014-2, Class B,
2.26%, 03/10/2020 (B)	93,494	93,604
Series 2015-1, Class A,
1.43%, 08/12/2019 (B)	94,022	93,993
Series 2015-2, Class A,
1.57%, 06/12/2019 (B)	215,947	215,946
Series 2016-2, Class C,
6.09%, 05/12/2022 (B)	800,000	845,200
Series 2016-3, Class A,
1.70%, 11/12/2020 (B) (C)	823,000	822,970
Series 2016-3, Class C,
4.26%, 08/12/2022 (B) (C)	722,000	721,886
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (B)	2,144,207	2,323,318
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (B)	200,000	216,588
Series 2014-SFR3, Class D,
5.04%, 12/17/2036 (B)	270,000	292,018
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (B)	725,000	794,905
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	977,191	1,043,461
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (B)	825,000	858,056
Series 2015-SFR2, Class E,
6.07%, 10/17/2045 (B)	1,155,000	1,237,597
American Tower Trust I
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (B)	400,000	413,137
AmeriCredit Automobile Receivables Trust
Series 2014-1, Class A3,
0.90%, 02/08/2019	372,379	372,329
Series 2014-2, Class A3,
0.94%, 02/08/2019	313,905	313,715
Series 2015-1, Class A3,
1.26%, 11/08/2019	1,900,000	1,900,218
Series 2015-2, Class A3,
1.27%, 01/08/2020	595,000	594,969
Series 2015-4, Class A3,
1.70%, 07/08/2020	1,500,000	1,508,063

	Principal	Value
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust (continued)
Series 2016-1, Class A3,
1.81%, 10/08/2020	$ 402,000	$ 404,644
Series 2016-2, Class A2A,
1.42%, 10/08/2019	1,613,000	1,615,560
Series 2016-2, Class A3,
1.60%, 11/09/2020	342,000	343,167
Anchor Assets IX LLC
Series 2016-1, Class A,
5.13%, 02/15/2020 (B) (D)	2,000,000	2,000,000
ARLP Securitization Trust
Series 2015-1, Class A1,
3.97% (A), 05/25/2055 (B)	977,589	954,811
AXIS Equipment Finance Receivables III LLC
Series 2015-1A, Class A2,
1.90%, 03/20/2020 (B)	339,172	338,851
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (B)	309,920	310,572
Series 2015-2, Class A,
3.34%, 11/15/2048 (B)	1,127,487	1,160,274
Series 2016-1, Class A,
2.57%, 07/15/2049 (B) (C) (E)	1,500,000	1,500,000
Banc of America Funding Corp.
Series 2012-R6, Class 1A1,
3.00%, 10/26/2039 (B) (D)	203,149	200,226
BCC Funding Corp. X
Series 2015-1, Class A2,
2.22%, 10/20/2020 (B)	1,104,360	1,101,773
Blue Elephant Loan Trust
Series 2015-1, Class A,
3.12%, 12/15/2022 (B)	207,385	207,132
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (B)	368,006	367,437
Cabela’s Credit Card Master Note Trust
Series 2015-2, Class A1,
2.25%, 07/17/2023	185,000	187,907
California Republic Auto Receivables Trust
Series 2015-1, Class A3,
1.33%, 04/15/2019	969,098	969,671
Series 2015-1, Class A4,
1.82%, 09/15/2020	1,155,000	1,162,123
Series 2015-2, Class A3,
1.31%, 08/15/2019	560,000	560,165
CAM Mortgage LLC
Series 2015-1, Class A,
3.50% (A), 07/15/2064 (B)	250,424	250,378
Capital Auto Receivables Asset Trust
Series 2014-2, Class A3,
1.26%, 05/21/2018	377,896	377,979
Series 2015-4, Class A2,
1.62%, 03/20/2019	530,000	531,306
Series 2016-2, Class A2A,
1.32%, 01/22/2019	547,000	546,915
CarFinance Capital Auto Trust
Series 2014-1A, Class A,
1.46%, 12/17/2018 (B)	32,345	32,328
Series 2015-1A, Class A,
1.75%, 06/15/2021 (B)	197,265	196,376
Carlyle Global Market Strategies Commodities Funding, Ltd.
Series 2014-1A, Class A,
2.53% (A), 10/15/2021 (B) (D) (E) (F)	478,948	471,284
CarMax Auto Owner Trust
Series 2013-4, Class A3,
0.80%, 07/16/2018	58,141	58,108

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust (continued)
Series 2016-2, Class A3,
1.52%, 02/16/2021	$ 543,000	$ 546,267
CarNow Auto Receivables Trust
Series 2015-1A, Class A,
1.69%, 01/15/2020 (B)	354,613	354,249
Chase Funding Trust
Series 2003-2, Class 2A2,
1.05% (A), 02/25/2033	419,129	358,783
Series 2003-6, Class 1A5,
5.18% (A), 11/25/2034	365,558	379,423
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A3,
1.27%, 05/15/2019 (B)	155,628	155,688
Series 2016-AA, Class A2,
1.47%, 04/15/2019 (B)	800,000	801,327
Series 2016-AA, Class A3,
1.77%, 10/15/2020 (B)	1,530,000	1,537,203
Citi Held For Asset Issuance
Series 2015-PM1, Class A,
1.85%, 12/15/2021 (B)	235,641	235,227
Series 2016-MF1, Class A,
4.48%, 08/15/2022 (B)	957,144	967,045
Series 2016-MF1, Class B,
6.64%, 08/15/2022 (B)	1,500,000	1,494,673
Series 2016-PM1, Class A,
4.65%, 04/15/2025 (B)	923,448	936,923
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP1, Class A,
3.95% (A), 04/25/2032 (B)	10,473	10,376
Consumer Credit Origination Loan Trust
Series 2015-1, Class A,
2.82%, 03/15/2021 (B)	71,392	71,457
COOF Securitization Trust, Ltd., Interest Only STRIPS
Series 2014-1, Class A,
3.09% (A), 06/25/2040 (B)	832,334	96,030
CPS Auto Receivables Trust
Series 2012-B, Class A,
2.52%, 09/16/2019 (B)	244,139	244,529
Series 2013-D, Class A,
1.54%, 07/16/2018 (B)	292,411	292,421
Series 2014-A, Class A,
1.21%, 08/15/2018 (B)	54,004	53,967
Series 2014-D, Class A,
1.49%, 04/15/2019 (B)	354,561	354,370
Series 2014-D, Class C,
4.35%, 11/16/2020 (B)	125,000	123,213
Series 2015-A, Class A,
1.53%, 07/15/2019 (B)	252,762	252,622
Series 2015-A, Class C,
4.00%, 02/16/2021 (B)	100,000	97,584
Series 2015-B, Class A,
1.65%, 11/15/2019 (B)	761,522	760,738
Series 2015-C, Class D,
4.63%, 08/16/2021 (B)	482,000	477,866
Series 2016-A, Class A,
2.25%, 10/15/2019 (B)	932,297	936,649
Series 2016-A, Class B,
3.34%, 05/15/2020 (B)	1,689,877	1,713,363
Series 2016-B, Class A,
2.07%, 11/15/2019 (B)	527,784	529,603
Series 2016-B, Class B,
3.18%, 09/15/2020 (B)	491,000	494,363
Series 2016-C, Class C,
3.27%, 06/15/2022 (B)	840,000	839,902

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CPS Auto Trust
Series 2012-C, Class A,
1.82%, 12/16/2019 (B)	$ 164,546	$ 164,362
Credit Acceptance Auto Loan Trust
Series 2014-1A, Class A,
1.55%, 10/15/2021 (B)	859,558	859,590
Series 2014-2A, Class A,
1.88%, 03/15/2022 (B)	2,390,000	2,393,884
Series 2015-2A, Class A,
2.40%, 02/15/2023 (B)	1,259,000	1,265,320
Drive Auto Receivables Trust
Series 2015-AA, Class D,
4.12%, 07/15/2022 (B)	294,000	296,973
Series 2015-BA, Class B,
2.12%, 06/17/2019 (B)	612,000	613,298
Series 2015-BA, Class D,
3.84%, 07/15/2021 (B)	640,000	647,729
Series 2015-CA, Class A3,
1.38%, 10/15/2018 (B)	611,059	611,039
Series 2015-DA, Class D,
4.59%, 01/17/2023 (B)	396,000	411,702
Series 2016-AA, Class B,
3.17%, 05/15/2020 (B)	1,328,000	1,348,578
Series 2016-AA, Class C,
3.91%, 05/17/2021 (B)	1,651,000	1,696,643
Series 2016-BA, Class B,
2.56%, 06/15/2020 (B)	445,000	448,369
DT Auto Owner Trust
Series 2016-1A, Class A,
2.00%, 09/16/2019 (B)	1,050,462	1,053,260
Series 2016-1A, Class B,
2.79%, 05/15/2020 (B)	1,610,000	1,617,602
Series 2016-2A, Class A,
1.73%, 08/15/2019 (B)	1,001,212	1,001,065
Series 2016-2A, Class C,
3.67%, 01/18/2022 (B)	174,000	177,818
Series 2016-3A, Class A,
1.75%, 11/15/2019 (B)	2,062,396	2,062,152
Series 2016-3A, Class B,
2.65%, 07/15/2020 (B)	1,100,000	1,100,867
Exeter Automobile Receivables Trust
Series 2014-2A, Class A,
1.06%, 08/15/2018 (B)	16,044	16,039
Series 2014-2A, Class C,
3.26%, 12/16/2019 (B)	120,000	120,867
Series 2015-1A, Class A,
1.60%, 06/17/2019 (B)	346,047	346,220
Series 2015-2A, Class A,
1.54%, 11/15/2019 (B)	334,214	333,521
Series 2015-2A, Class C,
3.90%, 03/15/2021 (B)	225,000	222,129
Series 2016-1A, Class A,
2.35%, 07/15/2020 (B)	712,785	713,913
Series 2016-1A, Class C,
5.52%, 10/15/2021 (B)	890,000	899,733
Series 2016-2A, Class A,
2.21%, 07/15/2020 (B)	1,224,862	1,224,020
Series 2016-2A, Class B,
3.64%, 02/15/2022 (B)	600,000	600,075
First Investors Auto Owner Trust
Series 2013-3A, Class A3,
1.44%, 10/15/2019 (B)	128,835	128,779
Series 2014-3A, Class A3,
1.67%, 11/16/2020 (B)	300,000	300,395
Series 2015-1A, Class A2,
1.21%, 04/15/2019 (B)	254,032	253,766
Series 2015-2A, Class A1,
1.59%, 12/16/2019 (B)	322,843	322,368

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
First Investors Auto Owner Trust (continued)
Series 2016-1A, Class A1,
1.92%, 05/15/2020 (B)	$ 1,065,676	$ 1,068,471
FirstKey Lending Trust
Series 2015-SFR1, Class A,
2.55%, 03/09/2047 (B)	1,782,405	1,784,348
Series 2015-SFR1, Class B,
3.42%, 03/09/2047 (B)	385,000	388,138
Flagship Credit Auto Trust
Series 2014-1, Class A,
1.21%, 04/15/2019 (B)	163,318	162,909
Series 2014-1, Class B,
2.55%, 02/18/2020 (B)	95,000	94,575
Series 2015-1, Class A,
1.63%, 06/15/2020 (B)	336,012	334,378
Series 2015-3, Class A,
2.38%, 10/15/2020 (B)	1,054,031	1,060,018
Series 2015-3, Class B,
3.68%, 03/15/2022 (B)	252,000	252,225
Series 2015-3, Class C,
4.65%, 03/15/2022 (B)	189,000	182,689
Series 2016-1, Class A,
2.77%, 12/15/2020 (B)	777,583	783,313
Series 2016-1, Class C,
6.22%, 06/15/2022 (B)	1,050,000	1,062,755
Series 2016-2, Class A1,
2.28%, 05/15/2020 (B)	621,596	621,811
Ford Credit Auto Owner Trust
Series 2015-A, Class A2A,
0.81%, 01/15/2018	76,500	76,484
Series 2015-A, Class A3,
1.28%, 09/15/2019	196,000	196,479
Series 2016-B, Class A3,
1.33%, 10/15/2020	583,000	585,288
GCAT
Series 2015-2, Class A1,
3.75% (A), 07/25/2020 (B)	603,761	601,477
GLC II Trust
Series 2014-A, Class A,
4.00%, 12/18/2020 (B)	202,013	198,478
GLC Trust
Series 2014-A, Class A,
3.00%, 07/15/2021 (B)	223,448	219,537
GLS Auto Receivables Trust
Series 2015-1A, Class A,
2.25%, 12/15/2020 (B)	751,008	750,111
Series 2016-1A, Class A,
2.73%, 10/15/2020 (B)	1,022,089	1,021,640
Series 2016-1A, Class B,
4.39%, 01/15/2021 (B)	360,000	360,950
Series 2016-1A, Class C,
6.90%, 10/15/2021 (B)	700,000	702,386
GM Financial Automobile Leasing Trust
Series 2015-1, Class A2,
1.10%, 12/20/2017	123,501	123,527
Series 2015-1, Class A3,
1.53%, 09/20/2018	128,000	128,466
GMAT Trust
Series 2013-1A, Class A,
3.97% (A), 11/25/2043 (B)	134,168	134,153
GO Financial Auto Securitization Trust
Series 2015-1, Class A,
1.81%, 03/15/2018 (B)	172,043	171,902
Series 2015-2, Class A,
3.27%, 11/15/2018 (B)	452,174	451,171
Series 2015-2, Class B,
4.80%, 08/17/2020 (B)	508,000	503,803

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (B)	$ 280,279	$ 280,659
Green Tree Agency Advance Funding Trust I
Series 2015-T2, Class DT2,
4.67%, 10/15/2048 (B)	884,000	884,354
Honda Auto Receivables Owner Trust
Series 2015-1, Class A2,
0.70%, 06/15/2017	53,179	53,177
Series 2016-1, Class A3,
1.22%, 12/18/2019	1,036,000	1,037,000
HSBC Home Equity Loan Trust
Series 2007-1, Class AS,
0.69% (A), 03/20/2036	34,388	34,268
Series 2007-3, Class APT,
1.69% (A), 11/20/2036	30,761	30,684
Hyundai Auto Receivables Trust
Series 2015-A, Class A2,
0.68%, 10/16/2017	33,889	33,884
Series 2015-B, Class A2A,
0.69%, 04/16/2018	57,706	57,689
Series 2015-B, Class A3,
1.12%, 11/15/2019	233,000	233,166
Series 2016-A, Class A3,
1.56%, 09/15/2020	368,000	371,255
KGS-Alpha SBA Coof Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.88% (A), 08/25/2038 (B)	4,393,622	120,825
Series 2014-2, Class A,
3.06% (A), 04/25/2040 (B)	693,178	82,748
LendingClub Issuance Trust
Series 2016-NP1, Class A,
3.75%, 06/15/2022 (B) (C)	412,000	412,000
Lendmark Funding Trust
Series 2016-A, Class A,
4.82%, 08/21/2023 (B)	1,370,000	1,361,720
LV Tower 52
Series 2013-1, Class A,
5.50%, 07/15/2019 (B) (D)	819,825	799,083
MarketPlace Loan Trust
Series 2015-OD3, Class A,
3.25%, 09/17/2017 (B)	178,970	177,980
Series 2015-OD4, Class A,
3.25%, 12/18/2017 (B)	262,418	262,418
Marlette Funding Trust
Series 2016-1A, Class A,
3.06%, 10/15/2021 (B) (C)	1,339,000	1,340,278
Nationstar HECM Loan Trust
Series 2015-2A, Class A,
2.88%, 11/25/2025 (B)	474,562	474,562
Series 2015-2A, Class M1,
4.11%, 11/25/2025 (B)	511,000	510,959
Series 2016-1A, Class M1,
4.36%, 02/25/2026 (B)	1,121,000	1,121,594
Series 2016-2A, Class A,
2.24%, 06/25/2026 (B)	518,171	518,170
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A3,
1.32%, 01/15/2021	476,000	477,990
NRPL Trust
Series 2015-1A, Class A1,
3.88% (A), 11/01/2054 (B)	803,429	799,311
Series 2015-2A, Class A1,
3.75% (A), 10/25/2057 (B)	821,098	804,461
Series 2015-2A, Class A2,
3.75% (A), 10/25/2057 (B)	500,000	470,963

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
NRZ Advance Receivables Trust
Series 2015-T2, Class DT2,
4.68%, 08/17/2048 (B)	$ 321,000	$ 320,291
Series 2015-T3, Class DT3,
4.27%, 11/15/2046 (B)	1,300,000	1,300,269
Series 2015-T4, Class AT4,
3.20%, 11/15/2047 (B)	1,800,000	1,817,412
Series 2015-T4, Class DT4,
4.67%, 11/15/2047 (B)	600,000	601,288
Series 2016-T1, Class AT1,
2.75%, 06/15/2049 (B)	846,000	857,369
Oak Hill Advisors Residential Loan Trust
Series 2015-NPL2, Class A1,
3.72% (A), 07/25/2055 (B)	610,167	605,770
Ocwen Master Advance Receivables Trust
Series 2015-T1, Class DT1,
4.10%, 09/17/2046 (B)	657,000	656,815
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (B)	1,321,000	1,323,313
Series 2015-T3, Class BT3,
3.70%, 11/15/2047 (B)	295,000	295,410
Series 2015-T3, Class DT3,
4.69%, 11/15/2047 (B)	600,000	600,545
OnDeck Asset Securitization Trust II LLC
Series 2016-1A, Class A,
4.21%, 05/17/2020 (B)	837,000	841,185
Series 2016-1A, Class B,
7.63%, 05/17/2020 (B)	273,000	274,962
OneMain Direct Auto Receivables Trust
Series 2016-1A, Class A,
2.04%, 01/15/2021 (B)	1,296,000	1,295,524
OneMain Financial Issuance Trust
Series 2014-1A, Class A,
2.43%, 06/18/2024 (B)	831,507	833,022
Series 2014-1A, Class B,
3.24%, 06/18/2024 (B)	461,000	461,423
Series 2014-2A, Class A,
2.47%, 09/18/2024 (B)	1,705,779	1,710,999
Series 2015-1A, Class A,
3.19%, 03/18/2026 (B)	892,000	903,779
Series 2015-1A, Class B,
3.85%, 03/18/2026 (B)	500,000	495,855
Series 2015-2A, Class A,
2.57%, 07/18/2025 (B)	1,750,000	1,755,947
Series 2015-2A, Class B,
3.10%, 07/18/2025 (B)	372,000	365,321
Series 2016-2A, Class B,
5.94%, 03/20/2028 (B)	350,000	366,274
Oportun Funding II LLC
Series 2016-A, Class A,
4.70%, 03/08/2021 (B)	1,257,000	1,257,000
Series 2016-A, Class B,
6.41%, 03/08/2021 (B)	405,000	404,757
Oportun Funding III LLC
Series 2016-B, Class A,
3.69%, 07/08/2021 (B)	952,000	952,753
Series 2016-B, Class B,
5.16%, 07/08/2021 (B)	642,000	642,466
PFS Tax Lien Trust
Series 2014-1,
1.44%, 05/15/2029 (B)	79,674	79,309
Prestige Auto Receivables Trust
Series 2014-1A, Class A3,
1.52%, 04/15/2020 (B)	464,024	464,107
Series 2015-1, Class A2,
1.09%, 02/15/2019 (B)	364,392	364,163

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Pretium Mortgage Credit Partners I LLC
Series 2015-NPL2, Class A1,
3.75% (A), 07/27/2030 (B)	$ 671,867	$ 670,857
Progreso Receivables Funding III LLC
Series 2015-A, Class A,
3.63%, 02/08/2020 (B)	883,000	879,947
Progreso Receivables Funding IV LLC
Series 2015-B, Class A,
3.00%, 07/28/2020 (B)	651,000	638,442
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (B)	2,759,025	2,796,600
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (B)	478,000	482,174
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (B)	2,497,524	2,565,684
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (B)	700,000	726,910
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (B)	275,000	283,487
Series 2016-SFR1, Class E,
4.33% (A), 09/17/2033 (B) (C)	620,000	622,846
Purchasing Power Funding LLC
Series 2015-A, Class A2,
4.75%, 12/15/2019 (B)	1,450,000	1,452,719
RAMP Trust
Series 2004-RZ1, Class M1,
4.82% (A), 03/25/2034	570,509	582,096
Series 2006-RZ1, Class A3,
0.79% (A), 03/25/2036	261,122	258,830
RBSHD Trust
Series 2013-1A, Class A,
7.69% (A), 10/25/2047 (B) (D)	261,513	261,564
RMAT LLC
Series 2015-NPL1, Class A1,
3.75% (A), 05/25/2055 (B)	257,636	255,531
Santander Drive Auto Receivables Trust
Series 2013-A, Class B,
1.89%, 10/15/2019 (B)	76,021	76,053
Series 2014-4, Class A3,
1.08%, 09/17/2018	268,973	268,988
Series 2015-3, Class A3,
1.49%, 06/17/2019	1,000,000	1,001,670
Series 2015-4, Class A3,
1.58%, 09/16/2019	1,000,000	1,002,604
Series 2015-5, Class A3,
1.58%, 09/16/2019	540,000	541,425
Series 2015-S1, Class R1,
1.93%, 09/17/2019 (B)	192,815	191,369
Series 2015-S2, Class R1,
1.84%, 11/18/2019 (B)	13,873	13,860
Series 2015-S7, Class R1,
1.97%, 03/16/2021 (B)	139,697	138,649
Series 2016-2, Class A3,
1.56%, 05/15/2020	607,000	607,277
Saxon Asset Securities Trust
Series 2003-1, Class AF6,
4.80% (A), 06/25/2033	77,775	78,496
Selene Non-Performing Loans LLC
Series 2014-1A, Class A,
2.98% (A), 05/25/2054 (B)	91,065	90,470
Sierra Auto Receivables Securitization Trust
Series 2016-1A, Class A,
2.85%, 01/18/2022 (B)	349,935	349,929

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Skopos Auto Receivables Trust
Series 2015-2A, Class A,
3.55%, 02/15/2020 (B)	$ 141,131	$ 140,963
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A,
3.09%, 10/27/2025 (B) (C)	840,000	839,868
SpringCastle America Funding LLC
Series 2014-AA, Class A,
2.70%, 05/25/2023 (B)	770,055	772,210
Series 2014-AA, Class B,
4.61%, 10/25/2027 (B)	400,000	399,487
Springleaf Funding Trust
Series 2014-AA, Class A,
2.41%, 12/15/2022 (B)	1,186,334	1,187,949
Series 2014-AA, Class B,
3.45%, 12/15/2022 (B)	492,000	493,153
Series 2015-AA, Class A,
3.16%, 11/15/2024 (B)	1,153,000	1,162,826
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
Series 2015-T2, Class DT2,
4.23%, 01/15/2047 (B)	516,000	516,243
Series 2015-T3, Class CT3,
3.91%, 07/15/2047 (B)	405,000	405,968
Series 2015-T3, Class DT3,
4.43%, 07/15/2047 (B)	463,000	464,467
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-AL1, Class A2,
3.45%, 02/25/2032	156,559	155,863
Series 2004-6XS, Class A5A,
6.03% (A), 03/25/2034	280,355	281,204
Series 2004-6XS, Class A5B,
6.05% (A), 03/25/2034	280,355	283,975
Toyota Auto Receivables Owner Trust
Series 2016-B, Class A3,
1.30%, 04/15/2020	435,000	436,470
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A,
1.43% (A), 10/15/2018 (B) (D)	1,063,000	1,052,470
Tricon American Homes Trust
Series 2015-SFR1, Class A,
1.73% (A), 05/17/2032 (B)	437,946	433,439
United Auto Credit Securitization Trust
Series 2015-1, Class C,
2.25%, 06/17/2019 (B)	1,523,799	1,521,937
US Residential Opportunity Fund III Trust
Series 2016-1III, Class A,
3.47%, 07/27/2036 (B)	735,000	735,000
Vericrest Opportunity Loan Trust
Series 2015-NPL3, Class A1,
3.38% (A), 10/25/2058 (B)	543,291	539,922
Verizon Owner Trust
Series 2016-1A, Class A,
1.42%, 01/20/2021 (B)	163,000	163,041
Volkswagen Auto Lease Trust
Series 2015-A, Class A2A,
0.87%, 06/20/2017	168,599	168,520
Volkswagen Auto Loan Enhanced Trust
Series 2013-1, Class A4,
0.78%, 07/22/2019	900,000	898,470
VOLT NPL X LLC
Series 2014-NPL8, Class A1,
3.38% (A), 10/26/2054 (B)	166,657	165,881
VOLT XIX LLC
Series 2014-NP11, Class A1,
3.88% (A), 04/25/2055 (B)	257,632	257,722

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VOLT XL LLC
Series 2015-NP14, Class A1,
4.38% (A), 11/27/2045 (B)	$ 623,772	$ 627,449
VOLT XLV LLC
Series 2016-NPL5, Class A1,
4.00% (A), 05/25/2046 (B)	336,534	337,582
VOLT XLVI LLC
Series 2016-NPL6, Class A1,
3.88% (A), 06/25/2046 (B)	878,406	877,650
VOLT XLVII LLC
Series 2016-NPL7, Class A1,
3.75% (A), 06/25/2046 (B)	903,182	902,305
VOLT XLVIII LLC
Series 2016-NPL8, Class A1,
3.50% (A), 07/25/2046 (B)	1,379,078	1,377,602
VOLT XXII LLC
Series 2015-NPL4, Class A1,
3.50% (A), 02/25/2055 (B)	389,304	388,366
VOLT XXIV LLC
Series 2015-NPL6, Class A1,
3.50% (A), 02/25/2055 (B)	643,281	640,784
VOLT XXV LLC
Series 2015-NPL8, Class A1,
3.50% (A), 06/26/2045 (B)	1,540,459	1,532,559
VOLT XXVI LLC
Series 2014-NPL6, Class A2,
4.25% (A), 09/25/2043 (B)	321,973	310,221
VOLT XXVII LLC
Series 2014-NPL7, Class A1,
3.38% (A), 08/27/2057 (B)	1,096,419	1,090,315
VOLT XXX LLC
Series 2015-NPL1, Class A1,
3.63% (A), 10/25/2057 (B)	511,908	510,187
VOLT XXXI LLC
Series 2015-NPL2, Class A1,
3.38% (A), 02/25/2055 (B)	443,436	440,893
VOLT XXXIII LLC
Series 2015-NPL5, Class A1,
3.50% (A), 03/25/2055 (B)	1,078,250	1,072,726
VOLT XXXIV LLC
Series 2015-NPL7, Class A1,
3.25% (A), 02/25/2055 (B)	793,904	786,599
VOLT XXXIX LLC
Series 2015-NP13, Class A1,
4.13% (A), 10/25/2045 (B)	477,292	479,427
VOLT XXXV LLC
Series 2015-NPL9, Class A1,
3.50% (A), 06/26/2045 (B)	469,410	467,024
Westlake Automobile Receivables Trust
Series 2015-3A, Class D,
4.40%, 05/17/2021 (B)	500,000	504,638
Series 2016-1A, Class A2A,
1.82%, 01/15/2019 (B)	1,829,247	1,832,140
Series 2016-2A, Class A2,
1.57%, 06/17/2019 (B)	1,038,000	1,037,640
Series 2016-2A, Class D,
4.10%, 06/15/2021 (B)	280,000	282,794
World Omni Auto Receivables Trust
Series 2015-A, Class A2A,
0.79%, 07/16/2018	83,478	83,445
Series 2015-A, Class A3,
1.34%, 05/15/2020	129,000	129,273

Total Asset-Backed Securities (Cost $167,658,998)		168,821,641

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 21.2%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (B)	$ 230,000	$ 243,929
3.85%, 12/15/2025 (B)	250,000	267,724
BAE Systems PLC
5.80%, 10/11/2041 (B)	239,000	299,412
Lockheed Martin Corp.
3.10%, 01/15/2023	89,000	94,613
4.07%, 12/15/2042	120,000	130,405
4.25%, 11/15/2019 (G)	150,000	163,909
4.50%, 05/15/2036	400,000	467,006
4.85%, 09/15/2041	190,000	227,963
6.15%, 09/01/2036	179,000	245,933
Northrop Grumman Corp.
3.85%, 04/15/2045	49,000	52,980
Precision Castparts Corp.
3.25%, 06/15/2025	150,000	163,117
4.20%, 06/15/2035	150,000	173,310
United Technologies Corp.
4.15%, 05/15/2045	148,000	168,616
4.50%, 06/01/2042	257,000	304,433
6.70%, 08/01/2028	260,000	355,693
8.88%, 11/15/2019	250,000	303,992

		3,663,035

Air Freight & Logistics - 0.1%
FedEx Corp.
3.25%, 04/01/2026 (G)	151,000	159,993
3.90%, 02/01/2035	96,000	101,330
4.10%, 04/15/2043	130,000	136,214
United Parcel Service of America, Inc.
8.38%, 04/01/2020	60,000	74,825
8.38% (H), 04/01/2030	200,000	299,718
United Parcel Service, Inc.
2.45%, 10/01/2022	186,000	194,567

		966,647

Airlines - 0.1%
Air Canada Pass-Through Trust
4.13%, 11/15/2026 (B)	109,215	114,948
American Airlines Pass-Through Trust
3.65%, 12/15/2029	87,000	91,305
5.25%, 07/31/2022	64,633	69,965
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	222,382	234,613
5.98%, 10/19/2023	231,709	264,148
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	104,707	112,167
4.95%, 11/23/2020	149,286	158,430
5.30%, 10/15/2020	51,319	54,911
United Airlines Pass-Through Trust
3.45%, 01/07/2030	311,000	323,440

		1,423,927

Auto Components - 0.0% (I)
Johnson Controls, Inc.
4.25%, 03/01/2021	150,000	162,175
5.25%, 12/01/2041	300,000	346,150

		508,325

Automobiles - 0.3%
Daimler Finance North America LLC
2.63%, 09/15/2016 (B)	200,000	200,414
2.88%, 03/10/2021 (B)	550,000	573,181
General Motors Co.
4.88%, 10/02/2023	170,000	185,724
6.60%, 04/01/2036	406,000	502,169

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
General Motors Financial Co., Inc.
3.20%, 07/13/2020 - 07/06/2021	$ 612,000	$ 622,616
3.70%, 05/09/2023	376,000	384,063
Hyundai Capital America
2.00%, 07/01/2019 (B)	86,000	86,584
2.40%, 10/30/2018 (B)	143,000	144,995
3.00%, 03/18/2021 (B)	250,000	259,262
KIA Motors Corp.
2.63%, 04/21/2021 (B) (G)	200,000	206,517
Nissan Motor Acceptance Corp.
2.55%, 03/08/2021 (B)	500,000	515,669

		3,681,194

Banks - 4.0%
ABN AMRO Bank NV
1.80%, 06/04/2018 (B) (G)	279,000	280,705
4.75%, 07/28/2025 (B)	200,000	209,602
4.80%, 04/18/2026 (B)	200,000	211,710
ANZ New Zealand International, Ltd.
1.75%, 03/29/2018 (B)	219,000	220,362
2.85%, 08/06/2020 (B) (G)	250,000	258,950
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (B) (G)	200,000	211,394
4.88%, 01/12/2021, MTN (B)	137,000	153,995
Bank of America Corp.
3.30%, 01/11/2023, MTN	2,600,000	2,709,655
3.50%, 04/19/2026, MTN	398,000	415,510
3.88%, 08/01/2025, MTN	291,000	312,039
3.95%, 04/21/2025, MTN	595,000	616,422
4.20%, 08/26/2024, MTN	140,000	147,351
4.45%, 03/03/2026, MTN	222,000	238,418
5.00%, 05/13/2021, MTN	75,000	84,344
5.63%, 07/01/2020, MTN	2,340,000	2,653,518
5.75%, 12/01/2017	220,000	232,216
5.88%, 02/07/2042, MTN	400,000	522,617
6.40%, 08/28/2017, MTN	1,325,000	1,395,413
6.88%, 04/25/2018, MTN	600,000	653,402
Bank of Montreal
1.40%, 04/10/2018	250,000	250,823
1.50%, 07/18/2019, MTN	261,000	262,098
Bank of Nova Scotia
1.45%, 04/25/2018	455,000	457,233
1.85%, 04/14/2020 (G)	400,000	404,884
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.35%, 02/23/2017 (B)	435,000	438,074
Banque Federative du Credit Mutuel SA
2.00%, 04/12/2019 (B)	200,000	202,133
Barclays Bank PLC
2.25%, 05/10/2017 (B) (G)	276,000	278,307
5.00%, 09/22/2016	100,000	100,576
Barclays PLC
3.25%, 01/12/2021	629,000	637,105
3.65%, 03/16/2025	223,000	219,871
4.38%, 01/12/2026	463,000	479,418
5.25%, 08/17/2045	200,000	223,441
BB&T Corp.
2.63%, 06/29/2020, MTN	300,000	311,360
5.25%, 11/01/2019	90,000	99,493
6.85%, 04/30/2019, MTN	250,000	286,411
BNZ International Funding, Ltd.
2.35%, 03/04/2019 (B)	250,000	254,351
BPCE SA
1.63%, 01/26/2018, MTN	300,000	301,139
4.88%, 04/01/2026 (B)	300,000	312,051

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Canadian Imperial Bank of Commerce
2.25%, 07/21/2020 (B) (G)	$ 234,000	$ 240,230
Capital One Financial Corp.
3.75%, 07/28/2026	320,000	322,151
Citigroup, Inc.
2.05%, 12/07/2018	300,000	303,134
2.15%, 07/30/2018	219,000	221,550
2.35%, 08/02/2021 (C)	192,000	192,832
2.40%, 02/18/2020	800,000	812,097
2.70%, 03/30/2021	474,000	482,544
3.40%, 05/01/2026	400,000	412,202
3.70%, 01/12/2026	1,350,000	1,432,201
4.13%, 07/25/2028	365,000	372,040
4.40%, 06/10/2025	118,000	125,440
4.65%, 07/30/2045	139,000	156,897
4.75%, 05/18/2046	400,000	420,336
8.13%, 07/15/2039	56,000	89,632
Citizens Financial Group, Inc.
2.38%, 07/28/2021	78,000	78,337
4.30%, 12/03/2025	77,000	81,732
Comerica, Inc.
2.13%, 05/23/2019	250,000	252,921
Commonwealth Bank of Australia
2.25%, 03/16/2017 (B) (G)	530,000	534,052
4.50%, 12/09/2025 (B) (G)	200,000	211,732
Cooperatieve Rabobank UA
3.38%, 01/19/2017, MTN	205,000	207,179
3.88%, 02/08/2022	300,000	327,490
5.80%, 09/30/2110 (B)	300,000	391,552
Credit Agricole SA
4.38%, 03/17/2025 (B) (G)	400,000	408,187
Discover Bank
4.20%, 08/08/2023	550,000	590,523
Fifth Third Bancorp
2.88%, 07/27/2020	208,000	216,131
Fifth Third Bank
2.38%, 04/25/2019	270,000	276,199
3.85%, 03/15/2026	200,000	213,325
HSBC Holdings PLC
3.60%, 05/25/2023	2,007,000	2,079,457
4.00%, 03/30/2022	911,000	971,033
4.25%, 03/14/2024	500,000	520,889
4.30%, 03/08/2026	345,000	369,957
Huntington Bancshares, Inc.
3.15%, 03/14/2021	282,000	293,908
Huntington National Bank
2.00%, 06/30/2018	250,000	251,912
ING Bank NV
3.75%, 03/07/2017 (B)	400,000	405,992
KeyBank NA
3.18%, 10/15/2027	250,000	258,394
5.70%, 11/01/2017	245,000	257,296
Lloyds Bank PLC
1.75%, 03/16/2018	325,000	324,700
2.05%, 01/22/2019	200,000	200,775
3.50%, 05/14/2025	200,000	211,712
Lloyds Banking Group PLC
3.10%, 07/06/2021	200,000	202,444
Macquarie Bank, Ltd.
2.60%, 06/24/2019 (B)	100,000	101,870
3.90%, 01/15/2026 (B)	570,000	608,529
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	250,000	267,641
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/2021 (G)	297,000	309,654
Mizuho Bank, Ltd.
1.80%, 03/26/2018 (B) (G)	200,000	200,900

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Mizuho Financial Group, Inc.
2.63%, 04/12/2021 (B) (G)	$ 263,000	$ 269,872
National Australia Bank, Ltd.
2.00%, 06/20/2017 (B)	280,000	282,310
2.50%, 07/12/2026 (G)	250,000	248,470
Nordea Bank AB
1.63%, 05/15/2018 (B)	500,000	502,763
4.25%, 09/21/2022 (B)	384,000	412,258
PNC Bank NA
2.60%, 07/21/2020, MTN	500,000	519,108
6.88%, 04/01/2018	600,000	651,536
PNC Funding Corp.
5.13%, 02/08/2020	250,000	279,742
5.63%, 02/01/2017	130,000	132,810
6.70%, 06/10/2019	150,000	171,824
Regions Financial Corp.
3.20%, 02/08/2021	321,000	331,647
Royal Bank of Canada
1.20%, 09/19/2017 (G)	400,000	400,524
1.88%, 02/05/2020	500,000	507,506
Royal Bank of Scotland Group PLC
4.80%, 04/05/2026	350,000	362,174
Santander Issuances SAU
5.18%, 11/19/2025	250,000	256,512
Santander UK Group Holdings PLC
2.88%, 10/16/2020	360,000	363,118
3.13%, 01/08/2021	115,000	116,838
Santander UK PLC
2.50%, 03/14/2019	350,000	355,679
Societe Generale SA
2.50%, 04/08/2021 (B) (G)	300,000	308,175
Stadshypotek AB
1.88%, 10/02/2019 (B)	530,000	537,849
Standard Chartered PLC
3.05%, 01/15/2021 (B) (G)	1,000,000	1,022,936
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	322,000	318,198
2.93%, 03/09/2021 (G)	270,000	281,274
SunTrust Banks, Inc.
2.90%, 03/03/2021 (G)	265,000	276,560
Toronto-Dominion Bank
1.75%, 07/23/2018, MTN	244,000	246,753
2.13%, 04/07/2021, MTN	229,000	233,029
2.25%, 03/15/2021 (B)	300,000	306,875
2.50%, 12/14/2020, MTN	150,000	155,151
US Bancorp
2.35%, 01/29/2021, MTN	400,000	413,192
2.38%, 07/22/2026, MTN	100,000	100,147
3.00%, 03/15/2022, MTN	233,000	247,288
4.13%, 05/24/2021, MTN (G)	133,000	148,359
US Bank NA
2.13%, 10/28/2019	400,000	409,874
Wells Fargo & Co.
2.15%, 01/30/2020, MTN	1,300,000	1,326,355
2.50%, 03/04/2021	400,000	410,370
2.55%, 12/07/2020, MTN	132,000	135,931
2.60%, 07/22/2020, MTN	739,000	764,875
3.00%, 02/19/2025, MTN	509,000	525,648
3.30%, 09/09/2024, MTN	1,300,000	1,374,723
3.55%, 09/29/2025, MTN (G)	400,000	429,771
4.30%, 07/22/2027, MTN	367,000	401,837
4.60%, 04/01/2021, MTN	600,000	670,291
4.65%, 11/04/2044, MTN	184,000	200,526
4.90%, 11/17/2045, MTN	202,000	228,920
5.63%, 12/11/2017	150,000	158,866

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Westpac Banking Corp.
2.00%, 03/03/2020 (B)	$ 236,000	$ 238,617
2.10%, 02/25/2021 (B)	600,000	607,609
2.60%, 11/23/2020	100,000	103,513

		53,004,303

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/2019	118,000	119,902
3.30%, 02/01/2023	1,259,000	1,327,514
4.70%, 02/01/2036	2,939,000	3,406,654
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/2022	650,000	665,844
8.20%, 01/15/2039	240,000	390,813
Diageo Capital PLC
4.83%, 07/15/2020	90,000	101,313
5.75%, 10/23/2017	230,000	242,650
Heineken NV
1.40%, 10/01/2017 (B)	400,000	402,198
Molson Coors Brewing Co.
3.00%, 07/15/2026	198,000	202,208
PepsiCo, Inc.
3.10%, 07/17/2022	148,000	159,516
4.60%, 07/17/2045	78,000	96,463
4.88%, 11/01/2040	33,000	41,041
7.90%, 11/01/2018	21,000	24,126
SABMiller Holdings, Inc.
3.75%, 01/15/2022 (B)	200,000	217,204

		7,397,446

Biotechnology - 0.4%
AbbVie, Inc.
2.85%, 05/14/2023	378,000	385,893
2.90%, 11/06/2022	200,000	206,843
3.20%, 11/06/2022	431,000	452,485
3.60%, 05/14/2025	130,000	137,858
4.30%, 05/14/2036	225,000	235,582
4.50%, 05/14/2035	361,000	389,280
Amgen, Inc.
2.13%, 05/01/2020	56,000	57,267
3.88%, 11/15/2021	400,000	440,152
4.66%, 06/15/2051 (B)	841,000	904,360
Biogen, Inc.
3.63%, 09/15/2022	147,000	157,802
5.20%, 09/15/2045	80,000	95,877
Celgene Corp.
1.90%, 08/15/2017	509,000	512,624
3.63%, 05/15/2024	298,000	316,547
3.88%, 08/15/2025	150,000	162,735
5.00%, 08/15/2045	160,000	186,184
Gilead Sciences, Inc.
3.25%, 09/01/2022	108,000	115,160
3.70%, 04/01/2024	300,000	325,762
4.60%, 09/01/2035	583,000	666,363

		5,748,774

Capital Markets - 1.8%
Bank of New York Mellon Corp.
2.20%, 03/04/2019, MTN	100,000	102,222
2.50%, 04/15/2021, MTN	267,000	276,623
2.60%, 08/17/2020, MTN	100,000	103,934
2.80%, 05/04/2026, MTN	76,000	79,128
3.55%, 09/23/2021	509,000	553,738
4.60%, 01/15/2020, MTN	40,000	44,102
5.45%, 05/15/2019	200,000	222,077

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
BlackRock, Inc.
3.38%, 06/01/2022 (G)	$ 174,000	$ 188,392
Charles Schwab Corp.
3.23%, 09/01/2022	100,000	106,647
Credit Suisse AG
1.75%, 01/29/2018	250,000	250,345
2.30%, 05/28/2019, MTN	500,000	506,790
3.00%, 10/29/2021	250,000	257,210
Credit Suisse Group Funding Guernsey, Ltd.
3.13%, 12/10/2020	250,000	250,817
3.75%, 03/26/2025	250,000	249,825
3.80%, 09/15/2022	250,000	254,467
4.88%, 05/15/2045	250,000	267,263
Deutsche Bank AG
1.88%, 02/13/2018	120,000	119,369
2.95%, 08/20/2020	58,000	57,634
3.38%, 05/12/2021, MTN	392,000	391,613
4.10%, 01/13/2026 (G)	700,000	698,575
6.00%, 09/01/2017	470,000	488,963
Goldman Sachs Group, Inc.
2.60%, 04/23/2020	99,000	101,290
2.75%, 09/15/2020	44,000	45,156
2.88%, 02/25/2021	130,000	133,858
3.50%, 01/23/2025	178,000	185,272
3.63%, 01/22/2023	1,800,000	1,908,466
3.75%, 05/22/2025 - 02/25/2026	285,000	301,192
4.25%, 10/21/2025	100,000	105,653
5.15%, 05/22/2045	48,000	52,630
5.38%, 03/15/2020, MTN	1,021,000	1,138,965
5.95%, 01/18/2018	190,000	202,169
6.75%, 10/01/2037	200,000	256,417
7.50%, 02/15/2019, MTN	2,475,000	2,824,512
Invesco Finance PLC
4.00%, 01/30/2024	160,000	176,291
Legg Mason, Inc.
4.75%, 03/15/2026	394,000	428,569
Macquarie Group, Ltd.
6.00%, 01/14/2020 (B)	450,000	499,609
6.25%, 01/14/2021 (B)	725,000	827,702
Morgan Stanley
1.88%, 01/05/2018	170,000	171,099
2.45%, 02/01/2019, MTN	600,000	613,426
2.50%, 04/21/2021, MTN	213,000	215,465
3.88%, 01/27/2026, MTN	919,000	980,891
3.95%, 04/23/2027	124,000	128,090
4.00%, 07/23/2025, MTN	796,000	858,275
4.10%, 05/22/2023, MTN	150,000	158,386
5.00%, 11/24/2025	373,000	414,556
5.63%, 09/23/2019, MTN	1,000,000	1,114,322
7.30%, 05/13/2019, MTN	1,800,000	2,065,014
Nomura Holdings, Inc.
6.70%, 03/04/2020	257,000	297,142
State Street Corp.
2.65%, 05/19/2026	150,000	153,913
3.70%, 11/20/2023	615,000	683,000
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	138,000	143,941
UBS Group Funding Jersey, Ltd.
3.00%, 04/15/2021 (B) (G)	200,000	205,869
4.13%, 09/24/2025 (B)	200,000	211,117
4.13%, 04/15/2026 (B) (G)	321,000	339,397

		23,411,388

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.3%
Agrium, Inc.
3.38%, 03/15/2025 (G)	$ 120,000	$ 124,019
4.13%, 03/15/2035	450,000	444,915
5.25%, 01/15/2045	114,000	127,304
Dow Chemical Co.
3.00%, 11/15/2022	87,000	90,334
4.13%, 11/15/2021	87,000	95,563
E.I. du Pont de Nemours & Co.
4.90%, 01/15/2041	90,000	104,820
Ecolab, Inc.
2.00%, 01/14/2019	300,000	304,663
5.50%, 12/08/2041	420,000	531,965
Mosaic Co.
3.75%, 11/15/2021	209,000	222,489
4.88%, 11/15/2041	253,000	260,802
5.45%, 11/15/2033 (G)	472,000	530,179
Potash Corp. of Saskatchewan, Inc.
3.00%, 04/01/2025 (G)	137,000	139,863
6.50%, 05/15/2019	260,000	293,153
PPG Industries, Inc.
9.00%, 05/01/2021	310,000	399,828
Praxair, Inc.
2.65%, 02/05/2025	82,000	85,419
Union Carbide Corp.
7.50%, 06/01/2025	400,000	496,150
7.75%, 10/01/2096	210,000	266,809

		4,518,275

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
4.50%, 08/16/2021 (B)	175,000	195,149
5.25%, 10/01/2020 (B)	65,000	73,370
5.63%, 03/15/2042 (B)	141,000	174,204
6.70%, 06/01/2034 (B)	331,000	444,380
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	54,000	54,572
Pitney Bowes, Inc.
5.60%, 03/15/2018, MTN	100,000	105,825
Republic Services, Inc.
2.90%, 07/01/2026	96,000	98,526
Tyco International Finance SA
5.13%, 09/14/2045	43,000	51,092
Waste Management, Inc.
2.40%, 05/15/2023	119,000	121,176
3.90%, 03/01/2035	38,000	41,383
4.75%, 06/30/2020	319,000	357,752

		1,717,429

Communications Equipment - 0.1%
Cisco Systems, Inc.
2.20%, 02/28/2021	600,000	618,871
2.45%, 06/15/2020	75,000	78,370
2.90%, 03/04/2021	55,000	58,505
2.95%, 02/28/2026	73,000	78,454
3.00%, 06/15/2022	194,000	208,402
3.63%, 03/04/2024	200,000	223,567
4.45%, 01/15/2020	75,000	82,943
5.90%, 02/15/2039	100,000	137,938

		1,487,050

Construction & Engineering - 0.1%
ABB Finance USA, Inc.
1.63%, 05/08/2017	210,000	210,990
2.88%, 05/08/2022	352,000	369,027
4.38%, 05/08/2042	128,000	148,341

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
Fluor Corp.
3.38%, 09/15/2021	$ 547,000	$ 584,498

		1,312,856

Construction Materials - 0.0% (I)
CRH America, Inc.
5.13%, 05/18/2045 (B)	200,000	225,318

Consumer Finance - 0.7%
American Express Co.
3.63%, 12/05/2024	63,000	65,717
7.00%, 03/19/2018	700,000	763,172
American Express Credit Corp.
1.80%, 07/31/2018, MTN	163,000	164,568
2.25%, 05/05/2021, MTN	235,000	239,994
2.38%, 05/26/2020, MTN	212,000	217,479
Capital One Financial Corp.
3.50%, 06/15/2023	845,000	881,162
3.75%, 04/24/2024	130,000	137,611
4.20%, 10/29/2025	512,000	533,825
Capital One NA
2.40%, 09/05/2019	350,000	356,445
2.95%, 07/23/2021	250,000	259,424
Ford Motor Credit Co. LLC
1.50%, 01/17/2017	363,000	363,527
2.24%, 06/15/2018	200,000	202,251
2.38%, 03/12/2019	600,000	609,987
2.94%, 01/08/2019, MTN	400,000	410,880
4.13%, 08/04/2025	212,000	226,803
4.25%, 09/20/2022	332,000	360,622
4.39%, 01/08/2026, MTN	1,000,000	1,099,601
John Deere Capital Corp.
1.60%, 07/13/2018, MTN	71,000	71,757
2.55%, 01/08/2021	300,000	312,704
2.75%, 03/15/2022, MTN	153,000	160,013
2.80%, 03/06/2023, MTN	363,000	382,620
5.75%, 09/10/2018, MTN	100,000	109,617
PACCAR Financial Corp.
1.30%, 05/10/2019, MTN (G)	93,000	93,364
1.60%, 03/15/2017, MTN	197,000	197,950
2.25%, 02/25/2021, MTN	156,000	159,501
Toyota Motor Credit Corp.
1.90%, 04/08/2021, MTN	194,000	197,464
2.10%, 01/17/2019, MTN	111,000	113,492
2.80%, 07/13/2022, MTN	250,000	264,200

		8,955,750

Diversified Consumer Services - 0.0% (I)
Nationwide Building Society
2.45%, 07/27/2021 (B) (G)	200,000	201,644

Diversified Financial Services - 0.5%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
3.95%, 02/01/2022	154,000	161,266
American Honda Finance Corp.
2.13%, 10/10/2018	200,000	204,905
7.63%, 10/01/2018 (B)	300,000	339,527
Berkshire Hathaway, Inc.
2.75%, 03/15/2023	375,000	391,334
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 (B) (G)	500,000	585,479
CME Group, Inc.
3.00%, 09/15/2022	200,000	213,545
3.00%, 03/15/2025 (G)	160,000	170,806

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	$ 2,553,000	$ 2,647,106
3.37%, 11/15/2025	744,000	815,668
4.42%, 11/15/2035	779,000	897,893
Jefferies Group LLC
6.25%, 01/15/2036	260,000	276,837
6.45%, 06/08/2027	180,000	201,086
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/2018	250,000	300,434

		7,205,886

Diversified Telecommunication Services - 1.4%
AT&T, Inc.
3.00%, 06/30/2022	296,000	306,959
3.40%, 05/15/2025	42,000	43,480
3.60%, 02/17/2023	1,923,000	2,042,534
3.88%, 08/15/2021	1,300,000	1,415,342
4.60%, 02/15/2021	400,000	442,451
4.75%, 05/15/2046	44,000	46,594
5.35%, 09/01/2040	943,000	1,070,594
6.00%, 08/15/2040	200,000	246,195
6.30%, 01/15/2038	500,000	625,233
6.38%, 03/01/2041	240,000	304,341
6.50%, 09/01/2037	200,000	255,277
BellSouth LLC
6.55%, 06/15/2034	300,000	351,015
British Telecommunications PLC
5.95%, 01/15/2018	200,000	213,564
9.38%, 12/15/2030	180,000	285,762
Centel Capital Corp.
9.00%, 10/15/2019	450,000	523,669
Deutsche Telekom International Finance BV
8.75%, 06/15/2030	330,000	517,334
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (B)	77,000	76,637
3.48%, 06/15/2050 (B)	81,000	81,607
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	400,000	400,644
Orange SA
9.00%, 03/01/2031	430,000	682,503
Telefonica Emisiones SAU
5.13%, 04/27/2020	663,000	735,755
5.46%, 02/16/2021	91,000	104,554
Verizon Communications, Inc.
2.63%, 02/21/2020	82,000	85,083
2.63%, 08/15/2026 (C)	400,000	399,360
3.50%, 11/01/2021	600,000	648,256
4.15%, 03/15/2024 (G)	300,000	334,178
4.27%, 01/15/2036	400,000	418,157
4.40%, 11/01/2034	1,227,000	1,299,941
4.50%, 09/15/2020	476,000	529,323
4.52%, 09/15/2048	129,000	137,667
4.67%, 03/15/2055	473,000	491,277
4.86%, 08/21/2046	189,000	212,139
5.01%, 08/21/2054	25,000	27,508
5.05%, 03/15/2034	539,000	607,700
5.15%, 09/15/2023	1,314,000	1,540,409
5.85%, 09/15/2035	775,000	962,575

		18,465,617

Electric Utilities - 1.4%
AEP Texas Central Co.
6.65%, 02/15/2033	100,000	130,786

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Alabama Power Co.
3.75%, 03/01/2045	$ 47,000	$ 50,047
5.60%, 03/15/2033	160,000	199,039
6.00%, 03/01/2039	248,000	332,893
6.13%, 05/15/2038	77,000	104,152
American Electric Power Co., Inc.
1.65%, 12/15/2017	83,000	83,259
Appalachian Power Co.
5.95%, 05/15/2033	50,000	59,835
6.38%, 04/01/2036	200,000	258,990
6.70%, 08/15/2037	200,000	267,927
Arizona Public Service Co.
2.20%, 01/15/2020	50,000	51,086
4.50%, 04/01/2042	121,000	143,545
5.05%, 09/01/2041	303,000	381,687
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	180,000	193,382
8.88%, 11/15/2018	337,000	391,101
Comision Federal de Electricidad
4.88%, 05/26/2021 (B)	261,000	279,923
Commonwealth Edison Co.
3.65%, 06/15/2046	162,000	170,348
Duke Energy Carolinas LLC
4.30%, 06/15/2020	156,000	173,587
6.00%, 12/01/2028 - 01/15/2038	633,000	844,660
6.45%, 10/15/2032	100,000	138,093
Duke Energy Indiana LLC
3.75%, 07/15/2020 - 05/15/2046	400,000	431,121
Duke Energy Progress LLC
3.00%, 09/15/2021	610,000	652,509
5.30%, 01/15/2019	80,000	87,893
Edison International
2.95%, 03/15/2023	400,000	408,886
Enel Finance International NV
5.13%, 10/07/2019 (B) (G)	450,000	496,157
Entergy Louisiana LLC
3.05%, 06/01/2031	189,000	194,864
3.25%, 04/01/2028	387,000	417,642
Entergy Mississippi, Inc.
2.85%, 06/01/2028	166,000	171,715
Exelon Corp.
3.40%, 04/15/2026	127,000	133,690
Florida Power & Light Co.
3.13%, 12/01/2025	200,000	214,242
5.13%, 06/01/2041	112,000	146,159
Georgia Power Co.
3.25%, 04/01/2026	196,000	209,799
Great Plains Energy, Inc.
4.85%, 06/01/2021	326,000	358,413
Hydro-Quebec
8.40%, 01/15/2022	420,000	554,241
9.40%, 02/01/2021	100,000	131,360
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	471,772	562,165
Kansas City Power & Light Co.
5.30%, 10/01/2041	500,000	601,918
Massachusetts Electric Co.
5.90%, 11/15/2039 (B)	55,000	69,982
MidAmerican Energy Co.
5.75%, 11/01/2035, MTN	600,000	795,606
Nevada Power Co.
5.38%, 09/15/2040	52,000	65,215
5.45%, 05/15/2041	400,000	518,989
7.13%, 03/15/2019	100,000	114,922
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (B)	50,000	54,606

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
NiSource Finance Corp.
5.80%, 02/01/2042	$ 600,000	$ 787,564
6.80%, 01/15/2019	200,000	224,977
Northern States Power Co.
5.35%, 11/01/2039	19,000	25,239
6.20%, 07/01/2037	70,000	100,181
6.25%, 06/01/2036	100,000	142,256
Ohio Edison Co.
6.88%, 07/15/2036	150,000	195,104
Pacific Gas & Electric Co.
2.45%, 08/15/2022	181,000	185,800
2.95%, 03/01/2026	311,000	326,060
3.25%, 09/15/2021 (G)	159,000	170,188
4.50%, 12/15/2041	200,000	232,190
4.60%, 06/15/2043	100,000	118,696
5.40%, 01/15/2040	42,000	54,485
6.05%, 03/01/2034	60,000	80,114
PacifiCorp
5.50%, 01/15/2019	125,000	137,332
5.65%, 07/15/2018	100,000	108,982
6.25%, 10/15/2037	360,000	507,765
Pennsylvania Electric Co.
6.05%, 09/01/2017	150,000	156,874
PPL Capital Funding, Inc.
4.20%, 06/15/2022	165,000	179,704
PPL Electric Utilities Corp.
2.50%, 09/01/2022	100,000	102,542
Progress Energy, Inc.
4.88%, 12/01/2019 (G)	200,000	220,758
6.00%, 12/01/2039	50,000	65,278
7.75%, 03/01/2031	150,000	212,492
Public Service Co. of Colorado
2.25%, 09/15/2022 (G)	137,000	140,310
3.20%, 11/15/2020	56,000	59,817
3.55%, 06/15/2046	37,000	39,527
Public Service Co. of New Hampshire
3.50%, 11/01/2023 (G)	60,000	64,747
Public Service Co. of Oklahoma
5.15%, 12/01/2019	133,000	147,602
Public Service Electric & Gas Co.
3.65%, 09/01/2042, MTN	138,000	149,198
5.38%, 11/01/2039, MTN	28,000	36,496
San Diego Gas & Electric Co.
6.13%, 09/15/2037	100,000	140,637
South Carolina Electric & Gas Co.
4.50%, 06/01/2064	58,000	63,165
Southern California Edison Co.
3.90%, 12/01/2041	100,000	109,881
5.50%, 03/15/2040	130,000	174,770
6.65%, 04/01/2029	300,000	401,074
Three Gorges Finance I Cayman Islands, Ltd.
3.15%, 06/02/2026 (B)	200,000	206,800
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	124,000	128,948
Virginia Electric & Power Co.
2.95%, 01/15/2022	157,000	165,728
6.00%, 05/15/2037	140,000	187,686
Wisconsin Electric Power Co.
2.95%, 09/15/2021	26,000	27,564
3.10%, 06/01/2025 (G)	82,000	87,435
3.65%, 12/15/2042	144,000	154,624
Xcel Energy, Inc.
2.40%, 03/15/2021 (G)	150,000	154,221
3.30%, 06/01/2025	277,000	295,527

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Xcel Energy, Inc. (continued)
4.70%, 05/15/2020	$ 50,000	$ 54,961
4.80%, 09/15/2041	116,000	138,381

		19,110,114

Electrical Equipment - 0.0% (I)
Eaton Corp.
7.63%, 04/01/2024	500,000	636,986

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.50%, 04/01/2022	100,000	101,824
6.00%, 04/01/2020	385,000	426,355
6.88%, 06/01/2018	92,000	98,852
7.50%, 01/15/2027	310,000	387,130

		1,014,161

Energy Equipment & Services - 0.3%
ANR Pipeline Co.
9.63%, 11/01/2021	200,000	271,698
Boardwalk Pipelines, LP
5.95%, 06/01/2026	170,000	178,077
Ensco PLC
5.20%, 03/15/2025	88,000	59,840
5.75%, 10/01/2044	56,000	32,760
Gulf South Pipeline Co., LP
4.00%, 06/15/2022	400,000	389,489
Halliburton Co.
3.50%, 08/01/2023	150,000	155,350
6.15%, 09/15/2019	70,000	79,464
7.60%, 08/15/2096 (B)	160,000	201,480
Nabors Industries, Inc.
4.63%, 09/15/2021	555,000	492,377
5.00%, 09/15/2020	100,000	94,095
Noble Holding International, Ltd.
3.95%, 03/15/2022	87,000	64,351
5.00%, 03/16/2018 (G)	48,000	46,238
5.25%, 03/15/2042	253,000	141,832
Schlumberger Holdings Corp.
3.63%, 12/21/2022 (B)	165,000	176,576
Schlumberger Investment SA
3.30%, 09/14/2021 (B) (G)	344,000	366,864
3.65%, 12/01/2023	164,000	179,826
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (B)	462,000	462,452
Transocean, Inc.
7.50%, 04/15/2031	200,000	122,000

		3,514,769

Food & Staples Retailing - 0.4%
Costco Wholesale Corp.
2.25%, 02/15/2022	129,000	133,456
CVS Health Corp.
2.13%, 06/01/2021	611,000	622,779
2.75%, 12/01/2022	100,000	104,390
2.88%, 06/01/2026	370,000	381,362
CVS Pass-Through Trust
5.93%, 01/10/2034 (B)	590,833	678,800
Kroger Co.
2.20%, 01/15/2017	123,000	123,696
5.40%, 07/15/2040	51,000	63,519
6.15%, 01/15/2020	300,000	345,306
7.50%, 04/01/2031	600,000	858,913
8.00%, 09/15/2029	175,000	254,950
Sysco Corp.
3.75%, 10/01/2025	102,000	111,393

The notes are an integral part of this report. Transamerica Funds	Page 11	July 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Walgreen Co.
3.10%, 09/15/2022	$ 299,000	$ 313,382
4.40%, 09/15/2042	230,000	246,341
Walgreens Boots Alliance, Inc.
3.10%, 06/01/2023	457,000	472,055
4.50%, 11/18/2034	46,000	50,314
4.80%, 11/18/2044	100,000	113,164

		4,873,820

Food Products - 0.3%
Bunge, Ltd. Finance Corp.
3.50%, 11/24/2020 (G)	31,000	32,405
8.50%, 06/15/2019	310,000	363,603
Cargill, Inc.
3.30%, 03/01/2022 (B)	250,000	262,268
7.35%, 03/06/2019 (B)	250,000	288,467
ConAgra Foods, Inc.
2.10%, 03/15/2018	159,000	160,331
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (B)	400,000	417,798
3.50%, 06/06/2022	180,000	193,800
3.95%, 07/15/2025 (B)	269,000	296,138
5.38%, 02/10/2020	138,000	155,102
6.88%, 01/26/2039	328,000	461,314
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	288,000	316,688
Mondelez International, Inc.
4.00%, 02/01/2024	500,000	552,299
Tyson Foods, Inc.
4.88%, 08/15/2034	430,000	485,767

		3,985,980

Gas Utilities - 0.1%
Atmos Energy Corp.
8.50%, 03/15/2019	44,000	51,552
Boston Gas Co.
4.49%, 02/15/2042 (B)	330,000	364,753
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	352,000	380,994
Korea Gas Corp.
1.88%, 07/18/2021 (B)	200,000	199,930
Southern Co. Gas Capital Corp.
3.25%, 06/15/2026	85,000	88,262
3.50%, 09/15/2021	601,000	638,768
5.25%, 08/15/2019	100,000	109,146
5.88%, 03/15/2041	109,000	136,654

		1,970,059

Health Care Equipment & Supplies - 0.0% (I)
Becton Dickinson and Co.
2.68%, 12/15/2019 (G)	38,000	39,407
3.73%, 12/15/2024	49,000	53,309
Medtronic, Inc.
3.15%, 03/15/2022	100,000	107,236
4.38%, 03/15/2035	117,000	134,742
Stryker Corp.
3.50%, 03/15/2026 (G)	79,000	84,741

		419,435

Health Care Providers & Services - 0.3%
Aetna, Inc.
2.80%, 06/15/2023	90,000	92,633
4.50%, 05/15/2042	153,000	169,947
6.75%, 12/15/2037	305,000	424,006
Anthem, Inc.
3.13%, 05/15/2022	492,000	513,222
3.30%, 01/15/2023	105,000	110,126
4.65%, 01/15/2043	38,000	41,990

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Cardinal Health, Inc.
3.75%, 09/15/2025 (G)	$ 75,000	$ 82,056
4.90%, 09/15/2045	45,000	53,002
Express Scripts Holding Co.
3.00%, 07/15/2023	51,000	51,862
4.50%, 02/25/2026	227,000	252,564
4.80%, 07/15/2046	62,000	66,095
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	170,000	175,984
Mayo Clinic
4.13%, 11/15/2052	198,000	230,096
Quest Diagnostics, Inc.
3.45%, 06/01/2026	75,000	78,203
Texas Health Resources
4.33%, 11/15/2055	175,000	201,354
UnitedHealth Group, Inc.
2.13%, 03/15/2021	300,000	307,503
3.10%, 03/15/2026	281,000	298,596
3.35%, 07/15/2022	84,000	90,321
3.38%, 11/15/2021	412,000	446,964
4.63%, 07/15/2035	234,000	278,171

		3,964,695

Hotels, Restaurants & Leisure - 0.0% (I)
McDonald’s Corp.
4.70%, 12/09/2035, MTN	465,000	538,516
6.30%, 10/15/2037, MTN	81,000	111,017

		649,533

Household Products - 0.0% (I)
Kimberly-Clark Corp.
2.40%, 03/01/2022	68,000	70,915

Independent Power & Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC
4.00%, 10/01/2020 (G)	600,000	645,719
5.75%, 10/01/2041	86,000	94,563
PSEG Power LLC
4.15%, 09/15/2021	242,000	260,354

		1,000,636

Industrial Conglomerates - 0.2%
Danaher Corp.
3.90%, 06/23/2021	261,000	288,158
General Electric Co.
3.10%, 01/09/2023, MTN	287,000	306,853
4.65%, 10/17/2021, MTN	258,000	295,536
5.50%, 01/08/2020, MTN	510,000	580,204
6.00%, 08/07/2019, MTN	121,000	138,208
6.75%, 03/15/2032, MTN	139,000	197,244
Koninklijke Philips NV
3.75%, 03/15/2022	200,000	216,058
7.20%, 06/01/2026	500,000	634,104

		2,656,365

Insurance - 0.9%
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (B)	800,000	1,059,602
American International Group, Inc.
4.88%, 06/01/2022	200,000	224,279
Aon Corp.
6.25%, 09/30/2040	83,000	108,019
Aon PLC
3.88%, 12/15/2025	268,000	286,856

The notes are an integral part of this report. Transamerica Funds	Page 12	July 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	$ 268,000	$ 312,356
5.75%, 01/15/2040	100,000	136,567
Chubb INA Holdings, Inc.
2.88%, 11/03/2022	130,000	137,051
3.15%, 03/15/2025	275,000	292,773
3.35%, 05/15/2024	250,000	269,748
CNA Financial Corp.
3.95%, 05/15/2024	164,000	174,448
4.50%, 03/01/2026	119,000	129,001
Dai-ichi Life Insurance Co., Ltd.
4.00% (A), 07/24/2026 (B) (J)	421,000	426,262
Jackson National Life Global Funding
3.05%, 04/29/2026 (B)	203,000	208,035
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 (B)	200,000	222,751
6.50%, 03/15/2035 (B)	300,000	379,802
Liberty Mutual Insurance Co.
7.88%, 10/15/2026 (B)	200,000	253,572
Lincoln National Corp.
4.00%, 09/01/2023	300,000	320,308
4.20%, 03/15/2022	211,000	228,137
6.15%, 04/07/2036	200,000	239,909
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	176,000	180,290
3.30%, 03/14/2023	99,000	104,459
3.50%, 06/03/2024	100,000	103,573
4.05%, 10/15/2023	250,000	270,426
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (B)	147,000	178,314
8.88%, 06/01/2039 (B)	170,000	272,071
MassMutual Global Funding II
2.00%, 04/05/2017 (B)	170,000	171,186
MetLife, Inc.
3.00%, 03/01/2025	200,000	204,874
Metropolitan Life Global Funding I
3.88%, 04/11/2022 (B)	720,000	781,986
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 (B)	200,000	319,170
New York Life Global Funding
2.00%, 04/13/2021 (B)	96,000	97,547
2.15%, 06/18/2019 (B)	350,000	358,377
2.35%, 07/14/2026 (B)	226,000	228,098
Pacific Life Global Funding
5.00%, 05/15/2017 (B)	100,000	102,372
Pacific Life Insurance Co.
9.25%, 06/15/2039 (B)	300,000	465,244
Principal Life Global Funding II
2.25%, 10/15/2018 (B)	200,000	203,615
Prudential Insurance Co. of America
8.30%, 07/01/2025 (B)	900,000	1,220,989
Reliance Standard Life Global Funding II
3.05%, 01/20/2021 (B)	298,000	307,635
Travelers Property Casualty Corp.
7.75%, 04/15/2026	450,000	619,880

		11,599,582

Internet & Catalog Retail - 0.0% (I)
Amazon.com, Inc.
3.80%, 12/05/2024	263,000	295,342
4.80%, 12/05/2034	215,000	257,013

		552,355

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet Software & Services - 0.1%
eBay, Inc.
2.60%, 07/15/2022	$ 537,000	$ 540,529
4.00%, 07/15/2042	133,000	119,058

		659,587

IT Services - 0.2%
HP Enterprise Services LLC
7.45%, 10/15/2029	500,000	625,493
International Business Machines Corp.
1.80%, 05/17/2019 (G)	315,000	320,749
2.25%, 02/19/2021	277,000	286,568
4.00%, 06/20/2042	169,000	183,735
7.00%, 10/30/2025	508,000	699,812
Total System Services, Inc.
4.80%, 04/01/2026	165,000	183,306
Xerox Corp.
4.50%, 05/15/2021 (G)	80,000	83,096
5.63%, 12/15/2019	228,000	246,190

		2,628,949

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
3.00%, 04/15/2023	45,000	46,429
3.15%, 01/15/2023	218,000	224,972
3.60%, 08/15/2021	176,000	186,846
4.15%, 02/01/2024	217,000	238,492

		696,739

Machinery - 0.2%
Caterpillar Financial Services Corp.
5.85%, 09/01/2017, MTN	150,000	157,813
7.05%, 10/01/2018, MTN	150,000	168,448
7.15%, 02/15/2019, MTN	100,000	114,640
Caterpillar, Inc.
1.50%, 06/26/2017	115,000	115,648
2.60%, 06/26/2022	123,000	128,191
7.90%, 12/15/2018	250,000	288,563
Deere & Co.
2.60%, 06/08/2022	119,000	123,853
3.90%, 06/09/2042	107,000	119,160
Illinois Tool Works, Inc.
3.90%, 09/01/2042	624,000	703,566
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	200,000	205,393
Pentair Finance SA
2.90%, 09/15/2018	131,000	132,039
4.65%, 09/15/2025	200,000	208,708
Roper Technologies, Inc.
3.00%, 12/15/2020	52,000	53,944

		2,519,966

Media - 0.9%
21st Century Fox America, Inc.
6.20%, 12/15/2034	250,000	320,651
7.25%, 05/18/2018	155,000	170,938
7.30%, 04/30/2028	130,000	177,455
7.70%, 10/30/2025	300,000	414,766
8.88%, 04/26/2023	200,000	268,868
CBS Corp.
2.90%, 01/15/2027	250,000	245,566
3.70%, 08/15/2024	63,000	66,642
4.00%, 01/15/2026 (G)	208,000	224,087
4.85%, 07/01/2042	150,000	160,498
Charter Communications Operating LLC / Charter Communications Operating Capital
4.46%, 07/23/2022 (B)	391,000	424,525

The notes are an integral part of this report. Transamerica Funds	Page 13	July 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital (continued)
6.38%, 10/23/2035 (B)	$ 114,000	$ 134,157
6.83%, 10/23/2055 (B)	150,000	187,563
Comcast Cable Holdings LLC
10.13%, 04/15/2022	414,000	547,579
Comcast Corp.
6.50%, 11/15/2035	100,000	140,674
7.05%, 03/15/2033	1,300,000	1,890,118
Cox Communications, Inc.
4.80%, 02/01/2035 (B)	450,000	433,704
Cox Enterprises, Inc.
7.38%, 07/15/2027 (B)	200,000	247,913
Discovery Communications LLC
4.38%, 06/15/2021 (G)	344,000	370,905
Historic TW, Inc.
9.15%, 02/01/2023	200,000	270,295
NBCUniversal Media LLC
5.95%, 04/01/2041	210,000	286,676
SES SA
3.60%, 04/04/2023 (B)	100,000	100,434
TCI Communications, Inc.
7.13%, 02/15/2028	100,000	143,237
Thomson Reuters Corp.
3.95%, 09/30/2021	400,000	430,548
4.70%, 10/15/2019	75,000	81,490
Time Warner Cable, Inc.
6.75%, 07/01/2018 (G)	40,000	43,856
7.30%, 07/01/2038	90,000	117,469
Time Warner Cos., Inc.
7.57%, 02/01/2024	45,000	58,115
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	250,000	342,067
Time Warner, Inc.
3.60%, 07/15/2025	155,000	167,122
4.75%, 03/29/2021	140,000	157,649
6.25%, 03/29/2041	37,000	49,043
6.50%, 11/15/2036	50,000	65,916
7.63%, 04/15/2031	300,000	427,423
7.70%, 05/01/2032	480,000	688,825
Viacom, Inc.
4.25%, 09/01/2023	606,000	644,698
6.88%, 04/30/2036	250,000	287,000
Walt Disney Co.
3.00%, 02/13/2026 (G)	750,000	803,893

		11,592,365

Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd.
2.05%, 09/30/2018	82,000	83,369
3.25%, 11/21/2021	670,000	718,702
4.13%, 02/24/2042	300,000	321,841
6.50%, 04/01/2019	270,000	305,424
Freeport-McMoRan, Inc.
3.88%, 03/15/2023 (G)	250,000	215,012
5.40%, 11/14/2034	360,000	279,000
5.45%, 03/15/2043	184,000	141,220
Nucor Corp.
4.00%, 08/01/2023	63,000	68,587
Placer Dome, Inc.
6.45%, 10/15/2035	399,000	446,947

		2,580,102

Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co.
3.75%, 11/15/2023	780,000	856,167
6.13%, 04/01/2036	310,000	417,723

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
CenterPoint Energy, Inc.
6.50%, 05/01/2018 (G)	$ 180,000	$ 194,031
CMS Energy Corp.
3.00%, 05/15/2026	73,000	75,521
3.88%, 03/01/2024	150,000	164,916
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/2040	154,000	204,347
Consumers Energy Co.
2.85%, 05/15/2022	121,000	125,487
6.70%, 09/15/2019	100,000	116,453
Delmarva Power & Light Co.
4.00%, 06/01/2042	294,000	319,959
Dominion Resources, Inc.
4.90%, 08/01/2041	103,000	117,054
5.25%, 08/01/2033	500,000	571,065
6.40%, 06/15/2018	170,000	184,805
DTE Electric Co.
2.65%, 06/15/2022	68,000	70,979
3.70%, 03/15/2045	114,000	123,504
3.95%, 06/15/2042	101,000	112,454
DTE Energy Co.
3.85%, 12/01/2023	252,000	275,134
6.38%, 04/15/2033	130,000	171,239
San Diego Gas & Electric Co.
6.00%, 06/01/2026	320,000	418,936
Sempra Energy
6.00%, 10/15/2039	150,000	194,005
9.80%, 02/15/2019	400,000	479,806
WEC Energy Group, Inc.
3.55%, 06/15/2025 (G)	115,000	125,536

		5,319,121

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc.
4.38%, 09/01/2023	75,000	79,281
5.13%, 01/15/2042	100,000	95,305
6.38%, 03/15/2037	450,000	484,710
6.90%, 04/01/2029	200,000	227,449
7.45%, 07/15/2017	240,000	253,836
Nordstrom, Inc.
4.00%, 10/15/2021 (G)	301,000	324,008
Target Corp.
2.50%, 04/15/2026 (G)	300,000	311,729

		1,776,318

Oil, Gas & Consumable Fuels - 2.0%
Anadarko Holding Co.
7.15%, 05/15/2028	552,000	644,868
Anadarko Petroleum Corp.
8.70%, 03/15/2019	150,000	171,325
Apache Corp.
3.25%, 04/15/2022	111,000	112,738
4.75%, 04/15/2043	268,000	266,264
6.90%, 09/15/2018	180,000	196,958
BG Energy Capital PLC
5.13%, 10/15/2041 (B)	200,000	236,465
BP Capital Markets PLC
1.85%, 05/05/2017	429,000	431,219
3.06%, 03/17/2022	124,000	130,190
3.12%, 05/04/2026	231,000	235,720
3.25%, 05/06/2022	462,000	487,578
3.81%, 02/10/2024	100,000	107,837
Buckeye Partners, LP
4.15%, 07/01/2023	68,000	69,242
4.35%, 10/15/2024	80,000	81,321
4.88%, 02/01/2021	200,000	214,959
5.85%, 11/15/2043	150,000	148,809

The notes are an integral part of this report. Transamerica Funds	Page 14	July 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Burlington Resources Finance Co.
7.40%, 12/01/2031	$ 290,000	$ 379,206
Canadian Natural Resources, Ltd.
6.45%, 06/30/2033	299,000	325,051
Cenovus Energy, Inc.
3.00%, 08/15/2022	91,000	85,400
4.45%, 09/15/2042	162,000	132,343
6.75%, 11/15/2039	61,000	65,460
Chevron Corp.
2.10%, 05/16/2021	400,000	408,918
2.36%, 12/05/2022	80,000	81,579
2.57%, 05/16/2023	600,000	613,244
3.19%, 06/24/2023	47,000	49,926
CNOOC Finance Pty, Ltd.
2.63%, 05/05/2020	328,000	334,090
CNOOC Finance, Ltd.
3.00%, 05/09/2023	254,000	255,761
ConocoPhillips
6.65%, 07/15/2018 (G)	350,000	381,095
ConocoPhillips Co.
4.20%, 03/15/2021	105,000	111,957
ConocoPhillips Holding Co.
6.95%, 04/15/2029	315,000	392,186
Devon Energy Corp.
3.25%, 05/15/2022 (G)	150,000	146,609
4.75%, 05/15/2042	224,000	199,767
7.95%, 04/15/2032	150,000	177,978
Ecopetrol SA
5.38%, 06/26/2026 (G)	135,000	133,272
5.88%, 09/18/2023 (G)	113,000	118,085
Encana Corp.
6.50%, 05/15/2019 (G)	150,000	161,025
Energy Transfer Partners, LP
3.60%, 02/01/2023	134,000	130,530
4.05%, 03/15/2025	136,000	132,990
5.15%, 03/15/2045	45,000	41,867
Eni SpA
5.70%, 10/01/2040 (B)	900,000	981,174
EnLink Midstream Partners, LP
4.15%, 06/01/2025	130,000	121,991
Enterprise Products Operating LLC
3.35%, 03/15/2023	150,000	155,310
3.70%, 02/15/2026	127,000	132,269
3.75%, 02/15/2025	74,000	77,138
3.90%, 02/15/2024	112,000	119,114
3.95%, 02/15/2027	153,000	161,202
4.05%, 02/15/2022	250,000	271,323
4.90%, 05/15/2046	45,000	47,730
4.95%, 10/15/2054	33,000	33,840
5.10%, 02/15/2045	32,000	34,703
5.95%, 02/01/2041	45,000	54,536
EOG Resources, Inc.
2.63%, 03/15/2023	236,000	237,892
4.10%, 02/01/2021 (G)	300,000	325,795
4.15%, 01/15/2026 (G)	80,000	87,616
5.10%, 01/15/2036	392,000	460,794
Exxon Mobil Corp.
2.40%, 03/06/2022	300,000	310,619
2.73%, 03/01/2023	471,000	491,682
4.11%, 03/01/2046	294,000	330,116
Kerr-McGee Corp.
7.88%, 09/15/2031	300,000	353,797
Magellan Midstream Partners, LP
3.20%, 03/15/2025	80,000	80,232
Marathon Oil Corp.
2.80%, 11/01/2022	170,000	151,870

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc.
4.15%, 12/15/2021	$ 120,000	$ 127,199
5.63%, 05/01/2021	330,000	347,515
Occidental Petroleum Corp.
2.70%, 02/15/2023 (G)	400,000	408,949
3.40%, 04/15/2026	123,000	129,341
3.50%, 06/15/2025	91,000	97,620
ONEOK Partners, LP
3.20%, 09/15/2018	105,000	107,235
3.38%, 10/01/2022	95,000	95,285
4.90%, 03/15/2025 (G)	800,000	831,895
6.65%, 10/01/2036	220,000	241,405
8.63%, 03/01/2019	150,000	170,555
Petro-Canada
5.35%, 07/15/2033	100,000	113,937
6.05%, 05/15/2018	312,000	335,984
7.88%, 06/15/2026 (G)	100,000	132,633
Petroleos Mexicanos
4.50%, 01/23/2026	122,000	117,974
4.88%, 01/18/2024	81,000	82,417
5.63%, 01/23/2046	77,000	70,540
6.38%, 02/04/2021 (B)	285,000	312,711
6.38%, 01/23/2045	228,000	227,658
6.88%, 08/04/2026 (B)	359,000	402,977
Phillips 66
2.95%, 05/01/2017	161,000	163,120
4.30%, 04/01/2022	130,000	143,144
Plains All American Pipeline, LP / PAA Finance Corp.
2.60%, 12/15/2019	97,000	96,801
4.65%, 10/15/2025 (G)	450,000	450,662
4.90%, 02/15/2045	222,000	200,440
Shell International Finance BV
2.88%, 05/10/2026	853,000	869,802
4.00%, 05/10/2046	888,000	913,416
4.13%, 05/11/2035	158,000	170,886
4.30%, 09/22/2019	300,000	326,803
4.38%, 03/25/2020 (G)	410,000	451,900
6.38%, 12/15/2038	100,000	133,486
Sinopec Group Overseas Development, Ltd.
3.90%, 05/17/2022 (B)	200,000	213,781
Spectra Energy Capital LLC
3.30%, 03/15/2023	100,000	97,939
7.50%, 09/15/2038 (G)	125,000	148,797
Spectra Energy Partners, LP
3.50%, 03/15/2025	313,000	320,745
Statoil ASA
3.15%, 01/23/2022	313,000	331,040
4.25%, 11/23/2041	236,000	258,772
Suncor Energy, Inc.
5.95%, 12/01/2034	400,000	483,662
6.10%, 06/01/2018	250,000	268,289
Sunoco Logistics Partners Operations, LP
3.90%, 07/15/2026 (G)	195,000	193,806
5.50%, 02/15/2020	250,000	268,525
5.95%, 12/01/2025 (G)	150,000	171,795
Tosco Corp.
7.80%, 01/01/2027	160,000	210,723
8.13%, 02/15/2030	230,000	305,301
Total Capital Canada, Ltd.
2.75%, 07/15/2023	160,000	166,101
Total Capital International SA
2.70%, 01/25/2023	688,000	711,113
3.75%, 04/10/2024 (G)	82,000	90,231
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	115,000	115,166

The notes are an integral part of this report. Transamerica Funds	Page 15	July 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines, Ltd. (continued)
3.13%, 01/15/2019	$ 149,000	$ 153,867
3.75%, 10/16/2023	135,000	146,284
4.88%, 01/15/2026	370,000	424,423
6.50%, 08/15/2018	175,000	192,192
Western Gas Partners, LP
4.65%, 07/01/2026	152,000	153,697

		27,115,114

Pharmaceuticals - 0.3%
Actavis Funding SCS
3.45%, 03/15/2022	211,000	221,912
4.55%, 03/15/2035	235,000	252,998
Actavis, Inc.
3.25%, 10/01/2022	162,000	169,006
Allergan, Inc.
3.38%, 09/15/2020	125,000	130,982
Baxalta, Inc.
3.60%, 06/23/2022	67,000	69,867
5.25%, 06/23/2045	33,000	38,157
Bayer US Finance LLC
3.38%, 10/08/2024 (B)	200,000	208,910
Johnson & Johnson
3.55%, 03/01/2036	192,000	216,451
Merck & Co., Inc.
2.35%, 02/10/2022	43,000	44,392
3.70%, 02/10/2045	20,000	21,322
Mylan NV
3.95%, 06/15/2026 (B)	185,000	192,642
5.25%, 06/15/2046 (B)	127,000	143,128
Mylan, Inc.
3.13%, 01/15/2023 (B)	90,000	90,267
Novartis Capital Corp.
2.40%, 09/21/2022	160,000	166,761
3.40%, 05/06/2024	395,000	435,050
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	181,000	193,869
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021	238,000	239,198
2.80%, 07/21/2023	137,000	139,376
4.10%, 10/01/2046	60,000	61,782
Zoetis, Inc.
3.25%, 02/01/2023	200,000	205,729
3.45%, 11/13/2020	37,000	38,657
4.50%, 11/13/2025 (G)	284,000	317,341

		3,597,797

Professional Services - 0.0% (I)
Equifax, Inc.
2.30%, 06/01/2021	127,000	128,522

Real Estate Investment Trusts - 0.5%
American Tower Corp.
3.38%, 10/15/2026	281,000	290,274
4.70%, 03/15/2022	340,000	377,762
5.90%, 11/01/2021	150,000	175,230
AvalonBay Communities, Inc.
2.85%, 03/15/2023, MTN	370,000	379,901
Boston Properties, LP
3.65%, 02/01/2026	408,000	440,891
Crown Castle International Corp.
4.88%, 04/15/2022	400,000	442,956
5.25%, 01/15/2023	200,000	228,932
Duke Realty, LP
3.25%, 06/30/2026 (G)	84,000	86,244
4.38%, 06/15/2022 (G)	168,000	183,897

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts (continued)
Equity Commonwealth
5.88%, 09/15/2020	$ 485,000	$ 540,078
6.65%, 01/15/2018	215,000	223,938
ERP Operating, LP
4.63%, 12/15/2021	587,000	664,159
HCP, Inc.
3.40%, 02/01/2025	114,000	111,941
3.88%, 08/15/2024	105,000	106,853
4.20%, 03/01/2024	54,000	56,092
4.25%, 11/15/2023	232,000	244,089
Prologis, LP
3.75%, 11/01/2025	38,000	41,166
Realty Income Corp.
3.25%, 10/15/2022	250,000	257,013
Simon Property Group, LP
3.30%, 01/15/2026	242,000	259,409
4.38%, 03/01/2021	457,000	507,591
Ventas Realty, LP
3.13%, 06/15/2023	150,000	153,224
3.50%, 02/01/2025 (G)	54,000	55,760
3.75%, 05/01/2024	150,000	157,188
4.13%, 01/15/2026	79,000	85,342
Welltower, Inc.
4.00%, 06/01/2025	130,000	138,581
4.25%, 04/01/2026	500,000	542,505

		6,751,016

Road & Rail - 0.3%
Burlington Northern Santa Fe LLC
3.45%, 09/15/2021	251,000	272,482
3.60%, 09/01/2020	125,000	134,697
3.90%, 08/01/2046	130,000	143,511
5.75%, 05/01/2040	300,000	406,226
7.29%, 06/01/2036	90,000	132,771
Canadian National Railway Co.
5.85%, 11/15/2017	180,000	190,557
Canadian Pacific Railway Co.
6.13%, 09/15/2115	64,000	80,496
CSX Corp.
3.95%, 05/01/2050	42,000	43,572
4.25%, 06/01/2021	65,000	72,112
6.00%, 10/01/2036, MTN	340,000	442,633
7.38%, 02/01/2019	350,000	401,489
Norfolk Southern Corp.
3.25%, 12/01/2021	166,000	176,349
3.85%, 01/15/2024	266,000	293,955
6.00%, 03/15/2105	160,000	201,973
Union Pacific Corp.
2.95%, 01/15/2023	43,000	45,659
4.16%, 07/15/2022	306,000	345,794
4.30%, 06/15/2042	148,000	170,494

		3,554,770

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
3.10%, 07/29/2022	120,000	129,240
3.30%, 10/01/2021	130,000	141,865
3.70%, 07/29/2025 (G)	97,000	108,420
4.10%, 05/19/2046	224,000	241,140
4.80%, 10/01/2041	150,000	176,688
National Semiconductor Corp.
6.60%, 06/15/2017	200,000	209,834

		1,007,187

The notes are an integral part of this report. Transamerica Funds	Page 16	July 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.3%
Intuit, Inc.
5.75%, 03/15/2017	$ 70,000	$ 72,055
Microsoft Corp.
2.38%, 02/12/2022 - 05/01/2023	125,000	129,003
3.50%, 02/12/2035	77,000	80,435
3.63%, 12/15/2023	311,000	344,907
4.00%, 02/12/2055	81,000	83,089
4.20%, 11/03/2035	103,000	117,195
4.50%, 10/01/2040	70,000	81,598
4.75%, 11/03/2055	436,000	513,036
Oracle Corp.
2.38%, 01/15/2019	182,000	187,271
2.40%, 09/15/2023	324,000	327,212
2.50%, 10/15/2022	480,000	493,552
2.95%, 05/15/2025	200,000	207,833
5.00%, 07/08/2019	100,000	110,737
5.38%, 07/15/2040	123,000	150,416
6.13%, 07/08/2039	731,000	976,772
6.50%, 04/15/2038	200,000	276,899

		4,152,010

Specialty Retail - 0.1%
Bed Bath & Beyond, Inc.
4.92%, 08/01/2034	130,000	125,809
Home Depot, Inc.
2.63%, 06/01/2022	177,000	186,295
3.00%, 04/01/2026 (G)	212,000	228,239
4.25%, 04/01/2046	145,000	170,804
Lowe’s Cos., Inc.
3.38%, 09/15/2025	119,000	131,188
5.50%, 10/15/2035	140,000	180,951
7.11%, 05/15/2037, MTN	120,000	173,799

		1,197,085

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
1.01% (A), 05/03/2018	297,000	297,609
2.15%, 02/09/2022 (G)	327,000	334,729
2.40%, 05/03/2023	494,000	506,987
2.45%, 08/04/2026 (C)	296,000	296,541
2.85%, 05/06/2021 (G)	302,000	319,299
3.20%, 05/13/2025	160,000	170,902
3.25%, 02/23/2026	266,000	284,546
3.45%, 05/06/2024 - 02/09/2045	549,000	579,804
3.85%, 08/04/2046 (C)	207,000	207,763
4.50%, 02/23/2036	340,000	384,573
4.65%, 02/23/2046	119,000	135,801
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
4.42%, 06/15/2021 (B)	252,000	263,324
5.45%, 06/15/2023 (B)	291,000	308,208
6.02%, 06/15/2026 (B)	257,000	275,328

		4,365,414

Trading Companies & Distributors - 0.0% (I)
Air Lease Corp.
3.88%, 04/01/2021	220,000	230,450
WW Grainger, Inc.
3.75%, 05/15/2046	125,000	133,071
4.60%, 06/15/2045	68,000	81,965

		445,486

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.38%, 02/01/2022 (B)	$ 233,000	$ 237,735
4.88%, 07/11/2022 (B)	500,000	554,514
Ryder System, Inc.
2.50%, 03/01/2017 - 05/11/2020, MTN	598,000	604,216
3.45%, 11/15/2021, MTN	42,000	43,545

		1,440,010

Water Utilities - 0.0% (I)
American Water Capital Corp.
3.85%, 03/01/2024	300,000	334,481

Wireless Telecommunication Services - 0.1%
America Movil SAB de CV
2.38%, 09/08/2016	421,000	421,680
3.13%, 07/16/2022	236,000	246,795
Crown Castle Towers LLC
3.22%, 05/15/2042 (B)	200,000	207,714
Rogers Communications, Inc.
4.10%, 10/01/2023	213,000	239,518
5.45%, 10/01/2043	95,000	117,262
Vodafone Group PLC
1.50%, 02/19/2018	238,000	238,416
1.63%, 03/20/2017	232,000	232,661
2.95%, 02/19/2023	75,000	77,204

		1,781,250

Total Corporate Debt Securities (Cost $265,499,766)		283,557,558

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Canada - 0.0% (I)
Province of Quebec
6.35%, 01/30/2026, MTN	285,000	379,753

Colombia - 0.0% (I)
Colombia Government International Bond
5.00%, 06/15/2045	200,000	205,500

Israel - 0.2%
Israel Government AID Bond
Series 2010-Z,
Zero Coupon, 02/15/2025	2,250,000	1,883,707
Series 2011-Z,
Zero Coupon, 11/15/2026	1,400,000	1,106,967

		2,990,674

Mexico - 0.2%
Mexico Government International Bond
4.13%, 01/21/2026 (G)	553,000	600,558
5.55%, 01/21/2045	190,000	228,000
5.75%, 10/12/2110	550,000	603,625
3.50%, 01/21/2021, MTN (G)	731,000	774,860
4.75%, 03/08/2044, MTN	688,000	736,160

		2,943,203

Peru - 0.0% (I)
Peru Government International Bond
5.63%, 11/18/2050	45,000	57,038

The notes are an integral part of this report. Transamerica Funds	Page 17	July 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Poland - 0.1%
Poland Government International Bond
3.25%, 04/06/2026 (G)	$ 115,000	$ 120,955
4.00%, 01/22/2024	333,000	368,524

		489,479

Supranational - 0.1%
African Development Bank
8.80%, 09/01/2019	500,000	605,712

Turkey - 0.0% (I)
Turkey Government International Bond
5.75%, 03/22/2024	365,000	392,674

Total Foreign Government Obligations (Cost $7,442,391)		8,064,033

MORTGAGE-BACKED SECURITIES - 4.3%
A10 Securitization LLC
Series 2015-1, Class A1,
2.10%, 04/15/2034 (B)	502,654	500,893
A10 Term Asset Financing LLC
Series 2013-2, Class A,
2.62%, 11/15/2027 (B)	594,716	592,766
Series 2013-2, Class B,
4.38%, 11/15/2027 (B)	250,000	246,997
Series 2014-1, Class A1,
1.72%, 04/15/2033 (B)	377,370	375,328
Series 2014-1, Class A2,
3.02%, 04/15/2033 (B)	603,000	593,527
Access Point Funding Trust
Series 2016-1, Class A,
6.25%, 02/16/2021 (D)	1,125,018	1,127,100
Ajax Mortgage Loan Trust
Series 2015-B, Class A,
3.88% (A), 07/25/2060 (B)	405,418	400,276
American General Mortgage Loan Trust
Series 2006-1, Class A5,
5.75% (A), 12/25/2035 (B)	44,848	46,208
Angel Oak Mortgage Trust LLC
Series 2015-1, Class A,
4.50% (A), 11/25/2045 (B)	426,538	427,666
ASG Resecuritization Trust
Series 2009-1, Class A60,
2.52% (A), 06/26/2037 (B)	21,489	21,323
Series 2009-3, Class A65,
2.38% (A), 03/26/2037 (B)	337,433	335,371
Series 2011-1, Class 3A50,
3.03% (A), 11/28/2035 (B)	226,485	223,008
Banc of America Alternative Loan Trust
Series 2003-11, Class 1A1,
6.00%, 01/25/2034	73,167	74,937
Series 2003-11, Class 2A1,
6.00%, 01/25/2034	91,745	94,108
Series 2003-7, Class 2A4,
5.00%, 09/25/2018	63,678	63,881
Series 2004-1, Class 1A1,
6.00%, 02/25/2034	255,666	271,421
Series 2004-1, Class 5A1,
5.50%, 02/25/2019	13,657	13,777
Series 2004-8, Class 3A1,
5.50%, 09/25/2019	24,821	24,342
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4,
5.89% (A), 07/10/2044	18,146	18,124
Series 2006-5, Class A4,
5.41%, 09/10/2047	69,720	69,781

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Trust
Series 2004-3, Class 1A1,
5.50%, 10/25/2034	$ 222,394	$ 227,687
Series 2004-C, Class 1A1,
3.08% (A), 12/20/2034	59,156	57,991
Series 2005-E, Class 4A1,
2.91% (A), 03/20/2035	904,113	891,616
Series 2010-R11A, Class 1A6,
5.07% (A), 08/26/2035 (B)	147,029	147,508
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class AM,
4.73%, 07/10/2043	118,134	117,696
Banc of America Mortgage Trust
Series 2003-C, Class 3A1,
3.18% (A), 04/25/2033	58,670	59,223
Series 2003-E, Class 2A2,
3.28% (A), 06/25/2033	194,788	194,152
Series 2004-3, Class 1A26,
5.50%, 04/25/2034	56,612	56,819
Series 2004-3, Class 3A1,
5.00%, 04/25/2019	15,215	15,354
Series 2004-5, Class 4A1,
4.75%, 06/25/2019	9,494	9,485
Series 2004-C, Class 2A2,
3.20% (A), 04/25/2034	323,707	321,904
BCAP LLC Trust
Series 2009-RR13, Class 17A2,
5.50% (A), 04/26/2037 (B)	57,276	57,317
Series 2009-RR14, Class 3A2,
2.87% (A), 08/26/2035 (B)	245,709	246,224
Series 2009-RR5, Class 8A1,
5.50%, 11/26/2034 (B)	128,980	133,944
Series 2010-RR12, Class 2A5,
2.86% (A), 01/26/2036 (B)	166,124	164,558
Series 2010-RR5, Class 2A5,
5.40% (A), 04/26/2037 (B)	95,909	96,603
Series 2010-RR6, Class 22A3,
2.94% (A), 06/26/2036 (B)	48,527	48,404
Series 2010-RR7, Class 1A5,
3.01% (A), 04/26/2035 (B)	58,961	58,460
Series 2010-RR7, Class 2A1,
2.70% (A), 07/26/2045 (B)	594,529	589,893
Series 2010-RR8, Class 3A4,
3.09% (A), 05/26/2035 (B)	465,455	457,484
Series 2011-RR10, Class 2A1,
1.19% (A), 09/26/2037 (B)	1,064,184	1,027,662
Series 2011-RR4, Class 6A3,
5.00% (A), 08/26/2037 (B)	410,056	414,142
Series 2011-RR5, Class 11A3,
0.60% (A), 05/28/2036 (B)	103,991	103,497
Series 2012-RR3, Class 2A5,
2.48% (A), 05/26/2037 (B)	334,536	333,469
Bear Stearns Alt-A Trust
Series 2005-2, Class 1A1,
0.99% (A), 03/25/2035	163,669	159,722
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
2.93% (A), 07/25/2033	82,130	81,981
Series 2004-2, Class 14A,
3.34% (A), 05/25/2034	50,925	50,575
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.26% (A), 06/11/2041 (B)	449,373	280

The notes are an integral part of this report. Transamerica Funds	Page 18	July 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CD Commercial Mortgage Trust, Interest Only STRIPS
Series 2007-CD4, Class XC,
0.39% (A), 12/11/2049 (B)	$ 23,226,078	$ 28,083
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
2.93% (A), 02/25/2037	1,116,391	1,101,991
Series 2007-A1, Class 2A1,
3.10% (A), 02/25/2037	237,277	236,867
Series 2007-A1, Class 7A1,
3.06% (A), 02/25/2037	154,861	154,667
Series 2007-A1, Class 9A1,
2.95% (A), 02/25/2037	97,824	96,759
Series 2007-A2, Class 1A1,
3.14% (A), 07/25/2037	48,434	48,102
Series 2007-A2, Class 2A1,
2.80% (A), 07/25/2037	307,955	301,795
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	200,485	201,044
Series 2004-3, Class A4,
5.75%, 04/25/2034	300,728	299,099
Series 2004-5, Class 1A4,
5.50%, 06/25/2034	285,541	294,820
Series 2004-8, Class 2A1,
4.50%, 06/25/2019	13,849	14,111
Series 2004-J4, Class 2A1,
5.00%, 05/25/2019	23,518	23,671
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4,
5.43%, 10/15/2049	276,078	276,152
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A,
2.74% (A), 09/25/2033	163,522	162,029
Citigroup Mortgage Loan Trust
Series 2003-1, Class 3A4,
5.25%, 09/25/2033	146,499	145,712
Series 2005-2, Class 2A11,
5.50%, 05/25/2035	187,728	191,823
Series 2008-AR4, Class 1A1A,
2.98% (A), 11/25/2038 (B)	474,211	471,540
Series 2009-10, Class 1A1,
2.52% (A), 09/25/2033 (B)	376,108	378,363
Series 2009-11, Class 3A1,
5.75% (A), 05/25/2037 (B)	185,938	187,721
Series 2010-7, Class 10A1,
2.76% (A), 02/25/2035 (B)	48,708	48,331
Series 2010-8, Class 5A6,
4.00%, 11/25/2036 (B)	554,335	555,720
Series 2010-8, Class 6A6,
4.50%, 12/25/2036 (B)	618,102	621,499
COBALT CMBS Commercial Mortgage Trust
Series 2006-C1, Class A4,
5.22%, 08/15/2048	271,844	272,219
Series 2006-C1, Class AM,
5.25%, 08/15/2048	1,000,000	1,002,466
COBALT CMBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C1,
0.73% (A), 08/15/2048	12,371,451	27,499
COMM Mortgage Trust
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	562,000	624,480

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Interest Only STRIPS
Series 2012-CR2, Class XA,
1.74% (A), 08/15/2045	$ 1,952,528	$ 156,662
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	99,062	101,606
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	159,381	161,328
Series 2003-29, Class 5A1,
7.00%, 12/25/2033	151,392	160,322
Series 2003-29, Class 8A1,
6.00%, 11/25/2018	41,921	43,037
Series 2003-AR15, Class 3A1,
3.17% (A), 06/25/2033	197,499	195,697
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	242,215	253,082
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	106,500	108,025
Series 2004-8, Class 1A4,
5.50%, 12/25/2034	249,048	259,590
Credit Suisse Mortgage Capital Certificates
Series 2009-3R, Class 19A3,
6.00%, 01/27/2038 (B)	52,172	52,768
CSMC Trust
Series 2010-11R, Class A6,
1.45% (A), 06/28/2047 (B)	727,479	698,442
Series 2010-17R, Class 1A1,
2.73% (A), 06/26/2036 (B)	132,203	133,170
Series 2011-16R, Class 7A3,
3.50% (A), 12/27/2036 (B)	109,005	109,243
Series 2011-6R, Class 3A1,
3.22% (A), 07/28/2036 (B)	140,649	141,308
Series 2012-3R, Class 1A1,
2.70% (A), 07/27/2037 (B)	216,225	217,307
DBRR Trust, Interest Only STRIPS
Series 2011-C32, Class A3X1,
2.02% (A), 06/17/2049 (B) (E)	6,000,000	44,088
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1,
5.80% (A), 02/25/2020	81,884	82,792
First Horizon Mortgage Pass-Through Trust
Series 2004-AR2, Class 2A1,
3.07% (A), 05/25/2034	268,511	265,352
GMACM Mortgage Loan Trust
Series 2003-AR1, Class A4,
3.25% (A), 10/19/2033	81,369	80,384
Series 2003-AR2, Class 2A4,
3.20% (A), 12/19/2033	568,996	559,784
Series 2004-J5, Class A7,
6.50%, 01/25/2035	584,104	602,973
Series 2004-J6, Class 1A1,
5.00%, 01/25/2020	39,272	40,057
GS Mortgage Securities Trust, Interest Only STRIPS
Series 2006-GG8, Class X,
0.54% (A), 11/10/2039 (B)	4,458,176	185
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF,
0.84% (A), 09/25/2035 (B)	971,233	785,240
GSMPS Mortgage Loan Trust, Interest Only STRIPS
Series 2005-RP3, Class 1AS,
4.29% (A), 09/25/2035 (B)	728,425	104,495

The notes are an integral part of this report. Transamerica Funds	Page 19	July 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4,
5.25%, 06/25/2033	$ 491,379	$ 498,657
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	383,328	391,936
Series 2005-5F, Class 8A3,
0.99% (A), 06/25/2035	25,280	23,951
HILT Mortgage Trust
Series 2014-ORL, Class A,
1.38% (A), 07/15/2029 (B)	1,750,000	1,725,431
Impac CMB Trust
Series 2005-4, Class 2A1,
1.09% (A), 05/25/2035	175,637	170,738
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1,
5.50%, 08/25/2033	66,608	67,306
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
0.84% (A), 05/25/2036	481,550	432,565
Series 2006-2, Class 2A1,
0.84% (A), 08/25/2036	228,763	223,659
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class AJ,
5.41% (A), 08/12/2037	61,047	60,995
Series 2006-CB16, Class A1A,
5.55%, 05/12/2045	254,830	254,608
Series 2006-LDP9, Class A3SF,
0.64% (A), 05/15/2047	327,842	325,839
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-CB15, Class X1,
0.23% (A), 06/12/2043	8,066,570	8,748
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1,
3.21% (A), 07/25/2034	75,920	77,916
Series 2004-A4, Class 1A1,
3.28% (A), 09/25/2034	61,176	62,397
Series 2004-S1, Class 1A7,
5.00%, 09/25/2034	12,425	12,731
Series 2005-A1, Class 3A4,
2.94% (A), 02/25/2035	194,028	197,380
Series 2006-A2, Class 5A3,
2.72% (A), 11/25/2033	408,855	414,238
Series 2006-A3, Class 6A1,
3.07% (A), 08/25/2034	46,297	46,295
JPMorgan Re-REMIC Trust
Series 2009-6, Class 4A1,
2.82% (A), 09/26/2036 (B)	52,980	53,033
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class A3,
5.35%, 11/15/2038	37,199	37,224
LB-UBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C1, Class XCL,
0.26% (A), 02/15/2041 (B)	3,804,263	585
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.85% (A), 04/21/2034	471,876	481,195
Series 2004-13, Class 3A7,
2.99% (A), 11/21/2034	289,101	294,751
MASTR Alternative Loan Trust
Series 2003-9, Class 2A1,
6.00%, 12/25/2033	46,674	46,357
Series 2004-5, Class 5A1,
4.75%, 06/25/2019	33,032	33,205

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	$ 427,668	$ 431,996
Series 2003-2, Class 1A1,
5.00%, 03/25/2018	8,749	8,746
Series 2003-3, Class 3A18,
5.50%, 04/25/2033	76,105	75,776
Series 2004-P7, Class A6,
5.50%, 12/27/2033 (B) (D)	134,496	145,176
MASTR Re-REMIC Trust, Principal Only STRIPS
Series 2005, Class 3,
05/28/2035 (B)	38,349	30,306
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 2A,
3.14% (A), 07/25/2033	73,060	66,561
Series 2003-A5, Class 2A6,
2.79% (A), 08/25/2033	74,325	74,707
Series 2004-1, Class 2A1,
2.60% (A), 12/25/2034	290,334	290,366
Series 2004-A4, Class A2,
2.82% (A), 08/25/2034	120,881	122,821
Series 2004-D, Class A2,
1.60% (A), 09/25/2029	187,271	179,312
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-4, Class XC,
0.59% (A), 12/12/2049 (B)	8,945,954	12,286
Morgan Stanley Capital I Trust
Series 2007-T27, Class A4,
5.64% (A), 06/11/2042	192,367	197,994
Series 2011-C3, Class A3,
4.05%, 07/15/2049	637,000	668,356
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.50% (A), 12/15/2043 (B)	18,703,862	15,762
Series 2006-T21, Class X,
0.09% (A), 10/12/2052 (B)	15,325,176	103,744
Series 2007-HQ11, Class X,
0.21% (A), 02/12/2044 (B)	48,903,375	36,570
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A,
5.68% (A), 04/25/2034	267,110	279,518
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA,
1.00%, 03/27/2051 (B)	474,812	470,064
Series 2012-XA, Class A,
2.00%, 07/27/2049 (B)	359,552	356,460
Series 2012-XA, Class B,
0.25%, 07/27/2049 (B)	1,630,000	1,455,851
PFP, Ltd.
Series 2015-2, Class A,
1.93% (A), 07/14/2034 (B)	683,000	677,719
Series 2015-2, Class C,
3.69% (A), 07/14/2034 (B)	141,000	138,679
Series 2015-2, Class D,
4.44% (A), 07/14/2034 (B)	100,000	98,643
Prime Mortgage Trust
Series 2004-CL1, Class 1A1,
6.00%, 02/25/2034	100,545	105,001
Prime Mortgage Trust, Principal Only STRIPS
Series 2004-CL1, Class 1,
02/25/2034	5,410	4,478
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1,
2.84% (A), 05/25/2035	187,871	180,889

The notes are an integral part of this report. Transamerica Funds	Page 20	July 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RAIT Trust
Series 2014-FL2, Class B,
2.59% (A), 05/13/2031 (B)	$ 425,000	$ 422,572
Series 2014-FL3, Class A,
1.73% (A), 12/15/2031 (B)	145,160	143,092
Series 2015-FL4, Class A,
1.82% (A), 12/15/2031 (B)	268,014	267,955
Series 2015-FL5, Class B,
4.38% (A), 01/15/2031 (B)	395,000	394,992
RALI Trust
Series 2003-QS13, Class A5,
1.14% (A), 07/25/2033	213,706	195,299
Series 2003-QS15, Class A7,
5.50%, 08/25/2033	1,625,219	1,631,140
Series 2003-QS18, Class A1,
5.00%, 09/25/2018	24,489	24,665
Series 2004-QS7, Class A4,
5.50%, 05/25/2034	275,145	279,388
RAMP Trust
Series 2004-SL2, Class A3,
7.00%, 10/25/2031	169,136	175,866
RBSSP Resecuritization Trust
Series 2009-1, Class 1A1,
6.50%, 02/26/2036 (B)	368,236	391,344
Series 2010-9, Class 7A5,
4.00% (A), 05/26/2037 (B)	86,605	85,805
Residential Asset Securitization Trust
Series 2002-A13, Class A4,
5.25%, 12/25/2017	3,500	3,437
Resource Capital Corp., Ltd.
Series 2015-CRE4, Class A,
1.88% (A), 08/15/2032 (B)	438,672	432,457
Series 2015-CRE4, Class B,
3.48% (A), 08/15/2032 (B)	230,000	216,200
RFMSI Trust
Series 2003-S20, Class 2A1,
4.75%, 12/25/2018	16,298	16,408
Series 2003-S4, Class A4,
5.75%, 03/25/2033	197,267	201,539
Sequoia Mortgage Trust
Series 2004-11, Class A1,
1.09% (A), 12/20/2034	404,603	390,884
Series 2004-11, Class A3,
1.09% (A), 12/20/2034	267,957	258,644
Series 2004-12, Class A3,
1.24% (A), 01/20/2035	173,543	159,375
Springleaf Mortgage Loan Trust
Series 2013-3A, Class A,
1.87% (A), 09/25/2057 (B)	443,644	444,749
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1.14% (A), 10/19/2034	374,161	356,771
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
2.67% (A), 12/25/2033	105,102	104,413
Series 2004-4XS, Class 1A5,
5.61% (A), 02/25/2034	373,528	384,130
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-32, Class 1A1,
5.24% (A), 11/25/2033	51,103	51,095
Series 2003-33H, Class 1A1,
5.50%, 10/25/2033	80,048	81,649
Series 2003-35, Class 3A1,
0.99% (A), 12/25/2033	57,854	57,547
Series 2004-5H, Class A4,
5.54%, 12/25/2033	346,752	356,104

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1.13% (A), 09/25/2043	$ 203,181	$ 195,437
Series 2004-1, Class II2A,
1.86% (A), 03/25/2044	92,911	90,171
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (B)	1,000,000	1,063,124
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	650,000	707,057
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.64% (A), 05/10/2063 (B)	5,717,431	319,956
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (B)	1,000,000	1,057,435
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.09% (A), 03/15/2045 (B)	8,129,022	83
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1,
2.90% (A), 06/25/2033	417,058	415,361
Series 2003-AR7, Class A7,
2.67% (A), 08/25/2033	149,637	149,720
Series 2003-AR8, Class A,
2.51% (A), 08/25/2033	58,247	58,821
Series 2003-AR9, Class 1A6,
2.52% (A), 09/25/2033	269,284	270,913
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	264,679	273,234
Series 2003-S4, Class 2A10,
16.12% (A), 06/25/2033	11,202	14,051
Series 2003-S9, Class A8,
5.25%, 10/25/2033	159,714	166,077
Series 2004-AR3, Class A1,
2.79% (A), 06/25/2034	35,748	36,019
Series 2004-AR3, Class A2,
2.78% (A), 06/25/2034	367,690	370,485
Series 2004-CB2, Class 7A,
5.50%, 08/25/2019	104,412	105,958
Series 2004-CB3, Class 4A,
6.00%, 10/25/2019	129,860	134,234
Series 2004-S2, Class 2A4,
5.50%, 06/25/2034	284,839	296,648
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
Series 2003-MS2, Class 1A1,
5.75%, 02/25/2033	167,996	177,683
Series 2004-RA2, Class 2A,
7.00%, 07/25/2033	75,863	81,948
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,915,000	1,984,746
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1,
2.62% (A), 11/25/2033	18,743	18,760
Series 2004-4, Class A9,
5.50%, 05/25/2034	209,513	213,709
Series 2004-EE, Class 2A1,
2.97% (A), 12/25/2034	157,731	158,836
Series 2004-EE, Class 2A2,
2.97% (A), 12/25/2034	39,433	40,157

The notes are an integral part of this report. Transamerica Funds	Page 21	July 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2004-EE, Class 3A1,
3.00% (A), 12/25/2034	$ 47,230	$ 48,690
Series 2004-EE, Class 3A2,
3.00% (A), 12/25/2034	70,845	73,035
Series 2004-I, Class 1A1,
2.89% (A), 07/25/2034	652,401	659,839
Series 2004-P, Class 2A1,
2.85% (A), 09/25/2034	1,000,405	1,002,170
Series 2004-R, Class 2A1,
2.76% (A), 09/25/2034	479,292	490,614
Series 2004-U, Class A1,
2.93% (A), 10/25/2034	825,276	819,853
Series 2004-V, Class 1A1,
3.00% (A), 10/25/2034	91,325	91,825
Series 2004-V, Class 1A2,
3.00% (A), 10/25/2034	40,770	41,738
Series 2004-W, Class A9,
2.77% (A), 11/25/2034	160,168	162,085
Series 2005-AR3, Class 1A1,
3.03% (A), 03/25/2035	722,870	738,931
Series 2005-AR8, Class 2A1,
2.96% (A), 06/25/2035	227,491	231,589
Series 2005-AR9, Class 2A1,
2.84% (A), 10/25/2033	88,994	89,267
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A,
1.75%, 08/20/2021 (B)	34,472	34,469
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4,
4.38%, 03/15/2044 (B)	550,000	610,520

Total Mortgage-Backed Securities (Cost $56,906,024)		57,960,273

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
California - 0.1%
State of California, General Obligation Unlimited
7.30%, 10/01/2039	520,000	812,339

Illinois - 0.0% (I)
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	85,000	83,163

New York - 0.1%
New York State Dormitory Authority, Revenue Bonds
5.60%, 03/15/2040	280,000	387,814
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	800,000	971,400
5.65%, 11/01/2040	655,000	894,697

		2,253,911

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio - 0.2%
American Municipal Power, Inc., Revenue Bonds
Series B,
7.50%, 02/15/2050	$ 640,000	$ 983,443
Ohio State University, Revenue Bonds
Series A,
4.80%, 06/01/2111	1,370,000	1,602,640

		2,586,083

Total Municipal Government Obligations (Cost $4,516,817)		5,735,496

U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.8%
Federal Home Loan Mortgage Corp.
2.43% (A), 04/01/2037 - 05/01/2037	201,168	209,388
2.44% (A), 12/01/2036	390,484	409,943
2.47% (A), 12/01/2036	359,233	379,950
2.52% (A), 11/01/2036	120,648	126,418
2.56% (A), 11/01/2036	303,711	321,909
2.59% (A), 02/01/2036	705,098	743,639
2.60% (A), 10/01/2036	175,424	183,295
2.61% (A), 10/01/2037	73,518	78,468
2.62% (A), 09/01/2037	49,001	51,651
2.63% (A), 01/01/2035	567,835	600,434
2.65% (A), 02/01/2037	47,035	49,763
2.72% (A), 06/01/2037	81,147	85,159
2.76% (A), 07/01/2036	352,809	367,183
2.85% (A), 12/01/2031	604,487	640,603
2.89% (A), 05/01/2037	97,254	103,499
2.95% (A), 11/01/2036 - 04/01/2037	42,645	44,967
2.96% (A), 05/01/2038	79,190	83,675
3.10% (A), 05/01/2037	149,518	158,397
3.15% (A), 03/01/2037	201,160	210,899
3.20% (A), 04/01/2037	85,028	89,639
3.32% (A), 05/01/2037	520,653	554,991
3.41% (A), 03/01/2036	319,893	336,274
3.44% (A), 05/01/2036	63,089	66,898
3.50%, 06/01/2042 - 07/15/2042	3,718,769	3,971,348
4.00%, 04/01/2043 - 01/01/2046	4,570,020	4,964,867
4.50%, 05/01/2041 - 01/01/2046	16,507,271	18,145,264
5.00%, 10/01/2018 - 08/01/2040	620,033	681,340
5.50%, 02/01/2018 - 12/01/2035	1,450,307	1,562,111
6.00%, 05/01/2017 - 06/01/2037	385,226	428,916
6.49% (A), 10/01/2037	161,250	164,999
6.50%, 05/01/2035 - 03/01/2038	1,656,228	1,954,156
7.50%, 02/01/2038 - 09/01/2038	84,093	100,565
10.00%, 03/17/2026 - 10/01/2030	245,816	263,202
11.00%, 02/17/2021	17,122	18,263
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.17% (A), 09/25/2022	1,490,581	1,497,118
2.27%, 01/25/2023	2,500,000	2,543,750
2.33%, 06/25/2021	2,100,000	2,178,211
2.60%, 09/25/2020	218,000	226,502
Federal Home Loan Mortgage Corp. REMIC
0.73% (A), 08/15/2023	339,052	340,701
0.78% (A), 06/15/2024 - 03/15/2036	108,395	108,201
0.86% (A), 07/15/2037	1,444,539	1,425,872
0.88% (A), 02/15/2033	397,800	397,454
1.68% (A), 07/15/2039	90,875	92,392
4.00%, 11/15/2041 - 07/15/2042	4,428,493	5,007,843
4.50%, 06/15/2025	2,000,000	2,254,927
5.00%, 07/15/2033 - 07/15/2041	9,724,649	11,615,885

The notes are an integral part of this report. Transamerica Funds	Page 22	July 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
5.30%, 01/15/2033	$ 654,310	$ 731,655
5.50%, 02/15/2022 - 01/15/2039	4,229,688	4,780,556
5.50% (A), 05/15/2041	2,087,809	2,344,128
5.70% (A), 10/15/2038	353,400	399,726
6.00%, 05/15/2034 - 06/15/2038	2,908,943	3,332,994
6.25%, 10/15/2023	301,795	333,237
6.50%, 08/15/2021 - 06/15/2032	1,940,206	2,205,229
6.73% (A), 11/15/2021	236,480	248,387
7.00%, 12/15/2036	907,121	1,083,087
7.27% (A), 11/15/2046	1,164,327	1,362,961
7.50%, 11/15/2036 - 12/15/2036	1,077,068	1,311,308
8.00% (A), 06/15/2035	23,515	29,365
8.38% (A), 11/15/2033	152,001	164,187
13.97% (A), 06/15/2033	47,416	65,756
15.90% (A), 02/15/2040	500,000	738,130
16.25% (A), 02/15/2038	22,738	31,123
18.78% (A), 07/15/2035	49,439	73,385
19.68% (A), 08/15/2031	62,114	96,815
20.07% (A), 05/15/2035	72,136	112,942
22.58% (A), 06/15/2035	92,120	147,312
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.94% (A), 01/15/2040	1,468,256	110,846
3.50%, 09/15/2024	270,798	5,050
4.00%, 11/15/2029 - 10/15/2037	3,236,666	125,059
4.50%, 12/15/2024 - 07/15/2037	1,393,567	52,706
5.00%, 04/15/2032 - 08/15/2040	2,834,999	345,223
5.52% (A), 11/15/2037 - 10/15/2040	1,950,553	322,373
5.57% (A), 05/15/2038	330,816	46,687
5.62% (A), 05/15/2039	320,887	35,268
5.77% (A), 12/15/2039	412,393	61,720
5.86% (A), 12/15/2039	820,230	195,645
5.92% (A), 01/15/2037	137,384	19,934
5.97% (A), 11/15/2037	40,333	5,476
6.32% (A), 09/15/2039	394,805	60,763
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
03/15/2019 - 12/15/2043	8,291,395	7,535,863
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
3.44% (A), 10/25/2037	590,141	625,379
5.23%, 05/25/2043	1,110,811	1,251,830
6.50%, 02/25/2043	352,774	428,717
6.50% (A), 09/25/2043	156,518	187,558
7.00%, 02/25/2043 - 07/25/2043	412,287	501,422
7.50%, 02/25/2042 - 09/25/2043	531,764	644,555
Federal Home Loan Mortgage Corp., Interest Only STRIPS
7.22% (A), 08/15/2036	681,897	125,762
Federal National Mortgage Association
0.71% (A), 03/25/2045 - 02/25/2046	239,606	237,704
0.89% (A), 05/25/2042	342,790	339,474
1.00%, 08/01/2026 (C)	3,500,000	3,578,915
1.04% (A), 08/25/2042	1,414,876	1,418,451
1.37% (A), 11/25/2022	2,329,073	2,335,613
2.03%, 08/01/2019	108,732	112,016
2.09% (A), 07/01/2037	160,774	166,072
2.15%, 01/25/2023	2,500,000	2,561,319
2.16% (A), 02/01/2037	144,924	150,312
2.21% (A), 09/01/2037	44,952	47,262
2.23% (A), 09/01/2036	98,414	101,883
2.24% (A), 02/01/2037	67,650	70,334
2.31% (A), 11/01/2037	111,711	116,877
2.36% (A), 09/01/2036	215,260	226,620
2.37%, 04/01/2023	1,727,258	1,808,087
2.46% (A), 11/01/2037	132,500	140,408
2.49%, 05/01/2026 - 05/25/2026	3,000,000	3,102,831

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.51% (A), 10/01/2036	$ 137,595	$ 146,101
2.61%, 06/01/2026	1,012,000	1,061,539
2.63% (A), 07/01/2037	85,139	90,614
2.63%, 03/01/2026	3,000,000	3,143,019
2.64%, 06/01/2026	2,477,000	2,598,180
2.67%, 04/01/2025	1,196,000	1,260,222
2.70% (A), 09/01/2036	48,416	51,208
2.70%, 07/25/2026 (C)	1,276,000	1,309,495
2.72% (A), 12/01/2036	88,354	93,348
2.74% (A), 11/01/2036	220,216	233,081
2.75% (A), 09/01/2037	3,549	3,634
2.80%, 01/01/2028	1,267,450	1,332,083
2.81% (A), 12/01/2036	379,513	400,708
2.84% (A), 04/01/2036 - 04/01/2037	139,373	146,695
2.88% (A), 07/01/2037	111,805	118,107
2.92%, 01/01/2025	2,510,000	2,690,013
2.93%, 06/01/2030	1,000,000	1,061,671
2.94% (A), 01/25/2026	3,486,000	3,711,549
2.98% (A), 05/01/2036	154,998	163,253
2.99%, 01/01/2025	1,000,000	1,075,213
3.01% (A), 11/01/2036	36,886	39,369
3.02%, 07/01/2024 - 05/01/2030	8,604,921	9,204,168
3.04%, 06/01/2024	1,789,000	1,934,729
3.08%, 12/01/2024	1,975,115	2,135,269
3.08% (A), 06/01/2036	122,355	130,233
3.11%, 03/01/2027	2,000,000	2,174,119
3.12%, 01/01/2022	2,000,000	2,152,711
3.15%, 04/01/2031	3,635,845	3,936,788
3.17%, 02/01/2030	1,000,000	1,090,162
3.24%, 06/01/2026	967,470	1,058,112
3.28%, 11/01/2030	2,000,000	2,196,897
3.29% (A), 03/01/2036	471,661	492,403
3.29%, 08/01/2026	2,000,000	2,201,107
3.32%, 05/01/2024	1,000,000	1,101,353
3.35% (A), 03/01/2036	191,250	203,550
3.38%, 12/01/2029	810,000	893,140
3.42% (A), 08/01/2037	153,316	163,552
3.50%, 04/01/2043 - 06/01/2043	10,481,506	11,106,556
3.50%, 01/01/2044 (C)	2,185,972	2,331,565
3.52%, 10/01/2029	851,610	944,606
3.59%, 01/01/2031	991,974	1,116,165
3.73%, 05/01/2029	886,077	993,895
3.76%, 12/01/2035	1,984,584	2,215,031
3.89%, 07/01/2021	6,000,000	6,617,931
3.90%, 09/01/2021	925,413	1,022,559
3.95%, 07/01/2021	7,000,000	7,740,501
3.97%, 12/01/2025	432,963	495,225
4.00%, 04/01/2020 - 08/01/2043	2,177,480	2,358,440
4.05%, 01/01/2021	6,065,000	6,710,344
4.23%, 02/01/2029	4,172,372	4,869,915
4.25%, 04/01/2021	2,500,000	2,792,820
4.26%, 07/01/2021	2,500,000	2,796,844
4.34%, 06/01/2021	7,000,000	7,874,436
4.45%, 07/01/2026	1,399,606	1,642,397
4.48%, 06/01/2021	2,180,000	2,463,424
4.50%, 08/01/2021	3,000,000	3,404,343
4.55%, 06/25/2043	150,556	165,004
5.00%, 04/01/2022 - 08/01/2040	1,603,124	1,771,375
5.24%, 05/01/2017	5,666,448	5,751,817
5.50%, 01/01/2018 - 07/01/2037	2,813,537	3,168,424
5.62% (A), 08/01/2036	16,727	17,185
6.00%, 03/01/2019 - 11/01/2037	5,881,061	6,557,465
6.50%, 06/01/2023 - 07/25/2042	3,086,884	3,568,023
7.00%, 12/25/2033 - 02/25/2044	1,756,497	2,085,513
7.50%, 10/01/2037 - 12/25/2045	1,223,551	1,512,849
8.00%, 10/01/2031	110,759	129,121

The notes are an integral part of this report. Transamerica Funds	Page 23	July 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC
0.69% (A), 10/27/2037	$ 434,092	$ 433,067
0.73% (A), 10/25/2046	234,878	235,012
0.77% (A), 06/27/2036	541,111	540,519
0.78% (A), 07/25/2036	202,674	201,995
0.89% (A), 06/25/2037	63,962	63,968
1.04% (A), 08/25/2041	686,785	695,058
1.09% (A), 04/25/2040	660,463	665,397
2.76% (A), 12/25/2039	521,952	549,998
3.00%, 01/25/2046	1,186,626	1,247,897
3.50%, 02/25/2043	1,596,676	1,688,197
4.50%, 02/25/2039 - 05/25/2041	1,611,971	1,787,162
5.00%, 01/25/2018 - 09/25/2040	1,613,014	1,633,348
5.50%, 08/25/2025 - 10/25/2040	11,978,938	13,564,704
5.61% (H), 01/25/2032	115,690	127,688
5.75%, 08/25/2034	1,000,000	1,183,420
5.82% (A), 05/25/2051	414,359	473,409
5.95% (A), 06/25/2040	296,481	341,680
6.00%, 03/25/2029 - 12/25/2049	4,892,810	5,511,300
6.22% (A), 02/25/2040	349,399	403,131
6.25%, 09/25/2038	82,729	94,413
6.28% (A), 12/25/2042	156,725	185,994
6.44% (A), 03/25/2040	380,368	448,006
6.50%, 04/18/2028 - 11/25/2041	1,314,440	1,519,893
6.75%, 04/25/2037	123,322	139,081
7.00%, 03/25/2038 - 11/25/2041	3,624,901	4,292,798
7.50%, 05/17/2024	170,644	194,634
8.00%, 02/25/2023	733,462	816,889
11.68% (A), 03/25/2040	463,651	598,195
15.22% (A), 01/25/2034	35,303	44,784
15.66% (A), 08/25/2035 - 10/25/2035	138,338	190,472
16.04% (A), 04/25/2040	363,229	511,562
16.53% (A), 09/25/2024	186,985	237,655
18.18% (A), 05/25/2034	191,239	275,089
18.79% (A), 05/25/2035	292,773	421,307
21.04% (A), 04/25/2037	136,801	207,128
22.78% (A), 11/25/2035	139,416	217,585
Federal National Mortgage Association REMIC, Interest Only STRIPS
0.64% (A), 10/25/2016	119,498	127
1.76% (A), 01/25/2038	167,279	10,351
1.86% (A), 04/25/2041	1,037,897	71,350
3.00%, 01/25/2021	886,930	36,958
3.95% (A), 11/25/2040	1,807,710	181,924
4.51% (A), 07/25/2040	2,137,673	236,520
5.00%, 07/25/2039	139,529	18,036
5.41% (A), 10/25/2039	113,023	14,071
5.50%, 10/25/2039	207,350	30,057
5.51% (A), 02/25/2038 - 06/25/2039	1,653,562	229,895
5.69% (A), 12/25/2039	35,981	5,341
5.76% (A), 01/25/2040	537,508	85,234
5.86% (A), 12/25/2037	968,392	148,184
5.91% (A), 07/25/2037 - 05/25/2040	1,223,205	217,265
5.93% (A), 04/25/2040	249,254	34,355
5.96% (A), 10/25/2037 - 12/25/2037	520,310	101,330
6.13% (A), 07/25/2037	362,328	47,970
6.16% (A), 10/25/2026 - 03/25/2039	1,167,269	165,343
6.21% (A), 03/25/2036	1,794,210	377,183
6.50% (A), 03/25/2038	242,561	43,782
6.61% (A), 02/25/2040	225,208	30,454
Federal National Mortgage Association REMIC, Principal Only STRIPS
10/25/2023 - 12/25/2043	5,670,853	5,239,377
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	848,217	785,759

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Financing Corp., Principal Only STRIPS
09/26/2019	$ 500,000	$ 484,570
FREMF Mortgage Trust
Series 2016-K722, Class B,
3.83% (A), 07/25/2049 (B)	750,000	739,374
Government National Mortgage Association
0.92% (A), 03/20/2060	343,376	343,389
0.94% (A), 05/20/2063	2,102,185	2,088,012
0.99% (A), 10/20/2062	1,687,332	1,679,190
1.00% (A), 10/20/2062	1,360,020	1,349,671
1.07% (A), 11/20/2065 - 05/20/2066	5,446,276	5,442,498
1.12% (A), 05/20/2061 - 01/20/2066	8,305,064	8,309,353
1.17% (A), 05/20/2061 - 03/20/2066	7,882,744	7,902,727
4.50%, 11/20/2034	844,400	951,700
5.50%, 01/16/2033 - 09/20/2039	5,940,704	6,777,360
5.75%, 02/20/2036 - 10/20/2037	1,088,814	1,214,553
5.83% (A), 10/20/2033	367,123	420,423
6.00%, 11/20/2033 - 08/20/2038	1,180,342	1,375,844
6.13%, 06/16/2031	1,584,000	1,870,902
6.50%, 12/20/2031 - 12/15/2035	1,533,017	1,822,843
7.00%, 09/15/2031 - 10/16/2040	1,401,915	1,626,173
7.00% (A), 09/20/2034	21,550	24,277
7.12% (A), 03/17/2033	54,141	57,998
7.50%, 09/16/2035 - 10/15/2037	281,979	313,036
8.51% (A), 04/20/2034	40,169	41,185
13.82% (A), 11/17/2032	35,301	44,006
16.08% (A), 02/20/2034	73,387	105,450
21.57% (A), 04/20/2037	220,903	351,468
Government National Mortgage Association, Interest Only STRIPS
4.00%, 09/16/2037	1,356,855	40,684
5.34% (A), 02/20/2038	112,679	19,283
5.41% (A), 09/20/2038	770,473	111,467
5.46% (A), 02/20/2039 - 06/20/2039	325,099	47,054
5.51% (A), 02/20/2038	1,175,309	201,134
5.55% (A), 02/20/2039	103,765	16,821
5.57% (A), 08/16/2039	502,459	73,474
5.60% (A), 09/20/2039	743,115	115,942
5.61% (A), 11/20/2034	544,454	84,569
5.62% (A), 07/16/2039	530,253	57,748
5.66% (A), 07/20/2038	810,963	148,597
5.71% (A), 03/20/2037 - 06/20/2038	296,398	53,742
5.81% (A), 03/20/2039	61,323	5,024
5.91% (A), 12/20/2038	188,772	16,937
5.92% (A), 06/16/2039 - 11/16/2039	865,631	118,761
6.06% (A), 11/20/2037	75,756	13,573
6.07% (A), 11/16/2033	128,964	21,540
6.11% (A), 05/20/2041	481,009	108,099
6.19% (A), 07/20/2037	481,206	86,192
6.21% (A), 06/20/2037	874,145	176,145
6.50%, 03/20/2039	69,344	15,184
6.81% (A), 12/20/2038	517,691	102,127
7.11% (A), 09/20/2038	59,803	11,796
7.22% (A), 04/16/2038	42,777	9,611
Government National Mortgage Association, Principal Only STRIPS
12/20/2032 - 12/20/2040	1,948,560	1,822,500
Government Trust Certificate
Series 2001-Z,
Zero Coupon, 04/01/2020	10,890,000	10,303,410
National Credit Union Administration Guaranteed Notes Trust
2.40%, 12/08/2020	155,331	156,835
Residual Funding Corp., Principal Only STRIPS
10/15/2019 - 01/15/2030	7,290,000	6,530,339

The notes are an integral part of this report. Transamerica Funds	Page 24	July 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority
4.25%, 09/15/2065	$ 580,000	$ 696,952
4.63%, 09/15/2060 (G)	236,000	304,233
5.25%, 09/15/2039	240,000	337,014
5.88%, 04/01/2036 (G)	2,325,000	3,441,486
Tennessee Valley Authority, Principal Only STRIPS
05/01/2019 - 11/01/2025	2,500,000	2,109,525
Vendee Mortgage Trust
6.75%, 06/15/2028	413,598	490,520
7.25%, 02/15/2023	541,773	610,602

Total U.S. Government Agency Obligations (Cost $369,999,439)		384,304,617

U.S. GOVERNMENT OBLIGATIONS - 30.0%
U.S. Treasury Bond
3.50%, 02/15/2039	5,500,000	7,044,939
3.88%, 08/15/2040 (G)	5,000,000	6,743,360
4.25%, 05/15/2039	1,100,000	1,559,078
4.38%, 02/15/2038 (G)	1,300,000	1,876,723
4.38%, 11/15/2039	1,240,000	1,787,973
4.50%, 08/15/2039	200,000	293,086
5.25%, 02/15/2029 (G)	200,000	283,469
6.13%, 08/15/2029	156,000	239,295
6.38%, 08/15/2027 (G)	50,000	74,791
6.63%, 02/15/2027	150,000	225,609
U.S. Treasury Bond, Principal Only STRIPS
11/15/2017 - 08/15/2039 (G)	141,114,000	126,732,321
02/15/2022 - 05/15/2036	96,273,000	78,100,589
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	2,796,250	3,569,662
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2018 - 01/15/2022	3,915,407	3,974,478
1.38%, 01/15/2020	1,347,037	1,430,384
U.S. Treasury Note
0.75%, 12/31/2017	600,000	600,867
1.38%, 02/28/2019 (G)	4,000,000	4,066,408
1.38%, 05/31/2020	10,000,000	10,175,780
1.50%, 08/31/2018	5,000,000	5,084,570
1.50%, 01/31/2022 (G)	3,000,000	3,060,000
1.75%, 05/15/2023	2,000,000	2,062,656
1.88%, 08/31/2022	4,000,000	4,159,688
2.00%, 08/31/2021 - 02/15/2023 (G)	9,400,000	9,835,836
2.00%, 07/31/2022	12,900,000	13,510,234
2.13%, 01/31/2021	1,000,000	1,049,141
2.13%, 06/30/2022 (G)	1,000,000	1,054,414
2.25%, 03/31/2021 - 11/15/2024	4,000,000	4,235,938
2.25%, 04/30/2021 - 07/31/2021 (G)	7,450,000	7,879,592
2.38%, 08/15/2024	35,200,000	37,908,746
2.50%, 05/15/2024	10,000,000	10,858,200
2.63%, 08/15/2020	1,500,000	1,600,195
2.75%, 02/15/2024	10,000,000	11,032,420
2.88%, 03/31/2018 (G)	7,000,000	7,255,115
3.13%, 01/31/2017	5,000,000	5,066,605
3.13%, 04/30/2017 (G)	5,000,000	5,096,500
3.25%, 12/31/2016 (G)	5,000,000	5,059,365
3.25%, 03/31/2017	5,000,000	5,091,005
3.63%, 02/15/2021 (G)	10,000,000	11,159,770

Total U.S. Government Obligations (Cost $370,904,286)		400,838,802

	Shares	Value
SECURITIES LENDING COLLATERAL - 10.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (K)	135,176,271	$ 135,176,271

Total Securities Lending Collateral (Cost $135,176,271)		135,176,271

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
State Street Bank & Trust Co. 0.03% (K), dated 07/29/2016, to be repurchased at $35,930,761 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 06/30/2020, and with a value of $36,652,519.	$ 35,930,671	35,930,671

Total Repurchase Agreement (Cost $35,930,671)		35,930,671

Total Investments (Cost $1,414,034,663) (L)		1,480,389,362
Net Other Assets (Liabilities) - (10.7)%		(143,251,751)

Net Assets - 100.0%		$ 1,337,137,611

The notes are an integral part of this report. Transamerica Funds	Page 25	July 31, 2016 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$168,350,357	$471,284	$168,821,641
Corporate Debt Securities	—	283,557,558	—	283,557,558
Foreign Government Obligations	—	8,064,033	—	8,064,033
Mortgage-Backed Securities	—	57,960,273	—	57,960,273
Municipal Government Obligations	—	5,735,496	—	5,735,496
U.S. Government Agency Obligations	—	384,304,617	—	384,304,617
U.S. Government Obligations	—	400,838,802	—	400,838,802
Securities Lending Collateral	135,176,271	—	—	135,176,271
Repurchase Agreement	—	35,930,671	—	35,930,671

Total Investments	$135,176,271	$1,344,741,807	$471,284	$1,480,389,362

Transfers (M)

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (O)	$—	$—	$471,284	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2016.
(B)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the total value of 144A securities is $203,537,743, representing 15.2% of the Fund’s net assets.

(C)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after July 31, 2016.
(D)	Illiquid securities. At July 31, 2016, total value of illiquid securities is $6,056,903, representing 0.5% of the Fund’s net assets.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2016, total value of securities is $2,015,372, representing 0.2% of the Fund’s net assets.
(F)	Security is Level 3 of the fair value hierarchy.
(G)

All or a portion of the securities are on loan. The total value of all securities on loan is $132,438,884. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(H)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of July 31, 2016; the maturity dates disclosed are the ultimate maturity dates.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Perpetual maturity. The date displayed is the next call date.
(K)	Rates disclosed reflect the yields at July 31, 2016.
(L)

Aggregate cost for federal income tax purposes is $1,414,034,663. Aggregate gross unrealized appreciation and depreciation for all securities is $70,111,589 and $3,756,890, respectively. Net unrealized appreciation for tax purposes is $66,354,699.

(M)

The Fund recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(N)	Level 3 securities were not considered significant to the Fund.
(O)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs, as of prior reporting period the security utilized significant observable inputs.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Funds	Page 26	July 31, 2016 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 88.5%
Argentina - 0.1%
MercadoLibre, Inc.	7,060	$ 1,080,745

Brazil - 5.4%
Ambev SA, ADR	1,165,780	6,738,208
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (A)	2,863,846	16,861,220
Cielo SA	100,200	1,135,687
Embraer SA, ADR (A)	333,630	6,095,420
Estacio Participacoes SA	1,465,000	7,974,725
Kroton Educacional SA	1,384,091	6,164,037
Odontoprev SA	30,700	123,088
Porto Seguro SA	11,500	99,664
Sul America SA	927,366	4,930,851

		50,122,900

China - 22.3%
3SBio, Inc. (A) (B)	396,000	397,102
Alibaba Group Holding, Ltd., ADR (A)	477,448	39,379,911
Baidu, Inc., ADR (A)	212,520	33,918,192
China Lodging Group, Ltd., ADR	154,279	5,928,942
China Pacific Insurance Group Co., Ltd., Class H	2,213,200	7,816,261
Ctrip.com International, Ltd., ADR (A)	489,119	21,359,827
New Oriental Education & Technology Group, Inc., ADR	386,520	17,030,071
Sinopharm Group Co., Ltd., Class H	3,367,800	16,299,867
SOHO China, Ltd.	6,191,000	2,856,746
Tencent Holdings, Ltd.	2,069,025	49,736,178
Tingyi Cayman Islands Holding Corp. (C)	4,753,000	4,110,723
Tsingtao Brewery Co., Ltd., Class H (C)	660,000	2,326,640
Want Want China Holdings, Ltd. (C)	9,835,000	6,021,377

		207,181,837

Colombia - 1.7%
Almacenes Exito SA, GDR (B) (D)	229,664	1,047,328
Grupo Aval Acciones y Valores SA, ADR	1,055,210	8,135,669
Grupo de Inversiones Suramericana SA	560,641	6,997,968

		16,180,965

Egypt - 0.7%
Commercial International Bank Egypt SAE	1,139,147	6,229,026

France - 2.6%
Kering	53,767	10,212,949
LVMH Moet Hennessy Louis Vuitton SE	83,050	14,243,181

		24,456,130

Hong Kong - 5.9%
AIA Group, Ltd.	3,584,800	22,201,696
Hang Lung Group, Ltd.	1,257,750	4,069,077
Hang Lung Properties, Ltd.	194,200	420,520
Hong Kong Exchanges and Clearing, Ltd.	341,991	8,441,338
Jardine Strategic Holdings, Ltd.	376,977	11,535,496
Melco Crown Entertainment, Ltd., ADR	576,420	8,046,823

		54,714,950

India - 14.7%
Apollo Hospitals Enterprise, Ltd.	367,059	7,469,405
Asian Paints, Ltd.	147,284	2,447,221
Dr. Reddy’s Laboratories, Ltd.	212,526	9,296,129
Glenmark Pharmaceuticals, Ltd.	275,188	3,545,379

	Shares	Value
COMMON STOCKS (continued)
India (continued)
Housing Development Finance Corp., Ltd.	2,208,900	$ 45,342,054
Infosys, Ltd.	1,404,849	22,545,535
Kotak Mahindra Bank, Ltd.	540,546	6,157,149
Sun Pharmaceutical Industries, Ltd.	528,389	6,539,687
Tata Consultancy Services, Ltd.	265,421	10,400,889
Ultratech Cement, Ltd.	123,990	6,889,465
Zee Entertainment Enterprises, Ltd.	2,138,590	15,931,274

		136,564,187

Indonesia - 1.7%
Astra International Tbk PT	11,835,500	6,980,130
Bank Mandiri Persero Tbk PT	1,841,100	1,419,636
Indocement Tunggal Prakarsa Tbk PT	3,494,000	4,554,724
Semen Indonesia Persero Tbk PT	3,927,500	2,811,033

		15,765,523

Italy - 1.3%
Prada SpA (C)	4,104,400	12,194,063

Japan - 1.9%
Fast Retailing Co., Ltd. (C)	21,300	6,978,576
Murata Manufacturing Co., Ltd. (C)	84,300	10,595,849

		17,574,425

Malaysia - 2.0%
Genting Bhd	6,826,800	13,786,094
Genting Malaysia Bhd, Class B	4,184,800	4,410,464

		18,196,558

Mexico - 4.1%
Fomento Economico Mexicano SAB de CV	972,307	8,697,351
Fomento Economico Mexicano SAB de CV, ADR	23,300	2,085,350
Grupo Aeroportuario del Sureste SAB de CV, Class B	287,941	4,430,298
Grupo Financiero Banorte SAB de CV, Class O	1,856,981	10,171,304
Grupo Financiero Inbursa SAB de CV, Class O	4,274,627	6,862,201
Grupo Televisa SAB, ADR	95,570	2,539,295
Kimberly-Clark de Mexico SAB de CV, A Shares	57,613	130,221
Wal-Mart de Mexico SAB de CV	1,499,907	3,423,788

		38,339,808

Philippines - 3.4%
Ayala Land, Inc.	1,586,900	1,330,557
Jollibee Foods Corp.	1,332,740	7,213,940
SM Investments Corp.	826,383	12,086,136
SM Prime Holdings, Inc.	17,593,163	10,904,699

		31,535,332

Poland - 0.8%
Bank Pekao SA	217,969	6,899,452

Republic of Korea - 1.1%
LG Household & Health Care, Ltd.	1,180	1,061,858
NAVER Corp.	14,324	9,079,177

		10,141,035

Russian Federation - 8.0%
Alrosa PAO (A) (D)	6,280,377	6,780,979
Magnit OJSC (A) (D)	187,959	29,081,094
Moscow Exchange MICEX-RTS PJSC (A) (D)	1,486,766	2,557,400

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Russian Federation (continued)
Novatek OJSC, GDR (E)	209,300	$ 20,888,140
Sberbank of Russia PJSC, ADR	1,737,870	15,121,207

		74,428,820

Singapore - 0.6%
Global Logistic Properties, Ltd., Class L	3,557,000	5,080,671

Switzerland - 1.1%
Cie Financiere Richemont SA	76,141	4,631,151
Glencore PLC (A)	2,359,770	5,832,272

		10,463,423

Taiwan - 3.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	6,423,459	34,709,980

Thailand - 0.6%
Airports of Thailand PCL	237,800	2,696,842
CP ALL PCL	1,985,000	2,949,289

		5,646,131

Turkey - 1.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS, Class B	716,749	4,855,979
BIM Birlesik Magazalar AS	303,276	5,603,721

		10,459,700

United Kingdom - 1.8%
Old Mutual PLC (C)	2,872,727	7,998,624
SABMiller PLC	147,930	8,641,638

		16,640,262

United States - 1.9%
Cognizant Technology Solutions Corp., Class A (A)	57,160	3,286,128
Las Vegas Sands Corp. (C)	213,940	10,836,061
Tiffany & Co. (C)	56,670	3,656,349

		17,778,538

Total Common Stocks (Cost $827,660,449)		822,384,461

PREFERRED STOCK - 2.4%
Brazil - 2.4%
Lojas Americanas SA
0.62% (F)	3,798,870	22,436,578

Total Preferred Stock (Cost $19,656,579)		22,436,578

WARRANT - 0.0% (G)
Malaysia - 0.0% (G)
Genting Bhd (A)
Exercise Price MYR 7.96
Expiration Date 12/18/2018	572,950	232,248

Total Warrant (Cost $269,962)		232,248

SECURITIES LENDING COLLATERAL - 3.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (F)	35,418,839	35,418,839

Total Securities Lending Collateral (Cost $35,418,839)		35,418,839

Principal	Value
REPURCHASE AGREEMENT - 15.3%

State Street Bank & Trust Co. 0.03% (F), dated 07/29/2016, to be repurchased at $141,825,712 on 08/01/2016. Collateralized by a U.S. Government Obligation, 2.63% due 08/15/2020, and with a value of $144,662,750.

$ 141,825,358	$ 141,825,358

Total Repurchase Agreement (Cost $141,825,358)	141,825,358

Total Investments (Cost $1,024,831,187) (H)	1,022,297,484
Net Other Assets (Liabilities) - (10.0)%	(92,990,145)

Net Assets - 100.0%	$ 929,307,339

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
Internet Software & Services	13.0%		$ 133,194,203
Banks	6.0		60,995,644
Hotels, Restaurants & Leisure	4.9		50,454,572
Thrifts & Mortgage Finance	4.4		45,342,054
Insurance	4.2		43,047,096
Food & Staples Retailing	4.1		42,105,220
Textiles, Apparel & Luxury Goods	4.0		41,281,344
IT Services	3.7		37,368,239
Diversified Financial Services	3.4		34,857,926
Semiconductors & Semiconductor Equipment	3.4		34,709,980
Beverages	3.3		33,345,166
Diversified Consumer Services	3.1		31,168,833
Real Estate Management & Development	2.4		24,662,270
Health Care Providers & Services	2.3		23,892,360
Industrial Conglomerates	2.3		23,621,632
Multiline Retail	2.2		22,436,578
Internet & Catalog Retail	2.1		21,359,827
Oil, Gas & Consumable Fuels	2.1		20,888,140
Pharmaceuticals	1.9		19,381,195
Media	1.8		18,470,569
Construction Materials	1.4		14,255,222
Metals & Mining	1.2		12,613,251
Specialty Retail	1.1		10,634,925
Electronic Equipment, Instruments & Components	1.0		10,595,849
Food Products	1.0		10,132,100
Transportation Infrastructure	0.7		7,127,140
Automobiles	0.7		6,980,130
Aerospace & Defense	0.6		6,095,420
Chemicals	0.3		2,447,221
Personal Products	0.1		1,061,858
Biotechnology	0.0	(G)	397,102
Household Products	0.0	(G)	130,221

Investments, at Value	82.7		845,053,287
Short-Term Investments	17.3		177,244,197

Total Investments	100.0%		$ 1,022,297,484

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$263,240,601	$559,143,860	$—	$822,384,461
Preferred Stock	22,436,578	—	—	22,436,578
Warrant	—	232,248	—	232,248
Securities Lending Collateral	35,418,839	—	—	35,418,839
Repurchase Agreement	—	141,825,358	—	141,825,358

Total Investments	$321,096,018	$701,201,466	$—	$1,022,297,484

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the total value of 144A securities is $1,444,430, representing 0.2% of the Fund’s net assets.

(C)

All or a portion of the securities are on loan. The total value of all securities on loan is $33,798,267. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2016, total value of securities is $39,466,801, representing 4.2% of the Fund’s net assets.
(E)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the value of the Regulation S security is $20,888,140, representing 2.2% of the Fund’s net assets.

(F)	Rates disclosed reflect the yields at July 31, 2016.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)

Aggregate cost for federal income tax purposes is $1,024,831,187. Aggregate gross unrealized appreciation and depreciation for all securities is $43,626,701 and $46,160,404, respectively. Net unrealized depreciation for tax purposes is $2,533,703.

(I)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATION:

MYR	Malaysian Ringgit

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2016 Form N-Q

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 100.1%
Aerospace & Defense - 7.7%
General Dynamics Corp.	102,445	$ 15,048,146
Honeywell International, Inc.	254,252	29,577,135
Raytheon Co.	203,513	28,396,169
United Technologies Corp.	144,300	15,533,895

		88,555,345

Airlines - 1.8%
Southwest Airlines Co.	558,696	20,677,339

Auto Components - 1.2%
Johnson Controls, Inc. (A)	309,200	14,198,464

Banks - 13.6%
Bank of America Corp.	3,269,471	47,374,635
Comerica, Inc., Class A	257,700	11,658,348
JPMorgan Chase & Co.	531,472	33,998,264
PNC Financial Services Group, Inc.	186,628	15,424,804
Wells Fargo & Co.	1,012,129	48,551,828

		157,007,879

Capital Markets - 4.4%
Ameriprise Financial, Inc.	114,929	11,014,795
State Street Corp.	595,181	39,151,006

		50,165,801

Construction Materials - 1.4%
CRH PLC, ADR (A)	518,996	15,964,317

Consumer Finance - 1.2%
American Express Co.	209,964	13,534,279

Containers & Packaging - 1.0%
International Paper Co.	243,928	11,174,342

Diversified Telecommunication Services - 6.8%
AT&T, Inc.	965,637	41,802,426
Verizon Communications, Inc.	650,032	36,018,273

		77,820,699

Electric Utilities - 2.9%
Entergy Corp., Class B	410,470	33,408,153

Food & Staples Retailing - 3.1%
Wal-Mart Stores, Inc.	494,589	36,090,159

Health Care Equipment & Supplies - 3.4%
Medtronic PLC	445,848	39,069,660

Health Care Providers & Services - 2.2%
Cardinal Health, Inc.	303,785	25,396,426

Household Durables - 3.5%
Lennar Corp., Class A (A)	525,679	24,601,777
Whirlpool Corp.	84,100	16,177,476

		40,779,253

Insurance - 3.7%
Loews Corp.	562,022	23,228,369
XL Group, Ltd.	565,100	19,558,111

		42,786,480

	Shares	Value
COMMON STOCKS (continued)
IT Services - 2.4%
International Business Machines Corp.	175,300	$ 28,156,686

Machinery - 2.6%
Stanley Black & Decker, Inc.	245,858	29,920,919

Metals & Mining - 0.6%
Rio Tinto PLC, ADR	223,954	7,350,170

Multiline Retail - 2.8%
Target Corp. (A)	430,820	32,453,671

Oil, Gas & Consumable Fuels - 10.0%
BP PLC, ADR (A)	939,734	32,326,849
ConocoPhillips	593,001	24,206,301
Occidental Petroleum Corp.	417,530	31,202,017
Phillips 66 (A)	364,484	27,722,653

		115,457,820

Pharmaceuticals - 15.9%
Johnson & Johnson	397,929	49,832,649
Merck & Co., Inc.	871,114	51,099,547
Pfizer, Inc.	1,362,866	50,276,127
Sanofi, ADR	743,500	31,695,405

		182,903,728

Road & Rail - 1.4%
Norfolk Southern Corp.	174,455	15,662,570

Specialty Retail - 1.4%
Gap, Inc., Class A (A)	631,996	16,299,177

Tobacco - 5.1%
Altria Group, Inc.	340,137	23,027,275
Philip Morris International, Inc.	351,353	35,226,652

		58,253,927

Total Common Stocks (Cost $1,007,511,181)		1,153,087,264

SECURITIES LENDING COLLATERAL - 4.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (B)	49,775,521	49,775,521

Total Securities Lending Collateral (Cost $49,775,521)		49,775,521

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co. 0.03% (B), dated 07/29/2016, to be repurchased at $652,673 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 07/31/2020, and with a value of $665,963.	$ 652,672	652,672

Total Repurchase Agreement (Cost $652,672)		652,672

Total Investments (Cost $1,057,939,374) (C)		1,203,515,457
Net Other Assets (Liabilities) - (4.5)%		(51,545,014)

Net Assets - 100.0%		$ 1,151,970,443

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,153,087,264	$—	$—	$1,153,087,264
Securities Lending Collateral	49,775,521	—	—	49,775,521
Repurchase Agreement	—	652,672	—	652,672

Total Investments	$1,202,862,785	$652,672	$—	$1,203,515,457

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $48,575,206. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at July 31, 2016.
(C)

Aggregate cost for federal income tax purposes is $1,057,939,374. Aggregate gross unrealized appreciation and depreciation for all securities is $166,159,538 and $20,583,455, respectively. Net unrealized appreciation for tax purposes is $145,576,083.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Dynamic Allocation

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Fund - 10.1%
iShares MSCI EAFE ETF (A)	38,545	$ 2,236,381

International Fixed Income Fund - 14.6%
Vanguard Total International Bond ETF	57,566	3,229,453

U.S. Equity Funds - 60.1%
iShares Russell 1000 Growth ETF	52,899	5,539,583
iShares Russell 1000 Value ETF	52,102	5,500,408
iShares Russell 2000 ETF (A)	18,376	2,225,150

		13,265,141

U.S. Fixed Income Fund - 14.6%
iShares Core U.S. Aggregate Bond ETF	28,516	3,223,163

Total Exchange-Traded Funds (Cost $20,548,932)		21,954,138

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.8%
Put - S&P 500®
Exercise Price $1,625
Expiration Date 06/16/2017	5	12,925
Put - S&P 500®
Exercise Price $1,650
Expiration Date 06/16/2017	9	25,155
Put - S&P 500®
Exercise Price $1,700
Expiration Date 06/16/2017	11	36,025
Put - S&P 500®
Exercise Price $1,725
Expiration Date 06/16/2017	5	17,675
Put - S&P 500®
Exercise Price $1,750
Expiration Date 06/16/2017	11	42,075
Put - S&P 500®
Exercise Price $1,775
Expiration Date 06/16/2017	1	4,220
Put - S&P 500®
Exercise Price $1,800
Expiration Date 06/16/2017	8	35,360
Put - S&P 500®
Exercise Price $1,850
Expiration Date 12/15/2017	2	17,216

Total Exchange-Traded Options Purchased (Cost $393,914)		190,651

	Shares	Value
SECURITIES LENDING COLLATERAL - 20.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (B)	4,456,559	$ 4,456,559

Total Securities Lending Collateral (Cost $4,456,559)		4,456,559

Total Investments (Cost $25,399,405) (C)		26,601,348
Net Other Assets (Liabilities) - (20.4)%		(4,507,080)

Net Assets - 100.0%		$ 22,094,268

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Dynamic Allocation

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$21,954,138	$—	$—	$21,954,138
Exchange-Traded Options Purchased	190,651	—	—	190,651
Securities Lending Collateral	4,456,559	—	—	4,456,559

Total Investments	$26,601,348	$—	$—	$26,601,348

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $4,367,011. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at July 31, 2016.
(C)

Aggregate cost for federal income tax purposes is $25,399,405. Aggregate gross unrealized appreciation and depreciation for all securities is $1,405,206 and $203,263, respectively. Net unrealized appreciation for tax purposes is $1,201,943.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Dynamic Income

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.9%
International Fixed Income Funds - 19.3%
VanEck Vectors Emerging Markets High Yield Bond ETF	1,356,514	$ 32,841,204
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	2,820,379	53,389,774

		86,230,978

U.S. Equity Funds - 22.8%
Global SuperDividend US ETF (A)	1,544,678	39,883,586
iShares High Dividend ETF (A)	746,673	61,787,191

		101,670,777

U.S. Fixed Income Funds - 49.8%
iShares 20+ Year Treasury Bond ETF (A)	309,422	43,801,778
iShares MBS ETF (A)	120,209	13,237,415
PowerShares Senior Loan Portfolio (A)	151,401	3,512,503
SPDR Barclays Short Term High Yield Bond ETF (A)	3,211,286	87,154,302
Vanguard Long-Term Bond ETF (A)	740,265	74,352,217

		222,058,215

U.S. Mixed Allocation Fund - 8.0%
Alerian MLP ETF (A)	2,767,790	35,510,746

Total Exchange-Traded Funds (Cost $433,005,906)		445,470,716

SECURITIES LENDING COLLATERAL - 22.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (B)	98,272,091	98,272,091

Total Securities Lending Collateral (Cost $98,272,091)		98,272,091

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
State Street Bank & Trust Co. 0.03% (B), dated 07/29/2016, to be repurchased at $1,514,784 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 06/30/2020, and with a value of $1,549,638.	$ 1,514,780	1,514,780

Total Repurchase Agreement (Cost $1,514,780)		1,514,780

Total Investments (Cost $532,792,777) (C)		545,257,587
Net Other Assets (Liabilities) - (22.3)%		(99,287,980)

Net Assets - 100.0%		$ 445,969,607

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Dynamic Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$445,470,716	$—	$—	$445,470,716
Securities Lending Collateral	98,272,091	—	—	98,272,091
Repurchase Agreement	—	1,514,780	—	1,514,780

Total Investments	$543,742,807	$1,514,780	$—	$545,257,587

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $95,834,920. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at July 31, 2016.
(C)

Aggregate cost for federal income tax purposes is $532,792,777. Aggregate gross unrealized appreciation and depreciation for all securities is $27,188,191 and $14,723,381, respectively. Net unrealized appreciation for tax purposes is $12,464,810.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 29.5%
Argentina - 1.7%
Banco Hipotecario SA
9.75%, 11/30/2020 (A)	$ 3,935,000	$ 4,338,337
Cablevision SA
6.50%, 06/15/2021 (A)	2,345,000	2,415,350
YPF SA
8.50%, 03/23/2021 (A)	2,775,000	2,976,188
8.88%, 12/19/2018 (A)	2,315,000	2,511,775

		12,241,650

Austria - 0.7%
Eldorado Intl. Finance GmbH
8.63%, 06/16/2021 (A) (B)	6,250,000	5,343,750

Barbados - 0.9%
Columbus International, Inc.
7.38%, 03/30/2021 (A)	5,970,000	6,371,244

Bermuda - 2.6%
Digicel Group, Ltd.
7.13%, 04/01/2022 (A)	13,035,000	10,749,964
Tengizchevroil Finance Co. International, Ltd.
4.00%, 08/15/2026 (A)	8,250,000	8,220,919

		18,970,883

Canada - 0.8%
First Quantum Minerals, Ltd.
7.00%, 02/15/2021 (A) (B)	4,995,000	4,457,039
Pacific Exploration and Production Corp.
5.63%, 01/19/2025 (A) (C)	5,840,000	934,400
5.63%, 01/19/2025 (C) (D)	3,050,000	488,000

		5,879,439

Cayman Islands - 2.7%
Dubai Holding Commercial Operations, Ltd.
6.00%, 02/01/2017, MTN	GBP 2,500,000	3,354,118
GrupoSura Finance SA
5.50%, 04/29/2026 (A) (B)	$ 2,550,000	2,747,625
Lima Metro Line 2 Finance, Ltd.
5.88%, 07/05/2034 (A) (B)	2,070,000	2,258,887
Marfrig Overseas, Ltd.
9.50%, 05/04/2020 (A)	1,375,000	1,416,250
Odebrecht Finance, Ltd.
5.25%, 06/27/2029 (B) (D)	3,750,000	1,087,500
5.25%, 06/27/2029 (A)	607,000	176,030
Vale Overseas, Ltd.
5.88%, 06/10/2021	3,600,000	3,726,000
6.88%, 11/10/2039	5,081,000	4,809,421

		19,575,831

Chile - 0.4%
Cencosud SA
5.15%, 02/12/2025 (A) (B)	2,891,000	3,125,128

Colombia - 1.3%
Banco de Bogota SA
6.25%, 05/12/2026 (A) (B)	3,155,000	3,328,525

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Colombia (continued)
Bancolombia SA
5.95%, 06/03/2021	$ 2,315,000	$ 2,534,925
Colombia Telecomunicaciones SA ESP
8.50% (E), 03/30/2020 (A) (F)	3,890,000	3,627,425

		9,490,875

Indonesia - 2.1%
Pelabuhan Indonesia II PT
4.25%, 05/05/2025 (A)	6,025,000	6,107,844
5.38%, 05/05/2045 (A)	6,150,000	6,180,750
Pertamina Persero PT
6.00%, 05/03/2042 (A) (B)	3,205,000	3,449,926

		15,738,520

Kazakhstan - 0.9%
Development Bank of Kazakhstan JSC
4.13%, 12/10/2022 (A)	3,350,000	3,261,627
KazMunayGas National Co. JSC
6.38%, 04/09/2021 (A)	2,790,000	3,013,758

		6,275,385

Luxembourg - 1.4%
Atento Luxco 1 SA
7.38%, 01/29/2020 (A)	800,000	790,000
7.38%, 01/29/2020 (B) (D)	5,185,000	5,120,187
Wind Acquisition Finance SA
7.38%, 04/23/2021 (A)	4,382,000	4,360,090

		10,270,277

Mexico - 4.2%
ALFA SAB de CV
6.88%, 03/25/2044 (A)	1,360,000	1,494,096
America Movil SAB de CV
6.00%, 06/09/2019	MXN 6,800,000	357,952
Banco Inbursa SA Institucion de Banca Multiple
4.13%, 06/06/2024 (A) (B)	$ 3,740,000	3,819,662
BBVA Bancomer SA
6.75%, 09/30/2022 (A) (B)	2,000,000	2,279,000
Grupo Bimbo SAB de CV
4.88%, 06/27/2044 (A)	3,950,000	4,124,156
Grupo Televisa SAB
6.13%, 01/31/2046	5,460,000	6,349,762
Petroleos Mexicanos
3.50%, 01/30/2023	3,680,000	3,486,800
5.63%, 01/23/2046	1,920,000	1,758,912
6.88%, 08/04/2026 (A)	4,725,000	5,303,812
8.63%, 02/01/2022	1,450,000	1,718,250

		30,692,402

Netherlands - 4.3%
AES Andres BV / Dominican Power Partners
7.95%, 05/11/2026 (A)	4,060,000	4,263,000
GTH Finance BV
7.25%, 04/26/2023 (A)	3,075,000	3,228,750
Lukoil International Finance BV
6.13%, 11/09/2020 (B) (D)	2,900,000	3,132,000
Marfrig Holdings Europe BV
6.88%, 06/24/2019 (A)	1,115,000	1,142,875
6.88%, 06/24/2019 (B) (D)	1,700,000	1,742,500
8.00%, 06/08/2023 (A)	2,230,000	2,291,325
Petrobras Global Finance BV
5.75%, 01/20/2020	3,605,000	3,598,150
8.75%, 05/23/2026 (B)	9,260,000	9,627,622

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
VTR Finance BV
6.88%, 01/15/2024 (A)	$ 2,600,000	$ 2,678,000

		31,704,222

Panama - 0.5%
ENA Norte Trust
4.95%, 04/25/2028 (A)	3,440,545	3,586,768

Paraguay - 0.4%
Telefonica Celular del Paraguay SA
6.75%, 12/13/2022 (A)	2,560,000	2,649,600

Sri Lanka - 0.2%
Bank of Ceylon
6.88%, 05/03/2017 (D)	1,590,000	1,627,842

Trinidad and Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago, Ltd.
6.00%, 05/08/2022 (A)	2,525,000	2,461,875

Turkey - 1.0%
Finansbank AS
6.25%, 04/30/2019 (A)	7,425,000	7,735,157

United States - 1.4%
Braskem America Finance Co.
7.13%, 07/22/2041 (A)	5,935,000	5,958,740
Cemex Finance LLC
9.38%, 10/12/2022 (A)	3,725,000	4,111,469

		10,070,209

Venezuela - 1.7%
Petroleos de Venezuela SA
5.38%, 04/12/2027 (D)	12,205,000	4,457,998
5.50%, 04/12/2037 (B) (D)	11,800,000	4,189,000
9.00%, 11/17/2021 (B) (D)	8,340,000	4,105,532

		12,752,530

Total Corporate Debt Securities (Cost $213,589,742)		216,563,587

FOREIGN GOVERNMENT OBLIGATIONS - 64.4%
Angola - 0.5%
Republic of Angola Via Northern Lights III BV
7.00%, 08/16/2019 (D)	4,135,625	4,038,231

Argentina - 6.0%
Argentina Bonar Bonds
Series X,
7.00%, 04/17/2017	3,305,000	3,445,793
Argentina Republic Government International Bond
0.00% (E), 12/15/2035	20,840,000	2,156,940
2.26% (G), 12/31/2038	EUR 5,275,000	3,621,036
7.13%, 07/06/2036 (A) (B)	$ 9,700,000	9,855,200
7.82%, 12/31/2033	EUR 8,112,131	9,262,462
Provincia de Buenos Aires
7.88%, 06/15/2027 (A) (B)	$ 3,305,000	3,420,675
9.38%, 09/14/2018 (D)	8,920,000	9,700,500
Provincia del Chubut Argentina
7.75%, 07/26/2026 (A)	2,820,000	2,827,050

		44,289,656

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Brazil - 8.1%
Brazil Government International Bond
4.88%, 01/22/2021 (B)	$ 5,900,000	$ 6,262,850
5.63%, 02/21/2047	10,025,000	9,711,719
7.13%, 01/20/2037	5,985,000	6,918,660
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2017 - 01/01/2027	BRL 127,806,000	36,438,309

		59,331,538

Colombia - 3.7%
Colombia Government International Bond
2.63%, 03/15/2023	$ 1,350,000	1,306,125
4.38%, 07/12/2021	2,200,000	2,359,500
5.00%, 06/15/2045	6,210,000	6,380,775
Colombia TES
7.00%, 05/04/2022	COP 33,723,200,000	10,839,197
Series B,
10.00%, 07/24/2024	8,975,000,000	3,377,234
Empresa de Telecomunicaciones de Bogota
7.00%, 01/17/2023 (A)	11,074,000,000	2,644,976

		26,907,807

Cote d’Ivoire - 0.7%
Ivory Coast Government International Bond
6.38%, 03/03/2028 (A)	$ 5,130,000	5,143,235

Croatia - 2.6%
Croatia Government International Bond
3.88%, 05/30/2022 (D)	EUR 4,559,000	5,326,328
6.00%, 01/26/2024 (A) (B)	$ 5,050,000	5,589,087
6.75%, 11/05/2019 (A) (B)	7,740,000	8,478,938

		19,394,353

Dominican Republic - 1.0%
Dominican Republic International Bond
6.88%, 01/29/2026 (A)	3,890,000	4,366,525
9.04%, 01/23/2018 (A)	2,146,059	2,256,581
9.04%, 01/23/2018 (B) (D)	914,822	961,935

		7,585,041

Ecuador - 0.3%
Ecuador Government International Bond
10.75%, 03/28/2022 (A)	1,850,000	1,843,525

Hungary - 1.9%
Hungary Government Bond
3.50%, 06/24/2020	HUF 1,825,000,000	6,998,709
5.50%, 06/24/2025	1,600,000,000	6,983,028

		13,981,737

India - 0.5%
Export-Import Bank of India
3.38%, 08/05/2026 (A)	$ 3,630,000	3,643,867

Indonesia - 5.6%
Indonesia Government International Bond
3.38%, 04/15/2023 (A) (B)	3,310,000	3,374,168
3.75%, 06/14/2028 (A)	EUR 4,140,000	4,974,231
4.75%, 01/08/2026 (A)	$ 3,730,000	4,151,889
5.38%, 10/17/2023 (A)	2,120,000	2,415,685
6.63%, 02/17/2037 (A)	3,950,000	5,096,563
Indonesia Treasury Bond
8.25%, 05/15/2036	IDR 149,000,000,000	12,473,069
8.38%, 09/15/2026	35,355,000,000	2,982,576

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia (continued)
Perusahaan Penerbit SBSN Indonesia III
4.35%, 09/10/2024 (A)	$ 1,535,000	$ 1,627,100
4.55%, 03/29/2026 (A) (B)	3,740,000	4,020,500

		41,115,781

Kazakhstan - 1.1%
KazAgro National Management Holding JSC
4.63%, 05/24/2023 (A)	3,100,000	2,868,120
Kazakhstan Government International Bond
6.50%, 07/21/2045 (A)	4,650,000	5,487,000

		8,355,120

Kenya - 0.6%
Kenya Government International Bond
5.88%, 06/24/2019 (A)	4,045,000	4,055,112

Lithuania - 1.0%
Lithuania Government International Bond
6.13%, 03/09/2021 (A) (B)	6,033,000	7,084,130

Mexico - 5.5%
Mexico Bonos
7.50%, 06/03/2027	MXN 236,500,000	14,054,003
8.50%, 12/13/2018	121,870,000	6,952,414
Series M,
6.50%, 06/09/2022	111,400,000	6,169,760
7.75%, 05/29/2031	130,474,600	7,951,094
Mexico Government International Bond
4.13%, 01/21/2026 (B)	$ 2,455,000	2,666,130
4.75%, 03/08/2044, MTN	2,559,000	2,738,130

		40,531,531

Philippines - 1.9%
Philippines Government International Bond
4.95%, 01/15/2021	PHP 368,000,000	8,357,678
6.25%, 01/14/2036	235,000,000	5,815,923

		14,173,601

Qatar - 1.6%
Qatar Government International Bond
4.63%, 06/02/2046 (A)	$ 10,790,000	11,572,275

Romania - 1.1%
Romania Government Bond
4.75%, 02/24/2025	RON 11,500,000	3,223,177
5.80%, 07/26/2027	15,000,000	4,535,096

		7,758,273

Russian Federation - 2.9%
Russian Federation Federal Bond - OFZ
7.00%, 08/16/2023	RUB 249,900,000	3,515,225
7.05%, 01/19/2028	508,378,000	7,005,894
7.50%, 02/27/2019	453,170,000	6,647,507
Russian Federation Foreign Bond - Eurobond
5.00%, 04/29/2020 (D)	$ 4,000,000	4,260,000

		21,428,626

Serbia - 0.5%
Serbia International Bond
7.25%, 09/28/2021 (A)	3,310,000	3,828,842

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Slovenia - 2.2%
Slovenia Government International Bond
5.25%, 02/18/2024 (A)	$ 6,205,000	$ 7,082,201
5.50%, 10/26/2022 (A)	7,920,000	9,048,600

		16,130,801

South Africa - 1.0%
South Africa Government Bond
8.75%, 01/31/2044	ZAR 114,013,941	7,649,326

Sri Lanka - 1.2%
Sri Lanka Government International Bond
6.25%, 10/04/2020 (A)	$ 2,435,000	2,578,251
6.25%, 07/27/2021 (D)	5,790,000	6,103,395

		8,681,646

Supranational - 5.5%
African Export-Import Bank
3.88%, 06/04/2018 (B) (D)	2,200,000	2,238,496
Banque Ouest Africaine de Developpement
5.50%, 05/06/2021 (A)	6,540,000	6,867,000
Black Sea Trade & Development Bank
4.88%, 05/06/2021 (A)	3,320,000	3,498,616
Eastern and Southern African Trade and Development Bank
6.38%, 12/06/2018, MTN (D)	3,899,000	4,055,740
Inter-American Development Bank
7.25%, 07/17/2017, MTN	IDR 113,620,000,000	8,644,002
International Bank for Reconstruction & Development
6.38%, 08/07/2018	INR 194,700,000	2,903,714
International Finance Corp.
6.45%, 10/30/2018, MTN	500,000,000	7,480,175
7.75%, 12/03/2016, MTN	235,100,000	3,508,126
7.80%, 06/03/2019, MTN	70,350,000	1,097,754

		40,293,623

Trinidad and Tobago - 0.4%
Trinidad & Tobago Government International Bond
4.50%, 08/04/2026 (A) (H)	$ 3,000,000	3,059,190

Turkey - 2.6%
Turkey Government Bond
8.00%, 03/12/2025	TRY 16,286,836	4,958,368
10.50%, 01/15/2020	17,992,000	6,266,440
Turkey Government International Bond
5.63%, 03/30/2021	$ 2,800,000	2,977,100
7.50%, 11/07/2019	4,650,000	5,190,656

		19,392,564

Ukraine - 1.5%
Ukraine Government International Bond
7.75%, 09/01/2020 - 09/01/2021 (D)	10,885,000	10,701,552

United Kingdom - 0.6%
Ukreximbank Via Biz Finance PLC
9.63%, 04/27/2022 (B) (D)	4,735,000	4,687,650
Venezuela - 1.7%
Venezuela Government International Bond
7.75%, 10/13/2019 (D)	3,900,000	1,867,125
8.25%, 10/13/2024 (D)	2,035,000	882,681
11.75%, 10/21/2026 (B) (D)	6,360,000	3,076,650
11.95%, 08/05/2031 (B) (D)	13,525,000	6,475,094

		12,301,550

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Zambia - 0.6%
Zambia Government International Bond
8.50%, 04/14/2024 (A) (B)	$ 5,075,000	$ 4,467,015

Total Foreign Government Obligations (Cost $460,851,974)		473,427,198

	Shares	Value
COMMON STOCK - 0.1%
United States - 0.1%
NII Holdings, Inc. (B) (I)	193,157	587,197

Total Common Stock (Cost $3,259,550)		587,197

SECURITIES LENDING COLLATERAL - 5.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (J)	41,458,756	41,458,756

Total Securities Lending Collateral (Cost $41,458,756)		41,458,756

	Principal	Value
REPURCHASE AGREEMENT - 4.6%
State Street Bank & Trust Co. 0.03% (J), dated 07/29/2016, to be repurchased at $33,970,627 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.50%, due 05/31/2020, and with a value of $34,653,938.	$ 33,970,542	33,970,542

Total Repurchase Agreement (Cost $33,970,542)		33,970,542

Total Investments (Cost $753,130,564) (K)		766,007,280
Net Other Assets (Liabilities) - (4.2)%		(30,882,433)

Net Assets - 100.0%		$ 735,124,847

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2016 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	08/31/2016	GBP	4,214,284	USD	5,530,611	$49,479	$—
BOA	08/31/2016	USD	22,924,717	EUR	20,827,209	—	(387,604)
BOA	08/31/2016	USD	12,034,240	GBP	9,170,000	—	(107,663)
BOA	08/31/2016	USD	5,375,817	MXN	101,385,221	—	(13,889)
HSBC	08/31/2016	USD	14,076,340	MXN	265,709,218	—	(48,939)
JPM	08/31/2016	RON	28,168,705	USD	6,940,412	138,663	—
JPM	08/31/2016	USD	2,417,329	TRY	7,392,061	—	(39,232)
JPM	08/31/2016	ZAR	60,228,044	USD	4,187,872	124,403	—

Total						$312,545	$(597,327)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	61.8%	$ 473,427,198
Oil, Gas & Consumable Fuels	8.5	65,434,917
Banks	3.8	28,925,075
Media	2.3	17,814,356
Diversified Telecommunication Services	1.8	13,865,865
Metals & Mining	1.7	12,992,460
Marine	1.6	12,288,594
Wireless Telecommunication Services	1.5	11,695,113
Food Products	1.4	10,717,106
Commercial Services & Supplies	1.2	9,264,305
Chemicals	0.8	5,958,740
Paper & Forest Products	0.7	5,343,750
Independent Power & Renewable Electricity Producers	0.6	4,263,000
Construction Materials	0.5	4,111,469
Transportation Infrastructure	0.5	3,586,768
Food & Staples Retailing	0.4	3,125,128
Capital Markets	0.4	2,747,625
Road & Rail	0.3	2,258,887
Industrial Conglomerates	0.2	1,494,096
Construction & Engineering	0.2	1,263,530

Investments, at Value	90.2	690,577,982
Short-Term Investments	9.8	75,429,298

Total Investments	100.0%	$ 766,007,280

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$216,563,587	$—	$216,563,587
Foreign Government Obligations	—	473,427,198	—	473,427,198
Common Stock	587,197	—	—	587,197
Securities Lending Collateral	41,458,756	—	—	41,458,756
Repurchase Agreement	—	33,970,542	—	33,970,542

Total Investments	$42,045,953	$723,961,327	$—	$766,007,280

Other Financial Instruments
Forward Foreign Currency Contracts (M)	$—	$312,545	$—	$312,545

Total Other Financial Instruments	$—	$312,545	$—	$312,545

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2016 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (M)	$—	$(597,327)	$—	$(597,327)

Total Other Financial Instruments	$—	$(597,327)	$—	$(597,327)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the total value of 144A securities is $296,517,263, representing 40.3% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $40,606,016. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities in default.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the total value of Regulation S securities is $90,325,936, representing 12.3% of the Fund’s net assets.
(E)	Floating or variable rate securities. The rates disclosed are as of July 31, 2016.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2016; the maturity date disclosed is the ultimate maturity date.
(H)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after July 31, 2016.
(I)	Non-income producing security.
(J)	Rates disclosed reflect the yields at July 31, 2016.
(K)	Aggregate cost for federal income tax purposes is $753,130,564. Aggregate gross unrealized appreciation and depreciation for all securities is $33,999,955 and $21,123,239, respectively. Net unrealized appreciation for tax purposes is $12,876,716.
(L)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(M)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
PHP	Philippine Peso
RON	New Romanian Leu
RUB	Russian Ruble
TRY	Turkish New Lira
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America, N.A.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2016 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Brazil - 5.8%
Banco Bradesco SA, ADR	199,984	$ 1,739,861
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (A)	47,200	277,895
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (A)	185,000	1,746,400
Embraer SA, ADR (A)	45,100	823,977
Itau Unibanco Holding SA, Class H, ADR	73,924	772,506
Kroton Educacional SA	151,300	673,813
Rumo Logistica Operadora Multimodal SA (A)	443,200	836,536
Vale SA, Class B, ADR (B)	278,800	1,603,100

		8,474,088

Chile - 0.7%
Enersis Americas SA, ADR	68,000	590,240
Enersis Chile SA, ADR	68,030	390,492

		980,732

China - 24.8%
AAC Technologies Holdings, Inc.	206,500	1,927,021
Alibaba Group Holding, Ltd., ADR (A)	27,800	2,292,944
Bank of China, Ltd., Class H	5,764,000	2,369,968
China Cinda Asset Management Co., Ltd., Class H	1,165,000	378,403
China Communications Construction Co., Ltd., Class H	610,000	666,735
China Construction Bank Corp., Class H	4,791,000	3,211,126
China Eastern Airlines Corp, Ltd., Class H (A) (B)	1,018,000	570,775
China Everbright Bank Co., Ltd., Class H	1,245,000	540,788
China Merchants Bank Co., Ltd., Class H	117,000	250,335
China Petroleum & Chemical Corp., ADR	11,423	820,286
Dongfeng Motor Group Co., Ltd., Class H	1,960,000	2,417,663
Fosun International, Ltd.	222,000	290,147
Geely Automobile Holdings, Ltd.	1,345,000	884,139
Guangzhou Automobile Group Co., Ltd., Class H	594,000	762,559
Industrial & Commercial Bank of China, Ltd., Class H	3,534,000	1,999,673
KWG Property Holding, Ltd.	1,328,500	821,922
NetEase, Inc., ADR	12,200	2,492,094
New Oriental Education & Technology Group, Inc., ADR	17,700	779,862
PetroChina Co., Ltd., Class H	4,896,000	3,319,365
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	217,400	515,591
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,264,000	615,838
Sinopharm Group Co., Ltd., Class H	373,200	1,806,256
Sinotrans, Ltd., Class H	694,000	317,553
Tencent Holdings, Ltd.	246,400	5,923,077
Tianneng Power International, Ltd.	430,000	295,963

		36,270,083

Hong Kong - 2.9%
China High Speed Transmission Equipment Group Co., Ltd.	444,000	346,231
China Mobile, Ltd.	140,500	1,732,165
China Overseas Land & Investment, Ltd.	316,000	1,038,616

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Kingboard Chemical Holdings, Ltd.	396,800	$ 856,160
Nine Dragons Paper Holdings, Ltd.	363,000	288,214

		4,261,386

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	5,914	370,803

India - 5.4%
HDFC Bank, Ltd., ADR (B)	22,061	1,528,166
Infosys, Ltd., ADR	131,240	2,156,273
State Bank of India, GDR (C)	18,480	625,548
Tata Motors, Ltd., Series V, ADR (B)	89,735	3,394,675
Wipro, Ltd., ADR	21,951	248,924

		7,953,586

Indonesia - 0.7%
Adaro Energy Tbk PT	4,564,100	362,382
Bank Central Asia Tbk PT	353,700	390,195
Bank Negara Indonesia Persero Tbk PT	851,600	347,831

		1,100,408

Malaysia - 2.0%
CIMB Group Holdings BHD	828,300	893,314
Tenaga Nasional Bhd	569,100	2,010,480

		2,903,794

Mexico - 4.8%
Arca Continental SAB de CV	60,000	385,632
Fomento Economico Mexicano SAB de CV, ADR	12,300	1,100,850
Gruma SAB de CV, Class B	117,440	1,690,760
Grupo Financiero Banorte SAB de CV, Class O	305,800	1,674,969
Grupo Lala SAB de CV	93,053	201,838
Grupo Mexico SAB de CV, Series B	245,000	591,136
Industrias Penoles SAB de CV	17,705	453,493
Wal-Mart de Mexico SAB de CV	424,000	967,851

		7,066,529

Peru - 1.7%
Credicorp, Ltd.	15,605	2,501,950

Poland - 0.4%
KGHM Polska Miedz SA	29,200	588,586

Republic of Korea - 18.6%
CJ CheilJedang Corp.	1,482	520,615
Hana Financial Group, Inc.	66,729	1,641,195
Hankook Tire Co., Ltd.	6,849	331,398
Hyundai Development Co-Engineering & Construction	18,073	714,756
Hyundai Mobis Co., Ltd.	4,434	1,009,392
Hyundai Motor Co.	6,062	714,354
Industrial Bank of Korea	61,362	649,145
KB Financial Group, Inc.	41,345	1,299,240
Kia Motors Corp.	46,722	1,758,097
Korea Electric Power Corp.	57,219	3,131,299
KT&G Corp.	22,197	2,397,748
LG Electronics, Inc.	23,719	1,132,854
LG Household & Health Care, Ltd.	578	520,130
LG Uplus Corp.	144,939	1,416,848
Lotte Chemical Corp.	5,205	1,410,273
POSCO, ADR	18,700	947,716
S-Oil Corp.	5,543	378,556

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
Samsung Electronics Co., Ltd.	5,026	$ 6,905,338
Woori Bank	45,539	410,609

		27,289,563

Russian Federation - 2.7%
Gazprom PJSC, ADR	422,558	1,719,811
Lukoil PJSC, ADR	30,124	1,287,801
MMC Norilsk Nickel PJSC, ADR	66,834	983,796

		3,991,408

South Africa - 9.1%
AngloGold Ashanti, Ltd., ADR (A)	60,400	1,323,364
Barclays Africa Group, Ltd. (B)	106,750	1,180,373
Exxaro Resources, Ltd.	65,901	394,041
FirstRand, Ltd.	278,076	973,379
Impala Platinum Holdings, Ltd. (A)	78,306	344,109
Naspers, Ltd., Class N	29,625	4,652,029
Netcare, Ltd.	169,307	392,128
Sanlam, Ltd.	137,088	645,875
Sappi, Ltd. (A)	222,398	1,131,436
Sasol, Ltd.	28,628	760,471
Standard Bank Group, Ltd.	46,511	464,231
Tiger Brands, Ltd.	38,019	1,067,778

		13,329,214

Taiwan - 13.5%
Cheng Shin Rubber Industry Co., Ltd.	258,000	538,258
China Life Insurance Co., Ltd.	762,624	629,488
China Steel Corp.	448,000	309,445
Chunghwa Telecom Co., Ltd.	527,000	1,873,712
Compal Electronics, Inc.	603,000	378,728
E Ink Holdings, Inc. (A)	587,000	347,533
Elite Advanced Laser Corp.	67,600	267,876
FLEXium Interconnect, Inc.	258,852	689,234
Foxconn Technology Co., Ltd.	285,060	690,259
Highwealth Construction Corp.	722,230	1,100,664
Hon Hai Precision Industry Co., Ltd.	538,300	1,482,209
Largan Precision Co., Ltd.	23,000	2,464,054
Nan Ya Plastics Corp.	648,800	1,227,564
Pegatron Corp.	313,000	767,719
PharmaEngine, Inc.	102,592	692,559
Primax Electronics, Ltd.	212,000	290,543
Taishin Financial Holding Co., Ltd.	808,000	323,980
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	156,600	4,350,348
Uni-President Enterprises Corp.	619,800	1,265,888

		19,690,061

Thailand - 1.3%
Kasikornbank PCL	111,600	639,225
PTT Global Chemical PCL	394,100	684,555
Supalai PCL	717,800	513,156

		1,836,936

Turkey - 0.8%
BIM Birlesik Magazalar AS	22,445	414,723
KOC Holding AS	79,171	339,215
Petkim Petrokimya Holding AS	319,376	460,765

		1,214,703

Total Common Stocks (Cost $128,772,761)		139,823,830

	Shares	Value
PREFERRED STOCK - 1.0%
Brazil - 1.0%
Itausa - Investimentos Itau SA 4.00% (D)	553,000	$ 1,425,820

Total Preferred Stock (Cost $1,269,767)		1,425,820

SECURITIES LENDING COLLATERAL - 3.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (D)	5,376,907	5,376,907

Total Securities Lending Collateral (Cost $5,376,907)		5,376,907

Total Investments (Cost $135,419,435) (E)		146,626,557
Net Other Assets (Liabilities) - (0.2)%		(314,834)

Net Assets - 100.0%		$ 146,311,723

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	18.3%	$ 26,880,048
Internet Software & Services	7.3	10,708,115
Automobiles	6.8	9,931,487
Oil, Gas & Consumable Fuels	6.4	9,413,516
Technology Hardware, Storage & Peripherals	6.2	9,032,587
Electronic Equipment, Instruments & Components	5.3	7,766,211
Metals & Mining	4.9	7,144,745
Electric Utilities	4.2	6,122,511
Food Products	3.2	4,746,879
Media	3.2	4,652,029
Semiconductors & Semiconductor Equipment	3.1	4,618,224
Chemicals	3.0	4,398,995
Real Estate Management & Development	2.4	3,474,358
Diversified Telecommunication Services	2.2	3,290,560
Health Care Providers & Services	1.8	2,713,975
IT Services	1.6	2,405,197
Tobacco	1.6	2,397,748
Auto Components	1.5	2,175,011
Water Utilities	1.2	1,746,400
Wireless Telecommunication Services	1.2	1,732,165
Beverages	1.0	1,486,482
Diversified Consumer Services	1.0	1,453,675
Paper & Forest Products	1.0	1,419,650
Food & Staples Retailing	0.9	1,382,574
Construction & Engineering	0.9	1,381,491
Insurance	0.9	1,275,363
Diversified Financial Services	0.8	1,251,274
Household Durables	0.8	1,132,854
Road & Rail	0.6	836,536
Aerospace & Defense	0.6	823,977
Biotechnology	0.5	692,559
Industrial Conglomerates	0.4	629,362
Airlines	0.4	570,775
Personal Products	0.4	520,130
Capital Markets	0.3	378,403
Electrical Equipment	0.2	346,231
Air Freight & Logistics	0.2	317,553

Investments, at Value	96.3	141,249,650
Short-Term Investments	3.7	5,376,907

Total Investments	100.0%	$ 146,626,557

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$43,349,359	$96,474,471	$—	$139,823,830
Preferred Stock	1,425,820	—	—	1,425,820
Securities Lending Collateral	5,376,907	—	—	5,376,907

Total Investments	$50,152,086	$96,474,471	$—	$146,626,557

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $5,173,837. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the value of the Regulation S security is $625,548, representing 0.4% of the Fund’s net assets.

(D)	Rates disclosed reflect the yields at July 31, 2016.
(E)

Aggregate cost for federal income tax purposes is $135,419,435. Aggregate gross unrealized appreciation and depreciation for all securities is $17,494,391 and $6,287,269, respectively. Net unrealized appreciation for tax purposes is $11,207,122.

(F)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2016 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 5.5%
Biotechnology - 1.2%
BioMarin Pharmaceutical, Inc. (A)	5,250	$ 521,955
Celgene Corp. (A)	3,750	420,713
Synergy Pharmaceuticals, Inc. (A) (B)	60,000	244,800

		1,187,468

Capital Markets - 0.4%
Credit Suisse Group AG, ADR	11,250	130,050
Deutsche Bank AG (A)	22,500	302,400

		432,450

Chemicals - 0.1%
Tronox, Ltd., Class A	7,500	48,675

Metals & Mining - 0.7%
B2Gold Corp. (A)	22,500	70,425
Royal Gold, Inc.	7,500	634,050

		704,475

Oil, Gas & Consumable Fuels - 0.1%
Cloud Peak Energy, Inc. (A)	30,000	102,300

Semiconductors & Semiconductor Equipment - 1.0%
Integrated Device Technology, Inc. (A) (B)	22,500	494,775
Micron Technology, Inc. (A) (B)	33,750	463,725

		958,500

Software - 1.5%
Red Hat, Inc. (A) (B)	20,436	1,538,626

Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.	22,500	472,950

Total Common Stocks (Cost $5,339,385)		5,445,444

CONVERTIBLE PREFERRED STOCK - 2.4%
Electronic Equipment, Instruments & Components - 2.4%
Belden, Inc.
6.75% (A) (B)	22,500	2,391,502

Total Convertible Preferred Stock (Cost $2,250,000)		2,391,502

	Principal	Value
CONVERTIBLE BONDS - 44.3%
Consumer Finance - 3.3%
Blackhawk Network Holdings, Inc.
1.50%, 01/15/2022 (C) (D)	$ 3,188,000	3,251,760

Diversified Telecommunication Services - 2.4%
Inmarsat PLC
1.75%, 11/16/2017 (E) (F)	1,800,000	2,403,000

Internet & Catalog Retail - 2.4%
Ctrip.com International, Ltd.
1.00%, 07/01/2020 (D)	2,250,000	2,438,438

	Principal	Value
CONVERTIBLE BONDS (continued)
Internet Software & Services - 24.9%
FireEye, Inc.
Series B,
1.63%, 06/01/2035 (D) (F)	$ 6,021,000	$ 5,532,035
Twitter, Inc.
1.00%, 09/15/2021 (B) (D)	7,488,000	6,725,160
WebMD Health Corp.
1.50%, 12/01/2020 (D)	3,361,000	4,411,312
Yahoo!, Inc.
Zero Coupon, 12/01/2018 (D) (F)	8,257,000	8,210,554

		24,879,061

Oil, Gas & Consumable Fuels - 2.6%
Whiting Petroleum Corp.
Series 1,
1.25%, 06/05/2020	2,948,480	2,554,298

Real Estate Investment Trusts - 2.1%
Hansteen Jersey Securities, Ltd.
4.00%, 07/15/2018 (D) (E)	EUR 1,500,000	2,086,189

Real Estate Management & Development - 3.0%
Conwert Immobilien Invest SE
4.50%, 09/06/2018 (E) (F)	2,000,000	2,967,173

Semiconductors & Semiconductor Equipment - 3.6%
Cypress Semiconductor Corp.
4.50%, 01/15/2022 (B) (C)	$ 2,250,000	2,504,531
NXP Semiconductors NV
1.00%, 12/01/2019 (B)	1,000,000	1,111,250

		3,615,781

Total Convertible Bonds (Cost $43,067,880)		44,195,700

CORPORATE DEBT SECURITIES - 52.0%
Airlines - 0.9%
Air France-KLM
6.25% (G), 10/01/2020 (E) (H)	EUR 800,000	865,332

Auto Components - 1.9%
Dana Financing Luxembourg SARL
6.50%, 06/01/2026 (C)	$ 772,000	791,300
Dana Holding Corp.
5.50%, 12/15/2024 (B)	1,059,000	1,073,561

		1,864,861

Chemicals - 1.8%
Blue Cube Spinco, Inc.
10.00%, 10/15/2025 (C) (D) (F)	1,566,000	1,789,155

Commercial Services & Supplies - 1.1%
Ahern Rentals, Inc.
7.38%, 05/15/2023 (C)	1,525,000	1,075,125

Construction Materials - 1.6%
Cemex SAB de CV
7.75%, 04/16/2026 (B) (C) (D)	1,414,000	1,569,540

Diversified Telecommunication Services - 8.6%
CenturyLink, Inc.
7.50%, 04/01/2024 (B)	732,000	781,410
Frontier Communications Corp.
11.00%, 09/15/2025 (D)	3,908,000	4,171,790
Level 3 Financing, Inc.
5.25%, 03/15/2026 (C) (D)	2,250,000	2,354,063

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
SFR Group SA
7.38%, 05/01/2026 (C)	$ 572,000	$ 571,285
Windstream Services LLC
7.50%, 04/01/2023 (B)	762,000	689,610

		8,568,158

Health Care Providers & Services - 5.9%
CHS / Community Health Systems, Inc.
6.88%, 02/01/2022 (B)	1,142,000	982,120
Molina Healthcare, Inc.
5.38%, 11/15/2022 (C)	1,905,000	1,943,100
Quorum Health Corp.
11.63%, 04/15/2023 (B) (C) (D)	2,927,000	2,970,905

		5,896,125

Household Products - 1.1%
Spectrum Brands, Inc.
5.75%, 07/15/2025 (D)	1,000,000	1,082,500

Internet & Catalog Retail - 0.8%
Match Group, Inc.
6.38%, 06/01/2024 (C)	762,000	814,388

Metals & Mining - 9.0%
AK Steel Corp.
7.63%, 05/15/2020 (D)	3,562,000	3,504,117
Cliffs Natural Resources, Inc.
5.90%, 03/15/2020	1,160,000	951,200
8.00%, 09/30/2020 (C)	478,000	449,320
Commercial Metals Co.
4.88%, 05/15/2023	1,100,000	1,078,000
First Quantum Minerals, Ltd.
6.75%, 02/15/2020 (C)	2,257,000	2,077,569
7.25%, 10/15/2019 (C)	300,000	282,000
IAMGOLD Corp.
6.75%, 10/01/2020 (C)	750,000	701,250

		9,043,456

Multiline Retail - 0.6%
Neiman Marcus Group, Ltd. LLC
8.75%, 10/15/2021
Cash Rate 8.75% (B) (C) (I)	763,000	602,770

Oil, Gas & Consumable Fuels - 3.9%
Chesapeake Energy Corp.
6.63%, 08/15/2020 (D)	1,152,000	846,720
7.25%, 12/15/2018 (B)	768,000	714,532
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.13%, 06/15/2019	134,000	135,005
Oasis Petroleum, Inc.
7.25%, 02/01/2019 (B)	755,000	707,812
Sunoco, LP / Sunoco Finance Corp.
6.38%, 04/01/2023 (C) (D)	1,514,000	1,540,495

		3,944,564

Semiconductors & Semiconductor Equipment - 6.5%
Advanced Micro Devices, Inc.
6.75%, 03/01/2019 (D)	1,546,000	1,539,723
7.00%, 07/01/2024	2,300,000	2,110,250
Qorvo, Inc.
7.00%, 12/01/2025 (C) (F)	2,643,000	2,864,351

		6,514,324

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 1.0%
Guitar Center, Inc.
6.50%, 04/15/2019 (C) (F)	$ 1,160,000	$ 1,023,700

Technology Hardware, Storage & Peripherals - 6.3%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
7.13%, 06/15/2024 (B) (C)	2,628,000	2,827,657
Western Digital Corp.
10.50%, 04/01/2024 (C) (D) (F)	3,087,000	3,476,734

		6,304,391

Wireless Telecommunication Services - 1.0%
Sprint Communications, Inc.
8.38%, 08/15/2017	944,000	978,220

Total Corporate Debt Securities (Cost $49,979,122)		51,936,609

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.4% (J) (K)
Call - AK Steel Holding Corp.
Exercise Price $7
Expiration Date 08/05/2016	600	16,800
Call - BioMarin Pharmaceutical, Inc.
Exercise Price $115
Expiration Date 08/19/2016	22	2,750
Call - Celgene Corp.
Exercise Price $112
Expiration Date 08/12/2016	150	31,950
Call - Celgene Corp.
Exercise Price $116
Expiration Date 08/12/2016	375	20,250
Call - Cliffs Natural Resources, Inc.
Exercise Price $9
Expiration Date 08/05/2016	525	6,300
Call - Ctrip.com International, Ltd.
Exercise Price $46
Expiration Date 08/19/2016	375	24,375
Call - Cypress Semiconductor Corp.
Exercise Price $13
Expiration Date 08/19/2016	450	8,100
Call - FireEye, Inc.
Exercise Price $20
Expiration Date 08/05/2016	300	12,000
Call - Freeport-McMoRan, Inc.
Exercise Price $13
Expiration Date 08/05/2016	300	10,800
Call - Gilead Sciences, Inc.
Exercise Price $90
Expiration Date 09/16/2016	187	4,488
Call - Illumina, Inc.
Exercise Price $170
Expiration Date 08/19/2016	75	20,250
Call - Ionis Pharmaceuticals, Inc.
Exercise Price $27
Expiration Date 08/19/2016	137	42,128
Call - Level 3 Communications, Inc.
Exercise Price $53
Expiration Date 09/16/2016	75	7,650
Call - Level 3 Communications, Inc.
Exercise Price $58
Expiration Date 09/16/2016	108	2,970

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
Call - Micron Technology, Inc.
Exercise Price $15
Expiration Date 08/05/2016	375	$ 3,000
Call - Micron Technology, Inc.
Exercise Price $17
Expiration Date 08/19/2016	1,500	4,500
Call - Red Hat, Inc.
Exercise Price $76
Expiration Date 08/12/2016	150	16,500
Call - Twitter, Inc.
Exercise Price $21
Expiration Date 08/05/2016	450	450
Call - VanEck Vectors Junior Gold Miners ETF
Exercise Price $50
Expiration Date 08/19/2016	90	21,780
Put - BioMarin Pharmaceutical, Inc.
Exercise Price $85
Expiration Date 08/19/2016	76	5,700
Put - Credit Suisse Group AG
Exercise Price $13
Expiration Date 08/19/2016	188	20,680
Put - Deutsche Bank AG
Exercise Price $12
Expiration Date 08/19/2016	375	8,250
Put - Deutsche Bank AG
Exercise Price $13
Expiration Date 08/19/2016	225	11,250
Put - Hewlett Packard Enterprise Co.
Exercise Price $21
Expiration Date 08/05/2016	225	13,500
Put - Integrated Device Technology, Inc.
Exercise Price $19
Expiration Date 08/19/2016	150	5,250
Put - Integrated Device Technology, Inc.
Exercise Price $21
Expiration Date 08/19/2016	113	9,605
Put - Oasis Petroleum, Inc.
Exercise Price $7
Expiration Date 08/19/2016	150	4,950
Put - Royal Gold, Inc.
Exercise Price $80
Expiration Date 08/19/2016	113	16,385
Put - SPDR S&P 500 ETF Trust
Exercise Price $210
Expiration Date 09/16/2016	169	28,899
Put - SPDR S&P 500 ETF Trust
Exercise Price $216
Expiration Date 08/05/2016	356	16,020
Put - Synergy Pharmaceuticals, Inc.
Exercise Price $4
Expiration Date 08/19/2016	600	3,000
Put - Transocean, Ltd.
Exercise Price $11
Expiration Date 08/19/2016	375	15,750
Put - Tronox, Ltd. (L)
Exercise Price $5
Expiration Date 08/19/2016	150	1,875
Put - Twitter, Inc.
Exercise Price $15
Expiration Date 08/05/2016	375	2,250

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
Put - Whiting Petroleum Corp.
Exercise Price $6
Expiration Date 08/05/2016	375	$ 1,875
Put - Whiting Petroleum Corp.
Exercise Price $7
Expiration Date 08/05/2016	525	9,450

Total Exchange-Traded Options Purchased (Cost $621,924)		431,730

	Shares	Value
SECURITIES LENDING COLLATERAL - 12.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (M)	12,831,757	12,831,757

Total Securities Lending Collateral (Cost $12,831,757)		12,831,757

	Principal	Value
REPURCHASE AGREEMENT - 4.6%
State Street Bank & Trust Co. 0.03% (M), dated 07/29/2016, to be repurchased at $4,583,986 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.88%, due 06/30/2020, and with a value of $4,678,038.	$ 4,583,974	4,583,974

Total Repurchase Agreement (Cost $4,583,974)		4,583,974

Total Investments (Cost $118,674,042) (N)		121,816,716

	Shares	Value
SECURITIES SOLD SHORT - (16.1)% (J) (K)
COMMON STOCKS - (13.6)%
Airlines - (0.0)% (O)
Air France-KLM	(7,711)	(44,742)

Diversified Telecommunication Services - (0.2)%
Inmarsat PLC	(22,282)	(224,603)

Electronic Equipment, Instruments & Components - (0.5)%
Belden, Inc.	(6,375)	(466,714)

Energy Equipment & Services - (0.2)%
Transocean, Ltd.	(15,000)	(164,850)

Internet & Catalog Retail - (1.0)%
Ctrip.com International, Ltd., ADR	(21,900)	(956,373)

Internet Software & Services - (4.4)%
Alibaba Group Holding, Ltd., ADR	(2,000)	(164,960)
Twitter, Inc.	(18,750)	(312,000)
WebMD Health Corp.	(47,402)	(2,891,996)
Yahoo!, Inc.	(27,375)	(1,045,451)

		(4,414,407)

IT Services - (1.0)%
Blackhawk Network Holdings, Inc.	(29,700)	(1,033,263)

Metals & Mining - (0.1)%
First Quantum Minerals, Ltd.	(7,600)	(65,717)

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - (1.5)%
Denbury Resources, Inc.	(37,500)	$ (108,750)
Oasis Petroleum, Inc.	(27,750)	(210,900)
Whiting Petroleum Corp.	(157,511)	(1,160,856)

		(1,480,506)

Real Estate Investment Trusts - (1.3)%
Hansteen Holdings PLC	(944,876)	(1,318,352)

Real Estate Management & Development - (2.1)%
Conwert Immobilien Invest SE	(127,954)	(2,105,020)

Semiconductors & Semiconductor Equipment - (0.9)%
Cypress Semiconductor Corp.	(71,250)	(829,350)
NXP Semiconductors NV	(1,500)	(126,135)

		(955,485)

Software - (0.2)%
FireEye, Inc.	(12,000)	(209,040)

Trading Companies & Distributors - (0.2)%
United Rentals, Inc.	(2,400)	(191,208)

Total Common Stocks (Proceeds $13,779,484)		(13,630,280)

	Principal	Value
CONVERTIBLE BOND - (2.5)%
Software - (2.5)%
Red Hat, Inc.
0.25%, 10/01/2019	$ (2,014,000)	(2,470,926)

Total Convertible Bond (Proceeds $2,502,909)		(2,470,926)

Total Securities Sold Short (Proceeds $16,282,393)		(16,101,206)

Net Other Assets (Liabilities) - (5.9)%		(5,834,862)

Net Assets - 100.0%		$ 99,880,648

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2016 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN: (J) (K)

Description	Exercise Price		Expiration Date	Number of Contracts	Premiums (Received)	Value
Put - SPDR S&P 500 ETF Trust	USD	200.00	09/16/2016	169	$(17,744)	$(11,323)
Put - SPDR S&P 500 ETF Trust	USD	212.50	08/05/2016	356	(7,832)	(4,628)

Total					$(25,576)	$(15,951)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Buy Protection (P)

Reference Obligation	Counterparty	Fixed Deal Pay Rate	Expiration Date	Implied Credit Spread at July 31, 2016 (Q)	Notional Amount (R)		Fair Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Standard Chartered Bank, 0.47%, 09/04/2017	JPM	1.00%	06/20/2021	2.01%	EUR	2,315,000	$119,460	$181,604	$(62,144)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	08/31/2016	USD	6,130,726	EUR	5,570,000	$—	$(103,889)

SECURITY VALUATION:

Valuation Inputs (T)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$5,445,444	$—	$—	$5,445,444
Convertible Preferred Stock	2,391,502	—	—	2,391,502
Convertible Bonds	—	44,195,700	—	44,195,700
Corporate Debt Securities	—	51,936,609	—	51,936,609
Exchange-Traded Options Purchased	429,855	1,875	—	431,730
Securities Lending Collateral	12,831,757	—	—	12,831,757
Repurchase Agreement	—	4,583,974	—	4,583,974

Total Investments	$21,098,558	$100,718,158	$—	$121,816,716

Other Financial Instruments
Over-the-Counter Credit Default Swap Agreements	$—	$119,460	$—	$119,460

Total Other Financial Instruments	$—	$119,460	$—	$119,460

LIABILITIES
Securities Sold Short
Common Stocks	$(10,162,166)	$(3,468,114)	$—	$(13,630,280)
Convertible Bond	—	(2,470,926)	—	(2,470,926)

Total Securities Sold Short	$(10,162,166)	$(5,939,040)	$—	$(16,101,206)

Other Financial Instruments
Exchange-Traded Options Written	$(15,951)	$—	$—	$(15,951)
Forward Foreign Currency Contracts (U)	—	(103,889)	—	(103,889)

Total Other Financial Instruments	$(15,951)	$(103,889)	$—	$(119,840)

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2016 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $12,558,104. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the total value of 144A securities is $35,480,998, representing 35.5% of the Fund’s net assets.

(D)

All or a portion of these securities have been segregated by the custodian as collateral for an open line of credit. The total value of all securities segregated as collateral for the open line of credit is $32,920,933.

(E)

Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the total value of Regulation S securities is $8,321,694, representing 8.3% of the Fund’s net assets.

(F)

All or a portion of these securities have been segregated by the custodian as collateral for open options and securities sold short transactions. The total value of all securities segregated as collateral for open options and securities sold short transactions is $11,926,661.

(G)	Floating or variable rate security. The rate disclosed is as of July 31, 2016.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)

Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(J)	Cash in the amount of $18,747,202 has been segregated by the custodian as collateral for open options and securities sold short transactions.
(K)	Cash in the amount of $6,671 has been segregated by the broker as collateral for open options and securities sold short transactions.
(L)

Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2016, value of the derivatives is $1,875, representing less than 0.1% of the Fund’s net assets.

(M)	Rates disclosed reflect the yields at July 31, 2016.
(N)

Aggregate cost for federal income tax purposes is $118,674,042. Aggregate gross unrealized appreciation and depreciation for all securities is $4,035,261 and $892,587, respectively. Net unrealized appreciation for tax purposes is $3,142,674.

(O)	Percentage rounds to less than 0.1% or (0.1)%.
(P)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(Q)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(R)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(S)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(T)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(U)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2016 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.6%
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (A)	$ 3,211,322	$ 3,238,342
CIFC Funding, Ltd.
Series 2012-2A, Class A3R,
3.38% (B), 12/05/2024 (A)	1,980,000	1,968,902
Countrywide Asset-Backed Certificates
Series 2006-6, Class 2A3,
0.77% (B), 09/25/2036	1,768,660	1,644,059
Diamond Resorts Owner Trust
Series 2013-1, Class A,
1.95%, 01/20/2025 (A)	153,141	152,268
Series 2013-2, Class A,
2.27%, 05/20/2026 (A)	568,179	566,676
Series 2014-1, Class A,
2.54%, 05/20/2027 (A)	303,506	304,067
GSAA Trust
Series 2006-1, Class A3,
0.82% (B), 01/25/2036	2,333,827	1,631,935
GSAMP Trust
Series 2006-HE1, Class A2D,
0.80% (B), 01/25/2036	1,230,000	1,199,236
Hilton Grand Vacations Trust
Series 2013-A, Class A,
2.28%, 01/25/2026 (A)	168,103	168,594
HSBC Home Equity Loan Trust
Series 2007-2, Class M1,
0.80% (B), 07/20/2036	100,000	96,880
JGWPT XXIII LLC
Series 2011-1A, Class A,
4.70%, 10/15/2056 (A)	2,331,820	2,581,196
Lehman XS Trust
Series 2005-8, Class 1A3,
0.84% (B), 12/25/2035	2,416,225	1,592,398
Marine Park CLO, Ltd.
Series 2012-1A, Class BR,
3.23% (B), 10/12/2023 (A)	3,085,000	3,051,025
NRZ Advance Receivables Trust
Series 2015-T2, Class AT2,
3.30%, 08/17/2048 (A)	2,265,000	2,281,509
Series 2015-T3, Class CT3,
3.77%, 11/15/2046 (A)	400,000	399,959
Series 2015-T3, Class DT3,
4.27%, 11/15/2046 (A)	500,000	500,103
OCP CLO, Ltd.
Series 2015-8A, Class A1,
2.21% (B), 04/17/2027 (A)	725,000	724,153
Ocwen Master Advance Receivables Trust
Series 2015-T1, Class CT1,
3.52%, 09/17/2046 (A)	1,000,000	999,618
Series 2015-T2, Class CT2,
3.77%, 11/15/2046 (A)	2,190,000	2,189,025
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	888,827	882,538
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class A4,
0.81% (B), 02/25/2036	356,535	351,444
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (B), 10/15/2044 (A)	3,245,000	3,285,502

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2014-1A, Class A,
2.07%, 03/20/2030 (A)	$ 168,968	$ 167,920
Soundview Home Loan Trust
Series 2006-3, Class A3,
0.65% (B), 11/25/2036	2,813,669	2,414,933
Spirit Master Funding LLC
Series 2014-1A, Class A2,
5.37%, 07/20/2040 (A)	1,300,000	1,354,640
Series 2014-3A, Class A,
5.74%, 03/20/2042 (A)	4,055,079	4,292,579
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
Series 2015-T2, Class CT2,
3.74%, 01/15/2047 (A)	709,000	709,360
Store Master Funding I LLC
Series 2015-1A, Class A1,
3.75%, 04/20/2045 (A)	745,313	720,642
Truman Capital Mortgage Loan Trust
Series 2005-1, Class A,
0.92% (B), 03/25/2037 (A)	299,347	293,651
Welk Resorts LLC
Series 2015-AA, Class A,
2.79%, 06/16/2031 (A)	1,981,301	1,983,288
Westgate Resorts LLC
Series 2013-1A, Class A,
2.25%, 08/20/2025 (A)	416,596	416,336
Series 2015-1A, Class A,
2.75%, 05/20/2027 (A)	522,670	519,786

Total Asset-Backed Securities (Cost $39,955,510)		42,682,564

CORPORATE DEBT SECURITIES - 59.4%
Aerospace & Defense - 0.4%
Bombardier, Inc.
4.75%, 04/15/2019 (A) (C)	1,360,000	1,336,200
7.50%, 03/15/2025 (A)	720,000	630,367

		1,966,567

Airlines - 2.0%
America West Airlines Pass-Through Trust
8.06%, 01/02/2022	694,987	785,335
American Airlines Pass-Through Trust
4.00%, 01/15/2027	3,070,264	3,254,480
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	429,213	450,674
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	924,999	1,056,811
UAL Pass-Through Trust
10.40%, 05/01/2018	218,596	222,137
United Airlines Pass-Through Trust
3.75%, 03/03/2028	2,004,915	2,135,235
US Airways Pass-Through Trust
3.95%, 05/15/2027	383,479	403,611
Virgin Australia Trust
5.00%, 04/23/2025 (A)	710,266	735,125

		9,043,408

Automobiles - 0.8%
BMW US Capital LLC
2.80%, 04/11/2026 (A) (C)	1,180,000	1,226,341
General Motors Co.
4.88%, 10/02/2023	2,255,000	2,463,578

		3,689,919

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 10.2%
Bank of America Corp.
6.30% (B), 03/10/2026 (D)	$ 505,000	$ 550,292
6.88%, 04/25/2018, MTN	1,310,000	1,426,594
Bank One Corp.
8.00%, 04/29/2027	825,000	1,126,732
Barclays Bank PLC
10.18%, 06/12/2021 (A)	2,707,000	3,458,620
BBVA Bancomer SA
6.50%, 03/10/2021 (A)	3,600,000	3,987,000
Citigroup, Inc.
5.95% (B), 01/30/2023 (D)	3,085,000	3,163,189
Commerzbank AG
8.13%, 09/19/2023 (A)	2,435,000	2,832,952
Cooperatieve Rabobank UA
11.00% (B), 06/30/2019 (A) (D)	2,850,000	3,484,125
Discover Bank
3.45%, 07/27/2026	1,420,000	1,430,562
First Horizon National Corp.
3.50%, 12/15/2020	1,320,000	1,339,114
HBOS PLC
6.75%, 05/21/2018, MTN (A)	3,505,000	3,774,517
HSBC Holdings PLC
6.38% (B), 09/17/2024 (C) (D)	2,805,000	2,748,900
ING Bank NV
5.80%, 09/25/2023 (A)	2,240,000	2,494,316
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (A)	595,000	567,217
Macquarie Bank, Ltd.
6.63%, 04/07/2021 (A) (C)	1,000,000	1,152,966
Regions Bank
7.50%, 05/15/2018	3,530,000	3,870,091
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024	3,300,000	3,311,362
Santander Bank NA
2.00%, 01/12/2018	1,250,000	1,252,145
Wells Fargo & Co.
7.98% (B), 03/15/2018 (C) (D)	3,205,000	3,401,306

		45,372,000

Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	818,000	878,273
Molson Coors Brewing Co.
2.10%, 07/15/2021 (C)	900,000	911,953

		1,790,226

Biotechnology - 0.3%
Celgene Corp.
3.63%, 05/15/2024	1,090,000	1,157,839

Building Products - 1.3%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017	2,875,000	2,688,125
Builders FirstSource, Inc.
10.75%, 08/15/2023 (A)	775,000	860,250
Owens Corning
4.20%, 12/15/2022	2,154,000	2,295,040

		5,843,415

Capital Markets - 3.5%
Deutsche Bank AG
1.95% (B), 08/20/2020	945,000	908,036
4.50%, 04/01/2025 (C)	1,460,000	1,352,256

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc.
5.70% (B), 05/10/2019 (C) (D)	$ 1,665,000	$ 1,689,975
Morgan Stanley
5.45% (B), 07/15/2019 (D)	1,425,000	1,400,063
5.75%, 01/25/2021	1,250,000	1,439,854
Oaktree Capital Management, LP
6.75%, 12/02/2019 (A)	3,335,000	3,801,230
Prospect Capital Corp.
5.88%, 03/15/2023	3,430,000	3,331,466
UBS AG
7.63%, 08/17/2022	1,605,000	1,865,813

		15,788,693

Commercial Services & Supplies - 0.4%
Steelcase, Inc.
6.38%, 02/15/2021 (C)	1,480,000	1,686,694

Construction & Engineering - 0.2%
SBA Tower Trust
2.88%, 07/15/2046 (A)	1,005,000	1,014,174

Construction Materials - 0.5%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,927,000	2,055,564

Consumer Finance - 1.4%
Ally Financial, Inc.
8.00%, 03/15/2020	500,000	573,750
Discover Financial Services
3.75%, 03/04/2025	1,705,000	1,743,884
Springleaf Finance Corp.
8.25%, 12/15/2020	3,980,000	4,119,300

		6,436,934

Containers & Packaging - 0.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.65% (B), 12/15/2019 (A)	900,000	907,875
Coveris Holding Corp.
10.00%, 06/01/2018 (A)	2,000,000	2,057,200
Coveris Holdings SA
7.88%, 11/01/2019 (A)	420,000	422,100

		3,387,175

Diversified Financial Services - 1.2%
ILFC E-Capital Trust I
3.98% (B), 12/21/2065 (A)	1,520,000	1,225,500
Jefferies Group LLC
5.13%, 01/20/2023	1,420,000	1,508,053
Vesey Street Investment Trust I
4.40% (E), 09/01/2016	705,000	704,172
Voya Financial, Inc.
5.50%, 07/15/2022	1,781,000	2,023,369

		5,461,094

Diversified Telecommunication Services - 2.9%
AT&T, Inc.
3.40%, 05/15/2025	1,945,000	2,013,538
CenturyLink, Inc.
5.80%, 03/15/2022	1,435,000	1,467,287
Frontier Communications Corp.
7.63%, 04/15/2024	1,085,000	1,000,913

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	$ 1,855,000	$ 1,984,850
Unison Ground Lease Funding LLC
6.39%, 04/15/2040 (A)	6,130,000	6,667,942

		13,134,530

Electric Utilities - 0.3%
EDP Finance BV
5.25%, 01/14/2021 (A)	1,310,000	1,427,599

Electronic Equipment, Instruments & Components - 0.4%
Arrow Electronics, Inc.
3.50%, 04/01/2022	1,705,000	1,736,106

Energy Equipment & Services - 1.4%
Hiland Partners Holdings LLC / Hiland Partners Finance Corp.
7.25%, 10/01/2020 (A)	1,740,000	1,813,950
Noble Holding International, Ltd.
6.05%, 03/01/2041	1,061,000	651,852
NuStar Logistics, LP
8.15%, 04/15/2018	1,921,000	2,063,874
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	50,000	54,533
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (A)	510,000	534,973
Seadrill, Ltd.
6.13%, 09/15/2017 (A)	2,025,000	1,047,938

		6,167,120

Food & Staples Retailing - 0.6%
CVS Health Corp.
2.25%, 08/12/2019 (C)	995,000	1,023,449
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	1,529,000	1,622,183

		2,645,632

Food Products - 0.6%
Kraft Heinz Foods Co.
4.38%, 06/01/2046 (A)	1,299,000	1,413,152
Post Holdings, Inc.
7.38%, 02/15/2022	1,318,000	1,411,183

		2,824,335

Health Care Equipment & Supplies - 0.5%
Mallinckrodt International Finance SA
3.50%, 04/15/2018 (C)	2,135,000	2,121,656
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
4.88%, 04/15/2020 (A) (C)	200,000	200,500

		2,322,156

Health Care Providers & Services - 1.3%
CHS / Community Health Systems, Inc.
6.88%, 02/01/2022 (C)	1,200,000	1,032,000
7.13%, 07/15/2020 (C)	1,700,000	1,545,946
Express Scripts Holding Co.
3.40%, 03/01/2027	1,665,000	1,702,622
Owens & Minor, Inc.
3.88%, 09/15/2021	1,610,000	1,669,839

		5,950,407

Hotels, Restaurants & Leisure - 0.9%
International Game Technology PLC
6.50%, 02/15/2025 (A)	1,542,000	1,626,810

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	$ 1,094,000	$ 1,137,760
Wyndham Worldwide Corp.
2.50%, 03/01/2018	1,358,000	1,371,880

		4,136,450

Household Durables - 0.4%
Meritage Homes Corp.
4.50%, 03/01/2018	1,675,000	1,712,688

Household Products - 0.7%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	2,970,000	3,066,525

Independent Power & Renewable Electricity Producers - 0.8%
NRG Energy, Inc.
7.25%, 05/15/2026 (A)	320,000	328,400
7.88%, 05/15/2021 (C)	2,915,000	3,024,312

		3,352,712

Industrial Conglomerates - 0.7%
General Electric Co.
5.00% (B), 01/21/2021 (D)	2,839,000	3,059,023

Insurance - 3.9%
American Financial Group, Inc.
9.88%, 06/15/2019	1,325,000	1,595,797
American International Group, Inc.
5.85%, 01/16/2018, MTN	1,400,000	1,491,503
Chubb Corp.
6.38% (B), 03/29/2067	2,742,000	2,468,623
Fidelity National Financial, Inc.
6.60%, 05/15/2017	1,813,000	1,880,186
Hartford Financial Services Group, Inc.
5.50%, 10/15/2016	159,000	160,463
Lincoln National Corp.
8.75%, 07/01/2019	625,000	737,099
Oil Insurance, Ltd.
3.61% (B), 08/29/2016 (A) (D)	1,920,000	1,497,600
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	580,000	590,039
Principal Financial Group, Inc.
8.88%, 05/15/2019	285,000	336,446
Prudential Financial, Inc.
5.38% (B), 05/15/2045	2,870,000	2,981,212
Reinsurance Group of America, Inc.
3.32% (B), 12/15/2065	1,875,000	1,350,000
Sompo Japan Nipponkoa Insurance, Inc.
5.33% (B), 03/28/2073 (A) (C)	2,190,000	2,430,900

		17,519,868

IT Services - 0.1%
First Data Corp.
6.75%, 11/01/2020 (A)	423,000	440,978

Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc.
3.00%, 04/15/2023	3,390,000	3,497,656

Machinery - 0.2%
CNH Industrial Capital LLC
3.88%, 07/16/2018	660,000	668,250

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 1.4%
Cablevision Systems Corp.
7.75%, 04/15/2018	$ 2,375,000	$ 2,544,219
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	3,760,000	3,712,200

		6,256,419

Metals & Mining - 0.5%
Glencore Finance Canada, Ltd.
5.80%, 11/15/2016 (A)	325,000	328,754
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	1,632,000	1,958,664

		2,287,418

Multi-Utilities - 0.5%
Black Hills Corp.
4.25%, 11/30/2023	730,000	797,287
5.88%, 07/15/2020	700,000	791,708
Dominion Resources, Inc.
2.96% (E), 07/01/2019	805,000	826,638

		2,415,633

Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.
5.55%, 03/15/2026 (C)	1,823,000	1,989,958
Chesapeake Energy Corp.
6.50%, 08/15/2017 (C)	1,525,000	1,464,000
CITGO Holding, Inc.
10.75%, 02/15/2020 (A)	1,249,000	1,233,387
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	1,085,000	1,047,025
Energy Transfer Partners, LP
2.50%, 06/15/2018	980,000	987,729
EnLink Midstream Partners, LP
4.85%, 07/15/2026	1,000,000	972,015
5.05%, 04/01/2045	1,095,000	913,653
Exxon Mobil Corp.
3.04%, 03/01/2026	1,160,000	1,231,303
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 (F)	3,950,000	661,625
Lukoil International Finance BV
3.42%, 04/24/2018 (A)	1,175,000	1,186,632
ONEOK Partners, LP
4.90%, 03/15/2025 (C)	2,825,000	2,937,630
Petrobras Global Finance BV
3.00%, 01/15/2019	1,630,000	1,556,650
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 (A)	1,209,000	1,316,299
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 (A)	1,445,000	1,656,823
Rosneft Oil Co. via Rosneft International Finance, Ltd.
3.15%, 03/06/2017 (A)	535,000	537,033
YPF SA
8.50%, 07/28/2025 (A)	2,242,000	2,362,507

		22,054,269

Paper & Forest Products - 0.4%
Boise Cascade Co.
6.38%, 11/01/2020	1,610,000	1,650,250

Pharmaceuticals - 2.1%
Actavis Funding SCS
4.55%, 03/15/2035	860,000	925,864

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Actavis, Inc.
3.25%, 10/01/2022	$ 1,735,000	$ 1,810,037
Mylan NV
3.15%, 06/15/2021 (A)	2,514,000	2,592,769
Perrigo Co. PLC
2.30%, 11/08/2018	903,000	906,975
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	2,420,000	2,473,051
Valeant Pharmaceuticals International, Inc.
5.88%, 05/15/2023 (A)	689,000	573,592

		9,282,288

Professional Services - 0.3%
Ceridian HCM Holding, Inc.
11.00%, 03/15/2021 (A)	1,351,000	1,364,510

Real Estate Investment Trusts - 2.5%
CBL & Associates, LP
5.25%, 12/01/2023	1,497,000	1,482,519
EPR Properties
7.75%, 07/15/2020 (C)	1,850,000	2,158,780
Government Properties Income Trust
3.75%, 08/15/2019	2,184,000	2,241,791
Hospitality Properties Trust
5.00%, 08/15/2022	1,653,000	1,790,042
Kilroy Realty, LP
6.63%, 06/01/2020	1,796,000	2,069,306
VEREIT Operating Partnership, LP
4.13%, 06/01/2021	1,250,000	1,300,000

		11,042,438

Road & Rail - 1.2%
Aviation Capital Group Corp.
4.63%, 01/31/2018 (A)	940,000	972,900
7.13%, 10/15/2020 (A)	3,610,000	4,205,650

		5,178,550

Semiconductors & Semiconductor Equipment - 0.5%
KLA-Tencor Corp.
4.13%, 11/01/2021	1,204,000	1,298,285
LAM Research Corp.
3.90%, 06/15/2026	760,000	815,464

		2,113,749

Specialty Retail - 0.1%
Claire’s Stores, Inc.
9.00%, 03/15/2019 (A)	810,000	445,500

Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.
2.85%, 02/23/2023	1,667,000	1,759,762
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
6.02%, 06/15/2026 (A)	1,520,000	1,628,400
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020 (A)	1,493,000	1,574,658
Western Digital Corp.
7.38%, 04/01/2023 (A)	2,240,000	2,438,800

		7,401,620

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2016 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.6%
Imperial Brands Finance PLC
2.05%, 07/20/2018 (A)	$ 630,000	$ 636,025
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	1,675,000	1,982,984

		2,619,009

Trading Companies & Distributors - 0.7%
International Lease Finance Corp.
6.75%, 09/01/2016 (A)	2,105,000	2,113,567
8.25%, 12/15/2020	825,000	996,188

		3,109,755

Wireless Telecommunication Services - 2.1%
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	680,000	706,227
4.88%, 08/15/2040 (A)	1,915,000	2,090,180
6.11%, 01/15/2040 (A)	2,892,000	3,223,244
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	3,105,000	3,365,044

		9,384,695

Total Corporate Debt Securities (Cost $260,165,609)		264,961,840

FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
Argentina - 0.5%
Argentina Republic Government International Bond
7.50%, 04/22/2026 (A)	2,076,000	2,254,536

Indonesia - 0.2%
Indonesia Government International Bond
4.75%, 01/08/2026 (A)	780,000	868,223

Mexico - 0.1%
Mexico Bonos
7.25%, 12/15/2016	MXN 5,700,000	307,016
8.50%, 12/13/2018	5,328,600	303,985

		611,001

Philippines - 0.3%
Philippines Government International Bond
4.95%, 01/15/2021	PHP 50,000,000	1,135,554

Total Foreign Government Obligations (Cost $4,911,530)		4,869,314

LOAN ASSIGNMENTS - 1.6%
Containers & Packaging - 0.6%
Coveris Holdings SA
Term Loan B1,
TBD, 05/08/2019 (G) (H)	$ 2,600,000	2,585,440

Food & Staples Retailing - 0.3%
Albertson’s LLC
Term Loan B6,
4.75% (B), 06/22/2023	1,208,612	1,214,278

Metals & Mining - 0.1%
Atkore International, Inc.
2nd Lien Term Loan,
7.75% (B), 10/09/2021	550,000	548,625

	Principal	Value
LOAN ASSIGNMENTS (continued)
Technology Hardware, Storage & Peripherals - 0.6%
Dell International LLC
Term Loan B2,
4.00% (B), 04/29/2020	$ 2,734,494	$ 2,733,028

Total Loan Assignments (Cost $7,075,768)		7,081,371

MORTGAGE-BACKED SECURITIES - 13.9%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A,	470,529	475,849
4.08%, 03/13/2031 (A)
Alternative Loan Trust
Series 2004-3T1, Class A3,
5.00%, 05/25/2034	244,675	246,545
Series 2005-14, Class 2A1,
0.70% (B), 05/25/2035	1,222,803	949,263
Series 2005-14, Class 4A1,
0.71% (B), 05/25/2035	2,455,067	2,030,527
Series 2006-OC1, Class 2A3A,
0.81% (B), 03/25/2036	2,584,664	2,118,533
American Home Mortgage Assets Trust
Series 2007-2, Class A1,
0.61% (B), 03/25/2047	917,431	667,536
Banc of America Funding Trust
Series 2007-3, Class TA2,
0.67% (B), 04/25/2037	590,929	395,819
BB-UBS Trust
Series 2012-TFT, Class C,
3.47% (B), 06/05/2030 (A)	2,345,000	2,324,798
BBCMS Trust
Series 2014-BXO, Class C,
2.48% (B), 08/15/2027 (A)	2,257,088	2,241,542
BCAP LLC Trust
Series 2009-RR14, Class 1A1,
6.00% (B), 05/26/2037 (A)	303,048	313,648
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX,
4.69% (B), 07/05/2033 (A)	2,000,000	2,005,863
CD Commercial Mortgage Trust
Series 2007-CD4, Class A1A,
5.29% (B), 12/11/2049	705,411	713,767
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class B,
3.21%, 04/10/2028 (A)	2,200,000	2,235,125
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1,
0.76% (B), 04/25/2035	434,500	341,177
Citigroup Mortgage Loan Trust
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	289,467	297,141
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	552,401	566,369
COMM Mortgage Trust
Series 2010-RR1, Class GEB,
5.54% (B), 12/11/2049 (A)	815,000	831,209
Series 2014-PAT, Class D,
2.63% (B), 08/13/2027 (A)	2,755,000	2,711,768
CSMC Trust
Series 2010-18R, Class 1A11,
2.72% (B), 08/26/2035 (A)	69,531	69,338
Series 2010-RR2, Class 1B,
5.51% (B), 04/15/2047 (A)	4,200,000	4,235,475
Series 2014-11R, Class 17A1,
0.64% (B), 12/27/2036 (A)	1,519,611	1,421,678
Series 2015-DEAL, Class D,
3.58% (B), 04/15/2029 (A)	1,000,000	969,655

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2016 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GP Portfolio Trust
Series 2014-GPP, Class D,
3.23% (B), 02/15/2027 (A)	$ 650,000	$ 641,214
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (B), 04/10/2031 (A)	2,000,000	2,083,029
GSR Mortgage Loan Trust
Series 2007-OA1, Class 2A1,
0.61% (B), 05/25/2037	330,298	184,462
Impac CMB Trust
Series 2007-A, Class A,
0.74% (B), 05/25/2037 (A)	437,553	396,888
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
4.04% (B), 08/25/2037	1,383,505	1,092,930
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A,
2.86% (B), 12/26/2037 (A)	227,618	225,875
Series 2009-R7, Class 10A3,
6.00%, 12/26/2036 (A)	125,466	127,863
Series 2009-R7, Class 12A1,
3.02% (B), 08/26/2036 (A)	4,371	4,370
Series 2009-R7, Class 1A1,
2.69% (B), 02/26/2036 (A)	643,510	630,063
Series 2009-R7, Class 4A1,
2.86% (B), 09/26/2034 (A)	131,776	130,768
Series 2009-R9, Class 1A1,
2.61% (B), 08/26/2046 (A)	341,629	343,752
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD11, Class AM,
5.74% (B), 06/15/2049	2,760,000	2,778,379
Series 2014-DSTY, Class C,
3.80% (B), 06/10/2027 (A)	2,000,000	2,019,111
Series 2014-INN, Class C,
2.18% (B), 06/15/2029 (A)	1,725,000	1,690,385
Series 2015-CSMO, Class C,
2.73% (B), 01/15/2032 (A)	1,730,000	1,728,365
JPMorgan Commercial Mortgage-Backed Securities Trust
Series 2009-RR2, Class MLB,
5.74% (B), 06/15/2050 (A)	4,046,000	4,117,709
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A,
5.87% (B), 07/15/2044	379,111	391,095
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1,
3.02% (B), 03/25/2036	2,395,847	1,747,134
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A,
5.79% (B), 08/15/2045 (A)	2,486,453	2,528,512
Series 2010-R4, Class 3A,
5.50%, 08/26/2047 (A)	443,169	443,751
Series 2014-R4, Class 4A,
2.91% (B), 11/21/2035 (A)	2,858,043	2,881,215
ORES LLC
Series 2014-LV3, Class A,
3.00%, 03/27/2024 (A)	102,708	102,708
RALI Trust
Series 2006-QO1, Class 3A1,
0.76% (B), 02/25/2046	6,268,752	3,566,638
Series 2006-QO2, Class A1,
0.71% (B), 02/25/2046	126,683	57,708
Series 2007-QH5, Class AI1,
0.70% (B), 06/25/2037	438,570	327,529

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Residential Asset Securitization Trust
Series 2004-A4, Class A11,
5.50%, 08/25/2034	$ 2,352,724	$ 2,432,412
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class C,
2.97% (B), 06/15/2029 (A)	1,060,000	1,062,333
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1,
2.90% (B), 06/25/2033	176,231	176,684
Series 2003-L, Class 1A2,
2.64% (B), 11/25/2033	120,656	120,766

Total Mortgage-Backed Securities (Cost $62,626,980)		62,196,273

MUNICIPAL GOVERNMENT OBLIGATION - 1.2%
California - 1.2%
State of California, General Obligation Unlimited
7.95%, 03/01/2036	4,345,000	5,278,002

Total Municipal Government Obligation (Cost $4,583,220)		5,278,002

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.2%
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 08/01/2035	1,769,066	348,617
Federal National Mortgage Association
3.00%, TBA (H)	9,288,000	9,665,325

Total U.S. Government Agency Obligations (Cost $10,994,779)		10,013,942

U.S. GOVERNMENT OBLIGATIONS - 6.9%
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	5,118,368	6,534,052
U.S. Treasury Note
0.63%, 07/31/2017	2,877,000	2,877,561
1.13%, 06/30/2021	910,000	913,875
1.38%, 07/31/2018 - 01/31/2021	1,679,000	1,705,160
1.63%, 02/15/2026	885,000	898,113
1.63%, 05/15/2026 (C)	205,000	208,067
1.75%, 05/15/2022	4,174,100	4,313,018
2.00%, 02/15/2025 - 08/15/2025	8,374,000	8,772,132
2.50%, 08/15/2023	4,106,200	4,446,567

Total U.S. Government Obligations (Cost $28,649,209)		30,668,545

	Shares	Value
COMMON STOCK - 0.1%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	7,000	387,870

Total Common Stock (Cost $219,221)		387,870

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2016 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.3%
Pharmaceuticals - 0.3%
Allergan PLC
Series A, 5.50%	1,369	$ 1,227,089

Total Convertible Preferred Stock (Cost $1,369,007)		1,227,089

PREFERRED STOCKS - 1.5%
Banks - 0.6%
CoBank ACB
Series F, 6.25% (B)	14,300	1,480,050
GMAC Capital Trust I
Series 2, 6.41% (B)	44,000	1,118,480

		2,598,530

Diversified Telecommunication Services - 0.9%
Centaur Funding Corp.
Series B, 9.08% (A)	3,533	4,204,270

Total Preferred Stocks (Cost $6,800,725)		6,802,800

WARRANT - 0.1%
Banks - 0.1%
Wells Fargo & Co. (I)
Exercise Price $34
Expiration Date 10/28/2018	25,210	354,957

Total Warrant (Cost $194,117)		354,957

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.2%
Federal Home Loan Bank Discount Notes
0.33% (J), 08/01/2016 - 10/26/2016	$ 675,000	674,774
0.38% (J), 10/14/2016	439,000	438,716

Total Short-Term U.S. Government Agency Obligations (Cost $1,113,405)		1,113,490

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.0%
U.S. Treasury Bill
0.27% (J), 08/11/2016 (C)	1,011,000	1,010,959
0.28% (J), 10/06/2016	4,160,000	4,158,153
0.28% (J), 08/11/2016 (C)	30,000	29,999
0.29% (J), 10/06/2016 - 10/13/2016	3,546,000	3,544,382

Total Short-Term U.S. Government Obligations (Cost $8,742,788)		8,743,493

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (J)	24,019,748	24,019,748

Total Securities Lending Collateral (Cost $24,019,748)		24,019,748

	Principal	Value
REPURCHASE AGREEMENT - 1.4%

State Street Bank & Trust Co. 0.03% (J), dated 07/29/2016, to be repurchased at $6,125,711 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 07/31/2020, and with a value of $6,251,788.

	$ 6,125,695	$ 6,125,695

Total Repurchase Agreement (Cost $6,125,695)		6,125,695

Total Investments (Cost $467,547,311) (K)		476,526,993
Net Other Assets (Liabilities) - (6.9)%		(30,874,235)

Net Assets - 100.0%		$ 445,652,758

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2016 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$42,682,564	$—	$42,682,564
Corporate Debt Securities	—	264,961,840	—	264,961,840
Foreign Government Obligations	—	4,869,314	—	4,869,314
Loan Assignments	—	7,081,371	—	7,081,371
Mortgage-Backed Securities	—	62,196,273	—	62,196,273
Municipal Government Obligation	—	5,278,002	—	5,278,002
U.S. Government Agency Obligations	—	10,013,942	—	10,013,942
U.S. Government Obligations	—	30,668,545	—	30,668,545
Common Stock	387,870	—	—	387,870
Convertible Preferred Stock	1,227,089	—	—	1,227,089
Preferred Stocks	6,802,800	—	—	6,802,800
Warrant	354,957	—	—	354,957
Short-Term U.S. Government Agency Obligations	—	1,113,490	—	1,113,490
Short-Term U.S. Government Obligations	—	8,743,493	—	8,743,493
Securities Lending Collateral	24,019,748	—	—	24,019,748
Repurchase Agreement	—	6,125,695	—	6,125,695

Total Investments	$32,792,464	$443,734,529	$—	$476,526,993

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the total value of 144A securities is $177,072,180, representing 39.7% of the Fund’s net assets.

(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2016.
(C)

All or a portion of the securities are on loan. The total value of all securities on loan is $23,528,388. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of July 31, 2016; the maturity dates disclosed are the ultimate maturity dates.
(F)	Security in default.
(G)	All or a portion of the security represents an unsettled loan commitment at July 31, 2016 where the rate will be determined at time of settlement.
(H)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after July 31, 2016.
(I)	Non-income producing security.
(J)	Rates disclosed reflect the yields at July 31, 2016.
(K)

Aggregate cost for federal income tax purposes is $467,547,311. Aggregate gross unrealized appreciation and depreciation for all securities is $19,526,746 and $10,547,064, respectively. Net unrealized appreciation for tax purposes is $8,979,682.

(L)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

MXN	Mexican Peso
PHP	Philippine Peso

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2016 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 10.7%
Banks - 0.4%
CIT Group, Inc.
5.25%, 03/15/2018	$ 1,500,000	$ 1,560,000

Building Products - 0.6%
Norbord, Inc.
6.25%, 04/15/2023 (A)	2,000,000	2,095,000

Chemicals - 0.2%
Hexion, Inc.
6.63%, 04/15/2020	750,000	633,750

Consumer Finance - 0.8%
Springleaf Finance Corp.
5.25%, 12/15/2019	2,500,000	2,425,000
8.25%, 12/15/2020	500,000	517,500

		2,942,500

Containers & Packaging - 2.0%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.65% (B), 12/15/2019 (A)	2,000,000	2,017,500
3.88% (B), 05/15/2021 (A) (C)	2,500,000	2,528,125
Coveris Holding Corp.
10.00%, 06/01/2018 (A)	1,000,000	1,028,600
Coveris Holdings SA
7.88%, 11/01/2019 (A)	1,625,000	1,633,125

		7,207,350

Diversified Financial Services - 0.3%
Denali International LLC / Denali Finance Corp.
5.63%, 10/15/2020 (A)	1,000,000	1,048,800

Food Products - 0.5%
Post Holdings, Inc.
6.75%, 12/01/2021 (A)	500,000	533,750
7.75%, 03/15/2024 (A) (C)	1,000,000	1,106,250

		1,640,000

Health Care Providers & Services - 2.6%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021	1,000,000	995,000
LifePoint Health, Inc.
5.50%, 12/01/2021	500,000	524,795
5.88%, 12/01/2023	250,000	263,750
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 05/01/2023 (A)	3,350,000	3,488,154
Tenet Healthcare Corp.
4.15% (B), 06/15/2020	2,000,000	1,985,000
4.50%, 04/01/2021	2,000,000	2,010,000

		9,266,699

Hotels, Restaurants & Leisure - 0.1%
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	500,000	520,000

Household Durables - 0.3%
Meritage Homes Corp.
4.50%, 03/01/2018	1,000,000	1,022,500

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Products - 0.3%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	$ 1,000,000	$ 1,032,500

Machinery - 0.5%
Xerium Technologies, Inc.
9.50%, 08/15/2021 (A) (D)	2,000,000	1,990,000

Media - 0.7%
Cablevision Systems Corp.
7.75%, 04/15/2018	1,500,000	1,606,875
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022 (C)	500,000	517,500
6.50%, 11/15/2022	500,000	497,500

		2,621,875

Oil, Gas & Consumable Fuels - 0.5%
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	1,896,000	1,829,640

Software - 0.1%
Infor US, Inc.
5.75%, 08/15/2020 (A)	500,000	527,500

Technology Hardware, Storage & Peripherals - 0.4%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.45%, 06/15/2023 (A)	1,500,000	1,588,698

Wireless Telecommunication Services - 0.4%
Sprint Communications, Inc.
6.00%, 11/15/2022 (C)	1,500,000	1,286,820

Total Corporate Debt Securities (Cost $38,353,007)		38,813,632

LOAN ASSIGNMENTS - 81.2%
Aerospace & Defense - 0.4%
Silver II US Holdings LLC
Term Loan,
4.00% (B), 12/13/2019	1,501,237	1,389,270

Biotechnology - 0.7%
Concordia Healthcare Corp.
Term Loan,
5.25% (B), 10/21/2021	2,487,500	2,434,019

Building Products - 1.2%
Builders FirstSource, Inc.
Term Loan B,
6.00% (B), 07/31/2022	1,986,250	1,990,223
Ply Gem Industries, Inc.
Term Loan,
4.00% (B), 02/01/2021	2,369,806	2,368,817

		4,359,040

Capital Markets - 1.6%
Duff & Phelps Investment Management Co.
Term Loan B,
4.75% (B), 04/23/2020	972,450	969,411
Term Loan B1,
4.75% (B), 04/23/2020	492,500	490,961

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Capital Markets (continued)
Guggenheim Partners LLC
Term Loan,
4.25% (B), 07/22/2020	$ 2,948,295	$ 2,950,138
SIG Combibloc US Acquisition, Inc.
Term Loan,
4.25% (B), 03/13/2022	1,261,363	1,262,714

		5,673,224

Chemicals - 1.0%
Minerals Technologies, Inc.
Term Loan,
4.75% (B), 05/09/2021	2,100,000	2,118,375
Term Loan B1,
3.75% (B), 05/09/2021	151,545	151,734
Trinseo Materials Operating S.C.A.
Term Loan B,
4.25% (B), 11/05/2021	1,485,000	1,486,114

		3,756,223

Commercial Services & Supplies - 3.8%
Asurion LLC
Term Loan B1,
5.00% (B), 05/24/2019	807,171	806,767
Term Loan B4,
5.00% (B), 08/04/2022	732,833	733,749
EWT Holdings III Corp.
1st Lien Term Loan,
5.50% (B), 01/15/2021	498,750	497,503
Multi Packaging Solutions, Inc.
Term Loan,
4.25% (B), 09/30/2020	389,713	388,739
Term Loan A,
4.25% (B), 09/30/2020	388,734	387,762
Term Loan B,
4.25% (B), 09/30/2020	1,558,797	1,554,900
RGIS Services LLC
Term Loan C,
5.50% (B), 10/18/2017	481,288	406,689
TruGreen Limited Partnership
1st Lien Term Loan B,
6.50% (B), 04/13/2023	2,000,000	2,009,166
U.S. Security Associates Holdings, Inc.
Term Loan,
6.00% (B), 07/14/2023	500,000	498,750
Varsity Brands, Inc.
1st Lien Term Loan,
5.00% (B), 12/11/2021	3,951,146	3,957,073
W/S Packaging Group, Inc.
Term Loan B,
5.00% (B), 08/09/2019	465,064	376,701
Waste Industries USA, Inc.
Term Loan,
3.50% (B), 02/27/2020	595,477	595,850
WTG Holdings III Corp.
1st Lien Term Loan,
4.75% (B), 01/15/2021	1,633,683	1,639,809

		13,853,458

	Principal	Value
LOAN ASSIGNMENTS (continued)
Communications Equipment - 1.3%
AVSC Holding Corp.
1st Lien Term Loan,
4.50% (B), 01/24/2021	$ 3,637,229	$ 3,591,763
Riverbed Technology, Inc.
Term Loan,
5.00% (B), 04/24/2022	1,000,000	1,004,125

		4,595,888

Construction & Engineering - 0.7%
Granite Acquisition, Inc.
Term Loan B,
5.00% (B), 12/19/2021	1,907,730	1,864,806
Term Loan C,
5.00% (B), 12/19/2021	63,218	61,796
Pike Corp.
1st Lien Term Loan,
5.50% (B), 12/22/2021	729,032	727,210

		2,653,812

Consumer Finance - 0.7%
Altice US Finance I Corp.
Term Loan,
4.25% (B), 12/14/2022	2,474,366	2,477,459

Containers & Packaging - 5.6%
Anchor Glass Container Corp.
1st Lien Term Loan,
4.75% (B), 07/01/2022	4,971,863	4,975,592
Berry Plastics Holding Corp.
Term Loan H,
3.75% (B), 10/03/2022	500,000	501,528
BWAY Holding Co., Inc.
Term Loan B,
5.50% (B), 08/14/2020	2,395,340	2,391,848
Consolidated Container Co. LLC
Term Loan,
5.00% (B), 07/03/2019 (D)	1,898,702	1,860,728
Coveris Holdings SA
Term Loan B1,
4.50% (B), 05/08/2019 (D)	3,468,354	3,448,845
Hilex Poly Co. LLC
Term Loan B,
6.00% (B), 12/05/2021	1,532,959	1,541,582
Printpack Holdings, Inc.
Term Loan,
5.00% (B), 07/12/2023	2,791,352	2,793,110
Tekni-Plex, Inc.
Term Loan B,
4.50% (B), 06/01/2022	2,970,000	2,956,388

		20,469,621

Distributors - 0.5%
Autoparts Holdings, Ltd.
1st Lien Term Loan,
7.00% (B), 07/29/2017	1,936,370	1,824,060

Diversified Consumer Services - 2.0%
Affinion Group, Inc.
Term Loan B,
6.75% (B), 04/30/2018	973,705	923,396
Pre-Paid Legal Services, Inc.
1st Lien Term Loan,
6.50% (B), 07/01/2019 (D)	3,268,905	3,255,283

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Consumer Services (continued)
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
5.25% (B), 05/06/2021	$ 1,968,652	$ 1,966,684
2nd Lien Term Loan,
8.25% (B), 05/06/2022	1,000,000	996,250

		7,141,613

Diversified Financial Services - 1.1%
Duke Finance LLC
Term Loan,
7.00% (B), 10/28/2022	748,120	725,677
GP Investments Acquisition Corp.
Term Loan,
TBD, 06/06/2023 (D) (E)	1,500,000	1,443,750
Russell Investment Group
Term Loan B,
6.75% (B), 06/01/2023	2,000,000	1,875,000

		4,044,427

Diversified Telecommunication Services - 1.2%
Cincinnati Bell, Inc.
Term Loan B,
4.00% (B), 09/10/2020	875,250	872,697
Global Tel*Link Corp.
1st Lien Term Loan,
5.00% (B), 05/22/2020	712,499	661,437
Hawaiian Telcom Communications, Inc.
Term Loan B,
5.25% (B), 06/06/2019	1,977,148	1,973,265
Neptune Finance Co. Corp.
Term Loan B,
5.00% (B), 10/09/2022	997,500	1,003,734

		4,511,133

Electric Utilities - 0.3%
Lonestar Generation LLC
Term Loan B,
5.25% (B), 02/22/2021	1,468,731	1,130,923

Electrical Equipment - 0.3%
Trojan Battery Co. LLC
Term Loan,
5.75% (B), 06/11/2021	986,208	978,811

Electronic Equipment, Instruments & Components - 1.4%
Sensus USA, Inc.
Term Loan,
6.50% (B), 03/16/2023	4,112,607	4,110,892
Zebra Technologies Corp.
Term Loan B,
4.00% (B), 10/27/2021	859,091	863,119

		4,974,011

Energy Equipment & Services - 0.4%
Floatel International, Ltd.
Term Loan B,
6.00% (B), 06/27/2020	488,750	311,578
Paragon Offshore Finance Co.
Term Loan B,
TBD, 07/18/2021 (D) (E)	3,916,263	992,119

		1,303,697

Food & Staples Retailing - 4.0%
Albertson’s LLC
Term Loan B6,
4.75% (B), 06/22/2023	3,187,614	3,202,557

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food & Staples Retailing (continued)
Chef’s Warehouse Leasing Co. LLC
1st Lien Term Loan,
TBD, 06/03/2022 (D) (E)	$ 429,577	$ 430,651
Delayed Draw Term Loan,
TBD, 06/22/2022 (D) (E)	70,423	70,599
Give & Go Prepared Foods Corp.
1st Lien Term Loan,
TBD, 06/23/2023 (D) (E)	1,500,000	1,491,251
Hostess Brands LLC
1st Lien Term Loan,
4.50% (B), 08/03/2022	1,982,513	1,988,460
2nd Lien Term Loan,
8.50% (B), 08/03/2023	2,325,000	2,309,016
Rite Aid Corp.
2nd Lien Term Loan,
4.88% (B), 06/21/2021	1,500,000	1,502,344
5.75% (B), 08/21/2020	2,280,000	2,285,700
Supervalu, Inc.
Refinance Term Loan B,
5.50% (B), 03/21/2019	1,183,420	1,181,447

		14,462,025

Food Products - 2.7%
B&G Foods, Inc.
Term Loan B,
3.75% (B), 11/02/2022	640,110	642,510
Bellisio Foods, Inc.
Term Loan,
5.25% (B), 08/01/2019	736,985	721,324
CSM Bakery Solutions LLC
1st Lien Term Loan,
5.00% (B), 07/03/2020	2,447,427	2,444,368
Del Monte Foods, Inc.
1st Lien Term Loan,
4.25% (B), 02/18/2021	1,709,335	1,578,286
Dole Food Co., Inc.
Term Loan B,
4.50% (B), 11/01/2018	2,312,257	2,311,293
Hearthside Group Holdings LLC
Term Loan,
4.50% (B), 06/02/2021	980,000	978,138
Shearer’s Foods, Inc.
1st Lien Term Loan,
4.94% (B), 06/30/2021	982,500	970,219

		9,646,138

Health Care Equipment & Supplies - 3.3%
Alere, Inc.
Term Loan A,
3.75% (B), 06/18/2020	974,359	964,615
Term Loan B,
4.50% (B), 06/18/2022	1,767,817	1,742,562
CPI Buyer LLC
1st Lien Term Loan,
5.50% (B), 08/18/2021 (D)	1,580,480	1,544,920
DJO Finance LLC
Term Loan,
4.25% (B), 06/08/2020	2,722,500	2,657,841
Halyard Health, Inc.
Term Loan B,
4.00% (B), 11/01/2021	1,869,295	1,865,790
Kinetic Concepts, Inc.
Term Loan F1,
5.00% (B), 11/04/2020	458,762	459,336

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Equipment & Supplies (continued)
New Millennium HoldCo, Inc.
Term Loan,
7.50% (B), 12/21/2020	$ 168,169	$ 117,718
Onex Carestream Finance, LP
1st Lien Term Loan,
5.00% (B), 06/07/2019	2,515,890	2,451,420

		11,804,202

Health Care Providers & Services - 4.9%
Community Health Systems, Inc.
Term Loan G,
3.75% (B), 12/31/2019	2,167,925	2,130,800
Term Loan H,
4.00% (B), 01/27/2021	1,979,702	1,952,481
HCA, Inc.
Term Loan B6,
3.75% (B), 03/17/2023	1,895,250	1,907,688
IASIS Healthcare LLC
Term Loan B2,
4.50% (B), 05/03/2018	2,448,036	2,444,976
Medpace Holdings, Inc.
1st Lien Term Loan,
4.75% (B), 04/01/2021	1,195,463	1,198,452
Ortho-Clinical Diagnostics, Inc.
Term Loan B,
4.75% (B), 06/30/2021	2,453,703	2,372,731
Quorum Health Corp.
Term Loan B,
6.75% (B), 04/29/2022	2,867,813	2,881,555
RadNet, Inc.
Term Loan B,
TBD, 07/01/2023 (D) (E)	500,000	499,687
Surgery Center Holdings, Inc.
1st Lien Term Loan,
5.25% (B), 11/03/2020	1,486,196	1,487,125
Term Loan,
5.25% (B), 11/03/2020	498,750	500,620
Valitas Health Services, Inc.
Term Loan B,
8.00% (B), 06/02/2017	648,401	418,219

		17,794,334

Hotels, Restaurants & Leisure - 3.9%
Affinity Gaming LLC
Term Loan,
TBD, 07/01/2023 (D) (E)	500,000	499,583
Aristocrat Leisure, Ltd.
Term Loan B,
4.75% (B), 10/20/2021	1,288,588	1,292,816
Caesars Entertainment Resort Properties LLC
Term Loan B,
7.00% (B), 10/11/2020	487,500	476,227
Hilton Worldwide Finance LLC
Term Loan B2,
3.50% (B), 10/26/2020	845,000	846,526
MGM Growth Properties Operating Partnership LLC
Term Loan B,
4.00% (B), 04/25/2023	1,795,500	1,807,844
Mohegan Tribal Gaming Authority
Term Loan A,
4.50% (B), 06/15/2018	1,749,145	1,722,908
Term Loan B,
5.50% (B), 06/15/2018	1,354,880	1,351,492

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
NEP / NCP Holdco, Inc.
Term Loan,
4.25% (B), 01/22/2020	$ 1,461,437	$ 1,446,823
NPC International, Inc.
Term Loan B,
4.75% (B), 12/28/2018	489,536	488,924
Peninsula Gaming LLC
Term Loan,
4.25% (B), 11/20/2017	1,308,806	1,306,898
Scientific Games International, Inc.
Term Loan B1,
6.00% (B), 10/18/2020	1,954,924	1,952,481
Term Loan B2,
6.00% (B), 10/01/2021	986,234	983,461

		14,175,983

Household Durables - 1.1%
API Heat Transfer ThermaSys Corp.
Term Loan,
5.26% (B), 05/03/2019	948,718	770,043
Hoffmaster Group, Inc.
1st Lien Term Loan,
5.25% (B), 05/09/2020	1,452,589	1,452,589
Libbey Glass, Inc.
Term Loan B,
3.75% (B), 04/09/2021	1,441,919	1,438,314
Otter Products LLC
Term Loan,
5.75% (B), 06/03/2020	250,000	217,500

		3,878,446

Household Products - 2.4%
KIK Custom Products, Inc.
Term Loan B,
6.00% (B), 08/26/2022	2,977,500	2,956,410
Reynolds Group Holdings Inc.
Term Loan,
TBD, 02/01/2023 (D) (E)	525,606	526,024
4.50% (B), 12/01/2018	3,018,545	3,022,946
Spectrum Brands, Inc.
Term Loan,
3.51% (B), 06/23/2022	380,367	381,675
Sun Products Corp.
Term Loan,
5.50% (B), 03/23/2020	1,744,637	1,746,091

		8,633,146

Independent Power & Renewable Electricity Producers - 1.5%
Calpine Corp.
Term Loan B5,
3.50% (B), 05/27/2022	792,000	788,906
Term Loan B6,
4.00% (B), 01/15/2023	1,990,000	1,987,869
Dynegy Holdings, Inc.
Term Loan B2,
4.00% (B), 04/23/2020	2,443,418	2,434,255
Terra-Gen Finance Co. LLC
Term Loan B,
5.25% (B), 12/09/2021	474,422	400,887

		5,611,917

IT Services - 1.4%
First Data Corp.
Term Loan,
4.24% (B), 07/08/2022	3,000,000	3,008,907
4.49% (B), 03/24/2021	1,210,925	1,215,879

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2016 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
IT Services (continued)
USAGM HoldCo LLC
Term Loan,
4.75% (B), 07/28/2022	$ 796,000	$ 779,085

		5,003,871

Life Sciences Tools & Services - 0.2%
Jaguar Holding Co. II
Term Loan B,
4.25% (B), 08/18/2022	742,500	741,943

Machinery - 4.8%
Apex Tool Group LLC
Term Loan B,
4.50% (B), 01/31/2020	967,500	952,987
Doosan Infracore International, Inc.
Term Loan B,
4.50% (B), 05/28/2021	1,216,154	1,216,154
Filtration Group Corp.
1st Lien Term Loan,
4.25% (B), 11/21/2020	2,463,651	2,456,260
Gardner Denver, Inc.
Term Loan,
4.25% (B), 07/30/2020	1,956,067	1,858,263
Manitowoc Foodservice, Inc.
Term Loan B,
5.75% (B), 03/03/2023	1,838,141	1,861,118
Rexnord LLC
1st Lien Term Loan B,
4.00% (B), 08/21/2020	1,856,895	1,851,221
Wastequip LLC
Term Loan,
5.50% (B), 08/09/2019 (D)	3,367,492	3,361,178
Xerium Technologies, Inc.
1st Lien Term Loan B,
6.25% (B), 05/17/2019	3,683,915	3,674,705

		17,231,886

Marine - 0.5%
Commercial Barge Line Co.
1st Lien Term Loan,
9.75% (B), 11/12/2020	1,975,000	1,846,625

Media - 3.3%
Block Communications, Inc.
Term Loan B,
4.00% (B), 11/07/2021	982,512	984,354
Cumulus Media Holdings, Inc.
Term Loan,
4.25% (B), 12/23/2020	1,410,278	994,246
Learfield Communications, Inc.
1st Lien Term Loan,
4.25% (B), 10/09/2020	2,209,010	2,207,630
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan,
4.50% (B), 01/07/2022	2,797,959	2,748,994
MGOC, Inc.
Term Loan B,
4.00% (B), 07/31/2020	1,368,423	1,367,852
Quincy Newspapers, Inc.
Term Loan B,
5.50% (B), 10/13/2022	1,960,370	1,965,271

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Univision Communications, Inc.
Term Loan C4,
4.00% (B), 03/01/2020	$ 956,531	$ 955,635
WMG Acquisition Corp.
Term Loan,
3.75% (B), 07/01/2020	746,927	743,776

		11,967,758

Metals & Mining - 1.8%
American Rock Salt Holdings LLC
1st Lien Term Loan,
4.75% (B), 05/20/2021	1,476,165	1,384,828
Atkore International, Inc.
1st Lien Term Loan,
4.50% (B), 04/09/2021	1,104,465	1,099,863
2nd Lien Term Loan,
7.75% (B), 10/09/2021	692,000	690,270
FMG Resources PTY, Ltd.
Term Loan B,
4.25% (B), 06/30/2019	761,720	745,533
Novelis, Inc.
Term Loan B,
4.00% (B), 06/02/2022	1,980,000	1,975,545
WireCo WorldGroup, Inc.
Term Loan,
6.00% (B), 02/15/2017	458,720	456,617

		6,352,656

Multi-Utilities - 1.1%
PrimeLine Utility Services LLC
Term Loan,
6.50% (B), 11/12/2022 (D)	2,474,685	2,466,437
Solenis International, LP
1st Lien Term Loan,
4.25% (B), 07/31/2021	1,413,421	1,400,296

		3,866,733

Oil, Gas & Consumable Fuels - 1.5%
CITGO Holding, Inc.
Term Loan B,
9.50% (B), 05/12/2018	2,028,804	2,047,402
Maple Holdings Acquisition Corp.
Term Loan B,
5.25% (B), 03/03/2023	2,556,000	2,573,041
Southeast PowerGen LLC
Term Loan B,
4.50% (B), 12/02/2021	953,750	921,163

		5,541,606

Personal Products - 1.9%
Revlon Consumer Products Corp.
Term Loan,
4.00% (B), 10/08/2019	3,324,256	3,324,256
Term Loan B,
TBD, 07/22/2023 (D) (E)	3,500,000	3,495,625

		6,819,881

Pharmaceuticals - 3.5%
Akorn, Inc.
Term Loan B,
5.25% (B), 04/16/2021	2,502,343	2,511,727
Amneal Pharmaceuticals LLC
Term Loan,
4.50% (B), 11/01/2019	1,905,527	1,888,259

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2016 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Pharmaceuticals (continued)
Catalent Pharma Solutions, Inc.
Term Loan B,
4.25% (B), 05/20/2021	$ 2,702,429	$ 2,710,687
Endo Luxembourg Finance Co. I SARL
Term Loan B,
3.75% (B), 09/26/2022	995,000	984,340
PCI Pharma Services
1st Lien Term Loan B,
5.00% (B), 06/24/2023	1,000,000	997,500
Valeant Pharmaceuticals International, Inc.
Series E, Term Loan B,
4.75% (B), 08/05/2020	3,202,498	3,156,747
Term Loan B F1,
5.00% (B), 04/01/2022	573,730	568,638

		12,817,898

Professional Services - 0.9%
Ceridian LLC
Term Loan,
4.50% (B), 09/15/2020	3,262,814	3,132,302

Real Estate Investment Trusts - 0.4%
Communications Sales & Leasing, Inc.
Term Loan B,
5.00% (B), 10/24/2022	990,000	988,762
Istar Financial, Inc.
Term Loan B,
5.50% (B), 07/01/2020	500,000	502,500

		1,491,262

Real Estate Management & Development - 2.1%
CityCenter Holdings LLC
Term Loan B,
4.25% (B), 10/16/2020	1,606,663	1,614,027
DTZ U.S. Borrower LLC
1st Lien Term Loan,
4.25% (B), 11/04/2021 (D)	3,077,271	3,054,960
Realogy Corp.
Term Loan B,
3.75% (B), 07/20/2022	3,070,690	3,083,486

		7,752,473

Road & Rail - 0.4%
Fly Funding II SARL
Term Loan B,
3.50% (B), 08/09/2019	1,548,295	1,545,877

Semiconductors & Semiconductor Equipment - 2.4%
Ardent Legacy Acquisitions, Inc.
Term Loan B,
6.50% (B), 08/04/2021	4,045,419	4,045,419
Avago Technologies Cayman, Ltd.
Term Loan B1,
4.25% (B), 02/01/2023	3,739,744	3,745,458
Lattice Semiconductor Corp.
Term Loan,
5.25% (B), 03/10/2021	982,774	961,276

		8,752,153

Software - 2.9%
BMC Foreign Holding Co.
Term Loan,
5.00% (B), 09/10/2020	487,500	443,016

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
BMC Software Finance, Inc.
Term Loan,
5.00% (B), 09/10/2020	$ 470,139	$ 430,530
Infor, Inc.
Term Loan B3,
3.75% (B), 06/03/2020	967,778	954,169
Term Loan B5,
3.75% (B), 06/03/2020	1,409,354	1,392,794
Kronos, Inc.
Term Loan,
4.50% (B), 10/30/2019	1,938,834	1,943,334
Magic Newco LLC
1st Lien Term Loan,
5.00% (B), 12/12/2018	1,675,732	1,679,922
Solera Holdings, Inc.
Term Loan B,
5.75% (B), 03/03/2023	1,995,000	2,009,250
Sophia, LP
Term Loan B,
4.75% (B), 09/30/2022	795,990	795,791
SS&C Technologies, Inc.
Term Loan B1,
4.00% (B), 07/08/2022	711,435	714,865
Term Loan B2,
4.00% (B), 07/08/2022	92,175	92,619

		10,456,290

Specialty Retail - 1.3%
Men’s Wearhouse, Inc.
Term Loan,
5.00% (B), 06/18/2021	2,000,000	1,910,000
PetSmart, Inc.
Term Loan B1,
4.25% (B), 03/11/2022	2,958,769	2,962,130

		4,872,130

Technology Hardware, Storage & Peripherals - 2.5%
Dell International LLC
Term Loan B2,
4.00% (B), 04/29/2020	2,923,136	2,921,569
Dell, Inc.
Term Loan B,
TBD, 05/24/2023 (D) (E)	2,500,000	2,500,000
Diebold, Inc.
Term Loan,
5.25% (B), 11/06/2023	2,400,000	2,400,000
Western Digital Corp.
Term Loan B,
6.25% (B), 04/29/2023	1,200,000	1,210,200

		9,031,769

Trading Companies & Distributors - 0.3%
LBM Borrower LLC
1st Lien Term Loan,
6.25% (B), 08/20/2022	1,178,594	1,168,281

Total Loan Assignments (Cost $295,587,853)		293,970,274

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2016 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCK - 0.0% (F)
Health Care Equipment & Supplies - 0.0% (F)
Millennium Health Equity (G)	4,938	$ 16,049

Total Common Stock (Cost $27,159)		16,049

EXCHANGE-TRADED FUNDS - 3.1%
U.S. Fixed Income Funds - 3.1%
PowerShares Senior Loan Portfolio (C)	200,000	4,640,000
SPDR Barclays Short Term High Yield Bond ETF	70,000	1,899,800
SPDR Blackstone / GSO Senior Loan ETF (C)	100,000	4,708,000

Total Exchange-Traded Funds (Cost $11,503,783)		11,247,800

SECURITIES LENDING COLLATERAL - 1.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (H)	6,695,192	6,695,192

Total Securities Lending Collateral (Cost $6,695,192)		6,695,192

	Principal	Value
REPURCHASE AGREEMENT - 9.0%
State Street Bank & Trust Co. 0.03% (H), dated 07/29/2016, to be repurchased at $32,693,343 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 05/31/2023, and with a value of $33,348,563.	$ 32,693,262	32,693,262

Total Repurchase Agreement (Cost $32,693,262)		32,693,262

Total Investments (Cost $384,860,256) (I)		383,436,209
Net Other Assets (Liabilities) - (5.9)%		(21,229,977)

Net Assets - 100.0%		$ 362,206,232

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2016 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$38,813,632	$—	$38,813,632
Loan Assignments	—	293,970,274	—	293,970,274
Common Stock	16,049	—	—	16,049
Exchange-Traded Funds	11,247,800	—	—	11,247,800
Securities Lending Collateral	6,695,192	—	—	6,695,192
Repurchase Agreement	—	32,693,262	—	32,693,262

Total Investments	$17,959,041	$365,477,168	$—	$383,436,209

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the total value of 144A securities is $21,935,142, representing 6.1% of the Fund’s net assets.

(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2016.
(C)

All or a portion of the securities are on loan. The total value of all securities on loan is $6,549,016. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after July 31, 2016.
(E)	All or a portion of the security represents unsettled loan commitments at July 31, 2016 where the rate will be determined at time of settlement.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Non-income producing security.
(H)	Rates disclosed reflect the yields at July 31, 2016.
(I)

Aggregate cost for federal income tax purposes is $384,860,256. Aggregate gross unrealized appreciation and depreciation for all securities is $2,441,242 and $3,865,289, respectively. Net unrealized depreciation for tax purposes is $1,424,047.

(J)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

TBD	To Be Determined

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2016 Form N-Q

Transamerica Global Bond

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 5.1%
United States - 5.1%
CarMax Auto Owner Trust
Series 2016-2, Class A3,
1.52%, 02/16/2021	$ 820,000	$ 824,934
Chrysler Capital Auto Receivables Trust
Series 2016-AA, Class B,
2.88%, 02/15/2022 (A)	820,000	826,117
NextGear Floorplan Master Owner Trust
Series 2016-1A, Class A2,
2.74%, 04/15/2021 (A)	800,000	802,904

Total Asset-Backed Securities (Cost $2,439,625)		2,453,955

CORPORATE DEBT SECURITIES - 19.4%
Austria - 0.8%
Eldorado Intl. Finance GmbH
8.63%, 06/16/2021 (A) (B)	200,000	171,000
JBS Investments GmbH
7.75%, 10/28/2020 (A)	200,000	212,000

		383,000

Bermuda - 1.5%
Digicel, Ltd.
6.75%, 03/01/2023 (A)	500,000	463,500
Tengizchevroil Finance Co. International, Ltd.
4.00%, 08/15/2026 (A) (B)	235,000	234,172

		697,672

Canada - 0.8%
Royal Bank of Canada
4.65%, 01/27/2026, MTN (B)	340,000	373,936

Cayman Islands - 2.4%
Dubai Holding Commercial Operations, Ltd.
6.00%, 02/01/2017, MTN	GBP 150,000	201,247
Marfrig Overseas, Ltd.
9.50%, 05/04/2020 (A)	$ 300,000	309,000
Vale Overseas, Ltd.
5.88%, 06/10/2021 (B)	600,000	621,000

		1,131,247

Colombia - 0.9%
Bancolombia SA
6.13%, 07/26/2020	400,000	430,000

France - 0.9%
SFR Group SA
5.63%, 05/15/2024 (A)	EUR 400,000	455,250

Guernsey, Channel Islands - 0.7%
Credit Suisse Group Funding Guernsey, Ltd.
4.55%, 04/17/2026 (A) (B)	$ 340,000	358,847

Ireland - 2.5%
GE Capital UK Funding Unlimited Co.
4.13%, 09/28/2017, MTN	GBP 500,000	686,712
5.13%, 05/24/2023, MTN	320,000	531,418

		1,218,130

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Luxembourg - 0.5%
Gazprom OAO Via GAZ Capital SA
3.76%, 03/15/2017, MTN (C)	EUR 200,000	$ 226,954

Netherlands - 1.0%
Marfrig Holdings Europe BV
8.00%, 06/08/2023 (A)	$ 85,000	87,338
Petrobras Global Finance BV
8.38%, 05/23/2021 (B)	250,000	264,312
8.75%, 05/23/2026 (B)	140,000	145,558

		497,208

Sri Lanka - 1.0%
Bank of Ceylon
6.88%, 05/03/2017 (C)	455,000	465,829

Turkey - 0.5%
Turkiye Garanti Bankasi AS
3.38%, 07/08/2019, MTN (C)	EUR 200,000	222,203

United Kingdom - 0.7%
HSBC Holdings PLC
3.90%, 05/25/2026	$ 340,000	353,067

United States - 5.2%
Bank of America Corp.
3.50%, 04/19/2026, MTN (B)	340,000	354,958
Citigroup, Inc.
4.45%, 09/29/2027	235,000	246,420
Goldman Sachs Group, Inc.
5.20%, 12/17/2019	NZD 1,270,000	965,061
Morgan Stanley
3.13%, 08/05/2021	CAD 700,000	557,839
7.60%, 08/08/2017, MTN	NZD 500,000	375,473

		2,499,751

Total Corporate Debt Securities (Cost $9,591,796)		9,313,094

FOREIGN GOVERNMENT OBLIGATIONS - 68.5%
Argentina - 0.9%
Argentina Republic Government International Bond
0.00% (D), 12/15/2035	$ 1,835,000	189,923
7.13%, 07/06/2036 (A) (B)	225,000	228,600

		418,523

Australia - 1.8%
Queensland Treasury Corp.
5.50%, 06/21/2021 (C)	AUD 1,000,000	887,246

Austria - 4.0%
Austria Government Bond
Series 1,
1.65%, 10/21/2024 (C)	EUR 1,490,000	1,919,095

Belgium - 3.1%
Belgium Government Bond
1.60%, 06/22/2047 (C)	1,143,596	1,510,975

Brazil - 5.9%
Brazil Government International Bond
4.88%, 01/22/2021	$ 440,000	467,060
5.63%, 02/21/2047	245,000	237,344

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Global Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Brazil (continued)
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2017 - 01/01/2027	BRL 7,415,000	$ 2,128,263

		2,832,667

Canada - 5.7%
Canada Government Bond
1.25%, 03/01/2018	CAD 650,000	503,407
2.25%, 06/01/2025	1,390,000	1,184,351
3.50%, 12/01/2045	528,000	578,893
Province of Quebec
4.50%, 12/01/2020	550,000	480,836

		2,747,487

Colombia - 1.0%
Colombia TES
7.00%, 05/04/2022	COP 1,429,500,000	459,465

Croatia - 2.4%
Croatia Government International Bond
3.88%, 05/30/2022 (C)	EUR 625,000	730,194
6.75%, 11/05/2019 (A) (B)	$ 400,000	438,188

		1,168,382

France - 1.2%
France Government Bond OAT
3.25%, 05/25/2045 (C)	EUR 311,263	562,973

Germany - 0.6%
Bundesrepublik Deutschland
2.50%, 08/15/2046 (C)	161,614	291,653

Hungary - 3.0%
Hungary Government Bond
3.50%, 06/24/2020	HUF 94,000,000	360,481
5.50%, 06/24/2025	140,000,000	611,015
Hungary Government International Bond
4.13%, 02/19/2018	$ 450,000	465,041

		1,436,537

Indonesia - 1.0%
Indonesia Government International Bond
3.75%, 06/14/2028 (A)	EUR 315,000	378,474
Indonesia Treasury Bond
8.38%, 09/15/2026	IDR 1,378,000,000	116,249

		494,723

Italy - 2.4%
Italy Buoni Poliennali del Tesoro
1.50%, 06/01/2025	EUR 985,000	1,147,152

Mexico - 2.1%
Mexico Bonos
7.50%, 06/03/2027	MXN 11,000,000	653,674
8.50%, 12/13/2018	6,000,000	342,287

		995,961

Netherlands - 2.5%
Netherlands Government Bond
2.50%, 01/15/2033 (C)	EUR 790,000	1,215,840

Republic of Korea - 0.4%
Export-Import Bank of Korea
3.00%, 05/22/2018, MTN (C)	NOK 1,500,000	182,122

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Romania - 2.9%
Romania Government Bond
2.50%, 04/29/2019	RON 1,490,000	$ 382,997
4.75%, 02/24/2025	750,000	210,207
5.80%, 07/26/2027	690,000	208,614
Romania Government International Bond
4.88%, 11/07/2019, MTN (C)	EUR 453,000	580,466

		1,382,284

Russian Federation - 1.7%
Russian Federation Federal Bond - OFZ
7.00%, 08/16/2023	RUB 29,700,000	417,776
7.50%, 02/27/2019	26,799,000	393,112

		810,888

Slovenia - 0.9%
Slovenia Government Bond
4.63%, 09/09/2024 (C)	EUR 293,000	430,337

Spain - 4.2%
Spain Government Bond
1.60%, 04/30/2025 (C)	497,000	589,817
5.15%, 10/31/2028 - 10/31/2044 (C)	836,000	1,440,721

		2,030,538

Supranational - 14.3%
Banque Ouest Africaine de Developpement
5.50%, 05/06/2021 (A)	$ 455,000	477,750
Black Sea Trade & Development Bank
4.88%, 05/06/2021 (A)	455,000	479,479
European Investment Bank
2.25%, 03/07/2020, MTN (C)	GBP 600,000	843,683
Inter-American Development Bank
7.00%, 02/04/2019, MTN	IDR 4,250,000,000	321,495
7.25%, 07/17/2017, MTN	13,000,000,000	989,016
International Bank for Reconstruction & Development
1.38%, 06/23/2019	SEK 2,000,000	243,987
3.00%, 10/19/2026 (E)	AUD 1,224,000	974,591
6.38%, 08/07/2018	INR 17,100,000	255,026
3.50%, 01/22/2021, MTN	NZD 645,000	482,787
3.75%, 05/19/2017, MTN	NOK 3,250,000	393,213
International Finance Corp.
3.88%, 02/26/2018, MTN	NZD 500,000	369,297
6.45%, 10/30/2018, MTN	INR 30,000,000	448,811
7.75%, 12/03/2016, MTN	35,000,000	522,265
7.80%, 06/03/2019, MTN	4,500,000	70,219

		6,871,619

Sweden - 2.3%
Kommuninvest I Sverige AB
1.11% (D), 11/15/2016	NOK 1,500,000	177,833
Sweden Government Bond
1.00%, 11/12/2026	SEK 7,150,000	911,948

		1,089,781

Turkey - 2.7%
Turkey Government International Bond
5.88%, 04/02/2019	EUR 1,040,000	1,274,632

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Global Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom - 1.5%
U.K. Gilt
4.25%, 06/07/2032 (C)	GBP 250,000	$ 475,337
4.75%, 12/07/2030 (C)	130,000	256,057

		731,394

Total Foreign Government Obligations (Cost $32,366,177)		32,892,274

MORTGAGE-BACKED SECURITY - 1.7%
United States - 1.7%
Hilton USA Trust
Series 2013-HLT, Class AFX,
2.66%, 11/05/2030 (A)	$ 800,000	804,837

Total Mortgage-Backed Security (Cost $802,437)		804,837

U.S. GOVERNMENT AGENCY OBLIGATION - 1.8%
FREMF Mortgage Trust
Series 2012-K707, Class B,
3.88% (D), 01/25/2047 (A)	830,000	857,937

Total U.S. Government Agency Obligation (Cost $855,840)		857,937

U.S. GOVERNMENT OBLIGATION - 0.2%
U.S. Treasury Note
1.63%, 05/15/2026 (B)	105,000	106,571

Total U.S. Government Obligation (Cost $105,641)		106,571

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (F)	2,755,932	2,755,932

Total Securities Lending Collateral (Cost $2,755,932)		2,755,932

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co. 0.03% (F), dated 07/29/2016, to be repurchased at $779,807 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 06/30/2020, and with a value of $800,475.	$ 779,806	779,806

Total Repurchase Agreement (Cost $779,806)		779,806

Total Investments (Cost $49,697,254) (G)		49,964,406
Net Other Assets (Liabilities) - (4.0)%		(1,942,708)

Net Assets - 100.0%		$ 48,021,698

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica Global Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	08/31/2016	AUD	131,618	USD	98,246	$1,669	$—
BOA	08/31/2016	USD	7,352,997	EUR	6,680,231	—	(124,322)
BOA	08/31/2016	USD	3,000,236	GBP	2,286,157	—	(26,841)
BOA	08/31/2016	USD	477,000	MXN	8,995,982	—	(1,232)
BOA	08/31/2016	USD	1,203,207	NZD	1,710,073	—	(30,029)
HSBC	08/31/2016	USD	520,914	MXN	9,832,934	—	(1,811)
HSBC	08/31/2016	USD	445,385	NOK	3,821,371	—	(7,574)
HSBC	08/31/2016	USD	988,016	NZD	1,368,993	753	—
JPM	08/31/2016	JPY	1,327,800,616	USD	12,602,248	424,524	—
JPM	08/31/2016	USD	4,700,000	JPY	484,934,044	—	(57,586)
SCB	08/31/2016	HUF	130,198,002	USD	456,961	11,026	—
SCB	08/31/2016	USD	1,003,231	CAD	1,322,038	—	(9,530)

Total						$437,972	$(258,925)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	65.8%	$ 32,892,274
Asset-Backed Securities	4.9	2,453,955
Banks	4.9	2,446,413
Capital Markets	4.5	2,257,220
Diversified Financial Services	2.4	1,218,130
Diversified Telecommunication Services	1.8	918,750
Oil, Gas & Consumable Fuels	1.8	870,996
U.S. Government Agency Obligation	1.7	857,937
Mortgage-Backed Security	1.6	804,837
Metals & Mining	1.3	621,000
Food Products	1.2	608,338
Commercial Services & Supplies	0.4	201,247
Paper & Forest Products	0.4	171,000
U.S. Government Obligation	0.2	106,571

Investments, at Value	92.9	46,428,668
Short-Term Investments	7.1	3,535,738

Total Investments	100.0%	$ 49,964,406

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$2,453,955	$—	$2,453,955
Corporate Debt Securities	—	9,313,094	—	9,313,094
Foreign Government Obligations	—	32,892,274	—	32,892,274
Mortgage-Backed Security	—	804,837	—	804,837
U.S. Government Agency Obligation	—	857,937	—	857,937
U.S. Government Obligation	—	106,571	—	106,571
Securities Lending Collateral	2,755,932	—	—	2,755,932
Repurchase Agreement	—	779,806	—	779,806

Total Investments	$2,755,932	$47,208,474	$—	$49,964,406

Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$437,972	$—	$437,972

Total Other Financial Instruments	$—	$437,972	$—	$437,972

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2016 Form N-Q

Transamerica Global Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$(258,925)	$—	$(258,925)

Total Other Financial Instruments	$—	$(258,925)	$—	$(258,925)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the total value of 144A securities is $7,585,393, representing 15.8% of the Fund’s net assets.

(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $2,699,534. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)

Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the total value of Regulation S securities is $12,831,502, representing 26.7% of the Fund’s net assets.

(D)	Floating or variable rate securities. The rates disclosed are as of July 31, 2016.
(E)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after July 31, 2016.
(F)	Rates disclosed reflect the yields at July 31, 2016.
(G)

Aggregate cost for federal income tax purposes is $49,697,254. Aggregate gross unrealized appreciation and depreciation for all securities is $1,715,188 and $1,448,036, respectively. Net unrealized appreciation for tax purposes is $267,152.

(H)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America, N.A.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2016 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
China - 2.7%
Baidu, Inc., ADR (A)	16,032	$ 2,558,707
Tencent Holdings, Ltd.	158,400	3,807,693

		6,366,400

France - 3.6%
Cie de Saint-Gobain	79,543	3,370,413
Safran SA	73,956	5,027,117

		8,397,530

Germany - 2.6%
HeidelbergCement AG	73,106	6,190,423

Indonesia - 0.9%
Bank Rakyat Indonesia Persero Tbk PT	1,927,100	1,695,601
Semen Indonesia Persero Tbk PT	652,200	466,799

		2,162,400

Italy - 0.4%
Luxottica Group SpA	17,878	867,662

Japan - 12.0%
Amada Holdings Co., Ltd. (B)	282,123	3,116,113
Kansai Electric Power Co., Inc. (A)	510,900	4,788,796
Kyocera Corp. (B)	89,400	4,285,347
Nabtesco Corp.	93,666	2,541,884
NGK Spark Plug Co., Ltd.	121,395	2,029,694
Nippon Telegraph & Telephone Corp.	134,900	6,453,148
SMC Corp.	10,715	2,854,778
Tokyo Gas Co., Ltd.	543,000	2,336,228

		28,405,988

Netherlands - 3.1%
ABN AMRO Group NV, CVA (C)	117,814	2,189,122
ING Groep NV	463,322	5,179,942

		7,369,064

Republic of Korea - 4.6%
Hyundai Motor Co.	10,887	1,282,939
Korea Electric Power Corp., ADR	165,273	4,493,773
Korea Electric Power Corp.	53,303	2,916,997
NAVER Corp.	2,824	1,789,974
Samsung SDI Co., Ltd.	4,031	379,655

		10,863,338

Sweden - 1.9%
Atlas Copco AB, A Shares	25,037	703,096
Swedbank AB, Class A	179,211	3,765,588

		4,468,684

Switzerland - 2.3%
Novartis AG, ADR	65,414	5,446,370

United Kingdom - 7.6%
BP PLC, ADR	45,947	1,580,577
Compass Group PLC	263,047	4,999,140
Delphi Automotive PLC, Class A	57,278	3,884,594
Pentair PLC	75,721	4,832,514
Prudential PLC	148,776	2,628,582

		17,925,407

	Shares	Value
COMMON STOCKS (continued)
United States - 55.5%
Abbott Laboratories	22,366	$ 1,000,879
Aflac, Inc.	33,147	2,395,865
Alphabet, Inc., Class C (A)	9,770	7,511,078
Amazon.com, Inc. (A)	5,949	4,514,161
Annaly Capital Management, Inc., REIT (B)	316,102	3,470,800
Becton Dickinson and Co.	24,984	4,397,184
Biogen, Inc. (A)	3,475	1,007,507
Buffalo Wild Wings, Inc. (A)	16,396	2,753,872
Cabot Oil & Gas Corp.	92,695	2,286,786
Capital One Financial Corp.	72,113	4,837,340
Cerner Corp. (A)	53,906	3,363,195
Chevron Corp.	23,046	2,361,754
Comcast Corp., Class A	77,944	5,241,734
ConocoPhillips	70,860	2,892,505
CVS Health Corp.	53,368	4,948,281
Illumina, Inc. (A)	13,101	2,179,351
JPMorgan Chase & Co.	97,553	6,240,465
Kinder Morgan, Inc.	267,400	5,436,242
Mallinckrodt PLC (A)	49,794	3,353,128
Microsoft Corp.	123,792	7,016,531
NIKE, Inc., Class B	29,113	1,615,772
Oracle Corp.	109,669	4,500,816
Regeneron Pharmaceuticals, Inc., Class A (A)	4,069	1,729,813
Reinsurance Group of America, Inc., Class A	56,486	5,606,236
Royal Caribbean Cruises, Ltd., Class A	78,060	5,654,666
SBA Communications Corp., Class A (A)	29,675	3,412,625
Shire PLC, Class B, ADR	27,753	5,387,412
Southwest Airlines Co.	79,169	2,930,045
St. Jude Medical, Inc.	30,604	2,541,356
Ultragenyx Pharmaceutical, Inc. (A) (B)	20,807	1,316,667
United Continental Holdings, Inc. (A)	66,800	3,132,252
Visa, Inc., Class A (B)	74,808	5,838,764
WEC Energy Group, Inc.	85,967	5,580,118
Wells Fargo & Co.	95,288	4,570,965

		131,026,165

Total Common Stocks (Cost $219,533,465)		229,489,431

PREFERRED STOCK - 0.9%
Republic of Korea - 0.9%
Hyundai Motor Co.
1.99% (D)	23,936	2,147,541

Total Preferred Stock (Cost $2,635,741)		2,147,541

SECURITIES LENDING COLLATERAL - 3.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (D)	8,562,942	8,562,942

Total Securities Lending Collateral (Cost $8,562,942)		8,562,942

Total Investments (Cost $230,732,148) (E)		240,199,914
Net Other Assets (Liabilities) - (1.8)%		(4,163,302)

Net Assets - 100.0%		$ 236,036,612

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	9.8%	$ 23,641,683
Internet Software & Services	6.5	15,667,452
Oil, Gas & Consumable Fuels	6.1	14,557,864
Machinery	5.9	14,048,385
Hotels, Restaurants & Leisure	5.6	13,407,678
Electric Utilities	5.1	12,199,566
Software	4.8	11,517,347
Insurance	4.4	10,630,683
Diversified Telecommunication Services	4.1	9,865,773
Biotechnology	3.9	9,441,399
Pharmaceuticals	3.7	8,799,498
Health Care Equipment & Supplies	3.3	7,939,419
Construction Materials	2.8	6,657,222
Airlines	2.5	6,062,297
Auto Components	2.5	5,914,288
IT Services	2.4	5,838,764
Multi-Utilities	2.3	5,580,118
Media	2.2	5,241,734
Aerospace & Defense	2.1	5,027,117
Food & Staples Retailing	2.1	4,948,281
Consumer Finance	2.0	4,837,340
Electronic Equipment, Instruments & Components	1.9	4,665,002
Internet & Catalog Retail	1.9	4,514,161
Real Estate Investment Trusts	1.4	3,470,800
Automobiles	1.4	3,430,480
Building Products	1.4	3,370,413
Health Care Technology	1.4	3,363,195
Textiles, Apparel & Luxury Goods	1.0	2,483,434
Gas Utilities	1.0	2,336,228
Life Sciences Tools & Services	0.9	2,179,351

Investments, at Value	96.4	231,636,972
Short-Term Investments	3.6	8,562,942

Total Investments	100.0%	$ 240,199,914

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$153,822,700	$75,666,731	$—	$229,489,431
Preferred Stock	—	2,147,541	—	2,147,541
Securities Lending Collateral	8,562,942	—	—	8,562,942

Total Investments	$162,385,642	$77,814,272	$—	$240,199,914

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $8,354,633. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the value of the 144A security is $2,189,122, representing 0.9% of the Fund’s net assets.

(D)	Rates disclosed reflect the yields at July 31, 2016.
(E)

Aggregate cost for federal income tax purposes is $230,732,148. Aggregate gross unrealized appreciation and depreciation for all securities is $21,383,081 and $11,915,315, respectively. Net unrealized appreciation for tax purposes is $9,467,766.

(F)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 150.4%
Australia - 0.4%
Orocobre, Ltd. (A)	10,700	$ 33,664

Belgium - 2.1%
Bekaert SA (B)	1,700	77,896
KBC Groep NV (A) (B)	2,200	114,335

		192,231

Bermuda - 1.0%
Arch Capital Group, Ltd. (A) (B)	1,300	94,419

Brazil - 0.3%
QGEP Participacoes SA	14,900	28,078

Canada - 2.8%
Agnico Eagle Mines, Ltd. (B)	2,300	133,722
Bonavista Energy Corp.	15,200	40,979
Enerplus Corp. (B)	6,700	39,923
Silver Standard Resources, Inc. (A) (B)	2,900	40,469

		255,093

China - 3.9%
AAC Technologies Holdings, Inc. (B)	8,600	80,254
Alibaba Group Holding, Ltd., ADR (A)	400	32,992
BYD Electronic International Co., Ltd. (A)	39,800	30,267
China BlueChemical, Ltd., H Shares	26,000	5,194
Dongfeng Motor Group Co., Ltd., Class H	85,000	104,848
Fu Shou Yuan International Group, Ltd.	41,500	27,868
PICC Property & Casualty Co., Ltd., Class H	47,600	73,746

		355,169

Denmark - 3.3%
Novo Nordisk A/S, Class B (B)	1,500	85,466
Pandora A/S (B)	1,150	149,679
Royal Unibrew A/S	1,500	68,986

		304,131

France - 5.7%
AXA SA (B)	2,500	50,953
BNP Paribas SA (B)	850	42,151
Capgemini SA (B)	500	48,046
Cellectis SA, ADR (A) (B)	500	13,185
Christian Dior SE (B)	700	126,586
Eurazeo SA (B)	750	47,937
Orange SA (B)	1,000	15,305
Safran SA (B)	500	33,987
Societe Generale SA (B)	600	20,496
TOTAL SA (B)	1,700	81,270
Vinci SA (B)	500	37,950

		517,866

Germany - 3.7%
Allianz SE, Class A (B)	600	86,064
Aroundtown Property Holdings PLC (A)	6,200	31,747
Daimler AG (B)	650	44,198
HeidelbergCement AG (B)	600	50,806
Osram Licht AG (B)	900	46,778
ThyssenKrupp AG (B)	3,500	80,217

		339,810

Hong Kong - 3.6%
Beijing Enterprises Water Group, Ltd.	73,500	44,621

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
BOC Hong Kong Holdings, Ltd. (B)	31,600	$ 103,658
China Mobile, Ltd. (B)	5,200	64,108
CK Hutchison Holdings, Ltd.	10,200	119,375

		331,762

Ireland - 1.0%
Experian PLC (B)	1,600	31,276
Greencore Group PLC	14,900	64,601

		95,877

Israel - 0.3%
Teva Pharmaceutical Industries, Ltd., ADR	500	26,750

Italy - 3.2%
Buzzi Unicem SpA (B)	2,700	54,093
Hera SpA	21,600	61,241
Intesa Sanpaolo SpA	30,000	66,074
Mediobanca SpA (B)	5,100	35,722
Prysmian SpA (B)	2,200	51,455
Recordati SpA	800	25,947

		294,532

Japan - 13.6%
Alps Electric Co., Ltd. (B)	2,200	50,453
DTS Corp. (B)	1,700	33,988
Fuji Heavy Industries, Ltd. (B)	3,100	121,983
Haseko Corp. (B)	8,000	86,166
Kose Corp. (B)	1,100	103,278
LaSalle Logiport REIT (A)	25	26,143
Mitsubishi Corp. (B)	2,100	36,604
Mitsubishi UFJ Financial Group, Inc. (B)	6,900	35,300
Mizuho Financial Group, Inc.	50,000	81,884
Nippo Corp. (B)	2,400	44,479
Nippon Telegraph & Telephone Corp. (B)	3,900	186,562
Ono Pharmaceutical Co., Ltd. (B)	300	10,887
ORIX Corp. (B)	3,500	50,218
Resona Holdings, Inc. (B)	11,900	48,400
Resorttrust, Inc. (B)	3,750	86,184
Sanwa Holdings Corp. (B)	4,600	48,509
Suruga Bank, Ltd. (B)	4,300	99,709
Temp Holdings Co., Ltd. (B)	1,200	19,758
Tosoh Corp. (B)	14,000	72,446

		1,242,951

Luxembourg - 0.5%
B&M European Value Retail SA	13,800	46,992

Mexico - 2.5%
Compartamos SAB de CV	8,500	15,785
Gruma SAB de CV, Class B	4,100	59,027
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	8,200	51,037
Grupo Mexico SAB de CV, Series B	10,900	26,300
Wal-Mart de Mexico SAB de CV	35,000	79,893

		232,042

Netherlands - 5.0%
Corbion NV (B)	1,200	28,871
ING Groep NV	10,400	116,272
Koninklijke Ahold Delhaize NV	3,576	85,397
Koninklijke Vopak NV (B)	1,600	82,267
NN Group NV (B)	2,700	72,824
Royal Dutch Shell PLC, Class B (B)	2,600	68,888

		454,519

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Norway - 0.4%
Europris ASA (A) (C)	5,600	$ 24,226
Statoil ASA (B)	800	12,592

		36,818

Philippines - 1.1%
Manila Electric Co.	8,600	59,147
Security Bank Corp.	9,600	44,627

		103,774

Portugal - 0.4%
EDP - Energias de Portugal SA	12,100	41,503

Republic of Korea - 2.3%
Kangwon Land, Inc.	3,400	124,448
Korea Electric Power Corp.	900	49,252
SK Hynixm, Inc.	1,100	33,781

		207,481

Singapore - 1.0%
Broadcom, Ltd.	200	32,396
SATS, Ltd.	17,400	56,715

		89,111

South Africa - 2.5%
AngloGold Ashanti, Ltd., ADR (A)	2,100	46,011
Hyprop Investments, Ltd., REIT	4,000	38,878
Mondi PLC (B)	3,500	70,871
Naspers, Ltd., Class N	125	19,629
SPAR Group, Ltd.	3,900	58,180

		233,569

Spain - 4.4%
ACS Actividades de Construccion y Servicios SA (B)	2,181	62,544
Aena SA (B) (C)	300	43,267
Euskaltel SA (A) (C)	10,900	97,806
Ferrovial SA (B)	2,400	49,679
Iberdrola SA (B)	17,300	118,853
Iberdrola SA (A) (D)	511	3,511
Merlin Properties Socimi SA, REIT (B)	2,000	22,897

		398,557

Sweden - 0.6%
Tobii AB (A)	8,000	57,731

Switzerland - 3.9%
Forbo Holding AG (A)	80	102,352
Georg Fischer AG	175	142,734
Swiss Re AG (B)	1,300	109,116

		354,202

Taiwan - 0.3%
Himax Technologies, Inc., ADR (B)	2,600	23,270

Thailand - 2.3%
Intouch Holdings PCL	77,500	133,506
STP & I PCL	259,500	73,387

		206,893

United Kingdom - 12.4%
3i Group PLC (B)	11,000	89,823
Acacia Mining PLC (B)	3,500	25,916
BP PLC (B)	6,800	38,414
British Land Co. PLC, REIT (B)	5,300	47,066

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
BT Group PLC, Class A (B)	6,900	$ 37,746
Go-Ahead Group PLC (B)	1,400	33,870
Hammerson PLC, REIT (B)	8,400	61,977
Imperial Brands PLC (B)	1,800	94,895
Indivior PLC	13,200	51,727
ITV PLC	56,500	146,559
JD Sports Fashion PLC (B)	1,600	26,638
John Wood Group PLC (B)	2,800	24,439
National Grid PLC, Class B (B)	7,000	100,331
Paragon Group of Cos. PLC	7,500	27,068
QinetiQ Group PLC, Class A	19,100	56,799
Reckitt Benckiser Group PLC, Class A (B)	1,300	125,974
Taylor Wimpey PLC	69,900	143,112

		1,132,354

United States - 65.9%
Aegion Corp., Class A (A) (B)	700	14,364
Allergan PLC (A) (B)	100	25,295
Alphabet, Inc., Class A (A) (B)	100	79,134
Amdocs, Ltd. (B)	600	35,016
American Financial Group, Inc. (B)	600	43,860
Anadarko Petroleum Corp., Class A (B)	1,400	76,342
AutoZone, Inc. (A) (B)	131	106,630
AvalonBay Communities, Inc., REIT (B)	200	37,130
Baxter International, Inc. (B)	800	38,416
BroadSoft, Inc. (A) (B)	1,500	67,245
BWX Technologies, Inc. (B)	1,400	51,534
Care Capital Properties, Inc., REIT (B)	2,700	79,866
Carlisle Cos., Inc. (B)	1,200	123,948
Comerica, Inc., Class A (B)	1,500	67,860
CommVault Systems, Inc. (A) (B)	1,400	72,436
ConAgra Foods, Inc. (B)	1,300	60,788
Continental Resources, Inc., Class B (A) (B)	1,400	61,670
CoreLogic, Inc. (A) (B)	700	28,196
Corning, Inc. (B)	1,700	37,774
Crown Castle International Corp., REIT (B)	1,300	126,139
Curtiss-Wright Corp. (B)	700	62,293
CyrusOne, Inc., REIT (B)	600	32,892
Darling International, Inc. (A) (B)	3,300	52,074
Dollar General Corp. (B)	600	56,844
Dr. Pepper Snapple Group, Inc. (B)	1,100	108,361
Dynegy, Inc., Class A (A) (B)	4,900	74,137
E*TRADE Financial Corp. (A) (B)	1,400	35,112
East West Bancorp, Inc. (B)	1,800	61,596
Edwards Lifesciences Corp. (A) (B)	1,200	137,424
Emergent BioSolutions, Inc. (A) (B)	700	23,373
Ensign Group, Inc. (B)	1,200	25,800
Entergy Corp., Class B (B)	100	8,139
First Republic Bank, Class A (B)	800	57,336
Five9, Inc. (A) (B)	1,900	23,959
Fresh Del Monte Produce, Inc.	400	22,740
Glaukos Corp. (A) (B)	400	13,984
Global Payments, Inc. (B)	300	22,398
Great Plains Energy, Inc. (B)	2,000	59,560
Great Western Bancorp, Inc. (B)	1,800	59,706
Groupon, Inc., Class A (A)	2,800	13,496
Hartford Financial Services Group, Inc. (B)	1,300	51,805
Helmerich & Payne, Inc. (B)	400	24,788
Hexcel Corp. (B)	1,300	56,121
HRG Group, Inc. (A) (B)	3,600	53,604
Hub Group, Inc., Class A (A) (B)	600	24,564
Hubbell, Inc. (B)	200	21,566
Huntington Ingalls Industries, Inc. (B)	700	120,806
Ingersoll-Rand PLC (B)	1,600	106,016
Inphi Corp. (A) (B)	1,800	63,324
Intuitive Surgical, Inc. (A)	34	23,656

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
JetBlue Airways Corp. (A) (B)	2,000	$ 36,660
KAR Auction Services, Inc. (B)	2,500	106,925
Knoll, Inc. (B)	1,100	27,775
L-3 Communications Holdings, Inc. (B)	900	136,467
Laboratory Corp. of America Holdings (A) (B)	700	97,692
Lear Corp. (B)	400	45,380
Level 3 Communications, Inc. (A) (B)	1,500	75,900
Liberty TripAdvisor Holdings, Inc., Class A (A) (B)	1,500	35,505
Lowe’s Cos., Inc. (B)	1,100	90,508
Matador Resources Co. (A) (B)	3,100	65,379
McDonald’s Corp. (B)	300	35,295
Micron Technology, Inc. (A) (B)	2,700	37,098
Mohawk Industries, Inc. (A) (B)	200	41,788
Nautilus, Inc., Class A (A) (B)	800	15,072
Newfield Exploration Co. (A) (B)	1,200	51,960
Norfolk Southern Corp. (B)	1,400	125,692
NVIDIA Corp. (B)	600	34,260
NVR, Inc. (A) (B)	52	88,660
Old Republic International Corp. (B)	3,100	60,078
Olin Corp. (B)	3,400	71,060
Oracle Corp. (B)	800	32,832
Owens Corning (B)	900	47,619
Parsley Energy, Inc., Class A (A) (B)	2,000	57,020
Pfizer, Inc. (B)	800	29,512
Ply Gem Holdings, Inc. (A) (B)	500	7,680
Press Ganey Holdings, Inc. (A)	900	35,928
Priceline Group, Inc. (A) (B)	34	45,927
PVH Corp. (B)	1,000	101,060
QUALCOMM, Inc.	1,000	62,580
Regions Financial Corp. (B)	1,300	11,921
Ross Stores, Inc. (B)	1,200	74,196
salesforce.com, Inc. (A) (B)	800	65,440
Shenandoah Telecommunications Co. (B)	200	8,216
Shire PLC (B)	2,100	135,377
Snap-on, Inc. (B)	800	125,736
Sovran Self Storage, Inc., REIT (B)	900	92,133
Stanley Black & Decker, Inc. (B)	800	97,360
Steel Dynamics, Inc. (B)	1,400	37,548
Summit Hotel Properties, Inc., REIT (B)	2,300	32,614
Sun Communities, Inc., REIT (B)	1,400	110,810
SunTrust Banks, Inc. (B)	2,000	84,580
Supernus Pharmaceuticals, Inc. (A) (B)	1,400	31,108
Synchrony Financial (A) (B)	2,500	69,700
Take-Two Interactive Software, Inc. (A) (B)	800	32,144
Talmer Bancorp, Inc., Class A (B)	1,900	39,938
Thermo Fisher Scientific, Inc. (B)	500	79,420
Tile Shop Holdings, Inc. (A) (B)	1,600	27,280
UnitedHealth Group, Inc. (B)	700	100,240
US Concrete, Inc. (A) (B)	400	25,800
US Physical Therapy, Inc. (B)	300	17,886
VCA, Inc. (A) (B)	700	49,938
Verizon Communications, Inc. (B)	500	27,705
Vonage Holdings Corp. (A) (B)	5,800	34,394
WhiteWave Foods Co., Class A (A) (B)	500	27,745
WP Carey, Inc., REIT (B)	1,200	87,180
Xilinx, Inc. (B)	600	30,648
Zoetis, Inc., Class A (B)	800	40,376

		6,027,862

Total Common Stocks (Cost $13,315,226)		13,759,011

	Shares	Value
INVESTMENT COMPANY - 0.6%
Switzerland - 0.6%
BB Biotech AG	1,000	$ 50,093

Total Investment Company (Cost $50,557)		50,093

MASTER LIMITED PARTNERSHIPS - 1.6%
United States - 1.6%
DCP Midstream Partners, LP	1,100	36,817
Enterprise Products Partners, LP	4,000	113,880

Total Master Limited Partnerships (Cost $151,477)		150,697

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.0% (E)
Call - Molson Coors Brewing Co.
Exercise Price $95
Expiration Date 10/21/2016	1	985
Put - Tempur Sealy International, Inc.
Exercise Price $55
Expiration Date 12/16/2016	6	510

Total Exchange-Traded Options Purchased (Cost $2,689)		1,495

Total Investments (Cost $13,519,949) (F)		13,961,296

	Shares	Value
SECURITIES SOLD SHORT - (94.0)% (G)
COMMON STOCKS - (93.6)%
Australia - (1.8)%
Atlassian Corp. PLC, Class A	(700)	(20,979)
BHP Billiton PLC	(3,000)	(37,508)
Insurance Australia Group, Ltd.	(7,800)	(35,803)
Santos, Ltd.	(15,600)	(52,044)
Syrah Resources, Ltd.	(5,600)	(19,406)

		(165,740)

Austria - (0.8)%
OMV AG	(2,600)	(69,080)

Belgium - (1.2)%
Colruyt SA	(2,000)	(111,554)

Brazil - (0.6)%
Fibria Celulose SA, ADR	(2,500)	(15,375)
Vale SA, Class B, ADR	(7,600)	(43,700)

		(59,075)

Canada - (1.5)%
Goldcorp, Inc.	(4,400)	(78,672)
Inter Pipeline, Ltd.	(1,700)	(35,519)
Valeant Pharmaceuticals International, Inc.	(1,000)	(22,300)

		(136,491)

Cayman Islands - (0.3)%
Greenlight Capital Re, Ltd., Class A	(1,300)	(26,819)

China - (3.3)%
China CITIC Bank Corp., Ltd., H Shares	(103,800)	(65,557)

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
China (continued)
China Minsheng Banking Corp., Ltd., H Shares	(69,200)	$ (72,158)
Country Garden Holdings Co., Ltd.	(69,000)	(28,104)
Tingyi Cayman Islands Holding Corp.	(157,400)	(136,130)

		(301,949)

Denmark - (2.1)%
Genmab A/S	(300)	(54,377)
Novozymes A/S, B Shares	(2,800)	(137,400)

		(191,777)

France - (5.4)%
Air Liquide SA	(400)	(42,658)
Bollore SA	(20,000)	(72,402)
Casino Guichard Perrachon SA	(800)	(43,334)
DBV Technologies SA	(600)	(41,409)
Elis SA	(1,400)	(25,278)
Essilor International SA	(900)	(115,260)
ICADE, REIT	(600)	(46,245)
Iliad SA	(300)	(58,309)
Kering	(250)	(47,487)

		(492,382)

Germany - (3.2)%
adidas AG	(600)	(98,440)
Bayerische Motoren Werke AG	(1,000)	(86,142)
Nemetschek SE	(500)	(31,449)
Telefonica Deutschland Holding AG	(18,600)	(75,901)

		(291,932)

Hong Kong - (4.7)%
Bank of East Asia, Ltd.	(15,800)	(65,270)
China Merchants Holdings International Co., Ltd.	(19,000)	(55,714)
First Pacific Co., Ltd.	(50,000)	(38,797)
HK Electric Investments & HK Electric Investments, Ltd. (C)	(26,000)	(24,899)
Hong Kong & China Gas Co., Ltd.	(55,000)	(102,083)
Shangri-La Asia, Ltd.	(82,000)	(88,041)
SJM Holdings, Ltd.	(95,200)	(59,390)

		(434,194)

India - (0.7)%
Wipro, Ltd., ADR	(5,600)	(63,504)

Israel - (0.5)%
Check Point Software Technologies, Ltd.	(600)	(46,128)

Italy - (0.5)%
Prada SpA	(8,900)	(26,442)
Saipem SpA	(45,000)	(19,666)

		(46,108)

Japan - (2.9)%
Chugoku Electric Power Co., Inc.	(6,100)	(77,300)
ITO En, Ltd.	(2,000)	(74,386)
Mizuno Corp.	(9,800)	(51,768)
Odakyu Electric Railway Co., Ltd.	(5,500)	(65,762)

		(269,216)

Mexico - (1.7)%
Coca-Cola Femsa SAB de CV, ADR	(900)	(70,722)
Grupo Bimbo SAB de CV, Series A	(16,000)	(47,812)
Grupo Carso SAB de CV, Series A1	(8,800)	(35,900)

		(154,434)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Netherlands - (0.6)%
Koninklijke BAM Groep NV	(7,600)	$ (29,824)
Koninklijke DSM NV	(409)	(26,183)

		(56,007)

New Zealand - (0.4)%
Fletcher Building, Ltd.	(5,200)	(36,158)

Peru - (0.5)%
Hochschild Mining PLC	(8,400)	(29,705)
Southern Copper Corp.	(500)	(12,995)

		(42,700)

Poland - (0.5)%
Powszechna Kasa Oszczednosci Bank Polski SA	(7,000)	(42,752)

Singapore - (0.5)%
Raffles Medical Group, Ltd.	(39,777)	(46,728)

South Africa - (1.3)%
Discovery, Ltd.	(10,700)	(96,345)
Fortress Income Fund, Ltd.	(10,000)	(26,295)

		(122,640)

Spain - (3.0)%
Banco Bilbao Vizcaya Argentaria SA	(12,000)	(70,098)
Bankinter SA	(4,300)	(29,998)
EDP Renovaveis SA	(8,000)	(64,746)
Repsol SA	(4,700)	(59,246)
Telefonica SA	(5,100)	(49,993)

		(274,081)

Sweden - (1.2)%
Lundin Petroleum AB	(2,500)	(41,370)
Svenska Handelsbanken AB, A Shares	(5,900)	(71,018)

		(112,388)

Switzerland - (3.4)%
Baloise Holding AG	(400)	(45,068)
STMicroelectronics NV	(10,200)	(74,351)
Swatch Group AG	(200)	(52,435)
TE Connectivity, Ltd.	(300)	(18,084)
Zurich Insurance Group AG	(500)	(120,151)

		(310,089)

Turkey - (0.3)%
Anadolu Efes Biracilik Ve Malt Sanayii AS	(3,500)	(23,713)

United Kingdom - (12.3)%
Anglo American PLC	(2,000)	(21,982)
Auto Trader Group PLC (C)	(10,400)	(51,023)
AVEVA Group PLC	(600)	(15,024)
Barclays PLC	(24,700)	(50,521)
Bunzl PLC	(2,800)	(87,639)
Capital & Counties Properties PLC	(8,700)	(33,506)
Cineworld Group PLC	(3,900)	(30,323)
Compass Group PLC	(2,600)	(49,412)
Fiat Chrysler Automobiles NV	(3,800)	(24,450)
HSBC Holdings PLC	(13,815)	(90,521)
ICAP PLC	(16,000)	(94,230)
J D Wetherspoon PLC	(1,700)	(19,169)
John Laing Group PLC (C)	(10,300)	(30,671)
Marks & Spencer Group PLC	(15,000)	(63,387)
Merlin Entertainments PLC (C)	(11,600)	(72,646)

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2016 Form N-Q

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
United Kingdom (continued)
Noble Corp. PLC	(3,200)	$ (23,616)
Pearson PLC	(5,000)	(58,364)
Pennon Group PLC	(2,100)	(25,069)
Provident Financial PLC	(1,300)	(46,608)
Rio Tinto PLC, ADR	(700)	(22,974)
Royal Bank of Scotland Group PLC	(14,300)	(36,412)
St. James’s Place PLC	(2,100)	(25,736)
United Utilities Group PLC	(6,900)	(92,870)
Willis Towers Watson PLC	(200)	(24,724)
Worldpay Group PLC (C)	(8,300)	(32,229)

		(1,123,106)

United States - (38.4)%
American Express Co.	(800)	(51,568)
AmerisourceBergen Corp., Class A	(300)	(25,557)
ARMOUR Residential REIT, Inc.	(300)	(6,384)
athenahealth, Inc.	(100)	(12,779)
Automatic Data Processing, Inc.	(200)	(17,790)
Avis Budget Group, Inc.	(2,200)	(80,806)
Benefitfocus, Inc.	(200)	(8,600)
Blackbaud, Inc.	(400)	(26,740)
Blackhawk Network Holdings, Inc.	(300)	(10,437)
Boeing Co.	(200)	(26,732)
BOK Financial Corp.	(1,100)	(71,753)
Cabot Oil & Gas Corp.	(3,000)	(74,010)
CalAtlantic Group, Inc.	(1,500)	(54,315)
CarMax, Inc.	(300)	(17,478)
Carpenter Technology Corp.	(1,900)	(74,575)
CH Robinson Worldwide, Inc.	(400)	(27,848)
Cintas Corp.	(100)	(10,727)
Clean Harbors, Inc.	(1,500)	(77,130)
Colgate-Palmolive Co.	(600)	(44,658)
Concho Resources, Inc.	(300)	(37,260)
Cooper Cos., Inc.	(200)	(36,494)
Covanta Holding Corp.	(1,400)	(22,428)
Cracker Barrel Old Country Store, Inc.	(200)	(31,482)
Deere & Co.	(400)	(31,084)
Diebold, Inc.	(400)	(11,296)
DISH Network Corp., Class A	(600)	(32,052)
Dunkin’ Brands Group, Inc.	(800)	(36,248)
Eaton Vance Corp.	(2,100)	(79,401)
EOG Resources, Inc.	(300)	(24,510)
Equity Residential, REIT	(700)	(47,593)
EW Scripps Co., Class A	(1,700)	(28,832)
Expedia, Inc.	(400)	(46,660)
Express Scripts Holding Co.	(500)	(38,035)
FactSet Research Systems, Inc.	(200)	(34,392)
FMC Technologies, Inc.	(1,400)	(35,532)
G-III Apparel Group, Ltd.	(1,200)	(48,036)
Graco, Inc.	(500)	(37,005)
Guidewire Software, Inc.	(700)	(43,029)
Healthcare Realty Trust, Inc., REIT	(2,500)	(90,400)
Heartland Express, Inc.	(4,800)	(88,896)
Henry Schein, Inc.	(100)	(18,098)
Hershey Co.	(200)	(22,152)
Illumina, Inc.	(300)	(49,905)
Intel Corp.	(600)	(20,916)
J.M. Smucker, Co.	(300)	(46,248)
Kennedy-Wilson Holdings, Inc.	(2,100)	(44,205)
Lindsay Corp.	(500)	(35,080)
Lions Gate Entertainment Corp.	(800)	(15,992)
MannKind Corp.	(2,000)	(1,980)
Marathon Petroleum Corp.	(1,600)	(63,024)
Mattel, Inc.	(2,600)	(86,788)
Matthews International Corp., Class A	(400)	(24,044)
Mercury General Corp.	(500)	(27,685)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
United States (continued)
Meritage Homes Corp.	(1,000)	$ (36,390)
New York Community Bancorp, Inc.	(1,500)	(21,675)
Nordstrom, Inc.	(200)	(8,846)
Nu Skin Enterprises, Inc.	(500)	(26,700)
PAREXEL International Corp.	(600)	(40,110)
Pennsylvania Real Estate Investment Trust	(2,200)	(55,968)
People’s United Financial, Inc.	(4,600)	(69,736)
Phillips 66	(1,000)	(76,060)
Planet Fitness, Inc., Class A	(1,100)	(22,550)
RLI Corp.	(500)	(34,085)
Rockwell Collins, Inc.	(400)	(33,848)
Samsonite International SA	(14,000)	(39,699)
Santander Consumer USA Holdings, Inc.	(3,400)	(37,366)
SCANA Corp.	(800)	(59,952)
Schlumberger, Ltd.	(600)	(48,312)
Sealed Air Corp.	(1,100)	(51,898)
Signature Bank	(200)	(24,048)
Silgan Holdings, Inc.	(1,500)	(74,370)
Smart & Final Stores, Inc.	(800)	(11,032)
Sonoco Products Co.	(1,600)	(81,488)
SS&C Technologies Holdings, Inc.	(800)	(25,776)
Team Health Holdings, Inc.	(600)	(24,504)
Tenet Healthcare Corp.	(1,500)	(45,915)
Texas Roadhouse, Inc.	(500)	(23,610)
Tribune Media Co., Class A	(900)	(33,345)
Trinity Industries, Inc.	(2,400)	(55,704)
TripAdvisor, Inc.	(300)	(20,991)
Triumph Group, Inc.	(600)	(18,498)
Ultimate Software Group, Inc.	(100)	(20,910)
Under Armour, Inc., Class A	(300)	(11,838)
Univar, Inc.	(2,600)	(47,606)
Valley National Bancorp	(8,500)	(77,095)
Walt Disney, Co.	(400)	(38,380)
Westamerica Bancorporation	(900)	(42,336)
Westlake Chemical Corp.	(700)	(32,018)
Workday, Inc., Class A	(300)	(25,002)
World Wrestling Entertainment, Inc., Class A	(500)	(9,875)
XPO Logistics, Inc.	(1,100)	(32,582)
Zeltiq Aesthetics, Inc.	(500)	(16,975)

		(3,513,762)

Total Common Stocks (Proceeds $8,260,076)		(8,564,507)

EXCHANGE-TRADED FUND - (0.1)%
International Fixed Income Fund - (0.1)%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	$ (400)	(7,572)

Total Exchange-Traded Fund (Proceeds $7,578)		(7,572)

MASTER LIMITED PARTNERSHIP - (0.3)%
Bermuda - (0.3)%
Lazard, Ltd., Class A	(800)	(28,592)

Total Master Limited Partnership (Proceeds $25,797)		(28,592)

Total Securities Sold Short (Proceeds $8,293,451)		(8,600,671)

Net Other Assets (Liabilities) - 41.4%		3,785,716

Net Assets - 100.0%		$ 9,146,341

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2016 Form N-Q

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Number of Contracts	Premiums (Received)	Value
Call - Molson Coors Brewing Co.	USD	105.00	10/21/2016	1	$(159)	$(356)
Call - Tempur Sealy International, Inc.	USD	65.00	12/16/2016	6	(2,740)	(7,452)

Total					$(2,899)	$(7,808)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	8.5%	$ 1,191,565
Oil, Gas & Consumable Fuels	6.1	855,479
Real Estate Investment Trusts	5.7	795,725
Insurance	4.6	642,865
Machinery	3.9	545,233
Aerospace & Defense	3.7	518,007
Metals & Mining	3.6	501,743
Diversified Telecommunication Services	3.4	475,418
Household Durables	3.3	462,078
Textiles, Apparel & Luxury Goods	2.7	377,325
Electric Utilities	2.4	336,454
Pharmaceuticals	2.3	327,068
Specialty Retail	2.3	325,252
Semiconductors & Semiconductor Equipment	2.3	317,357
Health Care Providers & Services	2.1	291,556
Food Products	2.1	286,975
Automobiles	1.9	271,029
Software	1.9	270,097
Hotels, Restaurants & Leisure	1.8	245,927
Industrial Conglomerates	1.7	243,323
Food & Staples Retailing	1.6	223,470
Health Care Equipment & Supplies	1.5	213,480
Construction & Engineering	1.5	209,016
Wireless Telecommunication Services	1.5	205,830
Household Products	1.3	179,578
Chemicals	1.3	177,571
Beverages	1.3	177,347
Biotechnology	1.2	171,935
Electronic Equipment, Instruments & Components	1.2	168,481
IT Services	1.2	167,644
Media	1.2	166,188
Multi-Utilities	1.2	165,083
Road & Rail	1.1	159,562
Transportation Infrastructure	1.1	151,019
Internet Software & Services	1.0	136,085
Commercial Services & Supplies	1.0	134,700
Construction Materials	0.9	130,699
Multiline Retail	0.9	128,062
Capital Markets	0.9	124,935
Electrical Equipment	0.9	119,799
Building Products	0.7	103,808
Personal Products	0.7	103,278
Diversified Financial Services	0.7	98,155
Internet & Catalog Retail	0.7	94,928
Tobacco	0.7	94,895
Consumer Finance	0.6	85,485
Life Sciences Tools & Services	0.6	79,420
Independent Power & Renewable Electricity Producers	0.5	74,137
Paper & Forest Products	0.5	70,871
Technology Hardware, Storage & Peripherals	0.4	57,731
Professional Services	0.4	51,034

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2016 Form N-Q

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
U.S. Equity Funds	0.4%		$ 50,093
Energy Equipment & Services	0.4		49,227
Auto Components	0.3		45,380
Water Utilities	0.3		44,621
Airlines	0.3		36,660
Trading Companies & Distributors	0.3		36,604
Health Care Technology	0.3		35,928
Real Estate Management & Development	0.2		31,747
Communications Equipment	0.2		30,267
Diversified Consumer Services	0.2		27,868
Thrifts & Mortgage Finance	0.2		27,068
Air Freight & Logistics	0.2		24,564
Leisure Products	0.1		15,072
Exchange-Traded Options Purchased	0.0	(E)	1,495

Total Investments	100.0%		$ 13,961,296

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$6,676,721	$7,082,290	$—	$13,759,011
Investment Company	—	50,093	—	50,093
Master Limited Partnerships	150,697	—	—	150,697
Exchange-Traded Options Purchased	1,495	—	—	1,495

Total Investments	$6,828,913	$7,132,383	$—	$13,961,296

LIABILITIES
Securities Sold Short
Common Stocks	$(4,083,886)	$(4,480,621)	$—	$(8,564,507)
Exchange-Traded Fund	(7,572)	—	—	(7,572)
Master Limited Partnership	(28,592)	—	—	(28,592)

Total Securities Sold Short	$(4,120,050)	$(4,480,621)	$—	$(8,600,671)

Other Financial Instruments
Exchange-Traded Options Written	$(7,808)	$—	$—	$(7,808)

Total Other Financial Instruments	$(7,808)	$—	$—	$(7,808)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of these securities have been segregated by the custodian as collateral for open securities sold short transactions. The total value of all securities segregated as collateral for open securities sold short transactions is $10,881,152.

(C)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the total value of 144A securities is $(46,169), representing (0.5)% of the Fund’s net assets.

(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2016, value of the security is $3,511, representing less than 0.1% of the Fund’s net assets.

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2016 Form N-Q

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)

Aggregate cost for federal income tax purposes is $13,519,949. Aggregate gross unrealized appreciation and depreciation for all securities is $927,394 and $486,047, respectively. Net unrealized appreciation for tax purposes is $441,347.

(G)	Cash in the amount of $850,170 has been segregated by the custodian as collateral for open securities sold short transactions.
(H)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2016 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 91.3%
Money Market Funds - 91.3%
BlackRock Liquidity Funds T-Fund Portfolio	15,160,076	$ 15,160,076
Dreyfus Treasury Cash Management	61,143,609	61,143,609
UBS Select Treasury Preferred	76,334,427	76,334,427

Total Short-Term Investment Companies (Cost $152,638,112)		152,638,112

Total Investments (Cost $152,638,112) (A)		152,638,112
Net Other Assets (Liabilities) - 8.7%		14,528,280

Net Assets - 100.0%		$ 167,166,392

CENTRALLY CLEARED SWAP AGREEMENTS: (B)

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month AUD-BBR-BBSW	2.00%	09/13/2018	AUD	2,720,000	$(12,764)	$2,528	$(15,292)
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	2,720,000	(12,764)	3,005	(15,769)
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	130,600,000	(612,886)	(65,879)	(547,007)
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	130,600,000	(612,886)	(43,374)	(569,512)
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	53,890,000	(252,898)	—	(252,898)
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	18,630,000	(87,428)	—	(87,428)
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	3,200,000	(15,017)	(5,167)	(9,850)
3-Month CAD-CDOR	0.50	09/17/2018	CAD	3,360,000	21,556	15,954	5,602
3-Month CAD-CDOR	0.50	09/17/2018	CAD	2,710,000	17,386	14,241	3,145
3-Month CAD-CDOR	0.50	09/17/2018	CAD	37,570,000	241,031	234,572	6,459
3-Month CAD-CDOR	0.50	09/17/2018	CAD	2,610,000	16,745	16,296	449
3-Month CAD-CDOR	0.50	09/17/2018	CAD	66,580,000	427,146	170,530	256,616
3-Month CAD-CDOR	0.50	09/17/2018	CAD	39,950,000	256,300	115,350	140,950
3-Month CAD-CDOR	0.50	09/17/2018	CAD	26,630,000	170,846	87,089	83,757
3-Month CAD-CDOR	0.50	09/17/2018	CAD	2,480,000	15,910	9,538	6,372
3-Month CAD-CDOR	0.50	09/17/2018	CAD	2,740,000	17,578	13,916	3,662
3-Month CAD-CDOR	0.50	09/17/2018	CAD	6,690,000	42,920	34,589	8,331
3-Month CAD-CDOR	0.50	09/17/2018	CAD	72,000,000	461,918	347,060	114,858
3-Month CAD-CDOR	0.50	09/17/2018	CAD	16,190,000	103,868	78,042	25,826
3-Month CAD-CDOR	1.00	09/17/2018	CAD	3,790,000	(4,442)	4,048	(8,490)
3-Month CAD-CDOR	1.00	09/17/2018	CAD	2,600,000	(3,047)	(1,032)	(2,015)
3-Month CAD-CDOR	1.00	09/17/2018	CAD	2,730,000	(3,199)	(4,269)	1,070
3-Month CAD-CDOR	1.00	09/17/2018	CAD	2,780,000	(3,258)	(155)	(3,103)
3-Month CAD-CDOR	1.00	09/17/2018	CAD	4,950,000	(5,801)	(9,842)	4,041
3-Month CAD-CDOR	1.00	09/17/2018	CAD	3,490,000	(4,090)	(8,722)	4,632
3-Month CAD-CDOR	1.00	09/17/2018	CAD	2,650,000	(3,106)	(2,072)	(1,034)
3-Month CAD-CDOR	1.50	09/14/2026	CAD	600,000	(9,022)	5,584	(14,606)
3-Month CAD-CDOR	1.50	09/14/2026	CAD	4,430,000	(66,612)	26,318	(92,930)
3-Month CAD-CDOR	1.50	09/14/2026	CAD	780,000	(11,729)	(8,761)	(2,968)
3-Month CAD-CDOR	1.50	09/14/2026	CAD	660,000	(9,924)	(12,189)	2,265
3-Month NZD-BKBM	2.50	09/12/2018	NZD	19,220,000	(125,294)	(10,762)	(114,532)
3-Month NZD-BKBM	2.50	09/12/2018	NZD	21,350,000	(139,179)	(9,374)	(129,805)
3-Month NZD-BKBM	2.50	09/12/2018	NZD	16,160,000	(105,346)	(34,007)	(71,339)
3-Month NZD-BKBM	2.50	09/12/2018	NZD	7,160,000	(46,676)	(18,909)	(27,767)
3-Month NZD-BKBM	2.50	09/12/2018	NZD	175,180,000	(1,141,991)	(403,025)	(738,966)
3-Month NZD-BKBM	2.50	09/12/2018	NZD	87,630,000	(571,256)	—	(571,256)
3-Month NZD-BKBM	2.50	09/12/2018	NZD	13,980,000	(91,135)	—	(91,135)
3-Month NZD-BKBM	2.50	09/12/2018	NZD	87,590,000	(570,995)	(179,800)	(391,195)
3-Month NZD-BKBM	2.50	09/12/2018	NZD	7,450,000	(48,567)	(25,514)	(23,053)

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements – Fixed Rate Payable (continued)

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month NZD-BKBM	2.50%	09/12/2018	NZD	2,960,000	$(19,296)	$(13,383)	$(5,913)
3-Month NZD-BKBM	2.50	09/12/2018	NZD	7,180,000	(46,806)	(36,402)	(10,404)
3-Month NZD-BKBM	2.50	09/12/2018	NZD	15,310,000	(99,806)	(77,622)	(22,184)
3-Month NZD-BKBM	2.50	09/12/2018	NZD	12,190,000	(79,466)	(49,889)	(29,577)
3-Month NZD-BKBM	2.50	09/12/2018	NZD	2,850,000	(18,579)	(11,664)	(6,915)
3-Month NZD-BKBM	2.50	09/12/2018	NZD	4,090,000	(26,663)	(22,577)	(4,086)
3-Month NZD-BKBM	2.50	09/12/2018	NZD	18,010,000	(117,406)	(119,630)	2,224
3-Month NZD-BKBM	2.50	09/12/2018	NZD	2,940,000	(19,166)	(19,528)	362
3-Month NZD-BKBM	3.00	09/16/2026	NZD	9,280,000	(315,692)	11,112	(326,804)
3-Month NZD-BKBM	3.00	09/16/2026	NZD	2,280,000	(77,562)	14,491	(92,053)
3-Month NZD-BKBM	3.00	09/16/2026	NZD	690,000	(23,473)	1,723	(25,196)
3-Month NZD-BKBM	3.00	09/16/2026	NZD	700,000	(23,813)	(5,141)	(18,672)
3-Month NZD-BKBM	3.00	09/16/2026	NZD	1,310,000	(44,564)	(5,580)	(38,984)
3-Month NZD-BKBM	3.00	09/16/2026	NZD	3,130,000	(106,478)	(4,672)	(101,806)
3-Month NZD-BKBM	3.00	09/16/2026	NZD	670,000	(22,792)	(4,317)	(18,475)
3-Month NZD-BKBM	3.00	09/16/2026	NZD	660,000	(22,452)	(8,857)	(13,595)
3-Month NZD-BKBM	3.50	09/16/2026	NZD	1,030,000	(68,059)	(30,618)	(37,441)
3-Month NZD-BKBM	3.50	09/16/2026	NZD	13,360,000	(882,790)	(193,739)	(689,051)
3-Month NZD-BKBM	3.50	09/16/2026	NZD	13,470,000	(890,059)	(222,624)	(667,435)
3-Month NZD-BKBM	3.50	09/16/2026	NZD	13,470,000	(890,059)	(251,551)	(638,508)
3-Month NZD-BKBM	3.50	09/16/2026	NZD	19,920,000	(1,316,257)	(424,279)	(891,978)
3-Month SEK-STIBOR-SIDE	0.50	09/19/2018	SEK	16,270,000	1,946	9,839	(7,893)
3-Month SEK-STIBOR-SIDE	0.50	09/19/2018	SEK	286,210,000	(638,374)	(404,894)	(233,480)
3-Month SEK-STIBOR-SIDE	0.50	09/19/2018	SEK	20,550,000	2,457	11,308	(8,851)
3-Month SEK-STIBOR-SIDE	0.50	09/19/2018	SEK	20,140,000	2,408	15,311	(12,903)
3-Month SEK-STIBOR-SIDE	0.50	09/19/2018	SEK	16,540,000	1,977	9,864	(7,887)
3-Month SEK-STIBOR-SIDE	0.50	09/19/2018	SEK	16,720,000	2,000	9,954	(7,954)
3-Month SEK-STIBOR-SIDE	0.50	09/19/2018	SEK	16,310,000	1,950	5,695	(3,745)
3-Month SEK-STIBOR-SIDE	0.50	09/19/2018	SEK	163,380,000	19,537	53,983	(34,446)
3-Month SEK-STIBOR-SIDE	0.50	09/19/2018	SEK	17,810,000	2,130	5,655	(3,525)
3-Month SEK-STIBOR-SIDE	0.50	09/19/2018	SEK	218,260,000	26,100	28,519	(2,419)
3-Month SEK-STIBOR-SIDE	0.50	09/19/2018	SEK	16,990,000	2,032	2,220	(188)
3-Month SEK-STIBOR-SIDE	0.50	09/19/2018	SEK	17,020,000	2,036	4,193	(2,157)
3-Month SEK-STIBOR-SIDE	0.50	09/19/2018	SEK	17,190,000	2,055	4,234	(2,179)
3-Month SEK-STIBOR-SIDE	0.50	09/19/2018	SEK	69,810,000	8,347	12,081	(3,734)
3-Month SEK-STIBOR-SIDE	0.50	09/19/2018	SEK	17,750,000	2,123	3,072	(949)
3-Month SEK-STIBOR-SIDE	1.50	09/16/2026	SEK	3,670,000	(35,337)	(8,585)	(26,752)
3-Month SEK-STIBOR-SIDE	1.50	09/16/2026	SEK	136,800,000	(1,317,213)	(361,011)	(956,202)
3-Month USD-LIBOR	1.00	09/21/2018	USD	33,340,000	(61,502)	(87,512)	26,010
3-Month USD-LIBOR	1.50	09/21/2018	USD	32,990,000	(388,464)	(306,415)	(82,049)
3-Month USD-LIBOR	1.50	09/21/2018	USD	27,160,000	(319,814)	(243,684)	(76,130)
3-Month USD-LIBOR	1.50	09/21/2018	USD	16,830,000	(198,176)	(147,706)	(50,470)
3-Month USD-LIBOR	1.50	09/21/2018	USD	32,160,000	(378,690)	(282,248)	(96,442)
3-Month USD-LIBOR	1.50	09/21/2018	USD	4,570,000	(53,812)	(40,107)	(13,705)
3-Month USD-LIBOR	1.50	09/21/2018	USD	8,600,000	(101,267)	(62,806)	(38,461)
3-Month USD-LIBOR	1.50	09/21/2018	USD	29,060,000	(342,188)	(125,358)	(216,830)
3-Month USD-LIBOR	1.50	09/21/2018	USD	54,340,000	(639,864)	(327,887)	(311,977)
3-Month USD-LIBOR	1.50	09/21/2018	USD	77,960,000	(917,995)	(556,075)	(361,920)
3-Month USD-LIBOR	1.50	09/21/2018	USD	16,830,000	(198,177)	(121,120)	(77,057)
3-Month USD-LIBOR	1.50	09/21/2018	USD	3,610,000	(42,509)	(33,002)	(9,507)
3-Month USD-LIBOR	1.50	09/21/2018	USD	10,730,000	(126,348)	(105,784)	(20,564)
3-Month USD-LIBOR	1.50	09/21/2018	USD	13,900,000	(163,675)	(200,311)	36,636
3-Month USD-LIBOR	1.75	09/21/2020	USD	18,270,000	(530,140)	(245,003)	(285,137)
3-Month USD-LIBOR	2.25	09/21/2026	USD	450,000	(37,952)	(17,751)	(20,201)
3-Month USD-LIBOR	2.25	09/21/2026	USD	660,000	(55,662)	(27,906)	(27,756)
3-Month USD-LIBOR	2.25	09/21/2026	USD	430,000	(36,265)	(19,709)	(16,556)

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements – Fixed Rate Payable (continued)

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.25%	09/21/2026	USD	560,000	$(47,229)	$(30,238)	$(16,991)
3-Month USD-LIBOR	2.25	09/21/2026	USD	15,590,000	(1,314,819)	(775,672)	(539,147)
3-Month USD-LIBOR	2.25	09/21/2026	USD	7,640,000	(644,337)	(331,896)	(312,441)
3-Month USD-LIBOR	2.25	09/21/2026	USD	490,000	(41,325)	(29,224)	(12,101)
3-Month USD-LIBOR	2.25	09/21/2026	USD	580,000	(48,916)	(40,567)	(8,349)
3-Month USD-LIBOR	2.25	09/21/2026	USD	600,000	(50,602)	(49,391)	(1,211)
3-Month USD-LIBOR	2.25	09/21/2026	USD	410,000	(34,578)	(36,345)	1,767
3-Month USD-LIBOR	2.25	09/21/2026	USD	3,740,000	(315,422)	(321,503)	6,081
3-Month USD-LIBOR	2.25	09/21/2026	USD	1,430,000	(120,602)	(104,410)	(16,192)
3-Month USD-LIBOR	2.25	09/21/2026	USD	420,000	(35,422)	(31,338)	(4,084)
6-Month AUD-BBR-BBSW	2.50	09/10/2026	AUD	630,000	(16,855)	(1,527)	(15,328)
6-Month AUD-BBR-BBSW	2.50	09/10/2026	AUD	12,260,000	(328,016)	(39,860)	(288,156)
6-Month AUD-BBR-BBSW	2.50	09/10/2026	AUD	2,390,000	(63,944)	(12,581)	(51,363)
6-Month AUD-BBR-BBSW	2.50	09/10/2026	AUD	1,420,000	(37,992)	(2,062)	(35,930)
6-Month AUD-BBR-BBSW	2.50	09/10/2026	AUD	840,000	(22,475)	(7,953)	(14,522)
6-Month AUD-BBR-BBSW	2.50	09/10/2026	AUD	610,000	(16,320)	(11,448)	(4,872)
6-Month AUD-BBR-BBSW	2.50	09/10/2026	AUD	600,000	(16,053)	(21,306)	5,253
6-Month AUD-BBR-BBSW	2.50	09/10/2026	AUD	2,110,000	(56,453)	(49,599)	(6,854)
6-Month AUD-BBR-BBSW	2.50	09/10/2026	AUD	620,000	(16,588)	(15,242)	(1,346)
6-Month AUD-BBR-BBSW	2.50	09/10/2026	AUD	590,000	(15,786)	(13,043)	(2,743)
6-Month AUD-BBR-BBSW	3.00	09/10/2026	AUD	140,000	(8,648)	(2,647)	(6,001)
6-Month AUD-BBR-BBSW	3.00	09/10/2026	AUD	1,060,000	(65,476)	(18,346)	(47,130)
6-Month AUD-BBR-BBSW	3.00	09/10/2026	AUD	630,000	(38,915)	(9,901)	(29,014)
6-Month AUD-BBR-BBSW	3.00	09/10/2026	AUD	640,000	(39,533)	(7,906)	(31,627)
6-Month AUD-BBR-BBSW	3.00	09/10/2026	AUD	1,070,000	(66,093)	(14,638)	(51,455)
6-Month AUD-BBR-BBSW	3.00	09/10/2026	AUD	37,500,000	(2,316,343)	(585,760)	(1,730,583)
6-Month AUD-BBR-BBSW	3.00	09/10/2026	AUD	610,000	(37,679)	(13,250)	(24,429)
6-Month AUD-BBR-BBSW	3.00	09/10/2026	AUD	610,000	(37,679)	(16,898)	(20,781)
6-Month CHF-LIBOR	0.25	09/16/2026	CHF	25,500,000	(1,643,614)	(638,980)	(1,004,634)
6-Month CHF-LIBOR	0.25	09/16/2026	CHF	17,000,000	(1,095,743)	(426,757)	(668,986)
6-Month CHF-LIBOR	0.25	09/16/2026	CHF	540,000	(5,841)	(8,344)	2,503
6-Month CHF-LIBOR	0.25	09/16/2026	CHF	390,000	(4,218)	(3,926)	(292)
6-Month CHF-LIBOR	0.75	09/19/2018	CHF	3,690,000	711	540	171
6-Month CHF-LIBOR	0.75	09/19/2018	CHF	1,930,000	372	1,674	(1,302)
6-Month CHF-LIBOR	0.75	09/19/2018	CHF	59,120,000	11,386	(142,256)	153,642
6-Month CHF-LIBOR	0.75	09/19/2018	CHF	1,970,000	380	(2,756)	3,136
6-Month CHF-LIBOR	0.75	09/19/2018	CHF	28,430,000	5,476	17,241	(11,765)
6-Month CHF-LIBOR	0.75	09/19/2018	CHF	177,180,000	34,125	30,896	3,229
6-Month CHF-LIBOR	0.75	09/19/2018	CHF	2,010,000	387	3,141	(2,754)
6-Month CHF-LIBOR	0.75	09/19/2018	CHF	2,320,000	447	1,593	(1,146)
6-Month CHF-LIBOR	0.75	09/19/2018	CHF	2,080,000	401	1,210	(809)
6-Month CHF-LIBOR	0.75	09/19/2018	CHF	12,680,000	2,442	21,617	(19,175)
6-Month CHF-LIBOR	0.75	09/19/2018	CHF	1,970,000	379	3,357	(2,978)
6-Month CHF-LIBOR	0.75	09/19/2018	CHF	2,390,000	460	866	(406)
6-Month CHF-LIBOR	0.75	09/19/2018	CHF	3,110,000	599	(5,137)	5,736
6-Month CHF-LIBOR	0.75	09/19/2018	CHF	10,210,000	1,967	(18,153)	20,120
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	1,760,000	(28,503)	(23,232)	(5,271)
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	58,530,000	(947,881)	(733,551)	(214,330)
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	11,240,000	(182,029)	(139,127)	(42,902)
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	10,770,000	(174,418)	(131,292)	(43,126)
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	2,900,000	(46,965)	(37,890)	(9,075)
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	21,280,000	(344,624)	(289,892)	(54,732)
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	6,250,000	(101,217)	(82,725)	(18,492)
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	50,810,000	(822,856)	(672,521)	(150,335)
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	41,300,000	(668,845)	(528,492)	(140,353)
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	15,370,000	(248,914)	(233,058)	(15,856)

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements – Fixed Rate Payable (continued)

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EUR-EURIBOR	0.50%	09/19/2018	EUR	24,970,000	$(404,383)	$(404,517)	$134
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	1,780,000	(28,827)	(28,837)	10
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	7,820,000	(126,643)	(122,778)	(3,865)
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	4,960,000	(80,326)	(75,638)	(4,688)
6-Month EUR-EURIBOR	0.50	09/16/2026	EUR	370,000	(8,966)	(3,564)	(5,402)
6-Month EUR-EURIBOR	1.00	09/16/2026	EUR	15,340,000	(1,239,217)	(498,159)	(741,058)
6-Month EUR-EURIBOR	1.00	09/16/2026	EUR	380,000	(30,698)	(13,591)	(17,107)
6-Month EUR-EURIBOR	1.00	09/16/2026	EUR	380,000	(30,697)	(13,293)	(17,404)
6-Month EUR-EURIBOR	1.00	09/16/2026	EUR	4,090,000	(330,405)	(97,203)	(233,202)
6-Month EUR-EURIBOR	1.00	09/16/2026	EUR	7,340,000	(592,950)	(241,617)	(351,333)
6-Month EUR-EURIBOR	1.00	09/16/2026	EUR	23,340,000	(1,885,484)	(855,851)	(1,029,633)
6-Month EUR-EURIBOR	1.00	09/16/2026	EUR	350,000	(28,274)	(18,561)	(9,713)
6-Month EUR-EURIBOR	1.00	09/16/2026	EUR	360,000	(29,082)	(19,753)	(9,329)
6-Month GBP-LIBOR	0.50	09/19/2018	GBP	640,000	(561)	684	(1,245)
6-Month GBP-LIBOR	0.50	09/19/2018	GBP	500,000	(438)	523	(961)
6-Month GBP-LIBOR	0.50	09/19/2018	GBP	380,000	(332)	406	(738)
6-Month GBP-LIBOR	0.50	09/19/2018	GBP	2,800,000	(2,451)	(2,838)	387
6-Month GBP-LIBOR	0.50	09/19/2018	GBP	3,510,000	(3,073)	(2,236)	(837)
6-Month GBP-LIBOR	1.00	09/19/2018	GBP	28,600,000	(401,850)	(69,155)	(332,695)
6-Month GBP-LIBOR	1.00	09/19/2018	GBP	1,440,000	(20,233)	(3,482)	(16,751)
6-Month GBP-LIBOR	1.00	09/19/2018	GBP	1,490,000	(20,936)	(684)	(20,252)
6-Month GBP-LIBOR	1.00	09/19/2018	GBP	10,800,000	(151,748)	(46,272)	(105,476)
6-Month GBP-LIBOR	1.00	09/19/2018	GBP	1,800,000	(25,292)	(6,408)	(18,884)
6-Month GBP-LIBOR	1.00	09/19/2018	GBP	1,670,000	(23,465)	(3,701)	(19,764)
6-Month GBP-LIBOR	1.00	09/19/2018	GBP	63,400,000	(890,815)	(131,736)	(759,079)
6-Month GBP-LIBOR	1.00	09/19/2018	GBP	2,540,000	(35,689)	(8,183)	(27,506)
6-Month GBP-LIBOR	1.00	09/19/2018	GBP	1,400,000	(19,671)	(7,821)	(11,850)
6-Month GBP-LIBOR	1.00	09/19/2018	GBP	1,390,000	(19,531)	(10,477)	(9,054)
6-Month GBP-LIBOR	1.00	09/19/2018	GBP	1,430,000	(20,092)	(12,548)	(7,544)
6-Month GBP-LIBOR	1.00	09/16/2026	GBP	320,000	(7,569)	(4,777)	(2,792)
6-Month GBP-LIBOR	1.50	09/16/2026	GBP	17,660,000	(1,565,404)	(44,556)	(1,520,848)
6-Month GBP-LIBOR	1.50	09/16/2026	GBP	310,000	(27,478)	2,124	(29,602)
6-Month GBP-LIBOR	1.50	09/16/2026	GBP	310,000	(27,479)	2,461	(29,940)
6-Month JPY-LIBOR	0.25	09/18/2018	JPY	5,703,720,000	175,765	62,230	113,535
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	5,703,720,000	175,766	46,386	129,380
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	446,830,000	13,769	7,697	6,072
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	370,950,000	11,432	6,550	4,882
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	218,740,000	6,741	2,613	4,128
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	220,880,000	6,807	3,546	3,261
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	1,465,040,000	45,146	23,535	21,611
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	493,810,000	15,217	7,104	8,113
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	638,660,000	19,681	9,188	10,493
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	999,740,000	30,808	14,599	16,209
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	1,204,430,000	37,116	17,588	19,528
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	425,620,000	13,116	5,142	7,974
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	543,880,000	16,760	6,571	10,189
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	1,033,430,000	31,846	10,431	21,415
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	1,267,100,000	39,047	12,790	26,257
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	407,990,000	12,573	7,177	5,396
6-Month JPY-LIBOR	0.25	09/16/2026	JPY	45,110,000	(10,293)	(3,813)	(6,480)
6-Month JPY-LIBOR	0.25	09/16/2026	JPY	929,050,000	(211,989)	(93,815)	(118,174)
6-Month JPY-LIBOR	0.25	09/16/2026	JPY	1,806,520,000	(412,209)	(208,162)	(204,047)
6-Month JPY-LIBOR	0.25	09/16/2026	JPY	3,070,240,000	(730,407)	(297,100)	(433,307)
6-Month JPY-LIBOR	0.25	09/16/2026	JPY	863,230,000	(196,970)	(79,763)	(117,207)
6-Month JPY-LIBOR	0.25	09/16/2026	JPY	1,870,890,000	(426,897)	(51,794)	(375,103)
6-Month JPY-LIBOR	0.25	09/16/2026	JPY	328,840,000	(75,034)	(26,281)	(48,753)

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2016 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements – Fixed Rate Payable (continued)

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month JPY-LIBOR	0.25%	09/19/2026	JPY	328,840,000	$(75,034)	$(26,446)	$(48,588)
6-Month NOK-NIBOR	1.00	09/18/2018	NOK	321,860,000	(60,426)	(105,542)	45,116
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	38,870,000	(7,297)	(11,227)	3,930
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	241,390,000	(45,318)	(80,579)	35,261
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	241,400,000	(45,320)	(193,106)	147,786
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	17,500,000	(3,285)	(8,859)	5,574
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	26,050,000	(4,891)	(14,079)	9,188
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	452,090,000	(84,874)	(214,206)	129,332
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	561,320,000	(105,381)	(312,152)	206,771
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	19,680,000	(3,695)	(569)	(3,126)
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	73,110,000	(13,725)	1,765	(15,490)
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	30,300,000	(5,688)	(11,397)	5,709
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	55,340,000	(10,389)	(13,956)	3,567
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	28,660,000	(5,381)	(14,482)	9,101
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	17,310,000	(3,250)	(3,669)	419
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	3,940,000	(7,654)	2,898	(10,552)
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	3,640,000	(7,071)	11,668	(18,739)
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	3,620,000	(7,032)	13,083	(20,115)
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	3,600,000	(6,993)	8,635	(15,628)
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	6,270,000	(12,180)	6,017	(18,197)
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	3,620,000	(7,032)	5,833	(12,865)
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	3,730,000	(7,246)	11,346	(18,592)
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	7,060,000	(13,714)	498	(14,212)
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	6,180,000	(12,005)	(17,293)	5,288

Total					$(36,553,057)	$(15,543,829)	$(21,009,228)

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month AUD-BBR-BBSW	2.00%	09/13/2018	AUD	2,840,000	$13,327	$(2,685)	$16,012
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	4,850,000	22,760	(6,261)	29,021
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	4,330,000	20,320	(8,349)	28,669
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	2,740,000	12,858	(5,372)	18,230
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	166,510,000	781,406	(353,551)	1,134,957
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	6,230,000	29,236	(15,214)	44,450
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	740,000	3,473	(1,807)	5,280
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	3,220,000	15,111	(564)	15,675
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	2,780,000	13,046	4,487	8,559
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	55,820,000	261,955	147,810	114,145
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	6,690,000	31,395	20,361	11,034
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	11,120,000	52,184	33,843	18,341
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	6,300,000	29,565	13,405	16,160
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	3,790,000	17,786	10,546	7,240
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	2,820,000	13,234	9,746	3,488
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	13,570,000	63,682	61,699	1,983
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	2,780,000	13,047	12,640	407
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	14,190,000	66,592	49,859	16,733
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	9,840,000	46,178	34,575	11,603
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	2,740,000	12,858	11,593	1,265
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	13,280,000	62,321	56,982	5,339
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	2,770,000	12,999	11,081	1,918
3-Month CAD-CDOR	0.50	09/17/2018	CAD	2,740,000	(17,578)	(11,537)	(6,041)
3-Month CAD-CDOR	0.50	09/17/2018	CAD	20,150,000	(129,273)	(93,613)	(35,660)
3-Month CAD-CDOR	1.00	09/17/2018	CAD	2,660,000	3,117	4,897	(1,780)

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2016 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements – Fixed Rate Receivable (continued)

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	1.00%	09/17/2018	CAD	2,630,000	$3,082	$6,700	$(3,618)
3-Month CAD-CDOR	1.50	09/14/2026	CAD	730,000	10,977	(4,062)	15,039
3-Month CAD-CDOR	1.50	09/14/2026	CAD	750,000	11,277	(8,341)	19,618
3-Month CAD-CDOR	1.50	09/14/2026	CAD	1,330,000	19,998	(11,698)	31,696
3-Month CAD-CDOR	1.50	09/14/2026	CAD	580,000	8,722	(799)	9,521
3-Month CAD-CDOR	1.50	09/14/2026	CAD	560,000	8,421	(1,835)	10,256
3-Month CAD-CDOR	1.50	09/14/2026	CAD	680,000	10,225	(5,775)	16,000
3-Month CAD-CDOR	1.50	09/14/2026	CAD	570,000	8,571	(10,316)	18,887
3-Month CAD-CDOR	1.50	09/14/2026	CAD	14,230,000	213,972	78,862	135,110
3-Month CAD-CDOR	1.50	09/14/2026	CAD	8,540,000	128,413	35,553	92,860
3-Month CAD-CDOR	1.50	09/14/2026	CAD	5,700,000	85,709	14,490	71,219
3-Month CAD-CDOR	1.50	09/14/2026	CAD	570,000	8,571	(11,405)	19,976
3-Month CAD-CDOR	1.50	09/14/2026	CAD	770,000	11,579	(10,182)	21,761
3-Month CAD-CDOR	1.50	09/14/2026	CAD	570,000	8,571	(5,133)	13,704
3-Month CAD-CDOR	1.50	09/14/2026	CAD	560,000	8,421	3,974	4,447
3-Month CAD-CDOR	1.50	09/14/2026	CAD	560,000	8,421	9,661	(1,240)
3-Month CAD-CDOR	1.50	09/14/2026	CAD	860,000	12,932	7,772	5,160
3-Month GBP-LIBOR	1.50	09/16/2026	GBP	1,760,000	156,009	3,420	152,589
3-Month NZD-BKBM	2.50	09/12/2018	NZD	3,100,000	20,209	11,745	8,464
3-Month NZD-BKBM	2.50	09/12/2018	NZD	18,320,000	119,428	50,445	68,983
3-Month NZD-BKBM	2.50	09/12/2018	NZD	40,940,000	266,886	112,729	154,157
3-Month NZD-BKBM	2.50	09/12/2018	NZD	9,760,000	63,625	31,004	32,621
3-Month NZD-BKBM	2.50	09/12/2018	NZD	59,150,000	385,596	2,189	383,407
3-Month NZD-BKBM	2.50	09/12/2018	NZD	60,370,000	393,549	22,187	371,362
3-Month NZD-BKBM	2.50	09/12/2018	NZD	60,380,000	393,614	47,853	345,761
3-Month NZD-BKBM	2.50	09/12/2018	NZD	175,270,000	1,142,577	403,232	739,345
3-Month NZD-BKBM	2.50	09/12/2018	NZD	27,950,000	182,204	64,302	117,902
3-Month NZD-BKBM	2.50	09/12/2018	NZD	175,180,000	1,141,990	465,095	676,895
3-Month NZD-BKBM	2.50	09/12/2018	NZD	3,240,000	21,122	9,265	11,857
3-Month NZD-BKBM	2.50	09/12/2018	NZD	3,950,000	25,749	15,212	10,537
3-Month NZD-BKBM	2.50	09/12/2018	NZD	6,220,000	40,548	20,871	19,677
3-Month NZD-BKBM	2.50	09/12/2018	NZD	13,360,000	87,093	31,788	55,305
3-Month NZD-BKBM	2.50	09/12/2018	NZD	3,920,000	25,554	12,565	12,989
3-Month NZD-BKBM	2.50	09/12/2018	NZD	3,520,000	22,947	11,124	11,823
3-Month NZD-BKBM	2.50	09/16/2026	NZD	900,000	1,764	1,340	424
3-Month NZD-BKBM	3.00	09/16/2026	NZD	950,000	32,317	20,332	11,985
3-Month NZD-BKBM	3.00	09/16/2026	NZD	3,510,000	119,405	111,504	7,901
3-Month NZD-BKBM	3.00	09/16/2026	NZD	870,000	29,596	22,467	7,129
3-Month NZD-BKBM	3.00	09/16/2026	NZD	640,000	21,771	18,060	3,711
3-Month NZD-BKBM	3.50	09/16/2026	NZD	4,420,000	292,061	71,234	220,827
3-Month NZD-BKBM	3.50	09/16/2026	NZD	4,590,000	303,294	84,295	218,999
3-Month NZD-BKBM	3.50	09/16/2026	NZD	3,690,000	243,825	57,559	186,266
3-Month NZD-BKBM	3.50	09/16/2026	NZD	1,690,000	111,671	32,746	78,925
3-Month NZD-BKBM	3.50	09/16/2026	NZD	19,920,000	1,316,257	371,693	944,564
3-Month NZD-BKBM	3.50	09/16/2026	NZD	19,920,000	1,316,257	375,283	940,974
3-Month SEK-STIBOR-SIDE	0.25	09/19/2018	SEK	218,260,000	(29,049)	—	(29,049)
3-Month SEK-STIBOR-SIDE	0.50	09/19/2018	SEK	18,430,000	(2,204)	(8,030)	5,826
3-Month SEK-STIBOR-SIDE	0.50	09/19/2018	SEK	636,350,000	(76,095)	(355,644)	279,549
3-Month SEK-STIBOR-SIDE	1.00	09/16/2026	SEK	35,240,000	136,423	11,973	124,450
3-Month SEK-STIBOR-SIDE	1.00	09/16/2026	SEK	3,700,000	14,324	4,920	9,404
3-Month SEK-STIBOR-SIDE	1.00	09/16/2026	SEK	3,890,000	15,059	13,803	1,256
3-Month SEK-STIBOR-SIDE	1.00	09/16/2026	SEK	3,510,000	13,588	10,309	3,279
3-Month SEK-STIBOR-SIDE	1.00	09/16/2026	SEK	3,570,000	13,820	9,341	4,479
3-Month SEK-STIBOR-SIDE	1.50	09/16/2026	SEK	6,150,000	59,217	17,669	41,548
3-Month SEK-STIBOR-SIDE	1.50	09/16/2026	SEK	61,580,000	592,939	100,287	492,652
3-Month SEK-STIBOR-SIDE	1.50	09/16/2026	SEK	3,440,000	33,123	5,458	27,665

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2016 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements – Fixed Rate Receivable (continued)

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month SEK-STIBOR-SIDE	1.50%	09/16/2026	SEK	4,260,000	$41,018	$13,799	$27,219
3-Month SEK-STIBOR-SIDE	1.50	09/16/2026	SEK	3,530,000	33,989	11,262	22,727
3-Month SEK-STIBOR-SIDE	1.50	09/16/2026	SEK	4,090,000	39,381	15,821	23,560
3-Month USD-LIBOR	1.50	09/21/2018	USD	11,150,000	131,294	105,404	25,890
3-Month USD-LIBOR	1.50	09/21/2018	USD	21,170,000	249,281	159,875	89,406
3-Month USD-LIBOR	1.50	09/21/2018	USD	2,250,000	26,494	16,992	9,502
3-Month USD-LIBOR	1.50	09/21/2018	USD	550,000	6,476	3,658	2,818
3-Month USD-LIBOR	1.50	09/21/2018	USD	370,000	4,357	2,468	1,889
3-Month USD-LIBOR	1.50	09/21/2018	USD	2,190,000	25,788	14,735	11,053
3-Month USD-LIBOR	1.50	09/21/2018	USD	30,510,000	359,261	218,639	140,622
3-Month USD-LIBOR	1.50	09/21/2018	USD	2,010,000	23,668	28,452	(4,784)
3-Month USD-LIBOR	1.50	09/21/2018	USD	2,010,000	23,668	28,453	(4,785)
3-Month USD-LIBOR	1.50	09/21/2018	USD	17,770,000	209,246	223,479	(14,233)
3-Month USD-LIBOR	1.50	09/21/2018	USD	7,690,000	90,552	80,154	10,398
3-Month USD-LIBOR	1.50	09/21/2018	USD	9,760,000	114,925	97,498	17,427
3-Month USD-LIBOR	1.50	09/21/2018	USD	2,130,000	25,081	21,277	3,804
3-Month USD-LIBOR	1.50	09/21/2018	USD	2,040,000	24,022	16,825	7,197
3-Month USD-LIBOR	1.50	09/21/2018	USD	2,810,000	33,088	25,226	7,862
3-Month USD-LIBOR	1.50	09/21/2018	USD	73,960,000	870,894	570,674	300,220
3-Month USD-LIBOR	1.50	09/21/2018	USD	36,920,000	434,740	223,249	211,491
3-Month USD-LIBOR	1.50	09/21/2018	USD	8,480,000	99,854	80,786	19,068
3-Month USD-LIBOR	1.50	09/21/2018	USD	2,030,000	23,903	19,338	4,565
3-Month USD-LIBOR	1.50	09/21/2018	USD	8,740,000	102,916	94,440	8,476
3-Month USD-LIBOR	1.50	09/21/2018	USD	18,730,000	220,550	202,385	18,165
3-Month USD-LIBOR	1.50	09/21/2018	USD	2,020,000	23,785	21,827	1,958
3-Month USD-LIBOR	1.50	09/21/2018	USD	2,010,000	23,668	27,706	(4,038)
3-Month USD-LIBOR	2.00	09/21/2026	USD	6,900,000	416,592	206,287	210,305
3-Month USD-LIBOR	2.25	09/21/2026	USD	6,840,000	576,867	336,128	240,739
3-Month USD-LIBOR	2.25	09/21/2026	USD	5,570,000	469,758	275,210	194,548
3-Month USD-LIBOR	2.25	09/21/2026	USD	880,000	74,217	43,254	30,963
3-Month USD-LIBOR	2.25	09/21/2026	USD	6,350,000	535,542	180,950	354,592
3-Month USD-LIBOR	2.25	09/21/2026	USD	11,650,000	982,529	404,773	577,756
3-Month USD-LIBOR	2.25	09/21/2026	USD	3,420,000	288,433	135,383	153,050
6-Month AUD-BBR-BBSW	3.00	09/10/2026	AUD	850,000	52,504	18,295	34,209
6-Month AUD-BBR-BBSW	3.00	09/10/2026	AUD	29,130,000	1,799,335	670,530	1,128,805
6-Month AUD-BBR-BBSW	3.00	09/10/2026	AUD	29,120,000	1,798,718	613,756	1,184,962
6-Month CHF-LIBOR	0.25	09/16/2026	CHF	12,310,000	133,143	(185,715)	318,858
6-Month CHF-LIBOR	0.25	09/16/2026	CHF	510,000	5,516	(9,574)	15,090
6-Month CHF-LIBOR	0.25	09/16/2026	CHF	500,000	5,408	(11,529)	16,937
6-Month CHF-LIBOR	0.25	09/16/2026	CHF	5,570,000	359,016	141,524	217,492
6-Month CHF-LIBOR	0.25	09/16/2026	CHF	480,000	30,939	16,015	14,924
6-Month CHF-LIBOR	0.25	09/16/2026	CHF	35,160,000	2,266,254	1,237,185	1,029,069
6-Month CHF-LIBOR	0.25	09/16/2026	CHF	390,000	4,218	(7,968)	12,186
6-Month CHF-LIBOR	0.25	09/16/2026	CHF	390,000	4,218	(4,680)	8,898
6-Month CHF-LIBOR	0.25	09/16/2026	CHF	390,000	4,218	(5,023)	9,241
6-Month CHF-LIBOR	0.25	09/16/2026	CHF	440,000	4,759	(7,027)	11,786
6-Month CHF-LIBOR	0.25	09/16/2026	CHF	380,000	4,110	(2,135)	6,245
6-Month CHF-LIBOR	0.25	09/16/2026	CHF	380,000	4,110	3,088	1,022
6-Month CHF-LIBOR	0.75	09/19/2018	CHF	4,430,000	(853)	—	(853)
6-Month CHF-LIBOR	0.75	09/19/2018	CHF	128,090,000	(24,671)	95,510	(120,181)
6-Month CHF-LIBOR	0.75	09/19/2018	CHF	85,400,000	(16,448)	63,590	(80,038)
6-Month CHF-LIBOR	0.75	09/19/2018	CHF	1,950,000	(376)	3,393	(3,769)
6-Month CHF-LIBOR	0.75	09/19/2018	CHF	2,770,000	(533)	(818)	285
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	980,000	15,871	12,367	3,504
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	1,470,000	23,806	18,727	5,079
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	2,130,000	34,495	28,229	6,266

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2016 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements – Fixed Rate Receivable (continued)

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EUR-EURIBOR	0.50%	09/19/2018	EUR	73,820,000	$1,195,498	$844,671	$350,827
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	2,310,000	37,410	29,389	8,021
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	1,960,000	31,742	25,604	6,138
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	19,270,000	312,073	214,400	97,673
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	36,180,000	585,927	434,878	151,049
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	113,520,000	1,838,430	1,324,456	513,974
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	143,590,000	2,325,407	1,795,166	530,241
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	2,170,000	35,143	30,894	4,249
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	2,000,000	32,389	28,288	4,101
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	2,340,000	37,896	34,964	2,932
6-Month EUR-EURIBOR	0.50	09/16/2026	EUR	490,000	11,874	7,578	4,296
6-Month EUR-EURIBOR	0.50	09/16/2026	EUR	1,550,000	37,559	23,095	14,464
6-Month EUR-EURIBOR	0.50	09/16/2026	EUR	1,010,000	24,474	13,999	10,475
6-Month EUR-EURIBOR	1.00	09/16/2026	EUR	360,000	29,082	14,693	14,389
6-Month EUR-EURIBOR	1.00	09/16/2026	EUR	11,800,000	953,244	462,889	490,355
6-Month EUR-EURIBOR	1.00	09/16/2026	EUR	1,920,000	155,104	48,740	106,364
6-Month EUR-EURIBOR	1.00	09/16/2026	EUR	2,230,000	180,147	64,530	115,617
6-Month EUR-EURIBOR	1.00	09/16/2026	EUR	560,000	45,239	20,654	24,585
6-Month EUR-EURIBOR	1.00	09/16/2026	EUR	4,860,000	392,607	225,621	166,986
6-Month EUR-EURIBOR	1.00	09/16/2026	EUR	10,300,000	832,069	450,659	381,410
6-Month EUR-EURIBOR	1.00	09/16/2026	EUR	8,400,000	678,581	338,407	340,174
6-Month GBP-LIBOR	0.50	09/19/2018	GBP	10,000	9	10	(1)
6-Month GBP-LIBOR	0.50	09/19/2018	GBP	878,000	768	547	221
6-Month GBP-LIBOR	0.50	09/19/2018	GBP	326,000	286	202	84
6-Month GBP-LIBOR	0.50	09/19/2018	GBP	3,272,000	1,575	2,039	(464)
6-Month GBP-LIBOR	0.50	09/19/2018	GBP	1,214,000	585	756	(171)
6-Month GBP-LIBOR	1.00	09/19/2018	GBP	85,050,000	1,195,012	334,997	860,015
6-Month GBP-LIBOR	1.00	09/19/2018	GBP	58,280,000	818,876	187,817	631,059
6-Month GBP-LIBOR	1.00	09/19/2018	GBP	1,400,000	19,671	4,399	15,272
6-Month GBP-LIBOR	1.00	09/19/2018	GBP	1,400,000	(19,671)	4,397	(24,068)
6-Month GBP-LIBOR	1.00	09/19/2018	GBP	11,850,000	166,500	62,541	103,959
6-Month GBP-LIBOR	1.00	09/19/2018	GBP	1,390,000	19,530	3,166	16,364
6-Month GBP-LIBOR	1.50	09/16/2026	GBP	310,000	27,479	(2,402)	29,881
6-Month GBP-LIBOR	1.50	09/16/2026	GBP	310,000	27,479	(5,944)	33,423
6-Month GBP-LIBOR	1.50	09/16/2026	GBP	310,000	27,479	(1,415)	28,894
6-Month GBP-LIBOR	1.50	09/16/2026	GBP	310,000	27,478	2,341	25,137
6-Month GBP-LIBOR	1.50	09/16/2026	GBP	13,700,000	1,214,385	(30,599)	1,244,984
6-Month GBP-LIBOR	1.50	09/16/2026	GBP	320,000	28,366	2,397	25,969
6-Month GBP-LIBOR	1.50	09/16/2026	GBP	320,000	28,365	6,201	22,164
6-Month GBP-LIBOR	1.50	09/16/2026	GBP	310,000	27,479	10,706	16,773
6-Month GBP-LIBOR	1.50	09/16/2026	GBP	130,000	11,523	8,355	3,168
6-Month GBP-LIBOR	1.50	09/16/2026	GBP	110,000	9,751	6,912	2,839
6-Month GBP-LIBOR	1.50	09/16/2026	GBP	80,000	7,091	5,123	1,968
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	15,975,660,000	(492,306)	(154,188)	(338,118)
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	4,431,110,000	(136,549)	(20,581)	(115,968)
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	7,553,230,000	(232,760)	(96,908)	(135,852)
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	9,258,540,000	(285,311)	(214,726)	(70,585)
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	1,713,360,000	(52,798)	(25,616)	(27,182)
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	1,713,350,000	(52,798)	(25,456)	(27,342)
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	22,265,360,000	(686,129)	—	(686,129)
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	221,020,000	(6,811)	(2,802)	(4,009)
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	4,652,010,000	(143,356)	(58,604)	(84,752)
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	4,776,080,000	(147,179)	(47,630)	(99,549)
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	9,187,160,000	(283,112)	(91,621)	(191,491)
6-Month JPY-LIBOR	0.25	09/16/2026	JPY	1,065,560,000	243,138	39,051	204,087
6-Month JPY-LIBOR	0.25	09/16/2026	JPY	1,065,560,000	243,138	81,584	161,554

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2016 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements – Fixed Rate Receivable (continued)

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month JPY-LIBOR	0.25%	09/16/2026	JPY	86,170,000	$19,662	$5,926	$13,736
6-Month JPY-LIBOR	0.25	09/16/2026	JPY	42,990,000	9,809	4,600	5,209
6-Month JPY-LIBOR	0.25	09/16/2026	JPY	75,860,000	17,310	8,258	9,052
6-Month JPY-LIBOR	0.25	09/16/2026	JPY	45,150,000	10,302	4,881	5,421
6-Month JPY-LIBOR	0.25	09/16/2026	JPY	331,160,000	75,563	58,763	16,800
6-Month JPY-LIBOR	0.25	09/16/2026	JPY	148,870,000	33,968	31,306	2,662
6-Month JPY-LIBOR	0.25	09/16/2026	JPY	259,310,000	59,169	75,477	(16,308)
6-Month JPY-LIBOR	0.25	09/16/2026	JPY	137,000,000	31,260	46,641	(15,381)
6-Month JPY-LIBOR	0.25	09/16/2026	JPY	258,470,000	58,977	86,440	(27,463)
6-Month JPY-LIBOR	0.25	09/16/2026	JPY	41,790,000	9,536	11,093	(1,557)
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	16,570,000	3,111	4,786	(1,675)
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	32,770,000	6,152	5,147	1,005
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	106,630,000	20,019	59,327	(39,308)
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	23,720,000	4,453	578	3,875
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	19,550,000	3,671	3,294	377
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	16,780,000	3,150	2,503	647
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	17,370,000	3,261	502	2,759
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	22,020,000	4,134	(532)	4,666
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	16,590,000	3,115	5,665	(2,550)
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	17,120,000	3,214	6,546	(3,332)
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	67,990,000	132,076	(124,444)	256,520
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	50,990,000	99,052	(94,740)	193,792
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	50,990,000	99,052	(93,910)	192,962
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	5,080,000	9,868	(7,173)	17,041
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	3,790,000	7,363	(4,477)	11,840
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	3,680,000	7,149	(244)	7,393
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	96,480,000	187,421	(557)	187,978
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	3,610,000	7,012	3,005	4,007
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	11,510,000	22,360	14,147	8,213
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	3,570,000	6,935	6,666	269
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	6,460,000	11,825	12,983	(1,158)

Total					$36,530,145	$15,508,890	$21,021,255

OVER-THE-COUNTER SWAP AGREEMENTS: (C)

Total Return Swap Agreements – Payable (D)

Reference Entity	Counterparty	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
10-Year Canada Government Bond Futures	MLI	09/21/2016	177,000	$(298,337)	$—	$(298,337)
10-Year U.K. Gilt Futures	MLI	09/28/2016	197,000	(1,887,609)	—	(1,887,609)
5-Year U.S. Treasury Note Futures	MLI	09/30/2016	194,000	56,294	—	56,294
Brent Crude Oil Futures	CITI	08/30/2016	1,000	4,318	—	4,318
MSCI Italy Index Futures	MLI	09/21/2016	411,432	(28)	—	(28)
MSCI Poland Index Futures	GSB	09/21/2016	5,375	(5,474)	—	(5,474)
MSCI Sweden Index Futures	MLI	09/21/2016	1,221,165	(15)	—	(15)
SGX CNX Nifty Index Futures	MLI	08/25/2016	38	(3,056)	—	(3,056)
Soybean Futures	MLI	10/21/2016	20,000	28,337	—	28,337
Soybean Meal Futures	MLI	11/25/2016	2,300	127,660	—	127,660
Soybean Meal Futures	CITI	11/25/2016	500	22,675	—	22,675
Soybean Oil Futures	MLI	11/25/2016	240,000	4,944	—	4,944
Soybean Oil Futures	CITI	11/25/2016	360,000	6,354	—	6,354
Swiss Market Index Futures	MLI	09/16/2016	380	21,370	—	21,370
TAIEX Futures	MLI	08/17/2016	10,000	(1,715)	—	(1,715)
Tel Aviv 25 Index Futures	MLI	08/26/2016	1,600	7,269	—	7,269
Wheat Futures	MLI	08/26/2016	5,000	475	—	475
Wheat Futures	CITI	08/26/2016	240,000	105,179	—	105,179
WTI Crude Futures	CITI	08/19/2016	1,000	4,368	—	4,368

Total				$(1,806,991)	$—	$(1,806,991)

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2016 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued): (C)

Total Return Swap Agreements – Receivable (D)

Reference Entity	Counterparty	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	MLI	09/21/2016	369,000	$223,815	$—	$223,815
BIST 30 Index Futures (E)	GSB	08/31/2016	11,900	(752)	—	(752)
BIST 30 Index Futures (E)	MLI	08/31/2016	1,700	1,623	—	1,623
BM&F Bovespa Index Futures	MLI	08/17/2016	65	81,046	—	81,046
German Euro Bund Futures	MLI	09/08/2016	248,000	1,068,243	—	1,068,243
Gold Futures	CITI	11/30/2016	1,100	19,580	—	19,580
Hang Seng Index Futures	GSB	08/30/2016	50	—	—	—
HSCEI China Index Futures	GSB	08/30/2016	950	(3,212)	—	(3,212)
HSCEI China Index Futures	MLI	08/30/2016	450	997	—	997
KOSPI 200 Index Futures	MLI	09/08/2016	42,000,000	268,827	—	268,827
MSCI Italy Index Futures	MLI	09/21/2016	5,262	(2,298)	—	(2,298)
MSCI Italy Index Futures	MLI	09/21/2016	13,548	(18,473)	—	(18,473)
MSCI South Africa Index Futures	GSB	09/21/2016	744	(2,758)	—	(2,758)
MSCI Sweden Index Futures	MLI	09/21/2016	40	(561)	—	(561)
MSCI Taiwan Index Futures	GSB	08/30/2016	500	848	—	848
MSCI Taiwan Index Futures	MLI	08/30/2016	1,100	4,656	—	4,656
MSCI Turkey Index Futures	GSB	09/21/2016	32	(73)	—	(73)

Total				$1,641,508	$—	$1,641,508

FUTURES CONTRACTS: (F) (G)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month Aluminum	Long	4	08/04/2016	$—	$(93)
3-Month Aluminum	Short	(4)	08/04/2016	—	(262)
3-Month Aluminum	Long	6	08/11/2016	9,064	—
3-Month Aluminum	Short	(6)	08/11/2016	—	(9,853)
3-Month Aluminum	Long	1	09/27/2016	840	—
3-Month Aluminum	Short	(1)	09/27/2016	—	(601)
3-Month Aluminum	Long	1	09/28/2016	603	—
3-Month Aluminum	Short	(1)	09/28/2016	—	(747)
3-Month Aluminum	Long	2	09/29/2016	715	—
3-Month Aluminum	Short	(2)	09/29/2016	—	(688)
3-Month Aluminum	Long	3	09/30/2016	—	(951)
3-Month Aluminum	Short	(3)	09/30/2016	486	—
3-Month Aluminum	Long	1	10/06/2016	—	(82)
3-Month Aluminum	Short	(1)	10/06/2016	282	—
3-Month Aluminum	Long	6	10/07/2016	—	(1,632)
3-Month Aluminum	Short	(6)	10/07/2016	560	—
3-Month Aluminum	Long	3	10/20/2016	405	—
3-Month Aluminum	Short	(3)	10/20/2016	—	(1,279)
3-Month Copper	Long	1	08/11/2016	4,683	—
3-Month Copper	Short	(1)	08/11/2016	—	(4,989)
3-Month Copper	Long	3	09/27/2016	15,841	—
3-Month Copper	Short	(3)	09/27/2016	—	(15,839)
3-Month Copper	Long	1	10/20/2016	—	(840)
3-Month Copper	Short	(1)	10/20/2016	334	—
3-Month Copper	Long	1	10/27/2016	660	—
3-Month Copper	Short	(1)	10/27/2016	—	(1,083)

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2016 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

FUTURES CONTRACTS (continued): (F) (G)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month Zinc	Long	1	09/01/2016	$8,500	$—
3-Month Zinc	Short	(1)	09/01/2016	—	(8,393)
3-Month Zinc	Long	1	09/09/2016	4,281	—
3-Month Zinc	Short	(1)	09/09/2016	—	(4,299)
3-Month Zinc	Long	1	09/14/2016	5,064	—
3-Month Zinc	Short	(1)	09/14/2016	—	(5,262)
3-Month Zinc	Long	2	09/30/2016	6,733	—
3-Month Zinc	Short	(2)	09/30/2016	—	(7,030)
3-Month Zinc	Long	2	10/27/2016	1,184	—
3-Month Zinc	Short	(2)	10/27/2016	—	(1,656)
10-Year Australia Treasury Bond	Short	(251)	09/15/2016	—	(277,264)
10-Year Japan Government Bond	Long	32	09/12/2016	166,313	—
10-Year Japan Government Bond Mini	Long	86	09/09/2016	13,254	—
10-Year U.S. Treasury Note	Short	(46)	09/21/2016	—	(22,780)
Aluminum	Long	46	09/19/2016	61,694	—
Aluminum	Short	(3)	09/19/2016	—	(457)
Amsterdam Index	Long	19	08/19/2016	19,079	—
BIST 30 Index	Long	17	08/31/2016	—	(1,611)
Brent Crude Oil	Short	(33)	08/31/2016	123,359	—
CAC 40 Index	Short	(101)	08/19/2016	—	(98,847)
Copper	Long	18	09/19/2016	124,460	—
Copper	Short	(2)	09/19/2016	183	—
Corn	Short	(21)	09/14/2016	896	—
DAX® Index	Long	32	09/16/2016	580,166	—
EURO STOXX 50® Index	Long	286	09/16/2016	588,136	—
FTSE 100 Index	Long	138	09/16/2016	505,862	—
FTSE Bursa Malaysia KLCI	Long	8	08/30/2016	—	(1,231)
FTSE JSE Top 40 Index	Short	(137)	09/15/2016	14,480	—
FTSE MIB Index	Short	(44)	09/16/2016	—	(207,956)
German Euro Bund	Long	59	09/08/2016	37,630	—
Gold 100 oz	Long	1	12/28/2016	3,420	—
H-Shares Index	Long	14	08/30/2016	—	(11,521)
Hang Seng Index	Short	(59)	08/30/2016	136,062	—
IBEX 35 Index	Long	36	08/19/2016	29,416	—
Mexican Bolsa Index	Long	7	09/15/2016	6,881	—
MSCI Singapore Index	Long	40	08/30/2016	—	(14,815)
MSCI Taiwan Index	Short	(26)	08/30/2016	2,547	—
Natural Gas	Long	30	08/29/2016	38,880	—
New York Harbor ULSD	Long	3	08/31/2016	—	(18,751)
Nickel	Long	12	09/19/2016	146,275	—
OMX Stockholm 30 Index	Short	(5)	08/19/2016	—	(826)
RBOB Gasoline	Long	4	08/31/2016	—	(15,103)
S&P 500® E-Mini	Long	56	09/16/2016	15,042	—
S&P/ASX 200 Index	Long	31	09/15/2016	163,702	—
S&P/TSX 60 Index	Short	(9)	09/15/2016	—	(47,339)
SET 50 Index	Long	100	09/29/2016	38,116	—
SGX CNX Nifty Index	Short	(105)	08/25/2016	—	(918)
Silver	Long	5	09/28/2016	74,202	—
Soybean	Short	(4)	11/14/2016	32,008	—
Soybean Oil	Short	(72)	12/14/2016	112,726	—
TOPIX Index	Short	(34)	09/08/2016	—	(149,088)
U.K. Gilt	Short	(38)	09/28/2016	—	(38,265)
WTI Crude	Short	(12)	08/22/2016	32,783	—
Zinc	Long	9	09/19/2016	61,828	—
Zinc	Short	(5)	09/19/2016	—	(18,862)

Total				$3,189,635	$(991,213)

The notes are an integral part of this report. Transamerica Funds	Page 11	July 31, 2016 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (C)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	09/21/2016	AUD	8,159,000	USD	6,062,733	$127,125	$—
CITI	09/21/2016	BRL	30,832,982	USD	8,647,417	702,868	(1,604)
CITI	09/21/2016	CAD	20,492,000	USD	15,713,710	29,090	(43,596)
CITI	09/21/2016	CHF	553,000	USD	563,297	9,252	(299)
CITI	09/21/2016	CLP	1,880,000,000	USD	2,755,387	104,175	(2,243)
CITI	09/21/2016	COP	9,190,000,000	USD	2,914,213	51,503	(4,805)
CITI	09/21/2016	CZK	145,900,000	USD	6,049,057	7,051	(10,795)
CITI	09/21/2016	EUR	11,390,000	USD	12,868,437	1,673	(108,139)
CITI	09/21/2016	GBP	11,786,000	USD	16,811,793	33,303	(1,232,857)
CITI	09/21/2016	HKD	2,885,000	USD	371,986	122	(11)
CITI	09/21/2016	HUF	722,130,000	USD	2,609,285	9,260	(22,541)
CITI	09/21/2016	IDR	16,100,000,000	USD	1,173,659	45,933	(208)
CITI	09/21/2016	ILS	170,000	USD	44,449	176	—
CITI	09/21/2016	INR	291,574,000	USD	4,289,379	24,900	—
CITI	09/21/2016	JPY	2,198,226,000	USD	20,618,416	968,239	—
CITI	09/21/2016	KRW	8,799,333,000	USD	7,555,463	298,032	—
CITI	09/21/2016	MXN	73,600,166	USD	3,955,838	101	(52,203)
CITI	09/21/2016	MYR	21,540,000	USD	5,243,084	39,641	(7,411)
CITI	09/21/2016	NOK	128,140,000	USD	15,285,109	25,886	(122,052)
CITI	09/21/2016	NZD	29,266,000	USD	20,363,327	737,591	(15,125)
CITI	09/21/2016	PHP	71,000,000	USD	1,524,766	—	(21,827)
CITI	09/21/2016	PLN	15,212,000	USD	3,869,917	40,363	(11,575)
CITI	09/21/2016	SEK	173,798,000	USD	20,998,523	—	(634,466)
CITI	09/21/2016	SGD	6,963,000	USD	5,136,823	54,642	—
CITI	09/21/2016	TRY	18,850,000	USD	6,253,999	8,952	(30,362)
CITI	09/21/2016	TWD	145,000,000	USD	4,494,759	54,105	(2,320)
CITI	09/21/2016	USD	10,178,707	AUD	14,096,000	—	(515,278)
CITI	09/21/2016	USD	3,806,657	BRL	14,230,000	—	(507,935)
CITI	09/21/2016	USD	10,926,730	CAD	14,167,000	85,820	(12,623)
CITI	09/21/2016	USD	3,503,320	CHF	3,417,000	1,515	(34,142)
CITI	09/21/2016	USD	1,947,517	COP	5,910,000,000	47,773	(4,390)
CITI	09/21/2016	USD	6,703,953	CZK	161,400,000	21,669	(5,265)
CITI	09/21/2016	USD	33,442,934	EUR	30,011,000	43,445	(226,456)
CITI	09/21/2016	USD	33,227,478	GBP	23,047,000	2,754,019	(55,583)
CITI	09/21/2016	USD	451,517	HKD	3,502,000	—	(158)
CITI	09/21/2016	USD	2,165,692	HUF	616,000,000	—	(48,782)
CITI	09/21/2016	USD	1,770,912	ILS	6,800,000	—	(14,080)
CITI	09/21/2016	USD	3,476,685	INR	238,000,000	—	(44,885)
CITI	09/21/2016	USD	13,387,025	JPY	1,446,099,000	6,653	(820,369)
CITI	09/21/2016	USD	4,313,276	KRW	5,102,706,000	—	(240,944)
CITI	09/21/2016	USD	3,941,705	MXN	74,323,000	20,414	(20,784)
CITI	09/21/2016	USD	4,340,664	MYR	17,600,000	41,112	(10,822)
CITI	09/21/2016	USD	14,517,364	NOK	121,128,000	180,818	(21,238)
CITI	09/21/2016	USD	2,790,298	PHP	131,100,000	15,152	—
CITI	09/21/2016	USD	6,341,339	PLN	25,212,000	219	(120,499)
CITI	09/21/2016	USD	21,234,533	SEK	177,755,000	431,331	(24,500)
CITI	09/21/2016	USD	8,396,696	SGD	11,533,000	—	(202,064)
CITI	09/21/2016	USD	5,857,236	TRY	18,003,000	—	(95,299)
CITI	09/21/2016	USD	6,838,373	TWD	223,000,000	—	(153,900)
CITI	09/21/2016	USD	482,665	ZAR	7,688,000	—	(65,462)
CITI	09/21/2016	ZAR	53,086,000	USD	3,471,032	313,811	—

Total						$7,337,734	$(5,569,897)

The notes are an integral part of this report. Transamerica Funds	Page 12	July 31, 2016 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$152,638,112	$—	$—	$152,638,112

Total Investments	$152,638,112	$—	$—	$152,638,112

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$41,947,429	$—	$41,947,429
Over-the-Counter Total Return Swap Agreements	—	2,058,878	—	2,058,878
Futures Contracts (I)	3,189,635	—	—	3,189,635
Forward Foreign Currency Contracts (I)	—	7,337,734	—	7,337,734

Total Other Financial Instruments	$3,189,635	$51,344,041	$—	$54,533,676

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(41,970,341)	$—	$(41,970,341)
Over-the-Counter Total Return Swap Agreements	—	(2,224,361)	—	(2,224,361)
Futures Contracts (I)	(991,213)	—	—	(991,213)
Forward Foreign Currency Contracts (I)	—	(5,569,897)	—	(5,569,897)

Total Other Financial Instruments	$(991,213)	$(49,764,599)	$—	$(50,755,812)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Aggregate cost for federal income tax purposes is $152,638,112.
(B)	Cash in the amount of $2,817,577 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(C)	Cash in the amount of $1,800,000 has been segregated by the custodian as collateral for open over-the-counter swap agreements and/or forward foreign currency contracts.
(D)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(E)

Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2016, total value of derivatives is $871, representing less than 0.1% of the Fund’s net assets.

(F)	Cash in the amount of $5,074,787 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(G)	Cash in the amount of $29,730 has been segregated by the broker as collateral to cover margin requirements for open futures contracts.
(H)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen

The notes are an integral part of this report. Transamerica Funds	Page 13	July 31, 2016 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

CURRENCY ABBREVIATIONS (continued):

KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

CITI	Citibank N.A.
GSB	Goldman Sachs Bank
MLI	Merrill Lynch International

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BIST	Borsa Istanbul (Sole Exchange Entity of Turkey)
BKBM	Bank Bill Reference Rate
BM&F Bovespa	Bolsa de Valores, Mercadorias & Futuros de Sao Paulo (Brazilian Stock Exchange Index)
CAC	Cotation Assistée en Continu (French Stock Market Index)
CDOR	Canadian Dollar Offered Rate
CNX Nifty	CRISIL NSE Index (National Stock Exchange of India’s Benchmark Index)
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Índice Bursatil Español (Bolsa de Madrid Stock Market Index)
JSE	Johannesburg Stock Exchange
KLCI	Kuala Lumpur Composite Index
KOSPI	Korean Composite Stock Price Index
LIBOR	London Interbank Offered Rate
MIB	Milano Italia Borsa (FTSE MIB is the primary benchmark index for the Italian equity markets)
NIBOR	Norwegian Interbank Offered Rate
OMX	Norwegian Stockholm Stock Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
SET	Stock Exchange of Thailand
SGX	Singapore Exchange
SIDE	Swedish Markets
STIBOR	Stockholm Interbank Offered Rate
STOXX	Deutsche Börse Group & SIX Group Index
TAIEX	Taiwan Capitalization Weighted Stock Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
WTI	West Texas Intermediate

The notes are an integral part of this report. Transamerica Funds	Page 14	July 31, 2016 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Australia - 6.5%
GPT Group, REIT	54,350	$ 231,712
Mirvac Group, REIT	370,000	618,599
Scentre Group, REIT	278,539	1,121,881
Vicinity Centres, REIT	203,007	533,792
Westfield Corp., REIT	60,650	492,252

		2,998,236

France - 7.1%
Gecina SA, REIT	4,654	703,989
ICADE, REIT	2,303	177,504
Klepierre, REIT	24,553	1,175,558
Unibail-Rodamco SE, REIT	4,346	1,196,001

		3,253,052

Germany - 2.7%
Deutsche Wohnen AG	3,595	134,543
LEG Immobilien AG (A)	9,649	968,617
Vonovia SE	3,584	142,045

		1,245,205

Hong Kong - 7.2%
Cheung Kong Property Holdings, Ltd.	79,490	567,610
Henderson Land Development Co., Ltd.	51,700	307,865
Link REIT	110,600	825,395
Sun Hung Kai Properties, Ltd.	81,945	1,172,393
Wharf Holdings, Ltd.	63,000	434,026

		3,307,289

Japan - 14.9%
Daito Trust Construction Co., Ltd.	1,900	320,096
Daiwa House Industry Co., Ltd.	10,523	298,978
GLP J-REIT	185	236,066
Invincible Investment Corp., REIT (B)	176	119,018
Japan Real Estate Investment Corp., REIT	15	90,998
Japan Retail Fund Investment Corp., Class A, REIT	347	857,000
Kenedix Office Investment Corp., Class A, REIT	77	482,972
Mitsubishi Estate Co., Ltd.	65,436	1,237,086
Mitsui Fudosan Co., Ltd.	41,446	915,358
Mori Hills REIT Investment Corp. (B)	211	331,901
Nippon Building Fund, Inc., REIT	14	86,441
Nippon Prologis REIT, Inc.	283	706,425
NTT Urban Development Corp.	15,800	170,798
Orix JREIT, Inc., Class A	284	524,663
Sumitomo Realty & Development Co., Ltd. (B)	18,930	498,226

		6,876,026

Netherlands - 0.9%
Eurocommercial Properties NV, CVA	5,251	232,477
NSI NV, REIT	37,887	167,694

		400,171

Singapore - 0.2%
Mapletree Commercial Trust, REIT	80,700	95,405

Spain - 0.2%
Hispania Activos Inmobiliarios SOCIMI SA, REIT	8,170	109,335

	Shares	Value
COMMON STOCKS (continued)
Sweden - 0.5%
Hufvudstaden AB, Class A	12,906	$ 215,527

United Kingdom - 4.1%
Derwent London PLC, REIT	2,286	85,982
Great Portland Estates PLC, REIT	29,936	270,794
Hammerson PLC, REIT	36,631	270,272
Land Securities Group PLC, REIT	78,669	1,139,012
Safestore Holdings PLC, REIT	27,194	133,451

		1,899,511

United States - 54.6%
Alexandria Real Estate Equities, Inc., REIT (B)	4,700	527,810
AvalonBay Communities, Inc., REIT	6,615	1,228,075
CubeSmart, Class A, REIT	9,760	289,970
DCT Industrial Trust, Inc., REIT	9,375	470,812
DDR Corp., REIT	34,900	688,926
Digital Realty Trust, Inc., REIT (B)	8,385	875,897
Duke Realty Corp., REIT (B)	11,800	339,722
Equity Residential, REIT	17,000	1,155,830
Gaming and Leisure Properties, Inc., REIT	17,300	619,859
General Growth Properties, Inc., REIT	46,003	1,469,796
Healthcare Realty Trust, Inc., REIT	12,900	466,464
Healthcare Trust of America, Inc., Class A, REIT	13,309	453,171
Highwoods Properties, Inc., REIT (B)	5,800	323,176
Host Hotels & Resorts, Inc., REIT (B)	36,977	655,972
Kilroy Realty Corp., REIT (B)	10,000	732,100
Kimco Realty Corp., REIT (B)	39,820	1,278,222
MGM Growth Properties LLC, Class A, REIT	11,476	311,114
Paramount Group, Inc., REIT (B)	13,400	236,242
Pebblebrook Hotel Trust, REIT (B)	10,180	301,837
Prologis, Inc., Class A, REIT	20,203	1,100,861
Public Storage, REIT	4,000	955,680
QTS Realty Trust, Inc., Class A, REIT (B)	6,800	389,300
Regency Centers Corp., REIT	7,200	611,496
Simon Property Group, Inc., REIT	10,670	2,422,517
SL Green Realty Corp., REIT (B)	8,500	1,001,470
Sovran Self Storage, Inc., REIT	1,200	122,844
Spirit Realty Capital, Inc., REIT	60,671	829,373
Sun Communities, Inc., REIT	8,400	664,860
Sunstone Hotel Investors, Inc., REIT	18,567	246,941
UDR, Inc., REIT (B)	19,483	725,352
VEREIT, Inc.	82,700	914,662
Vornado Realty Trust, Class A, REIT	11,037	1,185,374
Welltower, Inc., REIT	20,000	1,586,600

		25,182,325

Total Common Stocks (Cost $32,358,725)		45,582,082

SECURITIES LENDING COLLATERAL - 17.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (C)	8,140,233	8,140,233

Total Securities Lending Collateral (Cost $8,140,233)		8,140,233

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.9%

State Street Bank & Trust Co. 0.03% (C), dated 07/29/2016, to be repurchased at $415,042 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 07/31/2020, and with a value of $428,488.

$ 415,041	$ 415,041

Total Repurchase Agreement (Cost $415,041)	415,041

Total Investments (Cost $40,913,999) (D)	54,137,356
Net Other Assets (Liabilities) - (17.4)%	(8,034,958)

Net Assets - 100.0%	$ 46,102,398

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Real Estate Investment Trusts	70.6%	$ 38,198,914
Real Estate Management & Development	13.6	7,383,168

Investments, at Value	84.2	45,582,082
Short-Term Investments	15.8	8,555,274

Total Investments	100.0%	$ 54,137,356

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$25,182,325	$20,399,757	$—	$45,582,082
Securities Lending Collateral	8,140,233	—	—	8,140,233
Repurchase Agreement	—	415,041	—	415,041

Total Investments	$33,322,558	$20,814,798	$—	$54,137,356

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $7,945,665. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at July 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $40,913,999. Aggregate gross unrealized appreciation and depreciation for all securities is $13,290,394 and $67,037, respectively. Net unrealized appreciation for tax purposes is $13,223,357.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Government Money Market

(formerly, Transamerica Money Market)

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.4%
Federal Farm Credit Banks
0.47% (A), 04/20/2017	$ 100,000	$ 99,963
0.52% (A), 02/13/2017 - 03/29/2017	3,340,000	3,339,056
0.53% (A), 04/17/2017	1,580,000	1,579,784
0.54% (A), 06/22/2017	3,200,000	3,199,710
0.59% (A), 08/01/2017	720,000	720,075
0.60% (A), 11/13/2017	3,200,000	3,200,214
Federal Home Loan Banks
0.53% (A), 07/12/2017	4,100,000	4,100,000
0.57% (A), 10/27/2017	5,000,000	5,000,000
0.63% (A), 10/04/2017	6,500,000	6,501,234
0.64% (A), 08/25/2017	2,600,000	2,601,221

Total U.S. Government Agency Obligations (Cost $30,341,257)		30,341,257

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 50.1%
Federal Agricultural Mortgage Corp.
0.51% (A), 05/09/2017	3,400,000	3,399,733
Federal Agricultural Mortgage Corp. Discount Notes
0.40% (B), 10/11/2016	6,750,000	6,744,662
0.43% (B), 09/08/2016	760,000	759,645
Federal Farm Credit Banks
0.51% (A), 02/15/2017	6,400,000	6,399,644
Federal Farm Credit Discount Notes
0.49% (B), 11/01/2016	6,250,000	6,242,167
0.50% (B), 11/14/2016	3,200,000	3,195,340
Federal Home Loan Bank Discount Notes
0.33% (B), 08/10/2016 - 08/19/2016	18,500,000	18,497,217
0.37% (B), 10/05/2016	9,300,000	9,293,708
0.38% (B), 10/21/2016	4,500,000	4,496,161
0.40% (B), 09/09/2016	8,000,000	7,996,410
0.46% (B), 09/02/2016	6,200,000	6,197,336
0.49% (B), 01/27/2017	10,000,000	9,975,867
0.55% (B), 11/10/2016	6,500,000	6,489,957
Federal Home Loan Banks
0.41% (A), 09/02/2016	7,900,000	7,900,000
0.47% (A), 01/06/2017	4,000,000	4,000,000
0.48% (A), 06/01/2017	3,400,000	3,399,568
0.49% (A), 08/01/2016	1,000,000	1,000,006
0.54% (A), 04/19/2017	5,100,000	5,100,000
0.59% (A), 10/12/2016	2,600,000	2,600,444

Total Short-Term U.S. Government Agency Obligations (Cost $113,687,865)		113,687,865

REPURCHASE AGREEMENTS - 36.6%
Barclays Capital, Inc. 0.32% (B), dated 07/29/2016, to be repurchased at $12,500,333 on 08/01/2016. Collateralized by U.S. Government Agency Obligations, Zero Coupon - 6.60%, due 01/15/2027 - 03/25/2042, and with a total value of $12,750,395.	12,500,000	12,500,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Barclays Capital, Inc. 0.40% (B), dated 07/29/2016, to be repurchased at $9,206,133 on 09/27/2016. Collateralized by U.S. Government Agency Obligations, Zero Coupon - 5.97%, due 01/15/2027 - 05/15/2040, and with a total value of $9,384,214. (C)

	$ 9,200,000	$ 9,200,000
Goldman Sachs & Co. 0.32% (B), dated 07/29/2016, to be repurchased at $10,000,267 on 08/01/2016. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 06/01/2025, and with a value of $10,200,000.	10,000,000	10,000,000
ING Financial Markets LLC 0.28% (B), dated 07/29/2016, to be repurchased at $10,800,252 on 08/01/2016. Collateralized by U.S. Government Obligations, 1.63% - 2.50%, due 06/30/2019 - 08/15/2023, and with a total value of $11,020,011.	10,800,000	10,800,000
Jefferies LLC 0.48% (B), dated 07/29/2016, to be repurchased at $12,100,484 on 08/01/2016. Collateralized by U.S. Government Agency Obligations, 2.34% - 3.50%, due 09/01/2043 - 06/15/2051, and with a total value of $12,342,000.	12,100,000	12,100,000
Nomura Securities International, Inc. 0.36% (B), dated 07/29/2016, to be repurchased at $28,200,846 on 08/01/2016. Collateralized by U.S. Government Agency Obligations, 1.76% - 7.00%, due 11/01/2016 - 04/20/2066, and with a total value of $28,764,000.	28,200,000	28,200,000
State Street Bank & Trust Co. 0.03% (B), dated 07/29/2016, to be repurchased at $370,380 on 08/01/2016. Collateralized by a U.S. Government Obligation, 2.75%, due 02/15/2024, and with a value of $382,950.	370,379	370,379

Total Repurchase Agreements (Cost $83,170,379)		83,170,379

Total Investments (Cost $227,199,501) (D)		227,199,501
Net Other Assets (Liabilities) - (0.1)%		(205,419)

Net Assets - 100.0%		$ 226,994,082

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Government Money Market

(formerly, Transamerica Money Market)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$30,341,257	$—	$30,341,257
Short-Term U.S. Government Agency Obligations	—	113,687,865	—	113,687,865
Repurchase Agreements	—	83,170,379	—	83,170,379

Total Investments	$—	$227,199,501	$—	$227,199,501

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2016.
(B)	Rates disclosed reflect the yields at July 31, 2016.
(C)	Illiquid security. At July 31, 2016, value of the illiquid security is $9,200,000, representing 4.1% of the Fund’s net assets.
(D)	Aggregate cost for federal income tax purposes is $227,199,501.
(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 1.6%
Boeing Co.	53,657	$ 7,171,795

Automobiles - 1.1%
Tesla Motors, Inc. (A) (B)	22,357	5,249,200

Beverages - 2.2%
Constellation Brands, Inc., Class A	21,127	3,478,138
Monster Beverage Corp. (A)	41,734	6,703,732

		10,181,870

Biotechnology - 8.9%
Alexion Pharmaceuticals, Inc. (A)	46,803	6,018,866
Biogen, Inc. (A)	14,633	4,242,545
BioMarin Pharmaceutical, Inc. (A)	26,409	2,625,583
Celgene Corp. (A)	94,974	10,655,133
Regeneron Pharmaceuticals, Inc., Class A (A)	14,866	6,319,834
Shire PLC, Class B, ADR	47,342	9,190,029
Vertex Pharmaceuticals, Inc. (A)	19,463	1,887,911

		40,939,901

Capital Markets - 1.5%
Goldman Sachs Group, Inc.	25,042	3,976,920
Morgan Stanley	97,210	2,792,843

		6,769,763

Chemicals - 0.3%
Albemarle Corp.	17,041	1,434,341

Communications Equipment - 1.0%
Palo Alto Networks, Inc. (A) (B)	33,341	4,364,004

Diversified Financial Services - 1.4%
S&P Global, Inc.	50,941	6,224,990

Energy Equipment & Services - 1.4%
Halliburton Co.	89,568	3,910,539
Schlumberger, Ltd.	28,591	2,302,147

		6,212,686

Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	43,742	7,314,537
Kroger Co.	149,986	5,128,022

		12,442,559

Hotels, Restaurants & Leisure - 4.7%
Marriott International, Inc., Class A (B)	117,604	8,432,207
McDonald’s Corp.	43,026	5,062,009
Starbucks Corp.	134,800	7,825,140

		21,319,356

Industrial Conglomerates - 0.6%
General Electric Co.	88,132	2,744,430

Internet & Catalog Retail - 9.5%
Amazon.com, Inc. (A)	36,877	27,982,637
Netflix, Inc. (A)	78,709	7,182,196
Priceline Group, Inc. (A)	6,242	8,431,756

		43,596,589

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services - 14.2%
Alibaba Group Holding, Ltd., ADR (A)	114,540	$ 9,447,259
Alphabet, Inc., Class A (A)	14,253	11,278,969
Alphabet, Inc., Class C (A)	14,715	11,312,745
Facebook, Inc., Class A (A)	163,050	20,208,417
Tencent Holdings, Ltd.	540,205	12,985,697

		65,233,087

IT Services - 7.1%
FleetCor Technologies, Inc. (A)	36,142	5,482,019
MasterCard, Inc., Class A	120,723	11,497,659
Visa, Inc., Class A (B)	200,630	15,659,171

		32,638,849

Life Sciences Tools & Services - 0.9%
Illumina, Inc. (A)	24,292	4,040,974

Media - 2.5%
Time Warner, Inc.	71,682	5,494,425
Walt Disney Co.	64,544	6,192,997

		11,687,422

Oil, Gas & Consumable Fuels - 1.3%
Concho Resources, Inc. (A)	46,454	5,769,587

Pharmaceuticals - 6.1%
Allergan PLC (A)	36,248	9,168,932
Bristol-Myers Squibb Co.	154,099	11,528,146
Novo Nordisk A/S, ADR	127,007	7,235,589

		27,932,667

Real Estate Investment Trusts - 1.4%
American Tower Corp., Class A	54,294	6,285,616

Semiconductors & Semiconductor Equipment - 3.5%
NVIDIA Corp. (B)	87,340	4,987,114
NXP Semiconductors NV (A)	62,019	5,215,178
Qualcomm, Inc.	93,673	5,862,056

		16,064,348

Software - 10.6%
Adobe Systems, Inc. (A)	102,458	10,026,540
Atlassian Corp. PLC, Class A (A)	7,052	211,348
Microsoft Corp.	191,211	10,837,839
Mobileye NV (A)	9,865	472,632
Red Hat, Inc. (A)	80,121	6,032,310
salesforce.com, Inc. (A)	131,741	10,776,414
Splunk, Inc. (A) (B)	75,275	4,707,699
Workday, Inc., Class A (A) (B)	65,026	5,419,267

		48,484,049

Specialty Retail - 8.0%
Home Depot, Inc.	57,722	7,979,489
Industria de Diseno Textil SA	313,322	10,838,101
O’Reilly Automotive, Inc. (A)	33,436	9,717,505
TJX Cos., Inc.	84,048	6,868,402
Ulta Salon Cosmetics & Fragrance, Inc. (A)	5,261	1,374,226

		36,777,723

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	149,662	15,596,277

Textiles, Apparel & Luxury Goods - 4.0%
adidas AG	36,197	5,938,718

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
lululemon athletica, Inc. (A)	46,314	$ 3,596,282
NIKE, Inc., Class B	159,881	8,873,395

		18,408,395

Total Common Stocks (Cost $274,233,602)		457,570,478

SECURITIES LENDING COLLATERAL - 8.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (C)	39,229,723	39,229,723

Total Securities Lending Collateral (Cost $39,229,723)		39,229,723

Total Investments (Cost $313,463,325) (D)		496,800,201
Net Other Assets (Liabilities) - (8.4)%		(38,678,887)

Net Assets - 100.0%		$ 458,121,314

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$427,807,962	$29,762,516	$—	$457,570,478
Securities Lending Collateral	39,229,723	—	—	39,229,723

Total Investments	$467,037,685	$29,762,516	$—	$496,800,201

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $38,397,903. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at July 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $313,463,325. Aggregate gross unrealized appreciation and depreciation for all securities is $187,158,398 and $3,821,522, respectively. Net unrealized appreciation for tax purposes is $183,336,876.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 94.3%
Aerospace & Defense - 1.2%
Bombardier, Inc.
6.00%, 10/15/2022 (A) (B)	$ 5,145,000	$ 4,540,463
7.75%, 03/15/2020 (A)	5,148,000	5,220,072
Triumph Group, Inc.
5.25%, 06/01/2022	3,138,000	2,988,945

		12,749,480

Airlines - 2.7%
American Airlines Group, Inc.
4.63%, 03/01/2020 (A) (B)	1,740,000	1,713,900
5.50%, 10/01/2019 (A) (B)	3,140,000	3,202,800
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	4,280,453	4,457,022
5.63%, 01/15/2021 (A)	2,615,017	2,719,618
6.00%, 01/15/2017 (A)	1,090,301	1,103,930
6.13%, 07/15/2018 (A)	2,810,000	2,919,028
Continental Airlines Pass-Through Certificates
6.13%, 04/29/2018	2,224,000	2,340,760
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	832,297	857,266
6.90%, 10/19/2023	4,601,888	4,831,982
United Airlines Pass-Through Trust
4.63%, 03/03/2024	1,017,513	1,020,057
United Continental Holdings, Inc.
6.38%, 06/01/2018	661,000	694,050
US Airways Pass-Through Trust
5.45%, 06/03/2018	881,000	903,025
6.75%, 12/03/2022	1,713,067	1,871,526

		28,634,964

Auto Components - 0.2%
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	2,000,000	2,107,500

Automobiles - 0.2%
Fiat Chrysler Automobiles NV
5.25%, 04/15/2023 (B)	2,575,000	2,600,750

Banks - 2.9%
Bank of America Corp.
8.00% (C), 01/30/2018 (D)	6,133,000	6,231,925
Barclays PLC
6.63% (C), 09/15/2019 (B) (D)	1,765,000	1,652,481
8.25% (C), 12/15/2018 (B) (D)	3,867,000	3,934,673
BNP Paribas SA
7.63% (C), 03/30/2021 (A) (B) (D)	1,530,000	1,589,670
CIT Group, Inc.
4.25%, 08/15/2017	1,500,000	1,528,875
5.00%, 05/15/2017	450,000	459,666
5.25%, 03/15/2018	1,583,000	1,646,320
5.50%, 02/15/2019 (A)	1,950,000	2,067,000
Citigroup, Inc.
6.30% (C), 05/15/2024 (D)	4,678,000	4,794,950
JPMorgan Chase & Co.
7.90% (C), 04/30/2018 (D)	3,576,000	3,719,040
Lloyds Banking Group PLC
7.50% (C), 06/27/2024 (B) (D)	3,750,000	3,740,625

		31,365,225

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.9%
Cott Beverages, Inc.
5.38%, 07/01/2022	$ 5,149,000	$ 5,277,725
6.75%, 01/01/2020	3,825,000	4,011,469

		9,289,194

Biotechnology - 0.2%
Concordia International Corp.
7.00%, 04/15/2023 (A)	2,241,000	1,848,825

Building Products - 3.0%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017	10,383,000	9,708,105
Builders FirstSource, Inc.
7.63%, 06/01/2021 (A)	1,555,000	1,648,300
10.75%, 08/15/2023 (A)	5,150,000	5,716,500
Griffon Corp.
5.25%, 03/01/2022	7,140,000	7,148,925
Norbord, Inc.
6.25%, 04/15/2023 (A)	2,946,000	3,085,935
Ply Gem Industries, Inc.
6.50%, 02/01/2022	4,147,000	4,136,485

		31,444,250

Capital Markets - 1.8%
Credit Suisse Group AG
6.25% (C), 12/18/2024 (A) (D)	543,000	524,679
7.50% (C), 12/11/2023 (A) (D)	5,895,000	6,101,325
Deutsche Bank AG
7.50% (C), 04/30/2025 (B) (D)	3,400,000	2,873,000
Goldman Sachs Capital II
4.00% (C), 08/29/2016 (D)	6,562,000	5,331,625
Morgan Stanley
5.55% (C), 07/15/2020 (B) (D)	4,000,000	4,050,000

		18,880,629

Chemicals - 1.1%
Hexion, Inc.
6.63%, 04/15/2020	10,225,000	8,640,125
10.00%, 04/15/2020	620,000	607,600
Tronox Finance LLC
7.50%, 03/15/2022 (A)	3,100,000	2,460,625

		11,708,350

Commercial Services & Supplies - 0.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.25%, 03/15/2025 (A) (B)	2,750,000	2,591,875
5.50%, 04/01/2023 (B)	2,850,000	2,828,625

		5,420,500

Construction & Engineering - 1.9%
Abengoa Finance SA
7.75%, 02/01/2020 (A) (E)	1,606,000	84,315
Abengoa Greenfield SA
6.50%, 10/01/2019 (A) (E)	2,490,000	124,500
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 02/15/2021 (A)	6,724,000	6,421,420
Brookfield Residential Properties, Inc.
6.38%, 05/15/2025 (A) (B)	2,867,000	2,766,655
K Hovnanian Enterprises, Inc.
7.00%, 01/15/2019 (A)	3,515,000	2,460,500
7.25%, 10/15/2020 (A)	5,630,000	5,137,375

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
K Hovnanian Enterprises, Inc. (continued)
8.00%, 11/01/2019 (A)	$ 1,450,000	$ 975,125
9.13%, 11/15/2020 (A)	2,977,000	2,121,112

		20,091,002

Consumer Finance - 4.4%
Ally Financial, Inc.
4.75%, 09/10/2018	2,825,000	2,923,875
5.75%, 11/20/2025 (B)	1,761,000	1,833,641
7.50%, 09/15/2020	2,518,000	2,876,815
8.00%, 03/15/2020	2,163,000	2,482,043
Altice Financing SA
6.63%, 02/15/2023 (A)	3,575,000	3,581,721
7.50%, 05/15/2026 (A)	2,150,000	2,171,500
Altice US Finance I Corp.
5.38%, 07/15/2023 (A)	1,295,000	1,337,088
Navient Corp.
4.88%, 06/17/2019, MTN (B)	2,261,000	2,272,305
5.00%, 06/15/2018, MTN	1,700,000	1,700,000
5.00%, 10/26/2020	98,000	95,550
5.88%, 10/25/2024	3,429,000	3,163,252
6.63%, 07/26/2021 (B)	1,609,000	1,625,090
OneMain Financial Holdings LLC
6.75%, 12/15/2019 (A)	2,688,000	2,718,912
7.25%, 12/15/2021 (A)	4,046,000	4,046,000
Springleaf Finance Corp.
6.00%, 06/01/2020	3,625,000	3,516,250
7.75%, 10/01/2021 (B)	8,143,000	8,081,927
8.25%, 12/15/2020	2,720,000	2,815,200

		47,241,169

Containers & Packaging - 1.9%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.65% (C), 12/15/2019 (A)	5,280,000	5,326,200
7.25%, 05/15/2024 (A)	750,000	791,250
Ball Corp.
4.38%, 12/15/2020	1,185,000	1,269,431
5.25%, 07/01/2025	2,832,000	3,058,560
Coveris Holdings SA
7.88%, 11/01/2019 (A)	3,955,000	3,974,775
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A) (B)	2,263,000	2,432,725
6.38%, 08/15/2025 (A)	931,000	1,021,191
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	1,313,000	1,354,031
7.00%, 07/15/2024 (A) (B)	681,000	719,732

		19,947,895

Diversified Financial Services - 2.6%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
3.95%, 02/01/2022	795,000	832,508
4.25%, 07/01/2020	900,000	946,125
4.63%, 10/30/2020	300,000	320,625
4.63%, 07/01/2022 (B)	275,000	295,372
Denali International LLC / Denali Finance Corp.
5.63%, 10/15/2020 (A)	11,106,000	11,647,973
Glen Meadow Pass-Through Trust
6.51% (C), 02/12/2067 (A)	7,316,000	5,429,057

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
ILFC E-Capital Trust I
3.98% (C), 12/21/2065 (A) (B)	$ 6,576,000	$ 5,301,900
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.50%, 04/15/2021 (A)	3,313,000	3,047,960

		27,821,520

Diversified Telecommunication Services - 7.8%
CenturyLink, Inc.
6.45%, 06/15/2021 (B)	798,000	851,865
7.50%, 04/01/2024 (B)	3,200,000	3,416,000
7.60%, 09/15/2039	7,786,000	6,968,470
7.65%, 03/15/2042	6,944,000	6,214,880
Frontier Communications Corp.
6.88%, 01/15/2025	500,000	438,495
7.63%, 04/15/2024	5,710,000	5,267,475
9.00%, 08/15/2031	4,583,000	4,296,562
10.50%, 09/15/2022	1,060,000	1,144,800
11.00%, 09/15/2025	526,000	561,505
Hughes Satellite Systems Corp.
5.25%, 08/01/2026 (A)	435,000	433,913
6.50%, 06/15/2019	3,021,000	3,281,561
6.63%, 08/01/2026 (A)	1,205,000	1,195,963
7.63%, 06/15/2021	4,590,000	4,911,300
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (B)	3,575,000	2,672,312
7.25%, 10/15/2020	570,000	414,675
7.50%, 04/01/2021	633,000	449,430
8.00%, 02/15/2024 (A) (B)	722,000	689,510
Neptune Finco Corp.
6.63%, 10/15/2025 (A)	2,290,000	2,467,475
10.13%, 01/15/2023 (A)	222,000	254,468
10.88%, 10/15/2025 (A)	875,000	1,023,750
SFR Group SA
7.38%, 05/01/2026 (A)	3,361,000	3,356,799
Sprint Capital Corp.
6.90%, 05/01/2019	3,343,000	3,305,391
8.75%, 03/15/2032	1,386,000	1,292,445
UPCB Finance IV, Ltd.
5.38%, 01/15/2025 (A)	3,140,000	3,163,801
Virgin Media Finance PLC
5.75%, 01/15/2025 (A)	5,065,000	5,046,006
6.38%, 04/15/2023 (A)	4,035,000	4,145,962
Virgin Media Secured Finance PLC
5.25%, 01/15/2026 (A)	1,405,000	1,401,488
5.50%, 08/15/2026 (A)	900,000	905,625
Wind Acquisition Finance SA
4.75%, 07/15/2020 (A)	3,760,000	3,743,569
7.38%, 04/23/2021 (A)	6,136,000	6,105,320
Windstream Services LLC
7.75%, 10/01/2021	3,853,000	3,660,350

		83,081,165

Electric Utilities - 1.3%
Elwood Energy LLC
8.16%, 07/05/2026	3,775,979	4,153,577
Homer City Generation, LP
8.14%, 10/01/2019	2,220,483	710,555
8.73%, 10/01/2026	6,137,938	2,071,554
Red Oak Power LLC
9.20%, 11/30/2029	4,740,000	4,905,900
Terraform Global Operating LLC
9.75%, 08/15/2022 (A) (B)	2,261,000	2,266,652

		14,108,238

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.4%
Belden, Inc.
5.50%, 09/01/2022 (A)	$ 3,250,000	$ 3,363,750
Sanmina Corp.
4.38%, 06/01/2019 (A)	1,071,000	1,100,453

		4,464,203

Energy Equipment & Services - 3.7%
CSI Compressco, LP / Compressco Finance, Inc.
7.25%, 08/15/2022	3,474,000	2,970,270
Genesis Energy, LP / Genesis Energy Finance Corp.
6.75%, 08/01/2022	3,790,000	3,818,425
Noble Holding International, Ltd.
6.05%, 03/01/2041	2,022,000	1,242,266
7.95%, 04/01/2045	1,723,000	1,257,790
NuStar Logistics, LP
4.80%, 09/01/2020	4,236,000	4,151,280
6.75%, 02/01/2021	2,590,000	2,700,075
8.15%, 04/15/2018	960,000	1,031,400
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.75%, 09/01/2020	4,165,000	4,493,352
5.88%, 03/01/2022	1,783,000	1,944,645
Rowan Cos., Inc.
4.88%, 06/01/2022	3,162,000	2,679,795
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021 - 03/01/2025	5,854,000	5,997,321
5.88%, 06/30/2026 (A)	2,682,000	2,752,403
Weatherford International LLC
6.80%, 06/15/2037	2,326,000	1,674,720
Weatherford International, Ltd.
6.75%, 09/15/2040	3,302,000	2,377,440

		39,091,182

Food & Staples Retailing - 0.8%
Albertsons Cos. LLC / Safeway, Inc.
6.63%, 06/15/2024 (A)	2,889,000	3,069,563
Rite Aid Corp.
6.13%, 04/01/2023 (A)	1,675,000	1,777,594
6.75%, 06/15/2021	3,302,000	3,471,227

		8,318,384

Food Products - 1.3%
Aramark Services, Inc.
5.75%, 03/15/2020	174,000	179,220
JBS USA LLC / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	330,000	321,750
7.25%, 06/01/2021 (A)	2,523,000	2,604,997
Pilgrim’s Pride Corp.
5.75%, 03/15/2025 (A)	2,105,000	2,131,312
Post Holdings, Inc.
7.38%, 02/15/2022 (B)	7,337,000	7,855,726
8.00%, 07/15/2025 (A)	715,000	820,463

		13,913,468

Gas Utilities - 0.3%
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75%, 06/15/2023	3,432,000	3,011,580

Health Care Equipment & Supplies - 1.8%
Crimson Merger Sub, Inc.
6.63%, 05/15/2022 (A)	4,556,000	3,883,990
DJO Finco, Inc. / DJO Finance LLC
8.13%, 06/15/2021 (A)	3,221,000	2,931,110

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Hologic, Inc.
5.25%, 07/15/2022 (A)	$ 2,608,000	$ 2,764,480
Mallinckrodt International Finance SA
4.75%, 04/15/2023 (B)	3,955,000	3,460,625
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.50%, 04/15/2025 (A)	2,675,000	2,467,688
5.75%, 08/01/2022 (A) (B)	3,611,000	3,529,752

		19,037,645

Health Care Providers & Services - 6.1%
CHS / Community Health Systems, Inc.
6.88%, 02/01/2022 (B)	9,256,000	7,960,160
7.13%, 07/15/2020 (B)	7,490,000	6,811,256
8.00%, 11/15/2019 (B)	2,900,000	2,787,625
DaVita HealthCare Partners, Inc.
5.75%, 08/15/2022	4,835,000	5,106,969
HCA Holdings, Inc.
6.25%, 02/15/2021	6,185,000	6,702,994
HCA, Inc.
5.25%, 04/15/2025 - 06/15/2026	5,094,000	5,418,058
7.50%, 02/15/2022	5,561,000	6,311,735
HealthSouth Corp.
5.75%, 11/01/2024 - 09/15/2025	5,088,000	5,272,968
LifePoint Health, Inc.
5.38%, 05/01/2024 (A)	2,834,000	2,897,765
5.50%, 12/01/2021	1,477,000	1,550,244
5.88%, 12/01/2023	886,000	934,730
Tenet Healthcare Corp.
4.38%, 10/01/2021	3,045,000	3,037,388
5.00%, 03/01/2019	2,042,000	1,965,425
5.50%, 03/01/2019	1,600,000	1,560,000
6.00%, 10/01/2020	1,293,000	1,367,283
6.75%, 06/15/2023 (B)	1,367,000	1,315,738
8.13%, 04/01/2022	4,211,000	4,347,857

		65,348,195

Hotels, Restaurants & Leisure - 5.7%
Boyd Gaming Corp.
6.38%, 04/01/2026 (A)	635,000	677,069
6.88%, 05/15/2023	4,633,000	4,963,101
FelCor Lodging, LP
5.63%, 03/01/2023	3,655,000	3,746,375
International Game Technology PLC
6.25%, 02/15/2022 (A)	1,479,000	1,549,252
6.50%, 02/15/2025 (A)	9,162,000	9,665,910
MGM Growth Properties Operating Partnership, LP / MGP Escrow Co-Issuer, Inc.
5.63%, 05/01/2024 (A)	370,000	396,270
MGM Resorts International
6.00%, 03/15/2023 (B)	3,410,000	3,689,211
6.63%, 12/15/2021	4,410,000	4,881,341
6.75%, 10/01/2020	2,134,000	2,358,070
11.38%, 03/01/2018	1,331,000	1,507,358
NCL Corp., Ltd.
4.63%, 11/15/2020 (A)	3,565,000	3,600,650
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp.
6.13%, 08/15/2021 (A)	2,422,000	2,482,550
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	1,050,000	1,092,000
10.00%, 12/01/2022	10,124,000	8,997,705
Studio City Finance, Ltd.
8.50%, 12/01/2020 (A) (B)	3,820,000	3,982,350

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Viking Cruises, Ltd.
6.25%, 05/15/2025 (A)	$ 3,502,000	$ 2,749,070
8.50%, 10/15/2022 (A)	5,171,000	4,563,407

		60,901,689

Household Durables - 2.8%
Beazer Homes USA, Inc.
5.75%, 06/15/2019 (B)	675,000	658,969
6.63%, 04/15/2018	17,000	17,298
7.25%, 02/01/2023	6,761,000	5,949,680
7.50%, 09/15/2021	784,000	715,400
9.13%, 05/15/2019 (B)	2,812,000	2,819,030
KB Home
7.00%, 12/15/2021	767,000	813,020
7.25%, 06/15/2018	2,765,000	2,975,831
7.63%, 05/15/2023	3,480,000	3,636,600
8.00%, 03/15/2020 (B)	990,000	1,093,950
Meritage Homes Corp.
4.50%, 03/01/2018	2,098,000	2,145,205
7.00%, 04/01/2022	115,000	126,212
7.15%, 04/15/2020	3,883,000	4,242,177
Tempur Sealy International, Inc.
5.50%, 06/15/2026 (A)	1,861,000	1,883,109
5.63%, 10/15/2023	2,797,000	2,894,895

		29,971,376

Household Products - 1.1%
Kronos Acquisition Holdings, Inc.
9.00%, 08/15/2023 (A)	2,365,000	2,465,512
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	745,000	769,213
6.88%, 02/15/2021	1,210,000	1,258,340
9.88%, 08/15/2019	6,542,000	6,721,905

		11,214,970

Independent Power & Renewable Electricity Producers - 2.4%
Calpine Corp.
5.25%, 06/01/2026 (A)	2,336,000	2,359,360
5.38%, 01/15/2023 (B)	500,000	498,750
5.75%, 01/15/2025 (B)	2,635,000	2,631,706
6.00%, 01/15/2022 (A)	3,560,000	3,720,200
NRG Energy, Inc.
6.63%, 03/15/2023	1,500,000	1,512,000
6.63%, 01/15/2027 (A) (F)	1,897,000	1,875,659
7.25%, 05/15/2026 (A) (B)	1,223,000	1,255,104
7.88%, 05/15/2021 (B)	10,746,000	11,148,975
8.25%, 09/01/2020	596,000	615,236

		25,616,990

Insurance - 1.4%
Genworth Holdings, Inc.
4.80%, 02/15/2024	2,000,000	1,495,000
4.90%, 08/15/2023	1,857,000	1,378,822
7.20%, 02/15/2021	3,515,000	2,967,996
7.63%, 09/24/2021	1,426,000	1,197,868
Lincoln National Corp.
2.99% (C), 05/17/2066	10,839,000	7,817,629

		14,857,315

IT Services - 1.2%
First Data Corp.
5.00%, 01/15/2024 (A)	1,451,000	1,461,883
5.75%, 01/15/2024 (A)	2,000,000	2,009,960

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
First Data Corp. (continued)
6.75%, 11/01/2020 (A)	$ 7,521,000	$ 7,840,642
7.00%, 12/01/2023 (A)	1,355,000	1,393,956

		12,706,441

Machinery - 0.9%
CNH Industrial Capital LLC
3.88%, 07/16/2018	2,515,000	2,546,438
Meritor, Inc.
6.25%, 02/15/2024 (B)	2,328,000	2,048,640
6.75%, 06/15/2021	1,047,000	1,005,120
Wise Metals Group LLC / Wise Alloys Finance Corp.
8.75%, 12/15/2018 (A)	2,192,000	2,082,400
Xerium Technologies, Inc.
9.50%, 08/15/2021 (A) (F)	2,318,000	2,306,410

		9,989,008

Media - 6.6%
Cablevision Systems Corp.
5.88%, 09/15/2022 (B)	3,274,000	3,003,895
7.75%, 04/15/2018	3,999,000	4,283,929
8.00%, 04/15/2020	3,987,000	4,156,447
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023	2,675,000	2,766,953
5.50%, 05/01/2026 (A)	488,000	509,350
5.75%, 02/15/2026 (A)	400,000	422,000
5.88%, 04/01/2024 (A)	1,000,000	1,067,500
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38%, 09/15/2020 (A)	1,003,000	1,034,344
7.75%, 07/15/2025 (A)	550,000	585,750
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	7,289,000	7,368,555
7.63%, 03/15/2020	10,898,000	10,666,180
DISH DBS Corp.
5.00%, 03/15/2023	2,820,000	2,657,850
5.88%, 11/15/2024	6,100,000	5,886,500
7.75%, 07/01/2026 (A)	2,785,000	2,887,697
7.88%, 09/01/2019	3,950,000	4,364,750
iHeartCommunications, Inc.
9.00%, 03/01/2021	440,000	330,000
10.63%, 03/15/2023	2,082,000	1,587,525
Regal Entertainment Group
5.75%, 06/15/2023 - 02/01/2025	3,022,000	3,076,838
Unitymedia GmbH
6.13%, 01/15/2025 (A)	3,076,000	3,245,180
Univision Communications, Inc.
5.13%, 02/15/2025 (A)	1,444,000	1,485,515
6.75%, 09/15/2022 (A)	8,066,000	8,610,455

		69,997,213

Metals & Mining - 2.1%
ArcelorMittal
8.00%, 10/15/2039	4,255,000	4,510,300
Constellium NV
5.75%, 05/15/2024 (A) (B)	3,705,000	3,047,362
7.88%, 04/01/2021 (A) (B)	908,000	951,130
8.00%, 01/15/2023 (A) (B)	2,130,000	1,943,625
FMG Resources Pty, Ltd.
9.75%, 03/01/2022 (A)	946,000	1,059,520
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	3,800,000	2,916,500
Novelis, Inc.
8.38%, 12/15/2017	700,000	714,875
8.75%, 12/15/2020	2,545,000	2,653,162

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2016 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Teck Resources, Ltd.
3.75%, 02/01/2023 (B)	$ 882,000	$ 723,240
6.00%, 08/15/2040	790,000	596,450
6.25%, 07/15/2041	1,973,000	1,509,345
8.00%, 06/01/2021 (A) (B)	563,000	601,003
8.50%, 06/01/2024 (A) (B)	563,000	612,263

		21,838,775

Multiline Retail - 0.1%
Dollar Tree, Inc.
5.25%, 03/01/2020	333,000	346,320
5.75%, 03/01/2023	1,138,000	1,229,040

		1,575,360

Oil, Gas & Consumable Fuels - 6.4%
Antero Resources Corp.
5.38%, 11/01/2021	1,360,000	1,302,200
BreitBurn Energy Partners, LP / BreitBurn Finance Corp.
7.88%, 04/15/2022 (E)	4,169,000	927,603
Carrizo Oil & Gas, Inc.
7.50%, 09/15/2020 (B)	2,481,000	2,474,797
Chesapeake Energy Corp.
8.00%, 12/15/2022 (A) (B)	4,383,000	3,813,210
CITGO Holding, Inc.
10.75%, 02/15/2020 (A)	5,357,000	5,290,037
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	2,901,000	2,799,465
Concho Resources, Inc.
5.50%, 04/01/2023 (B)	2,784,000	2,749,200
Continental Resources, Inc.
4.50%, 04/15/2023	1,669,000	1,510,445
5.00%, 09/15/2022 (B)	2,328,000	2,176,680
Denbury Resources, Inc.
5.50%, 05/01/2022 (B)	1,105,000	701,675
EnLink Midstream Partners, LP
4.15%, 06/01/2025	1,240,000	1,163,606
5.05%, 04/01/2045	3,302,000	2,755,143
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.50%, 11/15/2020	956,000	946,440
6.75%, 02/01/2022	1,783,000	1,733,967
6.88%, 02/15/2023	1,777,000	1,719,248
Kinder Morgan, Inc.
7.75%, 01/15/2032, MTN	1,922,000	2,246,336
8.05%, 10/15/2030, MTN	486,000	564,585
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 (E)	6,460,000	1,082,050
6.50%, 05/15/2019 (E)	1,350,000	229,500
7.75%, 02/01/2021 (E)	3,333,000	541,613
Oasis Petroleum, Inc.
6.50%, 11/01/2021 (B)	706,000	593,040
7.25%, 02/01/2019	1,687,000	1,581,563
ONEOK, Inc.
7.50%, 09/01/2023 (B)	3,027,000	3,314,565
Peabody Energy Corp.
6.25%, 11/15/2021 (E)	516,000	81,270
6.50%, 09/15/2020 (E)	1,440,000	226,800
10.00%, 03/15/2022 (A) (E)	1,992,000	328,680
Rose Rock Midstream, LP / Rose Rock Finance Corp.
5.63%, 11/15/2023	2,018,000	1,801,065
SM Energy Co.
5.63%, 06/01/2025	929,000	771,070
6.50%, 11/15/2021 (B)	3,027,000	2,648,625
6.50%, 01/01/2023	723,000	614,550

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Sunoco, LP / Sunoco Finance Corp.
5.50%, 08/01/2020 (A)	$ 3,552,000	$ 3,596,400
6.25%, 04/15/2021 (A)	662,000	675,240
6.38%, 04/01/2023 (A)	3,825,000	3,891,937
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2018	2,142,000	2,158,065
6.75%, 03/15/2024 (A) (B)	1,695,000	1,767,037
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
6.38%, 05/01/2024	1,525,000	1,607,930
Whiting Petroleum Corp.
5.75%, 03/15/2021 (B)	2,917,000	2,442,987
WPX Energy, Inc.
8.25%, 08/01/2023 (B)	2,865,000	2,809,476

		67,638,100

Paper & Forest Products - 0.4%
Boise Cascade Co.
6.38%, 11/01/2020	3,705,000	3,797,625

Personal Products - 0.5%
Revlon Consumer Products Corp.
5.75%, 02/15/2021	5,740,000	5,826,100

Pharmaceuticals - 1.6%
Endo, Ltd. / Endo Finance LLC
6.00%, 07/15/2023 (A) (B)	5,732,000	4,997,616
Valeant Pharmaceuticals International, Inc.
5.63%, 12/01/2021 (A)	1,430,000	1,220,863
5.88%, 05/15/2023 (A)	7,787,000	6,482,677
6.38%, 10/15/2020 (A)	3,842,000	3,467,405
7.50%, 07/15/2021 (A)	1,453,000	1,351,290

		17,519,851

Professional Services - 0.5%
Ceridian HCM Holding, Inc.
11.00%, 03/15/2021 (A)	4,941,000	4,990,410

Real Estate Investment Trusts - 1.0%
CBL & Associates, LP
5.25%, 12/01/2023 (B)	4,217,000	4,176,209
Communications Sales & Leasing, Inc. / CSL Capital LLC
8.25%, 10/15/2023	1,525,000	1,557,406
Iron Mountain US Holdings, Inc.
5.38%, 06/01/2026 (A)	1,930,000	1,954,125
Iron Mountain, Inc.
4.38%, 06/01/2021 (A)	1,184,000	1,225,440
VEREIT Operating Partnership, LP
4.13%, 06/01/2021	1,270,000	1,320,800

		10,233,980

Road & Rail - 1.1%
Aviation Capital Group Corp.
6.75%, 04/06/2021 (A)	3,741,000	4,371,358
Hertz Corp.
5.88%, 10/15/2020 (B)	2,891,000	2,984,958
6.75%, 04/15/2019	4,050,000	4,120,875

		11,477,191

Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc.
7.50%, 09/15/2023 (A)	639,000	698,708

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2016 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.6%
Ensemble S Merger Sub, Inc.
9.00%, 09/30/2023 (A)	$ 1,150,000	$ 1,174,438
Infor US, Inc.
5.75%, 08/15/2020 (A)	1,288,000	1,358,840
6.50%, 05/15/2022	3,539,000	3,503,610

		6,036,888

Specialty Retail - 1.2%
Claire’s Stores, Inc.
6.13%, 03/15/2020 (A)	600,000	300,000
9.00%, 03/15/2019 (A) (B)	5,986,000	3,292,300
L Brands, Inc.
6.75%, 07/01/2036	3,250,000	3,406,422
6.88%, 11/01/2035	2,968,000	3,147,564
Men’s Wearhouse, Inc.
7.00%, 07/01/2022 (B)	3,273,000	2,880,240

		13,026,526

Technology Hardware, Storage & Peripherals - 2.6%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.45%, 06/15/2023 (A)	2,173,000	2,301,494
5.88%, 06/15/2021 (A)	1,031,000	1,077,392
7.13%, 06/15/2024 (A)	1,031,000	1,109,328
8.35%, 07/15/2046 (A)	1,560,000	1,781,525
Diebold, Inc.
8.50%, 04/15/2024 (A)	3,885,000	3,889,856
Riverbed Technology, Inc.
8.88%, 03/01/2023 (A)	3,866,000	4,039,970
Seagate HDD Cayman
4.75%, 06/01/2023 (B)	3,522,000	3,284,969
4.75%, 01/01/2025	1,350,000	1,181,426
4.88%, 06/01/2027	1,135,000	951,764
5.75%, 12/01/2034	1,900,000	1,541,850
Western Digital Corp.
7.38%, 04/01/2023 (A)	2,400,000	2,613,000
10.50%, 04/01/2024 (A)	3,222,000	3,628,778

		27,401,352

Textiles, Apparel & Luxury Goods - 0.6%
Levi Strauss & Co.
6.88%, 05/01/2022	6,209,000	6,597,063

Trading Companies & Distributors - 1.4%
International Lease Finance Corp.
5.88%, 04/01/2019	1,250,000	1,359,375
United Rentals North America, Inc.
5.50%, 07/15/2025 (B)	4,807,000	4,941,644
7.63%, 04/15/2022	7,970,000	8,513,395

		14,814,414

Wireless Telecommunication Services - 3.0%
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	9,766,000	10,583,902
11.50%, 11/15/2021	4,758,000	5,233,800
Sprint Corp.
7.88%, 09/15/2023	8,515,000	7,775,302
T-Mobile USA, Inc.
6.13%, 01/15/2022	702,000	739,294

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc. (continued)
6.63%, 04/01/2023	$ 1,881,000	$ 2,018,877
6.73%, 04/28/2022	4,939,000	5,173,603

		31,524,778

Total Corporate Debt Securities (Cost $1,038,103,473)		1,001,777,436

LOAN ASSIGNMENTS - 1.5%
Containers & Packaging - 0.4%
Anchor Glass Container Corp.
1st Lien Term Loan,
4.75% (C), 07/01/2022 (F) (G)	3,984,898	3,987,886

IT Services - 0.3%
First Data Corp.
Extended Term Loan,
4.49% (C), 03/24/2021	2,650,000	2,660,841

Marine - 0.2%
Commercial Barge Line Co.
1st Lien Term Loan,
9.75% (C), 11/12/2020	2,704,763	2,528,953

Metals & Mining - 0.1%
Atkore International, Inc.
1st Lien Term Loan,
4.50% (C), 04/09/2021	656,600	653,864
2nd Lien Term Loan,
7.75% (C), 10/09/2021	580,000	578,550

		1,232,414

Oil, Gas & Consumable Fuels - 0.2%
CITGO Holding, Inc.
Term Loan B,
9.50% (C), 05/12/2018	2,261,833	2,282,567

Software - 0.3%
BMC Software Finance, Inc.
Term Loan,
5.00% (C), 09/10/2020	3,761,111	3,444,238

Total Loan Assignments (Cost $16,484,583)		16,136,899

	Shares	Value
COMMON STOCK - 0.1%
IT Services - 0.1%
Unisys Corp. (B) (H)	61,972	614,143

Total Common Stock (Cost $1,487,453)		614,143

PREFERRED STOCK - 1.2%
Banks - 1.2%
GMAC Capital Trust I
Series 2, 6.41% (C)	491,125	12,484,397

Total Preferred Stock (Cost $12,596,012)		12,484,397

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2016 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 12.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (I)	128,622,607	$ 128,622,607

Total Securities Lending Collateral (Cost $128,622,607)		128,622,607

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. 0.03% (I), dated 07/29/2016, to be repurchased at $18,045,546 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 07/31/2020, and with a value of $18,409,475.	$ 18,045,500	18,045,500

Total Repurchase Agreement (Cost $18,045,500)		18,045,500

Total Investments (Cost $1,215,339,628) (J)		1,177,680,982
Net Other Assets (Liabilities) - (10.9)%		(115,487,315)

Net Assets - 100.0%		$ 1,062,193,667

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,001,777,436	$—	$1,001,777,436
Loan Assignments	—	16,136,899	—	16,136,899
Common Stock	614,143	—	—	614,143
Preferred Stock	12,484,397	—	—	12,484,397
Securities Lending Collateral	128,622,607	—	—	128,622,607
Repurchase Agreement	—	18,045,500	—	18,045,500

Total Investments	$141,721,147	$1,035,959,835	$—	$1,177,680,982

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the total value of 144A securities is $380,670,093, representing 35.8% of the Fund’s net assets.

(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $125,960,971. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Floating or variable rate securities. The rates disclosed are as of July 31, 2016.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Securities in default.
(F)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after July 31, 2016.
(G)	All or a portion of the security represents an unsettled loan commitment at July 31, 2016 where the rate will be determined at time of settlement.
(H)	Non-income producing security.
(I)	Rates disclosed reflect the yields at July 31, 2016.
(J)

Aggregate cost for federal income tax purposes is $1,215,339,628. Aggregate gross unrealized appreciation and depreciation for all securities is $25,664,707 and $63,323,353, respectively. Net unrealized depreciation for tax purposes is $37,658,646.

(K)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2016 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
ONEOK Partners, LP
6.85%, 10/15/2037	$ 350,000	$ 384,944

Total Corporate Debt Security (Cost $381,755)		384,944

MUNICIPAL GOVERNMENT OBLIGATIONS - 92.9%
Alabama - 0.1%
City of Birmingham, General Obligation Unlimited
Series A, AMBAC,
5.00%, 12/01/2023	60,000	60,929
County of Perry, General Obligation Unlimited
Series A,
5.50%, 12/01/2040	30,000	32,095

		93,024

Alaska - 0.3%
Northern Tobacco Securitization Corp., Revenue Bonds
Series A,
5.00%, 06/01/2046	350,000	343,851

Arizona - 3.0%
Arizona Health Facilities Authority, Revenue Bonds
2.75% (A), 12/01/2039	200,000	203,834
Industrial Development Authority of the City of Phoenix, Revenue Bonds
4.63%, 07/01/2026 (B) (C)	600,000	610,740
Series A, AMBAC,
4.50%, 07/01/2032	40,000	40,189
Industrial Development Authority of the County of Pima, Revenue Bonds
Series A,
5.63%, 07/01/2038	25,000	24,859
Series R,
2.88%, 07/01/2021	300,000	302,469
Industrial Development Authority of the County of Yavapai, Revenue Bonds
Series B,
4.50%, 09/01/2018 (B)	135,000	135,599
La Paz County Industrial Development Authority, Revenue Bonds
Series A,
4.38%, 02/15/2028 (B)	210,000	211,300
5.00%, 02/15/2046 (B)	1,000,000	1,113,930
Maricopa County Industrial Development Authority, Revenue Bonds
2.63%, 07/01/2021	500,000	502,525
5.00%, 07/01/2036	660,000	741,193

		3,886,638

California - 6.7%
Aromas-San Juan Unified School District, General Obligation Unlimited
Series B, AGM,
Zero Coupon (D), 08/01/2042	300,000	188,418
California County Tobacco Securitization Agency, Revenue Bonds
5.70% (D), 06/01/2046	250,000	254,140
6.00%, 06/01/2042	15,000	15,062

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Municipal Finance Authority, Revenue Bonds
5.13%, 07/01/2035 (B) (C)	$ 450,000	$ 498,519
California School Finance Authority, Revenue Bonds
Series A,
5.35%, 08/01/2024 (C) (E)	280,000	314,012
California Statewide Communities Development Authority, Revenue Bonds
Series A,
5.25%, 12/01/2056 (B)	500,000	581,325
California Statewide Financing Authority, Revenue Bonds
Series B,
6.00%, 05/01/2043	20,000	20,159
Coachella Valley Unified School District, General Obligation Unlimited
Series C, AGM,
Zero Coupon, 08/01/2037 - 08/01/2038	35,000	16,759
Cypress School District, General Obligation Unlimited
Zero Coupon (D), 08/01/2050	100,000	70,300
Folsom Cordova Unified School District School Facilities Improvement District No. 3, General Obligation Unlimited
Series B, AGC,
Zero Coupon, 10/01/2034	615,000	335,704
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1,
4.50%, 06/01/2027	2,000,000	2,035,160
5.00%, 06/01/2033	235,000	236,762
5.13%, 06/01/2047	200,000	199,986
5.75%, 06/01/2047	60,000	61,200
Hesperia Unified School District, Certificate of Participation
BAM,
3.00%, 02/01/2034	275,000	282,928
Huntington Beach Union High School District, Certificate of Participation
BAM,
3.00%, 09/01/2041	1,675,000	1,690,175
Menifee Union School District Public Financing Authority, Special Tax
Series A, BAM,
5.00%, 09/01/2036	340,000	405,668
Oxnard School District, Certificate of Participation
BAM,
2.00% (A), 08/01/2045	500,000	521,100
Paramount Unified School District, General Obligation Unlimited
Zero Coupon (D), 08/01/2045	50,000	49,715
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds
Series A, NATL,
4.50%, 05/15/2047	110,000	110,353
San Diego Public Facilities Financing Authority Water Revenue, Revenue Bonds
Series A,
5.00%, 08/01/2016	155,000	155,040

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
San Jose Unified School District, General Obligation Unlimited
NATL,
Zero Coupon, 08/01/2016	$ 250,000	$ 249,992
Santee School District, General Obligation Unlimited
Series E, AGM,
Zero Coupon, 05/01/2051	150,000	45,374
Tahoe-Truckee Unified School District, General Obligation Unlimited
3.00%, 08/01/2016	270,000	270,038
Tobacco Securitization Authority of Southern California, Revenue Bonds
Series A1,
5.13%, 06/01/2046	30,000	30,001

		8,637,890

Colorado - 5.8%
Anthem West Metropolitan District, General Obligation Unlimited
BAM,
4.13%, 12/01/2044	70,000	76,430
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
3.25%, 06/01/2046	1,015,000	1,014,198
3.63%, 08/01/2046	250,000	253,888
3.75%, 06/15/2047	1,000,000	1,028,620
4.00%, 12/15/2025 (B)	535,000	560,134
Series A,
3.25%, 12/15/2036	500,000	507,565
Colorado Health Facilities Authority, Revenue Bonds
Series A,
4.00%, 11/15/2046	2,000,000	2,189,920
Eagle Bend Metropolitan District No. 2, General Obligation Unlimited
BAM,
3.50%, 12/01/2040	400,000	417,320
Gateway Regional Metropolitan District, General Obligation Limited
AGM,
3.13%, 12/01/2041	500,000	493,510
3.25%, 12/01/2045	500,000	498,110
Heather Ridge Metropolitan District No. 1, General Obligation Unlimited
AGM,
3.25%, 12/01/2039	150,000	153,174
Regional Transportation District, Revenue Bonds
Series A, AMBAC,
5.00%, 11/01/2036	300,000	303,495

		7,496,364

Connecticut - 1.8%
Connecticut Housing Finance Authority, Revenue Bonds
Series C-1,
3.20%, 11/15/2046	1,000,000	1,002,850
Series C-2,
3.20%, 11/15/2046	500,000	500,625

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut (continued)
Mohegan Tribe of Indians of Connecticut, Revenue Bonds
Series C,
4.75%, 02/01/2020 (B)	$ 750,000	$ 758,708
State of Connecticut Special Tax Revenue, Revenue Bonds
Series A,
4.00%, 12/01/2016	100,000	101,221

		2,363,404

Delaware - 0.8%
Delaware State Economic Development Authority, Revenue Bonds
Series A,
5.00%, 09/01/2036 - 09/01/2046	920,000	1,066,672

District of Columbia - 1.7%
District of Columbia, Revenue Bonds
5.00%, 06/01/2046	1,000,000	1,133,700
District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds
6.75%, 05/15/2040	1,000,000	1,036,010

		2,169,710

Florida - 2.5%
Cape Coral Health Facilities Authority, Revenue Bonds
6.00%, 07/01/2050 (B)	300,000	332,523
Capital Projects Finance Authority, Revenue Bonds
Series F1, NATL,
5.00%, 10/01/2031	60,000	60,010
Capital Trust Agency, Inc., Revenue Bonds
Series A,
5.00%, 07/01/2050	550,000	574,117
City of Tampa, Revenue Bonds
Series A,
4.00%, 11/15/2046	250,000	275,085
Florida Development Finance Corp., Revenue Bonds
Series A,
4.00%, 07/15/2026 (E) (F)	1,420,000	1,418,807
6.00%, 02/15/2037 (C) (E)	10,000	10,019
Florida Housing Finance Corp., Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
3.20%, 07/01/2030	300,000	316,110
Miami-Dade County Industrial Development Authority, Revenue Bonds
4.00%, 09/15/2019 (C) (E)	110,000	114,898
School Board of Miami-Dade County, Certificate of Participation
Series A, AMBAC,
5.00%, 11/01/2019	135,000	136,577

		3,238,146

Guam - 0.1%
Guam Government Waterworks Authority, Revenue Bonds
5.00%, 01/01/2046	100,000	115,934

Idaho - 0.8%
Boise City Airport Revenue, Revenue Bonds
Series F,
4.00%, 09/01/2040	250,000	272,663

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Idaho (continued)
Idaho Health Facilities Authority, Revenue Bonds
5.10%, 06/01/2028	$ 25,000	$ 25,084
5.20%, 06/01/2033	200,000	200,660
6.00%, 03/01/2029	20,000	20,045
Idaho Housing & Finance Association, Revenue Bonds
Series A,
5.00%, 06/01/2035 (E)	425,000	461,303

		979,755

Illinois - 11.7%
Chicago O’Hare International Airport, Revenue Bonds
Series D,
4.13%, 01/01/2040	200,000	217,252
5.00%, 01/01/2044	50,000	58,439
Chicago Transit Authority, Revenue Bonds
AGM,
5.00%, 06/01/2022	10,000	11,431
Series A, AGC,
5.25%, 06/01/2023	50,000	52,977
City of Chicago, General Obligation Unlimited
Series 3A, AMBAC,
4.20%, 01/01/2017	20,000	20,060
Series A,
5.00%, 01/01/2019 - 01/01/2033	215,000	220,947
Series A, AGM,
4.75%, 01/01/2036	70,000	70,225
5.00%, 01/01/2024 - 01/01/2029	90,000	96,705
5.50%, 01/01/2017	10,000	10,130
Series A, AMBAC,
5.00%, 01/01/2018	50,000	50,676
Series A, NATL,
5.00%, 01/01/2042	200,000	200,602
Series C,
Zero Coupon, 01/01/2024	75,000	50,758
5.00%, 01/01/2026 - 01/01/2038	1,015,000	1,030,989
Series C, AGM-CR, NATL-RE,
5.00%, 01/01/2031	35,000	36,264
Series C, NATL,
4.00%, 01/01/2017	25,000	25,143
City of Chicago Wastewater Transmission Revenue, Revenue Bonds
Series C,
5.00%, 01/01/2025 - 01/01/2026	310,000	371,210
City of Chicago Waterworks Revenue, Revenue Bonds
5.00%, 11/01/2026	15,000	17,376
AGM,
5.00%, 11/01/2016	200,000	202,148
City of Freeport, General Obligation Unlimited
BAM,
4.00%, 01/01/2036	510,000	565,315
City of Waukegan, General Obligation Unlimited
Series C, AGM,
3.75%, 12/30/2023	385,000	406,167
Cook County High School District No. 201, General Obligation Limited
Series C, AGM,
Zero Coupon, 12/01/2025	125,000	96,258

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook County High School District No. 220, General Obligation Limited
BAM-TCRS,
3.00%, 12/01/2022	$ 275,000	$ 294,849
Cook County School District No. 132, General Obligation Limited
Series A, AGM,
4.10%, 12/01/2024	478,000	522,583
Cook County School District No. 157, General Obligation Unlimited
Series A, AGM,
Zero Coupon, 11/01/2033	950,000	520,267
Illinois Finance Authority, Revenue Bonds
4.45%, 11/01/2036	1,000,000	1,088,870
5.25%, 11/15/2026	200,000	202,286
AGM,
5.00%, 12/01/2036	305,000	358,973
Series A,
5.00%, 07/01/2047	1,000,000	1,058,890
Series C,
5.00%, 08/15/2021	30,000	35,263
Illinois Housing Development Authority, Revenue Bonds
Series A-1,
2.40%, 07/01/2021	185,000	192,156
2.60%, 01/01/2022	375,000	391,815
Lake County School District No. 38, General Obligation Unlimited
AMBAC,
Zero Coupon, 02/01/2020	60,000	54,908
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series B, AGM,
5.00%, 06/15/2050	20,000	21,713
Series B, AGM-CR,
4.25%, 06/15/2042	570,000	606,850
Northern Illinois University, Revenue Bonds
AGM,
5.00%, 04/01/2024	25,000	27,465
5.25%, 04/01/2028	300,000	329,985
Public Building Commission of Chicago, Revenue Bonds
AMBAC,
5.25%, 03/01/2033	65,000	77,944
Southern Illinois University, Certificate of Participation
Series A-1, BAM,
4.50%, 02/15/2031 - 02/15/2032	105,000	112,758
St. Clair County Community Consolidated School District No. 90, General Obligation Unlimited
AMBAC, BAM-TCRS,
Zero Coupon, 12/01/2023	500,000	427,840
State of Illinois, General Obligation Unlimited
AGM,
4.00%, 01/01/2037	450,000	477,193
AMBAC,
5.00%, 11/01/2023	25,000	25,202
Stephenson County School District No. 145, General Obligation Limited
AMBAC,
Zero Coupon, 01/01/2021	30,000	27,281

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
University of Illinois, Certificate of Participation
Series A, AGM,
5.00%, 10/01/2016	$ 45,000	$ 45,337
Village of Elk Grove Village, General Obligation Unlimited
4.00%, 01/01/2022	60,000	68,725
Village of Lyons, General Obligation Unlimited
Series C, BAM,
2.00%, 12/01/2016	100,000	100,403
Village of North Riverside, Revenue Bonds
AGM,
3.63%, 12/01/2030	760,000	760,578
Western Illinois Economic Development Authority, Revenue Bonds
4.00%, 06/01/2033 - 06/01/2036	3,180,000	3,118,613
Will County Community High School District No. 210, General Obligation Unlimited
4.00%, 01/01/2018	25,000	25,352
Series A,
5.00%, 01/01/2027	55,000	57,705
Williamson County Community Unit School District No. 5, General Obligation Unlimited
Series B, AGC,
Zero Coupon, 01/01/2041	1,185,000	235,969

		15,078,845

Indiana - 1.6%
East Chicago Sanitary District, Revenue Bonds
4.00%, 07/15/2031	1,440,000	1,578,989
Hamilton County Redevelopment Commission, Tax Allocation
5.00%, 02/01/2025	75,000	75,166
Indiana Finance Authority, Revenue Bonds
4.00%, 02/01/2032	185,000	199,230
5.50%, 08/15/2045	100,000	111,716
Series A,
5.00%, 08/15/2021	45,000	53,522

		2,018,623

Iowa - 0.5%
Iowa Higher Education Loan Authority, Revenue Bonds
3.13%, 04/01/2038	180,000	185,436
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A,
6.50%, 06/01/2023	75,000	75,750
Series C,
5.38%, 06/01/2038	125,000	125,005
5.50%, 06/01/2042	105,000	105,003
5.63%, 06/01/2046	110,000	110,286

		601,480

Kansas - 3.4%
City of Olathe, General Obligation Unlimited
Series 215,
5.00%, 10/01/2016	185,000	186,476

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kansas (continued)
Kansas Independent College Finance Authority, Revenue Notes
Series C,
4.90%, 05/01/2017	$ 1,600,000	$ 1,610,672
Kansas Rural Water Finance Authority, Revenue Bonds
4.25%, 03/01/2038	25,000	26,407
Marais Des Cygnes Public Utility Authority, Revenue Bonds
AGM,
3.25%, 12/01/2035	710,000	724,392
Sedgwick County Unified School District No. 262, General Obligation Unlimited
5.00%, 09/01/2033	210,000	248,396
Wyandotte County-Kansas City Unified Government, Revenue Bonds
4.00%, 12/01/2028	1,500,000	1,531,755

		4,328,098

Kentucky - 0.1%
County of Knott, General Obligation Unlimited
5.00%, 09/01/2021	25,000	25,057
Kentucky Area Development Districts, Certificate of Participation
Series M,
5.35%, 12/01/2028	25,000	25,025
Louisville / Jefferson County Metropolitan Government, Revenue Bonds
5.25%, 10/01/2036	50,000	50,425

		100,507

Louisiana - 0.0% (G)
Parish of St. Charles, Revenue Bonds
4.00% (A), 12/01/2040	30,000	33,374

Maryland - 0.9%
Maryland Community Development Administration Housing Revenue, Revenue Bonds
3.25%, 03/01/2036	530,000	552,196
Maryland Economic Development Corp., Revenue Bonds
5.75%, 09/01/2025	300,000	298,098
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds
Series A, BAM,
3.00%, 08/15/2016	100,000	100,110
State of Maryland, General Obligation Unlimited
Series B,
5.00%, 03/15/2020	165,000	183,733

		1,134,137

Massachusetts - 3.0%
Massachusetts Development Finance Agency, Revenue Bonds
4.00%, 07/01/2035	250,000	285,840
Series D,
5.00%, 07/01/2044	500,000	581,585
Massachusetts Educational Financing Authority, Revenue Bonds
3.50%, 07/01/2033	3,000,000	3,058,260

		3,925,685

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2016 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan - 2.0%
Bad Axe Public Schools, General Obligation Unlimited
Series B,
4.00%, 05/01/2024	$ 50,000	$ 59,254
City of Detroit, General Obligation Unlimited
AGC,
4.00%, 04/01/2018	17,050	17,539
AGM,
5.00%, 04/01/2018 - 04/01/2019	3,100	3,111
Series G, AGC,
5.00%, 04/01/2018	6,200	6,479
City of Detroit Sewage Disposal System Revenue, Revenue Bonds
Series A, NATL,
Zero Coupon, 07/01/2017	30,000	29,221
5.25%, 07/01/2018	50,000	51,814
Series B, NATL,
4.25%, 07/01/2025	25,000	25,070
Series C, NATL,
5.00%, 07/01/2017	50,000	50,180
Series E, BHAC, FGIC,
5.75%, 07/01/2031	150,000	162,181
City of Detroit Water Supply System Revenue, Revenue Bonds
Series B, NATL,
5.00%, 07/01/2018	50,000	50,180
Series D, AGM,
5.00%, 07/01/2023	25,000	25,101
County of Wayne, General Obligation Limited
Series A, AGM,
4.50%, 02/01/2026	35,000	35,817
Detroit Local Development Finance Authority, Tax Allocation
Series A, ACA-CBI,
5.50%, 05/01/2021	100,000	100,000
Michigan Finance Authority, Revenue Bonds
4.00%, 11/01/2046	200,000	214,546
Series D-1,
5.00%, 07/01/2027	500,000	610,365
Series G-10A, AGC,
4.00%, 04/01/2018	92,950	95,618
Series G-11A, AGC,
5.00%, 04/01/2018	33,800	35,039
Series G-1A, AGM,
5.00%, 04/01/2019	12,675	12,717
Series G-9A, AGM,
5.00%, 04/01/2018	4,225	4,239
Michigan Tobacco Settlement Finance Authority, Revenue Bonds
Series A,
5.13%, 06/01/2022	160,000	158,416
5.25%, 06/01/2022	20,000	19,900
Royal Oak Hospital Finance Authority, Revenue Bonds
Series D,
5.00%, 09/01/2039	100,000	116,281

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Warren Consolidated Schools, General Obligation Unlimited
Series B, BAM,
5.00%, 05/01/2025	$ 500,000	$ 616,310
Wayne Charter County Economic Development Corp., Revenue Bonds
7.38%, 12/01/2033	50,000	42,188

		2,541,566

Minnesota - 4.1%
City of Deephaven, Revenue Bonds
Series A,
5.25%, 07/01/2037	100,000	108,284
City of Ham Lake, Revenue Bonds
Series A,
4.00%, 07/01/2028	375,000	378,052
5.00%, 07/01/2031	250,000	270,087
City of Minneapolis, Revenue Bonds
Series A,
4.00%, 07/01/2026 (E)	1,500,000	1,517,130
5.00%, 07/01/2047 (E)	200,000	205,806
City of Minneapolis, Tax Allocation
4.00%, 03/01/2025	250,000	261,145
City of St. Cloud, Revenue Bonds
Series A,
3.75%, 04/01/2026 (E)	340,000	345,212
Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds
Series A,
5.00%, 12/01/2050	450,000	489,267
Series B,
5.25%, 04/01/2043 (C) (E)	400,000	413,836
Minnesota Housing Finance Agency, Revenue Bonds
Series F,
2.35%, 01/01/2023	370,000	381,833
2.40%, 07/01/2023	45,000	47,396
2.90%, 01/01/2026	755,000	804,536
Western Minnesota Municipal Power Agency, Revenue Bonds
Series A, AGM,
5.00%, 01/01/2017	75,000	76,444

		5,299,028

Mississippi - 1.1%
Mississippi Development Bank, Revenue Bonds
4.00%, 01/01/2017	340,000	345,056
Mississippi Home Corp., Revenue Bonds
Series 3A, GNMA,
5.55%, 08/20/2049	5,000	5,062
Series 4A,
4.40%, 07/01/2041	1,000,000	1,026,850

		1,376,968

Missouri - 0.5%
City of Pevely, General Obligation Limited
AGC,
5.25%, 03/01/2022	40,000	40,107

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2016 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Missouri (continued)
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds
Series A,
5.00%, 12/01/2040	$ 500,000	$ 605,015
Parkville Industrial Development Authority, Revenue Bonds
4.65%, 02/01/2018 (C) (E)	10,000	10,150

		655,272

Montana - 0.6%
City of Billings, Tax Allocation
3.75%, 07/01/2040	400,000	399,364
City of Forsyth, Revenue Bonds
Series A,
3.90% (A), 03/01/2031	315,000	340,320
Lewistown Special Improvement District No. 2005, Special Assessment
4.60%, 07/01/2022	25,000	25,045
Yellowstone County School District No. 4, General Obligation Unlimited
4.65%, 07/01/2019	25,000	25,091

		789,820

New Jersey - 2.6%
Casino Reinvestment Development Authority, Revenue Bonds
AGM,
5.00%, 11/01/2026	575,000	669,329
City of Jersey City, General Obligation Unlimited
BAM,
5.00%, 12/01/2022	500,000	607,845
Essex County Improvement Authority, Revenue Bonds
7.00%, 12/01/2053 (E)	115,000	125,350
New Jersey Building Authority, Revenue Bonds
Series A, BAM,
5.00%, 06/15/2029	150,000	179,394
New Jersey Economic Development Authority, Revenue Bonds
5.75%, 09/15/2027 (E)	400,000	459,184
Series A, NATL,
5.00%, 07/01/2029	20,000	20,092
Series B,
6.50%, 04/01/2031	10,000	12,334
Newark Housing Authority, Revenue Bonds
AGM,
5.00%, 12/01/2038	250,000	295,617
Robbinsville Board of Education, General Obligation Unlimited
4.00%, 01/01/2017	155,000	157,198
Tobacco Settlement Financing Corp., Revenue Bonds
Series 1A,
4.50%, 06/01/2023	30,000	30,600
4.75%, 06/01/2034	225,000	219,433
5.00%, 06/01/2029 - 06/01/2041	625,000	624,694
Series 1B,
Zero Coupon, 06/01/2041	10,000	2,670

		3,403,740

New Mexico - 0.0% (G)
Town of Clayton, Revenue Bonds
AGC,
4.05%, 11/01/2018	25,000	25,228

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 5.3%
City of New York, General Obligation Unlimited
Series B,
4.00%, 08/01/2016	$ 125,000	$ 125,025
Series C,
4.00%, 08/01/2016	80,000	80,016
Esopus Fire District, General Obligation Unlimited
AMBAC,
4.30%, 08/01/2017	20,000	20,056
Housing Development Corp., Revenue Bonds
Series C1A,
3.45%, 05/01/2050	3,000,000	3,053,100
New York City Industrial Development Agency, Revenue Bonds
NATL,
4.75%, 03/01/2046	50,000	50,183
Series B,
2.00% (A), 08/01/2028 (E)	1,000,000	999,940
New York Counties Tobacco Trust IV, Revenue Bonds
Series A,
5.00%, 06/01/2038 - 06/01/2042	250,000	249,991
New York State Dormitory Authority, Revenue Bonds
5.00%, 02/15/2017	10,000	10,111
Series A,
5.00%, 07/01/2041	100,000	122,536
Series C,
5.00%, 12/15/2017	230,000	233,901
Niagara Falls City School District, Certificate of Participation
AGM,
4.00%, 06/15/2026	240,000	275,558
Niagara Tobacco Asset Securitization Corp., Revenue Bonds
5.00%, 05/15/2019	10,000	11,050
Port Authority of New York & New Jersey, Revenue Bonds
AGM,
4.50%, 12/01/2028	50,000	50,614
AGM-CR,
6.50%, 12/01/2028	50,000	50,267
Sachem Central School District, General Obligation Unlimited
NATL,
5.00%, 10/15/2016	200,000	201,926
State of New York Mortgage Agency, Revenue Bonds
4.00%, 10/01/2016	100,000	100,566
Suffolk County Industrial Development Agency, Revenue Bonds
5.00%, 03/01/2026	780,000	791,271
TSASC, Inc., Revenue Bonds
Series 1,
5.00%, 06/01/2034	320,000	320,003
Ulster Tobacco Asset Securitization Corp., Revenue Bonds
6.00%, 06/01/2040	25,000	25,012

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2016 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Village of Brewster, General Obligation Unlimited
5.00%, 05/01/2033	$ 50,000	$ 67,846
Westchester Tobacco Asset Securitization, Revenue Bonds
5.13%, 06/01/2045 (C) (E)	20,000	19,998

		6,858,970

North Carolina - 0.1%
North Carolina Medical Care Commission, Revenue Bonds
NATL,
4.38%, 01/01/2033	25,000	25,044
5.00%, 01/01/2033	100,000	100,299

		125,343

North Dakota - 1.6%
City of Mandan, Revenue Bonds
Series A,
3.25%, 09/01/2041	1,365,000	1,364,973
Jamestown Park District, Revenue Bonds
2.90%, 07/01/2035	650,000	650,786

		2,015,759

Ohio - 5.1%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2,
5.13%, 06/01/2024	1,445,000	1,422,660
5.38%, 06/01/2024	20,000	19,716
5.75%, 06/01/2034	350,000	346,507
5.88%, 06/01/2030 - 06/01/2047	205,000	204,356
6.00%, 06/01/2042	25,000	24,998
6.50%, 06/01/2047	265,000	270,896
City of Cleveland, Revenue Bonds
5.38%, 09/15/2027 (C) (E)	20,000	20,063
City of Marysville Wastewater Treatment System Revenue, Revenue Bonds
BAM,
5.00%, 12/01/2024	600,000	757,974
Cleveland-Cuyahoga County Port Authority, Revenue Bonds
Series A,
7.05%, 11/15/2040 (C) (E)	100,000	111,570
County of Allen, Revenue Bonds
GNMA,
4.10%, 12/20/2017	25,000	25,320
County of Franklin, Revenue Bonds
Series D,
4.00% (A), 11/15/2033	150,000	150,029
County of Scioto, Revenue Bonds
3.50%, 02/15/2038	2,240,000	2,304,176
County of Warren, Revenue Bonds
5.00%, 07/01/2021 - 07/01/2026	550,000	663,004
Dayton-Montgomery County Port Authority, Revenue Bonds
Series 1,
7.00%, 01/15/2040 (C) (E)	150,000	155,556
Toledo-Lucas County Port Authority, Revenue Bonds
Series A,
5.00%, 07/01/2046	100,000	109,717

		6,586,542

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oklahoma - 0.3%
Marshall County Justice Authority, Revenue Bonds
3.75%, 03/01/2036	$ 350,000	$ 353,934
Norman Regional Hospital Authority, Revenue Bonds
5.38%, 09/01/2036	20,000	20,051

		373,985

Oregon - 1.6%
City of Forest Grove, Revenue Bonds
5.50%, 03/01/2037 (E)	105,000	106,512
County of Jackson Airport Revenue, Revenue Bonds
AGM,
3.00%, 12/01/2035	300,000	310,182
Klamath Falls Intercommunity Hospital Authority, Revenue Bonds
3.00%, 09/01/2041	750,000	736,972
Oregon State Facilities Authority, Revenue Bonds
Series A,
5.75%, 06/15/2046 (B) (C)	500,000	522,415
Series B,
6.75%, 06/15/2022 (B) (C)	355,000	360,453

		2,036,534

Pennsylvania - 3.7%
Carbon County Area Vocational Technical School Authority, Revenue Bonds
5.00%, 03/01/2028	20,000	21,388
City of Harrisburg, General Obligation Unlimited
Series D, AMBAC,
Zero Coupon, 03/15/2017	25,000	24,470
County of Mifflin, General Obligation Unlimited
Series B, AGM,
2.00%, 09/01/2016	100,000	100,142
Cumberland County Municipal Authority, Revenue Bonds
3.25%, 01/01/2039	150,000	149,997
Juniata Valley School District, General Obligation Limited
AGM,
2.00%, 11/15/2019	50,000	51,694
McKean County Hospital Authority, Revenue Bonds
ACA,
5.25%, 10/01/2030	50,000	50,019
Muhlenberg School District, General Obligation Limited
Series A,
5.00%, 09/01/2016	100,000	100,394
Penn Hills School District, General Obligation Limited
Series A, BAM,
4.00%, 11/15/2026 - 11/15/2027	600,000	661,130
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
ACA,
5.00%, 07/01/2023	170,000	170,530
Series AM,
4.00%, 06/15/2018	35,000	37,179

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2016 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 119,
3.50%, 10/01/2041	$ 200,000	$ 213,444
Series A,
3.25%, 10/01/2025	500,000	516,395
4.25%, 10/01/2035	650,000	709,254
Philadelphia Authority for Industrial Development, Revenue Bonds
Series A,
5.38%, 01/01/2032	100,000	101,993
School District of Philadelphia, General Obligation Unlimited
Series C,
5.00%, 09/01/2020	260,000	289,890
Seneca Valley School District, General Obligation Unlimited
2.00%, 10/01/2016	75,000	75,186
State Public School Building Authority, Revenue Bonds
BAM,
5.00%, 06/15/2019	340,000	380,062
Series B, AGM,
5.00%, 06/01/2033	1,100,000	1,114,773
West Chester Area School District, General Obligation Unlimited
Series A, AGM,
4.00%, 02/15/2024	40,000	40,063

		4,808,003

Puerto Rico - 5.7%
Commonwealth of Puerto Rico, General Obligation Unlimited
AGC-ICC,
5.50%, 07/01/2022	100,000	106,604
AGM,
5.13%, 07/01/2030	110,000	110,178
5.25%, 07/01/2020	100,000	104,541
5.50%, 07/01/2017 - 07/01/2019	225,000	235,059
AGM-CR,
4.50%, 07/01/2023	15,000	15,019
5.00%, 07/01/2028	10,000	10,016
Series A, AGC-ICC,
4.75%, 07/01/2018	15,000	15,490
5.00%, 07/01/2022 - 07/01/2033	365,000	367,786
5.25%, 07/01/2030	35,000	35,061
5.50%, 07/01/2029	245,000	256,856
Series A, AGM,
4.00%, 07/01/2022	140,000	141,417
4.13%, 07/01/2023 - 07/01/2024	50,000	50,445
5.00%, 07/01/2035	105,000	107,781
5.38%, 07/01/2025	170,000	179,126
6.00%, 07/01/2033	85,000	85,190
Series A-4, AGM,
5.00%, 07/01/2031	25,000	25,873
5.25%, 07/01/2030	25,000	26,001
Series B, AGC-ICC,
5.00%, 07/01/2035	160,000	160,229
Series C, AGM,
5.25%, 07/01/2026 - 07/01/2027	135,000	140,135
5.38%, 07/01/2028	15,000	15,028
5.50%, 07/01/2032	35,000	35,065
5.75%, 07/01/2037	190,000	190,291
Series D, AGM,
3.88%, 07/01/2019	30,000	30,033
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series A, AGC,
5.00%, 07/01/2028	185,000	191,715
5.13%, 07/01/2047	175,000	181,162

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
3.63%, 07/01/2023	$ 175,000	$ 167,230
3.65%, 07/01/2024	95,000	89,575
Series SS, AGM,
5.00%, 07/01/2019 - 07/01/2030	175,000	175,270
Series TT, AGC-ICC,
5.00%, 07/01/2032	25,000	25,179
Series TT, AGM-CR,
4.20%, 07/01/2019	75,000	75,400
5.00%, 07/01/2017	15,000	15,285
Series UU, AGC,
4.25%, 07/01/2027	170,000	163,166
5.00%, 07/01/2026	50,000	50,404
Series UU, AGM,
5.00%, 07/01/2020 - 07/01/2024	375,000	378,839
Series V, AGM,
5.25%, 07/01/2027	70,000	72,439
Puerto Rico Highways & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	50,000	50,136
Series AA, AGM,
4.95%, 07/01/2026	15,000	15,288
Series CC, AGM,
5.25%, 07/01/2033 - 07/01/2036	65,000	69,123
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	425,000	426,144
Series E, AGM,
5.50%, 07/01/2017 - 07/01/2023	215,000	229,345
Series K, AGC-ICC,
4.40%, 07/01/2025	30,000	30,058
Series K, AGC-ICC, AGM-CR,
5.00%, 07/01/2018	10,000	10,033
Series L, AGC,
4.00%, 07/01/2020	165,000	165,472
5.25%, 07/01/2019	100,000	104,197
Series M, AGC-ICC,
5.00%, 07/01/2032	95,000	95,686
Series N, AGC,
5.25%, 07/01/2036	35,000	37,051
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2026	70,000	75,841
Series Y, AGM,
6.25%, 07/01/2021	135,000	147,186
Puerto Rico Infrastructure Financing Authority, Revenue Bonds
Series C, BHAC-CR, FGIC,
5.50%, 07/01/2021	75,000	87,246
Puerto Rico Municipal Finance Agency, General Obligation Unlimited
Series A, AGM,
4.75%, 08/01/2022	110,000	111,658
5.00%, 08/01/2027	385,000	393,328
5.25%, 08/01/2016	60,000	60,015
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
5.00%, 08/01/2016 - 08/01/2030	790,000	802,523
Series A, AGM-CR,
4.75%, 08/01/2025	15,000	15,226
Series C, AGM,
5.00%, 08/01/2016	35,000	35,008
5.25%, 08/01/2017 - 08/01/2019	100,000	104,422

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2016 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Public Buildings Authority, Revenue Bonds
AGC-ICC,
5.25%, 07/01/2033	$ 55,000	$ 55,178
Series F, AGC-ICC,
5.25%, 07/01/2019	25,000	25,318
Series F, AGC-ICC, AGM-CR,
5.25%, 07/01/2025	20,000	20,991
Series K, AGM,
5.25%, 07/01/2027	25,000	25,702
Series L, AGM-CR,
5.50%, 07/01/2021	65,000	68,877
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds
Series A, BHAC-CR, FGIC,
Zero Coupon, 08/01/2041	45,000	15,455
Series A-1, AGM-CR,
Zero Coupon, 08/01/2024	40,000	24,996

		7,330,391

Rhode Island - 1.2%
Providence Redevelopment Agency, Revenue Bonds
Series A,
5.00%, 04/01/2020	350,000	391,671
Rhode Island Turnpike & Bridge Authority, Revenue Bonds
Series A,
4.00%, 10/01/2027	750,000	873,240
Tobacco Settlement Financing Corp., Revenue Bonds
Series A,
5.00%, 06/01/2035	300,000	336,855

		1,601,766

South Carolina - 0.7%
County of Lancaster, Special Assessment
Series A,
3.13%, 12/01/2022 (E)	825,000	879,986

Texas - 7.0%
Arlington Higher Education Finance Corp., Revenue Bonds
Series A,
4.63%, 08/15/2046	500,000	509,105
City of Houston Airport System Revenue, Revenue Bonds
5.00%, 07/01/2029 (E)	150,000	169,655
Series C,
5.00%, 07/15/2020 (E)	500,000	555,435
City of Lockhart, General Obligation Limited
BAM,
5.00%, 08/01/2025	145,000	182,568
City of San Antonio, General Obligation Limited
5.00%, 08/01/2016	160,000	160,042
Dallas County Flood Control District No. 1, General Obligation Unlimited
5.00%, 04/01/2028 - 04/01/2032 (B) (C)	2,000,000	2,137,150
Fort Bend County Municipal Utility District No. 146, General Obligation Unlimited
BAM,
1.00%, 09/01/2016	190,000	190,038

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
New Hope Cultural Education Facilities Corp., Revenue Bonds
5.00%, 07/01/2046	$ 1,000,000	$ 1,039,790
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
Series A,
5.00%, 04/01/2048	100,000	114,599
Series A1,
5.00%, 07/01/2051	1,595,000	1,841,427
Series C,
5.00%, 07/01/2031	250,000	271,582
5.25%, 07/01/2036	400,000	440,604
Series D,
6.00%, 07/01/2026	125,000	128,100
Northwest Harris County Municipal Utility District No. 19, General Obligation Unlimited
BAM,
3.25%, 10/01/2032	1,140,000	1,178,680
Willow Creek Farms Municipal Utility District, General Obligation Unlimited
BAM,
3.00%, 09/01/2023	130,000	137,722

		9,056,497

U. S. Virgin Islands - 0.3%
Virgin Islands Public Finance Authority, Revenue Bonds
NATL,
5.00%, 10/01/2021 - 10/01/2024	300,000	302,176
Virgin Islands Water & Power Authority - Electric System, Revenue Bonds
AMBAC,
4.50%, 07/01/2028	60,000	60,150
Series A,
5.00%, 07/01/2027	45,000	44,718

		407,044

Utah - 1.4%
City of Park City Water Revenue, Revenue Bonds
4.00%, 12/15/2016	100,000	101,310
City of St. George Electric Revenue, Revenue Bonds
AGM,
3.13%, 06/01/2038	575,000	583,567
Davis County School District, General Obligation Unlimited
4.25%, 06/01/2017	150,000	151,938
Intermountain Power Agency, Revenue Bonds
Series A,
4.00%, 07/01/2018	25,000	26,607
Utah Charter School Finance Authority, Revenue Bonds
5.00%, 04/15/2030 (B) (C)	420,000	432,575
6.00%, 04/15/2045 (B) (C)	500,000	532,540
Series A,
5.75%, 07/15/2020	30,000	31,557

		1,860,094

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2016 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Vermont - 0.9%
University of Vermont & State Agricultural College, Revenue Bonds
AMBAC,
4.25%, 10/01/2016	$ 115,000	$ 115,763
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds
5.00%, 10/01/2042	905,000	1,056,271

		1,172,034

Virginia - 0.1%
Fairfax County Economic Development Authority, Revenue Bonds
4.00%, 04/01/2017	25,000	25,586
Tobacco Settlement Financing Corp., Revenue Bonds
Series B1,
5.00%, 06/01/2047	145,000	140,644

		166,230

Washington - 0.1%
County of King Sewer Revenue, Revenue Bonds
Series B,
5.00%, 01/01/2017	125,000	127,413

Wisconsin - 2.1%
Milwaukee Housing Authority, Revenue Bonds
Series A,
3.63%, 07/01/2035	405,000	425,975
Public Finance Authority, Revenue Bonds
Series A,
4.10%, 04/01/2034	445,000	456,357
4.75%, 12/01/2035	1,600,000	1,699,088
State of Wisconsin, General Obligation Unlimited
Series C,
4.00%, 05/01/2017	25,000	25,669
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
Series A,
6.75%, 09/01/2037	25,000	25,753
Series B,
5.00%, 05/15/2036	25,000	25,047

		2,657,889

Total Municipal Government Obligations (Cost $114,951,219)		119,768,239

	Shares	Value
INVESTMENT COMPANY - 0.1%
U.S. Fixed Income Fund - 0.1%
Pioneer Municipal High Income Advantage Trust	6,000	84,780

Total Investment Company (Cost $80,130)		84,780

Principal	Value
REPURCHASE AGREEMENT - 7.3%

State Street Bank & Trust Co. 0.03% (H), dated 07/29/2016, to be repurchased at $9,455,537 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 06/30/2020, and with a value of $9,646,750.

$ 9,455,513	$ 9,455,513

Total Repurchase Agreement (Cost $9,455,513)	9,455,513

Total Investments (Cost $124,868,617) (I)	129,693,476
Net Other Assets (Liabilities) - (0.6)%	(818,422)

Net Assets - 100.0%	$ 128,875,054

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2016 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Security	$—	$384,944	$—	$384,944
Municipal Government Obligations	—	119,768,239	—	119,768,239
Investment Company	84,780	—	—	84,780
Repurchase Agreement	—	9,455,513	—	9,455,513

Total Investments	$84,780	$129,608,696	$—	$129,693,476

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2016.
(B)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the total value of 144A securities is $8,787,911, representing 6.8% of the Fund’s net assets.

(C)	Illiquid securities. At July 31, 2016, total value of illiquid securities is $6,264,494, representing 4.9% of the Fund’s net assets.
(D)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of July 31, 2016; the maturity dates disclosed are the ultimate maturity dates.
(E)	Restricted securities. At July 31, 2016, the restricted securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	California School Finance Authority, Revenue Bonds, Series A, 5.35%, 08/01/2024	02/29/2016	$306,260	$314,012	0.2%
Municipal Government Obligations	Florida Development Finance Corp., Revenue Bonds, Series A, 4.00%, 07/15/2026	07/22/2016	1,420,010	1,418,807	1.1
Municipal Government Obligations	Florida Development Finance Corp., Revenue Bonds, Series A, 6.00%, 02/15/2037	07/16/2015	9,910	10,019	0.0	(G)
Municipal Government Obligations	Miami-Dade County Industrial Development Authority, Revenue Bonds, 4.00%, 09/15/2019	04/30/2015	114,518	114,898	0.1
Municipal Government Obligations	Idaho Housing & Finance Association, Revenue Bonds, Series A, 5.00%, 06/01/2035	04/06/2015	429,186	461,303	0.4
Municipal Government Obligations	City of Minneapolis, Revenue Bonds, Series A, 4.00%, 07/01/2026	06/9/2016	1,500,010	1,517,130	1.2
Municipal Government Obligations	City of Minneapolis, Revenue Bonds, Series A, 5.00%, 07/01/2047	06/9/2016	203,958	205,806	0.2
Municipal Government Obligations	City of St. Cloud, Revenue Bonds, Series A, 3.75%, 04/01/2026	04/8/2016	340,010	345,212	0.3
Municipal Government Obligations	Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds, Series B, 5.25%, 04/01/2043	06/19/2015	392,806	413,836	0.3
Municipal Government Obligations	Parkville Industrial Development Authority, Revenue Bonds, 4.65%, 02/01/2018	05/24/2016	9,954	10,150	0.0	(G)
Municipal Government Obligations	Essex County Improvement Authority, Revenue Bonds, 7.00%, 12/01/2053	12/10/2015	115,006	125,350	0.1

The notes are an integral part of this report. Transamerica Funds	Page 11	July 31, 2016 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Investments (continued)	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	New Jersey Economic Development Authority, Revenue Bonds, 5.75%, 09/15/2027	02/11/2016 - 03/8/2016	$443,717	$459,184	0.3%
Municipal Government Obligations	New York City Industrial Development Agency, Revenue Bonds, Series B, 2.00%, 08/01/2028	07/29/2015	1,000,010	999,940	0.8
Municipal Government Obligations	Westchester Tobacco Asset Securitization, Revenue Bonds, 5.13%, 06/01/2045	03/30/2015	17,138	19,998	0.0	(G)
Municipal Government Obligations	City of Cleveland, Revenue Bonds, 5.38%, 09/15/2027	07/27/2015	20,062	20,063	0.0	(G)
Municipal Government Obligations	Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Series A, 7.05%, 11/15/2040	04/11/2014	97,648	111,570	0.1
Municipal Government Obligations	Dayton-Montgomery County Port Authority, Revenue Bonds, Series 1, 7.00%, 01/15/2040	10/08/2015	150,005	155,556	0.1
Municipal Government Obligations	City of Forest Grove, Revenue Bonds, 5.50%, 03/01/2037	11/30/2015	105,598	106,512	0.1
Municipal Government Obligations	County of Lancaster, Special Assessment, Series A, 3.13%, 12/01/2022	01/22/2016	823,730	879,986	0.7
Municipal Government Obligations	City of Houston Airport System Revenue, Revenue Bonds, 5.00%, 07/01/2029	05/09/2014	147,659	169,655	0.1
Municipal Government Obligations	City of Houston Airport System Revenue, Revenue Bonds, Series C, 5.00%, 07/15/2020	03/11/2015	528,050	555,435	0.4

Total			$8,175,245	$8,414,422	6.5%

(F)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after July 31, 2016.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rate disclosed reflects the yield at July 31, 2016.
(I)

Aggregate cost for federal income tax purposes is $124,868,617. Aggregate gross unrealized appreciation and depreciation for all securities is $4,880,201 and $55,342, respectively. Net unrealized appreciation for tax purposes is $4,824,859.

(J)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CBI	Certificates of Bond Insurance
CR	Custodial Receipts
ICC	Insured Custody Certificate
RE	Reinsured
TCRS	Temporary Custodian Receipts

The notes are an integral part of this report. Transamerica Funds	Page 12	July 31, 2016 Form N-Q

Transamerica Income & Growth

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 86.8%
Aerospace & Defense - 2.9%
BAE Systems PLC	535,512	$ 3,784,582

Airlines - 1.5%
Japan Airlines Co., Ltd.	64,166	2,009,845

Automobiles - 2.3%
Daimler AG	44,790	3,045,576

Banks - 7.7%
Bank of Montreal (A)	55,270	3,543,139
JPMorgan Chase & Co.	65,190	4,170,204
Lloyds Banking Group PLC	3,237,300	2,277,161

		9,990,504

Beverages - 4.7%
Thai Beverage PCL	7,841,003	6,053,135

Biotechnology - 1.6%
AbbVie, Inc., Class G	31,860	2,110,088

Capital Markets - 1.0%
Ares Capital Corp. (A)	83,645	1,266,385

Chemicals - 2.7%
LyondellBasell Industries NV, Class A	47,205	3,552,648

Construction & Engineering - 1.0%
Ferrovial SA	61,679	1,276,742

Diversified Telecommunication Services - 7.2%
AT&T, Inc.	58,590	2,536,361
BCE, Inc.	35,502	1,700,257
HKT Trust & HKT, Ltd.	3,240,540	5,137,482

		9,374,100

Food & Staples Retailing - 2.4%
Wal-Mart de Mexico SAB de CV	1,372,330	3,132,572

Food Products - 4.0%
Marine Harvest ASA (A) (B)	309,110	5,261,042

Hotels, Restaurants & Leisure - 3.0%
Las Vegas Sands Corp.	48,020	2,432,213
Wynn Macau, Ltd.	885,600	1,438,255

		3,870,468

Insurance - 6.5%
Insurance Australia Group, Ltd.	654,940	3,006,239
Legal & General Group PLC	277,510	755,476
Muenchener Rueckversicherungs- Gesellschaft AG	8,916	1,487,239
Swiss Re AG	38,700	3,248,292

		8,497,246

IT Services - 2.4%
Paychex, Inc.	51,890	3,076,039

Media - 3.7%
Regal Entertainment Group, Class A (A)	205,829	4,841,098

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 2.7%
Exxon Mobil Corp.	29,190	$ 2,596,451
Frontline, Ltd. (A)	109,912	872,701

		3,469,152

Pharmaceuticals - 4.6%
GlaxoSmithKline PLC	169,660	3,790,176
Johnson & Johnson	17,630	2,207,805

		5,997,981

Real Estate Investment Trusts - 17.6%
Ascendas Real Estate Investment Trust	1,770,623	3,235,643
Blackstone Mortgage Trust, Inc., Class A (A)	154,708	4,488,079
Digital Realty Trust, Inc. (A)	18,240	1,905,350
EPR Properties	24,940	2,095,459
Prologis, Inc., Class A	27,540	1,500,655
Seritage Growth Properties, Class A (A)	13,920	696,835
Spirit Realty Capital, Inc.	175,730	2,402,229
Starwood Property Trust, Inc.	184,177	4,015,059
STORE Capital Corp.	82,108	2,560,948

		22,900,257

Semiconductors & Semiconductor Equipment - 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	102,430	2,845,505

Software - 2.8%
Microsoft Corp.	63,700	3,610,516

Transportation Infrastructure - 2.3%
Macquarie Infrastructure Corp.	38,830	2,976,320

Total Common Stocks (Cost $95,238,805)		112,941,801

MASTER LIMITED PARTNERSHIPS - 12.1%
Capital Markets - 2.2%
AllianceBernstein Holding, LP	117,277	2,809,957

Electric Utilities - 2.5%
Brookfield Infrastructure Partners, LP	69,757	3,282,764

Oil, Gas & Consumable Fuels - 7.4%
Energy Transfer Partners, LP, Class B	78,930	3,117,735
Enterprise Products Partners, LP	50,750	1,444,853
Spectra Energy Partners, LP	73,950	3,604,323
TC Pipelines, LP	25,270	1,407,286

		9,574,197

Total Master Limited Partnerships (Cost $13,456,408)		15,666,918

SECURITIES LENDING COLLATERAL - 14.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (C)	18,758,888	18,758,888

Total Securities Lending Collateral (Cost $18,758,888)		18,758,888

Total Investments (Cost $127,454,101) (D)		147,367,607
Net Other Assets (Liabilities) - (13.3)%		(17,282,146)

Net Assets - 100.0%		$ 130,085,461

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Income & Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$67,134,916	$45,806,885	$—	$112,941,801
Master Limited Partnerships	15,666,918	—	—	15,666,918
Securities Lending Collateral	18,758,888	—	—	18,758,888

Total Investments	$101,560,722	$45,806,885	$—	$147,367,607

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $18,220,257. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at July 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $127,454,101. Aggregate gross unrealized appreciation and depreciation for all securities is $21,829,839 and $1,916,333, respectively. Net unrealized appreciation for tax purposes is $19,913,506.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.6%
Invitation Homes Trust
Series 2014-SFR1, Class A,
1.48% (A), 06/17/2031 (B)	$ 195,448	$ 193,299
SLM Student Loan Trust
Series 2014-1, Class A3,
1.09% (A), 02/26/2029	1,000,000	958,039

Total Asset-Backed Securities (Cost $1,199,340)		1,151,338

CORPORATE DEBT SECURITIES - 10.6%
Banks - 3.3%
BAC Capital Trust XIV
4.00% (A), 08/15/2016 (C)	700,000	557,200
Banco do Brasil SA
9.00% (A), 06/18/2024 (B) (C)	1,250,000	1,006,875
Banco Santander Chile
1.56% (A), 04/11/2017 (B) (D)	200,000	200,000
Bank of America Corp.
2.23% (A), 11/19/2024, MTN	1,000,000	908,750
3.23% (A), 02/18/2020, MTN (E)	400,000	402,500
Citigroup, Inc.
1.95% (A), 08/02/2021 (F)	432,000	433,672
Corestates Capital II
1.33% (A), 01/15/2027 (B)	269,000	231,340
JPMorgan Chase Capital XIII
1.58% (A), 09/30/2034	967,000	788,105
Standard Chartered PLC
6.41% (A), 01/30/2017 (B) (C)	500,000	463,225
SunTrust Capital III
1.30% (A), 03/15/2028	765,000	613,821
Wachovia Capital Trust II
1.18% (A), 01/15/2027	308,000	264,880
Wells Fargo Capital II
1.26% (A), 01/30/2027	219,000	188,340

		6,058,708

Capital Markets - 1.5%
Credit Suisse Group Funding Guernsey, Ltd.
2.97% (A), 04/16/2021 (B) (D)	444,000	452,069
Goldman Sachs Capital II
4.00% (A), 08/29/2016 (C)	267,000	216,938
Goldman Sachs Capital III
4.00% (A), 08/29/2016 (C)	1,385,000	1,139,162
Morgan Stanley
3.13% (A), 04/25/2023 - 06/09/2023	643,000	628,940
State Street Capital Trust IV
1.65% (A), 06/01/2077	318,000	273,480

		2,710,589

Chemicals - 0.1%
RPM International, Inc.
5.25%, 06/01/2045	223,000	238,695

Construction & Engineering - 0.1%
Valmont Industries, Inc.
5.25%, 10/01/2054	180,000	170,626

Containers & Packaging - 0.1%
Amcor Finance USA, Inc.
3.63%, 04/28/2026 (B) (D)	100,000	104,593

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 1.7%
Chubb Corp.
6.38% (A), 03/29/2067	$ 250,000	$ 225,075
Genworth Holdings, Inc.
6.15% (A), 11/15/2066	1,200,000	384,000
Prudential Financial, Inc.
8.88% (A), 06/15/2068	217,000	241,955
XLIT, Ltd.
6.50% (A), 04/15/2017 (C)	3,350,000	2,311,500

		3,162,530

Metals & Mining - 1.9%
Anglo American Capital PLC
2.63%, 09/27/2017 (B)	200,000	199,690
Freeport-McMoRan, Inc.
2.30%, 11/14/2017	411,000	409,972
Glencore Finance Canada, Ltd.
2.70%, 10/25/2017 (B) (D)	223,000	224,004
Glencore Funding LLC
1.74% (A), 04/16/2018 (B)	992,000	962,240
4.00%, 04/16/2025 (B)	216,000	202,309
4.13%, 05/30/2023 (B)	221,000	212,823
Goldcorp, Inc.
2.13%, 03/15/2018	869,000	872,877
5.45%, 06/09/2044 (D)	278,000	297,833

		3,381,748

Multi-Utilities - 0.1%
Dominion Resources, Inc.
2.96% (G), 07/01/2019	68,000	69,828

Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Corp.
4.85%, 03/15/2021 (D)	1,594,000	1,687,691
6.45%, 09/15/2036	703,000	785,381
Energy Transfer Partners, LP
3.60%, 02/01/2023	217,000	211,380
EnLink Midstream Partners, LP
4.85%, 07/15/2026 (D)	274,000	266,332

		2,950,784

Real Estate Investment Trusts - 0.1%
Omega Healthcare Investors, Inc.
4.50%, 04/01/2027	195,000	194,365

Technology Hardware, Storage & Peripherals - 0.1%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
3.48%, 06/01/2019 (B)	205,000	210,868

Total Corporate Debt Securities (Cost $21,728,224)		19,253,334

FOREIGN GOVERNMENT OBLIGATIONS - 16.1%
Canada - 2.5%
Canada Government Real Return Bond
4.25%, 12/01/2021	CAD 4,757,825	4,550,406

France - 2.7%
France Government Bond OAT
0.10%, 03/01/2025 (H)	EUR 2,213,134	2,689,894
2.25%, 07/25/2020 (H)	1,834,800	2,330,285

		5,020,179

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy - 2.4%
Italy Buoni Poliennali del Tesoro
0.10%, 05/15/2022 (H)	EUR 1,515,780	$ 1,696,676
2.10%, 09/15/2021 (H)	2,182,920	2,716,420

		4,413,096

Mexico - 1.7%
Mexico Udibonos
Series S,
2.50%, 12/10/2020	MXN 14,851,449	804,806
4.50%, 12/04/2025	37,941,659	2,353,395

		3,158,201

New Zealand - 0.9%
New Zealand Government Bond
2.00%, 09/20/2025 (H)	NZD 2,000,000	1,573,077

Spain - 1.3%
Spain Government Inflation-Linked Bond
0.55%, 11/30/2019 (H)	EUR 2,007,540	2,312,060

United Kingdom - 4.6%
U.K. Gilt Inflation-Linked
0.13%, 03/22/2024 - 03/22/2044 (H)	GBP 4,857,229	8,387,772

Total Foreign Government Obligations (Cost $31,134,802)		29,414,791

MORTGAGE-BACKED SECURITIES - 1.8%
COMM Mortgage Trust
Series 2015-CR24, Class A2,
3.02%, 08/10/2055	$ 89,445	94,277
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A2,
2.97%, 04/15/2050	53,400	55,705
GS Mortgage Securities Corp. II
Series 2015-GC30, Class A2,
2.73%, 05/10/2050	100,125	103,723
GS Mortgage Securities Trust
Series 2014-GSFL, Class B,
2.23% (A), 07/15/2031 (B)	3,000,000	2,961,559

Total Mortgage-Backed Securities (Cost $3,249,779)		3,215,264

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.7%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
2.14% (A), 04/25/2024	3,000,000	3,010,502
2.69% (A), 02/25/2024	1,500,000	1,526,005
Federal National Mortgage Association Connecticut Avenue Securities
2.49% (A), 10/25/2023	457,433	461,586

Total U.S. Government Agency Obligations (Cost $5,002,588)		4,998,093

U.S. GOVERNMENT OBLIGATIONS - 66.2%
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2045	6,901,123	7,199,541
1.00%, 02/15/2046	2,120,931	2,377,900
1.38%, 02/15/2044	1,212,769	1,451,170
1.75%, 01/15/2028	714,132	840,928
2.38%, 01/15/2025	5,695,965	6,814,316
3.38%, 04/15/2032	4,739,244	7,002,233
3.88%, 04/15/2029	6,380,643	9,251,518

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2017 - 07/15/2026	$ 57,410,788	$ 58,187,965
0.25%, 01/15/2025	3,508,025	3,579,648
0.38%, 07/15/2025	709,253	734,261
0.63%, 07/15/2021 - 01/15/2026	5,675,168	5,976,035
1.13%, 01/15/2021	11,089,774	11,804,687
1.25%, 07/15/2020	3,974,014	4,248,003
1.38%, 07/15/2018	1,386,457	1,442,980

Total U.S. Government Obligations (Cost $117,380,820)		120,911,185

	Shares	Value
PREFERRED STOCKS - 0.6%
Consumer Finance - 0.5%
Navient Corp.
3.13% (A)	8,200	204,180
3.18% (A)	32,242	799,601

		1,003,781

Insurance - 0.1%
Prudential Financial, Inc.
3.53% (A)	4,655	118,889

Total Preferred Stocks (Cost $1,085,623)		1,122,670

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.1%
U.S. Treasury Bill
0.26% (I), 08/11/2016	$ 125,000	124,995
0.27% (I), 08/11/2016	20,000	19,999
0.31% (I), 08/18/2016	20,000	19,999

Total Short-Term U.S. Government Obligations (Cost $164,987)		164,993

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (I)	2,674,512	2,674,512

Total Securities Lending Collateral (Cost $2,674,512)		2,674,512

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.03% (I), dated 07/29/2016, to be repurchased at $2,453,897 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 06/30/2020, and with a value of $2,504,050.	$ 2,453,891	2,453,891

Total Repurchase Agreement (Cost $2,453,891)		2,453,891

Total Investments (Cost $186,074,566) (J)		185,360,071
Net Other Assets (Liabilities) - (1.5)%		(2,733,382)

Net Assets - 100.0%		$ 182,626,689

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSC	08/15/2016	USD	4,431,272	EUR	4,000,000	$—	$(43,322)
GSC	08/22/2016	USD	2,401,750	EUR	2,167,386	—	(23,473)
GSC	08/26/2016	USD	657,111	GBP	500,000	—	(4,888)
JPMS	08/05/2016	USD	1,994,249	GBP	1,479,906	35,551	—
JPMS	08/16/2016	USD	2,644,651	EUR	2,378,206	—	(15,832)
JPMS	08/22/2016	USD	3,325,617	EUR	3,001,024	—	(32,414)
JPMS	08/22/2016	USD	5,239,826	GBP	4,000,000	—	(55,796)

Total						$35,551	$(175,725)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$1,151,338	$—	$1,151,338
Corporate Debt Securities	—	19,253,334	—	19,253,334
Foreign Government Obligations	—	29,414,791	—	29,414,791
Mortgage-Backed Securities	—	3,215,264	—	3,215,264
U.S. Government Agency Obligations	—	4,998,093	—	4,998,093
U.S. Government Obligations	—	120,911,185	—	120,911,185
Preferred Stocks	1,122,670	—	—	1,122,670
Short-Term U.S. Government Obligations	—	164,993	—	164,993
Securities Lending Collateral	2,674,512	—	—	2,674,512
Repurchase Agreement	—	2,453,891	—	2,453,891

Total Investments	$3,797,182	$181,562,889	$—	$185,360,071

Other Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$35,551	$—	$35,551

Total Other Financial Instruments	$—	$35,551	$—	$35,551

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$(175,725)	$—	$(175,725)

Total Other Financial Instruments	$—	$(175,725)	$—	$(175,725)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2016.
(B)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the total value of 144A securities is $7,624,894, representing 4.2% of the Fund’s net assets.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)

All or a portion of the securities are on loan. The total value of all securities on loan is $2,617,977. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2016, value of the security is $402,500, representing 0.2% of the Fund’s net assets.
(F)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after July 31, 2016.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2016; the maturity date disclosed is the ultimate maturity date.
(H)

Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the total value of Regulation S securities is $21,706,184, representing 11.9% of the Fund’s net assets.

(I)	Rates disclosed reflect the yields at July 31, 2016.
(J)

Aggregate cost for federal income tax purposes is $186,074,566. Aggregate gross unrealized appreciation and depreciation for all securities is $4,278,438 and $4,992,933, respectively. Net unrealized depreciation for tax purposes is $714,495.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(K)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(L)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSC	Goldman Sachs & Co.
JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2016 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 4.8%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 1,259,687	$ 1,398,653
American Tower Trust I
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (A)	4,564,000	4,543,302
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1,
2.11% (B), 07/18/2027 (A)	5,880,000	5,874,079
Diamond Resorts Owner Trust
Series 2015-1, Class A,
2.73%, 07/20/2027 (A)	348,795	351,486
Hilton Grand Vacations Trust
Series 2013-A, Class A,
2.28%, 01/25/2026 (A)	781,875	784,158
ICG US CLO, Ltd.
Series 2014-1A, Class A1,
1.85% (B), 04/20/2026 (A)	5,010,000	4,957,335
Series 2016-1A, Class A1,
2.32% (B), 07/29/2028 (A) (C)	3,500,000	3,500,000
JG Wentworth XXI LLC
Series 2010-2A, Class A,
4.07%, 01/15/2048 (A)	1,289,833	1,341,278
NRZ Advance Receivables Trust
Series 2015-T4, Class AT4,
3.20%, 11/15/2047 (A)	5,310,000	5,361,366
OCP CLO, Ltd.
Series 2015-8A, Class A1,
2.21% (B), 04/17/2027 (A)	5,570,000	5,563,489
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (A)	4,668,000	4,676,174
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	1,437,420	1,427,250
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	2,512,485	2,527,820
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1A,
2.20% (B), 07/20/2027 (A)	1,870,000	1,869,991
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (B), 10/15/2044 (A)	10,669,000	10,802,163
Sierra Timeshare Receivables Funding LLC
Series 2013-1A, Class A,
1.59%, 11/20/2029 (A)	1,316,730	1,305,172
Series 2013-3A, Class A,
2.20%, 10/20/2030 (A)	996,177	997,400
Series 2014-1A, Class A,
2.07%, 03/20/2030 (A)	1,035,108	1,028,687
Series 2014-2A, Class A,
2.05%, 06/20/2031 (A)	430,917	430,731
Series 2014-2A, Class B,
2.40%, 06/20/2031 (A)	994,423	992,872
Series 2014-3A, Class A,
2.30%, 10/20/2031 (A)	393,486	394,454
Series 2015-3A, Class A,
2.58%, 09/20/2032 (A)	2,516,724	2,533,643
Series 2016-2A, Class A,
2.33%, 07/20/2033 (A)	2,700,000	2,694,714
SilverLeaf Finance XVII LLC
Series 2013-A, Class A,
2.68%, 03/16/2026 (A)	450,349	445,656

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Silverleaf Finance XVIII LLC
Series 2014-A, Class A,
2.81%, 01/15/2027 (A)	$ 621,261	$ 613,996
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (A)	764,006	725,060
SpringCastle America Funding LLC
Series 2014-AA, Class A,
2.70%, 05/25/2023 (A)	1,020,872	1,023,730
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
Series 2015-T3, Class AT3,
2.92%, 07/15/2047 (A)	2,000,000	2,004,849
SVO VOI Mortgage LLC
Series 2012-AA, Class A,
2.00%, 09/20/2029 (A)	608,148	601,276
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A,
1.43% (B), 10/15/2018 (A)	5,537,000	5,482,151

Total Asset-Backed Securities (Cost $75,989,843)		76,252,935

CORPORATE DEBT SECURITIES - 39.2%
Air Freight & Logistics - 0.2%
FedEx Corp.
4.90%, 01/15/2034	2,140,000	2,499,593
5.10%, 01/15/2044	1,000,000	1,208,983

		3,708,576

Airlines - 1.3%
American Airlines Pass-Through Trust
3.70%, 04/01/2028	3,110,099	3,273,379
4.95%, 07/15/2024	3,577,632	3,917,507
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	5,065,941	5,344,568
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	2,013,591	2,157,060
6.82%, 02/10/2024	4,535,332	5,343,982
7.75%, 06/17/2021	170,663	194,556
Southwest Airlines Co. Pass-Through Trust
6.15%, 02/01/2024	378,285	429,827
UAL Pass-Through Trust
10.40%, 05/01/2018	632,245	642,487

		21,303,366

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025 (D)	1,665,000	1,712,253

Automobiles - 0.6%
BMW US Capital LLC
2.80%, 04/11/2026 (A)	4,430,000	4,603,975
General Motors Co.
4.88%, 10/02/2023	3,190,000	3,485,062
6.25%, 10/02/2043	575,000	693,679

		8,782,716

Banks - 6.3%
Bank of America Corp.
2.63%, 10/19/2020, MTN	5,605,000	5,729,325
4.10%, 07/24/2023	2,000,000	2,178,910
4.25%, 10/22/2026, MTN	3,596,000	3,789,828
4.45%, 03/03/2026, MTN	2,000,000	2,147,912
Bank One Corp.
8.00%, 04/29/2027	470,000	641,896

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays Bank PLC
10.18%, 06/12/2021 (A)	$ 7,660,000	$ 9,786,860
Branch Banking & Trust Co.
3.80%, 10/30/2026	2,430,000	2,674,149
Citigroup, Inc.
1.70%, 04/27/2018	3,222,000	3,231,975
3.38%, 03/01/2023	2,715,000	2,838,785
5.95% (B), 01/30/2023 (E)	1,700,000	1,743,087
Commerzbank AG
8.13%, 09/19/2023 (A)	7,730,000	8,993,314
Cooperatieve Rabobank UA
11.00% (B), 06/30/2019 (A) (E)	10,182,000	12,447,495
Discover Bank
3.45%, 07/27/2026	1,670,000	1,682,422
First Horizon National Corp.
3.50%, 12/15/2020	2,440,000	2,475,331
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (A)	1,540,000	1,468,091
JPMorgan Chase & Co.
3.25%, 09/23/2022	3,380,000	3,567,347
6.40%, 05/15/2038	3,925,000	5,471,317
JPMorgan Chase Bank NA
6.00%, 10/01/2017	3,155,000	3,320,221
Nordea Bank AB
4.25%, 09/21/2022 (A)	8,402,000	9,020,286
Oversea-Chinese Banking Corp., Ltd.
3.15% (B), 03/11/2023 (A)	1,480,000	1,506,661
PNC Bank NA
2.95%, 02/23/2025	1,210,000	1,270,623
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024	1,470,000	1,475,061
6.40%, 10/21/2019	1,477,000	1,648,853
US Bancorp
1.65%, 05/15/2017, MTN	3,595,000	3,613,859
US Bank NA
2.13%, 10/28/2019	2,024,000	2,073,960
Wells Fargo & Co.
4.13%, 08/15/2023	2,015,000	2,186,791
5.38%, 11/02/2043	2,298,000	2,744,338

		99,728,697

Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	11,328,000	12,162,692
Molson Coors Brewing Co.
2.10%, 07/15/2021	3,915,000	3,966,995

		16,129,687

Biotechnology - 1.3%
Celgene Corp.
3.63%, 05/15/2024	3,710,000	3,940,903
3.88%, 08/15/2025	5,065,000	5,495,024
5.00%, 08/15/2045	3,715,000	4,322,956
Gilead Sciences, Inc.
4.75%, 03/01/2046	5,320,000	6,219,511

		19,978,394

Building Products - 0.3%
Owens Corning
4.20%, 12/15/2022	4,114,000	4,383,376

Capital Markets - 4.3%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	6,836,000	7,461,303

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	$ 4,559,000	$ 4,555,813
3.80%, 06/09/2023 (A)	5,920,000	6,006,485
Deutsche Bank AG
1.95% (B), 08/20/2020	2,210,000	2,123,556
Goldman Sachs Group, Inc.
1.73% (B), 11/15/2018, MTN	3,615,000	3,640,666
4.25%, 10/21/2025	3,525,000	3,724,265
5.75%, 01/24/2022	4,815,000	5,602,281
6.75%, 10/01/2037	1,055,000	1,352,596
Macquarie Group, Ltd.
6.25%, 01/14/2021 (A)	6,245,000	7,129,654
Morgan Stanley
5.00%, 11/24/2025	3,245,000	3,606,529
5.75%, 01/25/2021	8,720,000	10,044,420
Oaktree Capital Management, LP
6.75%, 12/02/2019 (A)	2,330,000	2,655,732
UBS AG
1.80%, 03/26/2018, MTN	5,273,000	5,307,380
7.63%, 08/17/2022	4,000,000	4,650,000

		67,860,680

Chemicals - 0.2%
Monsanto Co.
4.40%, 07/15/2044	3,836,000	3,937,589

Commercial Services & Supplies - 0.3%
Hutchison Whampoa International 11, Ltd.
3.50%, 01/13/2017 (A)	235,000	237,399
Hutchison Whampoa International 12 II, Ltd.
2.00%, 11/08/2017 (A)	3,300,000	3,326,730
Hutchison Whampoa International 14, Ltd.
1.63%, 10/31/2017 (A)	1,250,000	1,253,979

		4,818,108

Communications Equipment - 0.4%
Harris Corp.
5.55%, 10/01/2021	5,369,000	6,146,684

Construction Materials - 0.3%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	4,225,000	4,506,879

Consumer Finance - 0.6%
American Express Co.
4.05%, 12/03/2042	1,085,000	1,155,078
Discover Financial Services
3.85%, 11/21/2022	5,260,000	5,413,739
Ford Motor Credit Co. LLC
4.38%, 08/06/2023	2,365,000	2,580,617

		9,149,434

Containers & Packaging - 0.2%
International Paper Co.
4.75%, 02/15/2022	2,300,000	2,562,423

Diversified Telecommunication Services - 1.6%
AT&T, Inc.
2.45%, 06/30/2020	6,173,000	6,321,208
3.40%, 05/15/2025	4,808,000	4,977,424
4.35%, 06/15/2045	1,320,000	1,321,760
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (A)	795,000	791,248
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (D)	1,472,000	1,100,320
Verizon Communications, Inc.
3.85%, 11/01/2042	1,250,000	1,215,452
5.15%, 09/15/2023	6,545,000	7,672,736
6.55%, 09/15/2043	1,986,000	2,702,078

		26,102,226

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 1.6%
Appalachian Power Co.
3.40%, 06/01/2025	$ 2,585,000	$ 2,773,620
Duke Energy Carolinas LLC
4.25%, 12/15/2041	3,087,000	3,547,077
Duke Energy Corp.
3.75%, 04/15/2024	3,256,000	3,549,678
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (A)	1,540,000	1,681,849
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	4,835,000	5,366,797
PacifiCorp
3.60%, 04/01/2024	5,005,000	5,517,973
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	3,335,000	3,570,231

		26,007,225

Energy Equipment & Services - 0.3%
Hiland Partners Holdings LLC / Hiland Partners Finance Corp.
7.25%, 10/01/2020 (A)	1,760,000	1,834,800
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (A)	3,115,000	3,267,532

		5,102,332

Food & Staples Retailing - 0.9%
CVS Health Corp.
2.25%, 08/12/2019	4,290,000	4,412,660
Wal-Mart Stores, Inc.
4.30%, 04/22/2044 (D)	3,800,000	4,586,626
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	5,235,000	5,554,042

		14,553,328

Food Products - 0.4%
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (A)	3,435,000	3,587,840
4.38%, 06/01/2046 (A)	2,926,000	3,183,128

		6,770,968

Health Care Providers & Services - 1.1%
Anthem, Inc.
2.30%, 07/15/2018	3,650,000	3,702,487
Express Scripts Holding Co.
3.40%, 03/01/2027	3,415,000	3,492,165
4.80%, 07/15/2046	2,456,000	2,618,231
HCA Holdings, Inc.
6.25%, 02/15/2021	1,150,000	1,246,313
Roche Holdings, Inc.
2.25%, 09/30/2019 (A)	3,394,000	3,502,635
UnitedHealth Group, Inc.
3.38%, 11/15/2021	2,655,000	2,880,311

		17,442,142

Household Products - 0.2%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	2,450,000	2,529,625
6.88%, 02/15/2021	1,235,000	1,284,338

		3,813,963

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates - 1.0%
General Electric Co.
5.00% (B), 01/21/2021 (E)	$ 8,814,000	$ 9,497,085
5.50%, 01/08/2020, MTN	2,935,000	3,339,020
6.88%, 01/10/2039, MTN	2,080,000	3,192,948

		16,029,053

Insurance - 2.0%
American Financial Group, Inc.
9.88%, 06/15/2019	635,000	764,778
American International Group, Inc.
4.13%, 02/15/2024	2,415,000	2,597,893
Fidelity National Financial, Inc.
5.50%, 09/01/2022	370,000	409,210
6.60%, 05/15/2017	1,226,000	1,271,433
Hartford Financial Services Group, Inc.
5.13%, 04/15/2022	4,315,000	4,933,180
Lincoln National Corp.
8.75%, 07/01/2019	1,950,000	2,299,750
Nippon Life Insurance Co.
5.00% (B), 10/18/2042 (A)	4,080,000	4,426,800
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	1,694,000	1,723,320
Pacific Life Insurance Co.
9.25%, 06/15/2039 (A)	3,515,000	5,451,111
Principal Financial Group, Inc.
8.88%, 05/15/2019	1,403,000	1,656,258
Prudential Financial, Inc.
5.38%, 06/21/2020, MTN	395,000	445,760
Reinsurance Group of America, Inc.
3.32% (B), 12/15/2065	2,791,000	2,009,520
Swiss Re Solutions Holding Corp.
7.75%, 06/15/2030	2,903,000	4,145,441

		32,134,454

IT Services - 0.1%
MasterCard, Inc.
3.38%, 04/01/2024	1,500,000	1,643,694

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	790,000	807,688

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (A)	1,185,000	1,192,512

Media - 1.0%
CBS Corp.
5.75%, 04/15/2020	1,969,000	2,245,487
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	4,300,000	4,450,500
Comcast Corp.
5.88%, 02/15/2018	2,518,000	2,705,425
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (A) (E)	1,600,000	1,680,800
NBCUniversal Media LLC
4.38%, 04/01/2021	3,864,000	4,352,463
4.45%, 01/15/2043	1,106,000	1,274,352

		16,709,027

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.3%
Novelis, Inc.
8.75%, 12/15/2020	$ 2,380,000	$ 2,481,150
Rio Tinto Finance USA PLC
3.50%, 03/22/2022	2,500,000	2,673,098

		5,154,248

Multi-Utilities - 0.3%
DTE Electric Co.
4.30%, 07/01/2044	3,677,000	4,322,119

Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.
5.55%, 03/15/2026 (D)	4,582,000	5,001,638
BP Capital Markets PLC
3.12%, 05/04/2026	3,140,000	3,204,166
CNOOC Nexen Finance ULC
1.63%, 04/30/2017	850,000	851,045
Continental Resources, Inc.
3.80%, 06/01/2024 (D)	1,055,000	902,025
Energy Transfer Partners, LP
4.90%, 02/01/2024	2,070,000	2,136,256
5.15%, 03/15/2045	720,000	669,864
7.60%, 02/01/2024	3,005,000	3,347,522
EnLink Midstream Partners, LP
2.70%, 04/01/2019	3,615,000	3,541,391
4.85%, 07/15/2026 (D)	1,024,000	995,343
EOG Resources, Inc.
2.45%, 04/01/2020	1,500,000	1,504,449
Exxon Mobil Corp.
3.04%, 03/01/2026	4,310,000	4,574,927
Kinder Morgan, Inc.
3.05%, 12/01/2019	830,000	850,991
Petrobras Global Finance BV
5.38%, 01/27/2021	1,665,000	1,579,669
Petroleos Mexicanos
3.50%, 07/18/2018 - 01/30/2023	5,560,000	5,510,180
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.83%, 09/30/2016 (A)	332,940	335,434
Shell International Finance BV
1.38%, 05/10/2019	3,000,000	3,012,756

		38,017,656

Pharmaceuticals - 1.5%
Actavis Funding SCS
4.55%, 03/15/2035	4,290,000	4,618,554
Actavis, Inc.
3.25%, 10/01/2022	3,997,000	4,169,866
Merck & Co., Inc.
1.30%, 05/18/2018	1,716,000	1,731,993
Mylan NV
3.15%, 06/15/2021 (A)	2,941,000	3,033,147
Perrigo Co. PLC
2.30%, 11/08/2018	710,000	713,126
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021	4,534,000	4,556,829
3.15%, 10/01/2026	3,150,000	3,219,054
4.10%, 10/01/2046	1,820,000	1,874,040

		23,916,609

Real Estate Investment Trusts - 2.4%
CBL & Associates, LP
5.25%, 12/01/2023	2,880,000	2,852,142

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts (continued)
EPR Properties
5.75%, 08/15/2022	$ 2,308,000	$ 2,550,033
HCP, Inc.
3.40%, 02/01/2025	3,200,000	3,142,195
Highwoods Realty, LP
5.85%, 03/15/2017	1,555,000	1,595,327
Hospitality Properties Trust
5.00%, 08/15/2022	4,800,000	5,197,944
Kilroy Realty, LP
4.25%, 08/15/2029	2,565,000	2,740,010
National Retail Properties, Inc.
3.90%, 06/15/2024	3,565,000	3,781,945
Realty Income Corp.
6.75%, 08/15/2019	4,015,000	4,597,548
Simon Property Group, LP
3.38%, 10/01/2024	6,152,000	6,661,533
VEREIT Operating Partnership, LP
4.13%, 06/01/2021	4,300,000	4,472,000

		37,590,677

Road & Rail - 0.6%
Aviation Capital Group Corp.
7.13%, 10/15/2020 (A)	5,920,000	6,896,800
Hertz Corp.
6.75%, 04/15/2019	2,023,000	2,058,403

		8,955,203

Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp.
2.45%, 07/29/2020	4,850,000	5,057,852
KLA-Tencor Corp.
4.13%, 11/01/2021	2,216,000	2,389,535
LAM Research Corp.
3.90%, 06/15/2026	885,000	949,585

		8,396,972

Software - 0.3%
Microsoft Corp.
2.70%, 02/12/2025	4,560,000	4,744,069

Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.
2.40%, 05/03/2023	5,130,000	5,264,868
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
6.02%, 06/15/2026 (A)	1,270,000	1,360,571
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020 (A)	3,686,000	3,887,602
Seagate HDD Cayman
4.88%, 06/01/2027	1,305,000	1,094,320

		11,607,361

Tobacco - 0.4%
Reynolds American, Inc.
8.13%, 06/23/2019 (D)	2,315,000	2,740,661
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	2,855,000	3,379,952

		6,120,613

Trading Companies & Distributors - 0.5%
International Lease Finance Corp.
6.75%, 09/01/2016 (A)	5,009,000	5,029,387
8.25%, 12/15/2020	2,875,000	3,471,562

		8,500,949

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2016 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 1.5%
America Movil SAB de CV
3.13%, 07/16/2022	$ 1,500,000	$ 1,568,615
4.38%, 07/16/2042 (D)	2,600,000	2,798,916
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	8,255,000	8,573,395
4.88%, 08/15/2040 (A)	3,200,000	3,492,729
6.11%, 01/15/2040 (A)	1,161,000	1,293,979
SBA Tower Trust
2.24%, 04/15/2043 (A)	920,000	921,432
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	5,174,000	5,607,322

		24,256,388

Total Corporate Debt Securities (Cost $609,557,680)		624,600,338

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Colombia - 0.1%
Colombia Government International Bond
4.50%, 01/28/2026 (D)	1,850,000	1,976,725

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (A)	1,260,000	1,402,515

Republic of Korea - 0.5%
Export-Import Bank of Korea
4.00%, 01/11/2017	1,700,000	1,721,447
Korea Development Bank
3.00%, 03/17/2019	5,200,000	5,398,141
3.50%, 08/22/2017	900,000	921,005

		8,040,593

Total Foreign Government Obligations (Cost $11,224,940)		11,419,833

MORTGAGE-BACKED SECURITIES - 11.7%
Aventura Mall Trust
Series 2013-AVM, Class A,
3.87% (B), 12/05/2032 (A)	4,500,000	4,863,753
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A,
5.54% (B), 06/10/2049	2,373,561	2,422,680
Banc of America Re-REMIC Trust
Series 2010-UB3, Class A4B1,
5.54% (B), 06/15/2049 (A)	2,295,000	2,319,092
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	5,330,000	5,453,012
Series 2012-TFT, Class C,
3.47% (B), 06/05/2030 (A)	2,980,000	2,954,328
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (A)	2,530,000	2,688,559
BCAP LLC Trust
Series 2009-RR15, Class 1A1,
3.12% (B), 10/26/2035 (A)	131,002	130,770
Series 2009-RR4, Class 9A1,
2.73% (B), 10/26/2035 (A)	75,919	75,438
Series 2009-RR6, Class 2A1,
3.02% (B), 08/26/2035 (A)	1,091,653	1,080,949
Series 2011-R11, Class 16A5,
2.38% (B), 08/26/2035 (A)	1,811,803	1,819,696
Series 2011-R11, Class 23A1,
2.96% (B), 06/26/2035 (A)	690,029	693,902

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
Series 2012-RR12, Class 4A1,
3.05% (B), 04/26/2036 (A)	$ 1,497,817	$ 1,515,334
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A,
5.19%, 12/11/2038	964,380	968,547
Series 2007-PW15, Class A1A,
5.32%, 02/11/2044	848,098	860,256
Series 2007-PW17, Class A1A,
5.65% (B), 06/11/2050	1,059,270	1,095,743
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	485,000	537,167
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	330,000	371,341
Citigroup Mortgage Loan Trust
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	1,753,463	1,799,946
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	2,930,794	3,004,903
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	3,292,408	3,371,438
COMM Mortgage Trust
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (A)	269,281	268,628
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (A)	2,625,000	2,753,819
Series 2013-WWP, Class A2,
3.42%, 03/10/2031 (A)	2,760,000	2,980,888
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	1,500,000	1,671,107
Series 2016-GCT, Class C,
3.58% (B), 08/10/2029 (A) (C)	2,670,000	2,752,550
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (A)	5,475,000	5,735,028
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (A)	4,625,000	4,863,760
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 1A1,
2.98% (B), 09/27/2036 (A)	468,332	467,028
CSMC Trust
Series 2009-14R, Class 2A1,
5.00%, 06/26/2037 (A)	406,889	412,867
Series 2014-11R, Class 17A1,
0.64% (B), 12/27/2036 (A)	2,213,668	2,071,006
GS Mortgage Securities Corp. Trust
Series 2012-SHOP, Class C,
3.63%, 06/05/2031 (A)	2,825,000	2,897,024
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (B), 04/10/2031 (A)	4,055,517	4,223,879
HarborView Mortgage Loan Trust
Series 2004-4, Class 2A,
1.04% (B), 06/19/2034	578,791	534,459
Hilton USA Trust
Series 2013-HLT, Class AFX,
2.66%, 11/05/2030 (A)	2,885,000	2,902,443
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (A)	3,600,000	3,742,824

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2016 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust
Series 2003-8, Class 1A1,
1.17% (B), 10/25/2033	$ 380,665	$ 369,349
Jefferies Re-REMIC Trust
Series 2009-R2, Class 4A,
2.81% (B), 05/26/2037 (A)	1,011,864	1,013,518
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD12, Class A1A,
5.85% (B), 02/15/2051	254,052	261,988
Series 2007-LDPX, Class A1A,
5.44%, 01/15/2049	1,144,710	1,161,558
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (A)	3,167,292	3,410,803
Series 2014-DSTY, Class B,
3.77%, 06/10/2027 (A)	4,800,000	4,943,587
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A,
5.87% (B), 07/15/2044	796,725	821,910
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class B,
4.41% (B), 08/15/2046	1,035,000	1,155,004
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A1A,
5.31%, 03/15/2044	1,054,458	1,067,326
Series 2007-IQ14, Class A1A,
5.67% (B), 04/15/2049	2,577,240	2,635,685
Series 2007-T27, Class A1A,
5.64% (B), 06/11/2042	1,526,536	1,571,632
Morgan Stanley Re-REMIC Trust
Series 2009-R3, Class 1A,
5.50%, 10/26/2035 (A)	204,086	213,629
Series 2010-GG10, Class A4A,
5.79% (B), 08/15/2045 (A)	3,200,386	3,254,520
Series 2012-R3, Class 1A,
2.20% (B), 11/26/2036 (A)	442,976	440,044
Series 2013-R8, Class 9A,
1.17% (B), 09/26/2036 (A)	526,830	510,290
Series 2014-R3, Class 2A,
3.00% (B), 07/26/2048 (A)	1,520,971	1,546,330
Series 2014-R4, Class 4A,
2.91% (B), 11/21/2035 (A)	1,724,519	1,738,501
Motel 6 Trust
Series 2015-MTL6, Class B,
3.30%, 02/05/2030 (A)	6,930,000	7,014,559
Series 2015-MTL6, Class C,
3.64%, 02/05/2030 (A)	5,795,000	5,810,250
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (B), 12/25/2052 (A)	858,330	893,141
New Residential Mortgage Loan Trust
Series 2014-2A, Class A3,
3.75% (B), 05/25/2054 (A)	1,407,961	1,459,802
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	1,456,384	1,514,691
Series 2015-2A, Class A1,
3.75% (B), 08/25/2055 (A)	5,536,947	5,776,299
Series 2016-1A, Class A1,
3.75% (B), 03/25/2056 (A)	4,335,342	4,513,219
Series 2016-2A, Class A1,
3.75% (B), 11/25/2035 (A)	4,742,095	4,952,294
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (A)	6,500,000	6,600,869

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1,
1.07% (B), 05/25/2035	$ 887,806	$ 852,506
RBSCF Trust
Series 2009-RR2, Class WBB,
5.95% (B), 02/16/2051 (A)	1,215,000	1,231,415
RBSSP Resecuritization Trust
Series 2009-6, Class 2A1,
2.99% (B), 01/26/2036 (A)	1,209,246	1,220,812
Series 2009-7, Class 5A4,
0.85% (B), 06/26/2037 (A)	830,369	792,930
SCG Trust
Series 2013-SRP1, Class AJ,
2.43% (B), 11/15/2026 (A)	1,400,000	1,398,442
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (B), 03/25/2054 (A)	1,920,799	1,950,300
Series 2015-4, Class A1B,
2.75% (B), 04/25/2055 (A)	2,279,113	2,303,192
Series 2015-5, Class A1B,
2.75% (B), 05/25/2055 (A)	6,124,496	6,190,781
Series 2015-6, Class A1B,
2.75% (B), 04/25/2055 (A)	5,822,205	5,890,339
Series 2016-2, Class A1A,
2.75% (B), 08/25/2055 (A)	3,981,859	4,031,154
Series 2016-3, Class A1,
2.25% (B), 08/25/2055 (A)	11,300,000	11,283,773
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	1,683,000	1,789,238
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class C,
2.97% (B), 06/15/2029 (A)	3,245,000	3,252,143
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class B,
3.78%, 02/15/2048	3,000,000	3,232,720
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-N, Class 1A2,
2.68% (B), 12/25/2033	845,898	843,467

Total Mortgage-Backed Securities (Cost $185,736,344)		187,218,174

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
California - 0.5%
State of California, General Obligation Unlimited
7.60%, 11/01/2040	2,000,000	3,370,400
7.95%, 03/01/2036	4,075,000	4,950,025

Total Municipal Government Obligations (Cost $7,859,051)		8,320,425

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.8%
Federal Home Loan Mortgage Corp.
5.00%, 12/01/2035	687,226	774,512
5.50%, 11/01/2038	375,431	432,876
Federal National Mortgage Association
Zero Coupon, 10/09/2019	6,045,000	5,813,603
2.50%, TBA (C) (F)	11,906,000	12,331,547
3.00%, TBA (C) (F)	72,325,000	75,263,203
3.50%, TBA (C) (F)	86,784,000	91,702,649
4.00%, TBA (C) (F)	25,219,000	27,036,541
5.00%, 04/01/2039 - 11/01/2039	14,651,077	16,485,685
5.00%, TBA (C) (F)	7,021,000	7,771,369
5.50%, 10/01/2036 - 06/01/2038	966,736	1,105,438
6.00%, 11/01/2034 - 02/01/2041	5,155,357	5,976,972
6.50%, 06/01/2038	1,107,022	1,368,639

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2016 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association
4.46%, 06/20/2062	$ 6,193,308	$ 6,565,870

Total U.S. Government Agency Obligations (Cost $252,063,552)		252,628,904

U.S. GOVERNMENT OBLIGATIONS - 25.9%
U.S. Treasury Bond
2.50%, 02/15/2045	21,019,200	22,395,306
2.75%, 08/15/2042	12,839,000	14,448,394
2.88%, 08/15/2045	6,049,000	6,948,553
3.00%, 05/15/2042	3,000,000	3,537,069
3.13%, 02/15/2042 (D)	12,135,800	14,626,479
3.50%, 02/15/2039	10,439,100	13,371,422
3.63%, 02/15/2044	7,103,700	9,339,980
4.50%, 02/15/2036	12,225,500	17,777,124
4.75%, 02/15/2037	2,210,000	3,322,770
5.25%, 02/15/2029	11,604,500	16,447,568
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	7,315,674	8,614,586
2.50%, 01/15/2029	7,354,138	9,388,211
U.S. Treasury Inflation Indexed Note
0.63%, 01/15/2024	14,471,441	15,180,121
U.S. Treasury Note
0.38%, 10/31/2016 (D)	85,178,000	85,197,932
0.50%, 09/30/2016 - 07/31/2017 (D)	30,439,900	30,443,535
0.63%, 09/30/2017	11,037,300	11,036,870
0.88%, 04/15/2017	7,076,000	7,093,598
0.88%, 04/30/2017 (D)	40,645,000	40,748,238
1.00%, 11/30/2019	8,795,000	8,844,129
1.13%, 06/30/2021 (D)	1,730,000	1,737,366
1.25%, 11/30/2018	17,004,200	17,218,742
1.63%, 03/31/2019 - 02/15/2026	23,173,300	23,691,028
1.63%, 11/15/2022 - 05/15/2026 (D)	2,586,000	2,641,837
1.88%, 11/30/2021	2,434,100	2,532,606
2.00%, 02/15/2025	8,638,900	9,049,922
2.25%, 11/15/2024	5,825,000	6,219,778
2.50%, 05/15/2024	9,997,100	10,855,051

Total U.S. Government Obligations (Cost $396,145,482)		412,708,215

	Shares	Value
PREFERRED STOCK - 0.0% (G)
Banks - 0.0% (G)
CoBank ACB
Series F, 6.25% (B)	6,000	621,000

Total Preferred Stock (Cost $612,000)		621,000

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.6%
Federal Home Loan Bank Discount Notes
0.32% (H), 09/15/2016	$ 27,050,000	27,039,856
0.33% (H), 08/01/2016 - 10/26/2016	63,670,000	63,657,575
0.34% (H), 08/12/2016 - 10/03/2016	12,473,000	12,467,499
0.37% (H), 10/11/2016	1,970,000	1,968,641
0.38% (H), 10/14/2016 - 10/21/2016	25,497,000	25,480,137
0.39% (H), 08/12/2016	9,060,000	9,059,339
0.40% (H), 09/07/2016 - 09/16/2016	39,345,000	39,333,939
0.47% (H), 08/17/2016	150,000	149,984

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Discount Notes
0.33% (H), 10/17/2016	$ 6,030,000	$ 6,025,483

Total Short-Term U.S. Government Agency Obligations
(Cost $185,168,673)		185,182,453

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.9%
U.S. Treasury Bill
0.28% (H), 10/13/2016	750,000	749,639
0.29% (H), 10/06/2016 - 10/13/2016	17,730,000	17,722,112
0.29% (H), 08/18/2016 (D)	1,365,000	1,364,884
0.30% (H), 08/18/2016 (D)	6,460,000	6,459,451
0.30% (H), 10/13/2016	3,700,000	3,698,217

Total Short-Term U.S. Government Obligations (Cost $29,991,515)		29,994,303

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (H)	47,071,468	47,071,468

Total Securities Lending Collateral (Cost $47,071,468)		47,071,468

	Principal	Value
REPURCHASE AGREEMENT - 8.5%
State Street Bank & Trust Co. 0.03% (H), dated 07/29/2016, to be repurchased at $136,388,829 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 06/30/2020, and with a value of $139,118,450.	$ 136,388,488	136,388,488

Total Repurchase Agreement (Cost $136,388,488)		136,388,488

Total Investments (Cost $1,937,809,036) (I)		1,972,406,536
Net Other Assets (Liabilities) - (23.6)%		(376,830,604)

Net Assets - 100.0%		$ 1,595,575,932

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2016 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$76,252,935	$—	$76,252,935
Corporate Debt Securities	—	624,600,338	—	624,600,338
Foreign Government Obligations	—	11,419,833	—	11,419,833
Mortgage-Backed Securities	—	187,218,174	—	187,218,174
Municipal Government Obligations	—	8,320,425	—	8,320,425
U.S. Government Agency Obligations	—	252,628,904	—	252,628,904
U.S. Government Obligations	—	412,708,215	—	412,708,215
Preferred Stock	621,000	—	—	621,000
Short-Term U.S. Government Agency Obligations	—	185,182,453	—	185,182,453
Short-Term U.S. Government Obligations	—	29,994,303	—	29,994,303
Securities Lending Collateral	47,071,468	—	—	47,071,468
Repurchase Agreement	—	136,388,488	—	136,388,488

Total Investments	$47,692,468	$1,924,714,068	$—	$1,972,406,536

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the total value of 144A securities is $381,907,893, representing 23.9% of the Fund’s net assets.

(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2016.
(C)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after July 31, 2016.
(D)

All or a portion of the securities are on loan. The total value of all securities on loan is $46,124,313. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Cash in the amount of $386,000 has been segregated by the custodian as collateral for open TBA commitment transactions.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rates disclosed reflect the yields at July 31, 2016.
(I)

Aggregate cost for federal income tax purposes is $1,937,809,036. Aggregate gross unrealized appreciation and depreciation for all securities is $38,421,773 and $3,824,273, respectively. Net unrealized appreciation for tax purposes is $34,597,500.

(J)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 90.6%
Alabama - 0.4%
Alabama State University, Revenue Bonds
AGC,
4.25%, 05/01/2021	$ 25,000	$ 26,568
AltaPointe Health Systems, Inc., Special Tax
Series A, NATL,
3.00%, 05/01/2017	150,000	151,614
County of Jefferson, Revenue Bonds
Series A, AGM-CR,
5.25%, 01/01/2023	300,000	301,749
5.50%, 01/01/2022	85,000	85,496
Industrial Development Board of the City of Mobile, Revenue Bonds
1.63% (A), 07/15/2034	2,225,000	2,255,549
Jasper Water Works & Sewer Board, Inc., Revenue Bonds
5.00%, 06/01/2022 - 06/01/2024	960,000	1,121,306
Marshall County Board of Education, Special Tax
AGM,
4.00%, 03/01/2031 - 03/01/2033	1,385,000	1,539,683
University of Alabama Hospital Revenue, Revenue Bonds
Series A, AMBAC,
5.00%, 09/01/2036	25,000	25,080

		5,507,045

Alaska - 0.1%
Alaska Housing Finance Corp., Revenue Bonds
Series D,
5.00%, 12/01/2025	250,000	315,155
Alaska Industrial Development & Export Authority, Revenue Bonds
5.00%, 04/01/2022	500,000	595,790
Alaska Municipal Bond Bank Authority, Revenue Bonds
Series 3,
5.00%, 09/01/2016	100,000	100,405
City of Valdez, Revenue Bonds
Series C,
5.00%, 01/01/2021	50,000	57,345
State of Alaska, General Obligation Unlimited
Series B,
5.00%, 08/01/2016	75,000	75,019
State of Alaska International Airports System, Revenue Bonds
Series D, NATL,
4.75%, 10/01/2016	125,000	125,875

		1,269,589

Arizona - 1.7%
Arizona Board of Regents, Certificate of Participation
Series A,
5.00%, 06/01/2019	150,000	167,452
Arizona Health Facilities Authority, Revenue Bonds
Series D,
5.00%, 01/01/2017	75,000	76,415

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
BluePath Trust, Revenue Bonds
2.75%, 09/01/2026 (B)	$ 5,900,000	$ 5,844,186
City of Goodyear Water & Sewer Revenue, Revenue Bonds
AGM,
4.00%, 07/01/2026 - 07/01/2027	235,000	275,410
City of Tucson, Certificate of Participation
AGM,
3.00%, 07/01/2029	1,250,000	1,295,700
County of Pima, Certificate of Participation
5.00%, 12/01/2026	35,000	42,633
County of Pima Sewer System Revenue, Revenue Bonds
Series A,
5.00%, 07/01/2019	25,000	28,112
County of Santa Cruz, Revenue Bonds
AGM,
4.00%, 07/01/2026 - 07/01/2027	735,000	869,075
Industrial Development Authority of the City of Phoenix, Revenue Bonds
2.95%, 07/01/2026	3,000,000	3,061,470
3.88%, 07/01/2021 (B) (C)	200,000	201,106
5.00%, 07/01/2036	1,625,000	1,857,212
7.63%, 07/01/2044 (B)	100,000	112,985
Industrial Development Authority of the County of Pima, Revenue Bonds
Series R,
2.88%, 07/01/2021	390,000	393,210
La Paz County Industrial Development Authority, Revenue Bonds
Series A,
5.00%, 02/15/2021 - 02/15/2036 (B)	3,885,000	4,449,045
Maricopa County Elementary School District No. 25, General Obligation Unlimited
Series A, BAM,
4.00%, 07/01/2024	135,000	159,569
Maricopa County Industrial Development Authority, Revenue Bonds
2.63%, 07/01/2021	750,000	753,787
Series A,
5.00%, 01/01/2034	725,000	834,881
Maricopa County Unified School District No. 89, General Obligation Limited
5.00%, 07/01/2023	40,000	49,246
Pinal County Electrical District No. 4, Revenue Bonds
AGM,
5.00%, 12/01/2022 - 12/01/2025	480,000	587,308
Yavapai County Elementary School District No. 6, General Obligation Unlimited
Series A, BAM,
4.00%, 07/01/2026	460,000	548,509

		21,607,311

Arkansas - 0.0% (D)
Arkansas Development Finance Authority, Revenue Bonds
AMBAC,
Zero Coupon, 07/01/2026	305,000	246,089
City of Maumelle, General Obligation Limited
2.00%, 03/01/2017	100,000	100,848

		346,937

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California - 9.5%
Acalanes Union High School District, General Obligation Unlimited
Series C,
Zero Coupon, 08/01/2026 - 08/01/2027	$ 485,000	$ 380,908
Alameda Corridor Transportation Authority, Revenue Bonds
Series B, AGM,
3.13%, 10/01/2036	2,000,000	2,024,360
4.00%, 10/01/2035	1,000,000	1,113,050
5.00%, 10/01/2036	250,000	306,325
Avalon Community Improvement Agency Successor Agency, Tax Allocation
Series A, AGM,
5.00%, 09/01/2024 - 09/01/2026	2,160,000	2,689,382
Baldwin Park/Monrovia School Facilities Grant Financing Authority, Revenue Bonds
AGM,
2.50%, 10/01/2025 - 10/01/2026	340,000	357,843
3.00%, 10/01/2029 - 10/01/2034	1,075,000	1,096,669
3.13%, 10/01/2035 - 10/01/2036	220,000	221,359
4.00%, 10/01/2027 - 10/01/2028	385,000	446,094
Brisbane/Guadalupe Valley Municipal Improvement District Financing Authority, Revenue Bonds
5.00%, 09/01/2025	140,000	179,432
Calexico Financing Authority, Revenue Bonds
AGM,
4.00%, 04/01/2024	715,000	837,437
California City Redevelopment Agency Successor Agency, Tax Allocation
AGM,
3.25%, 09/01/2026	130,000	142,832
California Health Facilities Financing Authority, Revenue Bonds
Series B,
5.00%, 11/15/2031 (E)	500,000	637,245
Series D,
5.00%, 08/15/2022	25,000	30,372
5.00% (A), 07/01/2034	200,000	202,002
California Municipal Finance Authority, Revenue Bonds
4.00%, 07/01/2019 (B) (C)	345,000	362,678
4.38%, 07/01/2025 (B) (C)	750,000	827,407
Series A,
3.50%, 10/01/2020	330,000	337,306
California School Finance Authority, Revenue Bonds
Series A,
3.00%, 07/01/2017 - 07/01/2018 (B)	1,400,000	1,432,355
4.00%, 08/01/2025 (B)	450,000	494,599
California State Public Works Board, Revenue Bonds
Series F,
5.00%, 09/01/2017	100,000	104,869
California State University, Revenue Bonds
Series A,
4.00%, 11/01/2034	500,000	572,005
California Statewide Communities Development Authority, Revenue Bonds
1.90% (A), 04/01/2028	75,000	77,375
AGM,
5.00%, 10/01/2026	520,000	645,918

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Statewide Communities Development Authority, Revenue Bonds (continued)
Series A,
3.00%, 08/15/2036	$ 250,000	$ 249,622
5.00%, 12/01/2025 - 12/01/2029 (B)	775,000	934,809
Campbell Union High School District, General Obligation Unlimited
AGC,
4.75%, 08/01/2031	50,000	52,662
Chula Vista Redevelopment Agency Successor Agency, Tax Allocation
AGM,
3.00%, 10/01/2036	200,000	199,994
4.00%, 10/01/2035	1,235,000	1,390,993
City of Escondido, Special Tax
Series E, BAM,
5.00%, 09/01/2027	620,000	778,553
City of Lathrop, Special Assessment
3.00%, 09/02/2020	140,000	147,907
4.00%, 09/02/2021 - 09/02/2022	315,000	351,945
City of San Buenaventura Wastewater Revenue, Revenue Bonds
Series B,
4.00%, 01/01/2023	40,000	45,772
City of Visalia, Certificate of Participation
AGM,
5.00%, 12/01/2024	360,000	454,090
Coachella Redevelopment Agency Successor Agency, Tax Allocation
AGM,
5.00%, 09/01/2026	70,000	87,207
Series A, AGM,
4.00%, 09/01/2031 - 09/01/2032	1,210,000	1,388,334
5.00%, 09/01/2029 - 09/01/2030	2,170,000	2,733,804
Colton Joint Unified School District, General Obligation Unlimited
BAM,
4.00%, 02/01/2033 - 02/01/2034	1,055,000	1,193,920
5.00%, 02/01/2029 - 02/01/2030	700,000	876,112
Compton Community College District, General Obligation Unlimited
BAM,
5.00%, 07/01/2024	605,000	764,157
County of El Dorado, Special Tax
BAM,
3.00%, 09/01/2025 - 09/01/2026	1,595,000	1,723,057
3.13%, 09/01/2027	880,000	944,398
5.00%, 09/01/2021 - 09/01/2024	3,210,000	3,906,213
County of Santa Cruz, Certificate of Participation
4.00%, 08/01/2032 - 08/01/2033	760,000	859,364
AGM,
3.00%, 08/01/2036	1,560,000	1,538,784
Culver City Unified School District, General Obligation Unlimited
Series A,
3.00%, 08/01/2016	140,000	140,020
Davis Joint Unified School District, Certificate of Participation
BAM,
4.00%, 08/01/2024	95,000	112,329
Dry Creek Joint Elementary School District, Special Tax
AGM,
5.00%, 09/01/2024	190,000	237,411
Elk Grove Unified School District, Certificate of Participation
BAM,
5.00%, 02/01/2027 - 02/01/2030	7,035,000	8,833,529

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Etiwanda School District, Special Tax
2.00%, 09/01/2018 - 09/01/2020	$ 100,000	$ 102,882
3.00%, 09/01/2021 - 09/01/2022	185,000	190,774
3.50%, 09/01/2023	75,000	77,357
Fairfield-Suisun Unified School District Financing Corp., Special Tax
BAM,
2.00%, 08/15/2018 - 08/15/2020	7,890,000	8,069,964
2.25%, 08/15/2021 - 08/15/2023	7,145,000	7,287,377
Fontana Unified School District, General Obligation Unlimited
4.00%, 08/01/2024	150,000	172,824
Galt Joint Union High School District, General Obligation Unlimited
BAM,
3.00%, 08/01/2016	140,000	140,018
Gilroy Public Facilities Financing Authority, Revenue Bonds
4.00%, 11/01/2016	70,000	70,627
Gilroy Unified School District, Certificate of Participation
BAM,
4.00%, 04/01/2032	850,000	966,747
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A,
3.00%, 06/01/2017	50,000	51,030
Series A-1,
4.50%, 06/01/2017 - 06/01/2027	6,480,000	6,594,783
Grant Joint Union High School District, General Obligation Unlimited
AGM,
4.38%, 08/01/2031	200,000	200,400
Hacienda La Puente Unified School District, Certificate of Participation
AGM,
5.00%, 06/01/2024	250,000	316,520
Hesperia Unified School District, Certificate of Participation
BAM,
3.00%, 02/01/2033	375,000	387,304
Imperial Irrigation District Electric System Revenue, Revenue Bonds
4.25%, 11/01/2016	100,000	100,984
Industry Public Facilities Authority, Tax Allocation
Series A, AGM,
5.00%, 01/01/2017	495,000	504,148
Jefferson Elementary School District, General Obligation Unlimited
Series B,
4.00%, 09/01/2016	125,000	125,398
Kern Community College District, Certificate of Participation
BAM,
5.00%, 06/01/2027	1,020,000	1,298,593
La Quinta Redevelopment Agency Successor Agency, Tax Allocation
Series A,
5.00%, 09/01/2021	35,000	41,864
Lancaster Redevelopment Agency Successor Agency, Tax Allocation
Series A,
2.38%, 08/01/2028	3,260,000	3,214,458
5.00%, 08/01/2029	335,000	417,353
Series B, AGM,
2.38%, 02/01/2029	955,000	942,824

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Livermore Valley Joint Unified School District, General Obligation Unlimited
4.00%, 08/01/2016	$ 90,000	$ 90,018
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency, Tax Allocation
Series E, AGM,
5.00%, 12/01/2022	490,000	591,347
Los Angeles Unified School District, General Obligation Unlimited
Series B, AMBAC,
5.00%, 07/01/2022	85,000	88,539
Series D,
4.00%, 07/01/2017	50,000	51,632
Lynwood Unified School District, General Obligation Unlimited
Series C, AGM,
3.00%, 08/01/2036	300,000	305,466
Menifee Union School District Public Financing Authority, Special Tax
Series A,
4.00%, 09/01/2019	480,000	523,229
5.00%, 09/01/2023	425,000	519,235
Series A, BAM,
3.00%, 09/01/2031	315,000	326,110
5.00%, 09/01/2029 - 09/01/2035	2,720,000	3,300,133
Metropolitan Water District of Southern California, Revenue Bonds
Series G-2,
3.00% (A), 07/01/2037	100,000	102,311
Milpitas Redevelopment Agency Successor Agency, Tax Allocation
3.00%, 09/01/2016	100,000	100,230
Norwalk-La Mirada Unified School District, General Obligation Unlimited
2.00%, 08/01/2016	145,000	145,013
Oakdale Public Financing Authority, Special Tax
2.38%, 09/01/2021	240,000	248,045
2.63%, 09/01/2022	110,000	114,645
3.00%, 09/01/2023 - 09/01/2024	415,000	437,480
Oxnard Union High School District, General Obligation Unlimited
4.00%, 08/01/2020	25,000	28,160
Panama-Buena Vista Union School District, Certificate of Participation
BAM,
4.00%, 09/01/2018	425,000	453,296
5.00%, 09/01/2024	265,000	332,034
Panama-Buena Vista Union School District, General Obligation Unlimited
Series B, BAM,
5.00%, 08/01/2027	210,000	265,140
Pasadena Unified School District, General Obligation Unlimited
4.00%, 05/01/2017	50,000	51,328
Peralta Community College District, General Obligation Unlimited
Series D,
3.50%, 08/01/2032 - 08/01/2034	6,455,000	6,993,984
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation
Series A, AGM,
5.00%, 09/01/2022	425,000	511,517

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Pittsburg Unified School District, General Obligation Unlimited
4.00%, 08/01/2034 - 08/01/2035	$ 5,960,000	$ 6,797,252
Placerville Union School District, General Obligation Unlimited
BAM,
3.00%, 08/01/2033 - 08/01/2034	250,000	256,759
Ramona Unified School District Community Facilities District No. 92-1, Certificate of Participation
BAM,
4.00%, 05/01/2027	175,000	203,084
Rio Elementary School District Community Facilities District, Special Tax
BAM,
5.00%, 09/01/2029 - 09/01/2034	3,000,000	3,687,374
Riverside County Redevelopment Successor Agency, Tax Allocation
Series C, AGM,
5.00%, 10/01/2022	515,000	627,486
Riverside Redevelopment Agency Successor Agency, Tax Allocation
Series A,
5.00%, 09/01/2020 - 09/01/2026	245,000	298,369
Sacramento Area Flood Control Agency, Special Assessment
BAM,
5.00%, 12/01/2037	850,000	892,610
Salinas Union High School District, General Obligation Unlimited
Zero Coupon, 08/01/2020	275,000	258,324
San Bernardino Community College District, General Obligation Unlimited
2.00%, 08/01/2016	100,000	100,009
Series A,
4.00%, 08/01/2016	150,000	150,030
Series C, AGM,
5.00%, 08/01/2027	100,000	100,025
Series D,
Zero Coupon, 08/01/2023	70,000	60,607
San Bernardino County Redevelopment Agency Successor Agency, Tax Allocation
Series B, AGM,
5.00%, 09/01/2025 - 09/01/2028	1,235,000	1,526,962
San Diego Public Facilities Financing Authority, Revenue Bonds
5.00%, 10/15/2026 - 10/15/2027	810,000	1,034,930
San Francisco City & County Redevelopment Agency, Tax Allocation
4.00%, 08/01/2017	100,000	103,432
San Gorgonio Memorial Health Care District, General Obligation Unlimited
5.00%, 08/01/2024	135,000	169,005
San Leandro Redevelopment Agency Successor Agency, Tax Allocation
5.00%, 09/01/2027	310,000	383,916
San Marcos Redevelopment Agency Successor Agency, Tax Allocation
Series A,
5.00%, 10/01/2024	35,000	44,542
Santa Monica Community College District, General Obligation Unlimited
Series B,
2.00%, 08/01/2016	90,000	90,008

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Santa Rosa Redevelopment Agency Successor Agency, Tax Allocation
Series A, BAM,
5.00%, 08/01/2028	$ 2,000,000	$ 2,485,380
Snowline Joint Unified School District, Special Tax
Series A,
3.00%, 09/01/2021 - 09/01/2022	535,000	580,134
South Tahoe Redevelopment Agency, Special Tax
3.13%, 10/01/2020	75,000	77,349
3.38%, 10/01/2021	110,000	113,449
3.50%, 10/01/2022	80,000	82,509
Southwestern Community College District, General Obligation Unlimited
Series B, NATL,
5.25%, 08/01/2016	125,000	125,034
Stockton Public Financing Authority, Revenue Bonds
BAM,
5.00%, 09/01/2019	230,000	259,286
Series A, NATL,
5.00%, 10/01/2031	20,000	20,066
Stockton Unified School District, General Obligation Unlimited
AGM,
5.00%, 07/01/2021	75,000	89,334
Series A, BAM,
5.00%, 08/01/2024	100,000	126,597
Successor Agency to the Upland Community Redevelopment Agency, Tax Allocation
AGM,
5.00%, 09/01/2022	50,000	59,921
Sutter Union High School District, General Obligation Unlimited
BAM,
Zero Coupon, 08/01/2026 - 08/01/2028	585,000	442,784
Twin Rivers Unified School District, Certificate of Participation
AGM,
3.20% (A), 06/01/2027	145,000	145,281
Vacaville Redevelopment Agency Successor Agency, Tax Allocation
Series A, AGM,
2.75%, 09/01/2031	290,000	283,492
2.88%, 09/01/2032	500,000	492,130
Vacaville Unified School District, Certificate of Participation
AGM,
3.00%, 12/01/2022	155,000	169,711
4.00%, 12/01/2023 - 12/01/2025	865,000	1,022,014
Vallejo City Unified School District, Special Tax
AGM,
5.00%, 09/01/2019	100,000	100,341
Victor Valley Union High School District, Certificate of Participation
Series A, BAM,
2.00%, 11/15/2024 - 11/15/2025	2,155,000	2,177,976
2.13%, 11/15/2026	950,000	953,363
2.38%, 11/15/2027	955,000	970,509
Washington Township Health Care District, General Obligation Unlimited
Series DT,
4.00%, 08/01/2032 - 08/01/2036	2,425,000	2,733,469

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Washington Unified School District, General Obligation Unlimited
AGM,
4.00%, 08/01/2024	$ 110,000	$ 130,885
West Hill Community College District, General Obligation Unlimited
Series C, BAM,
5.00%, 08/01/2021 - 08/01/2026	810,000	1,011,838
West Valley-Mission Community College District, General Obligation Unlimited
AGM,
5.00%, 08/01/2019	170,000	170,044

		123,925,549

Colorado - 1.2%
Beacon Point Metropolitan District, General Obligation Unlimited
AGM,
4.00%, 12/01/2021 - 12/01/2023	190,000	215,148
City of Westminster, Certificate of Participation
Series B,
1.54%, 12/01/2017	105,000	105,534
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
3.00%, 07/01/2017	100,000	101,840
3.25%, 06/15/2036	515,000	523,122
4.00%, 07/01/2018 - 08/01/2026	1,500,000	1,677,402
5.00%, 06/15/2029 - 08/01/2036	3,750,000	4,458,467
Series A,
3.00%, 12/01/2020	345,000	367,104
5.00%, 12/15/2031	500,000	616,195
Series C,
2.00%, 12/15/2017 (B)	500,000	499,520
Colorado Health Facilities Authority, Revenue Bonds
4.00%, 05/15/2029	2,000,000	2,277,780
Colorado Higher Education, Certificate of Participation
Series A,
5.00%, 11/01/2026	50,000	65,384
Denver City & County School District No. 1, General Obligation Unlimited
Series G,
5.00%, 12/01/2016	80,000	81,242
Douglas County School District No. Re-1 Douglas & Elbert Counties, Certificate of Participation
2.00%, 01/15/2017	410,000	412,534
El Paso County School District No. 49, Certificate of Participation
5.00%, 12/15/2019	1,130,000	1,281,940
Gateway Regional Metropolitan District, General Obligation Limited
AGM,
3.00%, 12/01/2032 - 12/01/2036	645,000	641,236
Heather Ridge Metropolitan District No. 1, General Obligation Unlimited
AGM,
3.00%, 12/01/2035	450,000	456,804
4.00%, 12/01/2030	450,000	514,678
Stoneridge Metropolitan District, General Obligation Limited
BAM,
4.50%, 12/01/2036	660,000	766,531

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Thornton Development Authority, Tax Allocation
4.00%, 12/01/2019	$ 450,000	$ 494,811
5.00%, 12/01/2022	400,000	482,776
VDW Metropolitan District No. 2, General Obligation Limited
Series A, AGM,
2.00%, 12/01/2022	210,000	213,259

		16,253,307

Connecticut - 2.3%
City of Hartford, General Obligation Unlimited
Series A, AGM,
5.00%, 07/01/2025 - 07/01/2026	810,000	990,791
Series A, BAM,
3.00%, 12/01/2028 - 12/01/2029	1,570,000	1,611,598
4.00%, 12/01/2027	515,000	589,397
5.00%, 12/01/2021 - 12/01/2026	14,385,000	17,599,413
Series C, AGM,
5.00%, 07/15/2023	1,400,000	1,666,742
City of New Britain, General Obligation Unlimited
AGM,
5.00%, 04/15/2020	100,000	115,496
Series A, BAM,
5.00%, 03/01/2025	240,000	299,316
City of New Haven, General Obligation Unlimited
Series B, BAM,
5.00%, 08/15/2025	595,000	752,496
Connecticut Housing Finance Authority, Revenue Bonds
Series A-1,
3.20%, 11/15/2035	530,000	543,907
Series B1,
2.40%, 11/15/2026	90,000	91,819
2.55%, 05/15/2027	1,330,000	1,359,965
2.60%, 11/15/2027	1,400,000	1,430,240
Series B3,
2.30%, 11/15/2025	265,000	270,128
2.40%, 05/15/2026 - 11/15/2026	655,000	672,546
Connecticut State Health & Educational Facility Authority, Revenue Bonds
Series A,
0.80% (A), 07/01/2048	30,000	30,051
Series B, AGC,
5.50%, 07/01/2032	250,000	250,580
Mohegan Tribe of Indians of Connecticut, Revenue Bonds
Series C,
4.75%, 02/01/2020 (B)	1,250,000	1,264,512
State of Connecticut, General Obligation Unlimited
Series E,
5.00%, 08/15/2021	25,000	29,506
State of Connecticut Special Tax Revenue, Revenue Bonds
Series A,
3.00%, 12/01/2016	100,000	100,883
University of Connecticut, Revenue Bonds
Series A,
5.00%, 11/15/2023	25,000	28,327

		29,697,713

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Delaware - 0.1%
Delaware State Economic Development Authority, Revenue Bonds
4.63%, 09/01/2034	$ 545,000	$ 592,655
AGM,
5.00%, 10/01/2026	250,000	310,805

		903,460

District of Columbia - 0.2%
District of Columbia, Revenue Bonds
5.00%, 06/01/2036	2,000,000	2,305,380
Series B,
4.70% (A), 04/01/2031	100,000	106,085
Series C,
4.00%, 12/01/2021	25,000	28,922
District of Columbia Water & Sewer Authority, Revenue Bonds
Series A,
5.00%, 10/01/2023	25,000	30,677
Metropolitan Washington Airports Authority, Revenue Bonds
Series A,
5.00%, 10/01/2020	25,000	29,176
Series C,
5.00%, 10/01/2019	55,000	62,323
Series C, NATL,
5.00%, 10/01/2024	100,000	100,738

		2,663,301

Florida - 2.8%
Cape Coral Health Facilities Authority, Revenue Bonds
4.00%, 07/01/2020 (B)	360,000	370,530
4.25%, 07/01/2021 (B)	435,000	451,617
Capital Trust Agency, Inc., Revenue Bonds
Series A,
4.50%, 07/01/2034	2,355,000	2,421,175
Citizens Property Insurance Corp., Revenue Bonds
Series A-1, AGM,
4.00%, 06/01/2018	135,000	143,753
City of Fernandina Beach Utility System Revenue, Revenue Bonds
Series A,
5.00%, 09/01/2019	30,000	33,667
City of Gulf Breeze, Revenue Bonds
Series L,
3.10%, 12/01/2020	100,000	108,008
City of Jacksonville, Revenue Bonds
3.00%, 10/01/2026	2,000,000	2,169,000
4.00%, 10/01/2029	1,015,000	1,176,030
Series C-1,
5.00%, 10/01/2017	100,000	105,186
City of North Port, Special Assessment
BAM,
5.00%, 07/01/2020	340,000	391,044
City of Pompano Beach, Revenue Bonds
4.00%, 09/01/2019 - 09/01/2020	405,000	442,008
City of Riviera Beach, Revenue Bonds
BAM,
3.00%, 10/01/2022	125,000	138,033
City of Tampa, Revenue Bonds
Series A,
5.00%, 09/01/2019 - 11/15/2025	65,000	74,861

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Columbia County School Board, Certificate of Participation
Series A, BAM,
5.00%, 07/01/2026	$ 800,000	$ 986,032
County of Miami-Dade Aviation Revenue, Revenue Bonds
Series B,
5.00%, 10/01/2016	100,000	100,777
County of Miami-Dade Transit System, Revenue Bonds
4.00%, 07/01/2017	150,000	154,711
Emerald Coast Utilities Authority, Revenue Bonds
BAM,
4.00%, 01/01/2017	295,000	299,272
Flagler County School District, Certificate of Participation
Series A, AGM,
5.00%, 08/01/2018	25,000	27,088
Florida Department of Environmental Protection, Revenue Bonds
Series A,
5.00%, 07/01/2022	55,000	66,879
Florida Department of Management Services, Certificate of Participation
Series A,
5.00%, 08/01/2019	35,000	38,366
Florida Governmental Utility Authority, Revenue Bonds
AGM,
4.00%, 10/01/2018	125,000	133,301
Florida Higher Educational Facilities Financial Authority, Revenue Bonds
5.00%, 04/01/2032 - 04/01/2036	3,100,000	3,751,254
Florida Housing Finance Corp., Revenue Bonds
Series 1, GNMA, FNMA, FHLMC,
3.75%, 07/01/2035	2,995,000	3,263,442
Series A, GNMA, FNMA, FHLMC,
2.00%, 07/01/2021	225,000	232,375
2.25%, 07/01/2022	315,000	330,722
Florida Municipal Power Agency, Revenue Bonds
Series A,
5.00%, 10/01/2018	25,000	27,293
Florida’s Turnpike Enterprise, Revenue Bonds
Series A,
5.00%, 07/01/2024	25,000	26,247
Greater Orlando Aviation Authority, Revenue Bonds
Series A,
3.60%, 10/01/2018	40,000	42,304
Hillsborough County School Board, Certificate of Participation
NATL,
4.13%, 07/01/2019	100,000	103,317
JEA Electric System Revenue, Revenue Bonds
Series B,
5.00%, 10/01/2016	75,000	75,590
Lee County School Board, Certificate of Participation
Series B,
3.00%, 08/01/2016	100,000	100,015

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Martin County School District, Certificate of Participation
Series A, AGM,
5.00%, 07/01/2017	$ 100,000	$ 103,926
Miami-Dade County Industrial Development Authority, Revenue Bonds
1.50%, 10/01/2018	500,000	506,600
5.00%, 09/15/2034 (C) (F)	130,000	143,879
Northern Palm Beach County Improvement District, Special Assessment
AGM,
5.00%, 08/01/2021 - 08/01/2024	1,095,000	1,320,174
Orange County Health Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2033 - 10/01/2034	8,615,000	10,605,221
Series B,
4.00%, 10/01/2045	500,000	540,800
Orange County Housing Finance Authority, Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
1.55%, 03/01/2019	100,000	101,471
1.65%, 09/01/2019	95,000	97,058
Palm Beach County School District, Certificate of Participation
Series A,
5.00% (A), 08/01/2032 (F)	100,000	100,025
Pasco County School Board, Certificate of Participation
4.00%, 08/01/2016	315,000	315,060
School Board of Miami-Dade County, Certificate of Participation
Series B, AGC,
4.00%, 05/01/2018	25,000	26,302
South Broward Hospital District, Revenue Bonds
5.00%, 05/01/2017	145,000	149,782
South Florida Water Management District, Certificate of Participation
5.00%, 10/01/2026 - 10/01/2027	350,000	446,498
St. Johns River Power Park, Revenue Bonds
Series 25,
5.00%, 10/01/2016	265,000	267,099
State of Florida Lottery Revenue, Revenue Bonds
Series D,
5.00%, 07/01/2017	150,000	156,244
Sumter County Industrial Development Authority, Revenue Bonds
Series A,
5.13%, 07/01/2034	150,000	174,753
Tampa Bay Water, Revenue Bonds
NATL,
5.50%, 10/01/2024	25,000	32,951
Series A,
5.00%, 10/01/2016	115,000	115,889
Tradition Community Development District No. 1, Special Assessment
AGM,
4.00%, 05/01/2023	525,000	598,757
Volusia County Educational Facility Authority, Revenue Bonds
5.00%, 06/01/2017	150,000	155,430

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Volusia County School Board, Certificate of Participation
Series A, BAM,
5.00%, 08/01/2027 - 08/01/2028	$ 780,000	$ 981,012
Walton County District School Board, Certificate of Participation
AGM,
5.00%, 07/01/2020 - 07/01/2026	1,250,000	1,472,542

		36,195,370

Georgia - 0.6%
Burke County Development Authority, Revenue Bonds
1.38% (A), 10/01/2032	100,000	100,351
Series C,
1.30% (A), 01/01/2052	1,515,000	1,523,620
City of Atlanta Department of Aviation, Revenue Bonds
Series C,
5.00%, 01/01/2017 - 01/01/2020	90,000	96,511
City of Dahlonega Water & Sewer Revenue, Revenue Bonds
AGM,
4.00%, 09/01/2021	90,000	101,941
City of East Point, Tax Allocation
3.00%, 08/01/2022	1,000,000	1,035,740
Georgia Higher Education Facilities Authority, Revenue Bonds
Series A, AGC,
5.00%, 06/15/2029	80,000	92,514
Georgia Housing & Finance Authority, Revenue Bonds
Series A-1,
3.20%, 12/01/2036	1,490,000	1,511,650
3.25%, 12/01/2037	1,830,000	1,863,983
Henry County School District, General Obligation Unlimited
5.00%, 12/01/2017	50,000	53,004
Monroe County Development Authority, Revenue Bonds
2.35% (A), 10/01/2048	1,000,000	1,043,360
Municipal Electric Authority of Georgia, Revenue Bonds
Series B,
4.00%, 01/01/2017	100,000	101,465
5.00%, 01/01/2020	75,000	85,503

		7,609,642

Guam - 0.0% (D)
Guam Government Waterworks Authority, Revenue Bonds
4.50%, 07/01/2018	85,000	90,381

Idaho - 0.6%
County of Nez Perce, Revenue Bonds
2.75%, 10/01/2024 (B) (E)	4,500,000	4,499,910
Idaho Housing & Finance Association, Revenue Bonds
Series A,
5.00%, 06/01/2035 (F)	495,000	537,283
Series A-1, Class I,
2.75%, 07/01/2031	1,335,000	1,334,987
3.00%, 07/01/2036	1,650,000	1,649,983

		8,022,163

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois - 14.4%
Adams County School District No. 172, General Obligation Unlimited
AGM,
3.00%, 02/01/2033	$ 535,000	$ 534,444
3.25%, 02/01/2036	1,045,000	1,057,498
4.00%, 02/01/2032 - 02/01/2035	4,500,000	4,882,755
5.00%, 02/01/2029	1,695,000	2,041,594
Boone & Winnebago Counties Community Unit School District No. 200, General Obligation Unlimited
AGM,
Zero Coupon, 01/01/2022 - 01/01/2023	4,055,000	3,558,959
Campton Township, General Obligation Unlimited
2.00%, 12/15/2018	50,000	50,857
Carol Stream Park District, General Obligation Unlimited
BAM,
5.00%, 01/01/2037	2,400,000	2,804,256
Central Lake County Joint Action Water Agency, Revenue Bonds
4.00%, 05/01/2019	60,000	65,268
Champaign & Piatt Counties Community Unit School District No. 3, General Obligation Unlimited
Series A, AGM,
5.00%, 10/01/2022 - 10/01/2026	6,190,000	7,449,712
Champaign Coles Et Al Counties Community College District No. 505, General Obligation Unlimited
Series B,
3.00%, 12/01/2016	80,000	80,630
Chicago Board of Education, General Obligation Unlimited
Series A, AGM-CR, AMBAC,
5.50%, 12/01/2021	410,000	457,203
Series A, AGM-CR, NATL,
5.25%, 12/01/2021	100,000	110,293
Series D, AGM,
5.00%, 12/01/2022	50,000	51,688
Chicago O’Hare International Airport, Revenue Bonds
Series B,
5.00%, 01/01/2021 - 01/01/2027	400,000	483,558
Series D,
4.00%, 01/01/2035	500,000	550,645
Chicago Park District, General Obligation Limited
Series B,
4.00%, 01/01/2017 - 01/01/2019	50,000	51,890
5.00%, 01/01/2021 - 01/01/2022	270,000	309,856
City of Berwyn, General Obligation Unlimited
Series A, AGM,
4.00%, 12/01/2018	250,000	266,362
City of Burbank, General Obligation Unlimited
BAM-TCRS,
3.70%, 12/01/2018	500,000	530,230
City of Calumet City, General Obligation Unlimited
Series A, BAM,
4.00%, 03/01/2022	1,345,000	1,526,965

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Chicago, General Obligation Unlimited
Series A, AGM,
4.75%, 01/01/2030	$ 100,000	$ 100,321
5.00%, 01/01/2023 - 01/01/2026	470,000	481,821
5.50%, 01/01/2018	25,000	26,041
Series C,
5.00%, 01/01/2026 - 01/01/2027	3,000,000	3,124,200
City of Chicago, Revenue Bonds
AGM,
5.00%, 01/01/2019 - 01/01/2026	425,000	430,648
City of Chicago Motor Fuel Tax Revenue, Revenue Bonds
5.00%, 01/01/2018	200,000	206,768
City of Chicago Wastewater Transmission Revenue, Revenue Bonds
3.00%, 01/01/2017	25,000	25,184
5.00%, 01/01/2018	150,000	157,597
AGM-CR,
3.00%, 01/01/2021	750,000	793,665
5.00%, 01/01/2022 - 01/01/2024	800,000	929,782
BAM-TCRS,
3.00%, 01/01/2021	610,000	645,514
City of Chicago Waterworks Revenue, Revenue Bonds
3.00%, 11/01/2019	125,000	131,328
4.00%, 11/01/2023	500,000	554,005
5.00%, 11/01/2021 - 11/01/2028	3,485,000	4,055,600
AGM,
4.25%, 11/01/2018	200,000	213,932
5.00%, 11/01/2016	40,000	40,430
AGM-CR,
5.00%, 11/01/2027	715,000	838,445
Series A, AMBAC,
5.00%, 11/01/2021	50,000	50,543
Series A-1,
5.00%, 11/01/2024	5,000,000	6,027,650
City of Evanston, General Obligation Unlimited
Series C,
4.00%, 12/01/2018	50,000	52,998
City of Flora, General Obligation Unlimited
BAM,
3.50%, 11/01/2022 - 11/01/2024	660,000	722,140
City of Highland, General Obligation Unlimited
Series B,
2.00%, 01/01/2017	50,000	50,272
City of Kankakee, General Obligation Unlimited
Series A, AGM,
2.00%, 01/01/2017	100,000	100,475
3.00%, 01/01/2025	95,000	101,114
4.00%, 01/01/2026 - 01/01/2027	1,320,000	1,483,352
City of Loves Park, General Obligation Unlimited
AMBAC,
4.05%, 12/15/2018	40,000	41,093
City of Marion, General Obligation Unlimited
2.00%, 11/01/2016	675,000	677,045
City of Monmouth, General Obligation Unlimited
Series B, BAM,
3.00%, 12/01/2023 - 12/01/2024	500,000	533,485

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of North Chicago, General Obligation Unlimited
Series A, AGM,
4.00%, 11/01/2020	$ 160,000	$ 178,152
Series B, AGM,
3.00%, 11/01/2017	100,000	102,581
4.00%, 11/01/2023	40,000	46,328
City of Princeton, General Obligation Unlimited
Series E,
2.50%, 12/01/2019	40,000	41,882
City of Rochelle Electric System Revenue, Revenue Bonds
AGM,
3.00%, 05/01/2019	410,000	431,849
4.00%, 05/01/2021	300,000	336,204
City of Springfield, General Obligation Unlimited
5.00%, 12/01/2017	140,000	147,829
City of Sterling, General Obligation Unlimited
3.00%, 11/01/2018	25,000	26,044
Coles Cumberland Moultrie Etc. Counties Community Unit School District No. 2, Revenue Bonds
3.35%, 12/01/2017	130,000	133,693
Cook & Will Counties Community College District No. 515, General Obligation Limited
2.00%, 12/01/2017 - 12/01/2018	1,415,000	1,429,868
5.00%, 12/01/2024	70,000	84,471
Cook & Will Counties School District No. 194, General Obligation Limited
Series B, BAM,
5.00%, 12/01/2029 - 12/01/2035	2,350,000	2,757,662
Cook County Community College District No. 508, General Obligation Unlimited
5.00%, 12/01/2018 - 12/01/2024	2,070,000	2,408,587
Cook County Community College District No. 524, General Obligation Unlimited
3.00%, 12/01/2025 - 12/01/2026	6,270,000	6,803,849
Series B, NATL,
4.50%, 12/01/2016	25,000	25,342
5.00%, 12/01/2019	50,000	54,729
Cook County Community High School District No. 228, General Obligation Limited
Series B,
5.00%, 12/01/2016	150,000	152,190
Cook County High School District No. 201, General Obligation Limited
Series B, AMBAC,
Zero Coupon, 12/01/2019	100,000	91,189
Series C, AGM,
Zero Coupon, 12/01/2024	100,000	79,795
Cook County High School District No. 205, General Obligation Limited
AGC,
5.50%, 12/01/2019	100,000	110,513
Cook County High School District No. 220, General Obligation Limited
AGM-CR,
5.00%, 12/01/2025	700,000	840,322
BAM-TCRS,
5.00%, 12/01/2026	1,545,000	1,845,410
Cook County Sales Tax Revenue, Revenue Bonds
4.00%, 11/15/2019	300,000	330,351

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook County School District No. 100, General Obligation Unlimited
BAM,
4.00%, 12/01/2021	$ 430,000	$ 487,547
Cook County School District No. 102, Revenue Bonds
2.63%, 01/15/2018	200,000	204,992
Cook County School District No. 109, General Obligation Limited
4.00%, 12/01/2018	180,000	193,907
Cook County School District No. 123, General Obligation Limited
Series B, AGM,
4.00%, 12/01/2017	215,000	224,383
Cook County School District No. 149, General Obligation Limited
Series A-1, AGM,
4.00%, 12/01/2028	1,580,000	1,683,032
Cook County School District No. 157, General Obligation Unlimited
Series A, AGM,
Zero Coupon, 11/01/2021 - 11/01/2025	1,450,000	1,196,397
Cook County School District No. 158, General Obligation Limited
AGM,
3.00%, 12/01/2021	485,000	520,420
Cook County School District No. 162, General Obligation Limited
AGM,
4.00%, 12/01/2027	250,000	260,765
Cook County School District No. 162, General Obligation Unlimited
BAM,
4.00%, 12/01/2022	1,055,000	1,189,386
Cook County School District No. 163, General Obligation Limited
Series A, AGM,
5.00%, 12/15/2028	70,000	79,673
Cook County School District No. 31, General Obligation Limited
Series A,
3.00%, 12/01/2021	290,000	315,213
Cook County School District No. 74, General Obligation Limited
2.50%, 12/01/2016	50,000	50,353
Cook County School District No. 81, General Obligation Unlimited
AGM,
4.00%, 12/01/2019	500,000	534,085
Cook County School District No. 84.5, General Obligation Limited
Series A, AGM,
4.50%, 12/01/2025	410,000	414,645
Cook County School District No. 87, General Obligation Limited
AGM,
4.00%, 12/01/2018	175,000	177,075
Cook County School District No. 99, General Obligation Unlimited
Series A, AGC,
5.00%, 12/01/2018	100,000	109,822
County of Cook, General Obligation Unlimited
Series C,
4.25%, 11/15/2019	165,000	180,045
5.00%, 11/15/2020 - 11/15/2021	250,000	276,883
Series D,
5.00%, 11/15/2019	25,000	27,881

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
County of Winnebago, General Obligation Unlimited
Series C,
3.00%, 12/30/2018	$ 50,000	$ 52,360
Decatur Park District, General Obligation Unlimited
2.00%, 12/15/2016	100,000	100,494
DuPage & Will Counties Community School District No. 204, General Obligation Unlimited
Series A,
2.50%, 12/30/2019	30,000	31,727
4.00%, 12/30/2016	220,000	223,120
DuPage County Community High School District No. 99, General Obligation Unlimited
5.00%, 12/01/2018	100,000	109,699
DuPage County High School District No. 88, General Obligation Unlimited
AGM,
5.00%, 01/01/2027	25,000	25,442
Governors State University, Certificate of Participation
AGC,
4.50%, 01/01/2019	235,000	248,134
Henry & Whiteside Counties Community Unit School District No. 228, General Obligation Unlimited
Series A, AGM,
5.00%, 08/15/2028	150,000	179,920
Series B, AGM,
5.00%, 02/15/2023	165,000	195,654
Illinois Finance Authority, Revenue Bonds
4.13% (A), 11/01/2036	100,000	103,200
5.00%, 07/01/2018	25,000	27,079
AGM,
Zero Coupon, 01/01/2021	75,000	69,438
4.00%, 12/01/2023	190,000	215,500
5.00%, 12/01/2036	2,000,000	2,353,920
Series A,
3.00%, 10/01/2016	75,000	75,332
5.00%, 07/01/2020 - 11/15/2037	3,650,000	4,032,114
Series A, AGM,
5.00%, 05/15/2019	60,000	64,177
Series A-1,
5.00% (A), 11/01/2030	110,000	124,836
Series A-2,
5.00% (A), 11/01/2030	150,000	170,617
Series B,
5.00%, 11/01/2019	40,000	45,006
5.50%, 11/01/2020	80,000	92,122
Series C,
5.00%, 05/15/2020 - 08/15/2021	170,000	195,496
Series D,
6.25%, 11/01/2028	105,000	118,262
Series L,
4.00%, 12/01/2018	95,000	101,949
Illinois Housing Development Authority, Revenue Bonds
Series A-1,
2.60%, 01/01/2022	200,000	208,968
3.00%, 02/01/2022	990,000	1,041,886

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Illinois Municipal Electric Agency, Revenue Bonds
Series A, NATL,
5.25%, 02/01/2026 - 02/01/2028	$ 85,000	$ 87,040
Illinois State Toll Highway Authority, Revenue Bonds
Series A,
5.00%, 12/01/2032	2,000,000	2,464,600
Series B,
5.00%, 12/01/2017	100,000	105,795
Series D,
5.00%, 01/01/2024	45,000	55,952
Iroquois County Community Unit School District No. 124, General Obligation Unlimited
AGM,
3.00%, 12/01/2017	140,000	143,849
Joliet Regional Port District, General Obligation Unlimited
Series A, AGM,
4.00%, 12/30/2024	250,000	287,640
Kane Cook & DuPage Counties School District No. U-46, General Obligation Limited
Series A,
5.00%, 01/01/2033	1,410,000	1,636,023
Kane Cook & DuPage Counties School District No. U-46, General Obligation Unlimited
Series D,
5.00%, 01/01/2025 - 01/01/2026	130,000	158,355
Kane County Forest Preserve District, General Obligation Unlimited
4.00%, 12/15/2016	75,000	75,953
Kane County School District No. 129, General Obligation Unlimited
Series C, BAM-TCRS,
4.00%, 02/01/2022	1,540,000	1,724,461
5.00%, 02/01/2024 - 02/01/2025	5,200,000	6,351,330
Kane County School District No. 131, General Obligation Unlimited
Series A,
1.25% (A), 06/01/2036 (F)	5,000,000	5,000,050
Kane Kendall Etc. Counties Community College District No. 516, General Obligation Unlimited
Series A,
5.00%, 12/15/2022	100,000	118,841
Kendall Kane & Will Counties Community Unit School District No. 308, General Obligation Unlimited
4.00%, 10/01/2016	100,000	100,616
5.50%, 02/01/2023	300,000	371,436
Knox & Warren Counties Community Unit School District No. 205, General Obligation Unlimited
Series B,
3.50%, 01/01/2027	265,000	287,024
Knox County Community Unit School District No. 202, Revenue Bonds
2.50%, 12/01/2016	295,000	296,746
Lake & McHenry Counties Community Unit School District No. 118, General Obligation Unlimited
5.00%, 01/01/2021 - 01/01/2022	185,000	215,664

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Lake County Community Unit School District No. 116, General Obligation Limited
Series B,
3.00%, 01/15/2023	$ 305,000	$ 329,678
4.00%, 01/15/2022	390,000	441,258
Lake County Special Education District No. 825, Revenue Bonds
Series B,
4.00%, 10/01/2018 - 10/01/2019	285,000	306,192
Lincolnshire-Prairie View School District No. 103, Revenue Bonds
Series B,
3.00%, 12/01/2018	70,000	73,770
Madison & Jersey Counties Unit School District No. 11, General Obligation Unlimited
AGM,
4.00%, 12/01/2023 - 12/01/2024	1,125,000	1,177,650
Madison-Macoupin Etc Counties Community College District No. 536, General Obligation Limited
AGM,
4.25%, 11/01/2017	50,000	52,234
Madison-Macoupin Etc Counties Community College District No. 536, General Obligation Unlimited
5.00%, 11/01/2018	55,000	60,152
Massac County Hospital District, General Obligation Unlimited
AGC,
4.50%, 11/01/2031	250,000	250,595
McHenry & Kane Counties Community Consolidated School District No. 158, General Obligation Unlimited
AGM-CR, FGIC,
Zero Coupon, 01/01/2024	920,000	769,571
McHenry County Community Unit School District No. 12, General Obligation Unlimited
Series A, AGM,
4.25%, 01/01/2029	130,000	140,738
5.00%, 01/01/2023	70,000	82,274
McHenry County Community Unit School District No. 200, General Obligation Unlimited
5.00%, 01/15/2019	65,000	71,735
McHenry County Conservation District, General Obligation Unlimited
5.00%, 02/01/2026	110,000	138,046
McLean & Woodford Counties Community Unit School District No. 5, General Obligation Unlimited
AGC,
4.00%, 12/01/2018	70,000	74,918
McLean County Public Building Commission, Revenue Bonds
4.00%, 12/01/2034	1,245,000	1,368,018
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series A, AGM-CR, FGIC,
5.50%, 12/15/2023	55,000	63,736
Series B, NATL,
Zero Coupon (G), 06/15/2023	300,000	345,849

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Limited
Series B,
5.00%, 12/01/2017 - 12/01/2019	$ 85,000	$ 94,569
Montgomery Christian & Fayette Counties Community Unit School District No. 22, General Obligation Unlimited
Series A, AGM,
2.50%, 12/01/2026	290,000	295,026
4.00%, 12/01/2029 - 12/01/2032	590,000	666,806
Series B, AGM,
2.80%, 12/01/2028	300,000	305,514
3.30%, 12/01/2035	255,000	262,316
Series C, AGM,
2.65%, 12/01/2027	275,000	279,023
3.00%, 12/01/2031	140,000	142,514
3.30%, 12/01/2035	280,000	288,033
Northeastern Illinois University, Certificate of Participation
AGM,
3.00%, 07/01/2019 - 07/01/2023	3,165,000	3,357,962
4.00%, 07/01/2025	565,000	646,981
Northeastern Illinois University, Revenue Bonds
Series 1, BAM,
3.00%, 07/01/2020	625,000	663,525
4.00%, 07/01/2021 - 07/01/2022	1,315,000	1,474,639
Northern Illinois University, Certificate of Participation
AGM,
5.00%, 09/01/2024	205,000	245,859
Northlake Public Library District, General Obligation Unlimited
AGM,
3.00%, 12/01/2021	610,000	669,646
Northwest Water Commission, Revenue Bonds
2.00%, 04/01/2017	110,000	111,013
Peoria Metropolitan Airport Authority, Revenue Bonds
5.60%, 12/01/2022	35,000	38,714
Peoria Public Building Commission, Revenue Bonds
Series A, AGC,
Zero Coupon, 12/01/2016	100,000	99,707
Pulaski Massac Alexander & Johnson Counties Community Unit School District No. 10, General Obligation Unlimited
Series C, MAC,
4.00%, 12/01/2026 - 12/01/2029	675,000	774,136
Railsplitter Tobacco Settlement Authority, Revenue Bonds
5.00%, 06/01/2018 - 06/01/2019	230,000	254,395
5.25%, 06/01/2020 - 06/01/2021	150,000	174,220
5.38%, 06/01/2021	85,000	100,928
6.00%, 06/01/2028	75,000	89,937
6.25%, 06/01/2024	25,000	25,116
Regional Transportation Authority, Revenue Bonds
Series A, AGM,
5.00%, 06/01/2019	895,000	1,001,272
Series A, NATL,
5.00%, 07/01/2019	75,000	75,353
5.50%, 07/01/2025	65,000	85,274

The notes are an integral part of this report. Transamerica Funds	Page 11	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Rock Island Country Public Building Commission, Revenue Bonds
AGM,
3.00%, 12/01/2020 - 12/01/2021	$ 700,000	$ 741,436
4.00%, 12/01/2023	285,000	322,420
5.00%, 12/01/2024 - 12/01/2031	1,950,000	2,371,990
Rock Island County School District No. 41, General Obligation Unlimited
AGM,
4.55%, 12/01/2026	320,000	324,365
Saline County Community Unit School District No. 3, General Obligation Unlimited
Series C, AGM,
2.00%, 12/01/2016 - 12/01/2021	1,120,000	1,147,653
4.00%, 12/01/2031 - 12/01/2032	1,945,000	2,159,333
Sangamon County Community Unit School District No. 5, General Obligation Unlimited
Series B,
5.00%, 01/01/2023	150,000	179,287
Southern Illinois University, Revenue Bonds
Series A, AGM,
5.50%, 04/01/2023	370,000	454,138
Series B, BAM-TCRS,
5.00%, 04/01/2021	435,000	501,851
Southwestern Illinois Development Authority, Revenue Bonds
AGC,
3.80%, 02/01/2019	130,000	138,895
St. Clair County Community Consolidated School District No. 90, General Obligation Unlimited
AMBAC, BAM-TCRS,
Zero Coupon, 12/01/2020 - 12/01/2023	2,270,000	2,005,741
St. Clair County Community Unit School District No. 9, General Obligation Unlimited
BAM,
5.50%, 12/01/2033	35,000	42,155
St. Clair County Township High School District No. 203, General Obligation Unlimited
Series A, AMBAC,
5.00%, 12/01/2017	35,000	37,027
State of Illinois, General Obligation Unlimited
4.50%, 04/01/2018	100,000	101,987
5.00%, 02/01/2022	100,000	111,711
AGM,
3.75%, 01/01/2034	3,850,000	3,963,190
5.00%, 01/01/2019	55,000	59,685
Series A,
3.75%, 09/01/2016	25,000	25,065
5.00%, 03/01/2028	705,000	708,201
Tazewell County School District No. 51, General Obligation Unlimited
NATL,
9.00%, 12/01/2021 - 12/01/2022	1,815,000	2,535,800
University of Illinois, Revenue Bonds
Series A, AMBAC,
5.50%, 04/01/2022	200,000	244,502
Series A, BAM-TCRS,
4.00%, 04/01/2031	1,545,000	1,749,094

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Bedford Park, General Obligation Unlimited
Series A, AGM,
4.00%, 12/15/2018	$ 100,000	$ 107,186
Village of Bedford Park Water System Revenue, Revenue Bonds
Series A, AGM,
4.00%, 12/01/2026	95,000	108,167
Village of Bellwood, General Obligation Unlimited
AGM,
5.00%, 12/01/2019 - 12/01/2027	660,000	761,180
Village of Broadview, General Obligation Unlimited
Series A, BAM,
3.00%, 12/01/2018 - 12/01/2022	1,035,000	1,102,652
Village of Brookfield, General Obligation Unlimited
AGC,
3.60%, 12/01/2019	75,000	80,277
Village of Crestwood, General Obligation Unlimited
BAM,
4.50%, 12/15/2027 - 12/15/2029	2,830,000	3,105,046
Village of Dolton, General Obligation Unlimited
Series A, AGC,
4.50%, 12/01/2024	300,000	317,571
Village of Franklin Park, Revenue Bonds
BAM,
5.00%, 04/01/2026	230,000	274,181
Village of Glenview, General Obligation Unlimited
Series A,
3.00%, 12/01/2019	25,000	26,778
Village of Lansing, General Obligation Unlimited
AGM,
5.00%, 03/01/2023	1,115,000	1,301,919
Village of Lyons, General Obligation Unlimited
Series B, BAM,
5.00%, 12/01/2032	125,000	143,684
Series C, BAM,
3.00%, 12/01/2019 - 12/01/2024	1,040,000	1,109,052
4.00%, 12/01/2022 - 12/01/2023	550,000	627,039
Village of Machesney Park, Revenue Bonds
Series B, AGM,
4.38%, 12/01/2019	150,000	160,155
Village of Melrose Park, General Obligation Unlimited
AGM,
3.00%, 12/15/2020	500,000	529,570
Village of Mount Prospect, General Obligation Unlimited
3.00%, 12/01/2021	100,000	109,778
Village of New Lenox, General Obligation Unlimited
Series B,
2.00%, 12/15/2016	50,000	50,267
Village of Oak Park, General Obligation Unlimited
Series A,
3.00%, 11/01/2029	920,000	931,123

The notes are an integral part of this report. Transamerica Funds	Page 12	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Pingree Grove Special Service Area No. 2, Special Tax
AGM,
2.00%, 03/01/2020	$ 485,000	$ 489,540
3.00%, 03/01/2018 - 03/01/2019	785,000	808,967
Village of South Holland, General Obligation Unlimited
Series B,
4.00%, 12/15/2022	105,000	119,777
Warren County Community Unit School District No. 238, General Obligation Unlimited
AGM,
4.00%, 12/01/2021	75,000	85,037
Wauconda Special Service Area No.1, Special Tax
Series A, BAM,
2.63%, 03/01/2022	290,000	297,035
3.00%, 03/01/2019	315,000	327,253
5.00%, 03/01/2033	305,000	358,704
Western Illinois Economic Development Authority, Revenue Bonds
3.00%, 06/01/2017	365,000	370,219
4.00%, 06/01/2018 - 06/01/2033	6,570,000	6,895,612
Western Illinois University, Certificate of Participation
AGM,
3.00%, 10/01/2022	3,010,000	3,170,282
5.00%, 10/01/2024	3,330,000	4,024,904
Western Illinois University, Revenue Bonds
BAM,
5.00%, 04/01/2020 - 04/01/2024	3,185,000	3,708,432
Will County Community Consolidated School District No. 157, General Obligation Unlimited
3.00%, 01/01/2017	40,000	40,409
Will County Community Unit School District No. 201-U, General Obligation Limited
Series C, AGM,
5.00%, 01/01/2027	1,175,000	1,441,231
Will County Community Unit School District No. 201-U, General Obligation Unlimited
Series B, AGM,
5.00%, 01/01/2026	515,000	637,591
Will County School District No. 86, General Obligation Unlimited
Series C, AGM-CR,
5.00%, 03/01/2024	8,255,000	10,133,012
Winnebago & Boone Counties School District No. 205, General Obligation Unlimited
NATL,
5.00%, 02/01/2017	50,000	51,067

		187,432,397

Indiana - 2.8%
Aurora School Building Corp., Revenue Bonds
5.00%, 07/15/2020	115,000	132,948
City of Evansville, Revenue Bonds
Series A, AGM,
5.00%, 02/01/2022 - 02/01/2025	640,000	776,747
City of Indianapolis Thermal Energy System Revenue, Revenue Bonds
Series A,
5.00%, 10/01/2028	180,000	221,243

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
East Chicago Sanitary District, Revenue Bonds
4.00%, 07/15/2029	$ 285,000	$ 314,925
Evansville Redevelopment Authority, Revenue Bonds
BAM,
5.00%, 02/01/2027	4,210,000	5,356,678
Evansville Redevelopment District, Tax Allocation
2.00%, 02/01/2017 - 08/01/2017	350,000	353,401
Frankfort High School Elementary School Building Corp., Revenue Bonds
5.00%, 01/15/2026	270,000	344,488
Greater Clark Building Corp., Revenue Bonds
4.00%, 07/15/2029 - 07/15/2032	1,200,000	1,367,941
Greater Clark County School Building Corp., Revenue Bonds
Series A,
4.00%, 07/15/2024	135,000	158,875
Indiana Bond Bank, Revenue Bonds
Series A, AGM,
5.00%, 08/01/2020	250,000	250,945
Indiana Finance Authority, Revenue Bonds
3.50%, 10/01/2025	1,110,000	1,185,269
4.00%, 02/01/2021	405,000	445,634
4.25%, 10/01/2034	325,000	349,941
5.00%, 02/01/2022 - 10/01/2036	8,475,000	10,258,653
Series A,
5.00%, 09/15/2021 - 09/15/2028	2,835,000	3,354,283
Indiana Health Facility Financing Authority, Revenue Bonds
1.25% (A), 11/01/2027	4,000,000	4,011,240
5.00%, 11/15/2034	2,000,000	2,466,440
Indiana Housing & Community Development Authority, Revenue Bonds
Series A-1, GNMA, FNMA, FHLMC,
2.85%, 07/01/2031	2,085,000	2,101,367
2.95%, 01/01/2033	780,000	785,483
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds
Series B,
3.00%, 02/01/2017	50,000	50,620
Jay Schools Building Corp., Revenue Bonds
AGM,
5.00%, 07/15/2017	100,000	101,918
Jennings County School Building Corp., Revenue Bonds
3.00%, 01/15/2020 (F)	345,000	360,404
Kokomo-Center School Building Corp., Revenue Bonds
Series A,
4.00%, 07/15/2018	475,000	503,823
Lake County Public Library District, General Obligation Unlimited
4.00%, 08/01/2019	40,000	43,633
Marshall County Holding Corp., Revenue Bonds
4.00%, 08/01/2016	370,000	370,070
Merrillville Redevelopment Authority, Tax Allocation
3.00%, 08/15/2016	205,000	205,209
5.00%, 08/15/2024	350,000	430,031

The notes are an integral part of this report. Transamerica Funds	Page 13	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
New Albany Floyd County School Building Corp., Revenue Bonds
AGM,
5.25%, 07/15/2018	$ 45,000	$ 48,078

		36,350,287

Iowa - 0.3%
Iowa Higher Education Loan Authority, Revenue Bonds
3.00%, 04/01/2034	865,000	895,119
Iowa State Board of Regents, Revenue Bonds
3.00%, 09/01/2028	2,250,000	2,359,597
4.00%, 09/01/2022	50,000	58,101

		3,312,817

Kansas - 2.4%
Butler County Unified School District No. 490, General Obligation Unlimited
Series A, BAM,
3.00%, 09/01/2029 (E)	1,000,000	1,054,660
City of Dodge City, Revenue Bonds
3.00%, 07/15/2021	230,000	248,310
City of Wichita, General Obligation Unlimited
Series 796,
3.50%, 09/01/2018	50,000	50,636
County of Scott, General Obligation Unlimited
3.00%, 04/01/2021 - 04/01/2024	1,935,000	2,110,492
5.00%, 04/01/2026	770,000	986,262
Johnson & Miami Counties Unified School District No. 230, General Obligation Unlimited
5.00%, 09/01/2027	4,690,000	6,025,618
Johnson County Unified School District No. 231, General Obligation Unlimited
Series A,
5.00%, 10/01/2029 - 10/01/2033	3,935,000	4,861,409
Kansas Development Finance Authority, Revenue Bonds
4.00%, 04/01/2017	100,000	102,284
5.00%, 01/01/2020	90,000	102,823
Series C, BAM,
4.00%, 05/01/2022	405,000	462,158
Series M-1,
5.00%, 11/01/2016	75,000	75,878
Marais Des Cygnes Public Utility Authority, Revenue Bonds
AGM,
3.00%, 12/01/2026 - 12/01/2028	2,230,000	2,365,128
3.13%, 12/01/2033	1,230,000	1,253,985
3.25%, 12/01/2035	1,000,000	1,020,270
Montgomery County Unified School District No. 446, General Obligation Unlimited
BAM,
5.00%, 09/01/2027 - 09/01/2030	6,215,000	7,771,613

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kansas (continued)
Sedgwick County Unified School District No. 262, General Obligation Unlimited
5.00%, 09/01/2034 - 09/01/2035	$ 2,425,000	$ 2,851,593
Wyandotte County-Kansas City Unified Government Utility System Revenue, Revenue Bonds
Series A,
4.00%, 09/01/2017	100,000	103,595

		31,446,714

Kentucky - 3.4%
Boyd County Capital Project Corp., Revenue Bonds
3.00%, 08/01/2025 - 08/01/2027	1,305,000	1,383,722
Bullitt County School District Finance Corp., Revenue Bonds
3.10%, 09/01/2026	65,000	71,319
3.25%, 09/01/2028	545,000	594,361
County of Warren, Revenue Bonds
Series B,
4.00%, 04/01/2017	25,000	25,505
Eastern Kentucky University, Revenue Bonds
Series A,
4.00%, 04/01/2025	525,000	619,201
Fayette County School District Finance Corp., Revenue Bonds
Series B,
4.00%, 05/01/2024	735,000	857,539
Floyd County School District Finance Corp., Revenue Bonds
2.00%, 08/01/2016	200,000	200,016
3.00%, 08/01/2024	1,140,000	1,243,273
Kentucky Asset Liability Commission, Revenue Bonds
NATL,
5.25%, 09/01/2019	150,000	169,602
Series A,
3.25%, 09/01/2024	100,000	111,292
Kentucky Municipal Power Agency, Revenue Bonds
Series A, NATL,
5.00%, 09/01/2023 - 09/01/2026	6,170,000	7,514,413
Kentucky Rural Water Finance Corp., Revenue Bonds
2.00%, 02/01/2017	150,000	150,942
Kentucky State Property & Building Commission, Revenue Bonds
3.00%, 05/01/2017 - 10/01/2022	330,000	344,320
Series A,
5.00%, 08/01/2016	200,000	200,052
Kentucky Turnpike Authority, Revenue Bonds
Series A,
5.00%, 07/01/2021	25,000	29,514
Morehead State University, Revenue Bonds
Series A,
3.00%, 04/01/2027	730,000	788,758
4.00%, 04/01/2030 - 04/01/2032	1,965,000	2,236,411
Nicholas County School District Finance Corp., Revenue Bonds
2.00%, 02/01/2023	415,000	425,280
2.25%, 02/01/2024	350,000	361,841
2.38%, 02/01/2025	815,000	849,010
2.50%, 02/01/2026 - 02/01/2027	1,220,000	1,274,578
3.00%, 02/01/2028 - 02/01/2036	4,460,000	4,621,404

The notes are an integral part of this report. Transamerica Funds	Page 14	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
Northern Kentucky University, Revenue Bonds
Series A,
4.00%, 09/01/2025	$ 2,400,000	$ 2,799,960
Paducah Electric Plant Board, Revenue Bonds
Series A, AGC,
3.20%, 10/01/2017	360,000	369,738
Series A, AGM,
5.00%, 10/01/2029 - 10/01/2034	4,895,000	5,910,993
Shelby County Public Properties Corp., Revenue Bonds
3.10%, 11/01/2016	565,000	568,458
Warren County Justice Center Expansion Corp., Revenue Bonds
5.00%, 09/01/2024	1,295,000	1,598,652
Warren County School District Finance Corp., Revenue Bonds
4.00%, 04/01/2025 - 04/01/2026	7,225,000	8,551,838

		43,871,992

Louisiana - 0.6%
Fremaux Economic Development District, Revenue Bonds
5.00%, 11/01/2034	275,000	293,403
Livingston Parish School District No. 1, General Obligation Unlimited
AGM,
5.00%, 05/01/2017	400,000	412,772
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds
5.00%, 06/01/2023	210,000	256,418
AGM,
5.00%, 10/01/2026 - 09/15/2034	4,330,000	5,349,702
Louisiana Office Facilities Corp., Revenue Bonds
5.00%, 11/01/2020	325,000	376,711
Louisiana Public Facilities Authority, Revenue Bonds
AGM,
5.00%, 06/01/2020 - 06/01/2021	440,000	501,706
Series A,
3.38%, 09/01/2028	500,000	521,595
Louisiana State University & Agricultural & Mechanical College, Revenue Bonds
3.00%, 07/01/2017	125,000	127,615

		7,839,922

Maine - 0.5%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
Series B,
4.00%, 07/01/2017	140,000	144,357
Maine Municipal Bond Bank, Revenue Bonds
Series B,
5.00%, 11/01/2022	50,000	61,410
Maine State Housing Authority, Revenue Bonds
Series C,
2.00%, 11/15/2025 (E)	1,045,000	1,051,155
2.15%, 11/15/2026 (E)	795,000	799,730
2.35%, 11/15/2027 (E)	1,045,000	1,052,785

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maine (continued)
Maine State Housing Authority, Revenue Bonds (continued)
Series C,
2.50%, 11/15/2028 (E)	$ 1,040,000	$ 1,048,331
2.75%, 11/15/2031 (E)	2,670,000	2,689,491

		6,847,259

Maryland - 0.3%
City of Baltimore, Tax Allocation
4.00%, 06/15/2018	150,000	157,807
5.00%, 06/15/2019	200,000	220,686
Maryland Community Development Administration Housing Revenue, Revenue Bonds
3.25%, 03/01/2036	1,220,000	1,271,094
Maryland Economic Development Corp., Revenue Bonds
5.75%, 09/01/2025	495,000	491,862
AGM,
5.00%, 06/01/2029	200,000	252,596
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds
5.00%, 07/01/2021	35,000	41,875
Montgomery County Revenue Authority, Revenue Bonds
Series A,
4.00%, 11/01/2020	380,000	426,075
State of Maryland, General Obligation Unlimited
Series 1,
5.00%, 08/01/2018	1,050,000	1,097,428

		3,959,423

Massachusetts - 0.5%
City of Quincy, General Obligation Limited
AGC,
4.13%, 08/01/2019	90,000	90,018
Commonwealth of Massachusetts, General Obligation Limited
Series D,
5.00%, 08/01/2018 - 08/01/2022	175,000	175,044
Series E, AMBAC,
5.00%, 11/01/2024	165,000	166,922
Massachusetts Development Finance Agency, Revenue Bonds
1.05%, 11/01/2017	120,000	120,070
4.00%, 07/01/2036	300,000	341,301
5.00%, 12/01/2029 - 12/01/2030	1,750,000	2,205,352
Series I,
5.00%, 07/01/2025 - 07/01/2026	1,250,000	1,572,305
Massachusetts Housing Finance Agency, Revenue Bonds
Series 178,
3.70%, 12/01/2033	1,205,000	1,308,052
Series E,
2.45%, 06/01/2022	100,000	104,720
2.50%, 12/01/2022	245,000	257,632
2.65%, 06/01/2023	115,000	121,586
2.85%, 12/01/2024	365,000	390,357

		6,853,359

Michigan - 3.4%
Allendale Public School District, General Obligation Unlimited
5.00%, 11/01/2026	225,000	286,146
Armada Area Schools, General Obligation Unlimited
5.00%, 05/01/2021	765,000	898,714

The notes are an integral part of this report. Transamerica Funds	Page 15	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Charles Stewart Mott Community College, General Obligation Unlimited
4.00%, 05/01/2017	$ 1,230,000	$ 1,259,741
BAM,
3.00%, 05/01/2027 - 05/01/2028	2,385,000	2,525,312
Chippewa Valley Schools, General Obligation Unlimited
Series A,
5.00%, 05/01/2026	200,000	252,394
City of Detroit Sewage Disposal System Revenue, Revenue Bonds
Series A, AGM,
5.25%, 07/01/2023 - 07/01/2024	80,000	99,663
Series A, NATL,
5.25%, 07/01/2019	60,000	62,063
Series B, NATL,
4.50%, 07/01/2022	50,000	50,155
City of Detroit Water Supply System Revenue, Revenue Bonds
Series C, AGM,
5.00%, 07/01/2026 - 07/01/2033	165,000	165,645
Series C, BHAC, FGIC,
4.25%, 07/01/2018	100,000	106,508
Series D, AGM,
5.00%, 07/01/2025	100,000	100,404
City of Romulus, General Obligation Limited
BAM,
5.00%, 11/01/2025	245,000	306,147
Decatur Public School District, General Obligation Unlimited
3.00%, 05/01/2022	660,000	726,271
Detroit City School District, General Obligation Unlimited
Series A, AGM,
5.25%, 05/01/2027	95,000	119,845
Detroit Wayne County Stadium Authority, Revenue Bonds
AGM,
5.00%, 10/01/2019 - 10/01/2026	3,980,000	4,515,731
Edwardsburg Public Schools, General Obligation Unlimited
4.00%, 05/01/2017	100,000	102,484
Fitzgerald Public School District, General Obligation Unlimited
BAM,
4.00%, 05/01/2023 - 05/01/2025	5,450,000	6,345,314
Forest Hills Public Schools, General Obligation Unlimited
Series I,
3.00%, 05/01/2023 - 05/01/2024	550,000	608,420
Fraser Public School District, General Obligation Unlimited
5.00%, 05/01/2021	675,000	792,983
Lincoln Consolidated School District, General Obligation Unlimited
Series A, AGM,
5.00%, 05/01/2017	890,000	918,088
Marshall Public Schools, General Obligation Unlimited
4.00%, 05/01/2017	100,000	102,589
Michigan Finance Authority, Revenue Bonds
Series D2, AGM,
5.00%, 07/01/2026	250,000	304,595

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Michigan Municipal Bond Authority, Revenue Bonds
5.00%, 10/01/2019	$ 25,000	$ 28,388
Michigan State Building Authority, Revenue Bonds
Series I,
5.00%, 10/15/2016	70,000	70,671
Michigan State Hospital Finance Authority, Revenue Bonds
5.00%, 11/15/2020	25,000	28,366
Series A,
6.00%, 12/01/2017	120,000	128,585
Michigan State Housing Development Authority, Revenue Bonds
Series A,
1.25%, 04/01/2017	150,000	150,255
Series D,
1.35%, 10/01/2016	50,000	50,060
Michigan Strategic Fund, Revenue Bonds
5.50% (A), 08/01/2029 (F)	200,000	200,050
North Branch Area Schools, General Obligation Unlimited
4.00%, 05/01/2017	200,000	205,178
Portage Public Schools, General Obligation Unlimited
AGM,
4.50%, 05/01/2017	100,000	102,966
Royal Oak School District, General Obligation Unlimited
5.00%, 05/01/2017	185,000	191,198
Saranac Community Schools, General Obligation Unlimited
Series A,
4.00%, 05/01/2025	130,000	154,501
Southgate Community School District, General Obligation Unlimited
5.00%, 05/01/2032 - 05/01/2035	2,500,000	3,049,170
Stockbridge Community Schools, General Obligation Unlimited
Series A,
5.00%, 05/01/2031 - 05/01/2036	5,855,000	7,139,335
Sturgis Public School District, General Obligation Unlimited
Series A,
5.00%, 05/01/2026	45,000	56,203
Township of Hartland, General Obligation Limited
3.00%, 04/01/2020	30,000	32,443
Warren Consolidated Schools, General Obligation Unlimited
Series B, BAM,
5.00%, 05/01/2023 - 05/01/2025	9,610,000	11,666,908
Wayne County Airport Authority, Revenue Bonds
Series B,
4.00%, 12/01/2021	40,000	44,744
5.00%, 12/01/2019 - 12/01/2022	180,000	205,365
Western Illinois University, Revenue Bonds
4.00%, 11/15/2018	50,000	53,663

		44,207,261

Minnesota - 1.3%
City of Cologne, Revenue Bonds
Series A,
4.00%, 07/01/2023	260,000	280,015

The notes are an integral part of this report. Transamerica Funds	Page 16	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
City of Deephaven, Revenue Bonds
Series A,
4.40%, 07/01/2025	$ 165,000	$ 175,667
City of Minneapolis, Tax Allocation
3.50%, 03/01/2022	805,000	826,389
City of Rochester, Revenue Bonds
Series C,
4.50% (A), 11/15/2038	50,000	58,334
City of St. Cloud, Revenue Bonds
Series A,
3.00%, 04/01/2021 (F)	250,000	251,153
3.75%, 04/01/2026 (F)	500,000	507,665
City of Stillwater, Tax Allocation
3.00%, 02/01/2021 - 02/01/2027 (F)	2,655,000	2,722,894
4.00%, 02/01/2030 (F)	750,000	799,552
Dakota County Community Development Agency, Revenue Bonds
Series A,
5.00%, 09/01/2029 (C) (F)	705,000	769,458
Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds
Series A,
4.00%, 07/01/2019	100,000	108,739
5.00%, 12/01/2030	350,000	391,968
Series B,
4.25%, 04/01/2025 (C) (F)	200,000	207,762
Mahtomedi Independent School District No. 832, General Obligation Unlimited
Series A,
5.00%, 02/01/2018	780,000	831,784
Minnesota Housing Finance Agency, Revenue Bonds
Series B,
3.20%, 07/01/2025	510,000	530,538
3.35%, 07/01/2026	40,000	41,417
Series C, GNMA, FNMA, FHLMC,
2.80%, 07/01/2024	375,000	400,567
2.95%, 07/01/2025	280,000	300,300
3.10%, 07/01/2026	370,000	397,395
Series F,
2.80%, 07/01/2025	910,000	957,793
2.90%, 01/01/2026	950,000	1,012,329
2.95%, 07/01/2026	1,695,000	1,795,378
Northern Municipal Power Agency, Revenue Bonds
5.00%, 01/01/2028 - 01/01/2029	965,000	1,212,387
Northland Independent School District No. 118, General Obligation Unlimited
Series A,
3.00%, 02/01/2027 - 02/01/2028	660,000	696,444
Sartell-St Stephen Independent School District No. 748, General Obligation Unlimited
Series B,
Zero Coupon, 02/01/2028	1,525,000	1,135,637

		16,411,565

Mississippi - 0.2%
City of Jackson, General Obligation Unlimited
Series A, BAM,
5.00%, 05/01/2026	270,000	332,726
Mississippi Development Bank, Revenue Bonds
AGM,
3.00%, 10/01/2022	130,000	140,059

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Mississippi (continued)
Mississippi Development Bank, Revenue Bonds (continued)
AGM,
4.00%, 07/01/2018	$ 25,000	$ 26,395
5.00%, 12/01/2019	510,000	576,428
5.25%, 04/01/2017	150,000	154,485
Series A,
5.00%, 03/01/2022	750,000	850,567
5.25%, 01/01/2025	85,000	106,763
Mississippi Home Corp., Revenue Bonds
Series B-1, GNMA, FNMA, FHLMC,
4.25%, 12/01/2018	10,000	10,459

		2,197,882

Missouri - 1.1%
City of Blue Springs, Tax Allocation
Series A,
4.00%, 06/01/2026	1,375,000	1,433,520
City of Sikeston Electric System Revenue, Revenue Bonds
5.00%, 06/01/2018	1,000,000	1,065,390
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds
4.25%, 08/01/2035	1,100,000	1,161,886
Industrial Development Authority of the City of St. Louis, Tax Allocation
3.75%, 11/01/2027	650,000	667,979
Kansas City Planned Industrial Expansion Authority, Revenue Bonds
1.50%, 12/01/2018	5,500,000	5,533,165
Missouri Housing Development Commission, Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
1.45%, 05/01/2019	35,000	35,516
Series A2, GNMA, FNMA, FHLMC,
3.00%, 11/01/2029	1,800,000	1,876,428
Series B, GNMA, FNMA, FHLMC,
2.50%, 05/01/2029	715,000	710,095
2.55%, 11/01/2029	720,000	717,300
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds
Series A,
4.00%, 12/01/2032	500,000	564,580
St. Louis County Industrial Development Authority, Special Assessment
2.00%, 03/01/2019 (B)	300,000	303,297
2.38%, 03/01/2020 (B)	300,000	305,232

		14,374,388

Montana - 0.2%
Montana Board of Housing, Revenue Bonds
Series A-1,
3.15%, 12/01/2036	500,000	510,560
Series A-3,
3.38%, 12/01/2025	90,000	97,871
Montana Facility Finance Authority, Revenue Bonds
Series C,
3.00%, 06/01/2022	300,000	329,475
5.00%, 06/01/2024 - 06/01/2025	1,510,000	1,894,006
Plentywood K-12 School District No. 20, General Obligation Unlimited
4.00%, 07/01/2032	220,000	262,476

		3,094,388

The notes are an integral part of this report. Transamerica Funds	Page 17	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Nebraska - 0.2%
Loup River Public Power District, Revenue Bonds
2.00%, 12/01/2025 - 12/01/2026	$ 2,845,000	$ 2,898,372
Nebraska Public Power District, Revenue Bonds
Series A,
5.00%, 01/01/2017	50,000	50,963
Thurston County School District No. 16, General Obligation Limited
3.80%, 06/15/2028	100,000	108,640
3.88%, 06/15/2029	100,000	108,728

		3,166,703

Nevada - 0.2%
City of Las Vegas, Revenue Bonds
2.75%, 06/15/2021 (B)	1,500,000	1,499,295
Clark County School District, General Obligation Limited
Series A, NATL,
5.00%, 06/15/2025	100,000	106,725
County of Clark, Revenue Bonds
5.00%, 07/01/2024	25,000	28,096
County of Washoe, Revenue Bonds
Series B,
3.00% (A), 03/01/2036	1,000,000	1,085,070
Nevada System of Higher Education, Revenue Bonds
Series A,
5.00%, 07/01/2021 - 07/01/2024	145,000	173,453

		2,892,639

New Hampshire - 0.0% (D)
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds
5.00%, 08/01/2035	30,000	30,098
New Hampshire Municipal Bond Bank, Revenue Bonds
Series A,
4.00%, 08/15/2016	200,000	200,322
Series E,
4.00%, 01/15/2017	75,000	76,147
New Hampshire State Turnpike System, Revenue Bonds
Series B,
5.00%, 02/01/2022	30,000	36,054

		342,621

New Jersey - 7.1%
Borough of Collingswood, General Obligation Unlimited
Series A,
4.00%, 06/01/2021	1,060,000	1,189,458
Borough of Glassboro, General Obligation Unlimited
2.00%, 09/01/2016	135,000	135,161
Borough of Runnemede, General Obligation Unlimited
3.00%, 11/15/2023	105,000	115,701
Borough of South River, General Obligation Unlimited
4.00%, 12/01/2020	235,000	264,095
Bound Brook Board of Education, General Obligation Unlimited
3.00%, 01/15/2017	125,000	126,413

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Burlington County Bridge Commission, Revenue Bonds
5.00%, 10/01/2017	$ 230,000	$ 241,691
Camden County Improvement Authority, Revenue Bonds
4.00%, 01/15/2019 - 01/15/2020	1,920,000	2,097,436
5.00%, 01/15/2026	475,000	584,269
Series A,
3.50%, 09/01/2018	50,000	52,748
4.00%, 12/01/2018 - 12/15/2025	1,615,000	1,854,064
5.00%, 01/15/2029	525,000	652,039
Carlstadt School District, General Obligation Unlimited
3.00%, 05/01/2017	125,000	127,153
Casino Reinvestment Development Authority, Revenue Bonds
AGM,
5.00%, 11/01/2026	575,000	669,329
City of Atlantic City, General Obligation Unlimited
AGM,
4.00%, 08/01/2016	250,000	250,025
City of Bayonne, General Obligation Unlimited
AGM,
5.00%, 08/01/2023 - 08/01/2024	370,000	448,535
Series A, BAM,
5.00%, 11/15/2018	260,000	283,156
City of Jersey City, General Obligation Unlimited
BAM,
5.00%, 12/01/2018	1,555,000	1,705,819
City of Newark, General Obligation Unlimited
Series A,
5.00%, 10/01/2020	335,000	369,934
City of Paterson, General Obligation Unlimited
BAM,
5.00%, 01/15/2024	1,590,000	1,844,018
City of Trenton, General Obligation Unlimited
AGC,
5.00%, 07/15/2020	705,000	795,931
AGM,
4.00%, 04/15/2020	110,000	119,566
BAM,
5.00%, 07/15/2022 - 12/01/2026	7,015,000	8,228,856
County of Union, General Obligation Unlimited
4.00%, 03/01/2017	85,000	86,742
Essex County Improvement Authority, Revenue Bonds
Series A,
5.00%, 12/01/2035 (F)	535,000	577,190
Freehold Regional High School District, General Obligation Unlimited
NATL,
5.00%, 03/01/2019	25,000	27,674
Garden State Preservation Trust, Revenue Bonds
Series A, AGM,
5.75%, 11/01/2028	4,920,000	6,432,654
Series C, AGM,
5.13%, 11/01/2017 - 11/01/2019	655,000	721,964

The notes are an integral part of this report. Transamerica Funds	Page 18	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Gloucester County Improvement Authority, Revenue Bonds
Series A,
2.13% (A), 12/01/2029	$ 60,000	$ 61,056
4.00%, 12/01/2018	1,350,000	1,448,199
Greater Egg Harbor Regional High School District, General Obligation Unlimited
AGM,
4.00%, 02/01/2028 - 02/01/2033	2,625,000	2,961,370
5.00%, 02/01/2023 - 02/01/2024	4,005,000	4,843,099
Hoboken Municipal Hospital Authority, Revenue Bonds
Series A, AGM,
4.55%, 07/01/2024	115,000	119,257
Lacey Township Board of Education, General Obligation Unlimited
BAM,
5.00%, 04/01/2025	1,175,000	1,453,569
Little Egg Harbor Board of Education, General Obligation Unlimited
AGM,
4.00%, 01/15/2021	225,000	252,455
Matawan-Aberdeen Regional School District, General Obligation Unlimited
5.00%, 09/15/2019	25,000	28,096
New Brunswick Parking Authority, Revenue Bonds
BAM,
5.00%, 09/01/2019	320,000	358,141
Series A, BAM,
4.00%, 09/01/2022	45,000	51,654
5.00%, 09/01/2023	125,000	153,091
New Jersey Building Authority, Revenue Bonds
Series A, BAM,
5.00%, 06/15/2028 - 06/15/2029	2,000,000	2,397,410
New Jersey Economic Development Authority, Revenue Bonds
5.25%, 09/01/2022	25,000	29,087
Series A, BAM,
5.00%, 06/15/2021 - 06/15/2023	6,845,000	7,847,037
Series EE,
5.00%, 09/01/2016	100,000	100,406
Series K, AMBAC,
5.50%, 12/15/2019	450,000	501,075
Series PP, AGM-CR,
5.00%, 06/15/2025	15,175,000	18,000,130
Series UU, AGM-CR,
5.00%, 06/15/2025	1,380,000	1,654,537
New Jersey Educational Facilities Authority, Revenue Bonds
Series A, AGC-ICC,
4.00%, 07/01/2018	75,000	79,806
Series D, AGM,
5.00%, 07/01/2024	2,485,000	3,069,671
Series D, NATL,
5.00%, 07/01/2017	60,000	62,344
Series F, AGC,
4.00%, 07/01/2020	785,000	871,829
Series H, AGM,
5.00%, 07/01/2026	910,000	1,132,076
New Jersey Health Care Facilities Financing Authority, Revenue Bonds
4.00%, 11/15/2018	50,000	53,627
Series A, AGM,
5.00%, 07/01/2024 - 07/01/2030	1,355,000	1,658,044

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series F, FHLMC,
3.35%, 12/01/2030	$ 1,290,000	$ 1,380,790
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series A, AGM-CR,
5.50%, 12/15/2021 - 12/15/2022	4,030,000	4,816,985
Series B, AGC-ICC, MBIA,
5.50%, 12/15/2021	65,000	76,345
Series B, NATL,
5.50%, 12/15/2016	700,000	712,768
Series C, AGM,
5.50%, 12/15/2017	125,000	132,330
Newark Housing Authority, Revenue Bonds
AGM,
4.00%, 12/01/2029 - 12/01/2031	935,000	1,027,244
Passaic County Improvement Authority, Revenue Bonds
5.00%, 05/01/2019 - 05/01/2020	500,000	566,976
Paulsboro School District, General Obligation Unlimited
AGM,
3.00%, 04/01/2021	95,000	104,153
Pitman School District, General Obligation Unlimited
AGM,
4.00%, 08/01/2024	720,000	860,904
River Edge School District, General Obligation Unlimited
3.00%, 02/01/2020	25,000	26,836
South Jersey Transportation Authority LLC, Revenue Bonds
AGC,
4.00%, 11/01/2016	100,000	100,821
State of New Jersey, General Obligation Unlimited
5.00%, 08/01/2016	50,000	50,013
Tobacco Settlement Financing Corp., Revenue Bonds
Series 1A,
4.50%, 06/01/2023	30,000	30,600
Town of Kearny, General Obligation Unlimited
Series A, AGM,
5.00%, 02/01/2023	735,000	880,398
Township of Cherry Hill, General Obligation Unlimited
3.00%, 08/15/2016	100,000	100,111
Township of Lakewood, General Obligation Unlimited
BAM,
4.00%, 11/01/2019	145,000	159,272
Township of Little Falls, General Obligation Unlimited
4.00%, 08/01/2019	90,000	98,035
Township of West Deptford, General Obligation Unlimited
BAM,
2.00%, 09/01/2016	75,000	75,101
5.00%, 09/01/2022 - 09/01/2023	1,765,000	2,153,501

		92,541,870

The notes are an integral part of this report. Transamerica Funds	Page 19	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Mexico - 0.4%
City of Farmington, Revenue Bonds
Series A,
1.88% (A), 04/01/2029	$ 2,000,000	$ 2,054,520
Series B,
1.88% (A), 04/01/2029	575,000	590,674
Series E,
1.88% (A), 04/01/2029	800,000	821,808
City of Hobbs, Revenue Bonds
Series A,
4.50%, 12/01/2034	260,000	277,558
Las Cruces School District No. 2, General Obligation Unlimited
Series A,
4.00%, 08/01/2027	740,000	867,191
New Mexico Educational Assistance Foundation, Revenue Bonds
Series A-1,
4.00%, 12/01/2020	25,000	28,186

		4,639,937

New York - 4.7%
Albany Capital Resource Corp., Revenue Bonds
Series A,
5.00%, 12/01/2027	250,000	300,840
City of New York, General Obligation Unlimited
Series A-1,
4.00%, 08/01/2016	75,000	75,015
Series A1, AGM-CR,
5.00%, 08/01/2016	100,000	100,026
Series F-1,
5.00%, 03/01/2017	175,000	179,681
City of Niagara Falls, General Obligation Limited
BAM,
2.00%, 05/15/2021 - 05/15/2024	1,995,000	2,027,917
2.13%, 05/15/2025	350,000	352,649
2.25%, 05/15/2026	300,000	304,320
5.00%, 05/15/2021 - 05/15/2029	7,090,000	8,624,597
City of Yonkers, General Obligation Limited
Series E, AGM,
5.00%, 09/01/2024	2,630,000	3,259,333
County of Chautauqua, General Obligation Limited
AGM,
4.00%, 06/01/2019	25,000	27,335
County of Monroe, General Obligation Limited
AGM,
5.00%, 06/01/2020	1,455,000	1,677,688
County of Nassau, General Obligation Limited
Series A, AGM-CR,
5.00%, 01/01/2026	11,030,000	14,109,245
County of Nassau, General Obligation Unlimited
Series C,
5.00%, 10/01/2016	150,000	151,168
Series C, AGM,
5.00%, 07/01/2017	120,000	124,882
County of Orange, General Obligation Unlimited
Series B,
4.00%, 07/01/2018	75,000	77,412

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
County of Rockland, General Obligation Limited
Series A, AGM,
5.00%, 03/01/2017	$ 125,000	$ 128,015
Housing Development Corp., Revenue Bonds
Series C1A,
2.20%, 05/01/2025	600,000	607,830
2.25%, 11/01/2025	775,000	782,719
2.35%, 05/01/2026	500,000	504,840
2.40%, 11/01/2026	725,000	732,264
2.50%, 05/01/2027	920,000	930,571
2.55%, 11/01/2027	350,000	354,280
Metropolitan Transportation Authority, Revenue Bonds
Series A,
5.00%, 11/15/2016 - 11/15/2025	225,000	238,424
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds
Series S-3,
5.00%, 01/15/2017	75,000	76,558
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
Series C1,
3.00%, 08/01/2016	45,000	45,007
New York Local Government Assistance Corp., Revenue Bonds
Series C, AGM-CR,
5.50%, 04/01/2017	180,000	185,436
New York State Bridge Authority, Revenue Bonds
5.00%, 01/01/2017	175,000	178,414
New York State Dormitory Authority, Revenue Bonds
5.00%, 07/01/2033	360,000	447,955
Series A,
5.00%, 07/01/2017 - 03/15/2031	5,130,000	6,352,924
Series A, NATL,
5.50%, 05/15/2024	55,000	72,071
Series D,
5.00%, 03/15/2023	50,000	50,293
New York State Environmental Facilities Corp., Revenue Bonds
5.00%, 09/15/2018	50,000	52,530
New York State Housing Finance Agency, Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
3.35%, 11/01/2036	5,540,000	5,675,287
Series E,
3.45%, 11/01/2030	1,000,000	1,068,900
Niagara Falls City School District, Certificate of Participation
AGM,
5.00%, 06/15/2024 - 06/15/2025	740,000	918,219
Niagara Falls City School District, General Obligation Unlimited
BAM-TCRS,
5.00%, 06/15/2023	2,125,000	2,624,779
Niagara Tobacco Asset Securitization Corp., Revenue Bonds
4.00%, 05/15/2029	240,000	240,276
North East Joint Fire District, General Obligation Limited
Series A, BAM,
3.50%, 12/15/2019	60,000	65,477

The notes are an integral part of this report. Transamerica Funds	Page 20	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
St. Lawrence County Industrial Development Agency, Revenue Bonds
Series A,
5.00%, 07/01/2028 - 07/01/2031	$ 720,000	$ 908,877
State of New York Mortgage Agency, Revenue Bonds
Series 190,
3.45%, 10/01/2030	210,000	224,299
Suffolk County, General Obligation Limited
Series B, AGM,
5.00%, 10/01/2020	620,000	717,638
Town of Oyster Bay, General Obligation Limited
AGM,
3.25%, 08/01/2022	815,000	873,900
Series A, AGM,
3.00%, 03/01/2019	200,000	207,936
Series B, AGM,
3.00%, 11/01/2017	35,000	35,772
Series B, BAM,
5.00%, 08/15/2023	720,000	853,877
Town of Oyster Bay, General Obligation Unlimited
2.25%, 03/01/2017	100,000	99,820
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A,
5.00%, 11/15/2026	1,455,000	1,796,663
Series B,
5.00%, 11/15/2016	50,000	50,701
Village of Kiryas Joel, General Obligation Limited
Series B, MAC,
2.00%, 03/01/2017	145,000	146,106
Westchester County Local Development Corp., Revenue Bonds
5.00%, 11/01/2025 - 11/01/2026	1,500,000	1,878,810

		61,519,576

North Carolina - 0.2%
City of Charlotte, Certificate of Participation
Series A,
5.00%, 12/01/2021	25,000	30,047
County of Iredell, Certificate of Participation
AGM,
5.25%, 06/01/2017	70,000	72,642
County of Mecklenburg, Certificate of Participation
Series B,
5.00%, 02/01/2018	30,000	31,963
North Carolina Medical Care Commission, Revenue Bonds
5.00%, 11/01/2039	35,000	35,380
AGC,
3.50%, 02/15/2019	130,000	139,079
Series A,
5.00%, 07/01/2017	190,000	197,209
North Carolina Municipal Power Agency No. 1, Revenue Bonds
Series A,
5.25%, 01/01/2017	45,000	45,902

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Carolina (continued)
Onslow County Hospital Authority, Revenue Bonds
NATL, FHA,
5.13%, 04/01/2019	$ 70,000	$ 70,559
University of North Carolina at Wilmington, Revenue Bonds
4.00%, 06/01/2029 - 06/01/2033	1,425,000	1,630,088
Western Carolina University, Revenue Bonds
AGM,
5.00%, 06/01/2027	540,000	684,628
Winston-Salem State University, Revenue Bonds
5.00%, 06/01/2023	150,000	175,992

		3,113,489

North Dakota - 2.0%
City of Grand Forks, Revenue Bonds
Series D,
5.00%, 12/15/2027	400,000	502,628
City of Mandan, Revenue Bonds
Series A,
4.00%, 09/01/2034	1,060,000	1,142,722
County of Burleigh Multi-County Sales Tax Revenue, Revenue Bonds
Series A, AGM,
3.00%, 11/01/2024 - 11/01/2026	4,820,000	5,147,214
5.00%, 11/01/2021	1,755,000	2,074,621
Grand Forks Park District, Revenue Bonds
3.00%, 12/01/2020	820,000	887,937
Jamestown Park District, Revenue Bonds
2.90%, 07/01/2035	1,350,000	1,351,633
3.00%, 07/01/2035	4,170,000	4,150,818
4.00%, 07/01/2026 - 07/01/2033	6,730,000	7,462,789
North Dakota Housing Finance Agency, Revenue Bonds
2.25%, 01/01/2021	100,000	103,938
2.55%, 01/01/2022	185,000	194,781
2.80%, 07/01/2023	155,000	165,621
Series D,
2.80%, 01/01/2025	1,010,000	1,073,145
2.85%, 07/01/2025	1,200,000	1,279,944

		25,537,791

Ohio - 2.0%
American Municipal Power, Inc., Revenue Bonds
Series C,
5.25%, 02/15/2019	45,000	50,058
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2,
5.13%, 06/01/2024	1,530,000	1,506,346
5.38%, 06/01/2024	380,000	374,604
Butler County Port Authority, Revenue Bonds
Series A,
5.00%, 12/01/2024	545,000	662,709
City of Lorain, General Obligation Limited
BAM,
3.00%, 12/01/2024	45,000	48,683
City of Marysville Wastewater Treatment System Revenue, Revenue Bonds
BAM,
4.00%, 12/01/2017	50,000	52,169
5.00%, 12/01/2023	635,000	788,264

The notes are an integral part of this report. Transamerica Funds	Page 21	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Cleveland-Cuyahoga County Port Authority, Revenue Bonds
Series C,
3.00%, 05/15/2018 - 05/15/2025	$ 1,530,000	$ 1,592,277
Cleveland-Cuyahoga County Port Authority, Tax Allocation
Series C,
3.00%, 05/15/2017 - 05/15/2023	2,685,000	2,796,476
County of Allen, Revenue Bonds
Series B,
4.13%, 09/01/2020	60,000	66,998
County of Lucas, Revenue Bonds
Series D,
5.00%, 11/15/2018	25,000	27,459
County of Montgomery, Revenue Bonds
Series A,
5.00%, 05/01/2032	50,000	50,010
County of Scioto, Revenue Bonds
3.50%, 02/15/2038	2,320,000	2,386,468
County of Warren, Revenue Bonds
5.00%, 07/01/2022 - 07/01/2023	425,000	514,325
Dayton-Montgomery County Port Authority, Revenue Bonds
Series 1,
6.13%, 01/15/2025 (C) (F)	730,000	758,017
Hamilton City School District, General Obligation Unlimited
AGM,
5.00%, 12/01/2024	50,000	51,888
Jackson Milton Local School District, Certificate of Participation
BAM,
4.00%, 06/01/2026 - 06/01/2028	1,200,000	1,363,052
Ohio Air Quality Development Authority, Revenue Bonds
Series A,
3.75% (A), 12/01/2023	2,500,000	2,531,250
Ohio Higher Educational Facility Commission, Revenue Bonds
5.00%, 01/01/2019	35,000	38,635
Series C,
5.00%, 05/01/2020 - 05/01/2021	805,000	921,046
Ohio Housing Finance Agency, Revenue Bonds
Series 1, GNMA, FNMA, FHLMC,
5.00%, 11/01/2018	210,000	229,078
Ohio Water Development Authority, Revenue Bonds
Series C,
4.00% (A), 06/01/2033	1,250,000	1,273,425
Pinnacle Community Infrastructure Financing Authority, Revenue Bonds
Series A, AGM,
4.00%, 12/01/2031	1,800,000	1,984,158
4.25%, 12/01/2036	1,265,000	1,383,202
State of Ohio, Revenue Bonds
Series A,
5.00%, 01/15/2019	200,000	218,978
State of Ohio Department of Administration, Certificate of Participation
Series A,
5.00%, 09/01/2016	200,000	200,812
Summit County Development Finance Authority, Revenue Bonds
4.00%, 12/01/2028 - 12/01/2036	1,985,000	2,194,640
Series B,
3.00%, 05/15/2024 - 05/15/2025	350,000	352,973

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Summit County Development Finance Authority, Revenue Bonds (continued)
Series C,
3.00%, 05/15/2023 - 11/15/2023	$ 315,000	$ 321,082
4.00%, 05/15/2024 - 11/15/2025	960,000	1,032,810
Toledo-Lucas County Port Authority, Revenue Bonds
Series A,
5.00%, 07/01/2020	115,000	126,761

		25,898,653

Oklahoma - 1.5%
City of Tulsa, General Obligation Unlimited
5.00%, 10/01/2016	55,000	55,437
Cleveland County Educational Facilities Authority, Revenue Bonds
5.00%, 06/01/2017 - 06/01/2023	720,000	753,358
Edmond Public Works Authority, Revenue Bonds
4.00%, 07/01/2031 - 07/01/2036	2,700,000	3,032,612
Garfield County Educational Facilities Authority, Revenue Bonds
Series A,
5.00%, 09/01/2027 - 09/01/2028	4,905,000	6,120,064
Garvin County Educational Facilities Authority, Revenue Bonds
5.00%, 12/01/2024 - 12/01/2026	1,380,000	1,698,651
Grady County School Finance Authority, Revenue Bonds
3.00%, 12/01/2020 - 12/01/2030	1,535,000	1,531,010
4.00%, 12/01/2023	875,000	981,068
5.00%, 09/01/2022 - 12/01/2027	3,750,000	4,519,474
Grand River Dam Authority, Revenue Bonds
Series A,
4.00%, 06/01/2024	485,000	572,155
Marshall County Justice Authority, Revenue Bonds
2.00%, 03/01/2017	205,000	205,599
Oklahoma Development Finance Authority, Revenue Bonds
4.00%, 07/01/2017	270,000	275,905
5.00%, 06/01/2020	25,000	28,845
Series A,
5.00%, 02/01/2020	50,000	57,158

		19,831,336

Oregon - 0.4%
County of Gilliam, Revenue Bonds
1.50%, 10/01/2018 (F)	100,000	101,320
County of Jackson Airport Revenue, Revenue Bonds
AGM,
5.00%, 12/01/2030 - 12/01/2033	1,230,000	1,552,501
Klamath Falls Intercommunity Hospital Authority, Revenue Bonds
3.00%, 09/01/2035	1,000,000	982,820
5.00%, 09/01/2030	200,000	247,760
Oregon State Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2021	790,000	921,306
5.50%, 06/15/2035 (B) (C)	750,000	782,587
State of Oregon Housing & Community Services Department, Revenue Bonds
Series A,
5.00%, 07/01/2019	75,000	83,964
Series B,
5.00%, 07/01/2019	45,000	50,047

		4,722,305

The notes are an integral part of this report. Transamerica Funds	Page 22	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania - 5.8%
Abington School District, General Obligation Limited
4.00%, 09/15/2016	$ 50,000	$ 50,223
Allegheny County Hospital Development Authority, Revenue Bonds
Series B,
5.00%, 06/15/2018	65,000	70,285
Allegheny Valley Joint School District, General Obligation Limited
BAM,
5.00%, 11/01/2023	40,000	49,357
Allentown City School District, General Obligation Limited
AGM,
4.00%, 02/15/2023	6,080,000	6,925,971
Beaver County Industrial Development Authority, Revenue Bonds
Series B,
3.50% (A), 12/01/2035	840,000	843,570
Bentworth School District, General Obligation Unlimited
BAM,
3.00%, 03/15/2018	100,000	103,405
Berks County Municipal Authority, Revenue Bonds
Series A3,
4.75%, 11/01/2018	100,000	108,905
Borough of Highspire, General Obligation Unlimited
MAC,
2.00%, 08/15/2024	60,000	60,374
2.13%, 08/15/2025	55,000	55,316
Borough of Lewistown, General Obligation Unlimited
BAM,
3.00%, 12/15/2017 - 12/15/2018	505,000	525,670
Borough of Mechanicsburg, General Obligation Unlimited
BAM,
2.00%, 12/01/2017	80,000	81,288
Bristol Township School District, General Obligation Limited
BAM-TCRS,
5.00%, 06/01/2027	940,000	1,129,429
California Area School District, General Obligation Limited
BAM,
2.50%, 09/15/2026	860,000	865,685
2.63%, 09/15/2027	270,000	272,095
Carbon County Area Vocational Technical School Authority, Revenue Bonds
AGM,
4.00%, 03/01/2024 - 03/01/2026	900,000	1,032,258
5.00%, 03/01/2023	665,000	793,252
Carroll Township Authority, Revenue Bonds
BAM,
1.00%, 08/01/2017	180,000	180,194
2.00%, 08/01/2018	185,000	188,460

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Central Bradford Progress Authority, Revenue Bonds
5.25%, 12/01/2019	$ 95,000	$ 108,589
Chartiers Valley School District, General Obligation Unlimited
Series A,
3.00%, 10/15/2016	125,000	125,620
Cheltenham Township School District, General Obligation Limited
Series A,
5.00%, 02/15/2031 - 02/15/2034	675,000	822,201
City of Philadelphia, General Obligation Unlimited
Series A,
5.00%, 08/01/2027	1,000,000	1,224,650
City of Philadelphia Water & Wastewater Revenue, Revenue Bonds
Series C, AGM,
5.00%, 08/01/2020	335,000	388,486
City of Pittsburgh, General Obligation Unlimited
Series A,
4.00%, 09/01/2017	100,000	103,628
Commonwealth Financing Authority, Revenue Bonds
Series B-1, AGM,
5.00%, 06/01/2025	3,000,000	3,715,050
Commonwealth of Pennsylvania, General Obligation Unlimited
5.00%, 11/15/2017	100,000	105,681
County of Bedford, General Obligation Unlimited
Series A, BAM,
2.13%, 09/01/2021	115,000	119,743
3.00%, 09/01/2019	100,000	106,740
County of Cambria, General Obligation Unlimited
BAM,
4.00%, 08/01/2017 - 08/01/2018	1,275,000	1,315,438
County of Lackawanna, General Obligation Unlimited
Series B, BAM,
5.00%, 09/15/2022	740,000	884,433
County of Lancaster, General Obligation Unlimited
Series B, AGM,
2.00%, 11/01/2016	125,000	125,454
County of Lebanon, General Obligation Unlimited
Series A, BAM,
2.00%, 10/15/2019	250,000	258,290
County of Montgomery, General Obligation Unlimited
5.00%, 08/15/2016	40,000	40,082
Dallas School District, General Obligation Limited
BAM,
4.00%, 04/01/2022 - 04/01/2023	585,000	666,217
4.50%, 04/01/2024	350,000	417,774
Elizabeth Forward School District, General Obligation Unlimited
Series A, AGM,
2.00%, 09/01/2022 - 09/01/2024	580,000	581,700
2.25%, 09/01/2026	870,000	875,081
2.38%, 09/01/2027	460,000	462,760
2.50%, 09/01/2028 - 09/01/2029	940,000	942,707
2.63%, 09/01/2030	1,000,000	1,004,970
2.75%, 09/01/2031	1,000,000	1,007,570

The notes are an integral part of this report. Transamerica Funds	Page 23	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Erie County Conventional Center Authority, Revenue Bonds
5.00%, 01/15/2026	$ 1,725,000	$ 2,140,656
Fairview School District, General Obligation Limited
Series A,
4.00%, 02/01/2024 - 02/01/2029	4,430,000	5,043,581
Hempfield Area School District, General Obligation Unlimited
3.00%, 10/15/2016	150,000	150,761
Series B, XCLA,
4.00%, 03/15/2021	25,000	25,508
Indiana County Hospital Authority, Revenue Bonds
Series A,
5.50%, 06/01/2029	250,000	285,385
Laurel Highlands School District, General Obligation Unlimited
BAM,
2.00%, 11/01/2018	50,000	51,338
Lehigh County Industrial Development Authority, Revenue Bonds
0.90% (A), 09/01/2029	1,500,000	1,501,905
Ligonier Valley School District, General Obligation Unlimited
AGM,
4.13%, 03/01/2019	150,000	152,925
Mars Area School District, General Obligation Limited
BAM,
2.25%, 03/01/2028	240,000	241,224
2.38%, 03/01/2029	255,000	256,877
3.00%, 03/01/2031 - 03/01/2032	520,000	535,750
McKeesport Municipal Authority, Revenue Bonds
AGM,
1.65%, 12/15/2017	190,000	191,125
Monroeville Municipal Authority, Revenue Bonds
Series A, AGM,
2.00%, 12/01/2018	10,000	10,262
Montgomery County Industrial Development Authority, Revenue Bonds
Series A,
2.50% (A), 10/01/2030	3,000,000	3,054,960
Morrisville Boro School District, General Obligation Limited
BAM,
2.00%, 12/01/2019	75,000	77,900
Owen J. Roberts School District, General Obligation Limited
AGM,
3.10%, 09/01/2016	50,000	50,120
Penn Hills School District, General Obligation Limited
BAM,
3.00%, 10/01/2017	695,000	707,878
5.00%, 11/15/2022 - 11/15/2024	2,850,000	3,359,976
Series A, BAM,
5.00%, 11/15/2025	320,000	383,587
Penns Valley Area School District, General Obligation Limited
3.00%, 03/01/2030 - 03/01/2032 (E)	860,000	884,835
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
5.00%, 07/15/2020	50,000	56,882

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 119,
1.85%, 04/01/2022	$ 1,795,000	$ 1,823,164
2.75%, 10/01/2026	200,000	209,646
Pennsylvania Turnpike Commission, Revenue Bonds
Series A, AGM,
5.25%, 07/15/2022	75,000	91,243
Series B,
5.00%, 12/01/2016	100,000	101,509
Philadelphia Gas Works Co., Revenue Bonds
5.00%, 08/01/2023 - 08/01/2024	590,000	724,579
Pittsburgh School District, General Obligation Limited
AGM,
4.00%, 09/01/2025	40,000	46,090
Pocono Mountain School District, General Obligation Unlimited
Series A, AGM,
5.00%, 09/01/2019	65,000	66,718
Reading Area Water Authority, Revenue Bonds
AGM,
4.00%, 12/01/2025	445,000	503,611
Reading School District, General Obligation Unlimited
Series A, AGM,
5.00%, 02/01/2026 - 02/01/2027	3,265,000	3,936,872
Saxonburg Area Authority, Revenue Bonds
AGM,
3.00%, 03/01/2018	140,000	144,425
School District of Philadelphia, General Obligation Unlimited
Series A, AGM-CR, FGIC,
5.00%, 06/01/2027	25,000	29,947
Series C,
5.00%, 09/01/2017	150,000	155,778
Southern Lehigh School District, General Obligation Limited
5.00%, 09/01/2016	130,000	130,525
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Revenue Bonds
AGM,
5.00%, 02/01/2025	260,000	307,549
Spring-Ford Area School District, General Obligation Limited
4.00%, 06/01/2017	65,000	66,775
St. Clair Area School District, General Obligation Limited
MAC,
4.00%, 10/01/2021	115,000	128,585
State Public School Building Authority, Revenue Bonds
5.00%, 05/01/2018 - 09/15/2022	590,000	685,974
5.25%, 03/01/2020	170,000	193,664
AGM,
2.00%, 02/15/2017	185,000	186,117
4.00%, 10/01/2017 - 10/01/2018	1,475,000	1,561,900
4.75%, 05/01/2017	100,000	103,051
5.00%, 10/01/2020 - 10/01/2023	460,000	544,653
BAM-TCRS,
5.00%, 10/01/2019 - 06/15/2026	1,760,000	2,110,664
Series A, AGM,
5.00%, 10/01/2017 - 10/15/2023	3,050,000	3,610,076
Series A, BAM,
5.00%, 06/15/2023	430,000	509,554

The notes are an integral part of this report. Transamerica Funds	Page 24	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
State Public School Building Authority, Revenue Bonds (continued)
Series B, AGM,
5.00%, 06/01/2026 - 06/01/2033	$ 5,930,000	$ 6,018,349
Township of Neshannock, General Obligation Unlimited
AGM,
2.00%, 08/01/2017	100,000	101,390
Unity Township Municipal Authority, Revenue Bonds
Series A, AGM,
5.00%, 12/01/2022	45,000	54,554
West Mifflin Sanitary Sewer Municipal Authority, Revenue Bonds
BAM,
2.25%, 08/01/2024	120,000	122,534
2.30%, 08/01/2025	300,000	304,488
2.63%, 08/01/2028	490,000	497,257
West Mifflin School District, General Obligation Unlimited
AGM,
5.00%, 10/01/2022	765,000	894,951
York City School District, General Obligation Limited
AGM,
4.60%, 06/01/2028	1,000,000	1,080,630

		74,948,858

Puerto Rico - 0.6%
Commonwealth of Puerto Rico, General Obligation Unlimited
AGM,
5.25%, 07/01/2020	50,000	52,270
5.50%, 07/01/2018 - 07/01/2019	765,000	805,861
AGM-CR,
4.50%, 07/01/2023	30,000	30,038
5.25%, 07/01/2017	150,000	154,956
Series A, AGC,
5.00%, 07/01/2017	35,000	36,077
Series A, AGC-ICC,
5.00%, 07/01/2020	65,000	65,771
5.50%, 07/01/2029	100,000	104,839
Series A, AGC-ICC, FGIC,
5.50%, 07/01/2020	170,000	179,248
Series A, AGM,
4.00%, 07/01/2022	40,000	40,405
5.25%, 07/01/2024	285,000	300,803
Series D, AGM,
4.13%, 07/01/2020	75,000	75,085
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
5.00%, 07/01/2023	25,000	25,922
Series RR, AGC,
5.00%, 07/01/2028	200,000	199,982
Series RR, AGM,
5.00%, 07/01/2020	1,000,000	1,001,960
Series SS, AGM,
5.00%, 07/01/2019 - 07/01/2030	355,000	355,115
Series TT, AGC,
5.00%, 07/01/2018	10,000	10,153
Series TT, AGM-CR,
4.20%, 07/01/2019	100,000	100,533
5.00%, 07/01/2017	80,000	81,520
Series UU, AGC,
5.00%, 07/01/2026	575,000	579,646

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds (continued)
Series UU, AGM,
4.00%, 07/01/2023	$ 50,000	$ 48,540
5.00%, 07/01/2020 - 07/01/2024	580,000	585,815
Series V, AGM,
5.25%, 07/01/2027	80,000	82,788
Puerto Rico Highways & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	20,000	20,054
Series CC, AGM-CR,
5.50%, 07/01/2029	25,000	27,173
Series D, AGM,
5.00%, 07/01/2027	400,000	401,092
Series E, AGM,
5.50%, 07/01/2017 - 07/01/2023	255,000	270,232
Series L, AGC,
5.25%, 07/01/2017 - 07/01/2019	270,000	281,441
Series N, AGC,
5.25%, 07/01/2034	75,000	79,675
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2025	95,000	102,712
Puerto Rico Municipal Finance Agency, General Obligation Unlimited
Series A, AGM,
5.00%, 08/01/2027	50,000	51,082
5.25%, 08/01/2017 - 08/01/2020	170,000	172,690
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
5.00%, 08/01/2019 - 08/01/2030	545,000	551,809
Series C, AGC,
5.25%, 08/01/2020	90,000	93,316
Series C, AGM,
5.00%, 08/01/2016	190,000	190,044
5.25%, 08/01/2017	25,000	25,933
Puerto Rico Public Buildings Authority, Revenue Bonds
Series C, AGC-ICC, AGM-CR,
5.75%, 07/01/2017	375,000	389,100
Series L, AGM-CR,
5.50%, 07/01/2021	125,000	132,456
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds
Series A-1, AGM-CR,
Zero Coupon, 08/01/2033	325,000	117,364

		7,823,500

Rhode Island - 0.7%
Providence Redevelopment Agency, Revenue Bonds
Series A, AGM,
5.00%, 04/01/2025	715,000	866,923
Rhode Island Commerce Corp., Revenue Bonds
Series A, AGC,
5.25%, 06/15/2021	50,000	56,460
Rhode Island Depositors Economic Protection Corp., Revenue Bonds
Series A, NATL,
6.25%, 08/01/2016	125,000	125,040
Rhode Island Health & Educational Building Corp., Revenue Bonds
5.00%, 05/15/2028 - 05/15/2029 (E)	2,500,000	3,015,135
AGM,
4.00%, 05/15/2023 - 05/15/2024	1,905,000	2,165,766
Series C,
3.00%, 05/15/2017	320,000	326,157

The notes are an integral part of this report. Transamerica Funds	Page 25	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Rhode Island (continued)
Rhode Island Turnpike & Bridge Authority, Revenue Bonds
Series A,
5.00%, 10/01/2024	$ 300,000	$ 375,231
Tobacco Settlement Financing Corp., Revenue Bonds
Series A,
5.00%, 06/01/2023 - 06/01/2027	1,130,000	1,330,493
Town of West Greenwich, General Obligation Unlimited
3.00%, 08/15/2017	235,000	240,943
Town of West Warwick, General Obligation Unlimited
Series A, BAM,
5.00%, 10/01/2019	165,000	184,703

		8,686,851

South Carolina - 0.7%
City of Hartsville Water & Sewer Revenue, Revenue Bonds
3.00%, 06/01/2017	100,000	101,742
County of Newberry, Revenue Bonds
AGC,
4.20%, 12/01/2018	75,000	75,223
Greenville County School District, Revenue Bonds
5.00%, 12/01/2028	100,000	101,423
Kershaw County School District, Revenue Bonds
BAM,
3.00%, 12/01/2026	3,600,000	3,839,040
Piedmont Municipal Power Agency, Revenue Bonds
Series A-4,
5.00%, 01/01/2020	35,000	39,736
SCAGO Educational Facilities Corp for Union School District, Revenue Bonds
2.00%, 12/01/2016	100,000	100,443
SCAGO Educational Facilities Corp. for Cherokee School District No. 1, Revenue Bonds
5.00%, 12/01/2020	800,000	926,968
SCAGO Educational Facilities Corp. for Colleton School District, Revenue Bonds
5.00%, 12/01/2020	1,000,000	1,153,220
SCAGO Educational Facilities Corp. for Williamsburg School District, Revenue Bonds
Series B, BAM,
5.00%, 12/01/2024 - 12/01/2025	1,540,000	1,887,394
South Carolina Jobs-Economic Development Authority, Revenue Bonds
Series A,
5.00%, 08/01/2016	135,000	135,032
South Carolina Public Service Authority, Revenue Bonds
Series C,
5.00%, 12/01/2025	290,000	364,724

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
South Carolina (continued)
South Carolina State Housing Finance & Development Authority, Revenue Bonds
GNMA, FNMA, FHLMC,
2.00%, 07/01/2020	$ 100,000	$ 103,563
South Carolina Transportation Infrastructure Bank, Revenue Bonds
Series B, AMBAC,
4.00%, 10/01/2016	50,000	50,311

		8,878,819

South Dakota - 0.3%
City of Deadwood, Certificate of Participation
3.00%, 11/01/2020	995,000	1,052,869
South Dakota Health & Educational Facilities Authority, Revenue Bonds
5.00%, 11/01/2026	500,000	626,305
Series B,
3.00%, 08/01/2019 - 08/01/2021	1,315,000	1,413,334
South Dakota Housing Development Authority, Revenue Bonds
Series B,
3.13%, 11/01/2036	1,000,000	1,011,620
South Dakota State Building Authority, Revenue Bonds
NATL,
4.50%, 06/01/2019	50,000	51,642

		4,155,770

Tennessee - 0.4%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds
5.00%, 10/01/2027	785,000	961,162
Knox County First Utility District, Revenue Bonds
NATL,
4.25%, 12/01/2018	50,000	50,646
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds
5.00%, 07/01/2031	400,000	493,720
Tennessee Housing Development Agency, Revenue Bonds
2.35%, 07/01/2021	1,925,000	2,013,550
Series 2B,
2.30%, 01/01/2022	370,000	390,701
2.50%, 01/01/2023	395,000	414,146
2.70%, 07/01/2024	680,000	717,271
2.90%, 07/01/2025	520,000	549,900
Tennessee State School Bond Authority, Revenue Bonds
Series C,
5.00%, 05/01/2019	30,000	33,546

		5,624,642

Texas - 7.8%
Aledo Independent School District, General Obligation Unlimited
5.00%, 02/15/2036	1,250,000	1,552,250
Arlington Higher Education Finance Corp., Revenue Bonds
Series A,
3.80%, 08/15/2026	350,000	354,802

The notes are an integral part of this report. Transamerica Funds	Page 26	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Belmont Fresh Water Supply District No. 1, General Obligation Unlimited
BAM,
5.50%, 03/01/2018 - 03/01/2020	$ 865,000	$ 956,483
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue Bonds
5.00%, 12/01/2016 - 12/01/2022	5,745,000	6,382,410
Brazoria County Municipal Utility District No. 3, General Obligation Unlimited
AGM,
3.00%, 09/01/2016	415,000	415,901
Brazoria-Fort Bend County Municipal Utility District No. 1, General Obligation Unlimited
AGM,
3.00%, 09/01/2024	50,000	53,831
BAM,
2.00%, 09/01/2019	830,000	853,979
MAC,
3.00%, 09/01/2022	1,240,000	1,337,824
Burleson Independent School District, General Obligation Unlimited
4.00%, 08/01/2017	100,000	103,422
Canyon Regional Water Authority, Revenue Bonds
4.00%, 08/01/2029 (E)	1,100,000	1,279,729
Cinco Municipal Utility District No. 14, General Obligation Unlimited
AGM,
3.00%, 09/01/2016	405,000	405,879
Cinco Southwest Municipal Utility District No. 1, Revenue Bonds
BAM,
2.00%, 12/01/2018	570,000	582,141
City of Beaumont Waterworks & Sewer System Revenue, Revenue Bonds
Series A, BAM,
5.00%, 09/01/2027	770,000	968,614
City of Corpus Christi Utility System Revenue, Revenue Bonds
5.00%, 07/15/2019	60,000	67,277
City of Houston, Revenue Bonds
4.00%, 09/01/2017	215,000	222,594
Series B,
5.00%, 09/01/2020	100,000	100,403
City of Laredo International Toll Bridge System Revenue, Revenue Bonds
AGM,
5.00%, 10/01/2022 - 10/01/2023	410,000	492,571
City of Laredo Waterworks & Sewer System Revenue, Revenue Bonds
5.00%, 03/01/2017	250,000	256,450
City of Pearland, General Obligation Limited
5.00%, 03/01/2023	25,000	30,723
City of Pflugerville, General Obligation Limited
4.00%, 08/01/2022 - 08/01/2024	270,000	316,850
City of Rockport, General Obligation Limited
AGM-CR, MBIA,
5.25%, 02/15/2027	50,000	51,293
City of The Colony, General Obligation Limited
XLCA,
5.00%, 08/15/2016	100,000	100,200

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
City of Weatherford Utility System Revenue, Revenue Bonds
AGM,
5.00%, 09/01/2025	$ 150,000	$ 188,406
City of Westworth Village, General Obligation Limited
BAM,
3.00%, 08/15/2019	35,000	37,402
County of Dallas, General Obligation Limited
5.00%, 02/15/2017	100,000	102,435
County of Harris, General Obligation Unlimited
Series A,
5.00%, 08/15/2016	70,000	70,144
County of Harris, Revenue Bonds
Series B,
5.00%, 08/15/2016	110,000	110,223
Cypress-Fairbanks Independent School District, General Obligation Unlimited
Series B-1,
3.00% (A), 02/15/2036	300,000	318,366
Series B-3,
1.05% (A), 02/15/2044	100,000	100,026
Dallas County Flood Control District No. 1, General Obligation Unlimited
5.00%, 04/01/2017 - 04/01/2024 (B) (C)	8,565,000	9,345,675
Denton County Fresh Water Supply District No. 10, General Obligation Unlimited
AGM,
2.75%, 09/01/2029 - 09/01/2030	1,700,000	1,705,537
3.00%, 09/01/2026 - 09/01/2034	2,935,000	2,961,455
3.13%, 09/01/2036	165,000	165,279
Denton County Fresh Water Supply District No. 6, General Obligation Unlimited
BAM,
3.00%, 02/15/2023	585,000	631,490
Denver City Independent School District, General Obligation Unlimited
Series B,
5.00%, 02/15/2027	100,000	113,643
Dickinson Independent School District, General Obligation Unlimited
1.05% (A), 08/01/2037	250,000	250,652
Eagle Pass Independent School District, General Obligation Unlimited
2.00%, 08/15/2016	140,000	140,101
El Paso County Hospital District, General Obligation Limited
5.00%, 08/15/2020 - 08/15/2022	430,000	502,932
Faulkey Gully Municipal Utility District, General Obligation Unlimited
MAC,
3.00%, 03/01/2017	100,000	101,371
Fort Bend County Levee Improvement District No. 15, General Obligation Unlimited
BAM,
4.00%, 09/01/2027	65,000	73,291
Fort Bend County Levee Improvement District No. 7, General Obligation Unlimited
3.00%, 03/01/2023	250,000	273,457
Fort Bend County Municipal Utility District No. 139, General Obligation Unlimited
BAM,
3.75%, 09/01/2026	50,000	54,079

The notes are an integral part of this report. Transamerica Funds	Page 27	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Fort Bend County Municipal Utility District No. 151, General Obligation Unlimited
MAC,
3.00%, 09/01/2026	$ 195,000	$ 205,512
Fort Bend County Municipal Utility District No. 169, Revenue Bonds
AGM,
3.00%, 12/01/2023	210,000	225,861
Fort Bend County Municipal Utility District No. 182, General Obligation Unlimited
BAM,
4.00%, 09/01/2022 - 09/01/2023	820,000	927,237
Fort Bend County Municipal Utility District No. 23, General Obligation Unlimited
BAM,
3.00%, 09/01/2019	60,000	63,628
Fort Bend County Municipal Utility District No. 57, General Obligation Unlimited
AGM,
3.00%, 04/01/2024	125,000	131,133
Fort Bend Independent School District, General Obligation Unlimited
5.00%, 08/15/2016	250,000	250,515
Goose Creek Consolidated Independent School District, General Obligation Unlimited
Series B,
3.00% (A), 02/15/2035	175,000	179,001
Grapevine-Colleyville Independent School District, General Obligation Unlimited
Series B,
2.50% (A), 08/01/2036	165,000	167,856
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds
Series A,
4.38%, 11/15/2021	20,000	22,096
Series B,
5.25%, 12/01/2017	40,000	42,407
5.50%, 12/01/2018	200,000	221,514
Harris County Municipal Utility District No. 105, General Obligation Unlimited
Series A, BAM,
3.00%, 03/01/2022	110,000	115,980
Harris County Municipal Utility District No. 167, General Obligation Unlimited
BAM,
3.00%, 09/01/2029	600,000	625,134
Harris County Municipal Utility District No. 304, General Obligation Unlimited
BAM,
3.00%, 09/01/2022	200,000	218,124
4.00%, 09/01/2026 - 09/01/2028	400,000	460,896
Harris County Municipal Utility District No. 383, General Obligation Unlimited
BAM,
3.00%, 09/01/2021	50,000	54,369
Harris County Municipal Utility District No. 412, General Obligation Unlimited
MAC,
2.00%, 09/01/2019	125,000	128,881
3.00%, 09/01/2021	100,000	108,582
Harris County Municipal Utility District No. 419, General Obligation Unlimited
Series A, BAM,
3.00%, 09/01/2026	140,000	148,284

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Harris-Fort Bend Counties Municipal Utility District No. 3, General Obligation Unlimited
AGM,
3.00%, 04/01/2018 - 04/01/2019	$ 250,000	$ 258,994
Series A, AGM,
5.50%, 04/01/2024	375,000	470,490
Horizon Regional Municipal Utility District, General Obligation Unlimited
BAM,
3.00%, 02/01/2028	555,000	577,583
Houston Higher Education Finance Corp., Revenue Bonds
5.00%, 08/15/2024	490,000	616,920
Series A,
4.00%, 02/15/2017	280,000	285,270
5.00%, 05/15/2047	100,000	103,577
Houston Independent School District, Revenue Bonds
5.00%, 09/15/2017	110,000	115,419
Karnes Independent School District, General Obligation Unlimited
2.00%, 08/15/2016	195,000	195,140
Lake Dallas Independent School District, General Obligation Unlimited
Zero Coupon, 08/16/2029 - 08/16/2030	1,830,000	1,260,106
Lamar Consolidated Independent School District, General Obligation Unlimited
5.00%, 02/15/2027	100,000	102,406
Laredo Independent School District, General Obligation Unlimited
5.00%, 08/01/2019	75,000	84,054
Lone Star College System, Revenue Bonds
Series B2,
1.25% (A), 08/15/2031	150,000	150,050
Lower Colorado River Authority, Revenue Bonds
5.00%, 05/15/2020	35,000	40,179
Main Street Market Square Redevelopment Authority, Tax Allocation
BAM,
4.00%, 09/01/2022 - 09/01/2023	935,000	1,067,381
Matagorda County Hospital District, Revenue Bonds
FHA,
3.63%, 08/15/2016	100,000	100,132
Metropolitan Transit Authority of Harris County, Revenue Bonds
Series A,
5.00%, 11/01/2020	40,000	45,475
Montgomery County Municipal Utility District No. 112, General Obligation Unlimited
BAM,
2.50%, 10/01/2022	85,000	87,553
Montgomery County Municipal Utility District No. 113, General Obligation Unlimited
AGM,
3.00%, 09/01/2030 - 09/01/2033	1,460,000	1,503,320
3.13%, 09/01/2034	260,000	267,030
3.25%, 09/01/2035	355,000	366,541
New Hope Cultural Education Facilities Corp., Revenue Bonds
3.00%, 07/01/2021	580,000	582,372
4.00%, 07/01/2023 - 07/01/2028	2,835,000	2,906,819

The notes are an integral part of this report. Transamerica Funds	Page 28	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
Series A, AGM,
4.00%, 04/01/2019	$ 100,000	$ 106,958
Series A1,
3.00%, 07/01/2019 - 07/01/2020	175,000	183,681
4.00%, 07/01/2021 - 07/01/2036	2,760,000	3,022,561
5.00%, 07/01/2031 - 07/01/2046	1,755,000	2,068,704
Series B,
3.00%, 07/01/2017 - 07/01/2020	1,135,000	1,169,438
4.00%, 07/01/2021 - 07/01/2031	3,360,000	3,637,598
4.25%, 07/01/2036	2,400,000	2,551,800
Series C,
5.00%, 07/01/2022 - 07/01/2026	950,000	1,049,197
Newark Higher Education Finance Corp., Revenue Bonds
Series A,
4.00%, 08/15/2024	465,000	550,137
North Central Texas Health Facility Development Corp., Revenue Bonds
5.00%, 08/15/2022	90,000	109,679
North East Independent School District, General Obligation Unlimited
Series B,
1.42% (A), 08/01/2040 (E)	7,500,000	7,501,275
2.00% (A), 08/01/2042	500,000	500,035
North Texas Tollway Authority, Revenue Bonds
Series A,
5.00%, 01/01/2026	1,000,000	1,234,680
Northeast Higher Education Finance Corp., Revenue Bonds
Series A,
4.00%, 08/15/2025	125,000	145,550
Northside Independent School District, General Obligation Unlimited
1.20% (A), 08/01/2040	100,000	100,472
Northwest Harris County Municipal Utility District No. 19, General Obligation Unlimited
BAM,
3.00%, 10/01/2028	520,000	541,934
3.13%, 10/01/2029 - 10/01/2030	1,325,000	1,380,934
3.25%, 10/01/2031	1,430,000	1,488,458
Rockwall Independent School District, General Obligation Unlimited
2.00%, 02/15/2017	110,000	110,923
State of Texas, General Obligation Unlimited
Series B,
4.00%, 04/01/2017	40,000	40,956
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds
Series B, AGC,
4.50%, 09/01/2019	65,000	71,422
Tarrant Regional Water District, Revenue Bonds
5.00%, 03/01/2017	75,000	77,003
Travis County Municipal Utility District No. 4, General Obligation Unlimited
AGM,
4.00%, 09/01/2033 - 09/01/2035	1,175,000	1,269,351
Trophy Club Public Improvement District No. 1, Special Assessment
AGM,
3.00%, 06/01/2023 - 06/01/2024	1,505,000	1,608,370

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
University of Houston, Revenue Bonds
Series A,
5.00%, 02/15/2024	$ 40,000	$ 46,923
University of Texas System, Revenue Bonds
Series B,
2.50% (A), 08/15/2036	11,000,000	11,333,080
Viridian Municipal Management District, General Obligation Unlimited
BAM,
Zero Coupon, 12/01/2020 - 12/01/2022	260,000	242,248
4.00%, 12/01/2038	500,000	543,555
6.00%, 12/01/2022 - 12/01/2034	4,900,000	6,493,475
Waco Health Facilities Development Corp., Revenue Bonds
Series A, NATL,
4.50%, 08/01/2035	250,000	250,058
Washington County Junior College District, Revenue Bonds
BAM,
5.00%, 10/01/2023 - 10/01/2025	2,025,000	2,546,179
West Harris County Regional Water Authority, Revenue Bonds
Series A,
2.00%, 12/15/2016	385,000	387,064

		101,979,109

Utah - 1.1%
City of Riverton, Revenue Bonds
5.00%, 08/15/2018	75,000	81,491
City of South Jordan, Special Assessment
3.13%, 11/01/2036	4,060,000	4,093,820
City of St. George Electric Revenue, Revenue Bonds
AGM,
5.00%, 06/01/2033 - 06/01/2035	2,150,000	2,642,004
Jordan Valley Water Conservancy District, Revenue Bonds
Series A,
5.00%, 10/01/2034 - 10/01/2035	1,020,000	1,205,375
Utah Charter School Finance Authority, Revenue Bonds
4.00%, 04/15/2020 - 10/15/2029	3,515,000	3,997,410
4.25%, 04/15/2034	170,000	186,242
4.30%, 04/15/2025 (B) (C)	750,000	764,760
Series A,
5.00%, 10/15/2024 - 10/15/2025	1,360,000	1,675,920
Utah State Board of Regents, Revenue Bonds
Series EE-2,
5.00%, 11/01/2019	40,000	45,494
Washington County Water Conservancy District, Revenue Bonds
5.00%, 10/01/2022	50,000	60,258

		14,752,774

Vermont - 0.4%
City of Burlington, General Obligation Unlimited
Series A, AGM,
5.00%, 11/01/2032 - 11/01/2035	1,255,000	1,482,761
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds
5.00%, 10/01/2029 - 10/01/2030	1,010,000	1,212,828
Series A,
5.00%, 12/01/2026 - 12/01/2027	1,700,000	2,136,649

		4,832,238

The notes are an integral part of this report. Transamerica Funds	Page 29	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Virginia - 1.3%
Alexandria Industrial Development Authority, Revenue Bonds
4.00%, 10/01/2019 - 10/01/2020	$ 1,040,000	$ 1,134,113
Capital Region Airport Commission, Revenue Bonds
Series A,
5.00%, 07/01/2028 - 07/01/2033	1,385,000	1,732,461
County of Fairfax Sewer Revenue, Revenue Bonds
5.00%, 07/15/2017	50,000	52,178
Fairfax County Water Authority, Revenue Bonds
5.00%, 04/01/2017	70,000	72,140
Virginia College Building Authority, Revenue Bonds
Series A,
3.00%, 09/01/2035 - 09/01/2036	6,160,000	6,286,468
Series B,
4.25%, 09/01/2016	50,000	50,173
5.00%, 09/01/2028	50,000	56,596
Virginia Housing Development Authority, Revenue Bonds
Series B,
1.20%, 11/01/2019	6,150,000	6,159,532
1.35%, 11/01/2020	465,000	468,585
2.15%, 11/01/2024	350,000	361,620
2.30%, 11/01/2025	580,000	599,726
Virginia Public School Authority, Revenue Bonds
Series A,
3.00%, 08/01/2016	50,000	50,008

		17,023,600

Washington - 0.4%
Central Puget Sound Regional Transit Authority, Revenue Bonds
NATL,
4.75%, 02/01/2028	50,000	53,648
City of Seattle Municipal Light & Power Revenue, Revenue Bonds
Series A,
5.00%, 02/01/2017	75,000	76,724
Clark County Public Utility District No. 1, Revenue Bonds
5.00%, 01/01/2024	100,000	124,258
Energy Northwest, Revenue Bonds
Series A,
5.25%, 07/01/2018	35,000	38,127
King County School District No. 407, General Obligation Unlimited
5.63%, 12/01/2023	80,000	89,312
Port of Seattle, Revenue Bonds
Series A,
5.00%, 08/01/2018	25,000	27,203
Public Utility District No. 1 of Cowlitz County, Revenue Bonds
5.00%, 09/01/2019	155,000	174,280
Snohomish County Public Utility District No. 1, Revenue Bonds
5.00%, 12/01/2021	25,000	30,015

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Washington (continued)
State of Washington, Certificate of Participation
Series A,
3.00%, 07/01/2017	$ 100,000	$ 102,157
State of Washington, General Obligation Unlimited
Series B-2,
5.00%, 08/01/2017	75,000	78,397
Series R-C,
5.00%, 07/01/2025	3,000,000	3,743,820
State of Washington, Revenue Bonds
5.00%, 09/01/2016	75,000	75,305
Washington Health Care Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2019 - 08/15/2020	60,000	68,888
Series B,
4.00%, 08/15/2018	550,000	586,921

		5,269,055

West Virginia - 0.0% (D)
Concord University, Revenue Bonds
AGM,
5.00%, 06/01/2018	240,000	257,232
Putnam County Board of Education, General Obligation Unlimited
4.00%, 05/01/2017	100,000	102,654
West Virginia University, Revenue Bonds
Series A,
5.00%, 10/01/2024	25,000	30,427

		390,313

Wisconsin - 1.5%
Central Brown County Water Authority, Revenue Bonds
Series A,
5.00%, 11/01/2019	50,000	56,746
City of Kaukauna Electric System Revenue, Revenue Bonds
BAM,
2.00%, 12/15/2018	125,000	128,145
Milwaukee County Metropolitan Sewer District, General Obligation Unlimited
Series A,
4.25%, 10/01/2016	50,000	50,333
Milwaukee Housing Authority, Revenue Bonds
Series A,
3.38%, 07/01/2029	700,000	765,114
Public Finance Authority, Revenue Bonds
Series A,
4.00%, 12/01/2027	2,610,000	2,732,174
4.50%, 09/01/2026	170,000	179,185
4.75%, 12/01/2035	650,000	690,255
5.00%, 06/01/2027	300,000	369,504
State of Wisconsin, Revenue Bonds
Series A,
5.00%, 05/01/2019	25,000	27,941
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
3.00%, 12/01/2032 - 12/01/2033	2,210,000	2,261,371
5.00%, 08/15/2022 - 12/01/2031	1,825,000	2,278,191
5.00%, 02/15/2027 - 02/15/2030 (E)	1,705,000	2,076,336
Series B,
5.00%, 08/15/2018	125,000	135,845
Series B-4,
5.00% (A), 11/15/2043	105,000	123,800

The notes are an integral part of this report. Transamerica Funds	Page 30	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Wisconsin Housing & Economic Development Authority, Revenue Bonds
Series B, FNMA,
3.15%, 09/01/2030	$ 6,950,000	$ 7,373,255

		19,248,195

Total Municipal Government Obligations (Cost $1,145,032,142)		1,180,112,066

	Shares	Value
INVESTMENT COMPANIES - 0.1%
U.S. Fixed Income Funds - 0.1%
PIMCO Municipal Income Fund III	10,000	129,900
Pioneer Municipal High Income Advantage Trust	22,558	318,744
Pioneer Municipal High Income Trust	18,000	259,020

Total Investment Companies (Cost $670,424)		707,664

	Principal	Value
REPURCHASE AGREEMENT - 9.5%
State Street Bank & Trust Co. 0.03% (H), dated 07/29/2016, to be repurchased at $124,237,374 on 08/01/2016. Collateralized by U.S. Government Obligations, 1.88% - 2.38%, due 06/30/2020 - 08/15/2024, and with a total value of $126,725,411.	$ 124,237,063	124,237,063

Total Repurchase Agreement (Cost $124,237,063)		124,237,063

Total Investments (Cost $1,269,939,629) (I)		1,305,056,793
Net Other Assets (Liabilities) - (0.2)%		(3,067,659)

Net Assets - 100.0%		$ 1,301,989,134

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$1,180,112,066	$—	$1,180,112,066
Investment Companies	707,664	—	—	707,664
Repurchase Agreement	—	124,237,063	—	124,237,063

Total Investments	$707,664	$1,304,349,129	$—	$1,305,056,793

The notes are an integral part of this report. Transamerica Funds	Page 31	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2016.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the total value of 144A securities is $34,746,105, representing 2.7% of the Fund’s net assets.
(C)	Illiquid securities. At July 31, 2016, total value of illiquid securities is $14,163,329, representing 1.1% of the Fund’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after July 31, 2016.
(F)	Restricted securities. At July 31, 2016, the restricted securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Miami-Dade County Industrial Development Authority, Revenue Bonds, 5.00%, 09/15/2034	07/24/2014	$129,665	$143,879	0.0	%(D)
Municipal Government Obligations	Palm Beach County School District, Certification of Participation, Series A, 5.00%, 08/01/2032	03/31/2016	101,344	100,025	0.0	(D)
Municipal Government Obligations	Idaho Housing & Finance Association, Revenue Bonds, Series A, 5.00%, 06/01/2035	04/06/2015	499,875	537,283	0.1
Municipal Government Obligations	Kane County School District No. 131, General Obligation Unlimited, Series A, 1.25%, 06/01/2036	05/17/2016	5,000,010	5,000,050	0.4
Municipal Government Obligations	Jennings County School Building Corp., Revenue Bonds, 3.00%, 01/15/2020	07/09/2015	348,619	360,404	0.0	(D)
Municipal Government Obligations	Michigan Strategic Fund, Revenue Bonds, 5.50%, 08/01/2029	04/29/2016	202,296	200,050	0.0	(D)
Municipal Government Obligations	City of St. Cloud, Revenue Bonds, Series A, 3.00%, 04/01/2021	04/08/2016	250,010	251,153	0.0	(D)
Municipal Government Obligations	City of St. Cloud, Revenue Bonds, Series A, 3.75%, 04/01/2026	04/08/2016	500,010	507,665	0.1
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2021	07/20/2016	212,011	211,909	0.0	(D)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2022	07/20/2016	435,138	434,902	0.0	(D)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2023	07/20/2016	450,648	450,369	0.0	(D)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2024	07/20/2016	458,614	458,292	0.0	(D)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2025	07/20/2016	420,875	420,549	0.0	(D)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2026	07/20/2016	253,770	253,570	0.0	(D)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2027	07/20/2016	493,680	493,303	0.0	(D)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 4.00%, 02/01/2030	07/20/2016	800,148	799,552	0.1
Municipal Government Obligations	Dakota County Community Development Agency, Revenue Bonds, Series A, 5.00%, 09/01/2029	09/04/2014	718,870	769,458	0.1
Municipal Government Obligations	Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds, Series B, 4.25%, 04/01/2025	06/19/2015	200,007	207,762	0.0	(D)
Municipal Government Obligations	Essex County Improvement Authority, Revenue Bonds, Series A, 5.00%, 12/01/2035	12/10/2015	535,004	577,190	0.1
Municipal Government Obligations	Dayton-Montgomery County Port Authority, Revenue Bonds, Series 1, 6.13%, 01/15/2025	10/08/2015	730,010	758,017	0.1
Municipal Government Obligations	County of Gilliam, Revenue Bonds, 1.50%, 10/01/2018	03/02/2016	99,760	101,320	0.0	(D)

Total			$12,840,364	$13,036,702	1.0%

The notes are an integral part of this report. Transamerica Funds	Page 32	July 31, 2016 Form N-Q

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2016; the maturity date disclosed is the ultimate maturity date.
(H)	Rate disclosed reflects the yield at July 31, 2016.
(I)	Aggregate cost for federal income tax purposes is $1,269,939,629. Aggregate gross unrealized appreciation and depreciation for all securities is $35,536,483 and $419,319, respectively. Net unrealized appreciation for tax purposes is $35,117,164.
(J)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
MBIA	National Public Finance Guarantee Corp. (formerly Municipal Bond Insurance Association)
NATL	National Public Finance Guarantee Corp.
XLCA	Syncora (formerly XL Capital Assurance, Inc.)

PORTFOLIO ABBREVIATIONS:

CR	Custodian Receipts
ICC	Insured Custody Certificate
TCRS	Temporary Custodian Receipts

The notes are an integral part of this report. Transamerica Funds	Page 33	July 31, 2016 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 95.6%
Australia - 4.0%
Asciano, Ltd.	1,598,933	$ 11,093,947
BHP Billiton PLC, ADR (A)	578,669	14,790,780
Challenger, Ltd.	5,828,761	42,080,887
Coca-Cola Amatil, Ltd.	631,550	4,425,106
Sonic Healthcare, Ltd.	1,899,800	33,177,445
South32, Ltd. (B)	16,203,270	22,595,595

		128,163,760

Belgium - 1.0%
Groupe Bruxelles Lambert SA	377,520	31,844,996

Denmark - 0.8%
TDC A/S, Class B	4,874,400	25,655,701

France - 9.7%
Arkema SA	339,694	29,003,650
Bollore SA	4,700,400	17,015,850
Engie SA	3,218,000	52,976,509
Rexel SA	2,444,934	36,341,050
Sanofi	674,200	57,398,513
TOTAL SA	619,800	29,629,973
Veolia Environnement SA	2,276,981	50,556,924
Vivendi SA	2,036,524	40,038,140

		312,960,609

Germany - 9.3%
Allianz SE, Class A	200,600	28,773,956
Bayer AG	78,465	8,440,794
Deutsche Boerse AG	29,300	2,460,409
Deutsche Boerse AG (B)	411,400	34,403,916
Merck KGaA	362,200	39,991,852
METRO AG (A)	1,068,000	34,364,025
SAP SE	577,747	50,646,699
Siemens AG, Class A	457,000	49,621,154
Talanx AG (B)	748,951	22,536,672
TUI AG	2,118,551	27,723,773

		298,963,250

Hong Kong - 4.0%
Cheung Kong Property Holdings, Ltd.	4,696,500	33,536,051
CK Hutchison Holdings, Ltd.	3,504,100	41,010,038
First Pacific Co., Ltd.	11,815,012	9,167,660
Guangdong Investment, Ltd.	24,502,100	37,581,846
Noble Group, Ltd. (A) (B)	68,168,400	8,236,951

		129,532,546

Ireland - 2.1%
DCC PLC	186,200	16,621,458
Ryanair Holdings PLC, ADR	231,312	16,369,950
Smurfit Kappa Group PLC, Class B	1,433,129	33,647,017

		66,638,425

Israel - 1.9%
Teva Pharmaceutical Industries, Ltd., ADR	1,127,300	60,310,550

Italy - 3.9%
Azimut Holding SpA	1,200,586	18,872,116
Davide Campari (B) (C)	981,841	10,137,248
Davide Campari-Milano SpA	559,948	5,781,314
Eni SpA, Class B	2,235,100	34,184,170

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Mediobanca SpA	5,096,892	$ 35,700,023
Prysmian SpA	911,049	21,308,133

		125,983,004

Japan - 25.8%
Astellas Pharma, Inc.	2,867,000	48,371,054
Bridgestone Corp.	820,600	28,960,461
Coca-Cola East Japan Co., Ltd.	1,602,500	31,206,620
Daiwa Securities Group, Inc. (A)	6,397,500	36,697,768
Denka Co., Ltd.	4,333,300	19,068,474
Electric Power Development Co., Ltd.	756,700	17,583,532
FamilyMart Co., Ltd.	543,800	32,297,035
FANUC Corp. (A)	207,000	35,147,498
FUJIFILM Holdings Corp.	651,400	23,806,249
Hitachi, Ltd. (A)	10,345,800	48,314,536
Japan Airlines Co., Ltd.	864,600	27,081,507
Komatsu, Ltd. (A)	1,025,200	20,290,992
Kuraray Co., Ltd.	2,525,600	32,375,997
Mitsubishi Corp.	1,048,100	18,268,691
Mitsubishi Heavy Industries, Ltd. (A)	6,747,800	29,303,182
MS&AD Insurance Group Holdings, Inc.	1,465,200	43,165,494
NEC Corp.	14,649,800	40,775,648
Nippon Telegraph & Telephone Corp.	472,100	22,583,624
ORIX Corp.	3,156,600	45,290,953
Resona Holdings, Inc.	6,373,300	25,921,689
SoftBank Group Corp.	909,200	50,817,539
Sony Corp. (A)	1,803,100	57,997,493
Square Enix Holdings Co., Ltd.	503,300	15,858,377
Sumitomo Mitsui Financial Group, Inc. (A)	1,202,300	38,978,864
Toyota Motor Corp.	666,500	38,500,034

		828,663,311

Macau - 0.5%
MGM China Holdings, Ltd.	11,531,400	16,706,143

Mexico - 0.9%
Grupo Televisa SAB, ADR	1,041,271	27,666,570

Netherlands - 5.5%
Akzo Nobel NV	444,394	28,796,424
Boskalis Westminster	485,000	17,817,685
Delta Lloyd NV	4,924,758	17,591,292
Heineken Holding NV, Class A	544,800	45,657,136
Koninklijke Philips NV	2,101,256	56,075,529
Steinhoff International Holdings NV	1,852,837	11,715,336

		177,653,402

Republic of Korea - 2.0%
Samsung Electronics Co., Ltd.	26,400	36,271,571
SK Telecom Co., Ltd.	137,650	28,263,625

		64,535,196

Singapore - 1.1%
DBS Group Holdings, Ltd.	3,134,300	36,025,631

Spain - 1.3%
Aena SA (D)	277,819	40,067,629

Sweden - 3.1%
Investor AB, Class B	1,198,891	41,303,385
Svenska Cellulosa AB SCA, Class B	771,680	22,951,100
Telefonaktiebolaget LM Ericsson, Class B (A)	4,567,755	34,056,652

		98,311,137

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland - 4.8%
GAM Holding AG (B)	1,058,200	$ 11,627,972
Nestle SA	669,762	53,694,292
Novartis AG	607,900	50,365,631
UBS Group AG	2,671,700	36,800,655

		152,488,550

United Kingdom - 12.9%
Aviva PLC	6,468,426	33,480,652
Barclays PLC	7,821,500	15,998,031
GKN PLC	12,255,530	46,939,461
HSBC Holdings PLC	4,960,600	32,320,882
IG Group Holdings PLC	1,570,773	18,397,727
Imperial Brands PLC	642,600	33,877,630
Inchcape PLC	2,566,608	22,894,276
Johnson Matthey PLC	588,673	25,522,634
Kingfisher PLC	6,202,501	27,605,854
National Grid PLC, Class B	1,486,546	21,306,606
Savills PLC	970,891	8,981,629
Sky PLC	2,717,355	33,103,785
UBM PLC	2,550,848	22,669,298
Unilever PLC	805,658	37,675,870
Vodafone Group PLC	10,955,320	33,282,033

		414,056,368

United States - 1.0%
Flextronics International, Ltd. (B)	2,546,397	32,262,850

Total Common Stocks (Cost $3,142,411,363)		3,068,489,628

PREFERRED STOCKS - 1.0%
Germany - 0.3%
Porsche Automobil Holding SE
2.19% (E)	197,940	10,372,191

Republic of Korea - 0.7%
Hyundai Motor Co.
2.04% (E)	265,161	23,080,121

Total Preferred Stocks (Cost $41,090,641)		33,452,312

SECURITIES LENDING COLLATERAL - 0.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (E)	25,338,183	25,338,183

Total Securities Lending Collateral (Cost $25,338,183)		25,338,183

	Principal	Value
REPURCHASE AGREEMENT - 4.7%
State Street Bank & Trust Co. 0.03% (E), dated 07/29/2016, to be repurchased at $152,344,222 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 06/30/2020, and with a value of $155,394,775.	$ 152,343,841	152,343,841

Total Repurchase Agreement (Cost $152,343,841)		152,343,841

Total Investments (Cost $3,361,184,028) (F)		3,279,623,964
Net Other Assets (Liabilities) - (2.1)%		(68,509,252)

Net Assets - 100.0%		$ 3,211,114,712

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	8.1%	$ 264,878,394
Diversified Financial Services	6.3	206,552,206
Banks	5.6	184,945,120
Industrial Conglomerates	5.0	163,328,179
Insurance	4.4	145,548,066
Chemicals	4.1	134,767,179
Multi-Utilities	3.8	124,840,039
Media	3.8	123,477,793
Capital Markets	3.7	122,396,238
Wireless Telecommunication Services	3.4	112,363,197
Technology Hardware, Storage & Peripherals	3.1	100,853,468
Beverages	3.0	97,207,424
Machinery	2.6	84,741,672
Electronic Equipment, Instruments & Components	2.5	80,577,386
Auto Components	2.3	75,899,922
Automobiles	2.2	71,952,346
Household Durables	2.1	69,712,829
Food & Staples Retailing	2.0	66,661,060
Software	2.0	66,505,076
Oil, Gas & Consumable Fuels	2.0	63,814,143
Trading Companies & Distributors	1.9	62,846,692
Food Products	1.6	53,694,292
Diversified Telecommunication Services	1.5	48,239,325
Hotels, Restaurants & Leisure	1.4	44,429,916
Airlines	1.3	43,451,457
Real Estate Management & Development	1.3	42,517,680
Transportation Infrastructure	1.2	40,067,629
Personal Products	1.2	37,675,870
Water Utilities	1.2	37,581,846
Metals & Mining	1.1	37,386,375
Communications Equipment	1.0	34,056,652
Tobacco	1.0	33,877,630
Containers & Packaging	1.0	33,647,017
Health Care Providers & Services	1.0	33,177,445
Specialty Retail	0.9	27,605,854
Household Products	0.7	22,951,100
Distributors	0.7	22,894,276
Electrical Equipment	0.7	21,308,133
Construction & Engineering	0.6	17,817,685
Independent Power & Renewable Electricity Producers	0.5	17,583,532
Air Freight & Logistics	0.5	17,015,850
Road & Rail	0.3	11,093,947

Investments, at Value	94.6	3,101,941,940
Short-Term Investments	5.4	177,682,024

Total Investments	100.0%	$ 3,279,623,964

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$151,400,700	$2,917,088,928	$—	$3,068,489,628
Preferred Stocks	—	33,452,312	—	33,452,312
Securities Lending Collateral	25,338,183	—	—	25,338,183
Repurchase Agreement	—	152,343,841	—	152,343,841

Total Investments	$176,738,883	$3,102,885,081	$—	$3,279,623,964

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $23,322,444. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing securities.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2016, value of the security is $10,137,248, representing 0.3% of the Fund’s net assets.
(D)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the value of the 144A security is $40,067,629, representing 1.2% of the Fund’s net assets.

(E)	Rates disclosed reflect the yields at July 31, 2016.
(F)

Aggregate cost for federal income tax purposes is $3,361,184,028. Aggregate gross unrealized appreciation and depreciation for all securities is $185,124,963 and $266,685,027, respectively. Net unrealized depreciation for tax purposes is $81,560,064.

(G)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2016 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Australia - 0.4%
Orica, Ltd. (A)	322,119	$ 3,463,840

Belgium - 0.8%
KBC Groep NV (B)	129,649	6,737,891

Brazil - 0.7%
Ambev SA, ADR	992,802	5,738,396

Canada - 4.3%
Canadian National Railway Co.	249,724	15,785,054
Element Financial Corp. (A)	448,602	4,817,065
Loblaw Cos., Ltd.	93,583	5,220,120
Suncor Energy, Inc.	342,672	9,222,605

		35,044,844

China - 0.8%
Alibaba Group Holding, Ltd., ADR (B)	75,413	6,220,064

Denmark - 0.7%
Carlsberg A/S, Class B	55,629	5,522,308

France - 15.6%
Air Liquide SA, Class A	150,003	15,997,230
Bureau Veritas SA	211,814	4,601,182
Danone SA	281,794	21,700,357
Dassault Systemes	72,854	6,016,771
Engie SA	621,666	10,234,212
Hermes International	4,060	1,746,639
L’Oreal SA	44,230	8,418,720
Legrand SA	130,083	7,177,111
LVMH Moet Hennessy Louis Vuitton SE	83,633	14,343,166
Pernod Ricard SA (A)	163,267	18,654,830
Schneider Electric SE	254,974	16,681,773

		125,571,991

Germany - 11.0%
Bayer AG	249,061	26,792,490
Beiersdorf AG (A)	167,157	15,696,186
Linde AG	66,612	9,584,578
Merck KGaA	87,799	9,694,215
MTU Aero Engines AG	38,308	3,914,512
ProSiebenSat.1 Media SE	98,550	4,505,217
SAP SE	214,401	18,794,910

		88,982,108

Hong Kong - 3.3%
AIA Group, Ltd.	3,114,200	19,287,135
Global Brands Group Holding, Ltd. (B)	22,924,000	2,009,218
Li & Fung, Ltd.	11,033,000	5,517,638

		26,813,991

Ireland - 0.3%
Experian PLC	114,454	2,237,273

Israel - 0.7%
Check Point Software Technologies, Ltd., Class A (B)	75,847	5,831,117

Italy - 0.7%
Eni SpA, Class B	348,505	5,330,121

	Shares	Value
COMMON STOCKS (continued)
Japan - 13.5%
Daikin Industries, Ltd. (A)	81,400	$ 7,189,462
Denso Corp.	320,400	12,704,840
FANUC Corp.	52,400	8,897,241
Honda Motor Co., Ltd.	135,000	3,759,519
Hoya Corp.	536,700	19,330,352
Inpex Corp.	336,700	2,694,656
Japan Tobacco, Inc.	313,100	12,350,934
Kubota Corp.	382,500	5,688,673
Kyocera Corp.	262,900	12,601,989
Shin-Etsu Chemical Co., Ltd. (A)	75,600	5,233,875
Terumo Corp.	418,400	18,185,956

		108,637,497

Netherlands - 5.3%
Akzo Nobel NV	209,438	13,571,437
Heineken NV (A)	45,071	4,254,881
ING Groep NV	1,105,750	12,362,290
Randstad Holding NV	285,823	12,296,294

		42,484,902

Singapore - 2.3%
DBS Group Holdings, Ltd.	1,250,000	14,367,494
Singapore Telecommunications, Ltd.	1,390,250	4,334,486

		18,701,980

Spain - 1.3%
Amadeus IT Holding SA, Class A (A)	228,393	10,723,150

Sweden - 1.3%
Hennes & Mauritz AB, Class B	347,438	10,495,819

Switzerland - 14.1%
Julius Baer Group, Ltd. (A) (B)	164,843	6,765,843
Keuhne & Nagel International AG	26,293	3,689,484
Nestle SA	400,652	32,119,955
Novartis AG	203,361	16,848,832
Roche Holding AG (A)	102,783	26,247,206
Sonova Holding AG	32,248	4,418,628
UBS Group AG	1,195,643	16,469,082
Zurich Insurance Group AG (B)	28,368	6,816,867

		113,375,897

Taiwan - 3.2%
Hon Hai Precision Industry Co., Ltd.	1,532,446	4,219,591
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	788,377	21,901,113

		26,120,704

United Kingdom - 16.0%
Barclays PLC	2,507,868	5,129,572
Compass Group PLC	1,327,360	25,226,131
Delphi Automotive PLC, Class A (A)	56,298	3,818,130
Diageo PLC	499,678	14,290,666
Prudential PLC	301,129	5,320,364
Reckitt Benckiser Group PLC, Class A	200,467	19,425,853
Rio Tinto PLC	204,588	6,664,805
Rolls-Royce Holdings PLC (B)	608,213	6,367,071
Sky PLC	934,260	11,381,487
Smiths Group PLC	313,817	5,245,505
WPP PLC, Class A	1,147,696	25,791,229

		128,660,813

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States - 1.9%
Yum! Brands, Inc. (A)	174,852	$ 15,635,266

Total Common Stocks (Cost $845,922,712)		792,329,972

SECURITIES LENDING COLLATERAL - 4.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (C)	36,143,646	36,143,646

Total Securities Lending Collateral (Cost $36,143,646)		36,143,646

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.03% (C), dated 07/29/2016, to be repurchased at $11,300,836 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 07/31/2020, and with a value of $11,527,863.	$ 11,300,808	11,300,808

Total Repurchase Agreement (Cost $11,300,808)		11,300,808

Total Investments (Cost $893,367,166) (D)		839,774,426
Net Other Assets (Liabilities) - (4.1)%		(33,364,180)

Net Assets - 100.0%		$ 806,410,246

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	9.5%	$79,582,743
Food Products	6.4	53,820,312
Beverages	5.8	48,461,081
Chemicals	5.7	47,850,960
Health Care Equipment & Supplies	5.0	41,934,936
Media	5.0	41,677,933
Hotels, Restaurants & Leisure	4.9	40,861,397
Banks	4.6	38,597,247
Insurance	3.7	31,424,366
Software	3.6	30,642,798
Personal Products	2.9	24,114,906
Electrical Equipment	2.8	23,858,884
Textiles, Apparel & Luxury Goods	2.8	23,616,661
Capital Markets	2.8	23,234,925
Semiconductors & Semiconductor Equipment	2.6	21,901,113
Household Products	2.3	19,425,853
Professional Services	2.3	19,134,749
Oil, Gas & Consumable Fuels	2.1	17,247,382
Electronic Equipment, Instruments & Components	2.0	16,821,580
Auto Components	2.0	16,522,970
Road & Rail	1.9	15,785,054
Machinery	1.7	14,585,914
Tobacco	1.5	12,350,934
IT Services	1.3	10,723,150
Specialty Retail	1.3	10,495,819
Aerospace & Defense	1.2	10,281,583

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry (continued)	Percentage of Total Investments	Value
Multi-Utilities	1.2%	$10,234,212
Building Products	0.9	7,189,462
Metals & Mining	0.8	6,664,805
Internet Software & Services	0.7	6,220,064
Industrial Conglomerates	0.6	5,245,505
Food & Staples Retailing	0.6	5,220,120
Diversified Financial Services	0.6	4,817,065
Diversified Telecommunication Services	0.5	4,334,486
Automobiles	0.4	3,759,519
Marine	0.4	3,689,484

Investments, at Value	94.4	792,329,972
Short-Term Investments	5.6	47,444,454

Total Investments	100.0%	$839,774,426

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$94,188,930	$698,141,042	$—	$792,329,972
Securities Lending Collateral	36,143,646	—	—	36,143,646
Repurchase Agreement	—	11,300,808	—	11,300,808

Total Investments	$130,332,576	$709,441,850	$—	$839,774,426

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $34,623,126. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at July 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $893,367,166. Aggregate gross unrealized appreciation and depreciation for all securities is $34,466,897 and $88,059,637, respectively. Net unrealized depreciation for tax purposes is $53,592,740.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Australia - 3.1%
Amcor, Ltd.	92,860	$ 1,059,946
Ansell, Ltd.	135,344	1,992,295
Asaleo Care, Ltd. (A)	1,790,961	1,851,015
Computershare, Ltd.	319,866	2,158,570
Fairfax Media, Ltd.	3,211,341	2,562,482
Iluka Resources, Ltd.	647,646	3,455,094
Link Administration Holdings, Ltd. (B)	109,111	716,419
Mirvac Group, REIT	2,303,845	3,851,775

		17,647,596

Austria - 0.1%
Lenzing AG	5,875	615,708

China - 1.8%
ANTA Sports Products, Ltd.	462,000	1,028,996
Baoxin Auto Group, Ltd. (A) (B) (C) (D) (E)	349,477	190,991
Best Pacific International Holdings, Ltd.	2,866,000	1,939,382
CSPC Pharmaceutical Group, Ltd.	2,328,000	2,013,415
Haitian International Holdings, Ltd., Series B	1,136,000	1,903,485
New Oriental Education & Technology Group, Inc., ADR (A)	70,189	3,092,527

		10,168,796

Denmark - 1.8%
Ambu A/S, B Shares (A)	71,204	3,028,569
Matas A/S	400,000	7,063,898
OW Bunker A/S (A) (B) (C) (E) (F)	450,000	0	(G)

		10,092,467

France - 7.2%
Albioma SA	51,167	881,525
Elis SA	400,000	7,222,283
Lectra (F)	290,000	4,804,943
Marie Brizard Wine & Spirits SA (B)	290,000	5,206,975
Rubis SCA	93,681	7,560,849
SPIE SA	400,000	7,606,875
Ubisoft Entertainment SA (B)	180,000	7,390,542

		40,673,992

Germany - 3.6%
Duerr AG (A)	55,000	4,742,726
RIB Software AG (A)	500,000	5,590,002
Wacker Chemie AG (A)	30,000	2,794,219
windeln.de AG (A) (B) (H)	160,000	695,843
XING AG	32,000	6,387,808

		20,210,598

Hong Kong - 2.4%
Convenience Retail Asia, Ltd.	648,000	280,635
Dah Chong Hong Holdings, Ltd.	2,737,000	1,347,616
Dah Sing Banking Group, Ltd.	802,444	1,501,790
Hysan Development Co., Ltd.	405,000	1,863,593
Johnson Electric Holdings, Ltd.	631,000	1,585,958
Sitoy Group Holdings, Ltd.	1,760,000	576,201
Techtronic Industries Co., Ltd.	1,238,000	5,241,841
Yue Yuen Industrial Holdings, Ltd.	307,500	1,248,486

		13,646,120

	Shares	Value
COMMON STOCKS (continued)
Indonesia - 1.0%
Ciputra Property Tbk PT	20,770,512	$ 983,144
Matahari Department Store Tbk PT	1,563,200	2,377,888
XL Axiata Tbk PT (B)	8,000,000	2,265,908

		5,626,940

Ireland - 6.6%
Dalata Hotel Group PLC (A) (B)	1,500,000	6,489,993
DCC PLC	46,000	4,106,268
FBD Holdings PLC (B) (F)	315,000	2,176,764
Glanbia PLC	100,000	1,925,756
Grafton Group PLC	200,000	1,478,293
IFG Group PLC	450,000	1,066,572
Irish Continental Group PLC	500,000	2,638,481
Irish Residential Properties REIT PLC	3,250,000	4,105,857
Kingspan Group PLC	70,000	1,608,635
Origin Enterprises PLC	775,000	4,679,698
Smurfit Kappa Group PLC, Class B	302,500	7,102,098

		37,378,415

Italy - 7.9%
Anima Holding SpA (H)	1,320,000	6,611,407
Banca Sistema SpA (F) (H)	936,434	2,211,124
Cairo Communication SpA (A) (F)	899,999	4,012,723
Cerved Information Solutions SpA	750,000	6,288,753
Credito Emiliano SpA	700,000	4,437,344
FinecoBank Banca Fineco SpA	600,000	3,561,949
Industria Macchine Automatiche SpA	20,000	1,179,490
Maire Tecnimont SpA (A)	2,500,000	6,361,423
Moleskine SpA	418,041	1,014,193
Prada SpA (A)	594,700	1,766,838
Technogym SpA (A) (B) (H)	340,464	1,495,911
Yoox Net-A-Porter Group SpA (A) (B)	210,000	5,878,894

		44,820,049

Japan - 22.6%
Ai Holdings Corp. (A)	152,000	3,779,331
AICA Kogyo Co., Ltd.	201,600	4,949,360
Arcs Co., Ltd.	203,400	5,296,553
Asahi Diamond Industrial Co., Ltd. (A)	119,400	932,639
Daibiru Corp.	531,800	5,185,877
Digital Garage, Inc. (A)	290,600	5,570,771
Eagle Industry Co., Ltd.	132,200	1,705,054
Fukushima Industries Corp.	151,100	5,212,643
Glory, Ltd.	109,800	3,088,411
Hitachi Transport System, Ltd.	209,000	4,129,407
JSP Corp.	199,400	4,635,437
Kakaku.com, Inc. (A)	186,100	3,906,759
Kissei Pharmaceutical Co., Ltd.	120,400	2,781,230
Koito Manufacturing Co., Ltd. (A)	64,400	3,231,519
Kumiai Chemical Industry Co., Ltd. (A)	385,400	2,349,378
Kureha Corp. (A)	806,000	3,388,778
Kuroda Electric Co., Ltd.	190,400	3,524,924
Lintec Corp.	80,600	1,727,566
Mitsui Sugar Co., Ltd.	235,000	1,179,203
Musashi Seimitsu Industry Co., Ltd. (A)	111,800	2,327,272
Nabtesco Corp. (A)	94,000	2,550,948
NEC Networks & System Integration Corp.	159,600	2,954,716
Nihon Parkerizing Co., Ltd. (A)	408,400	4,991,178
Nippon Densetsu Kogyo Co., Ltd.	266,100	5,403,628
Nippon Shinyaku Co., Ltd. (A)	73,400	4,071,583
Nitta Corp.	170,500	4,299,471
Obara Group, Inc. (A)	71,300	2,969,814
OBIC Business Consultants Co., Ltd. (A)	75,500	3,803,303
Shinmaywa Industries, Ltd.	317,000	2,143,676
Sumitomo Real Estate Sales Co., Ltd.	104,700	2,267,722

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Takasago International Corp.	59,100	$ 1,443,399
Tokai Tokyo Financial Holdings, Inc. (A)	877,300	4,152,848
TPR Co., Ltd.	135,500	2,929,514
Trusco Nakayama Corp.	90,800	4,591,836
Tsuruha Holdings, Inc., Class B (A)	50,500	5,790,660
Unipres Corp.	167,100	2,769,306
Yushin Precision Equipment Co., Ltd. (A)	80,800	1,564,765

		127,600,479

Luxembourg - 1.8%
BRAAS Monier Building Group SA (F)	249,447	6,035,003
L’Occitane International SA	1,957,250	4,091,900

		10,126,903

Malaysia - 0.5%
Bursa Malaysia Bhd	1,291,700	2,732,229

Netherlands - 2.5%
Beter Bed Holding NV (F)	200,000	4,583,802
Kendrion NV	46,705	1,255,800
Refresco Gerber NV (H)	80,000	1,249,030
SIF Holding NV (B)	180,000	2,887,795
Van Lanschot NV, CVA (A) (F)	160,385	2,691,451
Wessanen	100,000	1,219,739

		13,887,617

New Zealand - 0.7%
Fletcher Building, Ltd.	539,371	3,774,582

Norway - 0.1%
Storebrand ASA, Class A (B)	180,000	682,055

Republic of Korea - 1.9%
Hanon Systems	199,240	2,036,600
Mando Corp.	9,470	2,198,099
Medy-Tox, Inc.	8,737	3,382,794
S-1 Corp.	37,174	3,368,443

		10,985,936

Singapore - 0.7%
First Resources, Ltd. (A)	1,477,500	1,779,789
UOL Group, Ltd.	515,100	2,216,847

		3,996,636

Spain - 0.8%
Applus Services SA	122,975	1,307,493
Naturhouse Health SAU (F)	600,000	3,085,681

		4,393,174

Sweden - 3.6%
Bravida Holding AB (A) (H)	384,619	2,550,792
Bufab AB	600,000	4,347,318
Coor Service Management Holding AB (H)	1,050,000	6,073,974
Loomis AB, Class B	68,000	1,962,043
Modern Times Group MTG AB, Class B (A)	125,000	3,259,028
Nordax Group AB (H)	400,000	1,930,583

		20,123,738

Switzerland - 6.3%
Ascom Holding AG	325,000	5,549,680
Comet Holding AG (A) (B)	6,000	4,890,632
Helvetia Holding AG (A)	8,750	4,396,667
Interroll Holding AG (F)	7,610	7,726,207
Komax Holding AG	4,000	891,457

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Logitech International SA (A)	315,000	$ 6,288,950
OC Oerlikon Corp. AG (A) (B)	650,000	6,082,852

		35,826,445

Taiwan - 3.9%
Aerospace Industrial Development Corp.	2,668,000	3,652,276
Chroma ATE, Inc. (B)	1,961,000	4,945,040
CTCI Corp.	1,704,000	2,402,030
Eclat Textile Co., Ltd.	90,000	1,007,894
Gourmet Master Co., Ltd.	295,000	3,151,176
Merida Industry Co., Ltd.	612,220	2,828,758
ScinoPharm Taiwan, Ltd.	1,553,902	2,163,673
Toung Loong Textile Manufacturing	581,000	1,610,704

		21,761,551

Thailand - 0.9%
Bumrungrad Hospital PCL	532,100	2,810,979
LPN Development PCL (A)	5,970,500	2,245,580

		5,056,559

United Kingdom - 14.9%
A.G. Barr PLC (A)	145,000	1,036,261
Auto Trader Group PLC (H)	282,057	1,383,780
Berendsen PLC	175,000	2,957,579
Computacenter PLC	200,000	2,165,164
Crest Nicholson Holdings PLC	350,000	1,979,285
Dechra Pharmaceuticals PLC	255,000	4,488,480
Diploma PLC	225,000	2,541,520
Dunelm Group PLC	273,000	3,071,065
Elementis PLC	483,255	1,415,994
Grainger PLC	600,000	1,726,308
Halma PLC	200,000	2,776,598
HomeServe PLC	545,357	4,041,815
IG Group Holdings PLC	370,000	4,333,636
JRP Group PLC	1,050,159	1,471,833
Keller Group PLC	186,145	2,510,343
Kennedy Wilson Europe Real Estate PLC	200,000	2,633,665
Laird PLC	200,000	776,336
Londonmetric Property PLC, REIT	1,200,000	2,569,610
Lookers PLC	863,326	1,216,836
Micro Focus International PLC	90,000	2,305,979
Northgate PLC	500,000	2,527,789
Pets at Home Group PLC (A)	700,000	2,255,820
Photo-Me International PLC (A)	1,260,000	2,584,697
Redrow PLC (A)	450,000	2,013,563
Ricardo PLC	182,475	1,852,278
Safestore Holdings PLC, REIT	700,000	3,435,146
SDL PLC	367,217	2,104,351
Senior PLC	395,573	1,072,695
SSP Group PLC	879,287	3,719,160
SuperGroup PLC	150,000	3,148,487
Telecom Plus PLC (A)	200,000	2,752,776
Victrex PLC (A)	96,191	1,881,553
WS Atkins PLC	100,000	1,854,153
Zeal Network SE (A)	135,000	5,336,132

		83,940,687

United States - 0.3%
Samsonite International SA	627,300	1,778,795

Total Common Stocks (Cost $490,024,049)		547,548,067

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 13.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (I)	77,368,008	$ 77,368,008

Total Securities Lending Collateral (Cost $77,368,008)		77,368,008

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
State Street Bank & Trust Co. 0.03% (I), dated 07/29/2016, to be repurchased at $13,496,820 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 07/31/2020, and with a value of $13,768,388.	$ 13,496,786	13,496,786

Total Repurchase Agreement (Cost $13,496,786)		13,496,786

Total Investments (Cost $580,888,843) (J)		638,412,861
Net Other Assets (Liabilities) - (13.1)%		(73,946,213)

Net Assets - 100.0%		$ 564,466,648

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
Machinery	7.1%		$ 45,288,584
Commercial Services & Supplies	4.6		29,191,122
Specialty Retail	4.5		28,708,480
Software	4.1		25,999,120
Chemicals	4.0		25,243,210
Construction & Engineering	3.8		24,284,299
Real Estate Management & Development	3.0		19,122,736
Hotels, Restaurants & Leisure	2.9		18,696,461
Auto Components	2.7		17,197,364
Electronic Equipment, Instruments & Components	2.7		17,167,937
Trading Companies & Distributors	2.6		16,483,891
Banks	2.6		16,334,241
Pharmaceuticals	2.4		15,518,381
Capital Markets	2.4		15,097,891
Real Estate Investment Trusts	2.2		13,962,388
IT Services	2.1		13,565,640
Internet Software & Services	1.8		11,678,347
Food & Staples Retailing	1.8		11,367,848
Textiles, Apparel & Luxury Goods	1.7		10,957,296
Food Products	1.7		10,784,185
Diversified Financial Services	1.6		10,087,554
Media	1.5		9,834,233
Construction Materials	1.5		9,809,585
Household Durables	1.5		9,234,689
Insurance	1.4		8,727,319
Containers & Packaging	1.3		8,162,044
Gas Utilities	1.2		7,560,849
Beverages	1.2		7,492,266
Leisure Products	1.1		6,909,366
Road & Rail	1.0		6,657,196
Internet & Catalog Retail	1.0		6,574,737
Building Products	1.0		6,557,995
Technology Hardware, Storage & Peripherals	1.0		6,288,950
Electrical Equipment	0.9		5,729,553
Communications Equipment	0.9		5,549,680
Health Care Equipment & Supplies	0.8		5,020,864
Professional Services	0.8		5,013,924
Aerospace & Defense	0.7		4,724,971
Industrial Conglomerates	0.6		4,106,268
Metals & Mining	0.5		3,455,094
Biotechnology	0.5		3,382,794
Diversified Consumer Services	0.5		3,092,527
Health Care Providers & Services	0.4		2,810,979
Multi-Utilities	0.4		2,752,776
Marine	0.4		2,638,481
Multiline Retail	0.4		2,377,888
Wireless Telecommunication Services	0.4		2,265,908
Personal Products	0.3		1,851,015
Distributors	0.2		1,347,616
Independent Power & Renewable Electricity Producers	0.1		881,525
Oil, Gas & Consumable Fuels	0.0	(K)	0	(G)

Investments, at Value	85.8		547,548,067
Short-Term Investments	14.2		90,864,794

Total Investments	100.0%		$ 638,412,861

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2016 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Common Stocks	$3,092,527	$544,264,549	$190,991	$547,548,067
Securities Lending Collateral	77,368,008	—	—	77,368,008
Repurchase Agreement	—	13,496,786	—	13,496,786

Total Investments	$80,460,535	$557,761,335	$190,991	$638,412,861

Transfers (L)

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (D)	$—	$—	$190,991	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $73,415,979. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing securities.
(C)

Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2016, total value of securities is $190,991, representing less than 0.1% of the Fund’s net assets.

(D)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs, as of prior reporting period the security utilized significant observable inputs.
(E)	Securities are Level 3 of the fair value hierarchy.
(F)	Illiquid securities. At July 31, 2016, total value of illiquid securities is $37,327,698, representing 6.6% of the Fund’s net assets.
(G)	Rounds to less than $1 or $(1).
(H)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the total value of 144A securities is $24,202,444, representing 4.3% of the Fund’s net assets.

(I)	Rates disclosed reflect the yields at July 31, 2016.
(J)

Aggregate cost for federal income tax purposes is $580,888,843. Aggregate gross unrealized appreciation and depreciation for all securities is $107,180,018 and $49,656,000, respectively. Net unrealized appreciation for tax purposes is $57,524,018.

(K)	Percentage rounds to less than 0.1% or (0.1)%.
(L)

The Fund recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2016 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Australia - 3.3%
Bentham IMF, Ltd. (A)	2,644,049	$ 3,124,532
FlexiGroup, Ltd. (A)	3,091,526	4,698,810
Pact Group Holdings, Ltd. (A)	1,911,590	8,265,936
Senex Energy, Ltd. (A) (B)	12,060,400	2,428,805
WPP Aunz, Ltd. (A)	7,804,411	7,473,013

		25,991,096

Belgium - 2.5%
Barco NV	145,370	11,186,508
D’ieteren SA	193,708	8,489,373

		19,675,881

Canada - 0.2%
Entertainment One, Ltd.	204,839	534,869
Newalta Corp.	503,800	933,784

		1,468,653

Denmark - 1.9%
NKT Holding A/S	112,674	5,813,586
Schouw & Co.	157,754	9,151,963

		14,965,549

Finland - 3.6%
Kesko OYJ, Class B	199,700	8,899,331
Raisio OYJ, V Shares	921,800	4,245,960
Ramirent OYJ	1,043,235	8,840,836
Tieto OYJ	222,300	6,397,201

		28,383,328

France - 2.5%
Rothschild & Co.	449,328	11,202,381
Sopra Steria Group	68,800	8,076,435

		19,278,816

Germany - 4.8%
Bertrandt AG (A)	79,909	8,734,606
Gerresheimer AG	114,900	9,861,740
Rhoen-Klinikum AG	321,056	9,458,089
SAF-Holland SA	767,200	9,259,195

		37,313,630

Hong Kong - 5.0%
AMVIG Holdings, Ltd.	4,212,000	1,482,105
First Pacific Co., Ltd.	16,320,550	12,663,656
Kerry Logistics Network, Ltd.	6,104,800	8,718,445
Midland Holdings, Ltd. (B)	8,611,400	2,663,869
NewOcean Energy Holdings, Ltd.	9,545,120	2,829,678
Pacific Textiles Holdings, Ltd.	5,819,300	8,250,709
Shun Tak Holdings, Ltd.	8,176,000	2,645,102

		39,253,564

Ireland - 1.7%
Smurfit Kappa Group PLC, Class B	558,086	13,102,749

Italy - 4.4%
ASTM SpA	678,900	7,574,925
Danieli & C Officine Meccaniche SpA, Class B	491,690	7,283,653
Davide Campari (C)	482,900	4,985,814

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Davide Campari-Milano SpA	137,100	$ 1,415,521
Prysmian SpA	561,000	13,120,988

		34,380,901

Japan - 32.0%
Aida Engineering, Ltd.	1,028,400	8,688,007
Air Water, Inc.	592,300	10,228,183
Chugoku Marine Paints, Ltd.	1,256,700	8,584,504
Coca-Cola East Japan Co., Ltd. (A)	548,300	10,677,435
DA Consortium, Inc. (A)	288,800	2,991,734
Daiichikosho Co., Ltd. (A)	179,600	8,290,449
Denka Co., Ltd.	4,572,700	20,121,942
Dynam Japan Holdings Co., Ltd.	4,798,700	7,570,645
Eiken Chemical Co., Ltd.	192,700	4,545,782
Electric Power Development Co., Ltd.	272,300	6,327,469
Hakuhodo DY Holdings, Inc.	988,900	11,727,045
Hikari Tsushin, Inc.	187,400	15,703,141
HIS Co., Ltd. (A)	206,900	5,564,106
Kaken Pharmaceutical Co., Ltd.	154,100	10,315,117
Kintetsu World Express, Inc. (A)	813,700	11,483,589
Kumiai Chemical Industry Co., Ltd. (A)	1,145,300	6,981,689
Matsumotokiyoshi Holdings Co., Ltd.	85,100	3,807,336
Miraca Holdings, Inc.	47,000	2,178,762
Nakanishi, Inc.	257,100	8,907,223
Rohto Pharmaceutical Co., Ltd. (A)	783,100	13,707,224
Ryohin Keikaku Co., Ltd.	27,500	6,179,987
Sanwa Holdings Corp.	1,781,700	18,788,741
SKY Perfect JSAT Holdings, Inc.	2,280,100	10,167,546
Sogo Medical Co., Ltd.	175,000	6,740,334
Square Enix Holdings Co., Ltd.	268,100	8,447,508
Toho Holdings Co., Ltd. (A)	128,100	2,900,093
Token Corp.	97,100	8,184,055
Wakita & Co., Ltd.	447,600	3,040,004
Welcia Holdings Co., Ltd. (A)	105,700	7,033,890

		249,883,540

Mexico - 0.4%
Credito Real SAB de CV SOFOM ER	1,583,367	2,960,685

Netherlands - 2.3%
BinckBank NV (A)	1,097,544	6,127,911
Boskalis Westminster (A)	143,400	5,268,157
Delta Lloyd NV	1,956,000	6,986,855

		18,382,923

New Zealand - 1.0%
Air New Zealand, Ltd.	4,802,902	7,665,729

Norway - 0.5%
ABG Sundal Collier Holding ASA	6,986,206	4,239,509

Philippines - 0.5%
Alliance Global Group, Inc.	10,541,300	3,615,950

Portugal - 0.9%
CTT-Correios de Portugal SA	881,500	7,387,439

Republic of Korea - 2.5%
Eugene Technology Co., Ltd.	450,059	7,674,086
Interpark Holdings Corp.	845,000	4,488,461
Value Added Technologies Co., Ltd.	201,917	7,048,123

		19,210,670

Singapore - 1.0%
ARA Asset Management, Ltd. (A)	8,259,440	8,131,917

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Spain - 1.8%
Cia de Distribucion Integral Logista Holdings SA	568,600	$ 13,721,478

Sweden - 3.6%
Cloetta AB, Class B	4,498,500	16,402,150
Dios Fastigheter AB	1,235,054	9,742,450
Nobina AB (D)	436,476	2,397,379

		28,541,979

Switzerland - 2.9%
GAM Holding AG (B)	1,154,590	12,687,148
Gategroup Holding AG (A) (B)	99,600	5,312,959
Swissquote Group Holding SA (A) (B)	190,876	4,726,603

		22,726,710

United Kingdom - 17.5%
Berendsen PLC	413,151	6,982,440
Cineworld Group PLC	388,469	3,020,450
IG Group Holdings PLC	1,049,400	12,291,130
Inchcape PLC	1,012,900	9,035,120
Inmarsat PLC	648,800	6,714,676
Intermediate Capital Group PLC	1,538,927	11,670,249
International Personal Finance PLC	1,797,300	6,377,124
Ithaca Energy, Inc. (B)	5,370,200	3,907,395
Lancashire Holdings, Ltd. (A)	946,800	7,549,580
Northgate PLC	1,948,606	9,851,330
Pendragon PLC	14,310,764	5,998,164
Rentokil Initial PLC	3,989,300	11,351,222
Savills PLC	1,165,600	10,782,866
Stock Spirits Group PLC	3,598,049	7,380,848
Thomas Cook Group PLC (A) (B)	4,379,600	3,767,518
UBM PLC	2,233,864	19,852,272

		136,532,384

Total Common Stocks (Cost $806,162,060)		756,815,080

PREFERRED STOCK - 0.9%
Germany - 0.9%
Sartorius AG
0.54% (E)	87,508	6,993,174

Total Preferred Stock (Cost $2,382,875)		6,993,174

SECURITIES LENDING COLLATERAL - 4.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (E)	32,281,972	32,281,972

Total Securities Lending Collateral (Cost $32,281,972)		32,281,972

Principal	Value
REPURCHASE AGREEMENT - 1.9%

State Street Bank & Trust Co. 0.03% (E), dated 07/29/2016, to be repurchased at $14,763,220 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.88%, due 06/30/2020, and with a value of $15,061,001.

$ 14,763,183	$ 14,763,183

Total Repurchase Agreement (Cost $14,763,183)	14,763,183

Total Investments (Cost $855,590,090) (F)	810,853,409
Net Other Assets (Liabilities) - (3.7)%	(29,097,937)

Net Assets - 100.0%	$ 781,755,472

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Capital Markets	8.8%	$ 71,076,848
Media	7.9	64,057,378
Chemicals	5.7	45,916,318
Air Freight & Logistics	5.1	41,310,951
Food Products	3.7	29,800,073
Health Care Equipment & Supplies	3.4	27,494,302
Food & Staples Retailing	3.3	26,480,891
Beverages	3.0	24,459,618
Pharmaceuticals	3.0	24,022,341
Real Estate Management & Development	2.9	23,189,185
Containers & Packaging	2.8	22,850,790
Machinery	2.7	21,785,246
Specialty Retail	2.7	21,701,305
Building Products	2.3	18,788,741
Commercial Services & Supplies	2.3	18,333,662
Distributors	2.2	17,524,493
Hotels, Restaurants & Leisure	2.1	16,902,269
Diversified Financial Services	1.9	15,788,188
Health Care Providers & Services	1.8	14,536,944
Insurance	1.8	14,536,435
IT Services	1.8	14,473,636
Consumer Finance	1.7	14,036,619
Electrical Equipment	1.6	13,120,988
Transportation Infrastructure	1.6	12,887,884
Road & Rail	1.5	12,248,709
Trading Companies & Distributors	1.5	11,880,840
Electronic Equipment, Instruments & Components	1.4	11,186,508
Life Sciences Tools & Services	1.2	9,861,740
Auto Components	1.1	9,259,195
Oil, Gas & Consumable Fuels	1.1	9,165,878
Professional Services	1.1	8,734,606
Software	1.0	8,447,508
Textiles, Apparel & Luxury Goods	1.0	8,250,709
Household Durables	1.0	8,184,055
Semiconductors & Semiconductor Equipment	0.9	7,674,086
Airlines	0.9	7,665,729
Diversified Telecommunication Services	0.8	6,714,676
Independent Power & Renewable Electricity Producers	0.8	6,327,469
Industrial Conglomerates	0.8	6,261,052
Multiline Retail	0.8	6,179,987
Construction & Engineering	0.6	5,268,157
Internet & Catalog Retail	0.5	4,488,461
Energy Equipment & Services	0.1	933,784

Investments, at Value	94.2	763,808,254
Short-Term Investments	5.8	47,045,155

Total Investments	100.0%	$ 810,853,409

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$7,801,864	$749,013,216	$—	$756,815,080
Preferred Stock	—	6,993,174	—	6,993,174
Securities Lending Collateral	32,281,972	—	—	32,281,972
Repurchase Agreement	—	14,763,183	—	14,763,183

Total Investments	$40,083,836	$770,769,573	$—	$810,853,409

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $30,469,600. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing securities.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2016, value of the security is $4,985,814, representing 0.6% of the Fund’s net assets.
(D)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the value of the 144A security is $2,397,379, representing 0.3% of the Fund’s net assets.

(E)	Rates disclosed reflect the yields at July 31, 2016.
(F)

Aggregate cost for federal income tax purposes is $855,590,090. Aggregate gross unrealized appreciation and depreciation for all securities is $89,197,231 and $133,933,912, respectively. Net unrealized depreciation for tax purposes is $44,736,681.

(G)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2016 Form N-Q

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 95.1%
Auto Components - 0.7%
Metaldyne Performance Group, Inc. (A)	915,897	$ 14,553,603

Banks - 11.0%
Citigroup, Inc.	1,917,206	83,992,795
Comerica, Inc., Class A	1,184,130	53,570,041
JPMorgan Chase & Co.	1,467,645	93,885,251

		231,448,087

Beverages - 3.6%
Cott Corp. (A)	5,051,564	75,419,851

Biotechnology - 1.7%
Gilead Sciences, Inc.	441,350	35,074,084

Capital Markets - 2.7%
Morgan Stanley	1,941,110	55,768,090

Chemicals - 6.2%
Dow Chemical Co.	2,039,230	109,445,474
Monsanto Co.	200,713	21,430,127

		130,875,601

Communications Equipment - 2.2%
Nokia OYJ, ADR (B)	7,887,202	45,509,156

Consumer Finance - 4.2%
Synchrony Financial (C)	3,158,590	88,061,489

Diversified Telecommunication Services - 3.1%
Verizon Communications, Inc.	1,172,685	64,978,476

Electrical Equipment - 3.3%
Eaton Corp. PLC	1,100,000	69,751,000

Electronic Equipment, Instruments & Components - 6.4%
Corning, Inc. (B)	4,666,269	103,684,497
MTS Systems Corp. (A) (B)	640,000	30,355,200

		134,039,697

Food & Staples Retailing - 2.6%
Wal-Mart Stores, Inc.	750,000	54,727,500

Food Products - 7.4%
Nestle SA, ADR	607,451	48,735,794
Pinnacle Foods, Inc.	2,143,653	107,632,817

		156,368,611

Health Care Equipment & Supplies - 1.4%
Zimmer Biomet Holdings, Inc., Class A	219,147	28,738,938

Health Care Providers & Services - 1.0%
Cigna Corp.	167,820	21,642,067

Hotels, Restaurants & Leisure - 2.4%
Brinker International, Inc. (B)	500,000	23,570,000
McDonald’s Corp.	230,000	27,059,500

		50,629,500

Insurance - 4.5%
Chubb, Ltd.	760,000	95,197,600

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 2.2%
Bio-Rad Laboratories, Inc., Class A (B) (C)	245,084	$ 35,559,237
Fluidigm Corp. (A) (B) (C)	1,095,363	11,556,080

		47,115,317

Machinery - 3.7%
Caterpillar, Inc. (B)	400,000	33,104,000
Ingersoll-Rand PLC	308,534	20,443,463
Milacron Holdings Corp. (A) (B) (C)	1,391,779	23,966,434

		77,513,897

Oil, Gas & Consumable Fuels - 8.8%
Chevron Corp.	407,515	41,762,137
Hess Corp. (B)	900,000	48,285,000
Occidental Petroleum Corp.	1,274,665	95,255,716

		185,302,853

Pharmaceuticals - 3.8%
Pfizer, Inc.	2,165,484	79,884,705

Semiconductors & Semiconductor Equipment - 4.1%
Applied Materials, Inc., Class A	1,758,165	46,222,158
Intel Corp.	1,174,290	40,935,749

		87,157,907

Specialty Retail - 1.3%
Gap, Inc., Class A (B)	1,100,023	28,369,593

Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	250,000	26,052,500
EMC Corp.	4,150,419	117,373,849

		143,426,349

Total Common Stocks (Cost $1,784,384,084)		2,001,553,971

MASTER LIMITED PARTNERSHIP - 1.9%
Capital Markets - 1.9%
KKR & Co., LP	2,699,922	38,986,874

Total Master Limited Partnership (Cost $37,772,806)		38,986,874

SECURITIES LENDING COLLATERAL - 4.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (D)	103,902,657	103,902,657

Total Securities Lending Collateral (Cost $103,902,657)		103,902,657

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
State Street Bank & Trust Co. 0.03% (D), dated 07/29/2016, to be repurchased at $78,941,336 on 08/01/2016. Collateralized by U.S. Government Obligations, 1.50% - 1.63%, due 05/31/2020 - 06/30/2020, and with a total value of $80,523,488.	$ 78,941,139	78,941,139

Total Repurchase Agreement (Cost $78,941,139)		78,941,139

Total Investments (Cost $2,005,000,686) (E)		2,223,384,641
Net Other Assets (Liabilities) - (5.7)%		(119,150,816)

Net Assets - 100.0%		$ 2,104,233,825

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,001,553,971	$—	$—	$2,001,553,971
Master Limited Partnership	38,986,874	—	—	38,986,874
Securities Lending Collateral	103,902,657	—	—	103,902,657
Repurchase Agreement	—	78,941,139	—	78,941,139

Total Investments	$2,144,443,502	$78,941,139	$—	$2,223,384,641

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Illiquid securities. At July 31, 2016, total value of illiquid securities is $155,851,168, representing 7.4% of the Fund’s net assets.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $101,273,536. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Non-income producing securities.
(D)	Rates disclosed reflect the yields at July 31, 2016.
(E)

Aggregate cost for federal income tax purposes is $2,005,000,686. Aggregate gross unrealized appreciation and depreciation for all securities is $233,058,940 and $14,674,985, respectively. Net unrealized appreciation for tax purposes is $218,383,955.

(F)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 100.4%
Aerospace & Defense - 4.1%
Curtiss-Wright Corp.	930	$ 82,761
Honeywell International, Inc. (A)	2,400	279,192
L-3 Communications Holdings, Inc.	99	15,011
Textron, Inc.	1,388	54,132
United Technologies Corp.	1,424	153,294

		584,390

Airlines - 0.9%
Delta Air Lines, Inc.	1,854	71,842
United Continental Holdings, Inc. (B)	1,129	52,939

		124,781

Auto Components - 0.3%
Delphi Automotive PLC, Class A	599	40,624

Banks - 3.9%
Bank of America Corp.	4,228	61,264
Citigroup, Inc.	1,654	72,462
Citizens Financial Group, Inc.	1,958	43,722
East West Bancorp, Inc.	869	29,737
KeyCorp	7,337	85,843
Regions Financial Corp.	9,118	83,612
TCF Financial Corp.	1,761	23,932
Wells Fargo & Co.	1,363	65,383
Zions Bancorporation	3,381	94,262

		560,217

Beverages - 3.9%
Boston Beer Co., Inc., Class A (B)	217	39,685
Constellation Brands, Inc., Class A	686	112,936
Molson Coors Brewing Co., Class B (A)	2,753	281,246
PepsiCo, Inc.	1,106	120,466

		554,333

Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (B)	315	40,509
Biogen, Inc. (B)	199	57,696
BioMarin Pharmaceutical, Inc. (B)	146	14,515
Celgene Corp. (B)	453	50,822
Gilead Sciences, Inc.	567	45,060
Incyte Corp. (B)	163	14,704
Vertex Pharmaceuticals, Inc. (B)	635	61,595

		284,901

Building Products - 0.8%
Allegion PLC	285	20,631
Lennox International, Inc.	579	90,787

		111,418

Capital Markets - 1.5%
BlackRock, Inc., Class A	88	32,230
Charles Schwab Corp.	3,579	101,715
Morgan Stanley	2,239	64,327
State Street Corp.	245	16,116

		214,388

Chemicals - 1.9%
Dow Chemical Co.	311	16,691
E.I. du Pont de Nemours & Co.	516	35,692
Eastman Chemical Co.	2,124	138,548

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Mosaic Co.	1,619	$ 43,713
Westlake Chemical Corp.	767	35,083

		269,727

Construction & Engineering - 0.3%
Fluor Corp.	713	38,160

Construction Materials - 1.1%
Martin Marietta Materials, Inc.	390	79,034
Vulcan Materials Co.	581	72,032

		151,066

Consumer Finance - 0.2%
Discover Financial Services	561	31,887

Containers & Packaging - 1.7%
Crown Holdings, Inc. (B)	3,628	192,175
Sealed Air Corp., Class A	467	22,033
WestRock Co.	482	20,683

		234,891

Diversified Financial Services - 0.8%
Intercontinental Exchange, Inc.	319	84,280
Voya Financial, Inc.	867	22,221

		106,501

Electric Utilities - 3.5%
Edison International	1,058	81,868
Exelon Corp.	984	36,684
NextEra Energy, Inc.	1,798	230,665
Xcel Energy, Inc.	3,264	143,551

		492,768

Electrical Equipment - 1.5%
Eaton Corp. PLC	3,346	212,170

Electronic Equipment, Instruments & Components - 0.5%
TE Connectivity, Ltd.	1,174	70,769

Energy Equipment & Services - 0.2%
Schlumberger, Ltd.	356	28,665

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	536	89,630
Kroger Co.	3,138	107,288

		196,918

Food Products - 1.3%
ConAgra Foods, Inc.	940	43,954
Mondelez International, Inc., Class A	1,910	84,002
Post Holdings, Inc. (B)	730	63,269

		191,225

Gas Utilities - 0.1%
UGI Corp.	355	16,067

Health Care Equipment & Supplies - 0.6%
Boston Scientific Corp. (B)	3,782	91,827

Health Care Providers & Services - 4.9%
Aetna, Inc. (A)	2,467	284,223
Humana, Inc., Class A (A)	1,671	288,331
McKesson Corp.	635	123,546

		696,100

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 3.8%
Carnival Corp.	1,549	$ 72,369
Chipotle Mexican Grill, Inc., Class A (B)	91	38,583
Hilton Worldwide Holdings, Inc.	3,340	77,455
Norwegian Cruise Line Holdings, Ltd. (B)	301	12,823
Royal Caribbean Cruises, Ltd., Class A	2,537	183,780
Starbucks Corp.	2,580	149,769

		534,779

Household Durables - 1.7%
D.R. Horton, Inc.	5,072	166,767
Harman International Industries, Inc.	235	19,420
PulteGroup, Inc.	1,047	22,176
Toll Brothers, Inc. (B)	1,299	36,385

		244,748

Household Products - 0.7%
Kimberly-Clark Corp.	770	99,753

Insurance - 4.7%
Arthur J. Gallagher & Co.	2,661	130,895
Chubb, Ltd. (A)	2,601	325,801
Hartford Financial Services Group, Inc.	898	35,785
MetLife, Inc.	4,171	178,269

		670,750

Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (A) (B)	424	321,735

Internet Software & Services - 4.6%
Alphabet, Inc., Class C (A) (B)	495	380,551
Facebook, Inc., Class A (A) (B)	2,226	275,890

		656,441

IT Services - 3.7%
Accenture PLC, Class A	1,274	143,720
Alliance Data Systems Corp. (B)	62	14,361
Fidelity National Information Services, Inc.	1,978	157,310
First Data Corp., Class A (B)	2,720	33,728
Vantiv, Inc., Class A (B)	1,140	62,438
Visa, Inc., Class A	613	47,845
WEX, Inc. (B)	702	65,763

		525,165

Life Sciences Tools & Services - 0.3%
Illumina, Inc. (B)	233	38,760

Machinery - 2.5%
Cummins, Inc.	357	43,829
Ingersoll-Rand PLC	442	29,287
Pentair PLC	627	40,015
Snap-on, Inc.	355	55,796
Stanley Black & Decker, Inc.	1,539	187,296

		356,223

Media - 4.4%
CBS Corp., Class B	1,133	59,165
Charter Communications, Inc., Class A (B)	388	91,129
DISH Network Corp., Class A (B)	1,581	84,457
Sirius XM Holdings, Inc. (B)	16,497	72,422
Time Warner, Inc.	941	72,128
Twenty-First Century Fox, Inc., Class B (A)	9,065	245,027

		624,328

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 2.1%
CMS Energy Corp.	2,226	$ 100,570
NiSource, Inc., Class B	548	14,062
Public Service Enterprise Group, Inc.	1,245	57,282
SCANA Corp.	388	29,077
Sempra Energy	367	41,060
WEC Energy Group, Inc.	891	57,835

		299,886

Multiline Retail - 0.3%
Dollar General Corp.	390	36,949

Oil, Gas & Consumable Fuels - 4.2%
Cabot Oil & Gas Corp.	1,388	34,242
Concho Resources, Inc. (B)	249	30,926
Diamondback Energy, Inc. (B)	2,689	236,067
EOG Resources, Inc.	500	40,850
Pioneer Natural Resources Co.	1,257	204,351
TransCanada Corp.	597	27,671
Valero Energy Corp.	547	28,597

		602,704

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	337	31,307

Pharmaceuticals - 2.2%
Allergan PLC (B)	420	106,239
Bristol-Myers Squibb Co.	1,169	87,453
Eli Lilly & Co.	749	62,085
Pfizer, Inc.	1,435	52,937

		308,714

Real Estate Investment Trusts - 2.6%
AvalonBay Communities, Inc.	388	72,032
Equinix, Inc.	97	36,168
Kimco Realty Corp.	4,054	130,134
Regency Centers Corp.	300	25,479
SL Green Realty Corp.	782	92,135
STORE Capital Corp.	645	20,118

		376,066

Road & Rail - 4.6%
Canadian National Railway Co.	483	30,531
Canadian Pacific Railway, Ltd.	1,601	239,798
Union Pacific Corp. (A)	4,128	384,110

		654,439

Semiconductors & Semiconductor Equipment - 7.8%
Broadcom, Ltd. (A)	2,294	371,582
Lam Research Corp. (A)	2,856	256,383
NXP Semiconductors NV (A) (B)	3,527	296,585
Texas Instruments, Inc.	2,589	180,583

		1,105,133

Software - 3.0%
Adobe Systems, Inc. (B)	1,889	184,857
Citrix Systems, Inc. (B)	229	20,411
Microsoft Corp.	1,942	110,073
Mobileye NV (B)	1,175	56,294
Workday, Inc., Class A (B)	581	48,421

		420,056

Specialty Retail - 4.5%
Best Buy Co., Inc.	1,899	63,806
Home Depot, Inc.	293	40,504

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Lowe’s Cos., Inc. (A)	5,230	$ 430,325
O’Reilly Automotive, Inc. (B)	360	104,627

		639,262

Technology Hardware, Storage & Peripherals - 0.5%
HP, Inc.	2,164	30,318
Western Digital Corp.	705	33,494

		63,812

Tobacco - 0.8%
Philip Morris International, Inc.	1,158	116,101

Water Utilities - 0.1%
American Water Works Co., Inc.	134	11,066

Wireless Telecommunication Services - 1.4%
T-Mobile US, Inc. (B)	4,378	202,876

Total Common Stocks (Cost $11,909,127)		14,244,846

	Principal	Value
REPURCHASE AGREEMENT - 5.6%
State Street Bank & Trust Co. 0.03% (C), dated 07/29/2016, to be repurchased at $798,580 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 08/31/2020, and with a value of $816,000.	$ 798,578	798,578

Total Repurchase Agreement (Cost $798,578)		798,578

Total Investments (Cost $12,707,705) (D)		15,043,424

	Shares	Value
SECURITIES SOLD SHORT - (71.2)% (E)
COMMON STOCKS - (71.2)%
Aerospace & Defense - (2.9)%
Boeing Co.	(1,921)	(256,761)
Lockheed Martin Corp.	(522)	(131,925)
Raytheon Co.	(188)	(26,232)

		(414,918)

Air Freight & Logistics - (0.1)%
CH Robinson Worldwide, Inc.	(288)	(20,051)

Airlines - (0.0)% (F)
American Airlines Group, Inc.	(146)	(5,183)

Auto Components - (0.4)%
Autoliv, Inc.	(227)	(24,017)
BorgWarner, Inc.	(410)	(13,604)
Lear Corp.	(230)	(26,093)

		(63,714)

Automobiles - (0.6)%
Ford Motor Co.	(2,939)	(37,208)
General Motors Co.	(1,565)	(49,360)

		(86,568)

Banks - (1.5)%
Bank of Hawaii Corp.	(543)	(37,423)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Banks (continued)
Fifth Third Bancorp	(906)	$ (17,196)
First Horizon National Corp.	(1,985)	(28,902)
M&T Bank Corp.	(249)	(28,525)
People’s United Financial, Inc.	(2,165)	(32,821)
PNC Financial Services Group, Inc.	(286)	(23,638)
US Bancorp	(916)	(38,628)

		(207,133)

Beverages - (1.0)%
Brown-Forman Corp., Class B	(1,095)	(107,518)
Coca-Cola Co.	(641)	(27,967)

		(135,485)

Biotechnology - (0.6)%
AbbVie, Inc., Class G	(1,366)	(90,470)
Shire PLC, ADR	(10)	(1,941)

		(92,411)

Capital Markets - (1.1)%
Federated Investors, Inc., Class B	(1,038)	(32,770)
Franklin Resources, Inc.	(1,163)	(42,089)
Invesco, Ltd.	(469)	(13,685)
Northern Trust Corp.	(106)	(7,165)
T. Rowe Price Group, Inc.	(941)	(66,519)

		(162,228)

Chemicals - (1.6)%
Ecolab, Inc.	(576)	(68,187)
LyondellBasell Industries NV, Class A	(1,387)	(104,385)
Praxair, Inc.	(194)	(22,609)
Sherwin-Williams Co.	(107)	(32,071)

		(227,252)

Communications Equipment - (1.1)%
Cisco Systems, Inc.	(3,754)	(114,610)
Juniper Networks, Inc.	(1,741)	(39,503)

		(154,113)

Containers & Packaging - (0.7)%
Avery Dennison Corp.	(376)	(29,287)
International Paper Co.	(642)	(29,410)
Sonoco Products Co.	(694)	(35,345)

		(94,042)

Diversified Financial Services - (0.4)%
CME Group, Inc., Class A	(609)	(62,264)

Diversified Telecommunication Services - (2.7)%
AT&T, Inc.	(293)	(12,684)
CenturyLink, Inc.	(2,700)	(84,888)
Verizon Communications, Inc.	(5,189)	(287,522)

		(385,094)

Electric Utilities - (2.6)%
Duke Energy Corp.	(2,292)	(196,172)
FirstEnergy Corp.	(1,000)	(34,920)
Southern Co.	(2,689)	(143,862)

		(374,954)

Electrical Equipment - (0.4)%
Emerson Electric Co.	(281)	(15,708)
Rockwell Automation, Inc., Class B	(324)	(37,065)

		(52,773)

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - (0.2)%
Amphenol Corp., Class A	(373)	$ (22,201)

Energy Equipment & Services - (0.1)%
Baker Hughes, Inc.	(455)	(21,763)

Food & Staples Retailing - (2.3)%
CVS Health Corp.	(1,352)	(125,357)
Sysco Corp.	(1,361)	(70,486)
Wal-Mart Stores, Inc.	(647)	(47,212)
Whole Foods Market, Inc.	(2,747)	(83,729)

		(326,784)

Food Products - (2.0)%
General Mills, Inc.	(1,211)	(87,059)
Kellogg Co.	(624)	(51,611)
Kraft Heinz Co.	(1,638)	(141,507)

		(280,177)

Health Care Equipment & Supplies - (1.7)%
Baxter International, Inc.	(1,644)	(78,945)
CR Bard, Inc.	(236)	(52,800)
Medtronic PLC	(924)	(80,970)
Varian Medical Systems, Inc.	(307)	(29,085)

		(241,800)

Health Care Providers & Services - (1.6)%
Community Health Systems, Inc.	(1,608)	(20,534)
DaVita HealthCare Partners, Inc.	(155)	(12,019)
Express Scripts Holding Co.	(1,337)	(101,706)
HCA Holdings, Inc.	(242)	(18,665)
Laboratory Corp. of America Holdings	(243)	(33,913)
Quest Diagnostics, Inc.	(186)	(16,063)
Tenet Healthcare Corp.	(743)	(22,743)

		(225,643)

Health Care Technology - (0.5)%
athenahealth, Inc.	(211)	(26,963)
Cerner Corp.	(656)	(40,928)

		(67,891)

Hotels, Restaurants & Leisure - (2.2)%
Choice Hotels International, Inc.	(301)	(14,535)
Darden Restaurants, Inc.	(1,651)	(101,636)
Hyatt Hotels Corp., Class A	(573)	(28,902)
Marriott International, Inc., Class A	(832)	(59,654)
McDonald’s Corp.	(901)	(106,003)

		(310,730)

Household Durables - (0.4)%
Garmin, Ltd.	(376)	(20,428)
Lennar Corp., Class A	(899)	(42,073)

		(62,501)

Household Products - (3.3)%
Church & Dwight Co., Inc.	(548)	(53,836)
Clorox Co.	(1,264)	(165,672)
Colgate-Palmolive Co.	(1,427)	(106,212)
Procter & Gamble Co.	(1,595)	(136,516)

		(462,236)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Industrial Conglomerates - (3.4)%
3M Co.	(1,013)	$ (180,678)
General Electric Co.	(9,491)	(295,550)

		(476,228)

Insurance - (3.7)%
Aflac, Inc.	(728)	(52,620)
Allstate Corp.	(339)	(23,164)
Aon PLC	(83)	(8,887)
Arch Capital Group, Ltd.	(872)	(63,333)
Assurant, Inc.	(156)	(12,949)
Genworth Financial, Inc., Class A	(2,879)	(8,234)
Progressive Corp.	(3,706)	(120,482)
RenaissanceRe Holdings, Ltd.	(128)	(15,043)
Torchmark Corp.	(771)	(47,702)
Travelers Cos., Inc.	(431)	(50,091)
WR Berkley Corp.	(2,037)	(118,533)

		(521,038)

Internet & Catalog Retail - (1.1)%
Expedia, Inc.	(347)	(40,478)
Netflix, Inc.	(1,079)	(98,459)
Priceline Group, Inc.	(14)	(18,911)

		(157,848)

Internet Software & Services - (0.1)%
GrubHub, Inc.	(276)	(10,466)

IT Services - (1.0)%
Automatic Data Processing, Inc.	(182)	(16,189)
International Business Machines Corp.	(340)	(54,611)
Paychex, Inc.	(1,120)	(66,393)

		(137,193)

Leisure Products - (0.9)%
Hasbro, Inc.	(496)	(40,290)
Mattel, Inc.	(2,654)	(88,591)

		(128,881)

Machinery - (1.7)%
AGCO Corp.	(994)	(47,871)
Deere & Co.	(523)	(40,642)
Donaldson Co., Inc.	(1,770)	(63,950)
Flowserve Corp.	(728)	(34,835)
Illinois Tool Works, Inc., Class A	(444)	(51,238)

		(238,536)

Media - (4.0)%
AMC Networks, Inc., Class A	(515)	(28,510)
Cinemark Holdings, Inc.	(1,477)	(55,535)
Discovery Communications, Inc., Series A	(2,332)	(58,510)
Interpublic Group of Cos., Inc.	(2,264)	(52,208)
News Corp., Class A	(4,107)	(53,268)
Omnicom Group, Inc.	(1,335)	(109,857)
Regal Entertainment Group, Class A	(2,198)	(51,697)
Scripps Networks Interactive, Inc., Class A	(828)	(54,698)
Walt Disney, Co.	(1,062)	(101,899)

		(566,182)

Metals & Mining - (1.0)%
Alcoa, Inc.	(7,268)	(77,186)
Compass Minerals International, Inc.	(835)	(58,108)
Freeport-McMoRan, Inc.	(523)	(6,778)

		(142,072)

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2016 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Multi-Utilities - (3.4)%
Ameren Corp.	(2,049)	$ (107,449)
Consolidated Edison, Inc.	(533)	(42,683)
Dominion Resources, Inc.	(3,097)	(241,628)
DTE Energy Co.	(1,004)	(97,910)

		(489,670)

Multiline Retail - (0.9)%
Kohl’s Corp.	(810)	(33,688)
Nordstrom, Inc.	(334)	(14,773)
Target Corp.	(1,149)	(86,554)

		(135,015)

Oil, Gas & Consumable Fuels - (1.6)%
Anadarko Petroleum Corp.	(297)	(16,195)
Apache Corp.	(203)	(10,658)
Chevron Corp.	(270)	(27,670)
ConocoPhillips	(756)	(30,860)
Devon Energy Corp., Class A	(292)	(11,178)
Exxon Mobil Corp.	(1,060)	(94,287)
Hess Corp.	(251)	(13,466)
Marathon Oil Corp.	(571)	(7,788)
Murphy Oil Corp.	(243)	(6,665)
Phillips 66	(185)	(14,071)

		(232,838)

Paper & Forest Products - (0.2)%
Domtar Corp.	(558)	(21,968)

Personal Products - (0.3)%
Coty, Inc., Class A	(1,747)	(46,942)

Pharmaceuticals - (0.4)%
Johnson & Johnson	(490)	(61,363)

Professional Services - (0.2)%
Nielsen Holdings PLC	(573)	(30,862)

Real Estate Investment Trusts - (2.3)%
Crown Castle International Corp.	(135)	(13,099)
Digital Realty Trust, Inc.	(526)	(54,946)
Federal Realty Investment Trust	(398)	(67,541)
Four Corners Property Trust, Inc.	(221)	(4,791)
Healthcare Trust of America, Inc., Class A	(320)	(10,896)
Host Hotels & Resorts, Inc.	(2,625)	(46,567)
UDR, Inc.	(380)	(14,147)
Ventas, Inc.	(1,158)	(88,193)
Welltower, Inc.	(303)	(24,037)

		(324,217)

Road & Rail - (1.7)%
Heartland Express, Inc.	(6,305)	(116,769)
Knight Transportation, Inc.	(1,987)	(59,272)
Werner Enterprises, Inc.	(2,623)	(65,890)

		(241,931)

Semiconductors & Semiconductor Equipment - (6.3)%
Intel Corp.	(5,426)	(189,150)
Linear Technology Corp.	(976)	(58,550)
Maxim Integrated Products, Inc., Class A	(527)	(21,491)
Microchip Technology, Inc.	(3,739)	(208,027)
Micron Technology, Inc.	(1,135)	(15,595)
NVIDIA Corp.	(1,136)	(64,866)
QUALCOMM, Inc.	(2,839)	(177,665)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	(4,199)	$ (116,648)
Xilinx, Inc.	(731)	(37,339)

		(889,331)

Software - (1.2)%
Oracle Corp.	(2,556)	(104,898)
salesforce.com, Inc.	(489)	(40,000)
SAP SE, ADR	(283)	(24,732)

		(169,630)

Specialty Retail - (1.7)%
Abercrombie & Fitch Co., Class A	(1,271)	(26,323)
Bed Bath & Beyond, Inc.	(2,772)	(124,601)
CarMax, Inc.	(708)	(41,248)
DSW, Inc., Class A	(1,013)	(24,575)
Gap, Inc.	(787)	(20,297)

		(237,044)

Technology Hardware, Storage & Peripherals - (1.1)%
Apple, Inc.	(1,264)	(131,722)
Seagate Technology PLC	(704)	(22,549)

		(154,271)

Textiles, Apparel & Luxury Goods - (0.5)%
NIKE, Inc., Class B	(244)	(13,542)
Under Armour, Inc., Class A	(987)	(38,947)
Under Armour, Inc., Class C	(424)	(15,151)

		(67,640)

Trading Companies & Distributors - (0.5)%
Fastenal Co.	(463)	(19,793)
WW Grainger, Inc.	(207)	(45,302)

		(65,095)

Total Common Stocks (Proceeds $9,167,773)		(10,106,170)

Total Securities Sold Short (Proceeds $9,167,773)		(10,106,170)

Net Other Assets (Liabilities) - 65.2%		9,258,938

Net Assets - 100.0%		$ 14,196,192

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2016 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$14,244,846	$—	$—	$14,244,846
Repurchase Agreement	—	798,578	—	798,578

Total Investments	$14,244,846	$798,578	$—	$15,043,424

LIABILITIES
Securities Sold Short
Common Stocks	$(10,106,170)	$—	$—	$(10,106,170)

Total Securities Sold Short	$(10,106,170)	$—	$—	$(10,106,170)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of these securities have been segregated as collateral for open securities sold short transactions. The total value of all securities segregated as collateral for open securities sold short transactions is $3,339,454.

(B)	Non-income producing securities.
(C)	Rate disclosed reflects the yield at July 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $12,707,705. Aggregate gross unrealized appreciation and depreciation for all securities is $2,423,151 and $87,432, respectively. Net unrealized appreciation for tax purposes is $2,335,719.

(E)	Cash in the amount of $9,311,278 has been segregated by the custodian as collateral for open securities sold short transactions.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2016 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 78.5%
U.S. Treasury Bill
0.38% (A), 11/17/2016	$ 137,065,000	$ 136,957,952
0.48% (A), 11/25/2016	6,052,000	6,046,898
0.49% (A), 11/25/2016	31,072,000	31,045,806

Total Short-Term U.S. Government Obligations (Cost $173,975,830)		174,050,656

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 13.1%
Money Market Funds - 13.1%
BlackRock Liquidity Funds T-Fund Portfolio	2,914,816	2,914,816
Dreyfus Treasury Cash Management	11,659,262	11,659,262
UBS Select Treasury Preferred	14,574,077	14,574,077

Total Short-Term Investment Companies (Cost $29,148,155)		29,148,155

Total Investments (Cost $203,123,985) (B)		203,198,811
Net Other Assets (Liabilities) - 8.4%		18,550,999

Net Assets - 100.0%		$ 221,749,810

OVER-THE-COUNTER SWAP AGREEMENTS: (C) (D)

Total Return Swap Agreements – Payable (E)

Reference Entity	Counterparty	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Aluminum Futures	CITI	09/19/2016	200	$(1,450)	$—	$(1,450)
Cocoa Futures	DUB	08/05/2016	170	3,800	—	3,800
Cocoa Futures	CITI	08/05/2016	180	8,412	—	8,412
Corn Futures	MLI	08/26/2016	120,000	(2,588)	—	(2,588)
Corn Futures	CITI	08/26/2016	265,000	673	—	673
Heating Oil Futures	DUB	08/30/2016	840,000	16,653	—	16,653
Heating Oil Futures	CITI	08/30/2016	504,000	47,998	—	47,998
HG Copper Futures	DUB	08/31/2016	500,000	(61,157)	—	(61,157)
HSCEI China Index Futures	GSB	08/30/2016	300	3,364	—	3,364
RBOB Gasoline Futures	MLI	08/30/2016	294,000	18,148	—	18,148
RBOB Gasoline Futures	DUB	08/30/2016	42,000	1,008	—	1,008
Soybean Oil Futures	MLI	11/25/2016	1,440,000	9,906	—	9,906
Swiss Market Index Futures	BOA	09/16/2016	60	1,225	—	1,225
Wheat Futures	DUB	08/26/2016	90,000	82,478	—	82,478
Wheat Futures	CITI	08/26/2016	95,000	85,738	—	85,738
Wheat Futures	CITI	08/26/2016	350,000	91,735	—	91,735
WTI Crude Futures	DUB	08/19/2016	18,000	18,000	—	18,000
WTI Crude Futures	CITI	08/19/2016	32,000	115,200	—	115,200

Total				$439,143	$—	$439,143

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued): (C) (D)

Total Return Swap Agreements – Receivable (E)

Reference Entity	Counterparty	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	BOA	09/30/2016	402,000	$93,163	$—	$93,163
5-Year U.S. Treasury Note Futures	BOA	09/30/2016	151,000	299,537	—	299,537
10-Year Italy Government Bond Futures	BOA	09/08/2016	19,000	80,505	—	80,505
BM&F Bovespa Index Futures	BOA	08/17/2016	95	13,482	—	13,482
Cocoa Futures	CITI	08/31/2016	30	2,660	—	2,660
Cotton No. 2 Futures	DUB	11/11/2016	150,000	1,590	—	1,590
Cotton No. 2 Futures	CITI	11/11/2016	950,000	77,838	—	77,838
Euro OAT Futures	BOA	09/08/2016	55,000	359,698	—	359,698
German Euro BOBL Futures	BOA	09/08/2016	213,000	349,914	—	349,914
German Euro Schatz Futures	BOA	09/08/2016	359,000	71,255	—	71,255
Gold Futures	CITI	11/30/2016	4,000	71,200	—	71,200
Hang Seng Index Futures	BOA	08/30/2016	500	(2,327)	—	(2,327)
Hang Seng Index Futures	GSB	08/30/2016	950	(19,177)	—	(19,177)
KOSPI 200 Index Futures	BOA	09/08/2016	4,000,000	21,321	—	21,321
MSCI Taiwan Index Futures	BOA	08/30/2016	3,200	13,544	—	13,544
MSCI Taiwan Index Futures	GSB	08/30/2016	1,900	4,557	—	4,557
Palladium Futures	MLI	08/31/2016	400	15,370	—	15,370
Palladium Futures	DUB	08/31/2016	100	(380)	—	(380)
Palladium Futures	CITI	08/31/2016	200	3,122	—	3,122
Platinum Futures	CITI	09/30/2016	350	20,909	—	20,909
SGX CNX Nifty Index Futures	BOA	08/25/2016	50	5,372	—	5,372
Silver Futures	MLI	08/31/2016	50,000	152,500	—	152,500
Silver Futures	CITI	08/31/2016	20,000	20,850	—	20,850
Soybean Futures	MLI	10/21/2016	180,000	(259,938)	—	(259,938)
Soybean Meal Futures	MLI	11/25/2016	5,000	(283,100)	—	(283,100)
Soybean Meal Futures	CITI	11/25/2016	1,100	(49,885)	—	(49,885)
TAIEX Futures	BOA	08/17/2016	14,600	9,209	—	9,209
U.S. Treasury Note Futures	BOA	09/21/2016	19,000	296,589	—	296,589

Total				$1,369,378	$—	$1,369,378

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

FUTURES CONTRACTS: (F)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month Aluminum	Long	2	08/11/2016	$3,022	$—
3-Month Aluminum	Short	(2)	08/11/2016	—	(3,284)
3-Month Aluminum	Long	3	08/12/2016	5,548	—
3-Month Aluminum	Short	(3)	08/12/2016	—	(6,037)
3-Month Aluminum	Long	4	08/25/2016	8,683	—
3-Month Aluminum	Short	(4)	08/25/2016	—	(9,038)
3-Month Aluminum	Long	8	08/26/2016	16,319	—
3-Month Aluminum	Short	(8)	08/26/2016	—	(16,370)
3-Month Aluminum	Long	4	09/01/2016	8,649	—
3-Month Aluminum	Short	(4)	09/01/2016	—	(8,461)
3-Month Aluminum	Long	3	09/02/2016	5,176	—
3-Month Aluminum	Short	(3)	09/02/2016	—	(5,882)
3-Month Aluminum	Long	2	09/07/2016	4,386	—
3-Month Aluminum	Short	(2)	09/07/2016	—	(4,429)
3-Month Aluminum	Long	3	09/08/2016	3,118	—
3-Month Aluminum	Short	(3)	09/08/2016	—	(3,739)
3-Month Aluminum	Long	8	09/09/2016	10,616	—
3-Month Aluminum	Short	(8)	09/09/2016	—	(10,420)
3-Month Aluminum	Long	4	09/13/2016	5,439	—
3-Month Aluminum	Short	(4)	09/13/2016	—	(6,624)
3-Month Aluminum	Long	2	09/14/2016	1,771	—
3-Month Aluminum	Short	(2)	09/14/2016	—	(1,753)
3-Month Aluminum	Long	3	09/29/2016	1,073	—
3-Month Aluminum	Short	(3)	09/29/2016	—	(1,033)
3-Month Aluminum	Long	7	09/30/2016	—	(1,870)
3-Month Aluminum	Short	(7)	09/30/2016	767	—
3-Month Aluminum	Long	4	10/06/2016	—	(328)
3-Month Aluminum	Short	(4)	10/06/2016	1,128	—
3-Month Aluminum	Long	6	10/07/2016	—	(1,499)
3-Month Aluminum	Short	(6)	10/07/2016	961	—
3-Month Aluminum	Long	2	10/14/2016	—	(1,924)
3-Month Aluminum	Short	(2)	10/14/2016	1,884	—
3-Month Aluminum	Long	1	10/19/2016	—	(278)
3-Month Aluminum	Short	(1)	10/19/2016	257	—
3-Month Aluminum	Long	6	10/20/2016	810	—
3-Month Aluminum	Short	(6)	10/20/2016	—	(2,559)
3-Month Aluminum	Long	6	10/21/2016	3,623	—
3-Month Aluminum	Short	(6)	10/21/2016	—	(4,735)
3-Month Aluminum	Long	2	10/25/2016	1,695	—
3-Month Aluminum	Short	(2)	10/25/2016	—	(1,891)
3-Month Aluminum	Long	3	10/26/2016	2,880	—
3-Month Aluminum	Short	(3)	10/26/2016	—	(2,838)
3-Month Aluminum	Long	4	10/27/2016	5,010	—
3-Month Aluminum	Short	(4)	10/27/2016	—	(5,001)
3-Month Canada Bankers’ Acceptance	Short	(83)	12/19/2016	—	(1,630)
3-Month Canada Bankers’ Acceptance	Short	(45)	03/13/2017	—	(1,284)
3-Month Copper	Long	2	08/03/2016	—	(1,556)
3-Month Copper	Short	(2)	08/03/2016	—	(279)
3-Month Copper	Long	5	08/11/2016	23,416	—
3-Month Copper	Short	(5)	08/11/2016	—	(24,947)
3-Month Copper	Long	4	08/12/2016	26,037	—
3-Month Copper	Short	(4)	08/12/2016	—	(26,902)
3-Month Copper	Long	5	08/16/2016	35,707	—
3-Month Copper	Short	(5)	08/16/2016	—	(34,009)
3-Month Copper	Long	1	08/17/2016	6,927	—
3-Month Copper	Short	(1)	08/17/2016	—	(6,950)
3-Month Copper	Long	4	08/19/2016	30,965	—
3-Month Copper	Short	(4)	08/19/2016	—	(32,397)
3-Month Copper	Long	2	08/23/2016	17,961	—
3-Month Copper	Short	(2)	08/23/2016	—	(17,608)
3-Month Copper	Long	4	08/24/2016	31,577	—
3-Month Copper	Short	(4)	08/24/2016	—	(31,507)

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

FUTURES CONTRACTS (continued): (F)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month Copper	Long	2	08/25/2016	$14,376	$—
3-Month Copper	Short	(2)	08/25/2016	—	(13,746)
3-Month Copper	Long	2	08/26/2016	11,318	—
3-Month Copper	Short	(2)	08/26/2016	—	(11,437)
3-Month Copper	Long	4	09/01/2016	31,351	—
3-Month Copper	Short	(4)	09/01/2016	—	(32,965)
3-Month Copper	Long	5	09/02/2016	36,882	—
3-Month Copper	Short	(5)	09/02/2016	—	(38,912)
3-Month Copper	Long	1	09/16/2016	9,258	—
3-Month Copper	Short	(1)	09/16/2016	—	(8,772)
3-Month Copper	Long	3	09/22/2016	15,164	—
3-Month Copper	Short	(3)	09/22/2016	—	(15,232)
3-Month Copper	Long	4	09/27/2016	21,121	—
3-Month Copper	Short	(4)	09/27/2016	—	(21,236)
3-Month Copper	Long	3	09/29/2016	8,279	—
3-Month Copper	Short	(3)	09/29/2016	—	(8,439)
3-Month Copper	Long	7	09/30/2016	15,835	—
3-Month Copper	Short	(7)	09/30/2016	—	(18,464)
3-Month Copper	Long	1	10/06/2016	4,527	—
3-Month Copper	Short	(1)	10/06/2016	—	(4,851)
3-Month Copper	Long	2	10/07/2016	10,478	—
3-Month Copper	Short	(2)	10/07/2016	—	(10,524)
3-Month Copper	Long	1	10/13/2016	—	(476)
3-Month Copper	Short	(1)	10/13/2016	390	—
3-Month Copper	Long	1	10/14/2016	—	(1,095)
3-Month Copper	Short	(1)	10/14/2016	467	—
3-Month Copper	Long	1	10/18/2016	867	—
3-Month Copper	Short	(1)	10/18/2016	—	(647)
3-Month Copper	Long	1	10/19/2016	—	(743)
3-Month Copper	Short	(1)	10/19/2016	123	—
3-Month Copper	Long	1	10/20/2016	—	(407)
3-Month Copper	Short	(1)	10/20/2016	835	—
3-Month Copper	Long	2	10/21/2016	—	(2,407)
3-Month Copper	Short	(2)	10/21/2016	2,157	—
3-Month EURIBOR	Long	91	12/19/2016	—	(7,418)
3-Month EURIBOR	Long	88	03/13/2017	—	(8,036)
3-Month EURIBOR	Long	111	06/19/2017	1,395	—
3-Month EURIBOR	Long	153	09/18/2017	11,765	—
3-Month EURIBOR	Long	178	12/18/2017	31,417	—
3-Month EURIBOR	Long	188	03/19/2018	44,389	—
3-Month EURIBOR	Long	124	06/18/2018	26,267	—
3-Month Euroswiss	Short	(7)	12/19/2016	—	(114)
3-Month Euroswiss	Short	(1)	03/13/2017	—	(26)
3-Month Euroswiss	Long	2	06/19/2017	—	(906)
3-Month Nickel	Long	1	08/19/2016	12,382	—
3-Month Nickel	Short	(1)	08/19/2016	—	(12,336)
3-Month Nickel	Long	1	08/23/2016	13,503	—
3-Month Nickel	Short	(1)	08/23/2016	—	(13,303)
3-Month Nickel	Long	1	08/24/2016	13,385	—
3-Month Nickel	Short	(1)	08/24/2016	—	(13,332)
3-Month Nickel	Long	2	08/25/2016	26,614	—
3-Month Nickel	Short	(2)	08/25/2016	—	(26,501)
3-Month Nickel	Long	3	08/26/2016	39,142	—
3-Month Nickel	Short	(3)	08/26/2016	—	(39,328)
3-Month Nickel	Long	1	09/01/2016	13,228	—
3-Month Nickel	Short	(1)	09/01/2016	—	(13,357)
3-Month Nickel	Long	2	09/02/2016	25,601	—
3-Month Nickel	Short	(2)	09/02/2016	—	(25,591)
3-Month Nickel	Long	1	09/06/2016	11,441	—
3-Month Nickel	Short	(1)	09/06/2016	—	(11,508)
3-Month Nickel	Long	2	09/07/2016	23,728	—
3-Month Nickel	Short	(2)	09/07/2016	—	(24,087)
3-Month Nickel	Long	2	09/08/2016	22,653	—
3-Month Nickel	Short	(2)	09/08/2016	—	(21,524)
3-Month Nickel	Long	2	09/16/2016	21,072	—
3-Month Nickel	Short	(2)	09/16/2016	—	(20,846)
3-Month Nickel	Long	2	09/20/2016	16,756	—

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2016 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

FUTURES CONTRACTS (continued): (F)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month Nickel	Short	(2)	09/20/2016	$—	$(17,208)
3-Month Nickel	Long	1	09/22/2016	8,155	—
3-Month Nickel	Short	(1)	09/22/2016	—	(8,069)
3-Month Nickel	Long	1	09/27/2016	9,568	—
3-Month Nickel	Short	(1)	09/27/2016	—	(9,153)
3-Month Nickel	Long	1	09/28/2016	8,378	—
3-Month Nickel	Short	(1)	09/28/2016	—	(8,556)
3-Month Nickel	Long	1	09/29/2016	7,639	—
3-Month Nickel	Short	(1)	09/29/2016	—	(7,728)
3-Month Nickel	Long	2	09/30/2016	13,096	—
3-Month Nickel	Short	(2)	09/30/2016	—	(13,158)
3-Month Nickel	Long	2	10/07/2016	9,833	—
3-Month Nickel	Short	(2)	10/07/2016	—	(10,066)
3-Month Nickel	Long	1	10/11/2016	3,056	—
3-Month Nickel	Short	(1)	10/11/2016	—	(2,960)
3-Month Nickel	Long	1	10/12/2016	1,598	—
3-Month Nickel	Short	(1)	10/12/2016	—	(1,656)
3-Month Nickel	Long	1	10/14/2016	1,304	—
3-Month Nickel	Short	(1)	10/14/2016	—	(869)
3-Month Nickel	Long	1	10/28/2016	308	—
3-Month Nickel	Short	(1)	10/28/2016	—	(603)
3-Month Zinc	Long	2	08/25/2016	20,446	—
3-Month Zinc	Short	(2)	08/25/2016	—	(20,422)
3-Month Zinc	Long	5	08/26/2016	45,839	—
3-Month Zinc	Short	(5)	08/26/2016	—	(45,455)
3-Month Zinc	Long	6	09/02/2016	37,699	—
3-Month Zinc	Short	(6)	09/02/2016	—	(37,704)
3-Month Zinc	Long	3	09/06/2016	16,635	—
3-Month Zinc	Short	(3)	09/06/2016	—	(16,509)
3-Month Zinc	Long	1	09/09/2016	4,257	—
3-Month Zinc	Short	(1)	09/09/2016	—	(4,286)
3-Month Zinc	Long	1	09/13/2016	4,323	—
3-Month Zinc	Short	(1)	09/13/2016	—	(4,350)
3-Month Zinc	Long	1	09/15/2016	4,935	—
3-Month Zinc	Short	(1)	09/15/2016	—	(5,188)
3-Month Zinc	Long	2	09/16/2016	12,171	—
3-Month Zinc	Short	(2)	09/16/2016	—	(11,564)
3-Month Zinc	Long	3	09/27/2016	17,825	—
3-Month Zinc	Short	(3)	09/27/2016	—	(17,830)
3-Month Zinc	Long	1	09/28/2016	4,742	—
3-Month Zinc	Short	(1)	09/28/2016	—	(5,359)
3-Month Zinc	Long	1	10/07/2016	3,069	—
3-Month Zinc	Short	(1)	10/07/2016	—	(3,631)
3-Month Zinc	Long	1	10/14/2016	1,147	—
3-Month Zinc	Short	(1)	10/14/2016	—	(1,121)
3-Month Zinc	Long	1	10/27/2016	926	—
3-Month Zinc	Short	(1)	10/27/2016	—	(597)
3-Month Zinc	Long	1	10/28/2016	1,304	—
3-Month Zinc	Short	(1)	10/28/2016	—	(1,312)
90-Day Eurodollar	Short	(33)	12/19/2016	—	(4,522)
90-Day Eurodollar	Short	(2)	03/13/2017	—	(182)
90-Day Eurodollar	Long	37	06/19/2017	—	(6,976)
90-Day Eurodollar	Long	47	09/18/2017	—	(1,467)
90-Day Eurodollar	Long	49	12/18/2017	1,502	—
90-Day Eurodollar	Long	53	03/19/2018	5,430	—
90-Day Eurodollar	Long	56	06/18/2018	10,408	—
90-Day Sterling	Long	216	12/21/2016	39,660	—
90-Day Sterling	Long	182	03/15/2017	59,844	—
90-Day Sterling	Long	152	06/21/2017	80,553	—
90-Day Sterling	Long	137	09/20/2017	68,809	—
90-Day Sterling	Long	126	12/20/2017	69,106	—
90-Day Sterling	Long	114	03/21/2018	65,431	—
90-Day Sterling	Long	106	06/20/2018	52,684	—
3-Year Australia Treasury Bond	Long	307	09/15/2016	92,007	—
5-Year U.S. Treasury Note	Long	84	09/30/2016	57,332	—
10-Year Australia Treasury Bond	Long	87	09/15/2016	161,035	—
10-Year Canada Government Bond	Long	63	09/21/2016	140,695	—

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2016 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

FUTURES CONTRACTS (continued): (F)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
10-Year Japan Government Bond	Long	12	09/12/2016	$34,381	$—
10-Year U.S. Treasury Note	Long	122	09/21/2016	288,971	—
Aluminum	Long	41	09/19/2016	20,101	—
Aluminum	Short	(41)	09/19/2016	—	(51,930)
Amsterdam Index	Long	7	08/19/2016	—	(5,403)
Brent Crude Oil	Short	(103)	08/31/2016	247,012	—
CAC 40 Index	Short	(12)	08/19/2016	—	(8,995)
Cocoa	Long	39	09/15/2016	—	(19,741)
Cocoa	Short	(2)	09/15/2016	609	—
Coffee	Long	38	09/20/2016	83,272	—
Copper	Long	33	09/19/2016	119,910	—
Copper	Short	(36)	09/19/2016	—	(250,259)
Corn	Short	(160)	09/14/2016	137,088	—
Cotton No. 2	Long	9	12/07/2016	39,386	—
DAX® Index	Short	(4)	09/16/2016	—	(29,428)
DJIA Mini Index	Long	110	09/16/2016	41,789	—
Euro OAT	Long	7	09/08/2016	9,848	—
EURO STOXX 50® Index	Short	(66)	09/16/2016	—	(29,370)
Euro-BTP Italy Government Bond	Long	73	09/08/2016	118,299	—
Euro-Schatz Futures	Long	70	09/08/2016	—	(3,494)
FTSE 100 Index	Long	65	09/16/2016	66,987	—
FTSE China A50 Index	Long	84	08/30/2016	—	(4,244)
FTSE JSE Top 40 Index	Long	21	09/15/2016	—	(5,933)
FTSE MIB Index	Short	(8)	09/16/2016	—	(42,433)
German Euro BOBL	Long	85	09/08/2016	42,344	—
German Euro Bund	Long	85	09/08/2016	365,644	—
German Euro BUXL	Long	7	09/08/2016	116,610	—
Gold 100 oz	Long	133	12/28/2016	394,567	—
Hang Seng Index	Long	3	08/30/2016	—	(5,186)
IBEX 35 Index	Short	(27)	08/19/2016	—	(16,224)
KC HRW Wheat	Short	(19)	09/14/2016	33,893	—
Lean Hogs	Short	(23)	10/14/2016	35,746	—
Low Sulfur Gasoil	Short	(84)	09/12/2016	173,240	—
MSCI EAFE Mini Index	Long	2	09/16/2016	2,103	—
MSCI Emerging Markets Mini Index	Long	72	09/16/2016	42,514	—
MSCI Singapore Index	Long	57	08/30/2016	—	(30,103)
MSCI Taiwan Index	Long	23	08/30/2016	—	(413)
NASDAQ-100 E-Mini Index	Long	92	09/16/2016	200,461	—
New York Harbor ULSD	Short	(3)	08/31/2016	16,604	—
Nickel	Long	17	09/19/2016	109,245	—
Nickel	Short	(16)	09/19/2016	—	(199,838)
Nikkei 225 Index	Short	(28)	09/08/2016	—	(61,815)
OMX Stockholm 30 Index	Short	(16)	08/19/2016	—	(5,910)
Platinum	Long	17	10/27/2016	48,680	—
RBOB Gasoline	Short	(33)	08/31/2016	113,520	—
Russell 2000® Mini Index	Long	30	09/16/2016	41,988	—
S&P 500® E-Mini	Long	70	09/16/2016	55,692	—
S&P Midcap 400 E-Mini Index	Long	22	09/16/2016	90,612	—
S&P/ASX 200 Index	Long	69	09/15/2016	193,354	—
S&P/TSX 60 Index	Long	46	09/15/2016	94,833	—
SGX CNX Nifty Index	Long	80	08/25/2016	5,331	—
Silver	Long	36	09/28/2016	495,303	—
Soybean Meal	Long	3	12/14/2016	1,602	—
Soybean Oil	Short	(21)	12/14/2016	16,341	—
Sugar No. 11	Long	146	09/30/2016	—	(98,137)
TOPIX Index	Short	(34)	09/08/2016	—	(199,207)
U.K. Gilt	Long	50	09/28/2016	424,077	—
U.S. Treasury Bond	Long	74	09/21/2016	648,224	—
Wheat	Short	(88)	09/14/2016	256,169	—
WTI Crude	Short	(77)	08/22/2016	198,550	—
Zinc	Long	22	09/19/2016	107,934	—
Zinc	Short	(7)	09/19/2016	—	(48,206)

Total				$7,479,154	$(2,092,398)

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2016 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (C) (D)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	09/21/2016	AUD	60,220,000	USD	44,737,638	$963,591	$(15,092)
CITI	09/21/2016	BRL	17,434,000	USD	4,867,308	418,750	—
CITI	09/21/2016	CAD	26,458,000	USD	20,613,701	3,982	(347,842)
CITI	09/21/2016	CHF	480,000	USD	502,774	—	(6,065)
CITI	09/21/2016	CLP	2,031,476,000	USD	3,041,392	51,082	(4,935)
CITI	09/21/2016	COP	1,691,557,000	USD	565,345	—	(20,344)
CITI	09/21/2016	EUR	54,775,369	USD	61,275,318	179,389	(81,425)
CITI	09/21/2016	GBP	13,536,000	USD	19,147,091	88,124	(1,304,854)
CITI	09/21/2016	HKD	3,383,000	USD	436,571	—	(244)
CITI	09/21/2016	HUF	1,634,285,000	USD	5,866,214	49,682	(40,765)
CITI	09/21/2016	IDR	50,770,655,000	USD	3,671,388	173,883	—
CITI	09/21/2016	ILS	6,781,001	USD	1,771,229	8,921	(145)
CITI	09/21/2016	INR	266,147,000	USD	3,893,143	45,225	(322)
CITI	09/21/2016	JPY	11,136,380,003	USD	102,430,291	6,954,006	(24,654)
CITI	09/21/2016	KRW	23,302,604,000	USD	20,261,408	536,409	—
CITI	09/21/2016	MXN	144,324,000	USD	7,710,528	34,547	(90,163)
CITI	09/21/2016	MYR	6,842,000	USD	1,697,056	2,994	(24,392)
CITI	09/21/2016	NOK	34,436,000	USD	4,171,136	11,278	(100,578)
CITI	09/21/2016	NZD	78,059,000	USD	53,946,819	2,293,732	—
CITI	09/21/2016	PHP	149,629,000	USD	3,184,506	61	(17,197)
CITI	09/21/2016	PLN	46,865,000	USD	11,950,968	125,994	(65,865)
CITI	09/21/2016	SEK	38,655,000	USD	4,774,049	—	(244,810)
CITI	09/21/2016	SGD	4,834,000	USD	3,569,672	34,456	—
CITI	09/21/2016	TRY	31,173,000	USD	10,409,370	9,350	(111,639)
CITI	09/21/2016	TWD	79,179,000	USD	2,463,579	20,300	(1,184)
CITI	09/21/2016	USD	50,551,522	AUD	70,161,000	—	(2,676,395)
CITI	09/21/2016	USD	786,582	BRL	2,666,000	—	(21,762)
CITI	09/21/2016	USD	36,748,008	CAD	47,948,002	107,848	(93,467)
CITI	09/21/2016	USD	534,962	CHF	525,000	91	(8,404)
CITI	09/21/2016	USD	1,251,238	CLP	874,349,000	—	(77,640)
CITI	09/21/2016	USD	526,829	COP	1,637,977,000	1,691	(2,598)
CITI	09/21/2016	USD	72,097,953	EUR	64,003,000	613,839	(228,301)
CITI	09/21/2016	USD	38,424,899	GBP	27,205,000	2,436,416	(48,419)
CITI	09/21/2016	USD	425,270	HKD	3,298,000	11	(104)
CITI	09/21/2016	USD	4,578,707	HUF	1,292,676,000	—	(68,366)
CITI	09/21/2016	USD	1,306,442	IDR	17,827,567,000	696	(44,479)
CITI	09/21/2016	USD	2,651,471	ILS	10,230,000	—	(33,892)
CITI	09/21/2016	USD	2,362,452	INR	162,041,000	—	(35,187)
CITI	09/21/2016	USD	61,195,981	JPY	6,344,839,000	65,537	(1,176,099)
CITI	09/21/2016	USD	16,538,929	KRW	19,572,634,999	—	(929,854)
CITI	09/21/2016	USD	13,604,774	MXN	255,310,000	74,769	(11,580)
CITI	09/21/2016	USD	2,317,391	MYR	9,541,000	1,356	(20,629)
CITI	09/21/2016	USD	15,127,427	NOK	127,331,000	94,686	(60,311)
CITI	09/21/2016	USD	25,278,702	NZD	36,725,000	7,246	(1,188,457)
CITI	09/21/2016	USD	3,004,649	PHP	141,468,000	13,899	(3,871)
CITI	09/21/2016	USD	13,033,203	PLN	51,575,000	3,631	(188,660)
CITI	09/21/2016	USD	18,708,130	SEK	156,637,000	371,295	(16,451)
CITI	09/21/2016	USD	3,403,974	SGD	4,659,000	—	(69,676)
CITI	09/21/2016	USD	7,513,986	TRY	23,114,000	—	(128,456)
CITI	09/21/2016	USD	2,911,803	TWD	94,710,000	—	(57,875)
CITI	09/21/2016	USD	6,809,824	ZAR	108,601,000	—	(933,043)
CITI	09/21/2016	ZAR	137,706,000	USD	9,089,886	728,065	—

Total						$16,526,832	$(10,626,491)

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2016 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term U.S. Government Obligations	$—	$174,050,656	$—	$174,050,656
Short-Term Investment Companies	29,148,155	—	—	29,148,155

Total Investments	$29,148,155	$174,050,656	$—	$203,198,811

Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$2,488,523	$—	$2,488,523
Futures Contracts (H)	7,479,154	—	—	7,479,154
Forward Foreign Currency Contracts (H)	—	16,526,832	—	16,526,832

Total Other Financial Instruments	$7,479,154	$19,015,355	$—	$26,494,509

LIABILITIES
Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$(680,002)	$—	$(680,002)
Futures Contracts (H)	(2,092,398)	—	—	(2,092,398)
Forward Foreign Currency Contracts (H)	—	(10,626,491)	—	(10,626,491)

Total Other Financial Instruments	$(2,092,398)	$(11,306,493)	$—	$(13,398,891)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rates disclosed reflect the yields at July 31, 2016.
(B)	Aggregate cost for federal income tax purposes is $203,123,985. Aggregate gross unrealized appreciation for all securities is $74,826.
(C)	Cash in the amount of $2,388,682 has been segregated by the broker as collateral for open over-the-counter swap agreements and/or forward foreign currency contracts.
(D)	Cash in the amount of $4,366,364 has been segregated by the custodian as collateral for open over-the-counter swap agreements and/or forward foreign currency contracts.
(E)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(F)	Cash in the amount of $5,456,610 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(G)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2016 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

CURRENCY ABBREVIATIONS (continued):

PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America, N.A.
CITI	Citibank N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
MLI	Merrill Lynch International

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
BM&F Bovespa	Bolsa de Valores, Mercadorias & Futuros de Sao Paulo (Brazilian Stock Exchange Index)
BOBL	Bundesobligationen (German Federal Government Securities)
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
CAC	Cotation Assistée en Continu (French Stock Market Index)
CNX Nifty	CRISIL NSE Index (National Stock Exchange of India’s Benchmark Index)
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
DJIA	Dow Jones Industrial Average
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
HG	High Grade
HSCEI	Hang Seng China Enterprises Index
IBEX	Índice Bursatil Español (Bolsa de Madrid Stock Market Index)
JSE	Johannesburg Stock Exchange
KC HRW	Kansas City Hard Red Winter
KOSPI	Korean Composite Stock Price Index
MIB	Milano Italia Borsa (FTSE MIB is the primary benchmark index for the Italian equity markets)
NASDAQ	National Association of Securities Dealers Automated Quotations
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OMX	Norwegian Stockholm Stock Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
SGX	Singapore Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TAIEX	Taiwan Capitalization Weighted Stock Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
WTI	West Texas Intermediate

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2016 Form N-Q

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 5.1%
B/E Aerospace, Inc. (A)	283,381	$ 13,555,530
Spirit Aerosystems Holdings, Inc., Class A (B)	307,007	13,317,964

		26,873,494

Airlines - 2.1%
JetBlue Airways Corp. (B)	606,444	11,116,119

Banks - 5.9%
CIT Group, Inc.	536,538	18,542,753
First Republic Bank, Class A	73,953	5,300,212
SVB Financial Group (B)	74,062	7,437,306

		31,280,271

Biotechnology - 2.7%
BioMarin Pharmaceutical, Inc. (B)	142,870	14,204,135

Chemicals - 2.3%
RPM International, Inc.	227,214	12,328,632

Communications Equipment - 5.5%
F5 Networks, Inc., Class B (B)	128,054	15,804,425
Motorola Solutions, Inc.	195,006	13,529,516

		29,333,941

Construction Materials - 2.3%
Eagle Materials, Inc.	143,303	12,030,287

Consumer Finance - 5.2%
Ally Financial, Inc.	768,417	13,862,242
Discover Financial Services	239,514	13,613,976

		27,476,218

Diversified Consumer Services - 2.7%
ServiceMaster Global Holdings, Inc. (B)	385,328	14,576,958

Diversified Telecommunication Services - 2.8%
Level 3 Communications, Inc. (B)	291,639	14,756,933

Food & Staples Retailing - 1.5%
Sprouts Farmers Market, Inc. (A) (B)	333,073	7,703,978

Health Care Equipment & Supplies - 4.0%
Align Technology, Inc. (B)	93,559	8,340,785
Boston Scientific Corp. (B)	524,760	12,741,173

		21,081,958

Health Care Providers & Services - 10.1%
Acadia Healthcare Co., Inc. (B)	190,419	10,758,673
Cardinal Health, Inc.	161,010	13,460,436
Laboratory Corp. of America Holdings (B)	103,868	14,495,818
Team Health Holdings, Inc. (A) (B)	368,801	15,061,833

		53,776,760

Hotels, Restaurants & Leisure - 2.8%
Wyndham Worldwide Corp.	213,083	15,133,155

Household Durables - 4.0%
Toll Brothers, Inc. (B)	374,281	10,483,611
Whirlpool Corp.	55,133	10,605,384

		21,088,995

	Shares	Value
COMMON STOCKS (continued)
Insurance - 1.8%
Hartford Financial Services Group, Inc.	240,773	$ 9,594,804

Internet Software & Services - 3.0%
IAC/InterActiveCorp	272,699	15,805,634

IT Services - 3.1%
Sabre Corp.	564,515	16,455,612

Life Sciences Tools & Services - 2.0%
Bio-Techne Corp.	94,233	10,593,674

Machinery - 2.0%
Ingersoll-Rand PLC	162,206	10,747,770

Media - 2.0%
Cinemark Holdings, Inc.	279,724	10,517,622

Multiline Retail - 2.4%
Dollar General Corp.	134,246	12,718,466

Oil, Gas & Consumable Fuels - 2.1%
Cheniere Energy, Inc. (A) (B)	271,342	11,350,236

Pharmaceuticals - 4.7%
Mylan NV (B)	369,879	17,306,638
Perrigo Co. PLC	83,022	7,587,381

		24,894,019

Semiconductors & Semiconductor Equipment - 7.2%
Micron Technology, Inc. (B)	797,517	10,957,883
NXP Semiconductors NV (B)	198,721	16,710,449
Skyworks Solutions, Inc. (A)	158,791	10,483,382

		38,151,714

Software - 2.4%
Fortinet, Inc. (B)	373,929	12,971,597

Specialty Retail - 5.0%
Foot Locker, Inc.	273,981	16,334,747
Signet Jewelers, Ltd. (A)	118,883	10,451,005

		26,785,752

Trading Companies & Distributors - 3.2%
Air Lease Corp., Class A (A)	597,527	17,214,753

Total Common Stocks (Cost $525,438,057)		530,563,487

SECURITIES LENDING COLLATERAL - 11.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (C)	63,022,077	63,022,077

Total Securities Lending Collateral (Cost $63,022,077)		63,022,077

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.03% (C), dated 07/29/2016, to be repurchased at $863,846 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 06/30/2020, and with a value of $882,575.	$ 863,844	863,844

Total Repurchase Agreement (Cost $863,844)		863,844

Total Investments (Cost $589,323,978) (D)		594,449,408
Net Other Assets (Liabilities) - (12.0)%		(63,662,220)

Net Assets - 100.0%		$ 530,787,188

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$530,563,487	$—	$—	$530,563,487
Securities Lending Collateral	63,022,077	—	—	63,022,077
Repurchase Agreement	—	863,844	—	863,844

Total Investments	$593,585,564	$863,844	$—	$594,449,408

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $61,583,185. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at July 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $589,323,978. Aggregate gross unrealized appreciation and depreciation for all securities is $29,630,652 and $24,505,222, respectively. Net unrealized appreciation for tax purposes is $5,125,430.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Banks - 6.5%
Citizens Financial Group, Inc.	91,062	$ 2,033,415
Fifth Third Bancorp	182,928	3,471,973
First Republic Bank, Class A	30,117	2,158,485
Huntington Bancshares, Inc., Class A	126,145	1,198,378
M&T Bank Corp. (A)	38,009	4,354,311
SunTrust Banks, Inc.	87,330	3,693,186
Zions Bancorporation (A)	28,215	786,634

		17,696,382

Beverages - 2.1%
Constellation Brands, Inc., Class A	15,333	2,524,272
Dr. Pepper Snapple Group, Inc.	31,831	3,135,672

		5,659,944

Building Products - 1.1%
Fortune Brands Home & Security, Inc.	46,175	2,921,492

Capital Markets - 4.3%
Ameriprise Financial, Inc.	15,748	1,509,288
Invesco, Ltd.	74,406	2,171,167
Legg Mason, Inc.	30,503	1,041,373
Northern Trust Corp.	33,587	2,270,145
Raymond James Financial, Inc.	36,596	2,009,121
T. Rowe Price Group, Inc.	40,754	2,880,900

		11,881,994

Chemicals - 0.7%
Sherwin-Williams Co.	6,174	1,850,533

Communications Equipment - 0.7%
CommScope Holding Co., Inc. (B)	67,051	2,008,177

Consumer Finance - 0.6%
Ally Financial, Inc.	94,772	1,709,687

Containers & Packaging - 3.4%
Ball Corp. (A)	38,806	2,742,420
Silgan Holdings, Inc. (A)	57,519	2,851,792
WestRock Co.	84,291	3,616,927

		9,211,139

Distributors - 1.0%
Genuine Parts Co.	25,944	2,652,515

Electric Utilities - 3.7%
Edison International	48,887	3,782,876
Westar Energy, Inc., Class A	43,708	2,428,854
Xcel Energy, Inc.	89,703	3,945,138

		10,156,868

Electrical Equipment - 3.1%
AMETEK, Inc., Class A	58,214	2,737,804
Hubbell, Inc.	28,886	3,114,777
Regal Beloit Corp.	42,755	2,608,483

		8,461,064

Electronic Equipment, Instruments & Components - 3.9%
Amphenol Corp., Class A	48,017	2,857,972
Arrow Electronics, Inc. (B)	58,851	3,913,003

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
CDW Corp.	39,625	$ 1,701,101
Keysight Technologies, Inc. (B)	70,885	2,072,677

		10,544,753

Food & Staples Retailing - 1.6%
Kroger Co.	103,762	3,547,623
Rite Aid Corp. (B)	99,618	697,326

		4,244,949

Food Products - 0.4%
TreeHouse Foods, Inc. (B)	11,200	1,155,728

Gas Utilities - 1.7%
National Fuel Gas Co. (A)	47,834	2,703,099
Questar Corp.	73,001	1,837,435

		4,540,534

Health Care Providers & Services - 4.4%
AmerisourceBergen Corp., Class A	35,808	3,050,484
Cigna Corp.	14,838	1,913,508
Henry Schein, Inc. (A) (B)	12,847	2,325,050
Humana, Inc., Class A	14,953	2,580,140
Universal Health Services, Inc., Class B	17,100	2,214,963

		12,084,145

Hotels, Restaurants & Leisure - 1.7%
Hilton Worldwide Holdings, Inc.	121,380	2,814,802
Marriott International, Inc., Class A (A)	27,055	1,939,844

		4,754,646

Household Durables - 3.4%
Mohawk Industries, Inc. (B)	25,083	5,240,842
Newell Brands, Inc.	76,242	3,999,655

		9,240,497

Household Products - 0.5%
Energizer Holdings, Inc.	27,888	1,437,069

Industrial Conglomerates - 1.3%
Carlisle Cos., Inc.	33,196	3,428,815

Insurance - 7.9%
Alleghany Corp. (B)	2,808	1,526,148
Chubb, Ltd.	10,406	1,303,456
Hartford Financial Services Group, Inc.	73,501	2,929,015
Loews Corp.	111,309	4,600,401
Marsh & McLennan Cos., Inc.	56,388	3,707,511
Progressive Corp.	37,200	1,209,372
Unum Group	75,117	2,509,659
WR Berkley Corp.	17,660	1,027,635
XL Group, Ltd.	83,074	2,875,191

		21,688,388

Internet & Catalog Retail - 1.4%
Expedia, Inc. (A)	31,714	3,699,438

Internet Software & Services - 0.3%
Match Group, Inc. (A) (B)	54,570	859,477

IT Services - 1.3%
Jack Henry & Associates, Inc.	38,623	3,447,103

Machinery - 2.6%
IDEX Corp.	32,740	2,939,725

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Rexnord Corp. (A) (B)	79,879	$ 1,700,624
Snap-on, Inc.	16,338	2,567,843

		7,208,192

Media - 2.5%
CBS Corp., Class B	34,082	1,779,762
DISH Network Corp., Class A (B)	49,685	2,654,173
TEGNA, Inc.	78,295	1,714,661
Time, Inc.	34,995	571,468

		6,720,064

Multi-Utilities - 5.1%
CenterPoint Energy, Inc. (A)	150,172	3,592,114
CMS Energy Corp.	80,014	3,615,032
Sempra Energy	31,102	3,479,692
WEC Energy Group, Inc. (A)	51,057	3,314,110

		14,000,948

Multiline Retail - 2.0%
Kohl’s Corp. (A)	83,565	3,475,468
Nordstrom, Inc. (A)	45,982	2,033,784

		5,509,252

Oil, Gas & Consumable Fuels - 5.2%
Energen Corp.	112,416	5,326,270
EQT Corp.	72,212	5,261,366
PBF Energy, Inc., Class A	87,712	1,959,486
Southwestern Energy Co. (B)	115,243	1,680,243

		14,227,365

Personal Products - 0.9%
Edgewell Personal Care Co. (B)	27,788	2,351,143

Professional Services - 0.3%
Equifax, Inc.	5,499	728,398

Real Estate Investment Trusts - 10.8%
American Campus Communities, Inc.	35,381	1,913,051
American Homes 4 Rent, Class A	64,923	1,408,829
AvalonBay Communities, Inc.	14,903	2,766,742
Boston Properties, Inc.	19,503	2,771,961
Brixmor Property Group, Inc.	86,884	2,467,506
Essex Property Trust, Inc.	6,200	1,450,056
General Growth Properties, Inc.	41,556	1,327,714
HCP, Inc.	25,774	1,011,114
Kimco Realty Corp.	93,753	3,009,471
Outfront Media, Inc.	68,967	1,604,862
Rayonier, Inc.	64,435	1,753,921
Regency Centers Corp.	23,089	1,960,949
Vornado Realty Trust, Class A	29,404	3,157,990
Weyerhaeuser Co.	63,060	2,063,323
WP Carey, Inc. (A)	12,100	879,065

		29,546,554

Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc., Class A	26,264	1,676,431
KLA-Tencor Corp.	29,900	2,263,729
Xilinx, Inc.	11,175	570,819

		4,510,979

Software - 1.5%
Synopsys, Inc. (B)	76,750	4,156,780

Specialty Retail - 4.7%
AutoZone, Inc. (B)	3,570	2,905,873
Bed Bath & Beyond, Inc. (A)	53,559	2,407,477

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Best Buy Co., Inc.	65,843	$ 2,212,325
Gap, Inc., Class A	110,315	2,845,024
Tiffany & Co. (A)	38,138	2,460,663

		12,831,362

Textiles, Apparel & Luxury Goods - 1.5%
PVH Corp.	27,692	2,798,554
VF Corp.	21,931	1,369,152

		4,167,706

Trading Companies & Distributors - 1.0%
MSC Industrial Direct Co., Inc., Class A	38,470	2,763,300

Total Common Stocks (Cost $188,908,929)		264,057,380

SECURITIES LENDING COLLATERAL - 9.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (C)	25,644,680	25,644,680

Total Securities Lending Collateral (Cost $25,644,680)		25,644,680

	Principal	Value
REPURCHASE AGREEMENT - 3.9%
State Street Bank & Trust Co. 0.03% (C), dated 07/29/2016, to be repurchased at $10,706,803 on 08/01/2016. Collateralized by a U.S. Government Obligation, 2.63%, due 08/15/2020, and with a value of $10,922,000.	$ 10,706,776	10,706,776

Total Repurchase Agreement (Cost $10,706,776)		10,706,776

Total Investments (Cost $225,260,385) (D)		300,408,836
Net Other Assets (Liabilities) - (10.0)%		(27,366,311)

Net Assets - 100.0%		$ 273,042,525

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$264,057,380	$—	$—	$264,057,380
Securities Lending Collateral	25,644,680	—	—	25,644,680
Repurchase Agreement	—	10,706,776	—	10,706,776

Total Investments	$289,702,060	$10,706,776	$—	$300,408,836

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $25,082,491. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at July 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $225,260,385. Aggregate gross unrealized appreciation and depreciation for all securities is $80,882,854 and $5,734,403, respectively. Net unrealized appreciation for tax purposes is $75,148,451.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 94.2%
Aerospace & Defense - 1.4%
BWX Technologies, Inc.	230,400	$ 8,481,024

Airlines - 1.1%
Alaska Air Group, Inc.	71,900	4,833,118
Copa Holdings SA, Class A	35,500	2,378,500

		7,211,618

Banks - 4.2%
CIT Group, Inc.	417,800	14,439,168
First Republic Bank, Class A	167,000	11,968,890

		26,408,058

Beverages - 0.9%
Molson Coors Brewing Co., Class B	53,400	5,455,344

Biotechnology - 1.8%
United Therapeutics Corp. (A) (B)	94,400	11,423,344

Chemicals - 0.4%
Westlake Chemical Corp.	51,500	2,355,610

Communications Equipment - 2.0%
ARRIS International PLC (A)	422,700	11,514,348
EchoStar Corp., Class A (A)	33,873	1,319,353

		12,833,701

Containers & Packaging - 3.1%
Ball Corp. (B)	129,270	9,135,511
Bemis Co., Inc.	204,700	10,447,888

		19,583,399

Electric Utilities - 8.0%
Alliant Energy Corp.	252,500	10,163,125
FirstEnergy Corp.	299,100	10,444,572
PPL Corp.	579,350	21,847,288
Xcel Energy, Inc.	170,300	7,489,794

		49,944,779

Electronic Equipment, Instruments & Components - 2.0%
Avnet, Inc.	305,600	12,560,160

Energy Equipment & Services - 0.5%
Transocean, Ltd. (B)	298,000	3,275,020

Food & Staples Retailing - 2.3%
Casey’s General Stores, Inc.	19,000	2,537,260
Sysco Corp.	49,500	2,563,605
Whole Foods Market, Inc. (B)	315,210	9,607,601

		14,708,466

Food Products - 2.5%
ConAgra Foods, Inc.	230,700	10,787,532
Kellogg Co.	55,900	4,623,489

		15,411,021

Health Care Equipment & Supplies - 2.0%
DENTSPLY SIRONA, Inc.	198,895	12,737,236

Health Care Providers & Services - 5.7%
Cardinal Health, Inc.	176,900	14,788,840

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings (A)	68,000	$ 9,490,080
MEDNAX, Inc. (A)	164,400	11,328,804

		35,607,724

Hotels, Restaurants & Leisure - 0.7%
Aramark	129,300	4,635,405

Insurance - 18.8%
Alleghany Corp. (A)	26,800	14,565,800
Allstate Corp.	222,200	15,182,926
Assured Guaranty, Ltd.	293,000	7,849,470
Brown & Brown, Inc.	144,800	5,308,368
Fairfax Financial Holdings, Ltd.	29,300	15,825,223
FNF Group	274,724	10,348,853
Loews Corp.	377,700	15,610,341
Progressive Corp.	495,300	16,102,203
Willis Towers Watson PLC	138,419	17,111,357

		117,904,541

Internet & Catalog Retail - 2.5%
Liberty Ventures, Series A (A)	413,000	15,574,230

Internet Software & Services - 0.3%
CommerceHub, Inc., Series A (A)	41,300	582,330
CommerceHub, Inc., Series C (A)	82,600	1,156,400

		1,738,730

IT Services - 3.2%
Amdocs, Ltd.	190,200	11,100,072
Western Union Co. (B)	452,500	9,050,000

		20,150,072

Life Sciences Tools & Services - 2.0%
Bio-Rad Laboratories, Inc., Class A (A)	86,600	12,564,794

Media - 7.4%
Discovery Communications, Inc., Class C (A)	369,500	9,067,530
Liberty Braves Group, Class C (A)	142,623	2,279,116
Liberty Media Group, Class C (A)	290,150	6,505,163
Liberty SiriusXM Group, Class C (A)	410,000	14,452,500
Madison Square Garden Co., Class A (A)	60,166	10,997,743
News Corp., Class A	221,200	2,868,964

		46,171,016

Multi-Utilities - 4.8%
CMS Energy Corp.	166,700	7,531,506
SCANA Corp.	177,300	13,286,862
WEC Energy Group, Inc.	142,700	9,262,657

		30,081,025

Oil, Gas & Consumable Fuels - 3.9%
Antero Resources Corp. (A)	140,100	3,669,219
Marathon Petroleum Corp.	330,000	12,998,700
Range Resources Corp.	117,000	4,716,270
Valero Energy Corp.	55,400	2,896,312

		24,280,501

Real Estate Investment Trusts - 4.2%
Annaly Capital Management, Inc. (B)	1,859,645	20,418,902
Communications Sales & Leasing, Inc.	85,100	2,644,908
Crown Castle International Corp.	32,000	3,104,960

		26,168,770

Semiconductors & Semiconductor Equipment - 1.9%
First Solar, Inc. (A) (B)	44,000	2,053,920

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	34,300	$ 3,079,111
Micron Technology, Inc. (A)	476,400	6,545,736

		11,678,767

Software - 2.2%
CA, Inc.	90,300	3,128,895
Citrix Systems, Inc. (A)	35,000	3,119,550
Synopsys, Inc. (A)	142,500	7,717,800

		13,966,245

Technology Hardware, Storage & Peripherals - 2.6%
NetApp, Inc.	355,100	9,356,885
Western Digital Corp.	148,800	7,069,488

		16,426,373

Textiles, Apparel & Luxury Goods - 1.8%
Fossil Group, Inc. (A)	169,000	5,340,400
Michael Kors Holdings, Ltd. (A)	118,700	6,139,164

		11,479,564

Total Common Stocks (Cost $516,003,487)		590,816,537

SECURITIES LENDING COLLATERAL - 8.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (C)	53,259,179	53,259,179

Total Securities Lending Collateral (Cost $53,259,179)		53,259,179

	Principal	Value
REPURCHASE AGREEMENT - 4.0%
State Street Bank & Trust Co. 0.03% (C), dated 07/29/2016, to be repurchased at $25,254,153 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 07/31/2020, and with a value of $25,760,875.	$ 25,254,090	25,254,090

Total Repurchase Agreement (Cost $25,254,090)		25,254,090

Total Investments (Cost $594,516,756) (D)		669,329,806
Net Other Assets (Liabilities) - (6.7)%		(42,143,188)

Net Assets - 100.0%		$ 627,186,618

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$590,816,537	$—	$—	$590,816,537
Securities Lending Collateral	53,259,179	—	—	53,259,179
Repurchase Agreement	—	25,254,090	—	25,254,090

Total Investments	$644,075,716	$25,254,090	$—	$669,329,806

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $52,065,395. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at July 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $594,516,756. Aggregate gross unrealized appreciation and depreciation for all securities is $75,903,093 and $1,090,043, respectively. Net unrealized appreciation for tax purposes is $74,813,050.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 44.5%
Independent Power & Renewable Electricity Producers - 2.7%
NRG Yield, Inc., Class A	578,514	$ 9,938,871

Oil, Gas & Consumable Fuels - 35.3%
Cheniere Energy Partners, LP Holdings LLC	241,420	4,888,755
Enbridge Energy Management LLC (A) (B)	830,482	19,192,439
Enbridge, Inc. (B)	430,151	17,692,111
GasLog, Ltd. (B)	252,000	3,369,240
ONEOK, Inc. (B)	418,175	18,730,058
Plains GP Holdings, LP, Class A	1,366,800	14,515,416
SemGroup Corp., Class A	149,631	4,333,314
Spectra Energy Corp. (B)	493,850	17,763,784
Targa Resources Corp.	264,050	9,838,503
TransCanada Corp.	369,125	17,108,944
Williams Cos., Inc.	217,700	5,218,269

		132,650,833

Real Estate Investment Trusts - 2.4%
InfraREIT, Inc. (B)	504,411	8,907,898

Transportation Infrastructure - 4.1%
Macquarie Infrastructure Corp. (B)	201,680	15,458,772

Total Common Stocks (Cost $161,829,232)		166,956,374

CONVERTIBLE PREFERRED STOCKS - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
Anadarko Petroleum Corp.
7.50%	177,080	6,736,123
Kinder Morgan, Inc.
Series A, 9.75%	195,000	9,516,000

Total Convertible Preferred Stocks (Cost $15,757,712)		16,252,123

MASTER LIMITED PARTNERSHIPS - 43.9%
Independent Power & Renewable Electricity Producers - 1.1%
8Point3 Energy Partners, LP	253,100	4,183,743

Oil, Gas & Consumable Fuels - 42.8%
Buckeye Partners, LP	63,300	4,561,398
Columbia Pipeline Partners, LP	134,300	2,010,471
DCP Midstream Partners, LP	122,300	4,093,381
Dynagas LNG Partners, LP	390,020	5,510,983
Energy Transfer Equity, LP	245,400	4,071,186
Energy Transfer Partners, LP, Class B	169,900	6,711,050
Enterprise Products Partners, LP	302,511	8,612,488
EQT GP Holdings, LP	112,600	2,843,150
EQT Midstream Partners, LP	91,300	7,286,653
GasLog Partners, LP	439,670	9,672,740
Golar LNG Partners, LP	508,956	9,721,060
Hoegh LNG Partners, LP	357,650	6,823,962
KNOT Offshore Partners, LP	303,702	5,985,966
Magellan Midstream Partners, LP	72,900	5,311,494
MPLX, LP	201,381	6,534,813
NuStar Energy, LP	66,500	3,334,975
PBF Logistics, LP	105,000	2,315,250
Phillips 66 Partners, LP	126,000	6,741,000
Shell Midstream Partners, LP	216,405	7,035,327
Sunoco Logistics Partners, LP	336,764	9,725,744
Tallgrass Energy GP, LP	901,697	21,018,557

	Shares	Value
MASTER LIMITED PARTNERSHIPS (continued)
Oil, Gas & Consumable Fuels (continued)
VTTI Energy Partners, LP	546,526	$ 10,843,076
Western Gas Partners, LP	194,300	9,899,585

		160,664,309

Total Master Limited Partnerships (Cost $159,017,019)		164,848,052

	Principal	Value
CORPORATE DEBT SECURITIES - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Canbriam Energy, Inc.
9.75%, 11/15/2019 (C)	$ 1,480,000	1,498,500
Eclipse Resources Corp.
8.88%, 07/15/2023	5,411,000	4,978,120
Endeavor Energy Resources, LP / EER Finance, Inc.
8.13%, 09/15/2023 (C)	2,300,000	2,328,750
MEG Energy Corp.
7.00%, 03/31/2024 (C)	2,000,000	1,450,000
Rose Rock Midstream, LP / Rose Rock Finance Corp.
5.63%, 11/15/2023	2,400,000	2,142,000

Total Corporate Debt Securities (Cost $10,249,289)		12,397,370

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (D)	23,805,021	23,805,021

Total Securities Lending Collateral (Cost $23,805,021)		23,805,021

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co. 0.03% (D), dated 07/29/2016, to be repurchased at $5,935,962 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 06/30/2020, and with a value of $6,054,875.	$ 5,935,947	5,935,947

Total Repurchase Agreement (Cost $5,935,947)		5,935,947

Total Investments (Cost $376,594,220) (E)		390,194,887
Net Other Assets (Liabilities) - (3.9)%		(14,534,895)

Net Assets - 100.0%		$ 375,659,992

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$166,956,374	$—	$—	$166,956,374
Convertible Preferred Stocks	16,252,123	—	—	16,252,123
Master Limited Partnerships	164,848,052	—	—	164,848,052
Corporate Debt Securities	—	12,397,370	—	12,397,370
Securities Lending Collateral	23,805,021	—	—	23,805,021
Repurchase Agreement	—	5,935,947	—	5,935,947

Total Investments	$371,861,570	$18,333,317	$—	$390,194,887

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $23,278,503. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the total value of 144A securities is $5,277,250, representing 1.4% of the Fund’s net assets.

(D)	Rates disclosed reflect the yields at July 31, 2016.
(E)

Aggregate cost for federal income tax purposes is $376,594,220. Aggregate gross unrealized appreciation and depreciation for all securities is $43,405,825 and $29,805,158, respectively. Net unrealized appreciation for tax purposes is $13,600,667.

(F)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Multi-Cap Growth

(formerly, Transamerica Growth Opportunities)

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Banks - 2.9%
Wells Fargo & Co.	177,228	$ 8,501,627

Beverages - 2.6%
PepsiCo, Inc.	70,840	7,715,893

Biotechnology - 4.7%
Biogen, Inc. (A)	21,370	6,195,804
Gilead Sciences, Inc.	95,307	7,574,047

		13,769,851

Chemicals - 6.8%
Ecolab, Inc.	91,000	10,772,580
Sherwin-Williams Co.	31,500	9,441,495

		20,214,075

Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc., Class B (A)	51,648	7,451,257

Electronic Equipment, Instruments & Components - 3.0%
Amphenol Corp., Class A	150,000	8,928,000

Food & Staples Retailing - 6.5%
Casey’s General Stores, Inc.	75,900	10,135,686
CVS Health Corp.	99,840	9,257,165

		19,392,851

Health Care Providers & Services - 2.5%
VCA, Inc. (A)	104,000	7,419,360

Health Care Technology - 2.6%
Cerner Corp. (A)	122,000	7,611,580

Internet & Catalog Retail - 4.4%
Priceline Group, Inc. (A)	9,700	13,102,857

Internet Software & Services - 5.1%
Alphabet, Inc., Class A (A)	17,391	13,762,194
Dropbox, Inc. (A) (B) (C) (D) (E)	327,298	1,258,461

		15,020,655

IT Services - 12.7%
Cognizant Technology Solutions Corp., Class A (A)	154,500	8,882,205
FleetCor Technologies, Inc. (A)	52,500	7,963,200
MasterCard, Inc., Class A	120,000	11,428,800
MAXIMUS, Inc., Class A	160,000	9,427,200

		37,701,405

Machinery - 5.5%
Cummins, Inc.	50,700	6,224,439
Middleby Corp. (A)	83,750	10,081,825

		16,306,264

Multiline Retail - 3.6%
Dollar Tree, Inc. (A)	110,890	10,677,598

Oil, Gas & Consumable Fuels - 2.9%
Phillips 66	113,743	8,651,292

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 6.6%
Allergan PLC (A)	40,441	$ 10,229,551
Novo Nordisk A/S, ADR	161,781	9,216,663

		19,446,214

Road & Rail - 3.1%
Union Pacific Corp.	97,000	9,025,850

Software - 2.7%
Intuit, Inc.	71,705	7,958,538

Specialty Retail - 10.7%
Lowe’s Cos., Inc.	83,000	6,829,240
Monro Muffler Brake, Inc. (F)	81,084	5,077,480
TJX Cos., Inc.	149,627	12,227,519
Tractor Supply Co.	81,939	7,509,709

		31,643,948

Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	157,670	16,430,791

Trading Companies & Distributors - 2.2%
Fastenal Co.	153,005	6,540,964

Total Common Stocks (Cost $274,998,424)		293,510,870

CONVERTIBLE PREFERRED STOCK - 0.0% (G)
Internet Software & Services - 0.0% (G)
Dropbox, Inc.
0.00% (A) (B) (C) (D) (E)	34,602	133,044

Total Convertible Preferred Stock (Cost $313,117)		133,044

PREFERRED STOCKS - 0.6%
Internet Software & Services - 0.0% (G)
Peixe Urbano, Inc.
0.00% (A) (B) (C) (D) (E)	50,890	21,883

Software - 0.6%
Palantir Technologies, Inc.
Series G, 0.00% (A) (B) (C) (D) (E)	355,382	1,599,219

Total Preferred Stocks (Cost $2,762,813)		1,621,102

SECURITIES LENDING COLLATERAL - 1.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (H)	3,570,496	3,570,496

Total Securities Lending Collateral (Cost $3,570,496)		3,570,496

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co. 0.03% (H), dated 07/29/2016, to be repurchased at $303,523 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 07/31/2020, and with a value of $309,750.	$ 303,523	303,523

Total Repurchase Agreement (Cost $303,523)		303,523

Total Investments (Cost $281,948,373) (I)		299,139,035
Net Other Assets (Liabilities) - (1.0)%		(2,858,043)

Net Assets - 100.0%		$ 296,280,992

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Multi-Cap Growth

(formerly, Transamerica Growth Opportunities)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$292,252,409	$—	$1,258,461	$293,510,870
Convertible Preferred Stock	—	—	133,044	133,044
Preferred Stocks	—	—	1,621,102	1,621,102
Securities Lending Collateral	3,570,496	—	—	3,570,496
Repurchase Agreement	—	303,523	—	303,523

Total Investments	$295,822,905	$303,523	$3,012,607	$299,139,035

Level 3 Rollforward

Investments	Beginning Balance at October 31, 2015	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (K)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2016 (L)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2016 (K)
Common Stocks	$4,925,835	$—	$—	$—	$—	$(3,667,374)	$—	$—	$1,258,461	$(3,667,374)
Convertible Preferred Stock	520,760	—	—	—	—	(387,716)	—	—	133,044	(387,716)
Preferred Stocks	3,540,165	—	—	—	—	(1,919,063)	—	—	1,621,102	(1,919,063)

Total	$8,986,760	$—	$—	$—	$—	$(5,974,153)	$—	$—	$3,012,607	$(5,974,153)

Quantitative Information About Significant Unobservable Inputs (Level 3)

Investments	Value at July 31, 2016	Valuation Techniques	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stocks	$1,258,461	Discounted Cash Flow	Weighted Average Cost of Capital	17%	17%	17%	Decrease
			Perpetual Growth Rate	3.0%	3.0%	3.0%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	4.5x	4.5x	4.5x	Increase
			Discount for Lack of Marketability	20%	20%	20%	Decrease

Convertible Preferred Stock	$133,044	Discounted Cash Flow	Weighted Average Cost of Capital	17%	17%	17%	Decrease
			Perpetual Growth Rate	3.0%	3.0%	3.0%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	4.5x	4.5x	4.5x	Increase
			Discount for Lack of Marketability	20%	20%	20%	Decrease

Preferred Stocks	$1,621,102	Merger & Acquisition Transaction	Sale / Merger Scenario	$ 0.43	$ 0.43	$ 0.43	Increase
		Market Transaction Method	Purchase Price of Preferred Stock	$ 4.50	$ 4.50	$ 4.50	Increase

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Multi-Cap Growth

(formerly, Transamerica Growth Opportunities)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2016, total value of securities is $3,012,607, representing 1.0% of the Fund’s net assets.
(C)	Securities are Level 3 of the fair value hierarchy.
(D)	Illiquid securities. At July 31, 2016, total value of illiquid securities is $3,012,607, representing 1.0% of the Fund’s net assets.
(E)	Restricted securities. At July 31, 2016, the restricted securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Dropbox, Inc.	05/01/2012	$2,961,752	$1,258,461	0.4%
Convertible Preferred Stock	Dropbox, Inc.	05/25/2012	313,117	133,044	0.1
Preferred Stocks	Peixe Urbano, Inc.	12/02/2011	1,675,345	21,883	0.0	(G)
Preferred Stocks	Palantir Technologies, Inc., Series G	07/19/2012	1,087,469	1,599,219	0.5

Total			$6,037,683	$3,012,607	1.0%

(F)

All or a portion of the security is on loan. The value of the security on loan is $3,493,507. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rates disclosed reflect the yields at July 31, 2016.
(I)

Aggregate cost for federal income tax purposes is $281,948,373. Aggregate gross unrealized appreciation and depreciation for all securities is $25,305,959 and $8,115,297, respectively. Net unrealized appreciation for tax purposes is $17,190,662.

(J)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(K)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

(L)	Total value of Level 3 securities is 1.0% of the Fund’s net assets.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 59.2%
Aerospace & Defense - 1.6%
General Dynamics Corp.	3,676	$ 539,968
Honeywell International, Inc.	40,635	4,727,069
L-3 Communications Holdings, Inc.	13,546	2,053,980
Northrop Grumman Corp.	7,383	1,599,379
Textron, Inc.	5,877	229,203
United Technologies Corp.	28,161	3,031,532

		12,181,131

Air Freight & Logistics - 0.1%
United Parcel Service, Inc., Class B	4,104	443,642

Airlines - 0.4%
Delta Air Lines, Inc.	35,324	1,368,805
United Continental Holdings, Inc. (A)	35,683	1,673,176

		3,041,981

Auto Components - 0.1%
Delphi Automotive PLC, Class A	12,207	827,879

Automobiles - 0.3%
Ford Motor Co.	67,751	857,728
General Motors Co.	46,800	1,476,072

		2,333,800

Banks - 2.8%
Bank of America Corp.	368,160	5,334,638
BB&T Corp.	3,323	122,519
Citigroup, Inc.	130,276	5,707,392
Citizens Financial Group, Inc.	14,215	317,421
KeyCorp	59,003	690,335
Regions Financial Corp.	95,752	878,046
SVB Financial Group (A)	3,610	362,516
Wells Fargo & Co.	164,914	7,910,925
Zions Bancorporation	13,179	367,430

		21,691,222

Beverages - 2.1%
Boston Beer Co., Inc., Class A (A) (B)	1,378	252,009
Coca-Cola Co.	77,700	3,390,051
Constellation Brands, Inc., Class A	12,300	2,024,949
Dr. Pepper Snapple Group, Inc.	4,448	438,172
Molson Coors Brewing Co., Class B	29,990	3,063,778
PepsiCo, Inc.	61,544	6,703,373

		15,872,332

Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (A)	11,369	1,462,053
Amgen, Inc.	1,425	245,143
Biogen, Inc. (A)	9,936	2,880,745
BioMarin Pharmaceutical, Inc. (A)	2,413	239,900
Celgene Corp. (A)	35,654	4,000,022
Gilead Sciences, Inc.	52,866	4,201,261
Vertex Pharmaceuticals, Inc. (A)	13,613	1,320,461

		14,349,585

Building Products - 0.3%
Allegion PLC	15,133	1,095,478
Masco Corp.	33,738	1,230,762

		2,326,240

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 1.7%
Bank of New York Mellon Corp.	16,610	$ 654,434
BlackRock, Inc., Class A	7,692	2,817,195
Charles Schwab Corp.	77,124	2,191,864
Goldman Sachs Group, Inc.	6,524	1,036,076
Invesco, Ltd.	7,799	227,575
Morgan Stanley	113,831	3,270,365
State Street Corp.	32,278	2,123,247
TD Ameritrade Holding Corp. (B)	14,270	433,237

		12,753,993

Chemicals - 1.2%
Dow Chemical Co.	39,828	2,137,569
E.I. du Pont de Nemours & Co.	40,127	2,775,585
Eastman Chemical Co.	29,759	1,941,179
Monsanto Co.	6,346	677,562
Mosaic Co. (B)	63,903	1,725,381

		9,257,276

Communications Equipment - 0.3%
Cisco Systems, Inc.	72,361	2,209,181

Construction & Engineering - 0.1%
Fluor Corp.	20,452	1,094,591

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,889	585,456

Consumer Finance - 0.5%
American Express Co.	7,065	455,410
Capital One Financial Corp.	26,895	1,804,116
Discover Financial Services	22,770	1,294,247

		3,553,773

Containers & Packaging - 0.3%
Crown Holdings, Inc. (A)	28,359	1,502,176
Sealed Air Corp., Class A	4,822	227,502
WestRock Co.	18,233	782,378

		2,512,056

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B (A)	42,148	6,080,692
Intercontinental Exchange, Inc.	6,700	1,770,140
S&P Global, Inc.	2,052	250,754
Voya Financial, Inc.	6,754	173,105

		8,274,691

Diversified Telecommunication Services - 1.1%
AT&T, Inc.	138,943	6,014,843
Verizon Communications, Inc.	38,459	2,131,013

		8,145,856

Electric Utilities - 1.1%
Edison International	32,467	2,512,297
NextEra Energy, Inc.	29,898	3,835,614
Xcel Energy, Inc.	51,095	2,247,158

		8,595,069

Electrical Equipment - 0.4%
Eaton Corp. PLC	42,073	2,667,849
Emerson Electric Co.	5,037	281,568

		2,949,417

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	3,982	$ 237,008
TE Connectivity, Ltd.	42,035	2,533,870

		2,770,878

Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	10,714	512,451
Halliburton Co.	18,770	819,498
National Oilwell Varco, Inc. (B)	5,934	191,965
Schlumberger, Ltd.	19,162	1,542,924

		3,066,838

Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	17,924	2,997,251
Kroger Co.	74,179	2,536,180
Wal-Mart Stores, Inc.	742	54,144
Walgreens Boots Alliance, Inc.	15,156	1,201,113

		6,788,688

Food Products - 0.8%
Archer-Daniels-Midland Co.	8,420	379,574
Hershey Co.	12,435	1,377,300
J.M. Smucker, Co.	1,429	220,295
Mondelez International, Inc., Class A	89,713	3,945,578

		5,922,747

Gas Utilities - 0.0% (C)
UGI Corp.	3,736	169,091

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	81,095	3,629,001
Boston Scientific Corp. (A)	123,726	3,004,067
Danaher Corp.	9,909	806,989
Medtronic PLC	2,650	232,220
Stryker Corp.	8,214	955,124

		8,627,401

Health Care Providers & Services - 2.0%
Aetna, Inc.	21,690	2,498,905
Anthem, Inc.	2,653	348,445
Cigna Corp.	6,175	796,328
HCA Holdings, Inc. (A)	3,183	245,505
Humana, Inc., Class A	10,110	1,744,481
McKesson Corp.	23,254	4,524,298
Quest Diagnostics, Inc.	4,267	368,498
UnitedHealth Group, Inc.	35,231	5,045,079

		15,571,539

Hotels, Restaurants & Leisure - 0.7%
Royal Caribbean Cruises, Ltd., Class A (B)	23,577	1,707,918
Starbucks Corp.	43,032	2,498,007
Yum! Brands, Inc.	16,392	1,465,773

		5,671,698

Household Durables - 0.5%
D.R. Horton, Inc.	25,936	852,776
Harman International Industries, Inc.	14,424	1,191,999
Mohawk Industries, Inc. (A)	2,459	513,783
Newell Brands, Inc.	5,376	282,025
PulteGroup, Inc.	36,784	779,085
Toll Brothers, Inc. (A) (B)	17,185	481,352

		4,101,020

	Shares	Value
COMMON STOCKS (continued)
Household Products - 1.1%
Kimberly-Clark Corp.	29,879	$ 3,870,824
Procter & Gamble Co.	54,610	4,674,070

		8,544,894

Industrial Conglomerates - 0.8%
3M Co.	1,281	228,479
General Electric Co.	181,397	5,648,703

		5,877,182

Insurance - 1.6%
American International Group, Inc.	38,566	2,099,533
Arthur J. Gallagher & Co.	19,388	953,696
Chubb, Ltd.	28,607	3,583,313
Everest RE Group, Ltd.	3,664	692,532
MetLife, Inc.	86,209	3,684,573
Prudential Financial, Inc.	953	71,751
XL Group, Ltd.	25,762	891,623

		11,977,021

Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (A)	10,128	7,685,228

Internet Software & Services - 3.0%
Alphabet, Inc., Class A (A)	8,873	7,021,560
Alphabet, Inc., Class C (A)	8,949	6,879,902
eBay, Inc. (A)	4,250	132,430
Facebook, Inc., Class A (A)	70,344	8,718,435

		22,752,327

IT Services - 2.1%
Accenture PLC, Class A	51,730	5,835,661
Automatic Data Processing, Inc.	2,741	243,812
Cognizant Technology Solutions Corp., Class A (A)	34,953	2,009,448
Fidelity National Information Services, Inc.	29,690	2,361,246
MasterCard, Inc., Class A	4,399	418,961
PayPal Holdings, Inc. (A)	11,404	424,685
Vantiv, Inc., Class A (A)	10,356	567,198
Visa, Inc., Class A (B)	54,264	4,235,305
WEX, Inc. (A)	2,374	222,396

		16,318,712

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	7,649	367,994
Illumina, Inc. (A)	7,488	1,245,629
Thermo Fisher Scientific, Inc.	10,667	1,694,346

		3,307,969

Machinery - 1.2%
Cummins, Inc.	14,157	1,738,055
Deere & Co.	1,501	116,643
Fortive Corp. (A)	3,594	173,267
Ingersoll-Rand PLC	9,624	637,686
PACCAR, Inc.	43,452	2,562,364
Parker-Hannifin Corp.	4,088	466,809
Pentair PLC (B)	4,234	270,214
Snap-on, Inc.	4,121	647,697
Stanley Black & Decker, Inc.	18,393	2,238,428

		8,851,163

Media - 2.4%
Charter Communications, Inc., Class A (A)	10,317	2,423,154
Comcast Corp., Class A	79,047	5,315,911
DISH Network Corp., Class A (A)	19,876	1,061,776

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Sirius XM Holdings, Inc. (A) (B)	108,859	$ 477,891
Time Warner, Inc.	64,188	4,920,010
Twenty-First Century Fox, Inc., Class A	150,687	4,014,301

		18,213,043

Metals & Mining - 0.1%
Newmont Mining Corp.	11,708	515,152
U.S. Steel Corp. (B)	4,038	111,005

		626,157

Multi-Utilities - 0.9%
CMS Energy Corp.	35,843	1,619,387
Public Service Enterprise Group, Inc.	42,067	1,935,503
Sempra Energy	18,218	2,038,230
WEC Energy Group, Inc. (B)	13,993	908,285

		6,501,405

Multiline Retail - 0.3%
Dollar General Corp.	21,673	2,053,300
Target Corp.	6,943	523,016

		2,576,316

Oil, Gas & Consumable Fuels - 3.7%
Cabot Oil & Gas Corp.	50,697	1,250,695
Chevron Corp.	52,627	5,393,215
Concho Resources, Inc. (A)	5,970	741,474
ConocoPhillips	34,273	1,399,024
Diamondback Energy, Inc. (A) (B)	10,732	942,162
EOG Resources, Inc.	21,787	1,779,998
EQT Corp.	19,616	1,429,222
Exxon Mobil Corp.	79,395	7,062,185
Kinder Morgan, Inc.	31,506	640,517
Marathon Petroleum Corp.	19,751	777,992
Occidental Petroleum Corp.	42,294	3,160,630
Pioneer Natural Resources Co.	16,270	2,645,014
Valero Energy Corp.	22,306	1,166,158

		28,388,286

Pharmaceuticals - 3.8%
Allergan PLC (A)	15,389	3,892,647
Bristol-Myers Squibb Co.	83,765	6,266,460
Eli Lilly & Co.	53,510	4,435,444
Johnson & Johnson	39,546	4,952,346
Merck & Co., Inc.	23,102	1,355,163
Mylan NV (A)	9,154	428,316
Pfizer, Inc.	217,773	8,033,646

		29,364,022

Real Estate Investment Trusts - 1.7%
American Tower Corp., Class A	4,254	492,485
Apartment Investment & Management Co., Class A	9,953	457,539
AvalonBay Communities, Inc.	9,943	1,845,918
Equinix, Inc.	3,268	1,218,539
Essex Property Trust, Inc.	1,003	234,582
Extra Space Storage, Inc.	2,833	243,695
HCP, Inc.	24,652	967,098
Kimco Realty Corp. (B)	36,959	1,186,384
LaSalle Hotel Properties (B)	20,380	561,469
Liberty Property Trust, Series C	12,331	510,257
Macerich Co., Class A	1,334	119,046
Prologis, Inc., Class A	15,181	827,213
Public Storage	2,078	496,476
Regency Centers Corp.	5,243	445,288
Simon Property Group, Inc.	8,423	1,912,358

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
SL Green Realty Corp. (B)	6,276	$ 739,438
STORE Capital Corp.	11,740	366,171

		12,623,956

Road & Rail - 0.9%
Canadian Pacific Railway, Ltd.	10,504	1,573,289
CSX Corp.	22,795	645,782
Union Pacific Corp.	47,587	4,427,971

		6,647,042

Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc., Class A	18,537	1,183,217
Broadcom, Ltd.	31,652	5,126,991
KLA-Tencor Corp.	7,437	563,055
Lam Research Corp.	36,748	3,298,868
NXP Semiconductors NV (A)	16,931	1,423,728
Texas Instruments, Inc.	53,563	3,736,019

		15,331,878

Software - 2.5%
Adobe Systems, Inc. (A)	43,971	4,303,002
Microsoft Corp.	246,381	13,964,875
Oracle Corp.	16,404	673,220
Workday, Inc., Class A (A) (B)	2,908	242,353

		19,183,450

Specialty Retail - 2.1%
AutoNation, Inc. (A) (B)	3,364	179,469
Best Buy Co., Inc. (B)	25,926	871,114
Home Depot, Inc.	40,905	5,654,707
Lowe’s Cos., Inc.	54,572	4,490,184
O’Reilly Automotive, Inc. (A)	4,570	1,328,179
Ross Stores, Inc.	4,142	256,100
Signet Jewelers, Ltd. (B)	1,183	103,998
Tiffany & Co. (B)	6,056	390,733
TJX Cos., Inc.	37,812	3,089,997

		16,364,481

Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	135,994	14,171,935
Hewlett Packard Enterprise Co.	10,859	228,256
HP, Inc.	126,019	1,765,526
Western Digital Corp.	15,161	720,299

		16,886,016

Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp.	1,965	198,583
Ralph Lauren Corp., Class A (B)	7,346	720,569
VF Corp.	17,787	1,110,443

		2,029,595

Tobacco - 0.7%
Philip Morris International, Inc.	52,447	5,258,336

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A) (B)	15,846	734,304

Total Common Stocks (Cost $355,525,271)		451,731,854

PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII
7.12% (D)	12,963	339,501

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Capital Markets - 0.0% (C)
State Street Corp.
Series D, 5.90% (D) (B)	3,072	$ 90,409

Electric Utilities - 0.0% (C)
SCE Trust III
Series H, 5.75% (D)	960	29,059

Total Preferred Stocks (Cost $456,527)		458,969

	Principal	Value
ASSET-BACKED SECURITIES - 2.0%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (E)	$ 475,882	528,380
American Tower Trust I
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (E)	855,000	851,123
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1,
2.11% (D), 07/18/2027 (E)	755,000	754,240
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	1,052,777	1,061,634
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class D,
3.50%, 01/15/2019	100,000	100,812
Series 2012-5, Class C,
2.14%, 09/15/2019	100,000	100,481
ICG US CLO, Ltd.
Series 2014-1A, Class A1,
1.85% (D), 04/20/2026 (E)	1,565,000	1,548,549
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (E)	333,753	345,169
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	389,420	388,677
NRZ Advance Receivables Trust
Series 2015-T4, Class AT4,
3.20%, 11/15/2047 (E)	1,070,000	1,080,351
OCP CLO, Ltd.
Series 2015-8A, Class A1,
2.21% (D), 04/17/2027 (E)	750,000	749,123
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (E)	1,100,000	1,101,926
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1A,
2.20% (D), 07/20/2027 (E)	790,000	789,996
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (D), 10/15/2044 (E)	1,886,000	1,909,540
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (E)	103,353	103,551
Series 2014-1A, Class A,
2.07%, 03/20/2030 (E)	247,063	245,530
Series 2014-2A, Class A,
2.05%, 06/20/2031 (E)	217,116	217,022
Series 2014-3A, Class A,
2.30%, 10/20/2031 (E)	230,527	231,094
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	174,334	174,996

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	$ 181,215	$ 182,381
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	1,010,000	1,008,023
Silverleaf Finance XVIII LLC
Series 2014-A, Class A,
2.81%, 01/15/2027 (E)	230,754	228,056
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (E)	464,847	441,151
SpringCastle America Funding LLC
Series 2014-AA, Class A,
2.70%, 05/25/2023 (E)	228,816	229,457
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A,
1.43% (D), 10/15/2018 (E)	1,250,000	1,237,618

Total Asset-Backed Securities (Cost $15,622,274)		15,608,880

CORPORATE DEBT SECURITIES - 15.8%
Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	225,000	262,808
5.10%, 01/15/2044	160,000	193,437

		456,245

Airlines - 0.5%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	768,563	803,225
3.70%, 04/01/2028	525,200	552,773
Delta Air Lines Pass-Through Trust
6.82%, 02/10/2024	460,187	542,238
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	526,538	601,569
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,606,845	1,711,290

		4,211,095

Auto Components - 0.0% (C)
BorgWarner, Inc.
3.38%, 03/15/2025 (B)	345,000	354,791

Automobiles - 0.1%
BMW US Capital LLC
2.80%, 04/11/2026 (B) (E)	354,286	368,200
General Motors Co.
4.88%, 10/02/2023	555,000	606,335
6.25%, 10/02/2043	120,000	144,768

		1,119,303

Banks - 2.6%
Bank of America Corp.
2.63%, 10/19/2020, MTN	455,000	465,092
4.10%, 07/24/2023	500,000	544,727
4.25%, 10/22/2026, MTN	588,000	619,694
4.45%, 03/03/2026, MTN	450,000	483,280
5.75%, 12/01/2017	250,000	263,882
Bank One Corp.
8.00%, 04/29/2027	300,000	409,721
Barclays Bank PLC
10.18%, 06/12/2021 (E)	1,640,000	2,095,359
Branch Banking & Trust Co.
3.80%, 10/30/2026	355,000	390,668
Citigroup, Inc.
1.70%, 04/27/2018	932,000	934,885

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc. (continued)
3.38%, 03/01/2023	$ 163,000	$ 170,432
4.95%, 11/07/2043	60,000	69,479
6.68%, 09/13/2043	60,000	79,885
Commerzbank AG
8.13%, 09/19/2023 (E)	1,655,000	1,925,477
Cooperatieve Rabobank UA
2.25%, 01/14/2019	250,000	254,996
11.00% (D), 06/30/2019 (E) (F)	1,755,000	2,145,487
Discover Bank
3.45%, 07/27/2026	370,000	372,752
First Horizon National Corp.
3.50%, 12/15/2020	410,000	415,937
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	195,000	185,895
JPMorgan Chase & Co.
2.00%, 08/15/2017	1,040,000	1,048,707
3.25%, 09/23/2022	833,000	879,172
4.85%, 02/01/2044 (B)	60,000	73,124
6.75% (D), 02/01/2024 (B) (F)	48,000	54,055
JPMorgan Chase Bank NA
6.00%, 10/01/2017	400,000	420,947
Macquarie Bank, Ltd.
1.65%, 03/24/2017 (E)	285,000	285,462
Nordea Bank AB
4.25%, 09/21/2022 (E)	2,025,000	2,174,016
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024	125,000	125,430
6.00%, 12/19/2023	215,000	225,309
6.40%, 10/21/2019	140,000	156,289
Societe Generale SA
5.00%, 01/17/2024 (B) (E)	415,000	437,705
US Bancorp
1.65%, 05/15/2017, MTN	685,000	688,594
Wells Fargo & Co.
2.15%, 01/15/2019	111,000	113,225
4.13%, 08/15/2023	653,000	708,672
5.38%, 11/02/2043	220,000	262,730
5.90% (D), 06/15/2024 (F)	139,000	148,209

		19,629,294

Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	2,078,000	2,231,116
Molson Coors Brewing Co.
2.10%, 07/15/2021	1,211,000	1,227,083

		3,458,199

Biotechnology - 0.4%
Celgene Corp.
3.63%, 05/15/2024	495,000	525,808
3.88%, 08/15/2025	1,005,000	1,090,325
5.00%, 08/15/2045	655,000	762,190
Gilead Sciences, Inc.
4.75%, 03/01/2046	690,000	806,666

		3,184,989

Building Products - 0.1%
Owens Corning
4.20%, 12/15/2022	535,000	570,031

Capital Markets - 1.8%
Ameriprise Financial, Inc.
3.70%, 10/15/2024 (B)	1,220,000	1,331,596
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	532,000	531,628
3.80%, 06/09/2023 (E)	1,155,000	1,171,874

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Deutsche Bank AG
1.95% (D), 08/20/2020	$ 245,000	$ 235,417
6.00%, 09/01/2017	490,000	509,770
Goldman Sachs Group, Inc.
1.73% (D), 11/15/2018, MTN	400,000	402,840
4.25%, 10/21/2025	735,000	776,549
5.75%, 01/24/2022	1,200,000	1,396,207
6.25%, 02/01/2041	130,000	172,388
6.75%, 10/01/2037	65,000	83,335
Macquarie Group, Ltd.
6.25%, 01/14/2021 (E)	955,000	1,090,283
Morgan Stanley
5.00%, 11/24/2025	660,000	733,531
5.75%, 01/25/2021	1,785,000	2,056,111
Oaktree Capital Management, LP
6.75%, 12/02/2019 (E)	545,000	621,191
UBS AG
1.80%, 03/26/2018, MTN	1,025,000	1,031,683
7.63%, 08/17/2022	730,000	848,625
UBS Group Funding Jersey, Ltd.
4.13%, 09/24/2025 (E)	677,000	714,631

		13,707,659

Chemicals - 0.1%
LyondellBasell Industries NV
5.00%, 04/15/2019	420,000	455,027
Monsanto Co.
4.40%, 07/15/2044	375,000	384,931

		839,958

Commercial Services & Supplies - 0.2%
ERAC USA Finance LLC
3.85%, 11/15/2024 (E)	560,000	605,080
Hutchison Whampoa International 14, Ltd.
1.63%, 10/31/2017 (E)	725,000	727,308

		1,332,388

Communications Equipment - 0.2%
Cisco Systems, Inc.
2.13%, 03/01/2019	175,000	179,759
Harris Corp.
5.55%, 10/01/2021	960,000	1,099,053

		1,278,812

Construction & Engineering - 0.0% (C)
SBA Tower Trust
2.88%, 07/15/2046 (E)	259,000	261,364

Construction Materials - 0.1%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	945,000	1,008,048

Consumer Finance - 0.2%
American Express Co.
4.05%, 12/03/2042	225,000	239,532
Discover Financial Services
3.85%, 11/21/2022	605,000	622,683
Ford Motor Credit Co. LLC
4.38%, 08/06/2023	540,000	589,232

		1,451,447

Containers & Packaging - 0.1%
International Paper Co.
4.75%, 02/15/2022	520,000	579,330

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 0.7%
AT&T, Inc.
2.45%, 06/30/2020	$ 1,015,000	$ 1,039,369
3.40%, 05/15/2025	680,000	703,962
4.35%, 06/15/2045	345,000	345,460
4.60%, 02/15/2021	215,000	237,818
5.00%, 03/01/2021	115,000	130,095
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (E)	165,000	164,221
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (B)	170,000	127,075
Sprint Capital Corp.
6.88%, 11/15/2028 (B)	135,000	115,763
Verizon Communications, Inc.
3.45%, 03/15/2021	575,000	617,123
4.50%, 09/15/2020	140,000	155,683
5.15%, 09/15/2023	785,000	920,259
6.55%, 09/15/2043	439,000	597,287

		5,154,115

Electric Utilities - 0.6%
Appalachian Power Co.
3.40%, 06/01/2025 (B)	450,000	482,835
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/2044	210,000	251,742
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	125,000	142,258
8.88%, 11/15/2018	28,000	32,495
Commonwealth Edison Co.
4.70%, 01/15/2044	135,000	165,034
Duke Energy Carolinas LLC
4.25%, 12/15/2041	134,000	153,971
Duke Energy Corp.
3.75%, 04/15/2024	649,000	707,537
Entergy Arkansas, Inc.
3.70%, 06/01/2024	206,000	227,303
Jersey Central Power & Light Co.
7.35%, 02/01/2019	116,000	130,400
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (E)	410,000	447,765
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	503,000	558,325
5.30%, 06/01/2042	75,000	99,174
Pacific Gas & Electric Co.
4.75%, 02/15/2044	62,000	74,943
PacifiCorp
3.60%, 04/01/2024 (B)	655,000	722,132
5.75%, 04/01/2037	125,000	167,159
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	455,000	487,093

		4,850,166

Energy Equipment & Services - 0.1%
Hiland Partners Holdings LLC / Hiland Partners Finance Corp.
7.25%, 10/01/2020 (E)	315,000	328,388
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (E)	365,000	382,873
Schlumberger Investment SA
3.65%, 12/01/2023	105,000	115,132
Weatherford International, Ltd.
5.95%, 04/15/2042	120,000	82,800

		909,193

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing - 0.4%
CVS Health Corp.
2.25%, 08/12/2019	$ 805,000	$ 828,016
5.30%, 12/05/2043	162,000	206,900
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	149,000	168,762
4.30%, 04/22/2044 (B)	415,000	500,908
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	967,000	1,025,933

		2,730,519

Food Products - 0.2%
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (E)	660,000	689,367
4.38%, 06/01/2046 (E)	677,000	736,493
Mondelez International, Inc.
2.25%, 02/01/2019	200,000	204,819

		1,630,679

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co.
2.68%, 12/15/2019 (B)	270,000	279,998
Boston Scientific Corp.
2.65%, 10/01/2018	187,000	191,800

		471,798

Health Care Providers & Services - 0.5%
Aetna, Inc.
4.75%, 03/15/2044	44,000	49,805
Anthem, Inc.
1.88%, 01/15/2018	239,000	240,260
2.30%, 07/15/2018	564,000	572,110
3.30%, 01/15/2023	75,000	78,662
Coventry Health Care, Inc.
5.45%, 06/15/2021	177,000	201,143
Express Scripts Holding Co.
3.40%, 03/01/2027	540,000	552,202
4.80%, 07/15/2046	451,000	480,791
HCA Holdings, Inc.
6.25%, 02/15/2021	255,000	276,356
Roche Holdings, Inc.
2.25%, 09/30/2019 (E)	645,000	665,645
Tenet Healthcare Corp.
6.25%, 11/01/2018	165,000	175,106
UnitedHealth Group, Inc.
3.38%, 11/15/2021	428,000	464,321

		3,756,401

Household Products - 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	745,000	769,213

Industrial Conglomerates - 0.4%
General Electric Co.
5.00% (D), 01/21/2021 (F)	2,006,000	2,161,465
5.50%, 01/08/2020, MTN	475,000	540,387
6.88%, 01/10/2039, MTN	290,000	445,170

		3,147,022

Insurance - 0.9%
American International Group, Inc.
4.13%, 02/15/2024	436,000	469,019
8.18% (D), 05/15/2068	61,000	79,300
Fidelity National Financial, Inc.
5.50%, 09/01/2022	195,000	215,664
Genworth Holdings, Inc.
7.63%, 09/24/2021	145,000	121,803

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Lincoln National Corp.
8.75%, 07/01/2019	$ 790,000	$ 931,694
MassMutual Global Funding II
2.35%, 04/09/2019 (E)	200,000	204,988
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (E)	640,000	641,672
3.88%, 04/11/2022 (E)	750,000	814,569
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	350,000	356,058
Pacific Life Insurance Co.
9.25%, 06/15/2039 (E)	705,000	1,093,324
Principal Financial Group, Inc.
8.88%, 05/15/2019	345,000	407,277
Prudential Financial, Inc.
5.38%, 06/21/2020, MTN	228,000	257,299
7.38%, 06/15/2019, MTN	189,000	219,001
Reinsurance Group of America, Inc.
3.32% (D), 12/15/2065	1,442,000	1,038,240

		6,849,908

IT Services - 0.1%
International Business Machines Corp.
3.63%, 02/12/2024	283,000	310,223
MasterCard, Inc.
2.00%, 04/01/2019	173,000	177,001
3.38%, 04/01/2024	111,000	121,633

		608,857

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	443,000	452,919

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (E)	490,000	493,106

Media - 0.4%
CBS Corp.
4.63%, 05/15/2018	78,000	82,042
5.75%, 04/15/2020	291,000	331,862
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	690,000	714,150
Comcast Corp.
5.88%, 02/15/2018	326,000	350,266
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (E) (F)	200,000	210,100
NBCUniversal Media LLC
4.38%, 04/01/2021	909,000	1,023,910
4.45%, 01/15/2043	274,000	315,708

		3,028,038

Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023 (B)	140,000	155,125
Freeport-McMoRan, Inc.
3.88%, 03/15/2023 (B)	140,000	120,407
Novelis, Inc.
8.75%, 12/15/2020	490,000	510,825
Rio Tinto Finance USA PLC
2.88%, 08/21/2022 (B)	119,000	123,719

		910,076

Multi-Utilities - 0.1%
CMS Energy Corp.
3.88%, 03/01/2024	70,000	76,961
4.88%, 03/01/2044	152,000	183,656

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
DTE Electric Co.
4.30%, 07/01/2044	$ 300,000	$ 352,634

		613,251

Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.
5.55%, 03/15/2026 (B)	294,000	320,926
Apache Corp.
4.25%, 01/15/2044	47,000	44,966
4.75%, 04/15/2043	65,000	64,579
BP Capital Markets PLC
3.12%, 05/04/2026	645,000	658,181
Energy Transfer Partners, LP
5.15%, 02/01/2043	600,000	559,373
5.95%, 10/01/2043	120,000	124,196
EnLink Midstream Partners, LP
4.85%, 07/15/2026	436,000	423,799
EOG Resources, Inc.
2.45%, 04/01/2020	290,000	290,860
Exxon Mobil Corp.
1.82%, 03/15/2019	500,000	508,449
3.04%, 03/01/2026	820,000	870,404
Husky Energy, Inc.
4.00%, 04/15/2024	140,000	144,859
Kerr-McGee Corp.
6.95%, 07/01/2024	150,000	175,865
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	465,000	481,499
Laredo Petroleum, Inc.
7.38%, 05/01/2022 (B)	180,000	175,050
MEG Energy Corp.
6.50%, 03/15/2021 (B) (E)	150,000	111,750
Murphy Oil Corp.
3.50%, 12/01/2017	250,000	250,822
Nexen Energy ULC
5.88%, 03/10/2035	10,000	12,192
Noble Energy, Inc.
6.00%, 03/01/2041	75,000	84,381
8.25%, 03/01/2019	139,000	159,213
Peabody Energy Corp.
6.25%, 11/15/2021 (G)	135,000	21,262
Petrobras Global Finance BV
6.25%, 03/17/2024	350,000	328,125
Petroleos Mexicanos
3.50%, 07/18/2018 - 01/30/2023	390,000	386,184
Range Resources Corp.
5.75%, 06/01/2021	40,000	38,800
Shell International Finance BV
2.00%, 11/15/2018	283,000	288,019
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	120,000	130,030
4.63%, 03/01/2034	110,000	117,890
Western Gas Partners, LP
5.38%, 06/01/2021	225,000	239,413
Williams Cos., Inc.
3.70%, 01/15/2023	64,000	58,400
7.88%, 09/01/2021	100,000	110,000
Williams Partners, LP
5.40%, 03/04/2044	104,000	97,183

		7,276,670

Pharmaceuticals - 0.6%
Actavis Funding SCS
4.55%, 03/15/2035	585,000	629,803

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Actavis, Inc.
3.25%, 10/01/2022	$ 727,000	$ 758,442
Merck & Co., Inc.
1.30%, 05/18/2018 (B)	250,000	252,330
Mylan NV
3.15%, 06/15/2021 (E)	625,000	644,582
Perrigo Co. PLC
2.30%, 11/08/2018	390,000	391,717
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	32,000	34,275
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021	843,000	847,245
3.15%, 10/01/2026	635,000	648,920
4.10%, 10/01/2046	155,000	159,602

		4,366,916

Real Estate Investment Trusts - 0.7%
CBL & Associates, LP
5.25%, 12/01/2023	474,000	469,415
EPR Properties
4.50%, 04/01/2025	730,000	742,119
HCP, Inc.
3.40%, 02/01/2025	705,000	692,265
Kilroy Realty, LP
4.25%, 08/15/2029	865,000	924,019
Realty Income Corp.
3.88%, 07/15/2024	750,000	791,645
Simon Property Group, LP
3.38%, 10/01/2024	1,270,000	1,375,187
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	61,000	62,631
VEREIT Operating Partnership, LP
3.00%, 02/06/2019	205,000	205,513
4.13%, 06/01/2021	275,000	286,000

		5,548,794

Road & Rail - 0.1%
Aviation Capital Group Corp.
7.13%, 10/15/2020 (E)	712,000	829,480
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	40,000	42,591
3.75%, 04/01/2024	37,000	41,307

		913,378

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp.
2.45%, 07/29/2020	775,000	808,214
KLA-Tencor Corp.
4.13%, 11/01/2021	520,000	560,721
LAM Research Corp.
3.90%, 06/15/2026	185,000	198,501

		1,567,436

Software - 0.1%
Microsoft Corp.
2.70%, 02/12/2025	845,000	879,109

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.85%, 02/23/2023	992,000	1,047,201
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
6.02%, 06/15/2026 (E)	265,000	283,899

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020 (E)	$ 695,000	$ 733,012
HP, Inc.
3.75%, 12/01/2020 (B)	35,000	37,025

		2,101,137

Tobacco - 0.1%
Altria Group, Inc.
4.00%, 01/31/2024	114,000	128,853
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	560,000	662,968

		791,821

Trading Companies & Distributors - 0.3%
International Lease Finance Corp.
6.75%, 09/01/2016 (E)	865,000	868,521
7.13%, 09/01/2018 (E)	500,000	553,750
8.25%, 12/15/2020	545,000	658,087

		2,080,358

Wireless Telecommunication Services - 0.7%
America Movil SAB de CV
2.38%, 09/08/2016	300,000	300,485
3.13%, 07/16/2022	200,000	209,149
4.38%, 07/16/2042	300,000	322,952
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	257,000	266,912
4.88%, 08/15/2040 (E)	525,000	573,026
6.11%, 01/15/2040 (E)	1,799,000	2,005,054
SBA Tower Trust
2.24%, 04/15/2043 (E)	215,000	215,335
Sprint Communications, Inc.
9.00%, 11/15/2018 (E)	845,000	915,769
Sprint Corp.
7.88%, 09/15/2023	155,000	141,535
T-Mobile USA, Inc.
6.46%, 04/28/2019	20,000	20,375
6.63%, 04/28/2021	55,000	57,819
6.73%, 04/28/2022	55,000	57,612
6.84%, 04/28/2023	15,000	16,012

		5,102,035

Total Corporate Debt Securities (Cost $117,251,690)		120,445,868

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Brazil - 0.0% (C)
Brazil Government International Bond
4.25%, 01/07/2025 (B)	330,000	326,205

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024 (B)	235,000	244,400
4.50%, 01/28/2026 (B)	200,000	213,700

		458,100

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	200,000	222,622
5.38%, 10/17/2023 (E)	315,000	358,934

		581,556

Mexico - 0.1%
Mexico Government International Bond
4.00%, 10/02/2023	630,000	677,880

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru - 0.0% (C)
Peru Government International Bond
7.35%, 07/21/2025 (B)	$ 125,000	$ 170,625

Republic of Korea - 0.1%
Export-Import Bank of Korea
4.00%, 01/11/2017	515,000	521,497
Korea Development Bank
3.00%, 03/17/2019	200,000	207,621
3.50%, 08/22/2017	515,000	527,019

		1,256,137

Total Foreign Government Obligations (Cost $3,341,609)		3,470,503

MORTGAGE-BACKED SECURITIES - 4.7%
Aventura Mall Trust
Series 2013-AVM, Class A,
3.87% (D), 12/05/2032 (E)	700,000	756,584
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A,
5.54% (D), 06/10/2049	269,004	274,570
Banc of America Re-REMIC Trust
Series 2010-UB3, Class A4B1,
5.54% (D), 06/15/2049 (E)	360,000	363,779
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	460,000	470,616
Series 2012-TFT, Class C,
3.47% (D), 06/05/2030 (E)	1,070,000	1,060,782
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA,
0.60% (D), 11/05/2036 (E)	3,045,000	139,282
BCAP LLC Trust
Series 2009-RR14, Class 1A1,
6.00% (D), 05/26/2037 (E)	90,627	93,797
Series 2009-RR6, Class 2A1,
3.02% (D), 08/26/2035 (E)	473,119	468,480
Series 2010-RR1, Class 12A1,
5.25% (D), 08/26/2036 (E)	157,020	159,072
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A,
5.19%, 12/11/2038	239,733	240,769
Series 2007-PW15, Class A1A,
5.32%, 02/11/2044	200,151	203,020
Series 2007-PW17, Class A1A,
5.65% (D), 06/11/2050	309,728	320,393
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	145,000	160,596
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	220,000	247,561
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	920,668	943,948
COMM Mortgage Trust
Series 2010-RR1, Class GEB,
5.54% (D), 12/11/2049 (E)	750,000	764,916
Series 2013-CR11, Class AM,
4.72% (D), 10/10/2046	70,000	80,401
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (E)	97,920	97,683
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	110,000	115,398

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	$ 155,000	$ 172,681
Series 2016-GCT, Class C,
3.58% (D), 08/10/2029 (E) (H)	520,000	536,077
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	830,000	869,420
Commercial Mortgage Trust
Series 2007-GG11, Class AM,
5.87% (D), 12/10/2049	70,000	72,141
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (E)	1,040,000	1,093,689
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
3.31% (D), 08/26/2036 (E)	536,101	525,881
CSMC Trust
Series 2010-1R, Class 28A1,
5.00%, 02/27/2047 (E)	183,717	182,449
Series 2010-RR1, Class 2A,
5.70% (D), 09/15/2040 (E)	370,262	375,462
Series 2014-4R, Class 21A1,
0.78% (D), 12/27/2035 (E)	791,828	761,119
DBRR Trust
Series 2011-C32, Class A3A,
5.70% (D), 06/17/2049 (E)	150,000	152,465
Extended Stay America Trust
Series 2013-ESH7, Class A27,
2.96%, 12/05/2031 (E)	130,497	131,097
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.44% (D), 12/10/2027 (E)	320,000	306,362
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	675,000	703,022
Hilton USA Trust, Interest Only STRIPS
Series 2013-HLT, Class X1FX,
0.00% (D), 11/05/2030 (E)	15,000,000	150
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (E)	700,000	727,771
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A,
2.86% (D), 12/26/2037 (E)	106,766	105,948
Series 2009-R7, Class 10A3,
6.00%, 12/26/2036 (E)	58,187	59,299
Series 2009-R7, Class 12A1,
3.02% (D), 08/26/2036 (E)	2,023	2,023
Series 2009-R7, Class 1A1,
2.69% (D), 02/26/2036 (E)	285,226	279,266
Series 2009-R7, Class 4A1,
2.86% (D), 09/26/2034 (E)	58,633	58,184
Series 2009-R9, Class 1A1,
2.61% (D), 08/26/2046 (E)	101,197	101,826
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18, Class A1A,
5.43% (D), 06/12/2047	444,412	448,462
Series 2007-CB20, Class AM,
5.88% (D), 02/12/2051	360,000	374,881
Series 2007-LD12, Class A1A,
5.85% (D), 02/15/2051	350,702	361,657
Series 2007-LDPX, Class A1A,
5.44%, 01/15/2049	282,645	286,805

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2008-C2, Class ASB,
6.13% (D), 02/12/2051	$ 36,911	$ 37,473
Series 2010-C1, Class B,
5.95%, 06/15/2043 (E)	370,000	403,884
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	1,193,600	1,285,368
JPMorgan Re-REMIC Trust
Series 2014-2, Class 6A1,
2.93% (D), 05/26/2037 (E)	693,594	693,426
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AM,
6.16% (D), 09/15/2045	110,000	115,628
Merrill Lynch Mortgage Trust
Series 2007-C1, Class A1A,
5.83% (D), 06/12/2050	125,848	128,459
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM,
5.72% (D), 04/12/2049	280,000	281,471
Series 2007-IQ13, Class A1A,
5.31%, 03/15/2044	406,305	411,263
Series 2007-IQ13, Class AM,
5.41%, 03/15/2044	110,000	111,782
Series 2007-IQ14, Class A1A,
5.67% (D), 04/15/2049	123,125	125,918
Series 2007-IQ15, Class AM,
5.91% (D), 06/11/2049	335,000	344,107
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4B,
5.79% (D), 08/15/2045 (E)	293,000	297,871
Series 2012-XA, Class A,
2.00%, 07/27/2049 (E)	37,338	37,017
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	992,253	1,008,796
Motel 6 Trust
Series 2015-MTL6, Class B,
3.30%, 02/05/2030 (E)	610,000	617,443
Series 2015-MTL6, Class C,
3.64%, 02/05/2030 (E)	2,085,000	2,090,487
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	518,933	539,979
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	225,567	234,716
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	586,650	608,251
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	428,531	445,687
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	940,640	981,302
Series 2016-2A, Class A1,
3.75% (D), 11/25/2035 (E)	606,988	633,894
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (E)	750,000	761,639
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1,
1.07% (D), 05/25/2035	497,172	477,403
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.47% (D), 01/11/2037 (E)	410,000	394,550
SCG Trust
Series 2013-SRP1, Class A,
1.88% (D), 11/15/2026 (E)	230,000	230,034
Series 2013-SRP1, Class AJ,
2.43% (D), 11/15/2026 (E)	570,000	569,366

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
STRIPS, Ltd.
Series 2012-1A, Class A,
1.50%, 12/25/2044 (E)	$ 28,306	$ 28,270
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	541,070	549,380
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	699,942	707,518
Series 2015-6, Class A1B,
2.75% (D), 04/25/2055 (E)	895,724	906,206
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	1,115,858	1,128,809
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	1,048,621	1,061,602
Series 2016-3, Class A1,
2.25% (D), 08/25/2055 (E)	900,000	898,708
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	560,000	595,349
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class C,
2.97% (D), 06/15/2029 (E)	695,000	696,530
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A,
1.75%, 08/20/2021 (E)	3,457	3,457

Total Mortgage-Backed Securities (Cost $36,002,236)		36,092,827

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.1%
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	45,000	70,527
State of California, General Obligation Unlimited
7.60%, 11/01/2040	200,000	337,040
7.95%, 03/01/2036	225,000	273,314
University of California, Revenue Bonds
Series AD,
4.86%, 05/15/2112	40,000	46,471

		727,352

Georgia - 0.0% (C)
Municipal Electric Authority of Georgia, Revenue Bonds
Series A,
6.64%, 04/01/2057	35,000	48,347

Illinois - 0.0% (C)
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	190,000	185,894

New Jersey - 0.0% (C)
New Jersey Turnpike Authority, Revenue Bonds
Series F,
7.41%, 01/01/2040	54,000	87,052

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds
Series E,
6.81%, 11/15/2040	45,000	67,106

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York City Water & Sewer System, Revenue Bonds
Series CC,
5.88%, 06/15/2044	$ 45,000	$ 66,966
New York State Dormitory Authority, Revenue Bonds
Series H,
5.39%, 03/15/2040	40,000	54,463
Port Authority of New York & New Jersey, Revenue Bonds
Series 181,
4.96%, 08/01/2046	70,000	90,178

		278,713

Total Municipal Government Obligations (Cost $1,169,244)		1,327,358

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.4%
Federal Home Loan Mortgage Corp.
5.00%, 04/01/2018	5,342	5,487
5.50%, 09/01/2018 - 06/01/2041	218,708	244,631
Federal National Mortgage Association
Zero Coupon, 10/09/2019	640,000	615,501
1.99% (D), 02/01/2043	192,168	195,414
2.50%, TBA (H)	2,094,000	2,168,844
3.00%, TBA (H)	13,930,000	14,495,906
3.33% (D), 10/25/2023	190,000	207,226
3.50%, 07/01/2028 - 11/01/2028	615,225	660,029
3.50%, TBA (H)	15,864,000	16,761,169
4.00%, 04/01/2026	21,237	22,679
4.00%, TBA (H)	4,825,000	5,172,739
4.50%, 02/01/2025 - 06/01/2026	457,671	491,246
5.00%, 05/01/2018 - 11/01/2039	2,157,094	2,425,654
5.00%, TBA (H)	1,032,000	1,142,295
5.50%, 07/01/2019 - 11/01/2038	857,560	979,932
6.00%, 08/01/2036 - 06/01/2041	1,176,651	1,353,433
6.50%, 05/01/2040	240,654	279,615
Government National Mortgage Association
4.46%, 06/20/2062	1,388,071	1,471,571
Government National Mortgage Association, Interest Only STRIPS
0.90% (D), 02/16/2053	861,184	52,027

Total U.S. Government Agency Obligations (Cost $48,587,053)		48,745,398

U.S. GOVERNMENT OBLIGATIONS - 8.5%
U.S. Treasury Bond
2.50%, 02/15/2045	3,240,000	3,452,120
2.75%, 08/15/2042	2,611,500	2,938,857
3.50%, 02/15/2039	851,000	1,090,044
3.63%, 02/15/2044	7,367,000	9,686,168
4.50%, 02/15/2036	2,836,500	4,124,560
4.75%, 02/15/2037	602,000	905,117
5.25%, 02/15/2029	2,303,000	3,264,143
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	1,161,182	1,367,352
2.50%, 01/15/2029	1,010,677	1,290,219
U.S. Treasury Inflation Indexed Note
0.63%, 01/15/2024	3,591,873	3,767,771
U.S. Treasury Note
0.38%, 10/31/2016	5,542,800	5,544,097
0.50%, 09/30/2016	3,691,200	3,692,588
0.63%, 09/30/2017	718,000	717,972
0.88%, 04/15/2017 (B)	1,345,800	1,349,147
0.88%, 04/30/2017	4,492,900	4,504,312

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Note (continued)
1.00%, 09/15/2017 - 11/30/2019	$ 1,112,900	$ 1,118,891
1.13%, 06/30/2021 (B)	235,000	236,001
1.25%, 11/30/2018	3,955,000	4,004,900
1.63%, 03/31/2019 - 02/15/2026	6,719,100	6,871,407
1.63%, 05/15/2026 (B)	430,000	436,433
1.88%, 11/30/2021	912,000	948,908
2.00%, 02/15/2025	3,139,000	3,288,347
2.50%, 05/15/2024	365,300	396,650

Total U.S. Government Obligations (Cost $60,502,726)		64,996,004

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.5%
Federal Home Loan Bank Discount Notes
0.32% (I), 09/15/2016	1,285,000	1,284,518
0.33% (I), 08/01/2016 - 10/26/2016	11,780,000	11,778,795
0.34% (I), 08/12/2016 - 10/03/2016	7,783,000	7,780,526
0.38% (I), 10/14/2016	1,725,000	1,723,882
0.40% (I), 09/07/2016 - 09/16/2016	11,345,000	11,341,794
0.47% (I), 08/17/2016	410,000	409,956

Total Short-Term U.S. Government Agency Obligations (Cost $34,316,682)		34,319,471

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.7%
U.S. Treasury Bill
0.20% (I), 08/11/2016 (B)	2,129,000	2,128,915
0.27% (I), 08/11/2016 (B)	550,000	549,978
0.28% (I), 10/06/2016	135,000	134,940
0.28% (I), 08/11/2016 (B)	115,000	114,995
0.29% (I), 10/06/2016 - 10/13/2016	2,743,000	2,741,777
0.49% (I), 03/30/2017 (J)	210,000	209,430

Total Short-Term U.S. Government Obligations (Cost $5,879,565)		5,880,035

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (I)	23,505,010	23,505,010

Total Securities Lending Collateral (Cost $23,505,010)		23,505,010

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
State Street Bank & Trust Co. 0.03% (I), dated 07/29/2016, to be repurchased at $24,054,273 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 06/30/2020, and with a value of $24,542,769.	$ 24,054,213	24,054,213

Total Repurchase Agreement (Cost $24,054,213)		24,054,213

Total Investments (Cost $726,214,100) (K)		830,636,390
Net Other Assets (Liabilities) - (8.8)%		(67,501,056)

Net Assets - 100.0%		$ 763,135,334

The notes are an integral part of this report. Transamerica Funds	Page 11	July 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

FUTURES CONTRACTS: (L)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	139	09/16/2016	$179,972	$—

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$451,731,854	$—	$—	$451,731,854
Preferred Stocks	458,969	—	—	458,969
Asset-Backed Securities	—	15,608,880	—	15,608,880
Corporate Debt Securities	—	120,445,868	—	120,445,868
Foreign Government Obligations	—	3,470,503	—	3,470,503
Mortgage-Backed Securities	—	36,092,827	—	36,092,827
Municipal Government Obligations	—	1,327,358	—	1,327,358
U.S. Government Agency Obligations	—	48,745,398	—	48,745,398
U.S. Government Obligations	—	64,996,004	—	64,996,004
Short-Term U.S. Government Agency Obligations	—	34,319,471	—	34,319,471
Short-Term U.S. Government Obligations	—	5,880,035	—	5,880,035
Securities Lending Collateral	23,505,010	—	—	23,505,010
Repurchase Agreement	—	24,054,213	—	24,054,213

Total Investments	$475,695,833	$354,940,557	$—	$830,636,390

Other Financial Instruments
Futures Contracts (N)	$179,972	$—	$—	$179,972

Total Other Financial Instruments	$179,972	$—	$—	$179,972

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $22,998,606. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable rate securities. The rates disclosed are as of July 31, 2016.
(E)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the total value of 144A securities is $76,487,462, representing 10.0% of the Fund’s net assets.

(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Security in default.
(H)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after July 31, 2016.
(I)	Rates disclosed reflect the yields at July 31, 2016.
(J)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $84,769.

(K)

Aggregate cost for federal income tax purposes is $726,214,100. Aggregate gross unrealized appreciation and depreciation for all securities is $111,847,207 and $7,424,917, respectively. Net unrealized appreciation for tax purposes is $104,422,290.

(L)	Cash in the amount of $321,168 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(M)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(N)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 12	July 31, 2016 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.0%
International Alternative Funds - 23.3%
Transamerica Global Long/Short Equity (A) (B)	466,412	$ 4,374,941
Transamerica Global Multifactor Macro (B)	6,146,634	58,515,953

		62,890,894

International Equity Funds - 12.5%
Transamerica Developing Markets Equity (A) (B)	1,434,266	13,439,076
Transamerica Global Real Estate Securities (B)	1,119,698	17,153,776
Transamerica International Small Cap (B)	200,518	1,882,860
Transamerica International Small Cap Value (B)	113,086	1,305,007

		33,780,719

International Fixed Income Funds - 13.1%
Transamerica Emerging Markets Debt (B)	1,464,942	15,279,349
Transamerica Unconstrained Bond (B)	2,065,655	20,222,766

		35,502,115

U.S. Alternative Funds - 26.5%
Transamerica Arbitrage Strategy Liquidating Trust (A) (C) (D) (E) (F)	22,689	227,962
Transamerica Event Driven (B)	2,561,532	25,231,089
Transamerica Long/Short Strategy (B)	2,362,323	14,103,066
Transamerica Managed Futures Strategy (B)	3,553,451	32,229,799

		71,791,916

U.S. Fixed Income Funds - 20.6%
Transamerica Flexible Income (B)	331,379	3,088,452
Transamerica High Yield Bond (B)	3,185,089	28,665,804
Transamerica Short-Term Bond (B)	2,395,044	24,070,194

		55,824,450

Total Investment Companies (Cost $266,232,569)		259,790,094

	Principal	Value
REPURCHASE AGREEMENT - 4.3%
State Street Bank & Trust Co. 0.03% (G), dated 07/29/2016, to be repurchased at $11,545,235 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 07/31/2020, and with a value of $11,780,825.	$ 11,545,206	11,545,206

Total Repurchase Agreement (Cost $11,545,206)		11,545,206

Total Investments (Cost $277,777,775) (H)		271,335,300
Net Other Assets (Liabilities) - (0.3)%		(830,461)

Net Assets - 100.0%		$ 270,504,839

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$259,562,132	$—	$—	$259,562,132
Repurchase Agreement	—	11,545,206	—	11,545,206

Total	$259,562,132	$11,545,206	$—	$271,107,338

Investment Companies Measured at Net Asset Value (J)				$227,962

Total Investments				$271,335,300

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Investment in affiliated company of Transamerica Asset Management, Inc.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2016, value of the security is $227,962, representing 0.1% of the Fund’s net assets.
(E)	Illiquid security. At July 31, 2016, value of the illiquid security is $227,962, representing 0.1% of the Fund’s net assets.
(F)	Restricted security. At July 31, 2016, the restricted security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	$226,886	$227,962	0.1%

(G)	Rate disclosed reflects the yield at July 31, 2016.
(H)

Aggregate cost for federal income tax purposes is $277,777,775. Aggregate gross unrealized appreciation and depreciation for all securities is $6,273,048 and $12,715,523, respectively. Net unrealized depreciation for tax purposes is $6,442,475.

(I)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(J)

Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented in the Schedule of Investments.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.3%
American Tower Trust I
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (A)	$ 25,000,000	$ 24,886,625
Ares IIIR / IVR CLO, Ltd.
Series 2007-3RA, Class A2,
0.90% (B), 04/16/2021 (A)	5,770,184	5,705,338
Battalion CLO, Ltd.
Series 2007-1A, Class C,
1.47% (B), 07/14/2022 (A)	14,000,000	13,481,006
Burr Ridge CLO Plus LLC
Series 2006-1A, Class C,
1.39% (B), 03/27/2023 (A)	6,500,000	6,227,969
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (A)	7,196,058	7,184,944
Series 2013-A, Class A,
3.01%, 12/04/2028 (A)	14,125,171	14,248,661
Citigroup Mortgage Loan Trust
Series 2003-HE3, Class A,
0.87% (B), 12/25/2033	2,426,742	2,347,233
CWABS Asset-Backed Certificates Trust
Series 2006-17, Class 2A2,
0.64% (B), 03/25/2047	12,294,071	11,347,029
Diamond Resorts Owner Trust
Series 2013-1, Class A,
1.95%, 01/20/2025 (A)	3,555,051	3,534,781
Series 2013-2, Class A,
2.27%, 05/20/2026 (A)	5,711,693	5,696,588
Series 2014-1, Class B,
2.98%, 05/20/2027 (A)	2,078,806	2,083,003
Foursight Capital Automobile Receivables Trust
Series 2014-1, Class A,
2.11%, 03/23/2020 (A)	3,265,484	3,259,115
Hertz Vehicle Financing LLC
Series 2016-1A, Class B,
3.72%, 03/25/2020 (A)	15,000,000	15,357,608
Hilton Grand Vacations Trust
Series 2013-A, Class A,
2.28%, 01/25/2026 (A)	2,912,483	2,920,990
Series 2014-AA, Class A,
1.77%, 11/25/2026 (A)	5,737,115	5,694,695
Series 2014-AA, Class B,
2.07%, 11/25/2026 (A)	8,742,271	8,677,776
HSBC Home Equity Loan Trust
Series 2007-1, Class A4,
0.85% (B), 03/20/2036	5,491,219	5,445,857
Inwood Park CDO, Ltd.
Series 2006-1A, Class C,
1.40% (B), 01/20/2021 (A)	12,750,000	12,210,050
Marriott Vacation Club Owner Trust
Series 2012-1A, Class A,
2.51%, 05/20/2030 (A)	6,353,993	6,388,258
Mountain View Funding CLO, Ltd.
Series 2006-1A, Class C1,
1.43% (B), 04/15/2019 (A)	4,000,000	3,958,360
Series 2007-3A, Class A1,
0.89% (B), 04/16/2021 (A)	914,775	914,783
MVW Owner Trust
Series 2014-1A, Class B,
2.70%, 09/22/2031 (A)	6,210,847	6,199,835
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	7,620,445	7,658,923

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Newstar Trust
Series 2012-2A, Class A,
2.60% (B), 01/20/2023 (A)	$ 8,983,728	$ 8,891,815
NRZ Advance Receivables Trust
Series 2015-T3, Class CT3,
3.77%, 11/15/2046 (A)	7,000,000	6,999,285
Series 2015-T4, Class AT4,
3.20%, 11/15/2047 (A)	20,000,000	20,193,470
Ocean Trails CLO I
Series 2006-1A, Class A1,
0.92% (B), 10/12/2020 (A)	957,552	951,919
Ocwen Master Advance Receivables Trust
Series 2015-T1, Class AT1,
2.54%, 09/17/2046 (A)	15,400,000	15,398,629
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (A)	20,095,000	20,130,186
Orange Lake Timeshare Trust
Series 2012-AA, Class A,
3.45%, 03/10/2027 (A)	1,631,525	1,652,272
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	7,912,402	7,856,422
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	11,870,010	11,942,456
Sierra Timeshare Receivables Funding LLC
Series 2012-1A, Class B,
3.58%, 11/20/2028 (A)	2,172,724	2,181,884
Series 2012-2A, Class A,
2.38%, 03/20/2029 (A)	1,759,867	1,763,245
Series 2012-2A, Class B,
3.42%, 03/20/2029 (A)	788,000	791,796
Series 2013-2A, Class C,
4.75%, 11/20/2025 (A)	5,925,694	5,774,211
Series 2014-1A, Class A,
2.07%, 03/20/2030 (A)	2,839,802	2,822,186
Series 2014-1A, Class B,
2.42%, 03/20/2030 (A)	2,839,802	2,822,362
Series 2014-2A, Class B,
2.40%, 06/20/2031 (A)	5,635,066	5,626,276
Series 2014-3A, Class B,
2.80%, 10/20/2031 (A)	5,961,916	5,980,930
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	2,064,478	2,072,326
Series 2015-1A, Class B,
3.05%, 03/22/2032 (A)	2,523,251	2,539,486
Silverleaf Finance XV LLC
Series 2012-D, Class A,
3.00%, 03/17/2025 (A)	3,409,607	3,409,719
SilverLeaf Finance XVII LLC
Series 2013-A, Class A,
2.68%, 03/16/2026 (A)	4,387,357	4,341,638
Silverleaf Finance XVIII LLC
Series 2014-A, Class A,
2.81%, 01/15/2027 (A)	5,916,775	5,847,585
SpringCastle America Funding LLC
Series 2014-AA, Class A,
2.70%, 05/25/2023 (A)	6,292,447	6,310,063
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
Series 2015-T2, Class CT2,
3.74%, 01/15/2047 (A)	7,000,000	7,003,558
Series 2015-T3, Class AT3,
2.92%, 07/15/2047 (A)	18,000,000	18,043,637
SVO VOI Mortgage LLC
Series 2012-AA, Class A,
2.00%, 09/20/2029 (A)	7,601,852	7,515,957

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Welk Resorts LLC
Series 2013-AA, Class A,
3.10%, 03/15/2029 (A)	$ 8,492,901	$ 8,571,674
Series 2015-AA, Class A,
2.79%, 06/16/2031 (A)	8,224,266	8,232,518
Westgate Resorts LLC
Series 2015-1A, Class A,
2.75%, 05/20/2027 (A)	4,205,392	4,182,183

Total Asset-Backed Securities (Cost $372,173,160)		375,279,115

CORPORATE DEBT SECURITIES - 62.4%
Aerospace & Defense - 0.6%
Bombardier, Inc.
4.75%, 04/15/2019 (A) (C)	3,020,000	2,967,150
7.50%, 03/15/2018 (A) (C)	14,206,000	14,738,725

		17,705,875

Airlines - 1.8%
America West Airlines Pass-Through Trust
7.93%, 07/02/2020	1,111,593	1,181,067
8.06%, 01/02/2022	6,555,004	7,407,154
Delta Air Lines Pass-Through Trust
6.20%, 01/02/2020	17,861,617	19,201,238
Northwest Airlines Pass-Through Trust
6.26%, 05/20/2023	836,053	901,348
UAL Pass-Through Trust
9.75%, 07/15/2018	9,441,226	9,724,463
10.40%, 05/01/2018	7,367,211	7,486,560
Virgin Australia Trust
5.00%, 04/23/2025 (A)	5,419,443	5,609,124

		51,510,954

Automobiles - 1.1%
General Motors Financial Co., Inc.
2.74% (B), 01/15/2019 (C)	20,000,000	20,279,620
3.20%, 07/06/2021	9,970,000	10,118,932

		30,398,552

Banks - 9.3%
Bank of America NA
0.95% (B), 06/15/2017	14,285,000	14,242,416
Citizens Bank NA
1.60%, 12/04/2017, MTN	1,940,000	1,935,451
Cooperatieve Rabobank UA
11.00% (B), 06/30/2019 (A) (D)	19,209,000	23,483,002
Discover Bank
7.00%, 04/15/2020	12,352,000	14,052,710
First Horizon National Corp.
3.50%, 12/15/2020	5,160,000	5,234,717
First Niagara Financial Group, Inc.
6.75%, 03/19/2020	13,396,000	15,233,958
First Tennessee Bank NA
2.95%, 12/01/2019	23,381,000	23,589,628
JPMorgan Chase Bank NA
6.00%, 10/01/2017	16,510,000	17,374,596
Lloyds Bank PLC
9.88% (B), 12/16/2021, MTN (E)	17,101,000	17,596,074
Regions Bank
7.50%, 05/15/2018	23,306,000	25,551,370
Royal Bank of Scotland Group PLC
6.40%, 10/21/2019	7,305,000	8,154,959
Santander Bank NA
8.75%, 05/30/2018	16,309,000	18,138,038
Svenska Handelsbanken AB
1.58% (B), 10/01/2020	20,500,000	20,495,941
1.78% (B), 03/30/2021, MTN	17,000,000	17,160,021

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Synovus Financial Corp.
7.88%, 02/15/2019	$ 17,282,000	$ 19,269,430
US Bank NA
2.13%, 10/28/2019	21,212,000	21,735,597

		263,247,908

Beverages - 1.8%
Anheuser-Busch InBev Finance, Inc.
2.02% (B), 02/01/2021	9,333,000	9,592,569
2.65%, 02/01/2021	20,680,000	21,421,399
Molson Coors Brewing Co.
1.45%, 07/15/2019	4,985,000	5,010,932
2.10%, 07/15/2021	14,955,000	15,153,617

		51,178,517

Biotechnology - 0.5%
Gilead Sciences, Inc.
2.55%, 09/01/2020	14,665,000	15,250,515

Building Products - 0.6%
Owens Corning
6.50%, 12/01/2016	1,331,000	1,345,632
9.00%, 06/15/2019	12,423,000	14,482,758

		15,828,390

Capital Markets - 5.3%
Ameriprise Financial, Inc.
7.30%, 06/28/2019	11,000,000	12,722,204
Bank of New York Mellon Corp.
1.50% (B), 08/17/2020, MTN	6,000,000	6,019,272
1.97% (F), 06/20/2017	6,780,000	6,839,033
Deutsche Bank AG
1.95% (B), 08/20/2020	10,275,000	9,873,093
Goldman Sachs Group, Inc.
1.73% (B), 11/15/2018, MTN	765,000	770,432
1.95% (B), 04/30/2018	8,512,000	8,582,650
7.50%, 02/15/2019, MTN (C)	20,297,000	23,163,281
Lazard Group LLC
6.85%, 06/15/2017	4,141,000	4,325,130
Morgan Stanley
1.45% (B), 07/23/2019, MTN	15,000,000	14,947,995
3.17% (B), 08/31/2017, MTN	1,500,000	1,539,375
7.30%, 05/13/2019, MTN	15,235,000	17,478,049
State Street Corp.
1.53% (B), 08/18/2020	16,120,000	16,172,051
UBS Group Funding Jersey, Ltd.
2.08% (B), 09/24/2020 (A)	26,205,000	26,079,688

		148,512,253

Chemicals - 1.4%
Dow Chemical Co.
8.55%, 05/15/2019	24,461,000	29,128,648
Lubrizol Corp.
8.88%, 02/01/2019	8,862,000	10,509,827

		39,638,475

Construction Materials - 0.7%
CRH America, Inc.
8.13%, 07/15/2018	17,335,000	19,351,130

Consumer Finance - 1.7%
Ally Financial, Inc.
4.75%, 09/10/2018	12,200,000	12,627,000
American Express Credit Corp.
1.40% (B), 05/26/2020, MTN (C)	5,000,000	4,985,095

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Ford Motor Credit Co. LLC
1.49% (B), 03/12/2019	$ 10,375,000	$ 10,304,357
1.57% (B), 11/04/2019	4,750,000	4,699,821
5.00%, 05/15/2018	8,225,000	8,695,445
Springleaf Finance Corp.
8.25%, 12/15/2020	6,825,000	7,063,875

		48,375,593

Diversified Consumer Services - 0.4%
President and Fellows of Harvard College
6.00%, 01/15/2019 (A)	10,610,000	11,830,978

Diversified Financial Services - 1.8%
Denali International LLC / Denali Finance Corp.
5.63%, 10/15/2020 (A)	5,000,000	5,244,000
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/2018	19,410,000	23,325,657
OMX Timber Finance Investments I LLC
5.42%, 01/29/2020 (A)	20,014,000	22,481,126

		51,050,783

Diversified Telecommunication Services - 2.0%
AT&T, Inc.
1.56% (B), 06/30/2020	8,210,000	8,200,862
5.80%, 02/15/2019	10,673,000	11,808,394
Sprint Capital Corp.
6.90%, 05/01/2019	9,000,000	8,898,750
Telefonica Emisiones SAU
3.19%, 04/27/2018	18,370,000	18,848,979
Verizon Communications, Inc.
2.41% (B), 09/14/2018	8,900,000	9,155,430

		56,912,415

Electric Utilities - 3.3%
Entergy Texas, Inc.
7.13%, 02/01/2019	22,351,000	25,384,902
Georgia Power Co.
Series B,
5.70%, 06/01/2017	9,970,000	10,350,535
Oncor Electric Delivery Co. LLC
2.15%, 06/01/2019 (C)	5,190,000	5,258,020
6.80%, 09/01/2018	8,000,000	8,844,696
Public Service Co. of Colorado
5.80%, 08/01/2018	18,201,000	19,872,052
Southern California Edison Co.
1.85%, 02/01/2022	22,714,286	22,681,918

		92,392,123

Electronic Equipment, Instruments & Components - 0.2%
Tyco Electronics Group SA
6.55%, 10/01/2017	4,685,000	4,961,471

Energy Equipment & Services - 3.4%
Boardwalk Pipelines, LP
5.88%, 11/15/2016	18,745,000	18,942,460
Hiland Partners Holdings LLC / Hiland Partners Finance Corp.
7.25%, 10/01/2020 (A)	27,929,000	29,115,982
Nabors Industries, Inc.
6.15%, 02/15/2018	11,000,000	11,179,828
Schlumberger Holdings Corp.
2.35%, 12/21/2018 (A)	20,000,000	20,419,580
Transocean, Inc.
6.80%, 12/15/2016	14,901,000	14,938,253

		94,596,103

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing - 0.9%
Wal-Mart Stores, Inc.
5.52% (F), 06/01/2018 (C)	$ 24,970,000	$ 25,942,482

Food Products - 1.7%
ConAgra Foods, Inc.
2.10%, 03/15/2018 (C)	22,340,000	22,526,964
Kraft Heinz Foods Co.
2.25%, 06/05/2017	4,985,000	5,029,795
2.80%, 07/02/2020 (A)	18,330,000	19,145,593

		46,702,352

Gas Utilities - 1.8%
DTE Gas Co.
5.00%, 10/01/2019 (C)	28,400,000	31,110,808
Southern California Gas Co.
1.55%, 06/15/2018	20,560,000	20,727,996

		51,838,804

Health Care Providers & Services - 0.3%
CHS / Community Health Systems, Inc.
5.13%, 08/15/2018	1,782,000	1,803,161
Roche Holdings, Inc.
2.25%, 09/30/2019 (A)	7,000,000	7,224,056

		9,027,217

Household Products - 0.6%
ADOP Co.
6.63%, 10/01/2017 (A)	15,000,000	15,725,625

Independent Power & Renewable Electricity Producers - 0.4%
Exelon Generation Co. LLC
4.00%, 10/01/2020 (C)	9,554,000	10,281,996

Industrial Conglomerates - 0.2%
General Electric Co.
1.48% (B), 04/15/2020, MTN (C)	5,100,000	5,150,878

Insurance - 1.8%
Fidelity National Financial, Inc.
6.60%, 05/15/2017	17,177,000	17,813,545
Genworth Holdings, Inc.
6.52%, 05/22/2018, MTN (C)	9,510,000	9,521,888
Sirius International Group, Ltd.
6.38%, 03/20/2017 (A)	22,303,000	22,794,803

		50,130,236

Machinery - 0.4%
Case New Holland Industrial, Inc.
7.88%, 12/01/2017	7,209,000	7,740,664
Stanley Black & Decker, Inc.
2.45%, 11/17/2018	4,500,000	4,606,092

		12,346,756

Media - 1.9%
Cablevision Systems Corp.
7.75%, 04/15/2018	11,397,000	12,209,036
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020 (A)	17,240,000	18,150,169
CSC Holdings LLC
7.63%, 07/15/2018	2,500,000	2,706,250

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
DISH DBS Corp.
4.25%, 04/01/2018	$ 4,315,000	$ 4,428,269
Sky PLC
9.50%, 11/15/2018 (A)	14,244,000	16,641,977

		54,135,701

Metals & Mining - 1.5%
Glencore Finance Canada, Ltd.
5.80%, 11/15/2016 (A) (C)	4,913,000	4,969,745
Kinross Gold Corp.
3.63%, 09/01/2016	27,605,000	27,604,973
Novelis, Inc.
8.38%, 12/15/2017	10,000,000	10,212,500

		42,787,218

Multi-Utilities - 1.6%
Consumers Energy Co.
6.70%, 09/15/2019	10,000,000	11,645,320
Dominion Resources, Inc.
2.96% (F), 07/01/2019	5,274,000	5,415,765
5.20%, 08/15/2019	24,954,000	27,516,801

		44,577,886

Oil, Gas & Consumable Fuels - 1.5%
Enbridge, Inc.
1.30% (B), 10/01/2016	19,895,000	19,838,598
Energy Transfer Partners, LP
2.50%, 06/15/2018	7,865,000	7,927,031
Exxon Mobil Corp.
1.71%, 03/01/2019	9,765,000	9,919,463
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.83%, 09/30/2016 (A)	3,090,005	3,113,150
YPF SA
8.50%, 03/23/2021 (A)	1,743,000	1,869,367

		42,667,609

Pharmaceuticals - 1.6%
Actavis Funding SCS
1.91% (B), 03/12/2020 (C)	8,500,000	8,524,361
Johnson & Johnson
1.88%, 12/05/2019	14,920,000	15,309,576
Pfizer, Inc.
6.20%, 03/15/2019	9,565,000	10,788,832
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021	9,803,132	9,852,491

		44,475,260

Real Estate Investment Trusts - 3.6%
Government Properties Income Trust
3.75%, 08/15/2019	24,795,000	25,451,100
Hospitality Properties Trust
6.70%, 01/15/2018	13,666,000	14,261,715
Simon Property Group, LP
10.35%, 04/01/2019	21,362,000	25,953,997
VEREIT Operating Partnership, LP
3.00%, 02/06/2019	21,352,000	21,405,380
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 (A)	12,570,000	12,870,134

		99,942,326

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development - 0.5%
First Industrial, LP
7.50%, 12/01/2017, MTN	$ 11,650,000	$ 12,482,101

Road & Rail - 1.1%
Aviation Capital Group Corp.
4.63%, 01/31/2018 (A)	10,284,000	10,643,940
7.13%, 10/15/2020 (A)	18,266,000	21,279,890

		31,923,830

Semiconductors & Semiconductor Equipment - 0.6%
KLA-Tencor Corp.
2.38%, 11/01/2017	17,635,000	17,757,263

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.
0.93% (B), 05/06/2019 (C)	5,000,000	5,014,460
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
3.48%, 06/01/2019 (A) (C)	19,875,000	20,443,922
Hewlett Packard Enterprise Co.
2.39% (B), 10/05/2017 (A)	30,000,000	30,258,780

		55,717,162

Thrifts & Mortgage Finance - 0.6%
First Niagara Financial Group, Inc.
7.25%, 12/15/2021	15,000,000	18,096,435

Tobacco - 1.3%
Altria Group, Inc.
9.70%, 11/10/2018 (C)	12,724,000	15,099,456
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	18,489,000	21,888,591

		36,988,047

Trading Companies & Distributors - 0.2%
International Lease Finance Corp.
8.25%, 12/15/2020	5,280,000	6,375,600

Wireless Telecommunication Services - 0.4%
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	9,700,000	10,512,375

Total Corporate Debt Securities (Cost $1,743,281,929)		1,758,327,194

LOAN ASSIGNMENTS - 1.2%
Health Care Providers & Services - 0.3%
Community Health Systems, Inc.
Term Loan G,
3.75% (B), 12/31/2019	8,457,286	8,312,455

Personal Products - 0.3%
Revlon Consumer Products Corp.
Term Loan B,
3.25% (B), 11/20/2017	8,182,859	8,185,421

Technology Hardware, Storage & Peripherals - 0.6%
Dell, Inc.
Term Loan C,
3.75% (B), 10/29/2018	16,412,534	16,396,122

Total Loan Assignments (Cost $32,670,527)		32,893,998

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2016 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES - 20.0%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A,
4.08%, 03/13/2031 (A)	$ 8,011,975	$ 8,102,566
BAMLL Commercial Mortgage Securities Trust
Series 2014-FL1, Class B,
2.64% (B), 12/15/2031 (A)	10,000,000	10,024,291
Series 2014-INLD, Class C,
3.03% (B), 12/15/2029 (A)	19,900,000	19,612,996
Series 2014-IP, Class D,
2.72% (B), 06/15/2028 (A)	11,000,000	10,945,219
Banc of America Funding Trust
Series 2010-R4, Class 1A1,
5.50%, 07/26/2036 (A)	600,180	605,230
Banc of America Re-REMIC Trust
Series 2010-UB3, Class A4B1,
5.54% (B), 06/15/2049 (A)	7,970,000	8,053,666
BBCMS Trust
Series 2014-BXO, Class C,
2.48% (B), 08/15/2027 (A)	9,028,351	8,966,170
BCAP LLC Trust
Series 2009-RR14, Class 1A1,
6.00% (B), 05/26/2037 (A)	2,100,240	2,173,699
Series 2009-RR6, Class 2A1,
3.02% (B), 08/26/2035 (A)	3,258,196	3,226,249
Series 2010-RR1, Class 12A1,
5.25% (B), 08/26/2036 (A)	2,110,554	2,138,135
Series 2010-RR7, Class 5A6,
5.50%, 10/26/2036 (A)	2,271,156	2,304,117
Series 2012-RR2, Class 7A3,
2.77% (B), 09/26/2035 (A)	1,889,655	1,886,054
Series 2012-RR4, Class 2A5,
2.29% (B), 04/26/2037 (A)	2,982,163	2,974,580
Series 2012-RR5, Class 6A1,
2.89% (B), 10/26/2035 (A)	1,404,809	1,408,357
BHMS Mortgage Trust
Series 2014-ATLS, Class CFL,
2.92% (B), 07/05/2033 (A)	15,000,000	14,579,724
BLCP Hotel Trust
Series 2014-CLRN, Class C,
2.43% (B), 08/15/2029 (A)	10,000,000	9,830,501
BNPP Mortgage Securities LLC
Series 2009-1, Class A1,
6.00%, 08/27/2037 (A)	295,012	295,754
CCRESG Commercial Mortgage Trust
Series 2016-HEAT, Class B,
4.11%, 04/10/2029 (A)	2,900,000	3,009,272
Series 2016-HEAT, Class C,
4.92%, 04/10/2029 (A)	3,000,000	3,115,085
CD Commercial Mortgage Trust
Series 2007-CD4, Class A1A,
5.29% (B), 12/11/2049	8,533,203	8,634,277
CDGJ Commercial Mortgage Trust
Series 2014-BXCH, Class C,
3.18% (B), 12/15/2027 (A)	15,000,000	14,840,132
CGWF Commercial Mortgage Trust
Series 2013-RKWH, Class C,
2.78% (B), 11/15/2030 (A)	20,000,000	19,966,306
Citigroup Mortgage Loan Trust
Series 2009-10, Class 6A1,
3.01% (B), 09/25/2034 (A)	454,765	453,281
Series 2010-8, Class 5A6,
4.00%, 11/25/2036 (A)	1,280,884	1,284,084
Series 2010-8, Class 6A6,
4.50%, 12/25/2036 (A)	1,452,540	1,460,523

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust (continued)
Series 2010-8, Class 6A62,
3.50%, 12/25/2036 (A)	$ 896,296	$ 897,747
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	8,329,992	8,550,814
COMM Mortgage Trust
Series 2014-PAT, Class D,
2.63% (B), 08/13/2027 (A)	15,000,000	14,764,620
Series 2014-PAT, Class E,
3.63% (B), 08/13/2027 (A)	5,000,000	4,921,577
Credit Suisse Commercial Mortgage Trust
Series 2007-C1, Class A1A,
5.36%, 02/15/2040	9,854,350	9,931,095
Series 2007-C4, Class AAB,
5.94% (B), 09/15/2039	169,079	169,020
Series 2007-C5, Class A4,
5.70% (B), 09/15/2040	4,962,674	5,107,269
CSMC Trust
Series 2010-15R, Class 4A1,
3.50% (B), 04/26/2035 (A)	3,474,340	3,488,437
Series 2010-18R, Class 1A11,
2.72% (B), 08/26/2035 (A)	494,067	492,697
Series 2010-1R, Class 28A1,
5.00%, 02/27/2047 (A)	4,482,333	4,451,386
Series 2010-RR2, Class 1B,
5.51% (B), 04/15/2047 (A)	11,000,000	11,092,910
Series 2015-DEAL, Class B,
2.33% (B), 04/15/2029 (A)	16,120,000	15,731,005
Series 2015-DEAL, Class D,
3.58% (B), 04/15/2029 (A)	10,000,000	9,696,553
Series 2015-SAND, Class C,
2.83% (B), 08/15/2030 (A)	4,000,000	3,910,367
GP Portfolio Trust
Series 2014-GPP, Class C,
2.43% (B), 02/15/2027 (A)	13,000,000	12,781,098
Series 2014-GPP, Class D,
3.23% (B), 02/15/2027 (A)	10,000,000	9,864,835
GS Mortgage Securities Corp. Trust
Series 2016-ICE2, Class B,
3.69% (B), 02/15/2033 (A)	11,000,000	11,058,697
GS Mortgage Securities Trust
Series 2013-G1, Class A1,
2.06%, 04/10/2031 (A)	8,852,558	8,820,018
Hilton USA Trust
Series 2013-HLF, Class DFL,
3.22% (B), 11/05/2030 (A)	4,578,908	4,590,834
Hyatt Hotel Portfolio Trust
Series 2015-HYT, Class C,
2.58% (B), 11/15/2029 (A)	6,900,000	6,874,044
Impac CMB Trust
Series 2007-A, Class A,
0.74% (B), 05/25/2037 (A)	10,476,266	9,502,629
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A,
2.86% (B), 12/26/2037 (A)	1,267,101	1,257,398
Series 2009-R2, Class 3A,
2.81% (B), 01/26/2047 (A)	258,403	257,773
Series 2009-R7, Class 11A1,
2.75% (B), 03/26/2037 (A)	1,021,794	1,009,040
Series 2009-R7, Class 12A1,
3.02% (B), 08/26/2036 (A)	14,031	14,030
Series 2009-R7, Class 4A1,
2.86% (B), 09/26/2034 (A)	304,597	302,266
Series 2009-R9, Class 1A1,
2.61% (B), 08/26/2046 (A)	2,965,566	2,984,003
Series 2010-R8, Class 2A1,
2.76%, 10/26/2036 (A)	1,182,843	1,183,760

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2016 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class C,
3.80% (B), 06/10/2027 (A)	$ 10,000,000	$ 10,095,554
Series 2014-INN, Class C,
2.18% (B), 06/15/2029 (A)	23,415,000	22,945,143
Series 2015-CSMO, Class C,
2.73% (B), 01/15/2032 (A)	15,000,000	14,985,822
JPMorgan Commercial Mortgage-Backed Securities Trust
Series 2009-RR2, Class MLB,
5.74% (B), 06/15/2050 (A)	10,000,000	10,177,234
JPMorgan Re-REMIC Trust
Series 2009-11, Class 1A1,
2.96% (B), 02/26/2037 (A)	2,010,606	1,997,291
Series 2010-5, Class 2A2,
3.66% (B), 07/26/2035 (A)	3,125,689	3,165,184
Lehman Brothers Small Balance Commercial
Series 2005-1A, Class A,
0.74% (B), 02/25/2030 (A)	5,278,871	4,864,308
MASTR Alternative Loan Trust
Series 2003-4, Class 1A1,
5.00%, 05/25/2018	2,410,916	2,433,784
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4B,
5.79% (B), 08/12/2045 (A)	17,864,000	18,160,971
Series 2010-R4, Class 3A,
5.50%, 08/26/2047 (A)	5,226,839	5,233,697
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A,
4.00%, 07/25/2060 (A)	8,652,788	7,795,297
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	5,205,398	5,416,519
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	6,588,536	6,852,312
ORES LLC
Series 2014-LV3, Class A,
3.00%, 03/27/2024 (A)	604,164	604,164
RBSCF Trust
Series 2009-RR2, Class CWB,
5.22% (B), 08/16/2048 (A)	4,000,000	3,999,006
RBSSP Resecuritization Trust
Series 2013-2, Class 2A1,
0.64% (B), 12/20/2036 (A)	11,945,761	11,170,650
SCG Trust
Series 2013-SRP1, Class AJ,
2.43% (B), 11/15/2026 (A)	18,985,000	18,963,875
Series 2013-SRP1, Class B,
2.98% (B), 11/15/2026 (A)	22,500,000	22,099,666
Springleaf Mortgage Loan Trust
Series 2013-2A, Class A,
1.78% (B), 12/25/2065 (A)	2,054,816	2,053,026
Station Place Securitization Trust
Series 2014-4,Class A,
2.70% (B), 12/16/2016 (A)	30,000,000	30,000,000
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ,
5.48% (B), 08/15/2039	1,109,251	1,114,507
Towd Point Mortgage Trust
Series 2015-4, Class A1B,
2.75% (B), 04/25/2055 (A)	11,395,567	11,515,958
Series 2016-3, Class A1,
2.25% (B), 08/25/2055 (A)	14,900,000	14,878,604

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Loan Trust
Series 2010-RR4, Class 1A1,
2.86% (B), 12/27/2046 (A)	$ 2,158,871	$ 2,162,605
Series 2011-RR3, Class A1,
2.90% (B), 03/27/2037 (A)	6,568,250	6,459,016
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1,
2.90% (B), 06/25/2033	575,068	576,548

Total Mortgage-Backed Securities (Cost $570,608,902)		563,316,931

U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (G)
Federal Home Loan Mortgage Corp.
2.52% (B), 08/01/2037	403,315	426,677

Total U.S. Government Agency Obligation (Cost $408,971)		426,677

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (H)	37,380,470	37,380,470

Total Securities Lending Collateral (Cost $37,380,470)		37,380,470

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
State Street Bank & Trust Co. 0.03% (H), dated 07/29/2016, to be repurchased at $49,366,455 on 08/01/2016. Collateralized by U.S. Government Obligations, 1.63% - 2.75%, due 05/31/2023 - 02/15/2024, and with a total value of $50,356,075.	$ 49,366,331	49,366,331

Total Repurchase Agreement (Cost $49,366,331)		49,366,331

Total Investments (Cost $2,805,890,290) (I)		2,816,990,716
Net Other Assets (Liabilities) - 0.0% (G)		1,269,709

Net Assets - 100.0%		$ 2,818,260,425

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2016 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$375,279,115	$—	$375,279,115
Corporate Debt Securities	—	1,758,327,194	—	1,758,327,194
Loan Assignments	—	32,893,998	—	32,893,998
Mortgage-Backed Securities	—	563,316,931	—	563,316,931
U.S. Government Agency Obligation	—	426,677	—	426,677
Securities Lending Collateral	37,380,470	—	—	37,380,470
Repurchase Agreement	—	49,366,331	—	49,366,331

Total Investments	$37,380,470	$2,779,610,246	$—	$2,816,990,716

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the total value of 144A securities is $1,269,102,308, representing 45.0% of the Fund’s net assets.

(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2016.
(C)

All or a portion of the securities are on loan. The total value of all securities on loan is $36,605,880. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the value of the Regulation S security is $17,596,074, representing 0.6% of the Fund’s net assets.

(F)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of July 31, 2016; the maturity dates disclosed are the ultimate maturity dates.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rates disclosed reflect the yields at July 31, 2016.
(I)

Aggregate cost for federal income tax purposes is $2,805,890,290. Aggregate gross unrealized appreciation and depreciation for all securities is $27,027,214 and $15,926,788, respectively. Net unrealized appreciation for tax purposes is $11,100,426.

(J)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2016 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 0.2%
Ducommun, Inc. (A)	7,585	$ 146,694

Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc. (A)	5,180	223,931
Hub Group, Inc., Class A (A)	5,520	225,989

		449,920

Auto Components - 1.5%
Cooper Tire & Rubber Co.	7,030	231,920
Dana Holding Corp.	17,710	241,564
Superior Industries International, Inc.	8,105	247,689
Tower International, Inc.	10,185	235,070

		956,243

Banks - 5.8%
Banc of California, Inc.	11,395	252,741
Bryn Mawr Bank Corp.	5,335	156,476
Cathay General Bancorp	7,535	225,899
Central Pacific Financial Corp.	9,100	223,223
Customers Bancorp, Inc. (A)	8,685	223,552
Enterprise Financial Services Corp.	5,010	144,088
Franklin Financial Network, Inc. (A)	4,860	164,657
Great Western Bancorp, Inc.	6,770	224,561
Hanmi Financial Corp., Class B	7,890	193,463
Heartland Financial USA, Inc.	4,680	171,850
Heritage Financial Corp.	8,075	140,989
Independent Bank Group, Inc.	4,415	186,578
LegacyTexas Financial Group, Inc.	7,945	226,591
Pacific Premier Bancorp, Inc. (A)	7,570	182,815
PacWest Bancorp	5,620	232,387
Preferred Bank	5,020	164,003
State Bank Financial Corp.	7,535	164,866
SVB Financial Group (A)	2,175	218,413
TCF Financial Corp.	16,920	229,943

		3,727,095

Biotechnology - 1.8%
AMAG Pharmaceuticals, Inc. (A)	8,970	237,974
Emergent BioSolutions, Inc. (A) (B)	7,130	238,071
Myriad Genetics, Inc. (A) (B)	6,425	199,046
PDL Biopharma, Inc.	72,275	254,408
United Therapeutics Corp. (A) (B)	2,205	266,827

		1,196,326

Capital Markets - 0.7%
Legg Mason, Inc.	6,915	236,078
Waddell & Reed Financial, Inc., Class A (B)	11,800	215,468

		451,546

Chemicals - 1.8%
Cabot Corp.	4,580	223,000
HB Fuller Co.	4,775	222,324
Koppers Holdings, Inc. (A)	7,315	231,300
Minerals Technologies, Inc.	3,675	239,831
Stepan Co.	3,610	232,159

		1,148,614

Commercial Services & Supplies - 3.8%
ACCO Brands Corp. (A)	20,910	235,028
Brady Corp., Class A	7,150	229,801

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Brink’s Co.	7,395	$ 242,704
Ennis, Inc.	10,085	174,672
Essendant, Inc.	7,030	140,881
Herman Miller, Inc.	6,980	228,735
Pitney Bowes, Inc.	12,465	240,699
Quad/Graphics, Inc.	9,950	252,332
R.R. Donnelley & Sons Co.	13,420	240,486
Steelcase, Inc., Class A	15,635	226,708
Tetra Tech, Inc.	7,120	234,462

		2,446,508

Communications Equipment - 1.6%
Brocade Communications Systems, Inc.	23,385	217,481
Digi International, Inc. (A)	14,510	161,206
Extreme Networks, Inc. (A)	43,830	170,499
Ixia (A)	21,810	250,815
NETGEAR, Inc. (A)	4,580	235,549

		1,035,550

Construction & Engineering - 2.8%
AECOM (A) (B)	6,580	233,524
Aegion Corp., Class A (A)	9,600	196,992
Chicago Bridge & Iron Co. NV, Class Y	6,110	206,579
EMCOR Group, Inc.	4,400	245,080
KBR, Inc.	14,840	208,057
MYR Group, Inc. (A)	8,975	221,413
Quanta Services, Inc. (A)	9,265	237,184
Tutor Perini Corp. (A)	9,245	232,235

		1,781,064

Consumer Finance - 0.7%
Navient Corp.	18,085	256,807
Nelnet, Inc., Class A	5,375	217,204

		474,011

Containers & Packaging - 0.7%
Greif, Inc., Class A	5,580	223,925
Sonoco Products Co. (B)	4,575	233,005

		456,930

Diversified Consumer Services - 1.9%
American Public Education, Inc. (A)	6,685	191,458
Capella Education Co.	4,370	261,632
DeVry Education Group, Inc. (B)	10,620	236,508
K12, Inc. (A)	13,120	162,426
Regis Corp. (A)	14,485	194,678
Strayer Education, Inc. (A)	4,545	207,797

		1,254,499

Diversified Telecommunication Services - 0.7%
Inteliquent, Inc.	10,555	216,905
Vonage Holdings Corp. (A)	38,305	227,149

		444,054

Electric Utilities - 0.4%
ALLETE, Inc.	3,590	229,222

Electrical Equipment - 0.7%
General Cable Corp. (B)	15,725	231,629
Regal Beloit Corp.	3,785	230,923

		462,552

Electronic Equipment, Instruments & Components - 5.9%
AVX Corp.	11,105	151,694
Benchmark Electronics, Inc. (A)	9,970	233,697

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Celestica, Inc. (A)	18,390	$ 203,761
Coherent, Inc. (A)	2,375	251,869
Insight Enterprises, Inc. (A)	8,150	216,790
Methode Electronics, Inc.	6,985	244,685
MTS Systems Corp. (B)	4,645	220,312
Orbotech, Ltd. (A)	8,480	241,934
Plexus Corp. (A)	4,960	227,862
Rogers Corp. (A)	3,585	245,358
Sanmina Corp. (A)	7,930	200,946
ScanSource, Inc. (A)	5,775	236,948
SYNNEX Corp.	2,325	233,732
Tech Data Corp. (A)	2,630	204,956
TTM Technologies, Inc. (A)	27,650	275,118
VeriFone Systems, Inc. (A)	11,450	219,382
Vishay Intertechnology, Inc. (B)	16,950	225,944

		3,834,988

Energy Equipment & Services - 2.4%
Diamond Offshore Drilling, Inc.	8,635	196,187
Ensco PLC, Class A	20,715	189,957
Matrix Service Co. (A)	11,900	197,183
McDermott International, Inc. (A)	43,535	225,511
Nabors Industries, Ltd.	20,700	186,300
Noble Corp. PLC	24,325	179,519
Rowan Cos. PLC, Class A (B)	11,425	174,117
Transocean, Ltd. (B)	19,590	215,294

		1,564,068

Food & Staples Retailing - 1.1%
SpartanNash Co.	7,380	232,470
SUPERVALU, Inc. (A)	47,470	231,654
United Natural Foods, Inc. (A)	4,885	244,152

		708,276

Food Products - 1.4%
Dean Foods Co. (B)	12,105	223,458
Fresh Del Monte Produce, Inc.	4,045	229,958
Lancaster Colony Corp.	1,810	235,228
Sanderson Farms, Inc.	2,650	232,114

		920,758

Gas Utilities - 0.4%
Southwest Gas Corp.	2,950	228,625

Health Care Equipment & Supplies - 3.7%
Analogic Corp.	2,520	211,730
AngioDynamics, Inc. (A)	11,240	186,472
Anika Therapeutics, Inc. (A)	4,365	217,901
Haemonetics Corp. (A)	7,400	224,368
ICU Medical, Inc., Class B (A)	2,110	246,363
LeMaitre Vascular, Inc.	9,550	164,260
Meridian Bioscience, Inc. (B)	11,780	228,061
Merit Medical Systems, Inc. (A)	10,970	257,137
Natus Medical, Inc. (A)	6,110	240,306
OraSure Technologies, Inc. (A)	32,540	221,923
SurModics, Inc. (A)	6,520	178,844

		2,377,365

Health Care Providers & Services - 6.7%
Aceto Corp.	9,715	249,773
Almost Family, Inc. (A)	4,370	173,882
Amedisys, Inc. (A)	4,380	234,549
Amsurg Corp., Class A (A)	2,690	201,777
Chemed Corp. (B)	1,640	241,310
Community Health Systems, Inc. (A) (B)	16,080	205,342
HealthSouth Corp.	5,470	235,483

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Healthways, Inc. (A)	12,715	$ 214,121
Kindred Healthcare, Inc.	16,565	203,087
Landauer, Inc. (B)	3,845	160,413
LHC Group, Inc. (A)	5,205	235,578
LifePoint Health, Inc. (A)	3,205	189,672
Magellan Health, Inc. (A)	3,190	218,419
Molina Healthcare, Inc. (A) (B)	4,355	247,407
Owens & Minor, Inc. (B)	5,895	210,510
PharMerica Corp. (A)	9,180	243,821
Triple-S Management Corp., Class B (A)	7,585	188,487
US Physical Therapy, Inc.	3,735	222,681
VCA, Inc. (A)	3,270	233,282
WellCare Health Plans, Inc. (A)	2,130	227,484

		4,337,078

Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (A)	16,400	231,568
HMS Holdings Corp. (A)	12,150	241,542
Quality Systems, Inc. (B)	18,485	226,996

		700,106

Hotels, Restaurants & Leisure - 1.0%
Bob Evans Farms, Inc.	5,625	206,887
Brinker International, Inc. (B)	4,465	210,480
Cheesecake Factory, Inc.	4,520	233,820

		651,187

Household Durables - 1.1%
Ethan Allen Interiors, Inc.	6,765	234,949
iRobot Corp. (A) (B)	6,175	234,156
La-Z-Boy, Inc.	7,970	240,853

		709,958

Independent Power & Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	14,310	198,050

Insurance - 1.6%
Aspen Insurance Holdings, Ltd.	4,560	209,578
Employers Holdings, Inc.	7,325	208,909
Hanover Insurance Group, Inc.	2,560	210,790
Old Republic International Corp.	11,645	225,680
United Fire Group, Inc.	4,450	186,900

		1,041,857

Internet & Catalog Retail - 0.3%
Blue Nile, Inc.	6,990	203,129

Internet Software & Services - 1.8%
Bankrate, Inc., Class A (A)	28,705	228,779
DHI Group, Inc. (A)	26,975	196,648
EarthLink Holdings Corp.	34,045	230,825
MeetMe, Inc. (A)	47,015	302,306
Monster Worldwide, Inc. (A)	70,000	177,100

		1,135,658

IT Services - 2.3%
Convergys Corp.	7,840	208,936
CSG Systems International, Inc.	5,310	213,781
Hackett Group, Inc.	13,480	180,497
Leidos Holdings, Inc. (B)	4,710	235,547
ManTech International Corp., Class A	6,025	238,048
Sykes Enterprises, Inc. (A)	6,945	213,142
Teradata Corp. (A) (B)	7,820	221,931

		1,511,882

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 2.6%
Bio-Rad Laboratories, Inc., Class A (A)	1,590	$ 230,693
Bruker Corp.	9,150	228,018
Cambrex Corp. (A)	4,505	236,107
Charles River Laboratories International, Inc. (A)	2,435	214,110
ICON PLC (A)	3,285	255,146
Luminex Corp. (A)	11,315	242,480
PAREXEL International Corp. (A)	3,670	245,340

		1,651,894

Machinery - 2.9%
AGCO Corp. (B)	4,095	197,215
Alamo Group, Inc.	3,460	232,270
Altra Industrial Motion Corp.	7,905	224,502
Briggs & Stratton Corp.	10,575	240,370
Joy Global, Inc.	9,810	271,050
Kennametal, Inc. (B)	9,055	225,107
Timken Co.	6,745	225,620
Wabash National Corp. (A) (B)	17,160	248,477

		1,864,611

Metals & Mining - 3.2%
Carpenter Technology Corp.	6,515	255,714
Commercial Metals Co.	13,495	223,207
Haynes International, Inc.	5,660	214,967
Kaiser Aluminum Corp.	2,375	196,769
Materion Corp.	8,665	228,843
Olympic Steel, Inc.	8,915	255,504
Reliance Steel & Aluminum Co.	2,810	220,416
Schnitzer Steel Industries, Inc., Class A	13,005	253,467
Worthington Industries, Inc.	5,610	248,579

		2,097,466

Multi-Utilities - 0.7%
Avista Corp. (B)	5,340	232,290
MDU Resources Group, Inc. (B)	9,410	226,311

		458,601

Multiline Retail - 1.0%
Big Lots, Inc. (B)	4,530	240,906
Dillard’s, Inc., Class A (B)	3,700	250,416
Fred’s, Inc., Class A	10,290	163,508

		654,830

Oil, Gas & Consumable Fuels - 2.3%
Aegean Marine Petroleum Network, Inc.	32,300	210,596
Alon USA Energy, Inc. (B)	32,650	230,836
CVR Energy, Inc. (B)	11,020	163,096
DHT Holdings, Inc.	40,195	187,309
Renewable Energy Group, Inc. (A) (B)	26,030	253,792
Tsakos Energy Navigation, Ltd.	41,900	214,528
World Fuel Services Corp.	4,730	225,148

		1,485,305

Paper & Forest Products - 0.9%
Domtar Corp.	5,985	235,629
Mercer International, Inc.	17,450	137,681
P.H. Glatfelter Co.	8,905	183,977

		557,287

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.8%
Medifast, Inc.	6,805	$ 239,672
Nu Skin Enterprises, Inc., Class A	4,695	250,713

		490,385

Pharmaceuticals - 0.6%
Impax Laboratories, Inc. (A)	7,365	231,408
SciClone Pharmaceuticals, Inc. (A)	16,630	175,613

		407,021

Professional Services - 1.8%
FTI Consulting, Inc. (A)	5,320	227,909
ICF International, Inc. (A)	4,545	188,072
Insperity, Inc.	2,920	229,191
Kelly Services, Inc., Class A	9,485	194,158
Kforce, Inc.	9,135	163,151
Resources Connection, Inc.	10,385	154,736

		1,157,217

Real Estate Investment Trusts - 10.4%
Agree Realty Corp.	4,965	251,825
Anworth Mortgage Asset Corp.	40,495	199,235
ARMOUR Residential REIT, Inc. (B)	10,540	224,291
Ashford Hospitality Trust, Inc.	32,735	195,101
Capstead Mortgage Corp.	22,730	226,164
CBL & Associates Properties, Inc.	20,425	251,023
Chesapeake Lodging Trust	9,520	240,570
Corporate Office Properties Trust	7,985	239,231
DiamondRock Hospitality Co.	22,270	218,691
Dynex Capital, Inc. (B)	23,080	162,022
EPR Properties (B)	2,940	247,019
First Potomac Realty Trust	16,730	169,140
Geo Group, Inc.	6,595	228,253
Getty Realty Corp.	9,000	204,480
Gladstone Commercial Corp. (B)	9,275	168,805
Hersha Hospitality Trust, Class A	12,085	228,407
Invesco Mortgage Capital, Inc.	15,855	228,312
Investors Real Estate Trust	30,175	199,759
LaSalle Hotel Properties (B)	9,175	252,771
Medical Properties Trust, Inc. (B)	14,760	231,732
MFA Financial, Inc.	30,035	225,863
National Health Investors, Inc. (B)	3,100	243,567
Piedmont Office Realty Trust, Inc., Class A	10,960	240,462
Resource Capital Corp. (B)	14,725	200,407
RLJ Lodging Trust (B)	9,565	227,073
Select Income REIT (B)	8,845	245,537
Summit Hotel Properties, Inc.	17,340	245,881
Sunstone Hotel Investors, Inc.	17,950	238,735
Tanger Factory Outlet Centers, Inc.	5,870	245,014
Two Harbors Investment Corp.	26,025	227,719

		6,707,089

Road & Rail - 0.7%
ArcBest Corp.	11,220	209,926
Swift Transportation Co., Class A (A) (B)	14,070	270,848

		480,774

Semiconductors & Semiconductor Equipment - 2.7%
Alpha & Omega Semiconductor, Ltd. (A)	10,630	151,903
Cirrus Logic, Inc. (A)	5,450	264,815
FormFactor, Inc., Class A (A)	20,715	193,685
Kulicke & Soffa Industries, Inc. (A)	15,905	199,767
MaxLinear, Inc., Class A (A) (B)	11,510	251,033
MKS Instruments, Inc.	5,215	238,221

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Silicon Laboratories, Inc. (A)	4,400	$ 234,432
Teradyne, Inc.	11,010	217,448

		1,751,304

Software - 0.7%
Mentor Graphics Corp.	10,310	220,222
Nuance Communications, Inc. (A)	13,760	221,123

		441,345

Specialty Retail - 6.9%
Abercrombie & Fitch Co., Class A (B)	11,555	239,304
American Eagle Outfitters, Inc. (B)	14,540	260,557
Caleres, Inc.	9,445	248,592
Chico’s FAS, Inc.	20,135	241,821
Children’s Place, Inc. (B)	2,870	239,875
Citi Trends, Inc.	8,250	137,610
DSW, Inc., Class A (B)	10,280	249,393
Express, Inc. (A)	13,690	204,802
Finish Line, Inc., Class A	13,300	289,009
Genesco, Inc. (A)	3,370	233,945
Guess?, Inc. (B)	14,595	214,838
Hibbett Sports, Inc. (A)	6,290	219,647
Kirkland’s, Inc. (A)	9,765	148,819
Pier 1 Imports, Inc. (B)	38,240	195,789
Rent-A-Center, Inc.	17,825	192,510
Shoe Carnival, Inc.	7,520	197,851
Urban Outfitters, Inc. (A) (B)	8,300	248,170
Vitamin Shoppe, Inc. (A) (B)	7,315	214,037
Williams-Sonoma, Inc., Class A (B)	4,090	221,187
Zumiez, Inc. (A)	15,030	255,210

		4,452,966

Technology Hardware, Storage & Peripherals - 0.3%
Cray, Inc. (A)	7,155	225,812

Textiles, Apparel & Luxury Goods - 0.6%
Movado Group, Inc.	9,195	207,715
Perry Ellis International, Inc. (A)	7,560	161,935

		369,650

Thrifts & Mortgage Finance - 0.8%
First Defiance Financial Corp., Class A	3,700	154,253
HomeStreet, Inc. (A)	8,425	187,877
Meta Financial Group, Inc.	3,085	168,719

		510,849

Trading Companies & Distributors - 1.0%
Applied Industrial Technologies, Inc.	4,805	225,595
DXP Enterprises, Inc. (A) (B)	13,210	219,814
WESCO International, Inc. (A) (B)	3,830	213,484

		658,893

Wireless Telecommunication Services - 0.4%
Shenandoah Telecommunications Co.	6,290	258,393

Total Common Stocks (Cost $58,291,877)		63,465,505

MASTER LIMITED PARTNERSHIP - 0.3%
Capital Markets - 0.3%
Lazard, Ltd., Class A	5,980	213,725

Total Master Limited Partnership (Cost $211,635)		213,725

	Shares	Value
SECURITIES LENDING COLLATERAL - 18.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (C)	11,653,463	$ 11,653,463

Total Securities Lending Collateral (Cost $11,653,463)		11,653,463

Total Investments (Cost $70,156,975) (D)		75,332,693
Net Other Assets (Liabilities) - (16.5)%		(10,690,496)

Net Assets - 100.0%		$ 64,642,197

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2016 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$63,465,505	$—	$—	$63,465,505
Master Limited Partnership	213,725	—	—	213,725
Securities Lending Collateral	11,653,463	—	—	11,653,463

Total Investments	$75,332,693	$—	$—	$75,332,693

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $11,364,000. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at July 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $70,156,975. Aggregate gross unrealized appreciation and depreciation for all securities is $7,092,258 and $1,916,540, respectively. Net unrealized appreciation for tax purposes is $5,175,718.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2016 Form N-Q

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Auto Components - 5.1%
Dorman Products, Inc. (A) (B)	98,570	$ 6,278,909
Drew Industries, Inc.	83,790	7,676,002
Motorcar Parts of America, Inc. (A)	199,275	5,585,678

		19,540,589

Banks - 10.6%
BancorpSouth, Inc.	174,660	4,160,401
CenterState Banks, Inc.	42,232	703,585
LegacyTexas Financial Group, Inc.	133,475	3,806,707
Pinnacle Financial Partners, Inc.	183,710	9,756,838
PrivateBancorp, Inc., Class A	232,352	10,269,959
South State Corp.	111,930	8,160,816
Texas Capital Bancshares, Inc. (A)	67,829	3,292,420

		40,150,726

Biotechnology - 2.3%
Eagle Pharmaceuticals, Inc. (A) (B)	86,920	3,749,729
Repligen Corp. (A) (B)	176,171	5,038,490

		8,788,219

Building Products - 2.8%
Advanced Drainage Systems, Inc. (B)	169,190	4,519,065
Trex Co., Inc. (A) (B)	128,420	6,228,370

		10,747,435

Commercial Services & Supplies - 1.5%
Knoll, Inc.	220,535	5,568,509

Diversified Financial Services - 1.6%
MarketAxess Holdings, Inc.	37,640	6,084,882

Diversified Telecommunication Services - 1.9%
Cogent Communications Holdings, Inc. (B)	168,154	7,185,220

Food Products - 6.9%
B&G Foods, Inc.	148,310	7,651,313
Calavo Growers, Inc.	118,244	7,778,090
J&J Snack Foods Corp.	51,400	6,250,754
TreeHouse Foods, Inc. (A) (B)	45,329	4,677,500

		26,357,657

Health Care Equipment & Supplies - 4.7%
Cantel Medical Corp.	107,862	7,221,361
Neogen Corp. (A)	121,430	6,696,865
Vascular Solutions, Inc. (A)	85,504	3,922,068

		17,840,294

Health Care Providers & Services - 3.0%
Aceto Corp.	247,910	6,373,766
Providence Service Corp. (A)	105,560	5,105,937

		11,479,703

Health Care Technology - 2.0%
Cotiviti Holdings, Inc. (A)	84,089	2,029,909
Medidata Solutions, Inc. (A) (B)	106,929	5,683,276

		7,713,185

Hotels, Restaurants & Leisure - 3.8%
Chuy’s Holdings, Inc. (A)	2,394	80,726

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Popeyes Louisiana Kitchen, Inc. (A)	118,486	$ 6,786,878
Sonic Corp. (B)	275,560	7,415,319

		14,282,923

Internet Software & Services - 4.1%
LogMeIn, Inc. (A) (B)	109,874	9,439,275
SPS Commerce, Inc. (A)	99,470	6,298,441

		15,737,716

IT Services - 4.3%
Luxoft Holding, Inc., Class A (A) (B)	72,317	4,260,918
MAXIMUS, Inc., Class A	207,046	12,199,150

		16,460,068

Life Sciences Tools & Services - 7.0%
Cambrex Corp. (A) (B)	197,995	10,376,918
ICON PLC (A)	92,695	7,199,620
PRA Health Sciences, Inc. (A)	194,460	9,019,055

		26,595,593

Oil, Gas & Consumable Fuels - 3.9%
Callon Petroleum Co. (A)	319,190	3,635,574
Matador Resources Co. (A) (B)	169,910	3,583,402
Memorial Resource Development Corp. (A)	203,299	3,045,419
Oasis Petroleum, Inc. (A) (B)	179,040	1,360,704
PDC Energy, Inc. (A)	59,410	3,253,886

		14,878,985

Personal Products - 1.3%
Inter Parfums, Inc.	148,584	4,834,923

Pharmaceuticals - 5.8%
Lannett Co., Inc. (A)	18,408	574,698
Prestige Brands Holdings, Inc. (A) (B)	191,838	10,263,333
Supernus Pharmaceuticals, Inc. (A)	502,901	11,174,460

		22,012,491

Professional Services - 4.7%
CEB, Inc.	98,384	5,906,975
WageWorks, Inc. (A)	192,906	11,923,520

		17,830,495

Road & Rail - 2.7%
Knight Transportation, Inc. (B)	212,980	6,353,194
Saia, Inc. (A) (B)	131,697	3,804,726

		10,157,920

Semiconductors & Semiconductor Equipment - 2.7%
CEVA, Inc. (A)	130,144	3,912,129
Inphi Corp. (A)	3,366	118,416
Silicon Laboratories, Inc. (A)	114,700	6,111,216

		10,141,761

Software - 8.3%
BroadSoft, Inc. (A) (B)	135,125	6,057,654
Callidus Software, Inc. (A)	322,970	6,630,574
Ellie Mae, Inc. (A) (B)	86,283	7,947,527
Pegasystems, Inc.	192,940	5,383,026
Qualys, Inc. (A)	173,850	5,457,152

		31,475,933

Specialty Retail - 1.9%
Monro Muffler Brake, Inc. (B)	118,110	7,396,048

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 4.6%
G-III Apparel Group, Ltd. (A)	209,820	$ 8,399,095
Steven Madden, Ltd., Class B (A)	261,310	9,151,076

		17,550,171

Total Common Stocks (Cost $279,384,454)		370,811,446

SECURITIES LENDING COLLATERAL - 16.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (C)	64,127,119	64,127,119

Total Securities Lending Collateral (Cost $64,127,119)		64,127,119

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
State Street Bank & Trust Co. 0.03% (C), dated 07/29/2016, to be repurchased at $12,039,129 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.88%, due 06/30/2020, and with a value of $12,281,147.	$ 12,039,099	12,039,099

Total Repurchase Agreement (Cost $12,039,099)		12,039,099

Total Investments (Cost $355,550,672) (D)		446,977,664
Net Other Assets (Liabilities) - (17.5)%		(66,543,276)

Net Assets - 100.0%		$ 380,434,388

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$370,811,446	$—	$—	$370,811,446
Securities Lending Collateral	64,127,119	—	—	64,127,119
Repurchase Agreement	—	12,039,099	—	12,039,099

Total Investments	$434,938,565	$12,039,099	$—	$446,977,664

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $62,711,180. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at July 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $355,550,672. Aggregate gross unrealized appreciation and depreciation for all securities is $96,636,348 and $5,209,356, respectively. Net unrealized appreciation for tax purposes is $91,426,992.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Airlines - 0.8%
Hawaiian Holdings, Inc. (A)	56,820	$ 2,587,015

Auto Components - 1.4%
American Axle & Manufacturing Holdings, Inc. (A)	255,873	4,454,749

Banks - 15.0%
1st Source Corp.	86,230	2,898,190
Banner Corp.	85,490	3,568,353
Cardinal Financial Corp.	182,770	4,708,155
Cathay General Bancorp	110,550	3,314,289
Customers Bancorp, Inc. (A)	196,770	5,064,860
First Merchants Corp.	106,120	2,780,344
Glacier Bancorp, Inc.	190,140	5,244,061
Great Southern Bancorp, Inc.	65,591	2,571,167
Hanmi Financial Corp., Class B	186,450	4,571,754
Investors Bancorp, Inc.	411,970	4,679,979
Popular, Inc.	136,340	4,593,295
TriCo Bancshares	134,867	3,509,240

		47,503,687

Biotechnology - 1.0%
Retrophin, Inc. (A) (B)	168,030	3,012,778

Building Products - 1.0%
Griffon Corp.	182,769	3,132,661

Capital Markets - 1.2%
Evercore Partners, Inc., Class A	77,380	3,920,845

Chemicals - 2.4%
Cabot Corp.	92,120	4,485,323
Rayonier Advanced Materials, Inc.	220,350	3,034,219

		7,519,542

Commercial Services & Supplies - 3.0%
Deluxe Corp. (B)	89,980	6,081,748
Multi-Color Corp.	53,800	3,474,404

		9,556,152

Construction & Engineering - 2.1%
EMCOR Group, Inc.	117,690	6,555,333

Containers & Packaging - 1.5%
Owens-Illinois, Inc. (A)	250,570	4,708,210

Electric Utilities - 1.6%
PNM Resources, Inc. (B)	142,240	4,887,366

Electronic Equipment, Instruments & Components - 3.9%
ePlus, Inc. (A)	53,284	4,481,717
Orbotech, Ltd. (A)	159,920	4,562,518
Vishay Intertechnology, Inc.	235,830	3,143,614

		12,187,849

Energy Equipment & Services - 2.4%
Dril-Quip, Inc., Class A (A) (B)	50,850	2,767,766
Oceaneering International, Inc.	79,590	2,218,969
Rowan Cos. PLC, Class A	172,450	2,628,138

		7,614,873

	Shares	Value
COMMON STOCKS (continued)
Gas Utilities - 3.1%
ONE Gas, Inc. (B)	76,347	$ 4,959,501
Southwest Gas Corp.	62,860	4,871,650

		9,831,151

Health Care Equipment & Supplies - 1.6%
Merit Medical Systems, Inc. (A)	218,140	5,113,202

Health Care Providers & Services - 3.5%
HealthSouth Corp.	82,690	3,559,805
LHC Group, Inc. (A)	89,170	4,035,834
Molina Healthcare, Inc. (A) (B)	62,640	3,558,578

		11,154,217

Hotels, Restaurants & Leisure - 2.5%
Bloomin’ Brands, Inc.	218,140	3,922,157
Ruth’s Hospitality Group, Inc.	246,890	3,942,834

		7,864,991

Household Durables - 1.5%
Helen of Troy, Ltd. (A)	46,430	4,624,892

Household Products - 0.9%
Central Garden & Pet Co., Class A (A)	120,475	2,745,625

Insurance - 5.5%
American Equity Investment Life Holding Co.	267,890	4,267,488
Employers Holdings, Inc.	189,405	5,401,830
Federated National Holding Co.	131,920	2,763,724
Selective Insurance Group, Inc.	127,787	5,004,139

		17,437,181

Internet Software & Services - 1.4%
j2 Global, Inc.	65,810	4,398,740

IT Services - 1.3%
Convergys Corp. (B)	158,969	4,236,524

Leisure Products - 1.4%
Nautilus, Inc., Class A (A)	229,416	4,322,198

Life Sciences Tools & Services - 1.4%
INC Research Holdings, Inc., Class A (A)	96,540	4,296,995

Machinery - 2.3%
Timken Co.	117,920	3,944,424
Wabash National Corp. (A) (B)	220,350	3,190,668

		7,135,092

Media - 0.7%
New Media Investment Group, Inc.	131,920	2,329,707

Multi-Utilities - 1.6%
Black Hills Corp.	78,860	4,972,123

Multiline Retail - 1.1%
Big Lots, Inc. (B)	65,590	3,488,076

Paper & Forest Products - 1.3%
Neenah Paper, Inc.	54,240	4,091,323

Pharmaceuticals - 1.1%
Prestige Brands Holdings, Inc. (A)	66,330	3,548,655

Real Estate Investment Trusts - 14.3%
DCT Industrial Trust, Inc.	118,730	5,962,620
First Industrial Realty Trust, Inc.	170,610	5,027,877

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Monogram Residential Trust, Inc.	451,467	$ 4,835,211
Ryman Hospitality Properties, Inc.	60,140	3,382,274
Starwood Property Trust, Inc.	215,200	4,691,360
STORE Capital Corp.	191,610	5,976,316
Sun Communities, Inc.	57,850	4,578,827
Urban Edge Properties	182,770	5,466,651
Xenia Hotels & Resorts, Inc.	286,680	5,148,773

		45,069,909

Road & Rail - 1.2%
Swift Transportation Co., Class A (A)	190,880	3,674,440

Semiconductors & Semiconductor Equipment - 1.6%
Rudolph Technologies, Inc. (A)	288,896	5,090,348

Software - 1.4%
VASCO Data Security International, Inc. (A)	270,470	4,519,554

Specialty Retail - 2.3%
Caleres, Inc.	141,282	3,718,542
Urban Outfitters, Inc. (A)	120,860	3,613,714

		7,332,256

Thrifts & Mortgage Finance - 3.7%
Dime Community Bancshares, Inc.	162,130	2,804,849
First Defiance Financial Corp., Class A	79,441	3,311,895
Washington Federal, Inc.	223,300	5,582,500

		11,699,244

Trading Companies & Distributors - 4.0%
Aircastle, Ltd.	208,561	4,634,225
H&E Equipment Services, Inc.	223,300	4,157,846
MRC Global, Inc. (A)	290,660	3,845,432

		12,637,503

Total Common Stocks (Cost $275,992,286)		309,255,006

MASTER LIMITED PARTNERSHIP - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Tallgrass Energy Partners, LP	72,220	3,415,283

Total Master Limited Partnership (Cost $2,800,710)		3,415,283

SECURITIES LENDING COLLATERAL - 7.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (C)	23,765,265	23,765,265

Total Securities Lending Collateral (Cost $23,765,265)		23,765,265

Principal	Value
REPURCHASE AGREEMENT - 2.0%

State Street Bank & Trust Co. 0.03% (C), dated 07/29/2016, to be repurchased at $6,295,948 on 08/01/2016. Collateralized by U.S. Government Obligations, 1.63% - 1.88%, due 06/30/2020 - 07/31/2020, and with a total value of $6,426,937.

$ 6,295,933	$ 6,295,933

Total Repurchase Agreement (Cost $6,295,933)	6,295,933

Total Investments (Cost $308,854,194) (D)	342,731,487
Net Other Assets (Liabilities) - (8.6)%	(26,998,808)

Net Assets - 100.0%	$ 315,732,679

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$309,255,006	$—	$—	$309,255,006
Master Limited Partnership	3,415,283	—	—	3,415,283
Securities Lending Collateral	23,765,265	—	—	23,765,265
Repurchase Agreement	—	6,295,933	—	6,295,933

Total Investments	$336,435,554	$6,295,933	$—	$342,731,487

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $23,218,644. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at July 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $308,854,194. Aggregate gross unrealized appreciation and depreciation for all securities is $38,380,409 and $4,503,116, respectively. Net unrealized appreciation for tax purposes is $33,877,293.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Aerospace & Defense - 0.8%
Aerovironment, Inc. (A) (B)	76,639	$ 2,172,716
Curtiss-Wright Corp.	22,000	1,957,780
Orbital ATK, Inc.	25,362	2,209,537

		6,340,033

Airlines - 1.0%
Alaska Air Group, Inc.	124,930	8,397,795

Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc. (A)	73,000	1,270,930
Dana Holding Corp.	12,000	163,680
Gentex Corp. (B)	81,500	1,440,105
Stoneridge, Inc. (A)	89,000	1,484,520

		4,359,235

Banks - 7.3%
Berkshire Hills Bancorp, Inc.	98,131	2,587,715
First Citizens BancShares, Inc., Class A	20,663	5,367,834
First Community Bancshares, Inc.	161,940	3,713,284
First Republic Bank, Class A	29,000	2,078,430
Hanmi Financial Corp., Class B	74,100	1,816,932
KeyCorp	827,740	9,684,558
Lakeland Bancorp, Inc., Class A	295,000	3,513,450
Regions Financial Corp.	411,360	3,772,171
Sandy Spring Bancorp, Inc.	123,000	3,670,320
Sterling Bancorp	613,655	10,364,633
Umpqua Holdings Corp.	90,000	1,370,700
Union Bankshares Corp.	49,200	1,320,528
United Community Banks, Inc.	104,500	2,010,580
Washington Trust Bancorp, Inc.	46,721	1,773,529
Webster Financial Corp.	65,500	2,355,380
Wilshire Bancorp, Inc.	142,000	1,525,080
Zions Bancorporation	68,865	1,919,956

		58,845,080

Building Products - 1.7%
American Woodmark Corp. (A)	21,500	1,595,945
Caesarstone, Ltd. (A) (B)	119,000	4,461,310
Continental Building Products, Inc. (A)	201,000	4,713,450
Gibraltar Industries, Inc. (A)	25,000	882,000
Owens Corning	34,505	1,825,660

		13,478,365

Capital Markets - 3.8%
E*TRADE Financial Corp. (A)	522,535	13,105,178
Invesco, Ltd.	283,590	8,275,156
Janus Capital Group, Inc. (B)	147,500	2,227,250
Legg Mason, Inc.	60,000	2,048,400
Piper Jaffray Cos. (A)	49,000	2,025,660
Stifel Financial Corp. (A)	59,000	2,085,650
Waddell & Reed Financial, Inc., Class A	46,500	849,090

		30,616,384

Chemicals - 1.1%
Albemarle Corp. (B)	65,465	5,510,189
Celanese Corp., Series A	39,642	2,514,096
FutureFuel Corp.	77,000	882,420

		8,906,705

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies - 0.8%
HNI Corp.	49,500	$ 2,580,435
Knoll, Inc.	57,500	1,451,875
Tetra Tech, Inc.	60,500	1,992,265

		6,024,575

Communications Equipment - 0.7%
Harmonic, Inc. (A) (B)	156,000	513,240
KVH Industries, Inc. (A)	313,000	2,838,910
NETGEAR, Inc. (A)	37,500	1,928,625

		5,280,775

Construction & Engineering - 2.4%
Comfort Systems USA, Inc., Class A	86,500	2,627,870
EMCOR Group, Inc.	62,500	3,481,250
Granite Construction, Inc.	59,500	2,961,910
KBR, Inc.	707,525	9,919,501

		18,990,531

Containers & Packaging - 2.2%
Berry Plastics Group, Inc. (A)	215,610	8,840,010
International Paper Co.	183,520	8,407,051

		17,247,061

Diversified Financial Services - 1.0%
Voya Financial, Inc.	326,415	8,366,016

Diversified Telecommunication Services - 1.9%
Level 3 Communications, Inc. (A)	298,345	15,096,257

Electric Utilities - 2.7%
Exelon Corp.	312,640	11,655,219
PG&E Corp.	137,185	8,771,609
Spark Energy, Inc., Class A (B)	47,000	1,165,130

		21,591,958

Electrical Equipment - 0.9%
Eaton Corp. PLC	63,064	3,998,888
Regal Beloit Corp.	50,500	3,081,005

		7,079,893

Electronic Equipment, Instruments & Components - 5.3%
Amphenol Corp., Class A	52,215	3,107,837
Belden, Inc. (B)	65,925	4,826,369
Benchmark Electronics, Inc. (A)	35,500	832,120
Coherent, Inc. (A)	78,465	8,321,214
Control4 Corp. (A) (B)	545,000	4,746,950
Daktronics, Inc.	34,000	219,980
Methode Electronics, Inc.	26,000	910,780
Orbotech, Ltd. (A)	327,191	9,334,759
QLogic Corp. (A)	78,500	1,218,320
Rofin-Sinar Technologies, Inc. (A)	48,110	1,520,276
Universal Display Corp., Class A (A) (B)	68,500	4,852,540
Vishay Intertechnology, Inc. (B)	188,500	2,512,705

		42,403,850

Energy Equipment & Services - 1.9%
Nabors Industries, Ltd.	384,231	3,458,079
Precision Drilling Corp. (B)	1,048,690	4,477,906
Superior Energy Services, Inc. (B)	448,741	7,166,394

		15,102,379

Food Products - 2.0%
ConAgra Foods, Inc.	41,995	1,963,686

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food Products (continued)
J&J Snack Foods Corp.	9,500	$ 1,155,295
Pinnacle Foods, Inc.	255,540	12,830,664

		15,949,645

Health Care Equipment & Supplies - 2.2%
AngioDynamics, Inc. (A)	147,000	2,438,730
Boston Scientific Corp. (A)	464,090	11,268,105
DENTSPLY SIRONA, Inc.	55,630	3,562,545

		17,269,380

Health Care Providers & Services - 3.5%
AMN Healthcare Services, Inc. (A)	35,500	1,501,650
Amsurg Corp., Class A (A)	154,755	11,608,172
Centene Corp. (A)	104,912	7,401,542
HealthSouth Corp.	63,000	2,712,150
PharMerica Corp. (A)	92,500	2,456,800
WellCare Health Plans, Inc. (A)	26,000	2,776,800

		28,457,114

Health Care Technology - 0.4%
Omnicell, Inc. (A)	74,500	2,881,660

Hotels, Restaurants & Leisure - 1.8%
Churchill Downs, Inc.	25,500	3,343,815
MGM Resorts International (A)	368,330	8,832,553
Royal Caribbean Cruises, Ltd., Class A (B)	35,232	2,552,206

		14,728,574

Household Durables - 3.0%
Harman International Industries, Inc.	39,500	3,264,280
Helen of Troy, Ltd. (A)	23,000	2,291,030
KB Home (B)	319,325	5,013,403
La-Z-Boy, Inc.	82,000	2,478,040
Newell Brands, Inc.	215,840	11,322,966

		24,369,719

Household Products - 0.4%
Spectrum Brands Holdings, Inc., Class A (B)	28,000	3,605,560

Insurance - 4.1%
Allstate Corp.	49,290	3,367,985
Aspen Insurance Holdings, Ltd.	47,500	2,183,100
Endurance Specialty Holdings, Ltd.	104,317	7,054,959
Selective Insurance Group, Inc.	162,500	6,363,500
United Fire Group, Inc.	140,743	5,911,206
Validus Holdings, Ltd.	46,000	2,273,780
XL Group, Ltd.	155,200	5,371,472

		32,526,002

Internet & Catalog Retail - 0.2%
Nutrisystem, Inc.	46,000	1,360,680

Internet Software & Services - 0.3%
IAC/InterActiveCorp	41,500	2,405,340

IT Services - 1.9%
CoreLogic, Inc. (A)	56,520	2,276,625
Global Payments, Inc.	36,000	2,687,760
Leidos Holdings, Inc. (B)	160,675	8,035,357
Sykes Enterprises, Inc. (A)	63,000	1,933,470

		14,933,212

Life Sciences Tools & Services - 0.4%
Charles River Laboratories International, Inc. (A)	32,624	2,868,628

	Shares	Value
COMMON STOCKS (continued)
Machinery - 3.6%
Altra Industrial Motion Corp.	61,500	$ 1,746,600
Columbus McKinnon Corp.	6,000	99,540
Douglas Dynamics, Inc. (B)	94,000	2,519,200
Ingersoll-Rand PLC	102,970	6,822,792
ITT, Inc.	257,467	8,164,279
Mueller Industries, Inc.	82,000	2,791,280
NN, Inc. (B)	5,702	96,193
Oshkosh Corp.	25,500	1,404,795
Stanley Black & Decker, Inc.	17,265	2,101,150
Watts Water Technologies, Inc., Class A	48,500	2,999,725

		28,745,554

Media - 1.6%
AMC Networks, Inc., Class A (A) (B)	18,500	1,024,160
CBS Corp., Class B	67,030	3,500,307
Starz, Class A (A)	83,000	2,509,090
TEGNA, Inc.	266,850	5,844,015

		12,877,572

Metals & Mining - 2.4%
Alcoa, Inc.	722,600	7,674,012
ArcelorMittal (A)	267,640	1,745,013
Freeport-McMoRan, Inc.	594,560	7,705,497
Kaiser Aluminum Corp.	27,000	2,236,950

		19,361,472

Multi-Utilities - 3.2%
Ameren Corp.	35,195	1,845,626
Black Hills Corp. (B)	88,357	5,570,909
DTE Energy Co.	25,605	2,496,999
NorthWestern Corp. (B)	92,000	5,588,080
Public Service Enterprise Group, Inc.	220,320	10,136,923

		25,638,537

Oil, Gas & Consumable Fuels - 5.2%
Alon USA Energy, Inc. (B)	77,000	544,390
Callon Petroleum Co. (A)	106,500	1,213,035
Devon Energy Corp., Class A	118,845	4,549,387
Energen Corp.	136,295	6,457,657
Gulfport Energy Corp. (A)	90,700	2,638,463
Hess Corp.	134,200	7,199,830
Newfield Exploration Co. (A)	71,275	3,086,207
REX American Resources Corp., Class A (A) (B)	35,000	2,303,000
Targa Resources Corp. (B)	225,745	8,411,259
Tesoro Corp.	59,625	4,540,444
Western Refining, Inc.	51,500	1,073,775

		42,017,447

Paper & Forest Products - 0.6%
Domtar Corp.	84,800	3,338,576
P.H. Glatfelter Co.	67,000	1,384,220

		4,722,796

Pharmaceuticals - 0.4%
Nektar Therapeutics (A) (B)	191,133	3,304,690

Professional Services - 0.7%
FTI Consulting, Inc. (A)	21,000	899,640
Heidrick & Struggles International, Inc.	116,300	2,263,198
On Assignment, Inc. (A)	65,000	2,401,750

		5,564,588

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts - 9.2%
Alexandria Real Estate Equities, Inc. (B)	74,865	$ 8,407,340
Brandywine Realty Trust	218,500	3,686,095
Community Healthcare Trust, Inc.	176,000	4,046,240
Cousins Properties, Inc.	1,033,135	10,992,556
DiamondRock Hospitality Co.	356,000	3,495,920
DuPont Fabros Technology, Inc. (B)	46,760	2,236,531
Lexington Realty Trust	135,000	1,467,450
Liberty Property Trust, Series C	154,090	6,376,244
National Retail Properties, Inc.	51,500	2,737,740
Physicians Realty Trust (B)	193,000	4,191,960
Piedmont Office Realty Trust, Inc., Class A	71,000	1,557,740
Ryman Hospitality Properties, Inc.	24,715	1,389,972
Sabra Healthcare REIT, Inc.	49,000	1,171,590
SL Green Realty Corp. (B)	101,590	11,969,334
Summit Hotel Properties, Inc.	342,000	4,849,560
Sunstone Hotel Investors, Inc.	405,198	5,389,133

		73,965,405

Real Estate Management & Development - 1.4%
CBRE Group, Inc., Class A (A)	404,470	11,507,172

Road & Rail - 0.6%
AMERCO	12,300	4,864,773

Semiconductors & Semiconductor Equipment - 6.7%
Applied Materials, Inc., Class A	354,950	9,331,636
Brooks Automation, Inc., Class A	213,000	2,668,890
Cohu, Inc.	164,500	1,737,120
Entegris, Inc. (A)	217,000	3,708,530
Lam Research Corp.	78,225	7,022,258
Microsemi Corp. (A) (B)	168,275	6,562,725
MKS Instruments, Inc.	48,000	2,192,640
Qorvo, Inc. (A)	127,440	8,058,031
Sigma Designs, Inc. (A)	304,500	2,040,150
Silicon Motion Technology Corp., ADR (B)	84,500	4,368,650
Xcerra Corp. (A)	397,000	2,421,700
Xilinx, Inc.	75,670	3,865,224

		53,977,554

Software - 0.9%
Activision Blizzard, Inc.	36,995	1,485,719
Nuance Communications, Inc. (A)	242,480	3,896,654
TiVo, Inc. (A)	182,000	1,918,280

		7,300,653

Specialty Retail - 1.4%
Abercrombie & Fitch Co., Class A (B)	147,000	3,044,370
American Eagle Outfitters, Inc. (B)	288,500	5,169,920
Express, Inc. (A)	40,000	598,400
Foot Locker, Inc.	31,500	1,878,030
Guess?, Inc. (B)	30,000	441,600

		11,132,320

Textiles, Apparel & Luxury Goods - 1.9%
PVH Corp.	129,980	13,135,779
Steven Madden, Ltd., Class B (A)	56,000	1,961,120

		15,096,899

Thrifts & Mortgage Finance - 1.7%
Dime Community Bancshares, Inc.	142,000	2,456,600
Oritani Financial Corp.	61,500	997,530
Provident Financial Services, Inc. (B)	122,000	2,458,300
TrustCo Bank Corp.	168,500	1,117,155

	Shares	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
United Financial Bancorp, Inc.	211,008	$ 2,774,755
Washington Federal, Inc.	156,500	3,912,500

		13,716,840

Trading Companies & Distributors - 0.2%
AerCap Holdings NV (A)	55,030	2,009,145

Total Common Stocks (Cost $673,624,355)		785,285,823

MASTER LIMITED PARTNERSHIP - 0.9%
Capital Markets - 0.9%
Lazard, Ltd., Class A	197,285	7,050,966

Total Master Limited Partnership (Cost $8,269,856)		7,050,966

SECURITIES LENDING COLLATERAL - 12.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (C)	99,276,101	99,276,101

Total Securities Lending Collateral (Cost $99,276,101)		99,276,101

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. 0.03% (C), dated 07/29/2016, to be repurchased at $11,896,363 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 07/31/2020, and with a value of $12,137,038.	$ 11,896,333	11,896,333

Total Repurchase Agreement (Cost $11,896,333)		11,896,333

Total Investments (Cost $793,066,645) (D)		903,509,223
Net Other Assets (Liabilities) - (12.7)%		(101,648,304)

Net Assets - 100.0%		$ 801,860,919

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$785,285,823	$—	$—	$785,285,823
Master Limited Partnership	7,050,966	—	—	7,050,966
Securities Lending Collateral	99,276,101	—	—	99,276,101
Repurchase Agreement	—	11,896,333	—	11,896,333

Total Investments	$891,612,890	$11,896,333	$—	$903,509,223

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $96,677,188. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at July 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $793,066,645. Aggregate gross unrealized appreciation and depreciation for all securities is $143,868,662 and $33,426,084, respectively. Net unrealized appreciation for tax purposes is $110,442,578.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(F)	Percentage rounds to less than 0.1% or (0.1)%.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2016 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 45.6%
Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	3,900	$ 421,590

Automobiles - 1.1%
Ford Motor Co. (A)	37,000	468,420

Banks - 2.5%
JPMorgan Chase & Co.	3,750	239,888
US Bancorp (A)	10,425	439,622
Wells Fargo & Co.	8,400	402,948

		1,082,458

Beverages - 0.4%
Coca-Cola Co.	4,125	179,974

Biotechnology - 0.9%
Gilead Sciences, Inc.	5,100	405,297

Capital Markets - 0.9%
Ameriprise Financial, Inc. (A)	4,150	397,736

Chemicals - 0.7%
LyondellBasell Industries NV, Class A (A)	4,200	316,092

Communications Equipment - 1.1%
Cisco Systems, Inc.	15,750	480,847

Consumer Finance - 1.0%
Capital One Financial Corp. (A)	6,800	456,144

Diversified Telecommunication Services - 1.5%
AT&T, Inc.	7,775	336,580
Verizon Communications, Inc.	5,925	328,304

		664,884

Electric Utilities - 2.1%
PPL Corp.	12,900	486,459
Southern Co. (A)	5,300	283,550
Xcel Energy, Inc. (A)	3,000	131,940

		901,949

Electrical Equipment - 1.0%
Eaton Corp. PLC	6,800	431,188

Food & Staples Retailing - 0.7%
Wal-Mart Stores, Inc.	4,250	310,122

Health Care Equipment & Supplies - 0.8%
Medtronic PLC (A)	4,200	368,046

Health Care Providers & Services - 1.0%
Cardinal Health, Inc. (A)	5,400	451,440

Hotels, Restaurants & Leisure - 1.0%
Wyndham Worldwide Corp. (A)	6,400	454,528

Household Durables - 1.1%
Whirlpool Corp. (A)	2,500	480,900

Household Products - 1.0%
Procter & Gamble Co. (A)	5,100	436,509

Insurance - 2.5%
Allstate Corp.	3,100	211,823
FNF Group (A)	5,500	207,185

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
MetLife, Inc.	9,000	$ 384,660
Prudential Financial, Inc.	3,800	286,102

		1,089,770

Internet Software & Services - 0.9%
Alphabet, Inc., Class C (B)	500	384,395

Machinery - 0.5%
Stanley Black & Decker, Inc.	1,725	209,933

Multi-Utilities - 0.8%
National Grid PLC, ADR	5,075	367,684

Multiline Retail - 1.8%
Kohl’s Corp. (A)	3,000	124,770
Macy’s, Inc. (A)	4,900	175,567
Target Corp. (A)	6,500	489,645

		789,982

Oil, Gas & Consumable Fuels - 2.4%
Exxon Mobil Corp.	3,000	266,850
Royal Dutch Shell PLC, Class B, ADR (A)	6,075	329,326
Valero Energy Corp. (A)	6,575	343,741
Williams Cos., Inc. (A)	5,250	125,842

		1,065,759

Pharmaceuticals - 3.9%
AstraZeneca PLC, ADR (A)	7,350	250,929
Johnson & Johnson	4,375	547,881
Novartis AG, ADR	2,725	226,883
Pfizer, Inc.	10,975	404,868
Teva Pharmaceutical Industries, Ltd., ADR	5,500	294,250

		1,724,811

Real Estate Investment Trusts - 1.8%
Annaly Capital Management, Inc. (A)	40,150	440,847
Crown Castle International Corp. (A)	3,700	359,011

		799,858

Road & Rail - 1.0%
Union Pacific Corp.	4,800	446,640

Semiconductors & Semiconductor Equipment - 2.6%
Intel Corp.	15,800	550,788
QUALCOMM, Inc.	9,750	610,155

		1,160,943

Software - 2.4%
Microsoft Corp.	10,100	572,468
Oracle Corp.	11,525	472,986

		1,045,454

Specialty Retail - 2.3%
Foot Locker, Inc. (A)	7,550	450,131
Home Depot, Inc.	4,000	552,960

		1,003,091

Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	7,200	750,312

Thrifts & Mortgage Finance - 0.7%
New York Community Bancorp, Inc.	22,000	317,900

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc., Class B	5,000	$ 220,850

Total Common Stocks (Cost $19,863,787)		20,085,506

PREFERRED STOCKS - 10.0%
Banks - 2.4%
Banc of California, Inc.
Series D, 7.38%	12,000	327,360
Bank of America Corp.
Series W, 6.63%	13,000	358,540
Citigroup, Inc.
Series J, 7.13% (A) (C)	12,000	360,960

		1,046,860

Consumer Finance - 1.3%
Capital One Financial Corp.
Series D, 6.70% (A)	20,000	573,000

Insurance - 2.3%
Kemper Corp.
7.38% (A)	19,484	543,604
Maiden Holdings North America, Ltd.
7.75%	15,600	423,696
Maiden Holdings, Ltd.
Series A, 8.25%	1,400	37,366

		1,004,666

Real Estate Investment Trusts - 4.0%
American Capital Agency Corp.
Series B, 7.75% (A)	15,000	392,100
Colony Capital, Inc.
Series B, 7.50%	8,250	209,798
Corporate Office Properties Trust
Series L, 7.38%	15,250	402,142
DuPont Fabros Technology, Inc.
Series C, 6.63%	10,000	281,200
NorthStar Realty Finance Corp.
Series E, 8.75% (A)	10,350	263,097
Taubman Centers, Inc.
Series J, 6.50%	9,000	234,090

		1,782,427

Total Preferred Stocks (Cost $4,148,595)		4,406,953

	Principal	Value
CORPORATE DEBT SECURITIES - 40.8%
Aerospace & Defense - 0.9%
Triumph Group, Inc.
5.25%, 06/01/2022	$ 400,000	381,000

Auto Components - 1.0%
Cooper Tire & Rubber Co.
7.63%, 03/15/2027	79,000	86,505
8.00%, 12/15/2019	300,000	337,500

		424,005

Banks - 1.2%
Wells Fargo & Co.
7.98% (C), 03/15/2018 (D)	500,000	530,625

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 1.6%
GCP Applied Technologies, Inc.
9.50%, 02/01/2023 (E)	$ 250,000	$ 282,500
Gibraltar Industries, Inc.
6.25%, 02/01/2021	400,000	412,000

		694,500

Chemicals - 1.3%
Blue Cube Spinco, Inc.
9.75%, 10/15/2023 (E)	500,000	571,250

Commercial Services & Supplies - 1.9%
ADT Corp.
6.25%, 10/15/2021	300,000	327,375
Prime Security Services Borrower LLC / Prime Finance, Inc.
9.25%, 05/15/2023 (E)	500,000	533,750

		861,125

Construction & Engineering - 0.9%
Tutor Perini Corp.
7.63%, 11/01/2018 (A)	400,000	405,400

Construction Materials - 0.9%
US Concrete, Inc.
6.38%, 06/01/2024 (E)	400,000	410,136

Consumer Finance - 2.5%
Ally Financial, Inc.
8.00%, 03/15/2020	425,000	487,688
Navient Corp.
6.63%, 07/26/2021	200,000	202,000
7.25%, 01/25/2022, MTN	400,000	406,500

		1,096,188

Diversified Financial Services - 1.6%
Credit Acceptance Corp.
7.38%, 03/15/2023	200,000	200,000
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
6.00%, 08/01/2020	500,000	498,750

		698,750

Diversified Telecommunication Services - 1.7%
CenturyLink, Inc.
7.50%, 04/01/2024 (A)	250,000	266,875
Frontier Communications Corp.
8.50%, 04/15/2020	335,000	360,460
10.50%, 09/15/2022	125,000	135,000

		762,335

Energy Equipment & Services - 1.0%
SEACOR Holdings, Inc.
7.38%, 10/01/2019	443,000	425,280

Food Products - 0.8%
Post Holdings, Inc.
7.38%, 02/15/2022	350,000	374,745

Health Care Providers & Services - 1.3%
Centene Corp.
6.13%, 02/15/2024	250,000	268,595
CHS / Community Health Systems, Inc.
8.00%, 11/15/2019 (A)	303,000	291,259

		559,854

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 1.5%
MGM Resorts International
8.63%, 02/01/2019	$ 350,000	$ 396,375
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp.
6.13%, 08/15/2021 (E)	250,000	256,250

		652,625

Household Durables - 1.4%
Meritage Homes Corp.
7.00%, 04/01/2022	353,000	387,417
7.15%, 04/15/2020	225,000	245,813

		633,230

Insurance - 0.8%
Prudential Financial, Inc.
8.88% (C), 06/15/2068	300,000	334,500

Machinery - 1.6%
Meritor, Inc.
6.75%, 06/15/2021	300,000	288,000
Terex Corp.
6.50%, 04/01/2020	400,000	407,000

		695,000

Media - 1.0%
Cablevision Systems Corp.
8.63%, 09/15/2017	400,000	425,000

Multiline Retail - 0.9%
Dillard’s, Inc.
7.88%, 01/01/2023	350,000	420,000

Oil, Gas & Consumable Fuels - 3.5%
Holly Energy Partners, LP / Holly Energy Finance Corp.
6.00%, 08/01/2024 (E)	300,000	303,750
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, 11/15/2023 (E)	500,000	477,500
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
6.38%, 05/01/2024	350,000	369,033
Valero Energy Corp.
8.75%, 06/15/2030	300,000	391,180

		1,541,463

Paper & Forest Products - 0.8%
Boise Cascade Co.
6.38%, 11/01/2020	336,000	344,400

Semiconductors & Semiconductor Equipment - 0.8%
Microsemi Corp.
9.13%, 04/15/2023 (E)	324,000	367,740

Specialty Retail - 3.9%
Foot Locker, Inc.
8.50%, 01/15/2022	500,000	592,500
L Brands, Inc.
6.95%, 03/01/2033	400,000	404,000
7.00%, 05/01/2020	200,000	230,000
Rent-A-Center, Inc.
6.63%, 11/15/2020 (A)	542,000	506,770

		1,733,270

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals - 3.7%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
8.10%, 07/15/2036 (E)	$ 500,000	$ 569,724
Diebold, Inc.
8.50%, 04/15/2024 (E)	500,000	500,625
Western Digital Corp.
10.50%, 04/01/2024 (E)	500,000	563,125

		1,633,474

Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp.
7.75%, 11/15/2023	100,000	114,750

Thrifts & Mortgage Finance - 1.3%
Radian Group, Inc.
7.00%, 03/15/2021	500,000	553,125

Trading Companies & Distributors - 0.7%
United Rentals North America, Inc.
7.63%, 04/15/2022	300,000	320,454

Total Corporate Debt Securities (Cost $17,595,566)		17,964,224

	Shares	Value
SECURITIES LENDING COLLATERAL - 19.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (F)	8,463,674	8,463,674

Total Securities Lending Collateral (Cost $8,463,674)		8,463,674

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.03% (F), dated 07/29/2016, to be repurchased at $577,608 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 06/30/2020, and with a value of $590,094.	$ 577,607	577,607

Total Repurchase Agreement (Cost $577,607)		577,607

Total Investments (Cost $50,649,229) (G)		51,497,964
Net Other Assets (Liabilities) - (16.9)%		(7,435,211)

Net Assets - 100.0%		$ 44,062,753

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$20,085,506	$—	$—	$20,085,506
Preferred Stocks	4,406,953	—	—	4,406,953
Corporate Debt Securities	—	17,964,224	—	17,964,224
Securities Lending Collateral	8,463,674	—	—	8,463,674
Repurchase Agreement	—	577,607	—	577,607

Total Investments	$32,956,133	$18,541,831	$—	$51,497,964

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $8,280,158. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Floating or variable rate securities. The rates disclosed are as of July 31, 2016.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the total value of 144A securities is $4,836,350, representing 11.0% of the Fund’s net assets.

(F)	Rates disclosed reflect the yields at July 31, 2016.
(G)

Aggregate cost for federal income tax purposes is $50,649,229. Aggregate gross unrealized appreciation and depreciation for all securities is $2,133,334 and $1,284,599, respectively. Net unrealized appreciation for tax purposes is $848,735.

(H)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.9%
ABFC Trust
Series 2004-OPT4, Class A1,
1.11% (A), 04/25/2034	$ 643,024	$ 634,689
Series 2004-OPT5, Class A1,
1.19% (A), 06/25/2034	230,885	216,143
ACE Securities Corp. Home Equity Loan Trust
Series 2006-HE1, Class A1A,
0.69% (A), 02/25/2036	2,108,207	2,095,379
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A,
1.07% (A), 07/25/2032	3,806	3,571
Bear Stearns Asset-Backed Securities I Trust
Series 2006-HE1, Class 1M2,
0.92% (A), 12/25/2035	4,500,000	4,149,892
Series 2006-HE10, Class 21A3,
0.73% (A), 12/25/2036	3,032,779	1,414,636
Series 2007-AQ1, Class A1,
0.60% (A), 04/25/2031	328,958	335,407
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1.15% (A), 10/25/2032	7,212	6,838
C-BASS Trust
Series 2007-CB1, Class AF1A,
0.56% (A), 01/25/2037	380,845	140,759
CIFC Funding, Ltd.
Series 2012-1AR, Class A1R,
1.46% (A), 08/14/2024 (B)	4,400,000	4,399,296
Citigroup Mortgage Loan Trust
Series 2007-FS1, Class 1A1,
4.59% (A), 10/25/2037 (B)	1,356,359	1,260,941
COA Summit CLO, Ltd.
Series 2014-1A, Class A1,
2.05% (A), 04/20/2023 (B)	2,336,044	2,336,338
Countrywide Asset-Backed Certificates
Series 2006-2, Class M1,
0.89% (A), 06/25/2036	400,000	326,114
Series 2006-26, Class 1A,
0.63% (A), 06/25/2037	1,667,639	1,232,518
Series 2006-26, Class 2A3,
0.66% (A), 06/25/2037	2,723,153	2,614,773
CWABS Asset-Backed Certificates Trust
Series 2005-17, Class MV1,
0.95% (A), 05/25/2036	1,500,000	1,272,279
Series 2006-14, Class 1A,
0.63% (A), 02/25/2037	1,152,155	971,212
Highlander Euro CDO III BV
Series 2007-3A, Class A,
0.00% (A), 05/01/2023 (B) (C)	EUR 1,184,381	1,302,401
Home Equity Asset Trust
Series 2002-1, Class A4,
1.09% (A), 11/25/2032	$ 1,026	880
JPMorgan Mortgage Acquisition Trust
Series 2007-CH3, Class A5,
0.75% (A), 03/25/2037	3,500,000	2,612,127
Malin CLO BV
Series 2007-1X, Class VFNE,
0.02% (A), 05/07/2023 (D)	EUR 771,362	855,314
Merrill Lynch Mortgage Investors Trust
Series 2006-FM1, Class A2C,
0.65% (A), 04/25/2037	$ 2,000,000	1,065,394

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1,
6.00% (A), 07/25/2047	$ 194,948	$ 148,445
Series 2007-3XS, Class 2A1A,
0.56% (A), 01/25/2047	3,566	3,557
Series 2007-8XS, Class A1,
5.75% (A), 04/25/2037	244,431	162,306
National Collegiate Student Loan Trust
Series 2005-1, Class A4,
0.69% (A), 11/27/2028	462,024	456,729
Nautique Funding, Ltd.
Series 2006-1A, Class A1A,
0.93% (A), 04/15/2020 (B)	253,941	252,996
Navient Private Education Loan Trust
Series 2015-CA, Class A,
1.98% (A), 01/16/2035 (B)	2,274,124	2,293,732
Neuberger Berman CLO XII, Ltd.
Series 2012-12A, Class A2RR,
1.93% (A), 07/25/2023 (B) (E)	1,400,000	1,400,000
New Century Home Equity Loan Trust
Series 2006-1, Class A2B,
0.67% (A), 05/25/2036	98,980	76,892
Option One Mortgage Loan Trust
Series 2007-4, Class 2A4,
0.80% (A), 04/25/2037	5,209,065	3,190,251
Palmer Square CLO, Ltd.
Series 2013-2A, Class A1A,
2.08% (A), 10/17/2025 (B)	1,500,000	1,499,962
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WCW2, Class M2,
1.02% (A), 07/25/2035	500,000	455,187
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M1,
0.88% (A), 02/25/2036	500,000	424,245
Race Point V CLO, Ltd.
Series 2011-5AR, Class AR,
1.64% (A), 12/15/2022 (B)	2,992,364	2,992,236
Securitized Asset-Backed Receivables LLC Trust
Series 2007-HE1, Class A2A,
0.55% (A), 12/25/2036	69,667	21,959
Specialty Underwriting & Residential Finance Trust
Series 2004-BC2, Class M1,
1.31% (A), 05/25/2035	3,700,206	3,472,376
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC1, Class A6,
0.76% (A), 03/25/2036	1,000,000	742,217
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	10,662	11,585
Series 2004-20C, Class 1,
4.34%, 03/01/2024	88,033	92,926
Venture VIII CDO, Ltd.
Series 2007-8A, Class A2A,
0.92% (A), 07/22/2021 (B)	3,434,278	3,380,917
VOLT XXIX LLC
Series 2014-NP10, Class A1,
3.38% (A), 10/25/2054 (B)	1,131,699	1,125,987

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2005-4, Class M2,
0.97% (A), 12/25/2035	$ 6,500,000	$ 5,520,101
Wood Street CLO BV
Series I, Class A,
0.11% (A), 11/22/2021 (D)	EUR 455,057	507,860

Total Asset-Backed Securities (Cost $55,199,343)		57,479,367

CORPORATE DEBT SECURITIES - 35.3%
Airlines - 0.2%
Latam Airlines Pass-Through Trust
4.20%, 08/15/2029 (B)	$ 1,474,102	1,418,823

Automobiles - 0.3%
General Motors Financial Co., Inc.
4.38%, 09/25/2021	1,500,000	1,606,734
Volkswagen Group of America Finance LLC
1.65%, 05/22/2018 (B) (F)	300,000	299,793

		1,906,527

Banks - 14.3%
Banco Santander Chile
1.56% (A), 04/11/2017 (B)	3,500,000	3,500,000
Bank of America Corp.
4.00%, 04/01/2024, MTN	800,000	862,904
5.65%, 05/01/2018, MTN	1,900,000	2,031,003
6.00%, 09/01/2017	1,000,000	1,048,088
6.40%, 08/28/2017, MTN	500,000	526,571
6.88%, 04/25/2018, MTN	3,300,000	3,593,710
7.63%, 06/01/2019, MTN	4,000,000	4,631,288
Barclays Bank PLC
7.63%, 11/21/2022	3,900,000	4,359,420
10.18%, 06/12/2021 (B)	1,840,000	2,350,891
Barclays PLC
6.50% (A), 09/15/2019 (G)	EUR 800,000	842,972
Caisse Centrale du Credit Immobilier de France SA
0.25%, 11/25/2018, MTN (D)	600,000	679,675
CIT Group, Inc.
3.88%, 02/19/2019	$ 2,100,000	2,142,000
6.63%, 04/01/2018 (B)	3,226,000	3,427,625
Citigroup, Inc.
1.59% (A), 06/07/2019	900,000	902,863
2.01% (A), 03/30/2021 (F)	300,000	303,527
2.05%, 06/07/2019	300,000	303,157
3.70%, 01/12/2026	3,000,000	3,182,670
Cooperatieve Rabobank UA
6.88%, 03/19/2020, MTN (D)	EUR 3,300,000	4,400,143
11.00% (A), 06/30/2019 (B) (G)	$ 2,978,000	3,640,605
Credit Agricole SA
7.88% (A), 01/23/2024 (B) (G)	700,000	693,000
Discover Bank
2.60%, 11/13/2018	1,400,000	1,422,991
Intesa Sanpaolo SpA
2.38%, 01/13/2017	2,021,000	2,025,715
JPMorgan Chase & Co.
1.15% (A), 02/15/2017	5,100,000	5,106,615
2.40%, 06/07/2021 (F)	2,000,000	2,035,616
5.00% (A), 07/01/2019 (F) (G)	700,000	693,000
6.30%, 04/23/2019	900,000	1,013,216
7.90% (A), 04/30/2018 (G)	1,000,000	1,040,000
KBC Bank NV
8.00% (A), 01/25/2023 (D)	2,000,000	2,145,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Bank PLC
12.00% (A), 12/16/2024 (B) (G)	$ 4,200,000	$ 5,713,764
Lloyds Banking Group PLC
7.63% (A), 06/27/2023 (D) (F) (G)	GBP 700,000	925,720
National Australia Bank, Ltd.
2.25%, 03/16/2021 (B) (F)	$ 1,400,000	1,432,540
Novo Banco SA
5.00%, 04/04/2019, MTN	EUR 584,000	489,823
Nykredit Realkredit A/S
2.00%, 04/01/2017	DKK 57,500,000	8,775,237
Royal Bank of Canada
2.30%, 03/22/2021	$ 1,400,000	1,439,858
Royal Bank of Scotland Group PLC
6.99% (A), 10/05/2017 (B) (G)	1,300,000	1,438,450
Wells Fargo & Co.
7.98% (A), 03/15/2018 (G)	3,800,000	4,032,750

		83,152,407

Biotechnology - 1.5%
AbbVie, Inc.
1.80%, 05/14/2018	1,100,000	1,108,889
2.85%, 05/14/2023	1,500,000	1,531,320
Amgen, Inc.
1.03% (A), 05/22/2017	5,800,000	5,805,174

		8,445,383

Capital Markets - 3.3%
Credit Suisse Group Funding Guernsey, Ltd.
3.13%, 12/10/2020	1,400,000	1,404,572
3.75%, 03/26/2025	1,600,000	1,598,882
3.80%, 09/15/2022	1,000,000	1,017,867
3.80%, 06/09/2023 (B)	1,700,000	1,724,835
Goldman Sachs Group, Inc.
1.73% (A), 11/15/2018, MTN	1,300,000	1,309,230
1.85% (A), 09/15/2020	1,600,000	1,603,928
Morgan Stanley
5.95%, 12/28/2017, MTN	4,900,000	5,204,648
6.63%, 04/01/2018, MTN	2,000,000	2,166,720
UBS AG
1.23% (A), 06/01/2017	400,000	400,198
7.63%, 08/17/2022	600,000	697,500
UBS Group Funding Jersey, Ltd.
3.00%, 04/15/2021 (B) (F)	2,200,000	2,264,557

		19,392,937

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.63%, 10/01/2023 (B)	2,304,640	368,742

Consumer Finance - 3.2%
Ally Financial, Inc.
2.75%, 01/30/2017	4,800,000	4,824,000
American Express Credit Corp.
2.60%, 09/14/2020, MTN	2,300,000	2,378,071
Ford Motor Credit Co. LLC
1.46% (A), 01/17/2017, MTN	5,400,000	5,406,556
2.60%, 11/04/2019	600,000	613,001
Navient Corp.
4.88%, 06/17/2019, MTN	4,000,000	4,020,000
Springleaf Finance Corp.
8.25%, 12/15/2020	1,200,000	1,242,000

		18,483,628

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Consumer Services - 1.1%
President and Fellows of Harvard College
6.50%, 01/15/2039 (B)	$ 3,800,000	$ 6,120,755

Diversified Financial Services - 1.9%
Bear Stearns Cos. LLC
6.40%, 10/02/2017	900,000	952,866
7.25%, 02/01/2018	2,100,000	2,282,194
LeasePlan Corp. NV
2.88%, 01/22/2019 (B)	1,500,000	1,513,067
Preferred Term Securities XVII, Ltd. / Preferred Term Securities XVII, Inc.
1.06% (A), 06/23/2035 (B)	1,525,213	1,097,878
Tayarra, Ltd.
3.63%, 02/15/2022	4,648,380	4,908,522

		10,754,527

Diversified Telecommunication Services - 2.3%
AT&T, Inc.
2.80%, 02/17/2021	2,000,000	2,066,566
SFR Group SA
7.38%, 05/01/2026 (B)	1,600,000	1,598,000
Verizon Communications, Inc.
1.06% (A), 06/09/2017	3,800,000	3,805,438
2.41% (A), 09/14/2018	4,500,000	4,629,150
3.65%, 09/14/2018	1,200,000	1,260,954

		13,360,108

Electric Utilities - 0.7%
Korea Hydro & Nuclear Power Co., Ltd.
1.43% (A), 05/22/2017 (B)	4,300,000	4,297,192

Energy Equipment & Services - 0.4%
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.00%, 10/01/2022	1,000,000	1,053,363
5.88%, 03/01/2022	1,000,000	1,090,659

		2,144,022

Health Care Equipment & Supplies - 0.3%
Boston Scientific Corp.
3.38%, 05/15/2022	1,600,000	1,672,880

Hotels, Restaurants & Leisure - 0.2%
MGM Resorts International
7.63%, 01/15/2017 (F)	1,000,000	1,025,410

Household Durables - 0.0% (H)
Urbi Desarrollos Urbanos SAB de CV
9.50%, 01/21/2020 (B) (C) (I)	400,000	4,000

Independent Power & Renewable Electricity Producers - 0.6%
Dynegy, Inc.
6.75%, 11/01/2019	2,300,000	2,343,125
7.38%, 11/01/2022	900,000	882,000
7.63%, 11/01/2024 (F)	400,000	388,000

		3,613,125

Internet Software & Services - 0.2%
Alibaba Group Holding, Ltd.
3.60%, 11/28/2024	1,000,000	1,040,330

Oil, Gas & Consumable Fuels - 1.3%
Enterprise Products Operating LLC
3.70%, 02/15/2026	550,000	572,817
Kinder Morgan, Inc.
5.63%, 11/15/2023 (B)	1,400,000	1,530,736
6.50%, 09/15/2020	800,000	894,947

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Petrobras Global Finance BV
3.54% (A), 03/17/2020 (F)	$ 2,100,000	$ 1,936,620
Plains All American Pipeline, LP / PAA Finance Corp.
4.90%, 02/15/2045	1,000,000	902,882
Williams Partners, LP
3.60%, 03/15/2022	1,700,000	1,654,846

		7,492,848

Real Estate Investment Trusts - 0.9%
alstria office REIT-AG
2.13%, 04/12/2023 (D)	EUR 800,000	979,622
AvalonBay Communities, Inc.
3.50%, 11/15/2024, MTN	$ 1,595,000	1,698,421
Crown Castle International Corp.
5.25%, 01/15/2023	200,000	228,932
Simon Property Group, LP
2.50%, 09/01/2020	2,500,000	2,592,120

		5,499,095

Road & Rail - 0.1%
Hellenic Railways Organization SA
4.03%, 03/17/2017	EUR 700,000	750,318
5.01%, 12/27/2017 (D)	100,000	105,791

		856,109

Software - 0.2%
Oracle Corp.
2.40%, 09/15/2023	$ 1,200,000	1,211,897

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.
2.85%, 05/06/2021 (F)	400,000	422,912
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
4.42%, 06/15/2021 (B)	800,000	835,949
5.45%, 06/15/2023 (B)	1,200,000	1,270,958
6.02%, 06/15/2026 (B)	1,000,000	1,071,316

		3,601,135

Trading Companies & Distributors - 0.8%
International Lease Finance Corp.
7.13%, 09/01/2018 (B)	4,200,000	4,651,500

Wireless Telecommunication Services - 0.8%
Sprint Communications, Inc.
9.13%, 03/01/2017	4,300,000	4,429,000

Total Corporate Debt Securities (Cost $200,387,593)		204,942,380

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Brazil - 0.1%
Banco Nacional de Desenvolvimento Economico e Social
3.38%, 09/26/2016 (B)	300,000	299,550

Cyprus - 0.1%
Cyprus Government International Bond
3.88%, 05/06/2022, MTN (D)	EUR 700,000	801,226

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 0.4%
Mexico Bonos
8.50%, 12/13/2018	MXN 40,000,000	$ 2,281,912
Series M,
8.00%, 06/11/2020	5,300,000	306,905

		2,588,817

Total Foreign Government Obligations (Cost $3,994,194)		3,689,593

LOAN ASSIGNMENTS - 0.4%
Automobiles - 0.1%
FCA US LLC
Term Loan B,
3.50% (A), 05/24/2017	$ 734,699	735,486

Health Care Providers & Services - 0.3%
Community Health Systems, Inc.
Term Loan F,
3.92% (A), 12/31/2018	1,485,497	1,470,642

Total Loan Assignments (Cost $2,221,598)		2,206,128

MORTGAGE-BACKED SECURITIES - 9.6%
Alternative Loan Trust
Series 2005, Class J12-2A1,
0.76% (A), 08/25/2035	1,339,702	794,208
Series 2005-81, Class A1,
0.77% (A), 02/25/2037	373,766	280,235
Series 2006-30T1, Class 1A3,
6.25%, 11/25/2036	195,560	172,803
Series 2006-J8, Class A2,
6.00%, 02/25/2037	214,334	151,019
Series 2006-OA12, Class A1B,
0.68% (A), 09/20/2046	1,225,159	886,204
Series 2006-OA17, Class 1A1A,
0.68% (A), 12/20/2046	1,434,175	1,045,457
Series 2006-OC7, Class 2A2A,
0.66% (A), 07/25/2046	1,746,948	1,528,915
Series 2006-OC8, Class 2A2B,
0.66% (A), 11/25/2036	1,337,054	1,169,091
Series 2007-2CB, Class 1A13,
5.75% (A), 03/25/2037	328,058	285,372
Series 2007-HY4, Class 1A1,
3.21% (A), 06/25/2037	755,284	647,260
Series 2007-OA6, Class A1B,
0.69% (A), 06/25/2037	1,817,679	1,548,403
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12,
0.70% (A), 10/25/2046	1,293,613	860,984
BAMLL Commercial Mortgage Securities Trust
Series 2016-ASHF, Class A,
2.34% (A), 03/15/2028 (B)	1,400,000	1,415,686
Banc of America Funding Trust
Series 2005-D, Class A1,
2.95% (A), 05/25/2035	293,910	300,047
Series 2006-J, Class 4A1,
3.16% (A), 01/20/2047	47,613	39,969
Banc of America Funding, Ltd.
Series 2012-R5, Class A,
0.47% (A), 10/03/2039 (B)	228,129	227,686
BBCMS Trust
Series 2015-STP, Class A,
3.32%, 09/10/2028 (B)	3,000,000	3,131,045
Bear Stearns Alt-A Trust
Series 2006-6, Class 32A1,
2.84% (A), 11/25/2036	257,578	187,755

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
3.01% (A), 08/25/2033	$ 305,635	$ 304,437
Series 2003-8, Class 2A1,
3.12% (A), 01/25/2034	6,965	7,027
Series 2003-8, Class 4A1,
2.98% (A), 01/25/2034	75,919	75,630
Series 2005-2, Class A2,
2.92% (A), 03/25/2035	165,976	167,277
Series 2005-5, Class A2,
2.46% (A), 08/25/2035	88,380	88,055
Series 2006-4, Class 1A1,
3.15% (A), 10/25/2036	107,998	90,787
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
2.91% (A), 01/26/2036	189,508	147,884
Berica 8 Residential MBS Srl
Series 2008, Class A,
0.07% (A), 03/31/2048 (D)	EUR 3,428,564	3,799,761
Berica ABS Srl
Series 2011-1, Class A1,
0.02% (A), 12/31/2055 (D)	1,687,041	1,877,218
CD Mortgage Trust
Series 2007-CD5, Class A4,
5.89% (A), 11/15/2044	$ 140,327	144,922
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2004-3A, Class A1,
0.74% (A), 08/25/2035 (B)	106,724	95,051
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M,
2.78% (A), 10/19/2032	8,823	7,190
Series 2004-12, Class 12A1,
3.12% (A), 08/25/2034	148,852	126,786
Citigroup Commercial Mortgage Trust
Series 2015-SHP2, Class A,
1.76% (A), 07/15/2027 (B)	1,800,000	1,812,626
Citigroup Mortgage Loan Trust
Series 2005-6, Class A2,
2.76% (A), 09/25/2035	105,889	105,755
COMM Mortgage Trust
Series 2010-RR1, Class GEA,
5.54% (A), 12/11/2049 (B)	1,400,000	1,415,525
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A,
1.05% (A), 03/25/2032 (B)	275	254
Series 2003-AR15, Class 2A1,
2.56% (A), 06/25/2033	404,422	394,949
Series 2003-AR28, Class 2A1,
2.71% (A), 12/25/2033	3,092,842	3,001,282
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-6, Class 2A3,
5.50%, 12/25/2035	402,813	337,803
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA4, Class 1A8,
6.25%, 08/25/2037	205,798	162,079
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1,
3.02% (A), 08/25/2035	30,558	26,639
GS Mortgage Securities Corp. Trust
Series 2016-RENT, Class A,
3.20%, 02/10/2029 (B)	1,400,000	1,464,873
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1,
2.88% (A), 09/25/2035	49,291	49,542

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
HarborView Mortgage Loan Trust
Series 2005-14, Class 4A1A,
2.88% (A), 12/19/2035	$ 290,543	$ 227,986
Series 2006-12, Class 2A2A,
0.67% (A), 01/19/2038	631,920	527,699
Series 2006-6, Class 5A1A,
3.16% (A), 08/19/2036	139,775	123,315
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2005-AR11, Class A3,
2.92% (A), 08/25/2035	1,444,091	1,188,523
JPMorgan Chase Commercial Mortgage-Backed Securities Trust
Series 2010-RR1, Class JPA,
5.74% (A), 06/18/2049 (B) (C)	1,320,000	1,328,209
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3,
5.87% (A), 09/15/2045	1,383,506	1,443,070
Ludgate Funding PLC
Series 2007-1, Class A2A,
0.68% (A), 01/01/2061 (D)	GBP 1,888,223	2,146,022
Luminent Mortgage Trust
Series 2006-6, Class A1,
0.69% (A), 10/25/2046	$ 349,847	297,878
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1,
0.89% (A), 03/25/2036	103,085	18,751
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 3A,
1.47% (A), 10/25/2035	16,108	15,215
Series 2005-3, Class 4A,
0.74% (A), 11/25/2035	13,600	12,708
Morgan Stanley Capital I Trust
Series 2007-HQ11, Class A4,
5.45% (A), 02/12/2044	2,160,000	2,179,196
Series 2014-CPT, Class AM,
3.40% (A), 07/13/2029 (B) (C)	1,400,000	1,487,476
RALI Trust
Series 2008-QR1, Class 1A1,
1.89% (A), 08/25/2036	1,008,907	829,644
RBSSP Resecuritization Trust
Series 2009-6, Class 2A1,
2.99% (A), 01/26/2036 (B)	2,748,286	2,774,572
Reperforming Loan REMIC Trust
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	202,005	193,810
Series 2005-R2, Class 1AF1,
0.83% (A), 06/25/2035 (B)	532,674	471,018
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	1,056	1,088
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B,
0.81% (A), 06/12/2044 (D)	2,438,064	2,146,084
Selkirk No. 1, Ltd.
Series 2001, Class A,
1.33%, 02/20/2041 (B)	410,301	410,453
Sequoia Mortgage Trust
Series 2004-11, Class A2,
1.57% (A), 12/20/2034	1,268,353	1,208,674
Series 2007-1, Class 1A1,
2.68% (A), 01/20/2047	340,754	275,701
Series 2010, Class 2A1,
1.25% (A), 10/20/2027	12,216	11,455

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
2.88% (A), 09/25/2034	$ 376,423	$ 371,224
Series 2004-19, Class 2A1,
1.81% (A), 01/25/2035	141,248	110,446
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
0.73% (A), 07/19/2035	26,407	23,530
Series 2005-AR5, Class A2,
0.73% (A), 07/19/2035	25,865	25,044
Series 2005-AR5, Class A3,
0.73% (A), 07/19/2035	59,234	57,145
Series 2005-AR8, Class A1A,
0.77% (A), 02/25/2036	345,463	282,975
Series 2006-AR3, Class 12A1,
0.71% (A), 05/25/2036	420,957	322,731
Series 2006-AR6, Class 2A1,
0.68% (A), 07/25/2046	1,549,715	1,288,420
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1.14% (A), 09/19/2032	8,111	7,875
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-22A, Class 2A1,
2.81% (A), 06/25/2033	411,523	400,710
WaMu Mortgage Pass-Through Certificates Trust
Series 2002-AR9, Class 1A,
1.81% (A), 08/25/2042	5,399	5,134
Series 2003-AR9, Class 2A,
2.59% (A), 09/25/2033	474,731	464,952
Series 2006-AR19, Class 1A,
1.19% (A), 01/25/2047	632,357	492,786
Series 2006-AR19, Class 1A1A,
1.18% (A), 01/25/2047	550,138	494,833
Series 2006-AR9, Class 2A,
2.19% (A), 08/25/2046	351,266	311,104
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-CC, Class A1,
2.84% (A), 01/25/2035	82,432	82,970
Series 2005-AR2, Class 1A1,
2.86% (A), 03/25/2035	1,336,970	1,335,908
Series 2006-AR4, Class 2A6,
3.20% (A), 04/25/2036	21,703	2,546
Series 2006-AR8, Class 2A4,
2.89% (A), 04/25/2036	158,179	154,180

Total Mortgage-Backed Securities (Cost $56,341,021)		55,928,551

MUNICIPAL GOVERNMENT OBLIGATIONS - 2.8%
California - 1.5%
Bay Area Toll Authority, Revenue Bonds
Series S3,
6.91%, 10/01/2050	3,600,000	6,006,276
State of California, General Obligation Unlimited
7.50%, 04/01/2034	300,000	469,290
7.60%, 11/01/2040	1,300,000	2,190,760

		8,666,326

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois - 0.5%
City of Chicago, General Obligation Unlimited
Series B,
7.75%, 01/01/2042	$ 1,000,000	$ 1,041,880
State of Illinois, General Obligation Unlimited
6.63%, 02/01/2035	1,500,000	1,626,330

		2,668,210

New Jersey - 0.0% (H)
New Jersey Turnpike Authority, Revenue Bonds
Series F,
7.41%, 01/01/2040	100,000	161,207

New York - 0.6%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
4.73%, 11/01/2023	100,000	117,822
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	2,850,000	3,460,612

		3,578,434

West Virginia - 0.2%
Tobacco Settlement Finance Authority, Revenue Bonds
Series A,
7.47%, 06/01/2047	1,000,000	967,740

Total Municipal Government Obligations (Cost $13,660,399)		16,041,917

U.S. GOVERNMENT AGENCY OBLIGATIONS - 37.1%
Federal Home Loan Mortgage Corp.
2.15% (A), 09/01/2035	25,215	26,659
2.58% (A), 01/01/2036	1,641,354	1,741,710
2.59% (A), 11/01/2033	49,403	52,801
2.62% (A), 09/01/2035	262,704	279,956
2.87% (A), 03/01/2034	68,190	71,812
2.93% (A), 03/01/2034	73,534	78,227
3.50%, TBA (J)	7,000,000	7,376,660
4.00%, TBA (J)	4,000,000	4,278,281
4.50%, 08/01/2025 - 05/01/2037	49,791	54,207
4.50%, TBA (J)	3,000,000	3,269,197
Federal Home Loan Mortgage Corp. REMIC
6.50%, 04/15/2029	1,870	2,150
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
1.61% (A), 10/25/2044	236,702	241,150
1.84% (A), 07/25/2044	235,644	242,201
6.50%, 07/25/2043	11,711	14,053
Federal National Mortgage Association
0.84% (A), 09/25/2042	211,293	210,211
1.64% (A), 03/01/2044 - 10/01/2044	790,098	805,585
2.29% (A), 09/01/2035	301,071	314,135
2.39% (A), 07/01/2035	153,398	161,847
2.44% (A), 01/01/2026	2,074	2,093
2.63% (A), 01/01/2028	20,124	21,297
2.66% (A), 11/01/2033	68,522	72,833
2.80% (A), 03/01/2034	123,063	128,330
3.00%, TBA (J)	22,000,000	22,880,625
3.50%, 02/01/2027	200,710	213,308

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.50%, TBA (J)	$ 51,000,000	$ 53,851,619
4.00%, TBA (J)	62,000,000	66,402,968
4.50%, 11/01/2018 - 12/01/2024	380,274	402,136
4.50%, TBA (J)	19,000,000	20,712,057
5.00%, 08/01/2020 - 01/01/2030	1,311,116	1,445,554
5.00%, TBA (J)	8,000,000	8,768,385
6.00%, 07/01/2035 - 06/01/2040	2,065,093	2,359,487
Federal National Mortgage Association REMIC
0.59% (A), 01/25/2021	4,346	4,345
6.30%, 10/17/2038	96,500	99,053
Federal National Mortgage Association REMIC, Interest Only STRIPS
6.61% (A), 07/25/2034	643,535	132,825
Government National Mortgage Association
1.07% (A), 08/20/2065 - 09/20/2065	2,961,533	2,929,725
1.47% (A), 12/20/2065	6,142,782	6,220,689
1.75% (A), 05/20/2024	23,429	24,130
3.00%, TBA (J)	1,000,000	1,048,691
3.50%, TBA (J)	3,000,000	3,188,262
4.00%, TBA (J)	5,000,000	5,343,789
Government National Mortgage Association, Interest Only STRIPS
6.08% (A), 04/16/2033 - 10/16/2033	587,420	118,884
6.11% (A), 09/20/2034	547,060	99,125
6.12% (A), 08/16/2033	1,006,558	235,592

Total U.S. Government Agency Obligations (Cost $214,713,702)		215,926,644

U.S. GOVERNMENT OBLIGATIONS - 43.1%
U.S. Treasury Bond
2.50%, 02/15/2045 - 02/15/2046 (K)	5,200,000	5,544,022
2.50%, 05/15/2046	200,000	213,773
2.75%, 08/15/2042	5,800,000	6,527,042
2.75%, 11/15/2042 (K)	13,800,000	15,509,903
2.88%, 05/15/2043	1,900,000	2,182,477
2.88%, 08/15/2045 (K)	17,500,000	20,102,442
3.00%, 05/15/2042 - 05/15/2045	7,500,000	8,833,389
3.13%, 02/15/2043 (F)	500,000	601,836
3.13%, 08/15/2044 (K)	20,900,000	25,133,065
3.38%, 05/15/2044 (K) (L)	10,200,000	12,836,068
4.25%, 05/15/2039	900,000	1,275,610
4.38%, 11/15/2039 - 05/15/2040	7,200,000	10,383,148
4.63%, 02/15/2040	700,000	1,044,149
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	106,276	110,321
0.75%, 02/15/2045 (K)	5,302,908	5,532,216
1.00%, 02/15/2046 (F)	1,216,188	1,363,540
1.38%, 02/15/2044	412,156	493,176
1.75%, 01/15/2028	8,826,356	10,393,493
2.00%, 01/15/2026 (K)	10,284,320	12,134,428
2.38%, 01/15/2025 - 01/15/2027 (K)	26,099,520	31,429,416
2.50%, 01/15/2029 (K)	15,435,300	19,704,534
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2018 (M) (N)	2,181,585	2,200,021
0.13%, 04/15/2021 - 07/15/2022	6,350,292	6,479,008
0.38%, 07/15/2023 (N)	8,874,340	9,177,896
0.38%, 07/15/2025 (K)	2,734,128	2,830,533
U.S. Treasury Note
1.75%, 09/30/2022 (L)	1,800,000	1,857,656
2.25%, 11/15/2024 (K) (N)	25,100,000	26,801,102
2.38%, 08/15/2024	4,500,000	4,846,288

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Note (continued)
2.50%, 05/15/2024 (K) (L)	$ 1,900,000	$ 2,063,058
2.75%, 02/15/2024	2,900,000	3,199,402

Total U.S. Government Obligations (Cost $232,393,848)		250,803,012

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.0% (H)
Put - 5-Year U.S. Treasury Note Futures
Exercise Price $112
Expiration Date 09/23/2016	35	35
Put - 5-Year U.S. Treasury Note Futures
Exercise Price $112
Expiration Date 09/23/2016	357	357
Put - 5-Year U.S. Treasury Note Futures
Exercise Price $115
Expiration Date 08/26/2016	41	41
Put - 5-Year U.S. Treasury Note Futures
Exercise Price $115
Expiration Date 08/26/2016	97	97
Put - 5-Year U.S. Treasury Note Futures
Exercise Price $116
Expiration Date 08/26/2016	219	219

Total Exchange-Traded Options Purchased (Cost $6,411)		749

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.1% (O) (P)
Call - Pays Floating Rate Index 3-Month USD-LIBOR (C)
Exercise Rate 1.00%
Expiration Date 12/13/2016, MSCS	6,100,000	37,339
Call - Pays Floating Rate Index 3-Month USD-LIBOR (C)
Exercise Rate 1.00%
Expiration Date 12/21/2016, CITI	6,200,000	39,223
Call - Pays Floating Rate Index 3-Month USD-LIBOR (C)
Exercise Rate 1.00%
Expiration Date 12/21/2016, MSCS	9,100,000	57,568
Call - Pays Floating Rate Index 3-Month USD-LIBOR (C)
Exercise Rate 2.10%
Expiration Date 01/30/2018, JPM	6,600,000	142,898
Put - Receives Floating Rate Index 3-Month USD-LIBOR (C)
Exercise Rate 2.91%
Expiration Date 08/20/2018, MSCS	2,900,000	61,154
Put - Receives Floating Rate Index 3-Month USD-LIBOR (C)
Exercise Rate 2.94%
Expiration Date 08/20/2018, GSB	900,000	17,929

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $650,591)		356,111

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (Q)	11,142,156	$ 11,142,156

Total Securities Lending Collateral (Cost $11,142,156)		11,142,156

Total Investments (Cost $790,710,856) (R)		818,516,608
Net Other Assets (Liabilities) - (40.8)%		(237,120,996)

Net Assets - 100.0%		$ 581,395,612

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (6.1)%
Credit Agricole 0.46% (Q), dated 07/19/2016, to be repurchased at $(6,431,900) on 08/02/2016. Collateralized by a U.S. Government Obligation, 2.75%, due 11/15/2042, and with a value of $(6,554,051).	$ (6,430,750)	$ (6,430,750)
Credit Agricole 0.55% (Q), dated 07/08/2016, to be repurchased at $(6,112,359) on 10/11/2016. Collateralized by a U.S. Government Obligation, 2.88%, due 08/15/2045, and with a value of $(6,043,415).	(6,103,500)	(6,103,500)
JPMorgan Securities LLC 0.32% (Q), dated 07/27/2016, to be repurchased at $(1,793,612) on 08/03/2016. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2046, and with a value of $(1,832,772).	(1,793,500)	(1,793,500)
Royal Bank of Scotland 0.53% (Q), dated 07/25/2016, to be repurchased at $(1,912,197) on 08/01/2016. Collateralized by a U.S. Government Obligation, 3.13%, due 08/15/2044, and with a value of $(1,947,546).	(1,912,000)	(1,912,000)
Societe Generale SA 0.37% (Q), dated 08/01/2016, to be repurchased at $(1,823,269) on 08/02/2016. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2046, with a value of $(1,813,157).	(1,823,250)	(1,823,250)
Standard Chartered PLC 0.60% (Q), dated 07/13/2016, to be repurchased at $(10,703,888) on 10/13/2016. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2024, and with a value of $(10,727,180).	(10,687,500)	(10,687,500)
Standard Chartered PLC 0.62% (Q), dated 07/07/2016, to be repurchased at $(6,257,184) on 10/05/2016. Collateralized by a U.S. Government Obligation, 3.13%, due 08/15/2044, and with a value of $(6,207,802).	(6,247,500)	(6,247,500)
Standard Chartered PLC 0.63% (Q), dated 07/01/2016, to be repurchased at $(214,710) on 08/26/2016. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2024, and with a value of $(214,544).	(214,500)	(214,500)

Total Reverse Repurchase Agreements (Cost $35,212,500)		(35,212,500)

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Number of Contracts	Premiums (Received)	Value
Call - 10-Year U.S. Treasury Note Futures	USD	133.50	08/26/2016	238	$(82,778)	$(111,563)

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (O) (P)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums (Received)	Value
Call - AUD vs. USD (C)	GSB	AUD	0.76	09/02/2016	AUD	1,900,000	$(6,950)	$(12,849)
Call - AUD vs. USD (C)	WBC	AUD	0.77	08/16/2016	AUD	1,300,000	(5,340)	(4,463)
Call - AUD vs. USD (C)	SCB	AUD	0.77	09/02/2016	AUD	1,700,000	(5,918)	(6,550)
Call - AUD vs. USD (C)	NGFP	AUD	0.79	09/12/2016	AUD	1,500,000	(6,894)	(3,647)
Call - GBP vs. USD (C)	MSCS	GBP	1.35	09/07/2016	GBP	1,100,000	(6,333)	(11,827)
Call - GBP vs. USD (C)	GSB	GBP	1.35	09/08/2016	GBP	650,000	(4,763)	(5,754)
Call - GBP vs. USD (C)	SCB	GBP	1.38	08/25/2016	GBP	2,200,000	(15,115)	(6,618)
Call - GBP vs. USD (C)	BOA	GBP	1.38	08/09/2016	GBP	800,000	(7,162)	(641)
Call - USD vs. JPY (C)	BOA	USD	109.00	08/25/2016	USD	2,200,000	(15,686)	(761)
Call - USD vs. KRW (C)	SCB	USD	1,196.00	08/12/2016	USD	1,700,000	(9,945)	(15)
Call - USD vs. KRW	BNP	USD	1,207.00	08/02/2016	USD	1,500,000	(7,455)	(1)
Call - USD vs. KRW (C)	BNP	USD	1,209.00	09/29/2016	USD	1,300,000	(10,673)	(1,684)
Call - USD vs. KRW (C)	JPM	USD	1,222.00	08/10/2016	USD	4,600,000	(23,115)	(5)
Call - USD vs. MXN (C)	CITI	USD	19.30	09/08/2016	USD	3,100,000	(27,494)	(25,405)
Call - USD vs. MXN (C)	BOA	USD	19.75	09/06/2016	USD	2,200,000	(17,089)	(7,176)
Call - USD vs. RUB (C)	HSBC	USD	87.00	12/08/2016	USD	1,400,000	(60,165)	(4,764)
Put - AUD vs. USD (C)	CITI	AUD	0.71	09/06/2016	AUD	500,000	(2,763)	(290)
Put - AUD vs. USD (C)	WBC	AUD	0.72	08/16/2016	AUD	300,000	(1,479)	(43)
Put - AUD vs. USD (C)	HSBC	AUD	0.73	08/10/2016	AUD	2,200,000	(12,474)	(346)
Put - AUD vs. USD (C)	GSB	AUD	0.73	09/02/2016	AUD	1,900,000	(6,109)	(3,553)
Put - AUD vs. USD (C)	SCB	AUD	0.74	09/02/2016	AUD	1,700,000	(5,168)	(5,541)
Put - USD vs. CAD (C)	CITI	USD	1.29	09/05/2016	USD	1,400,000	(5,019)	(8,854)
Put - USD vs. KRW (C)	SCB	USD	1,138.00	08/12/2016	USD	1,700,000	(10,200)	(42,121)
Put - USD vs. KRW	BNP	USD	1,149.00	08/02/2016	USD	1,500,000	(8,565)	(49,877)
Put - USD vs. KRW (C)	JPM	USD	1,153.00	08/10/2016	USD	4,600,000	(29,785)	(170,918)
Put - USD vs. MXN (C)	JPM	USD	17.80	09/12/2016	USD	1,200,000	(8,680)	(1,622)
Put - USD vs. MXN (C)	HSBC	USD	18.00	09/16/2016	USD	2,200,000	(14,520)	(6,259)

Total							$(334,859)	$(381,584)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN: (O) (P)

Description	Counterparty	Floating Rate	Exercise Price		Expiration Date	Notional Amount		Premiums (Received)	Value
Call - Markit iTraxx® Europe Series 25	BCI	Receive	EUR	0.65	09/21/2016	EUR	1,200,000	$(868)	$(1,705)
Put - Markit iTraxx® Europe Series 25	BCI	Pay	EUR	1.10	09/21/2016	EUR	1,200,000	(2,071)	(298)
Put - Markit iTraxx® Europe Series 25	CITI	Pay	EUR	1.15	09/21/2016	EUR	1,700,000	(4,202)	(274)

Total								$(7,141)	$(2,277)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (O) (P)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Call - 2-Year	JPM	3-Month USD-LIBOR	Receive	1.10%	01/30/2018	USD	6,600,000	$(34,320)	$(44,892)
Call - 2-Year	JPM	3-Month USD-LIBOR	Receive	1.60	01/30/2018	USD	6,600,000	(59,730)	(87,330)
Call - 5-Year	MSCS	3-Month USD-LIBOR	Receive	0.77	12/13/2016	USD	12,200,000	(52,003)	(33,450)
Call - 5-Year	CITI	3-Month USD-LIBOR	Receive	0.77	12/21/2016	USD	12,400,000	(51,515)	(36,723)
Call - 5-Year	MSCS	3-Month USD-LIBOR	Receive	0.77	12/21/2016	USD	18,200,000	(80,243)	(53,899)
Put - 5-Year	MSCS	3-Month USD-LIBOR	Pay	2.80	08/20/2018	USD	13,000,000	(290,080)	(37,462)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.80	08/20/2018	USD	4,100,000	(91,318)	(11,815)

Total								$(659,209)	$(305,571)

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS: (S)

Credit Default Swap Agreements on Credit Indices – Sell Protection (T)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Notional Amount (U)		Fair Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe Crossover - Series 25	5.00%	06/20/2021	EUR	2,300,000	$219,620	$162,053	$57,567
Markit iTraxx® Europe Index - Series 25	1.00	06/20/2021	EUR	25,100,000	469,346	211,953	257,393
North America High Yield Index - Series 26	5.00	06/20/2021	USD	2,000,000	99,437	48,126	51,311
North America Investment Grade Index - Series 26	1.00	06/20/2021	USD	9,900,000	140,543	73,979	66,564

Total					$928,946	$496,111	$432,835

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.75%	12/21/2026	USD	6,100,000	$(205,556)	$(153,977)	$(51,579)
3-Month USD-LIBOR	2.00	12/16/2019	USD	4,400,000	(158,974)	(15,300)	(143,674)
3-Month USD-LIBOR	2.00	12/16/2019	USD	9,000,000	(326,293)	(164,846)	(161,447)
3-Month USD-LIBOR	2.00	06/15/2021	USD	21,800,000	(1,034,770)	(689,101)	(345,669)
3-Month USD-LIBOR	2.00	06/15/2021	USD	1,800,000	(84,376)	(53,979)	(30,397)
3-Month USD-LIBOR	2.25	12/16/2022	USD	31,200,000	(2,206,239)	55,344	(2,261,583)
3-Month USD-LIBOR	2.25	06/15/2026	USD	11,600,000	(1,016,957)	5,623	(1,022,580)
3-Month USD-LIBOR	2.35	08/05/2025	USD	700,000	(69,414)	—	(69,414)
3-Month USD-LIBOR	2.50	12/16/2025	USD	6,300,000	(684,263)	4,349	(688,612)
3-Month USD-LIBOR	2.50	06/15/2046	USD	800,000	(153,969)	(2,939)	(151,030)
3-Month USD-LIBOR	2.50	06/15/2046	USD	2,600,000	(481,865)	(110,194)	(371,671)
3-Month USD-LIBOR	2.75	12/16/2045	USD	53,100,000	(13,022,077)	2,579,659	(15,601,736)
6-Month GBP-LIBOR	0.75	12/21/2018	GBP	8,600,000	(67,764)	(8,858)	(58,906)
6-Month GBP-LIBOR	1.00	09/21/2018	GBP	26,700,000	(377,434)	(52,204)	(325,230)
6-Month GBP-LIBOR	1.25	09/21/2018	GBP	11,600,000	(240,608)	(56,971)	(183,637)
6-Month GBP-LIBOR	1.50	12/16/2017	GBP	8,400,000	(160,657)	(9,561)	(151,096)
6-Month GBP-LIBOR	1.50	09/21/2018	GBP	5,000,000	(136,740)	(6,188)	(130,552)

Total					$(20,427,956)	$1,320,857	$(21,748,813)

OVER-THE-COUNTER SWAP AGREEMENTS: (O) (P)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (T)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread at July 31, 2016 (W)	Notional Amount (U)		Fair Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazil Government International Bond, 12.25%, 03/06/2030	MSCS	1.00%	09/20/2016	0.62%	USD	3,600,000	$5,078	$(2,256)	$7,334
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	BCLY	1.00	06/20/2021	0.98	USD	1,000,000	1,956	(9,204)	11,160
Japan Government International Bond, 2.00%, 03/21/2022	DUB	1.00	09/20/2016	0.03	USD	1,900,000	4,590	1,758	2,832
MetLife, Inc., 4.75%, 02/08/2021	CITI	1.00	12/20/2020	1.12	USD	500,000	(2,076)	518	(2,594)
MetLife, Inc., 4.75%, 02/08/2021	GSI	1.00	06/20/2021	1.26	USD	1,000,000	(10,955)	(15,917)	4,962
Mexico Government International Bond, 5.95%, 03/19/2019	CITI	1.00	12/20/2019	1.10	USD	2,100,000	(4,449)	8,091	(12,540)

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued): (O) (P)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (continued) (T)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread at July 31, 2016 (W)	Notional Amount (U)		Fair Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Mexico Government International Bond, 5.95%, 03/19/2019	DUB	1.00%	12/20/2020	1.38%	USD	300,000	$(4,439)	$(9,180)	$4,741
Mexico Government International Bond, 5.95%, 03/19/2019	CITI	1.00	12/20/2020	1.38	USD	2,900,000	(42,906)	(103,885)	60,979
Mexico Government International Bond, 7.50%, 04/08/2033	DUB	1.00	09/20/2016	0.33	USD	2,600,000	4,962	476	4,486
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	GSI	1.00	12/20/2019	4.92	USD	800,000	(93,886)	(56,559)	(37,327)
Tesco PLC, 6.00%, 12/14/2029	CITI	1.00	12/20/2020	2.30	EUR	1,200,000	(70,516)	(97,316)	26,800
Volkswagen International Finance NV, 5.38%, 05/22/2018	CITI	1.00	03/20/2017	0.23	EUR	800,000	5,205	3,397	1,808
Volkswagen International Finance NV, 5.38%, 05/22/2018	BNP	1.00	12/20/2017	0.36	EUR	1,500,000	16,396	(18,392)	34,788

Total							$(191,040)	$(298,469)	$107,429

Credit Default Swap Agreements on Credit Indices – Sell Protection (T)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Notional Amount (U)		Fair Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	DUB	0.50%	10/17/2057	USD	3,000,000	$(87,896)	$(203,837)	$115,941
North America CMBS Basket Index - Series AAA8	GSI	0.50	10/17/2057	USD	2,900,000	(84,962)	(149,825)	64,863

Total						$(172,858)	$(353,662)	$180,804

FUTURES CONTRACTS: (X)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(401)	03/13/2017	$—	$(836,111)
90-Day Eurodollar	Short	(111)	09/18/2017	7,459	—
90-Day Eurodollar	Short	(149)	12/18/2017	—	(118,079)
90-Day Eurodollar	Short	(459)	03/19/2018	—	(621,840)
90-Day Eurodollar	Short	(383)	06/18/2018	—	(280,759)
90-Day Eurodollar	Short	(103)	09/17/2018	—	(6,448)
90-Day Eurodollar	Short	(269)	12/17/2018	—	(23,564)
90-Day Sterling	Short	(29)	09/20/2017	—	(43,057)
90-Day Sterling	Short	(79)	03/21/2018	—	(37,900)
90-Day Sterling	Short	(30)	06/20/2018	—	(15,385)
5-Year U.S. Treasury Note	Long	1,644	09/30/2016	593,524	—
10-Year U.S. Treasury Note	Long	192	09/21/2016	163,864	—
Euro-BTP Italy Government Bond	Long	22	09/08/2016	40,249	—
U.K. Gilt	Short	(3)	09/28/2016	—	(33,817)
U.S. Treasury Bond	Long	67	09/21/2016	—	(15,321)

Total				$805,096	$(2,032,281)

FORWARD FOREIGN CURRENCY CONTRACTS: (O) (P)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	08/10/2016	MYR	1,072,890	USD	262,000	$1,411	$—
BCLY	08/12/2016	AUD	2,518,000	USD	1,855,689	57,081	—
BCLY	08/18/2016	USD	767,000	KRW	898,770,600	—	(35,255)
BCLY	08/25/2016	USD	506,880	MXN	9,486,000	2,324	—
BNP	08/02/2016	BRL	11,850,644	USD	3,450,371	202,114	—
BNP	08/02/2016	USD	3,658,736	BRL	11,850,644	6,250	—
BNP	08/12/2016	AUD	1,110,000	USD	819,835	23,364	—

The notes are an integral part of this report. Transamerica Funds	Page 11	July 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (O) (P)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	08/12/2016	USD	568,345	EUR	515,000	$—	$(7,690)
BNP	08/18/2016	USD	976,721	TWD	31,533,435	—	(11,380)
BNP	09/14/2016	CNH	13,978,726	USD	2,056,649	48,794	—
BNP	09/14/2016	USD	1,447,000	CNH	9,520,537	13,039	—
BNP	10/11/2016	USD	464,910	CNH	3,159,163	—	(10,284)
BNP	12/07/2016	CNH	695,083	USD	101,709	2,552	—
BNP	07/05/2017	USD	3,261,243	BRL	9,500,000	596,419	—
BOA	08/12/2016	EUR	930,000	USD	1,063,218	—	(23,000)
BOA	08/18/2016	KRW	1,325,613,600	USD	1,123,000	60,260	—
BOA	04/03/2017	USD	9,017,260	DKK	59,825,011	—	(78,820)
CITI	08/10/2016	USD	2,361,000	MYR	9,758,013	—	(34,744)
CITI	08/12/2016	AUD	5,569,000	USD	4,127,095	103,333	—
CITI	08/12/2016	EUR	1,573,000	USD	1,762,166	1,826	(4,569)
CITI	08/12/2016	GBP	409,000	USD	579,532	—	(38,149)
CITI	08/12/2016	JPY	2,067,300,000	USD	19,704,295	564,088	—
CITI	08/12/2016	USD	2,523,217	AUD	3,403,000	—	(61,833)
CITI	08/12/2016	USD	1,951,387	EUR	1,750,000	5,939	(11,952)
CITI	08/12/2016	USD	11,715,244	GBP	8,376,000	646,891	(18,749)
CITI	08/18/2016	INR	13,418,255	USD	198,451	1,243	—
CITI	08/18/2016	KRW	1,160,290,800	USD	984,000	51,691	—
CITI	08/18/2016	SGD	938,000	USD	688,402	11,125	—
CITI	08/18/2016	USD	1,000	KRW	1,190,500	—	(63)
CITI	08/18/2016	USD	7,315,311	SGD	9,956,000	—	(109,526)
CITI	08/25/2016	MXN	94,234,000	USD	5,037,182	747	(25,666)
CITI	08/25/2016	USD	1,922,162	MXN	35,625,000	27,285	—
DUB	08/02/2016	BRL	11,850,644	USD	3,658,736	—	(6,250)
DUB	08/02/2016	USD	3,561,426	BRL	11,850,644	—	(91,059)
DUB	08/10/2016	MYR	1,578,470	USD	397,019	—	(9,480)
DUB	08/18/2016	KRW	260,205,400	USD	221,000	11,263	—
DUB	09/02/2016	BRL	11,850,644	USD	3,525,089	88,404	—
DUB	09/26/2016	CNY	5,271,550	USD	775,000	15,653	—
DUB	12/05/2016	CNH	2,217,857	USD	325,710	7,003	—
DUB	01/04/2017	BRL	34,200,000	USD	7,854,846	2,191,420	—
DUB	01/04/2017	USD	7,857,930	BRL	34,200,000	—	(2,188,335)
GSB	08/12/2016	AUD	966,000	USD	716,574	17,237	—
GSB	08/12/2016	GBP	2,931,000	USD	4,231,619	—	(351,928)
GSB	08/12/2016	JPY	441,500,000	USD	4,037,509	291,080	—
GSB	08/12/2016	USD	865,754	AUD	1,166,000	—	(19,985)
GSB	08/12/2016	USD	4,473,651	GBP	3,376,000	11,732	(6,809)
GSB	08/12/2016	USD	2,379,092	JPY	259,400,000	—	(164,138)
GSB	08/18/2016	USD	8,315,182	KRW	9,689,819,000	—	(334,078)
GSB	09/26/2016	CNH	8,418,718	USD	1,241,150	26,003	—
GSB	10/11/2016	CNH	17,180,259	USD	2,512,468	71,744	—
GSB	10/11/2016	USD	1,239,323	CNH	8,418,718	—	(27,000)
GSB	12/07/2016	CNH	10,328,143	USD	1,519,962	29,247	—
HSBC	08/12/2016	USD	19,289,594	JPY	2,082,570,126	—	(1,128,502)
HSBC	08/18/2016	KRW	624,758,500	USD	527,000	30,668	—
HSBC	08/18/2016	USD	883,000	KRW	1,032,668,500	—	(38,774)
HSBC	08/18/2016	USD	837,000	SGD	1,138,194	—	(11,826)
HSBC	10/11/2016	USD	2,621,000	CNH	17,180,259	36,787	—
HSBC	12/07/2016	USD	1,659,000	CNH	11,023,226	5,529	—
JPM	08/02/2016	EUR	800,000	USD	880,452	14,014	—
JPM	08/10/2016	MYR	1,217,465	USD	295,000	3,907	—
JPM	08/12/2016	AUD	5,223,000	USD	3,881,912	85,681	—
JPM	08/12/2016	EUR	7,789,000	USD	8,726,679	13,862	(28,434)
JPM	08/12/2016	GBP	500,000	USD	730,366	—	(68,529)
JPM	08/12/2016	JPY	565,000,000	USD	5,340,353	199,064	—
JPM	08/12/2016	USD	7,417,288	AUD	10,054,000	—	(220,119)
JPM	08/12/2016	USD	148,769	CAD	191,000	2,468	—
JPM	08/12/2016	USD	11,655,436	EUR	10,458,000	2,954	(44,939)
JPM	08/12/2016	USD	1,493,650	GBP	1,147,000	—	(24,605)
JPM	08/12/2016	USD	2,510,721	JPY	276,400,000	—	(199,182)
JPM	08/18/2016	SGD	1,796,000	USD	1,332,938	6,457	—
JPM	08/18/2016	TWD	24,546,060	USD	759,000	10,151	—
JPM	08/18/2016	USD	2,941,961	KRW	3,484,657,250	—	(168,490)
JPM	08/18/2016	USD	902,000	SGD	1,244,724	—	(26,272)
JPM	08/18/2016	USD	1,312,797	TWD	42,442,719	—	(17,147)

The notes are an integral part of this report. Transamerica Funds	Page 12	July 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (O) (P)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	08/25/2016	MXN	6,551,000	USD	351,637	$—	$(3,192)
JPM	08/25/2016	USD	6,249,576	MXN	113,185,876	229,272	—
JPM	09/15/2016	USD	404,266	RUB	26,458,836	8,047	—
JPM	09/26/2016	CNH	10,222,578	USD	1,503,431	35,232	—
JPM	10/04/2016	USD	4,327,351	BRL	17,000,000	—	(806,987)
JPM	12/05/2016	CNH	11,028,266	USD	1,604,695	49,714	—
MSCS	08/12/2016	GBP	1,076,000	USD	1,525,131	—	(100,857)
MSCS	08/12/2016	USD	2,093,187	GBP	1,616,000	—	(45,872)
MSCS	10/04/2016	BRL	17,000,000	USD	4,052,443	1,081,895	—
MSCS	12/05/2016	USD	1,991,000	CNH	13,246,123	3,878	—
RBS	08/25/2016	USD	918,000	MXN	16,826,940	22,983	—
SCB	08/10/2016	MYR	6,881,506	USD	1,683,964	8,537	(2,984)
SCB	08/12/2016	USD	4,772,376	GBP	3,310,000	391,012	—
SCB	08/18/2016	KRW	2,046,204,400	USD	1,733,000	93,469	—
SCB	08/18/2016	USD	728,813	KRW	851,545,000	—	(31,287)
SCB	08/19/2016	CNY	7,816,641	USD	1,193,927	—	(20,076)
SCB	09/14/2016	USD	678,000	CNH	4,458,189	6,518	—
SCB	09/26/2016	USD	4,454,000	CNH	29,414,216	26,686	—
SCB	10/11/2016	CNH	3,621,591	USD	541,951	2,799	—
SCB	11/15/2016	USD	1,096,077	MYR	4,463,994	5,769	—
UBS	08/10/2016	USD	241,000	MYR	992,318	—	(2,629)
UBS	08/12/2016	EUR	7,795,000	USD	8,649,550	69,268	—
UBS	08/12/2016	GBP	3,412,000	USD	4,712,639	—	(196,261)
UBS	08/12/2016	USD	1,660,250	AUD	2,178,000	5,757	—
UBS	08/12/2016	USD	25,219,057	EUR	22,415,000	218,463	(70,903)
UBS	08/12/2016	USD	2,474,716	GBP	1,910,000	—	(53,503)
UBS	08/12/2016	USD	274,189	JPY	28,900,000	—	(9,154)
UBS	08/18/2016	TWD	49,430,094	USD	1,549,533	—	(640)
UBS	09/26/2016	CNH	5,501,370	USD	805,000	23,045	—
UBS	11/10/2016	USD	1,551,965	TWD	49,430,094	449	—

Total						$7,882,897	$(6,991,906)

SECURITY VALUATION:

Valuation Inputs (Y)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$57,479,367	$—	$57,479,367
Corporate Debt Securities	—	204,942,380	—	204,942,380
Foreign Government Obligations	—	3,689,593	—	3,689,593
Loan Assignments	—	2,206,128	—	2,206,128
Mortgage-Backed Securities	—	55,928,551	—	55,928,551
Municipal Government Obligations	—	16,041,917	—	16,041,917
U.S. Government Agency Obligations	—	215,926,644	—	215,926,644
U.S. Government Obligations	—	250,803,012	—	250,803,012
Exchange-Traded Options Purchased	749	—	—	749
Over-the-Counter Interest Rate Swaptions Purchased	—	356,111	—	356,111
Securities Lending Collateral	11,142,156	—	—	11,142,156

Total Investments	$11,142,905	$807,373,703	$—	$818,516,608

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$928,946	$—	$928,946
Over-the-Counter Credit Default Swap Agreements	—	38,187	—	38,187
Futures Contracts (Z)	805,096	—	—	805,096
Forward Foreign Currency Contracts (Z)	—	7,882,897	—	7,882,897

Total Other Financial Instruments	$805,096	$8,850,030	$—	$9,655,126

The notes are an integral part of this report. Transamerica Funds	Page 13	July 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (Y)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(35,212,500)	$—	$(35,212,500)
Exchange-Traded Options Written	(111,563)	—	—	(111,563)
Over-the-Counter Foreign Exchange Options Written	—	(381,584)	—	(381,584)
Over-the-Counter Credit Default Swaptions Written	—	(2,277)	—	(2,277)
Over-the-Counter Interest Rate Swaptions Written	—	(305,571)	—	(305,571)
Centrally Cleared Interest Rate Swap Agreements	—	(20,427,956)	—	(20,427,956)
Over-the-Counter Credit Default Swap Agreements	—	(402,085)	—	(402,085)
Futures Contracts (Z)	(2,032,281)	—	—	(2,032,281)
Forward Foreign Currency Contracts (Z)	—	(6,991,906)	—	(6,991,906)

Total Other Financial Instruments	$(2,143,844)	$(63,723,879)	$—	$(65,867,723)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2016.
(B)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the total value of 144A securities is $91,037,616, representing 15.7% of the Fund’s net assets.

(C)

Illiquid securities and derivatives. At July 31, 2016, total value of illiquid securities is $4,122,086, representing 0.7% of the Fund’s net assets, and total value of illiquid derivatives is $24,405, representing less than 0.1% of the Fund’s net assets.

(D)

Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the total value of Regulation S securities is $21,369,436, representing 3.7% of the Fund’s net assets.

(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2016, value of the security is $1,400,000, representing 0.2% of the Fund’s net assets.
(F)

All or a portion of the securities are on loan. The total value of all securities on loan is $10,917,431. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Security in default.
(J)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after July 31, 2016.
(K)	Securities are subject to sale-buyback transactions.
(L)

All or a portion of these securities have been segregated by the custodian as collateral for open options, over-the-counter swap agreements, swaptions and/or forward foreign currency contracts. The total value of all securities segregated for open options, over-the-counter swap agreements, swaptions and/or forward foreign currency contracts is $2,017,029.

(M)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $428,592.

(N)

All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of all securities segregated as collateral to cover centrally cleared swap agreements is $5,442,426.

(O)	Cash in the amount of $2,846,000 has been segregated by the broker as collateral for open options, over-the-counter swap agreements, swaptions and/or forward foreign currency contracts.
(P)	Securities with a total value of $249,424 have been segregated by the broker as collateral for open options, over-the-counter swap agreements, swaptions and/or forward foreign currency contracts.
(Q)	Rates disclosed reflect the yields at July 31, 2016.
(R)

Aggregate cost for federal income tax purposes is $790,710,856. Aggregate gross unrealized appreciation and depreciation for all securities is $33,634,807 and $5,829,055, respectively. Net unrealized appreciation for tax purposes is $27,805,752.

(S)	Cash in the amount of $3,654,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(T)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(U)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(V)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(W)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(X)	Cash in the amount of $99,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(Y)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(Z)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 14	July 31, 2016 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
SGD	Singapore Dollar
TWD	Taiwan New Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCI	Barclays Capital, Inc.
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services Inc.
NGFP	Nomura Global Financial Products, Inc.
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
UBS	UBS AG
WBC	Westpac Banking Corp.

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CMBS	Commercial Mortgage-Backed Securities
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 15	July 31, 2016 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 12.7%
Ally Auto Receivables Trust
Series 2015-2, Class A3,
1.49%, 11/15/2019	$ 2,000,000	$ 2,010,441
American Express Credit Account Master Trust
Series 2014-1, Class A,
0.85% (A), 12/15/2021	1,920,000	1,921,074
AmeriCredit Automobile Receivables Trust
Series 2013-3, Class D,
3.00%, 07/08/2019	1,800,000	1,824,635
Atrium XII
Series 12A, Class F,
8.20% (A), 10/22/2026 (B) (C)	2,000,000	1,560,766
Avery Point VII CLO, Ltd.
Series 2015-7A, Class F,
8.68% (A), 01/15/2028 (B) (C)	1,700,000	1,329,281
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A,
1.92%, 09/20/2019 (B)	1,000,000	1,000,410
BA Credit Card Trust
Series 2015-A2, Class A,
1.36%, 09/15/2020	362,000	363,598
Carmax Auto Owner Trust
Series 2016-3, Class A4,
1.60%, 01/18/2022	270,000	270,072
Chase Issuance Trust
Series 2014-A5, Class A5,
0.85% (A), 04/15/2021	225,000	224,944
Series 2016-A2, Class A,
1.37%, 06/15/2021	1,326,000	1,331,617
Discover Card Execution Note Trust
Series 2013-A6, Class A6,
0.93% (A), 04/15/2021	2,000,000	2,006,266
Ford Credit Auto Owner Trust
Series 2015-2, Class A,
2.44%, 01/15/2027 (B)	400,000	411,182
Honda Auto Receivables Owner Trust
Series 2016-2, Class A4,
1.62%, 08/15/2022	880,000	887,369
OHA Credit Partners XI, Ltd.
Series 2015-11A, Class F,
8.80% (A), 10/20/2028 (B) (C)	2,000,000	1,605,516
Santander Drive Auto Receivables Trust
Series 2014-5, Class C,
2.46%, 06/15/2020	500,000	503,758
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A,
2.04%, 03/15/2022	250,000	253,326
Series 2016-2, Class A,
2.21%, 05/15/2024	473,000	480,875
Taco Bell Funding LLC
Series 2016-1A, Class A2I,
3.83%, 05/25/2046 (B)	862,000	871,433
Series 2016-1A, Class A2II,
4.38%, 05/25/2046 (B)	862,000	885,496

Total Asset-Backed Securities (Cost $20,178,558)		19,742,059

	Principal	Value
CORPORATE DEBT SECURITIES - 46.8%
Aerospace & Defense - 1.0%
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (B)	$ 598,000	$ 634,214
Lockheed Martin Corp.
1.85%, 11/23/2018	600,000	609,546
Moog, Inc.
5.25%, 12/01/2022 (B)	180,000	185,400
Triumph Group, Inc.
5.25%, 06/01/2022	150,000	142,875

		1,572,035

Airlines - 0.2%
United Airlines Pass-Through Trust
5.38%, 02/15/2023	306,560	319,589

Automobiles - 0.5%
BMW US Capital LLC
1.50%, 04/11/2019 (B)	240,000	241,605
Daimler Finance North America LLC
2.00%, 07/06/2021 (B)	225,000	226,228
Hyundai Capital America
2.40%, 10/30/2018 (B)	239,000	242,334

		710,167

Banks - 14.6%
Australia & New Zealand Banking Group, Ltd.
6.75% (A), 06/15/2026 (B) (D) (E)	563,000	611,891
Bank of America Corp.
2.63%, 04/19/2021, MTN	400,000	407,642
6.11%, 01/29/2037	207,000	254,895
Barclays PLC
6.63% (A), 09/15/2019 (D) (E)	900,000	842,625
8.25% (A), 12/15/2018 (E)	1,000,000	1,017,500
BNP Paribas SA
7.63% (A), 03/30/2021 (B) (E)	2,275,000	2,363,725
Citigroup, Inc.
4.40%, 06/10/2025	248,000	263,637
Credit Agricole SA
4.38%, 03/17/2025 (B)	271,000	276,547
8.13% (A), 12/23/2025 (B) (E)	2,253,000	2,371,282
Fifth Third Bancorp
2.88%, 07/27/2020	298,000	309,649
Fifth Third Bank
2.30%, 03/15/2019	235,000	240,214
First Horizon National Corp.
3.50%, 12/15/2020	232,000	235,359
HSBC Holdings PLC
6.88% (A), 06/01/2021 (D) (E)	2,126,000	2,189,780
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (B)	467,000	445,194
7.70% (A), 09/17/2025 (B) (D) (E)	2,126,000	1,929,345
JPMorgan Chase & Co.
1.08% (A), 11/18/2016, MTN	250,000	250,214
2.55%, 10/29/2020	299,000	306,746
Lloyds Banking Group PLC
7.50% (A), 06/27/2024 (D) (E)	1,900,000	1,895,250
Nordea Bank AB
5.50% (A), 09/23/2019 (B) (D) (E)	1,500,000	1,486,875
Regions Financial Corp.
7.38%, 12/10/2037	309,000	400,605
Royal Bank of Canada
4.65%, 01/27/2026, MTN	200,000	219,963
Royal Bank of Scotland Group PLC
8.00% (A), 08/10/2025 (D) (E)	1,610,000	1,599,937

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland NV
4.65%, 06/04/2018	$ 483,000	$ 498,804
Societe Generale SA
7.88% (A), 12/18/2023 (B) (D) (E)	1,500,000	1,425,000
8.00% (A), 09/29/2025 (B) (E)	506,000	499,675
US Bank NA
1.45%, 01/29/2018, MTN	250,000	251,552

		22,593,906

Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/2019	400,000	406,449
Coca-Cola Co.
0.88%, 10/27/2017	299,000	299,307
Pernod Ricard SA
2.95%, 01/15/2017 (B)	354,000	356,411

		1,062,167

Biotechnology - 0.2%
Celgene Corp.
2.13%, 08/15/2018	331,000	335,806

Capital Markets - 3.7%
Credit Suisse Group AG
7.50% (A), 12/11/2023 (B) (E)	2,200,000	2,277,000
Credit Suisse Group Funding Guernsey, Ltd.
2.97% (A), 04/16/2021 (B)	500,000	509,087
Goldman Sachs Group, Inc.
1.75% (A), 04/25/2019	250,000	251,245
5.25%, 07/27/2021	267,000	303,389
Morgan Stanley
5.00%, 11/24/2025	289,000	321,198
UBS AG
7.63%, 08/17/2022	1,300,000	1,511,250
UBS Group Funding Jersey, Ltd.
3.00%, 04/15/2021 (B)	500,000	514,672

		5,687,841

Chemicals - 1.0%
A. Schulman, Inc.
6.88%, 06/01/2023 (B)	196,000	198,940
Airgas, Inc.
3.05%, 08/01/2020	106,000	110,225
Ecolab, Inc.
1.45%, 12/08/2017	419,000	420,057
Praxair, Inc.
2.25%, 09/24/2020	299,000	309,092
RPM International, Inc.
5.25%, 06/01/2045	315,000	337,171
Tronox Finance LLC
7.50%, 03/15/2022 (B)	89,000	70,644
Unifrax I LLC / Unifrax Holding Co.
7.50%, 02/15/2019 (B)	80,000	71,800

		1,517,929

Commercial Services & Supplies - 0.8%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.25%, 03/15/2025 (B)	136,000	128,180
Cimpress NV
7.00%, 04/01/2022 (B)	230,000	234,600
Clean Harbors, Inc.
5.13%, 06/01/2021	154,000	157,272
Gates Global LLC / Gates Global Co.
6.00%, 07/15/2022 (B)	250,000	227,500

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Herc Rentals, Inc.
7.50%, 06/01/2022 (B)	$ 53,000	$ 53,663
Quad / Graphics, Inc.
7.00%, 05/01/2022	307,000	290,115
Republic Services, Inc.
2.90%, 07/01/2026	85,000	87,236

		1,178,566

Communications Equipment - 0.4%
Harris Corp.
2.70%, 04/27/2020	383,000	392,104
4.85%, 04/27/2035	140,000	156,424

		548,528

Construction & Engineering - 0.4%
Great Lakes Dredge & Dock Corp.
7.38%, 02/01/2019	319,000	309,430
K Hovnanian Enterprises, Inc.
7.25%, 10/15/2020 (B)	90,000	82,125
Weekley Homes LLC / Weekley Finance Corp.
6.00%, 02/01/2023	330,000	303,600

		695,155

Consumer Finance - 1.2%
Ally Financial, Inc.
5.75%, 11/20/2025	357,000	371,726
Altice Financing SA
7.50%, 05/15/2026 (B)	390,000	393,900
Enova International, Inc.
9.75%, 06/01/2021	360,000	302,400
Navient Corp.
5.63%, 08/01/2033, MTN	290,000	225,475
Synchrony Financial
2.60%, 01/15/2019	500,000	506,428

		1,799,929

Containers & Packaging - 0.5%
Amcor Finance USA, Inc.
3.63%, 04/28/2026 (B)	110,000	115,052
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	160,000	178,000
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/2025 (B)	299,000	309,839
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (B)	173,000	178,406

		781,297

Diversified Financial Services - 0.9%
Credit Acceptance Corp.
7.38%, 03/15/2023	310,000	310,000
Fly Leasing, Ltd.
6.38%, 10/15/2021	299,000	298,252
National Rural Utilities Cooperative Finance Corp.
1.10%, 01/27/2017	239,000	239,409
2.30%, 11/01/2020	77,000	79,779
Quicken Loans, Inc.
5.75%, 05/01/2025 (B)	430,000	426,237

		1,353,677

Diversified Telecommunication Services - 2.1%
AT&T, Inc.
5.80%, 02/15/2019	362,000	400,510

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
CenturyLink, Inc.
5.63%, 04/01/2025	$ 68,000	$ 64,456
7.50%, 04/01/2024 (D)	205,000	218,837
Cogent Communications Group, Inc.
5.38%, 03/01/2022 (B)	270,000	276,750
Frontier Communications Corp.
11.00%, 09/15/2025	460,000	491,050
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	255,000	272,850
Inmarsat Finance PLC
4.88%, 05/15/2022 (B)	235,000	218,503
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (D)	260,000	194,350
SFR Group SA
7.38%, 05/01/2026 (B)	400,000	399,500
Verizon Communications, Inc.
4.86%, 08/21/2046	463,000	519,685
Zayo Group LLC / Zayo Capital, Inc.
6.38%, 05/15/2025	190,000	198,787

		3,255,278

Electric Utilities - 0.7%
Exelon Corp.
2.85%, 06/15/2020	594,000	617,271
Southern Power Co.
1.85%, 12/01/2017	239,000	240,891
Talen Energy Supply LLC
4.63%, 07/15/2019 (B)	225,000	213,187

		1,071,349

Electrical Equipment - 0.3%
EnerSys
5.00%, 04/30/2023 (B)	300,000	298,500
General Cable Corp.
5.75%, 10/01/2022	155,000	145,700

		444,200

Energy Equipment & Services - 1.1%
Bristow Group, Inc.
6.25%, 10/15/2022	300,000	213,000
Forum Energy Technologies, Inc.
6.25%, 10/01/2021	117,000	109,103
Genesis Energy, LP / Genesis Energy Finance Corp.
5.63%, 06/15/2024	365,000	348,575
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.00%, 10/01/2022	260,000	273,874
Sabine Pass Liquefaction LLC
6.25%, 03/15/2022	300,000	313,875
SESI LLC
7.13%, 12/15/2021	160,000	155,200
TerraForm Power Operating LLC
5.88%, 02/01/2023 (B)	280,000	281,050

		1,694,677

Food & Staples Retailing - 0.4%
Albertsons Cos. LLC / Safeway, Inc.
6.63%, 06/15/2024 (B)	129,000	137,063
Walgreens Boots Alliance, Inc.
2.60%, 06/01/2021	470,000	481,538

		618,601

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.4%
JBS USA LLC / JBS USA Finance, Inc.
5.88%, 07/15/2024 (B)	$ 165,000	$ 164,175
Post Holdings, Inc.
5.00%, 08/15/2026 (B) (F)	150,000	149,531
Tyson Foods, Inc.
2.65%, 08/15/2019	368,000	378,106

		691,812

Health Care Providers & Services - 0.7%
DaVita HealthCare Partners, Inc.
5.13%, 07/15/2024	115,000	118,713
HCA, Inc.
5.25%, 06/15/2026	187,000	198,220
IASIS Healthcare LLC / IASIS Capital Corp.
8.38%, 05/15/2019	374,000	359,040
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 05/01/2023 (B)	400,000	416,496

		1,092,469

Hotels, Restaurants & Leisure - 1.2%
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope
8.00%, 10/01/2020	180,000	181,800
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc.
9.38%, 05/01/2022	34,000	33,745
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 07/01/2019 (B)	220,000	227,700
Golden Nugget Escrow, Inc.
8.50%, 12/01/2021 (B)	210,000	217,875
Interval Acquisition Corp.
5.63%, 04/15/2023	265,000	272,950
Landry’s, Inc.
9.38%, 05/01/2020 (B)	34,000	35,785
PF Chang’s China Bistro, Inc.
10.25%, 06/30/2020 (B)	247,000	232,180
Royal Caribbean Cruises, Ltd.
5.25%, 11/15/2022	336,000	361,200
Scientific Games International, Inc.
10.00%, 12/01/2022	320,000	284,400

		1,847,635

Household Durables - 0.3%
Newell Brands, Inc.
3.85%, 04/01/2023	380,000	406,098
Tempur Sealy International, Inc.
5.50%, 06/15/2026 (B)	139,000	140,651

		546,749

Independent Power & Renewable Electricity Producers - 0.4%
AES Corp.
5.50%, 03/15/2024	250,000	258,437
Dynegy, Inc.
7.38%, 11/01/2022	245,000	240,100
NRG Energy, Inc.
6.25%, 07/15/2022	200,000	201,000

		699,537

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates - 0.2%
Danaher Corp.
1.65%, 09/15/2018	$ 137,000	$ 138,791
Opal Acquisition, Inc.
8.88%, 12/15/2021 (B)	250,000	202,500

		341,291

Insurance - 0.6%
American International Group, Inc.
3.30%, 03/01/2021	510,000	534,751
Pricoa Global Funding I
1.35%, 08/18/2017 (B) (D)	175,000	175,312
XLIT, Ltd.
4.45%, 03/31/2025	238,000	241,397

		951,460

Internet Software & Services - 0.4%
NetFlix, Inc.
5.88%, 02/15/2025	265,000	283,550
Rackspace Hosting, Inc.
6.50%, 01/15/2024 (B)	295,000	304,587

		588,137

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	668,000	682,957

Machinery - 0.1%
ATS Automation Tooling Systems, Inc.
6.50%, 06/15/2023 (B)	200,000	204,000

Media - 1.6%
Altice Luxembourg SA
7.75%, 05/15/2022 (B)	300,000	304,320
Block Communications, Inc.
7.25%, 02/01/2020 (B)	169,000	171,535
Cable One, Inc.
5.75%, 06/15/2022 (B)	165,000	172,425
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75%, 02/15/2026 (B)	200,000	211,000
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020 (B)	178,000	187,397
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	225,000	223,875
DISH DBS Corp.
7.75%, 07/01/2026 (B)	192,000	199,080
Emerald Expositions Holding, Inc.
9.00%, 06/15/2021 (B)	330,000	339,075
Lee Enterprises, Inc.
9.50%, 03/15/2022 (B)	180,000	181,800
McClatchy Co.
9.00%, 12/15/2022 (D)	149,000	151,980
Omnicom Group, Inc.
3.60%, 04/15/2026	125,000	133,173
Sirius XM Radio, Inc.
5.38%, 04/15/2025 (B)	185,000	190,030

		2,465,690

Metals & Mining - 1.3%
AK Steel Corp.
7.50%, 07/15/2023	175,000	184,625
ArcelorMittal
7.25%, 02/25/2022 (D)	345,000	377,775

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
First Quantum Minerals, Ltd.
7.25%, 05/15/2022 (B)	$ 400,000	$ 353,000
FMG Resources Pty, Ltd.
9.75%, 03/01/2022 (B)	300,000	336,000
Goldcorp, Inc.
3.63%, 06/09/2021	177,000	185,303
Kaiser Aluminum Corp.
5.88%, 05/15/2024 (B)	105,000	110,250
Novelis, Inc.
8.75%, 12/15/2020	225,000	234,562
U.S. Steel Corp.
8.38%, 07/01/2021 (B)	189,000	206,246

		1,987,761

Multiline Retail - 0.1%
Conn’s, Inc.
7.25%, 07/15/2022	255,000	185,767

Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp.
6.45%, 09/15/2036	172,000	192,156
Baytex Energy Corp.
5.63%, 06/01/2024 (B)	160,000	126,400
Carrizo Oil & Gas, Inc.
6.25%, 04/15/2023 (D)	182,000	172,445
Columbia Pipeline Group, Inc.
2.45%, 06/01/2018	595,000	599,386
Denbury Resources, Inc.
5.50%, 05/01/2022	164,000	104,140
9.00%, 05/15/2021 (B)	200,000	200,000
Energy Transfer Equity, LP
7.50%, 10/15/2020	295,000	317,862
Exxon Mobil Corp.
1.71%, 03/01/2019	200,000	203,164
Hilcorp Energy I, LP / Hilcorp Finance Co.
5.00%, 12/01/2024 (B)	275,000	255,750
Holly Energy Partners, LP / Holly Energy Finance Corp.
6.00%, 08/01/2024 (B)	127,000	128,588
Laredo Petroleum, Inc.
7.38%, 05/01/2022 (D)	231,000	224,647
MEG Energy Corp.
6.38%, 01/30/2023 (B)	270,000	190,350
Murphy Oil USA, Inc.
6.00%, 08/15/2023	200,000	210,500
Newfield Exploration Co.
5.38%, 01/01/2026	225,000	214,875
Noble Energy, Inc.
3.90%, 11/15/2024	248,000	253,838
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, 11/15/2023 (B)	180,000	171,900
Rose Rock Midstream, LP / Rose Rock Finance Corp.
5.63%, 07/15/2022	190,000	170,525
Sanchez Energy Corp.
6.13%, 01/15/2023	229,000	154,003
SM Energy Co.
5.63%, 06/01/2025	250,000	207,500
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp.
7.38%, 02/01/2020	325,000	276,250
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
6.13%, 10/15/2021	315,000	327,631

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2016 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Western Gas Partners, LP
4.65%, 07/01/2026	$ 330,000	$ 333,685
WPX Energy, Inc.
7.50%, 08/01/2020	225,000	221,625

		5,257,220

Paper & Forest Products - 0.6%
Clearwater Paper Corp.
4.50%, 02/01/2023	190,000	185,725
Georgia-Pacific LLC
3.60%, 03/01/2025 (B)	486,000	524,062
P.H. Glatfelter Co.
5.38%, 10/15/2020	180,000	180,900

		890,687

Pharmaceuticals - 0.3%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	265,000	270,809
4.10%, 10/01/2046	120,000	123,563

		394,372

Professional Services - 0.4%
Harland Clarke Holdings Corp.
6.88%, 03/01/2020 (B)	425,000	408,531
Total System Services, Inc.
3.80%, 04/01/2021	160,000	169,780

		578,311

Real Estate Investment Trusts - 0.6%
CTR Partnership, LP / CareTrust Capital Corp.
5.88%, 06/01/2021	281,000	288,025
DuPont Fabros Technology, LP
5.63%, 06/15/2023	200,000	209,250
iStar, Inc.
6.50%, 07/01/2021	275,000	273,281
Omega Healthcare Investors, Inc.
5.25%, 01/15/2026	216,000	228,776

		999,332

Real Estate Management & Development - 0.6%
Greystar Real Estate Partners LLC
8.25%, 12/01/2022 (B)	400,000	424,752
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	225,000	227,250
Mattamy Group Corp.
6.50%, 11/15/2020 (B)	320,000	316,400

		968,402

Road & Rail - 0.2%
Canadian National Railway Co.
1.45%, 12/15/2016	250,000	250,506

Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.
6.38%, 10/01/2022	60,000	60,815
Micron Technology, Inc.
5.63%, 01/15/2026 (B)	190,000	168,625

		229,440

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.3%
Broadridge Financial Solutions, Inc.
3.40%, 06/27/2026	$ 265,000	$ 272,885
Cengage Learning, Inc.
9.50%, 06/15/2024 (B)	181,000	189,371

		462,256

Specialty Retail - 0.2%
Advance Auto Parts, Inc.
5.75%, 05/01/2020	137,000	152,889
GameStop Corp.
5.50%, 10/01/2019 (B)	200,000	203,000

		355,889

Technology Hardware, Storage & Peripherals - 0.7%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
3.48%, 06/01/2019 (B)	230,000	236,584
6.02%, 06/15/2026 (B)	170,000	182,124
7.13%, 06/15/2024 (B)	175,000	188,295
Diebold, Inc.
8.50%, 04/15/2024 (B)	349,000	349,436
Western Digital Corp.
10.50%, 04/01/2024 (B)	170,000	191,462

		1,147,901

Textiles, Apparel & Luxury Goods - 0.0% (G)
Under Armour, Inc.
3.25%, 06/15/2026	60,000	61,082

Transportation Infrastructure - 0.4%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.88%, 07/17/2018 (B)	596,000	606,100

Wireless Telecommunication Services - 0.6%
Sprint Communications, Inc.
9.00%, 11/15/2018 (B)	185,000	200,494
Sprint Corp.
7.25%, 09/15/2021	422,000	393,781
7.63%, 02/15/2025	98,000	87,465
T-Mobile USA, Inc.
6.54%, 04/28/2020	190,000	196,175

		877,915

Total Corporate Debt Securities (Cost $71,048,649)		72,605,375

FOREIGN GOVERNMENT OBLIGATIONS - 4.4%
Mexico - 4.4%
Mexico Government International Bond
3.63%, 03/15/2022	2,430,000	2,566,080
4.00%, 10/02/2023	600,000	645,600
8.13%, 12/30/2019	1,200,000	1,465,500
4.75%, 03/08/2044, MTN	2,000,000	2,140,000

Total Foreign Government Obligations (Cost $6,687,147)		6,817,180

LOAN ASSIGNMENTS - 17.6%
Aerospace & Defense - 0.4%
Alion Science and Technology Corp.
Term Loan B,
5.50% (A), 08/19/2021	196,819	189,438

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2016 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Aerospace & Defense (continued)
Silver II US Holdings LLC
Term Loan,
4.00% (A), 12/13/2019	$ 312,998	$ 289,653
Vencore, Inc.
2nd Lien Term Loan,
9.75% (A), 05/23/2020	151,500	150,364

		629,455

Airlines - 0.2%
American Airlines, Inc.
Term Loan B,
3.50% (A), 04/28/2023	136,438	135,898
US Airways Group, Inc.
Term Loan B1,
3.50% (A), 05/23/2019	244,950	244,687

		380,585

Auto Components - 0.2%
Federal-Mogul Holdings Corp.
Term Loan C,
4.75% (A), 04/15/2021	365,554	343,621

Building Products - 0.2%
C.H.I. Overhead Doors, Inc.
1st Lien Term Loan,
4.75% (A), 07/29/2022	111,831	111,552
Stardust Finance Holdings, Inc.
Senior Lien Term Loan,
6.50% (A), 03/13/2022	172,940	171,859

		283,411

Capital Markets - 0.1%
LPL Holdings, Inc.
Term Loan B,
4.75% (A), 11/20/2022	156,096	156,486

Chemicals - 0.7%
A. Schulman, Inc.
Term Loan B,
4.00% (A), 06/01/2022	20,526	20,564
Chemours Co.
Term Loan B,
3.75% (A), 05/12/2022	429,299	416,152
Gruden Acquisition, Inc.
1st Lien Term Loan,
5.75% (A), 08/18/2022	129,259	115,256
MacDermid, Inc.
1st Lien Term Loan,
5.50% (A), 06/07/2020	393,639	392,901
Trinseo Materials Operating S.C.A.
Term Loan B,
4.25% (A), 11/05/2021	171,880	172,008

		1,116,881

Commercial Services & Supplies - 1.3%
Allied Security Holdings LLC
1st Lien Term Loan,
4.25% (A), 02/12/2021	493,995	493,378
2nd Lien Term Loan,
8.00% (A), 08/13/2021	250,000	249,610
Asurion LLC
Term Loan B1,
5.00% (A), 05/24/2019	235,679	235,561
Term Loan B4,
5.00% (A), 08/04/2022	89,465	89,577

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Cast and Crew Payroll LLC
Term Loan B,
4.75% (A), 08/12/2022	$ 207,130	$ 205,059
Harland Clarke Holdings Corp.
Term Loan B5,
7.00% (A), 12/31/2019	258,974	252,068
Prime Security Services Borrower LLC
1st Lien Term Loan,
4.75% (A), 07/01/2021	420,294	423,446

		1,948,699

Construction & Engineering - 0.3%
STS Operating, Inc.
Term Loan,
4.75% (A), 02/12/2021	331,384	294,932
USIC Holdings, Inc.
1st Lien Term Loan,
4.00% (A), 07/10/2020	243,519	239,866

		534,798

Consumer Finance - 0.2%
FGI Operating Co. LLC
Term Loan,
5.50% (A), 04/19/2019	343,600	292,490

Containers & Packaging - 0.3%
FPC Holdings, Inc.
1st Lien Term Loan,
5.25% (A), 11/19/2019	492,350	412,343
Prolampac Intermediate, Inc.
1st Lien Term Loan,
5.75% (A), 08/18/2022	79,174	78,284

		490,627

Distributors - 0.2%
American Tire Distributors Holdings, Inc.
Term Loan,
5.25% (A), 09/01/2021	249,369	244,304

Diversified Financial Services - 0.1%
AlixPartners LLP
Term Loan B,
4.50% (A), 07/28/2022	146,386	146,447

Diversified Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA
Term Loan B2,
3.75% (A), 06/30/2019	250,000	237,031
Numericable U.S. LLC
Term Loan B7,
5.00% (A), 01/15/2024	49,017	48,972

		286,003

Electric Utilities - 0.3%
Astoria Energy LLC
Term Loan B,
5.00% (A), 12/24/2021	192,978	184,535
Sandy Creek Energy Associates, LP
Term Loan B,
5.00% (A), 11/08/2020	366,558	301,494

		486,029

Electronic Equipment, Instruments & Components - 0.1%
Excelitas Technologies Corp.
1st Lien Term Loan,
6.00% (A), 10/31/2020	244,911	229,298

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2016 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Energy Equipment & Services - 0.2%
Entergy Rhode Island State Energy, LP
Term Loan B,
5.75% (A), 12/17/2022	$ 277,352	$ 267,645

Food & Staples Retailing - 0.1%
Albertson’s LLC
Term Loan B5,
4.75% (A), 12/21/2022	198,705	199,543
Term Loan B6,
4.75% (A), 06/22/2023	25,727	25,848

		225,391

Food Products - 0.1%
Constantia Flexibles Group GmbH
Term Loan B1,
4.75% (A), 04/30/2022	17,972	17,927
Term Loan B2,
4.75% (A), 04/30/2022	92,289	92,059
Crossmark Holdings, Inc.
1st Lien Term Loan,
4.50% (A), 12/20/2019	24,935	16,831

		126,817

Gas Utilities - 0.3%
Empire Generating Co. LLC
Term Loan B,
5.25% (A), 03/14/2021	472,438	401,572
Term Loan C,
5.25% (A), 03/14/2021	37,582	31,945

		433,517

Health Care Providers & Services - 1.0%
Air Medical Group Holdings, Inc.
Term Loan B,
4.25% (A), 04/28/2022	268,130	262,767
Community Health Systems, Inc.
Term Loan G,
3.75% (A), 12/31/2019	249,370	245,100
Envision Healthcare Corp.
Term Loan,
4.25% (A), 05/25/2018	242,910	243,062
ExamWorks Group, Inc.
Term Loan,
TBD, 06/08/2023 (F) (H)	11,130	11,139
HC Group Holdings III, Inc.
Term Loan B,
6.00% (A), 04/07/2022	36,674	36,644
MPH Acquisition Holdings LLC
Term Loan B,
5.00% (A), 06/07/2023	211,544	213,395
Ortho-Clinical Diagnostics, Inc.
Term Loan B,
4.75% (A), 06/30/2021	437,406	422,971
Sterigenics-Nordion Holdings LLC
Term Loan B,
4.25% (A), 05/15/2022	98,297	97,928

		1,533,006

Hotels, Restaurants & Leisure - 1.0%
Affinity Gaming LLC
Term Loan,
5.00% (A), 07/01/2023	132,013	131,903

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment Resort Properties LLC
Term Loan B,
7.00% (A), 10/11/2020	$ 166,184	$ 162,341
Mohegan Tribal Gaming Authority
Term Loan B,
5.50% (A), 06/15/2018	316,572	315,781
Scientific Games International, Inc.
Term Loan B1,
6.00% (A), 10/18/2020	249,361	249,049
SeaWorld Parks & Entertainment, Inc.
Term Loan B3,
4.00% (A), 05/14/2020	176,290	176,345
Station Casinos LLC
Term Loan B,
3.75% (A), 06/08/2023	88,496	88,348
TGI Friday’s, Inc.
1st Lien Term Loan,
5.25% (A), 07/15/2020	403,345	402,337

		1,526,104

Household Durables - 0.2%
LTI Holdings, Inc.
1st Lien Term Loan,
5.25% (A), 04/16/2022	249,370	244,695

Independent Power & Renewable Electricity Producers - 0.6%
Dynegy, Inc.
Escrow,
TBD, 06/27/2023 (F) (H)	175,510	175,291
Exgen Texas Power LLC
Term Loan B,
5.75% (A), 09/16/2021	434,828	345,145
Longview Power LLC
Term Loan B,
7.00% (A), 04/13/2021	217,000	193,130
Munters Corp.
Term Loan,
6.25% (A), 05/05/2021	192,400	190,235

		903,801

Industrial Conglomerates - 0.6%
Gates Global, Inc.
Term Loan B,
4.25% (A), 07/06/2021	379,883	371,811
Opal Acquisition, Inc.
Term Loan B,
5.00% (A), 11/27/2020	457,276	412,692
Osmose Holdings, Inc.
1st Lien Term Loan B,
4.75% (A), 08/21/2022	134,137	132,572

		917,075

Insurance - 0.3%
Alliant Holdings I, Inc.
Term Loan B,
4.50% (A), 08/12/2022	145,731	144,664
Cunningham Lindsey U.S., Inc.
1st Lien Term Loan,
5.00% (A), 12/10/2019	244,492	196,205
Hyperion Insurance Group, Ltd.
Term Loan B,
5.50% (A), 04/29/2022	193,703	185,955

		526,824

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2016 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Internet Software & Services - 0.1%
Abacus Innovations Corp.
Term Loan B,
TBD, 01/26/2023 (F) (H)	$ 109,632	$ 109,769

IT Services - 0.6%
CompuCom Systems, Inc.
Refinance Term Loan B,
4.25% (A), 05/09/2020	413,164	286,116
MoneyGram International, Inc.
Term Loan B,
4.25% (A), 03/27/2020	487,245	460,446
USAGM HoldCo LLC
Term Loan,
4.75% (A), 07/28/2022	198,166	193,955
WEX Inc.
Term Loan B,
4.25% (A), 07/01/2023	43,309	43,580

		984,097

Machinery - 0.7%
Ameriforge Group, Inc.
1st Lien Term Loan,
5.00% (A), 12/19/2019	171,974	101,178
Crosby US Acquisition Corp.
1st Lien Term Loan,
4.00% (A), 11/23/2020	343,671	279,662
Dynacast International LLC
Term Loan B,
4.50% (A), 01/28/2022	183,284	183,399
Navistar International Corp.
Term Loan B,
6.50% (A), 08/07/2020	236,944	223,024
Paladin Brands Holding, Inc.
Term Loan B,
7.25% (A), 08/16/2019	300,182	261,158

		1,048,421

Media - 1.3%
Acosta Holdco, Inc.
Term Loan,
4.25% (A), 09/26/2021	339,166	332,171
Checkout Holding Corp.
1st Lien Term Loan,
4.50% (A), 04/09/2021	315,554	270,325
Cumulus Media Holdings, Inc.
Term Loan,
4.25% (A), 12/23/2020	350,000	246,750
Delta 2 SARL
Term Loan B3,
4.75% (A), 07/30/2021	325,000	321,587
Sesac Holdco II LLC
1st Lien Term Loan,
5.25% (A), 02/08/2019	228,188	227,618
Townsquare Media, Inc.
Term Loan B,
4.25% (A), 04/01/2022	48,904	48,700
Tribune Publishing Co.
Term Loan,
5.75% (A), 07/07/2021	314,276	309,561

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Univision Communications, Inc.
Term Loan C4,
4.00% (A), 03/01/2020	$ 117,793	$ 117,683
Wenner Media LLC
Term Loan,
6.00% (A), 05/19/2019	192,813	154,251

		2,028,646

Metals & Mining - 0.4%
Novelis, Inc.
Term Loan B,
4.00% (A), 06/02/2022	347,341	346,559
WP CPP Holdings LLC
Term Loan B3,
4.50% (A), 12/28/2019	249,529	240,796

		587,355

Multiline Retail - 0.2%
Neiman Marcus Group, Inc.
Term Loan,
4.25% (A), 10/25/2020	289,295	271,792

Oil, Gas & Consumable Fuels - 0.9%
Energy Transfer Equity, LP
Term Loan,
4.00% (A), 12/02/2019	250,000	244,219
Jonah Energy LLC
2nd Lien Term Loan,
7.50% (A), 05/12/2021	275,000	242,000
MEG Energy Corp.
Refinance Term Loan,
3.75% (A), 03/31/2020	339,725	310,140
MWI Holdings, Inc.
Term Loan,
6.50% (A), 06/23/2020	219,853	219,304
Samchully Midstream 3 LLC
Term Loan B,
5.75% (A), 10/20/2021	179,098	162,084
Southcross Energy Partners, LP
1st Lien Term Loan,
5.25% (A), 08/04/2021	243,703	201,461

		1,379,208

Personal Products - 0.0% (G)
NBTY, Inc.
Term Loan B,
5.00% (A), 05/05/2023	54,390	53,931

Pharmaceuticals - 0.5%
Alvogen Pharma US, Inc.
Term Loan,
6.00% (A), 04/02/2022	72,103	72,103
DPx Holdings BV
Term Loan,
4.25% (A), 03/11/2021	343,703	341,383
Valeant Pharmaceuticals International, Inc.
Term Loan B F1,
5.00% (A), 04/01/2022	364,306	361,072

		774,558

Professional Services - 0.7%
Advantage Sales & Marketing, Inc.
1st Lien Term Loan,
4.25% (A), 07/23/2021	343,719	341,742
2nd Lien Term Loan,
7.50% (A), 07/25/2022	125,000	116,641

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2016 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Professional Services (continued)
IBC Capital, Ltd.
1st Lien Term Loan,
4.75% (A), 09/09/2021	$ 293,750	$ 284,448
USAGM HoldCo LLC
Delayed Draw Term Loan,
TBD, 07/28/2022 (F) (H)	58,276	58,021
Term Loan,
TBD, 07/28/2022 (F) (H)	293,712	292,519

		1,093,371

Real Estate Investment Trusts - 0.1%
Caesars Growth Properties Holdings LLC
Term Loan,
6.25% (A), 05/08/2021	243,703	229,893

Semiconductors & Semiconductor Equipment - 0.4%
Ardent Legacy Acquisitions, Inc.
Term Loan B,
6.50% (A), 08/04/2021	269,701	269,701
Avago Technologies Cayman, Ltd.
Term Loan B1,
4.25% (A), 02/01/2023	242,485	242,856
MKS Instruments, Inc.
Term Loan B,
4.25% (A), 05/01/2023	105,552	106,212

		618,769

Software - 1.7%
Applied Systems, Inc.
1st Lien Term Loan,
4.00% (A), 01/25/2021	174,660	174,733
2nd Lien Term Loan,
7.50% (A), 01/24/2022	197,269	197,434
Blackboard, Inc.
Term Loan B3,
4.75% (A), 10/04/2018	415,602	403,523
BMC Software Finance, Inc.
Term Loan,
5.00% (A), 09/10/2020	389,576	356,754
Cengage Learning Acquisitions, Inc.
Term Loan B,
5.25% (A), 06/07/2023	196,479	195,865
Epicor Software Corp.
1st Lien Term Loan,
4.75% (A), 06/01/2022	315,893	312,668
Houghton Mifflin Harcourt Publishing Co.
Term Loan B,
4.00% (A), 05/31/2021	289,455	286,742
Informatica Corp.
Term Loan,
4.50% (A), 08/05/2022	52,569	51,733
RP Crown Parent LLC
Term Loan,
6.00% (A), 12/21/2018	415,506	402,418
Vertafore, Inc.
1st Lien Term Loan,
4.75% (A), 06/30/2023	212,766	212,918

		2,594,788

Specialty Retail - 0.1%
Bass Pro Group LLC
Term Loan,
4.00% (A), 06/05/2020	117,910	117,321

	Principal	Value
LOAN ASSIGNMENTS (continued)
Technology Hardware, Storage & Peripherals - 0.2%
Diebold, Inc.
Term Loan,
5.25% (A), 11/06/2023	$ 282,592	$ 282,592

Trading Companies & Distributors - 0.5%
BakerCorp International, Inc.
Term Loan,
4.25% (A), 02/07/2020	416,316	374,684
Neff Rental LLC
2nd Lien Term Loan,
7.25% (A), 06/09/2021	248,252	243,287
Univar, Inc.
Term Loan,
4.25% (A), 07/01/2022	193,612	193,225

		811,196

Total Loan Assignments (Cost $28,382,838)		27,259,716

U.S. GOVERNMENT OBLIGATIONS - 0.2%
U.S. Treasury Note
0.75%, 01/31/2018 (D)	1,000	1,002
1.63%, 05/15/2026 (D)	200,000	202,992

Total U.S. Government Obligations (Cost $196,938)		203,994

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 5.7%
U.S. Treasury Bill
0.23% (I), 08/25/2016 (J)	6,000	5,999
0.25% (I), 09/29/2016 (J)	10,000	9,996
0.26% (I), 09/29/2016 (J)	8,500,000	8,496,685
0.28% (I), 09/22/2016 (J)	250,000	249,918
0.31% (I), 10/20/2016 (J)	56,000	55,968

Total Short-Term U.S. Government Obligations (Cost $8,818,180)		8,818,566

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (I)	9,119,235	9,119,235

Total Securities Lending Collateral (Cost $9,119,235)		9,119,235

	Principal	Value
REPURCHASE AGREEMENT - 9.0%
State Street Bank & Trust Co. 0.03% (I), dated 07/29/2016, to be repurchased at $13,933,184 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.88%, due 06/30/2020, and with a value of $14,277,870.	$ 13,993,149	13,993,149

Total Repurchase Agreement (Cost $13,993,149)		13,993,149

Total Investments (Cost $158,424,694) (K)		158,559,274
Net Other Assets (Liabilities) - (2.3)%		(3,489,708)

Net Assets - 100.0%		$ 155,069,566

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2016 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Short	(236)	09/21/2016	$—	$(709,928)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$19,742,059	$—	$19,742,059
Corporate Debt Securities	—	72,605,375	—	72,605,375
Foreign Government Obligations	—	6,817,180	—	6,817,180
Loan Assignments	—	27,259,716	—	27,259,716
U.S. Government Obligations	—	203,994	—	203,994
Short-Term U.S. Government Obligations	—	8,818,566	—	8,818,566
Securities Lending Collateral	9,119,235	—	—	9,119,235
Repurchase Agreement	—	13,993,149	—	13,993,149

Total Investments	$9,119,235	$149,440,039	$—	$158,559,274

LIABILITIES
Other Financial Instruments
Futures Contracts (M)	$(709,928)	$—	$—	$(709,928)

Total Other Financial Instruments	$(709,928)	$—	$—	$(709,928)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2016.
(B)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the total value of 144A securities is $39,271,182, representing 25.3% of the Fund’s net assets.

(C)	Illiquid securities. At July 31, 2016, total value of illiquid securities is $4,495,563, representing 2.9% of the Fund’s net assets.
(D)

All or a portion of the securities are on loan. The total value of all securities on loan is $8,928,926. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after July 31, 2016.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	All or a portion of the security represents unsettled loan commitments at July 31, 2016 where the rate will be determined at time of settlement.
(I)	Rates disclosed reflect the yields at July 31, 2016.
(J)

All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $321,881.

(K)

Aggregate cost for federal income tax purposes is $158,424,694. Aggregate gross unrealized appreciation and depreciation for all securities is $2,564,127 and $2,429,547, respectively. Net unrealized appreciation for tax purposes is $134,580.

(L)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2016 Form N-Q

Transamerica US Growth

SCHEDULE OF INVESTMENTS

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	136,898	$ 15,925,344
TransDigm Group, Inc. (A) (B)	29,540	8,257,021

		24,182,365

Beverages - 2.3%
Molson Coors Brewing Co., Class B	98,707	10,083,907
Monster Beverage Corp. (A)	96,567	15,511,557

		25,595,464

Biotechnology - 3.3%
Alkermes PLC (A)	103,758	5,177,524
Biogen, Inc. (A)	18,024	5,225,699
Incyte Corp. (A)	119,019	10,736,704
Regeneron Pharmaceuticals, Inc., Class A (A)	36,367	15,460,339

		36,600,266

Building Products - 1.0%
Fortune Brands Home & Security, Inc.	186,290	11,786,568

Capital Markets - 1.4%
BlackRock, Inc., Class A	41,390	15,159,088

Chemicals - 2.2%
PPG Industries, Inc.	104,960	10,990,361
Sherwin-Williams Co.	44,449	13,322,699

		24,313,060

Consumer Finance - 0.4%
OneMain Holdings, Inc. (A) (B)	144,610	4,170,552

Containers & Packaging - 1.1%
Crown Holdings, Inc. (A)	228,800	12,119,536

Diversified Financial Services - 2.0%
Intercontinental Exchange, Inc.	37,980	10,034,316
S&P Global, Inc.	105,340	12,872,548

		22,906,864

Electrical Equipment - 0.6%
Eaton Corp. PLC	112,040	7,104,456

Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	169,720	8,117,708

Food & Staples Retailing - 4.1%
Costco Wholesale Corp.	132,929	22,228,387
CVS Health Corp.	142,993	13,258,311
Walgreens Boots Alliance, Inc.	138,170	10,949,973

		46,436,671

Food Products - 1.3%
Mondelez International, Inc., Class A	334,568	14,714,301

Health Care Equipment & Supplies - 0.9%
Medtronic PLC	119,670	10,486,682

Health Care Providers & Services - 4.9%
Aetna, Inc.	67,030	7,722,526
HCA Holdings, Inc. (A)	126,245	9,737,277

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
McKesson Corp.	67,717	$ 13,175,020
UnitedHealth Group, Inc.	170,240	24,378,368

		55,013,191

Health Care Technology - 1.2%
Cerner Corp. (A)	207,137	12,923,277

Hotels, Restaurants & Leisure - 3.0%
Hilton Worldwide Holdings, Inc. (B)	540,160	12,526,310
Starbucks Corp.	359,470	20,867,234

		33,393,544

Household Durables - 1.1%
Mohawk Industries, Inc. (A)	61,513	12,852,526

Household Products - 1.8%
Colgate-Palmolive Co.	270,030	20,098,333

Insurance - 1.2%
Marsh & McLennan Cos., Inc.	212,600	13,978,450

Internet & Catalog Retail - 3.8%
Amazon.com, Inc. (A)	56,090	42,561,653

Internet Software & Services - 9.3%
Alphabet, Inc., Class A (A)	48,134	38,090,360
Alphabet, Inc., Class C (A)	31,969	24,577,447
Facebook, Inc., Class A (A)	257,103	31,865,346
Zillow Group, Inc., Class A (A)	76,530	3,016,047
Zillow Group, Inc., Class C (A)	164,360	6,451,130

		104,000,330

IT Services - 8.0%
Accenture PLC, Class A	113,811	12,839,019
Alliance Data Systems Corp. (A)	28,750	6,659,075
Automatic Data Processing, Inc.	156,560	13,926,012
Cognizant Technology Solutions Corp., Class A (A)	223,262	12,835,332
Genpact, Ltd. (A)	294,853	7,893,215
Global Payments, Inc.	124,199	9,272,697
Jack Henry & Associates, Inc.	87,125	7,775,906
MasterCard, Inc., Class A	197,910	18,848,949

		90,050,205

Machinery - 3.4%
Illinois Tool Works, Inc., Class A	139,505	16,098,877
Middleby Corp. (A)	102,921	12,389,630
Snap-on, Inc.	60,090	9,444,345

		37,932,852

Media - 3.4%
Comcast Corp., Class A	393,774	26,481,301
Twenty-First Century Fox, Inc., Class A	450,801	12,009,339

		38,490,640

Multiline Retail - 1.2%
Dollar Tree, Inc. (A)	141,705	13,644,774

Personal Products - 1.4%
Estee Lauder Cos., Inc., Class A	168,614	15,664,241

Pharmaceuticals - 5.3%
Allergan PLC (A)	80,370	20,329,592
Bristol-Myers Squibb Co.	324,499	24,275,770
Merck & Co., Inc.	248,988	14,605,636

		59,210,998

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2016 Form N-Q

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 3.0%
Equifax, Inc.	88,920	$ 11,778,343
Nielsen Holdings PLC	219,741	11,835,251
Verisk Analytics, Inc., Class A (A)	118,200	10,080,096

		33,693,690

Road & Rail - 0.8%
JB Hunt Transport Services, Inc.	106,860	8,883,272

Semiconductors & Semiconductor Equipment - 1.6%
Broadcom, Ltd.	65,068	10,539,715
Skyworks Solutions, Inc. (B)	110,430	7,290,588

		17,830,303

Software - 6.8%
Adobe Systems, Inc. (A)	117,890	11,536,715
Electronic Arts, Inc. (A)	133,760	10,208,563
Microsoft Corp.	614,287	34,817,787
salesforce.com, Inc. (A)	141,398	11,566,357
ServiceNow, Inc. (A) (B)	113,207	8,481,469

		76,610,891

Specialty Retail - 6.6%
Advance Auto Parts, Inc.	89,802	15,253,768
Lowe’s Cos., Inc.	244,736	20,136,878
Michaels Cos., Inc. (A)	298,110	7,858,179
Ross Stores, Inc.	206,140	12,745,636
TJX Cos., Inc.	219,390	17,928,551

		73,923,012

Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	391,970	40,847,194

Textiles, Apparel & Luxury Goods - 1.9%
NIKE, Inc., Class B	375,180	20,822,490

Tobacco - 2.2%
Altria Group, Inc.	356,623	24,143,377

Total Common Stocks (Cost $839,207,269)		1,110,262,824

SECURITIES LENDING COLLATERAL - 1.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.48% (C)	11,332,809	11,332,809

Total Securities Lending Collateral (Cost $11,332,809)		11,332,809

Principal	Value
REPURCHASE AGREEMENT - 1.2%

State Street Bank & Trust Co. 0.03% (C), dated 07/29/2016, to be repurchased at $13,257,993 on 08/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 08/31/2020, and with a value of $13,525,200.

$ 13,257,960	$ 13,257,960

Total Repurchase Agreement (Cost $13,257,960)	13,257,960

Total Investments (Cost $863,798,038) (D)	1,134,853,593
Net Other Assets (Liabilities) - (1.2)%	(13,327,314)

Net Assets - 100.0%	$ 1,121,526,279

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2016 Form N-Q

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,110,262,824	$—	$—	$1,110,262,824
Securities Lending Collateral	11,332,809	—	—	11,332,809
Repurchase Agreement	—	13,257,960	—	13,257,960

Total Investments	$1,121,595,633	$13,257,960	$—	$1,134,853,593

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $11,090,978. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at July 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $863,798,038. Aggregate gross unrealized appreciation and depreciation for all securities is $289,670,925 and $18,615,370, respectively. Net unrealized appreciation for tax purposes is $271,055,555.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At July 31, 2016

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are a series of the Trust and are listed below.

Fund	Fund
ClearTrack 2015	Transamerica Government Money Market (A)
ClearTrack 2020	Transamerica Growth
ClearTrack 2025	Transamerica Growth Opportunities
ClearTrack 2030	Transamerica High Yield Bond
ClearTrack 2035	Transamerica High Yield Muni
ClearTrack 2040	Transamerica Income & Growth
ClearTrack 2045	Transamerica Inflation Opportunities
ClearTrack 2050	Transamerica Intermediate Bond
ClearTrack Retirement Income	Transamerica Intermediate Muni (B)
Transamerica Asset Allocation – Conservative Portfolio	Transamerica International Equity
Transamerica Asset Allocation – Growth Portfolio	Transamerica International Equity Opportunities
Transamerica Asset Allocation – Moderate Growth Portfolio	Transamerica International Small Cap
Transamerica Asset Allocation – Moderate Portfolio	Transamerica International Small Cap Value
Transamerica Bond	Transamerica Large Cap Value
Transamerica Capital Growth	Transamerica Long/Short Strategy
Transamerica Commodity Strategy	Transamerica Managed Futures Strategy
Transamerica Concentrated Growth	Transamerica Mid Cap Growth
Transamerica Core Bond	Transamerica Mid Cap Value
Transamerica Developing Markets Equity	Transamerica Mid Cap Value Opportunities
Transamerica Dividend Focused	Transamerica MLP & Energy Income
Transamerica Dynamic Allocation	Transamerica Multi-Cap Growth (C)
Transamerica Dynamic Income	Transamerica Multi-Managed Balanced
Transamerica Emerging Markets Debt	Transamerica Multi-Manager Alternative Strategies Portfolio
Transamerica Emerging Markets Equity	Transamerica Short-Term Bond
Transamerica Event Driven	Transamerica Small Cap Core
Transamerica Flexible Income (D)	Transamerica Small Cap Growth
Transamerica Floating Rate	Transamerica Small Cap Value
Transamerica Global Bond	Transamerica Small/Mid Cap Value
Transamerica Global Equity	Transamerica Strategic High Income
Transamerica Global Long/Short Equity (E)	Transamerica Total Return
Transamerica Global Multifactor Macro	Transamerica Unconstrained Bond
Transamerica Global Real Estate Securities	Transamerica US Growth

(A)	Formerly, Transamerica Money Market. The Fund transitioned from a “prime” money market fund to a “government” money market fund on May 1, 2016.
(B)	Formerly, Transamerica Enhanced Muni.
(C)	Formerly, Transamerica Growth Opportunities.
(D)	Transamerica Income Shares, Inc. merged into Transamerica Flexible Income on December 4, 2015.
(E)	Fund commenced operations on November 30, 2015.

Transamerica Commodity Strategy, Transamerica Emerging Markets Debt, Transamerica Event Driven, Transamerica Global Multifactor Macro, Transamerica Global Real Estate Securities, Transamerica High Yield Muni, Transamerica Managed Futures Strategy, and Transamerica MLP & Energy Income are “non-diversified” Funds, as defined under the 1940 Act.

Transamerica Funds	Page 1	July 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Funds’ investments, at July 31, 2016, is disclosed in the Security Valuation section of each Fund’s Schedule of Investments or Consolidated Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Funds	Page 2	July 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the Net Asset Value (“NAV”) of the underlying funds. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs generally are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate and convertible bonds: The fair value of corporate and convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate and convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3	July 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Rights and warrants: Rights and warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights or warrants are priced at zero. Rights or warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Funds, with the exception of Transamerica Government Money Market, normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Government Money Market values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Funds’ Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Each Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Funds held no unsecured loan participations at July 31, 2016. Open secured loan participations and assignments at July 31, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

Transamerica Funds	Page 4	July 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

PIKs held at July 31, 2016, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at July 31, 2016, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Restricted and illiquid securities: The Funds may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at July 31, 2016, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at July 31, 2016, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Funds may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at July 31, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

When-issued, delayed-delivery, and forward commitment transactions: The Funds may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Funds will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed-delivery basis, the Funds do not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at July 31, 2016, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Transamerica Funds	Page 5	July 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street Bank and Trust Company (“State Street”) serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at July 31, 2016, if any, are shown on a gross basis in the Schedule of Investments or Consolidated Schedule of Investments.

Reverse repurchase agreements: The Funds, with the exception of Transamerica Government Money Market, may enter into reverse repurchase agreements in which the Funds sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Pursuant to the terms of the reverse repurchase agreements, the Funds’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Funds may receive a fee for use of the security by the counterparty, which may result in interest income to the Funds. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds are subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Funds exercising their rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended July 31, 2016, the Fund’s average borrowings are as follows:

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica Total Return	$23,283,131	274	0.54%

Open reverse repurchase agreements at July 31, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Sale-buyback: The Funds may enter into sale-buyback financing transactions. The Funds account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Funds of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Funds forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Funds are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Funds to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds, the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds’ obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Funds’ forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Funds’ turnover rates.

For the period ended July 31, 2016, the Fund’s average borrowings are as follows:

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica Total Return	$1,134,890	81	0.34%

Transamerica Funds	Page 6	July 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Open sale-buyback financing transactions at July 31, 2016, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments or Consolidated Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments or Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at July 31, 2016.

Open repurchase agreements at July 31, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Line of credit: Transamerica Event Driven has entered into an agreement with Citibank, N.A. to provide a $60 million committed line of credit to the Fund to be utilized for the purpose of purchasing or carrying securities. An upfront facility fee, calculated as 0.25% of the entire commitment, was due to Citibank, N.A. on the closing date of the agreement. Interest is charged to the Fund based on its borrowings at a rate per year of 1.20% plus the one-month London Interbank Offered Rate (“LIBOR”). The Fund has agreed to pay commitment fees of 0.15% per year on the unused portion of the line of credit during the preceding calendar month.

For the period ended July 31, 2016, the Fund’s average borrowings are as follows:

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica Event Driven	$15,000,000	272	1.59%

Short sales: A short sale is a transaction in which the Funds sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

Open short sale transactions at July 31, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
ClearTrack 2015
Securities Lending Transactions
Exchange-Traded Funds	$1,585,265	$—	$—	$—	$1,585,265

Total Borrowings	$1,585,265	$—	$—	$—	$1,585,265

ClearTrack 2020
Securities Lending Transactions
Exchange-Traded Funds	$1,071,322	$—	$—	$—	$1,071,322

Total Borrowings	$1,071,322	$—	$—	$—	$1,071,322

Transamerica Funds	Page 7	July 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
ClearTrack 2025
Securities Lending Transactions
Exchange-Traded Funds	$2,025,480	$—	$—	$—	$2,025,480

Total Borrowings	$2,025,480	$—	$—	$—	$2,025,480

ClearTrack 2030
Securities Lending Transactions
Exchange-Traded Funds	$245,088	$—	$—	$—	$245,088

Total Borrowings	$245,088	$—	$—	$—	$245,088

ClearTrack 2035
Securities Lending Transactions
Exchange-Traded Funds	$457,653	$—	$—	$—	$457,653

Total Borrowings	$457,653	$—	$—	$—	$457,653

ClearTrack 2040
Securities Lending Transactions
Exchange-Traded Funds	$839,456	$—	$—	$—	$839,456

Total Borrowings	$839,456	$—	$—	$—	$839,456

ClearTrack Retirement Income
Securities Lending Transactions
Exchange-Traded Funds	$4,201,813	$—	$—	$—	$4,201,813

Total Borrowings	$4,201,813	$—	$—	$—	$4,201,813

Transamerica Bond
Securities Lending Transactions
Convertible Bonds	$6,283,035	$—	$—	$—	$6,283,035
Corporate Debt Securities	49,727,606	—	—	—	49,727,606
U.S. Government Obligations	19,867,739	—	—	—	19,867,739

Total Securities Lending Transactions	$75,878,380	$—	$—	$—	$75,878,380

Total Borrowings	$75,878,380	$—	$—	$—	$75,878,380

Transamerica Capital Growth
Securities Lending Transactions
Common Stocks	$98,965,861	$—	$—	$—	$98,965,861

Total Borrowings	$98,965,861	$—	$—	$—	$98,965,861

Transamerica Concentrated Growth
Securities Lending Transactions
Common Stocks	$43,040,654	$—	$—	$—	$43,040,654

Total Borrowings	$43,040,654	$—	$—	$—	$43,040,654

Transamerica Core Bond
Securities Lending Transactions
Corporate Debt Securities	$16,978,054	$—	$—	$—	$16,978,054
Foreign Government Obligations	1,514,349	—	—	—	1,514,349
U.S. Government Agency Obligations	1,818,819	—	—	—	1,818,819
U.S. Government Obligations	114,865,049	—	—	—	114,865,049

Total Securities Lending Transactions	$135,176,271	$—	$—	$—	$135,176,271

Total Borrowings	$135,176,271	$—	$—	$—	$135,176,271

Transamerica Developing Markets Equity
Securities Lending Transactions
Common Stocks	$35,418,839	$—	$—	$—	$35,418,839

Total Borrowings	$35,418,839	$—	$—	$—	$35,418,839

Transamerica Dividend Focused
Securities Lending Transactions
Common Stocks	$49,775,521	$—	$—	$—	$49,775,521

Total Borrowings	$49,775,521	$—	$—	$—	$49,775,521

Transamerica Dynamic Allocation
Securities Lending Transactions
Exchange-Traded Funds	$4,456,559	$—	$—	$—	$4,456,559

Total Borrowings	$4,456,559	$—	$—	$—	$4,456,559

Transamerica Funds	Page 8	July 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica Dynamic Income
Securities Lending Transactions
Exchange-Traded Funds	$98,272,091	$—	$—	$—	$98,272,091

Total Borrowings	$98,272,091	$—	$—	$—	$98,272,091

Transamerica Emerging Markets Debt
Securities Lending Transactions
Corporate Debt Securities	$18,910,993	$—	$—	$—	$18,910,993
Foreign Government Obligations	22,421,942	—	—	—	22,421,942
Common Stock	125,821	—	—	—	125,821

Total Securities Lending Transactions	$41,458,756	$—	$—	$—	$41,458,756

Total Borrowings	$41,458,756	$—	$—	$—	$41,458,756

Transamerica Emerging Markets Equity
Securities Lending Transactions
Common Stocks	$5,376,907	$—	$—	$—	$5,376,907

Total Borrowings	$5,376,907	$—	$—	$—	$5,376,907

Transamerica Event Driven
Securities Lending Transactions
Common Stocks	$2,550,748	$—	$—	$—	$2,550,748
Convertible Preferred Stocks	58,308	—	—	—	58,308
Convertible Bonds	3,191,263	—	—	—	3,191,263
Corporate Debt Securities	7,031,438	—	—	—	7,031,438

Total Securities Lending Transactions	$12,831,757	$—	$—	$—	$12,831,757

Total Borrowings	$12,831,757	$—	$—	$—	$12,831,757

Transamerica Flexible Income
Securities Lending Transactions
Corporate Debt Securities	$22,739,039	$—	$—	$—	$22,739,039
U.S. Government Obligations	212,613	—	—	—	212,613
Short-Term U.S. Government Obligations	1,068,096	—	—	—	1,068,096

Total Securities Lending Transactions	$24,019,748	$—	$—	$—	$24,019,748

Total Borrowings	$24,019,748	$—	$—	$—	$24,019,748

Transamerica Floating Rate
Securities Lending Transactions
Corporate Debt Securities	$2,693,283	$—	$—	$—	$2,693,283
Exchange-Traded Funds	4,001,909	—	—	—	4,001,909

Total Securities Lending Transactions	$6,695,192	$—	$—	$—	$6,695,192

Total Borrowings	$6,695,192	$—	$—	$—	$6,695,192

Transamerica Global Bond
Securities Lending Transactions
Corporate Debt Securities	$1,966,739	$—	$—	$—	$1,966,739
Foreign Government Obligations	679,383	—	—	—	679,383
U.S. Government Obligation	109,810	—	—	—	109,810

Total Securities Lending Transactions	$2,755,932	$—	$—	$—	$2,755,932

Total Borrowings	$2,755,932	$—	$—	$—	$2,755,932

Transamerica Global Equity
Securities Lending Transactions
Common Stocks	$8,562,942	$—	$—	$—	$8,562,942

Total Borrowings	$8,562,942	$—	$—	$—	$8,562,942

Transamerica Funds	Page 9	July 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica Global Real Estate Securities
Securities Lending Transactions
Common Stocks	$8,140,233	$—	$—	$—	$8,140,233

Total Borrowings	$8,140,233	$—	$—	$—	$8,140,233

Transamerica Growth
Securities Lending Transactions
Common Stocks	$39,229,723	$—	$—	$—	$39,229,723

Total Borrowings	$39,229,723	$—	$—	$—	$39,229,723

Transamerica High Yield Bond
Securities Lending Transactions
Corporate Debt Securities	$128,110,993	$—	$—	$—	$128,110,993
Common Stock	511,614	—	—	—	511,614

Total Securities Lending Transactions	$128,622,607	$—	$—	$—	$128,622,607

Total Borrowings	$128,622,607	$—	$—	$—	$128,622,607

Transamerica Income & Growth
Securities Lending Transactions
Common Stocks	$18,758,888	$—	$—	$—	$18,758,888

Total Borrowings	$18,758,888	$—	$—	$—	$18,758,888

Transamerica Inflation Opportunities
Securities Lending Transactions
Corporate Debt Securities	$2,674,512	$—	$—	$—	$2,674,512

Total Borrowings	$2,674,512	$—	$—	$—	$2,674,512

Transamerica Intermediate Bond
Securities Lending Transactions
Corporate Debt Securities	$14,282,341	$—	$—	$—	$14,282,341
Foreign Government Obligations	2,005,474	—	—	—	2,005,474
U.S. Government Obligations	22,763,271	—	—	—	22,763,271
Short-Term U.S. Government Obligations	8,020,382	—	—	—	8,020,382

Total Securities Lending Transactions	$47,071,468	$—	$—	$—	$47,071,468

Total Borrowings	$47,071,468	$—	$—	$—	$47,071,468

Transamerica International Equity
Securities Lending Transactions
Common Stocks	$25,338,183	$—	$—	$—	$25,338,183

Total Borrowings	$25,338,183	$—	$—	$—	$25,338,183

Transamerica International Equity Opportunities
Securities Lending Transactions
Common Stocks	$36,143,646	$—	$—	$—	$36,143,646

Total Borrowings	$36,143,646	$—	$—	$—	$36,143,646

Transamerica International Small Cap
Securities Lending Transactions
Common Stocks	$77,368,008	$—	$—	$—	$77,368,008

Total Borrowings	$77,368,008	$—	$—	$—	$77,368,008

Transamerica International Small Cap Value
Securities Lending Transactions
Common Stocks	$32,281,972	$—	$—	$—	$32,281,972

Total Borrowings	$32,281,972	$—	$—	$—	$32,281,972

Transamerica Large Cap Value
Securities Lending Transactions
Common Stocks	$103,902,657	$—	$—	$—	$103,902,657

Total Borrowings	$103,902,657	$—	$—	$—	$103,902,657

Transamerica Mid Cap Growth
Securities Lending Transactions
Common Stocks	$63,022,077	$—	$—	$—	$63,022,077

Total Borrowings	$63,022,077	$—	$—	$—	$63,022,077

Transamerica Mid Cap Value
Securities Lending Transactions
Common Stocks	$25,644,680	$—	$—	$—	$25,644,680

Total Borrowings	$25,644,680	$—	$—	$—	$25,644,680

Transamerica Funds	Page 10	July 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica Mid Cap Value Opportunities
Securities Lending Transactions
Common Stocks	$53,259,179	$—	$—	$—	$53,259,179

Total Borrowings	$53,259,179	$—	$—	$—	$53,259,179

Transamerica MLP & Energy Income
Securities Lending Transactions
Common Stocks	$23,805,021	$—	$—	$—	$23,805,021

Total Borrowings	$23,805,021	$—	$—	$—	$23,805,021

Transamerica Multi-Cap Growth
Securities Lending Transactions
Common Stocks	$3,570,496	$—	$—	$—	$3,570,496

Total Borrowings	$3,570,496	$—	$—	$—	$3,570,496

Transamerica Multi-Managed Balanced
Securities Lending Transactions
Common Stocks	$14,453,089	$—	$—	$—	$14,453,089
Preferred Stocks	69,347	—	—	—	69,347
Corporate Debt Securities	4,326,570	—	—	—	4,326,570
Foreign Government Obligations	978,318	—	—	—	978,318
U.S. Government Obligations	815,257	—	—	—	815,257
Short-Term U.S. Government Obligations	2,862,429	—	—	—	2,862,429

Total Securities Lending Transactions	$23,505,010	$—	$—	$—	$23,505,010

Total Borrowings	$23,505,010	$—	$—	$—	$23,505,010

Transamerica Short-Term Bond
Securities Lending Transactions
Corporate Debt Securities	$37,380,470	$—	$—	$—	$37,380,470

Total Borrowings	$37,380,470	$—	$—	$—	$37,380,470

Transamerica Small Cap Core
Securities Lending Transactions
Common Stocks	$11,653,463	$—	$—	$—	$11,653,463

Total Borrowings	$11,653,463	$—	$—	$—	$11,653,463

Transamerica Small Cap Growth
Securities Lending Transactions
Common Stocks	$64,127,119	$—	$—	$—	$64,127,119

Total Borrowings	$64,127,119	$—	$—	$—	$64,127,119

Transamerica Small Cap Value
Securities Lending Transactions
Common Stocks	$23,765,265	$—	$—	$—	$23,765,265

Total Borrowings	$23,765,265	$—	$—	$—	$23,765,265

Transamerica Funds	Page 11	July 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica Small/Mid Cap Value
Securities Lending Transactions
Common Stocks	$99,276,101	$—	$—	$—	$99,276,101

Total Borrowings	$99,276,101	$—	$—	$—	$99,276,101

Transamerica Strategic High Income
Securities Lending Transactions
Common Stocks	$6,077,373	$—	$—	$—	$6,077,373
Preferred Stocks	910,326	—	—	—	910,326
Corporate Debt Securities	1,475,975	—	—	—	1,475,975

Total Securities Lending Transactions	$8,463,674	$—	$—	$—	$8,463,674

Total Borrowings	$8,463,674	$—	$—	$—	$8,463,674

Transamerica Total Return
Securities Lending Transactions
Corporate Debt Securities	$9,564,517	$—	$—	$—	$9,564,517
U.S. Government Obligations	1,577,639	—	—	—	1,577,639

Total Securities Lending Transactions	$11,142,156	$—	$—	$—	$11,142,156

Reverse Repurchase Agreements
U.S. Government Obligations	$1,912,000	$10,262,000	$23,038,500	$—	$35,212,500

Total Borrowings	$13,054,156	$10,262,000	$23,038,500	$—	$46,354,656

Transamerica Unconstrained Bond
Securities Lending Transactions
Corporate Debt Securities	$8,908,973	$—	$—	$—	$8,908,973
U.S. Government Obligations	210,262	—	—	—	210,262

Total Securities Lending Transactions	$9,119,235	$—	$—	$—	$9,119,235

Total Borrowings	$9,119,235	$—	$—	$—	$9,119,235

Transamerica US Growth
Securities Lending Transactions
Common Stocks	$11,332,809	$—	$—	$—	$11,332,809

Total Borrowings	$11,332,809	$—	$—	$—	$11,332,809

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Funds’ investment objectives allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Transamerica Funds	Page 12	July 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Funds’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Funds are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Transamerica High Yield Bond and Transamerica Government Money Market, may enter into option contracts to manage exposure to various market fluctuations. The Funds may purchase or write call and put options on securities and derivative instruments in which each Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Funds may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Funds the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on indices: The Funds may purchase or write options on indices. Purchasing or writing an option on indices gives the Funds the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Funds may purchase or write options on futures. Purchasing or writing options on futures gives the Funds the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Options on foreign currency: The Funds may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Funds the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Credit default swaptions: The Funds may purchase or write credit default swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. Purchasing or writing credit default swaptions gives the Funds the right, but not the obligation to buy or sell credit protection on a specific reference with a specific maturity.

Interest rate swaptions: The Funds may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Funds write a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security or currency at a price different from the current market value.

As of July 31, 2016, transactions in written options are as follows:

	Call Options		Put Options
Transamerica Event Driven	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts

Balance at October 31, 2015	$—	—	$—	—
Options written	90,896	1,196	120,313	3,274
Options closed	(90,896)	(1,196)	(71,136)	(1,267)
Options expired	—	—	(23,601)	(1,482)
Options exercised	—	—	—	—

Balance at July 31, 2016	$—	—	$25,576	525

Transamerica Funds	Page 13	July 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

	Call Options
Transamerica MLP & Energy Income	Amount of Premiums	Number of Contracts
Balance at October 31, 2015	$—	—
Options written	524,384	5,460
Options closed	(92,211)	(1,500)
Options expired	(185,677)	(1,780)
Options exercised	(246,496)	(2,180)

Balance at July 31, 2016	$—	—

	Call Options		Put Options
Transamerica Total Return	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts

Balance at October 31, 2015	$44,960	97	$—	—
Options written	307,740	1,008	391,306	1,322
Options closed	(30,828)	(94)	(27,490)	(112)
Options expired	(173,661)	(470)	(187,802)	(755)
Options exercised	(65,433)	(303)	(176,014)	(455)

Balance at July 31, 2016	$82,778	238	$—	—

As of July 31, 2016, transactions in written foreign exchange options and swaptions are as follows:

	Call Options
Transamerica Total Return	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount		Notional Amount
Balance at October 31, 2015	$485,064	AUD	7,400,000	EUR	16,100,000	GBP	—	USD	71,400,000
Options written	1,166,833		23,700,000		33,400,000		6,750,000		114,800,000
Options closed	(174,740)		(4,300,000)		(14,400,000)		—		(6,500,000)
Options expired	(789,937)		(14,900,000)		(25,300,000)		(2,000,000)		(97,600,000)
Options exercised	(178,444)		(5,500,000)		(8,600,000)		—		(8,100,000)

Balance at July 31, 2016	$508,776	AUD	6,400,000	EUR	1,200,000	GBP	4,750,000	USD	74,000,000

	Put Options
Transamerica Total Return	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount
Balance at October 31, 2015	$792,532	AUD	—	EUR	—	USD	139,400,000
Options written	794,092		18,900,000		36,500,000		104,900,000
Options closed	(85,574)		—		(5,500,000)		(7,800,000)
Options expired	(904,605)		(12,300,000)		(28,100,000)		(192,600,000)
Options exercised	(104,012)		—		—		(14,200,000)

Balance at July 31, 2016	$492,433	AUD	6,600,000	EUR	2,900,000	USD	29,700,000

Open option contracts at July 31, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Funds	Page 14	July 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and LIBOR forward rate to calculate the daily settlement price. The Funds, with the exception of Transamerica Government Money Market, may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swap agreements to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Certain Funds sell credit default swap agreements, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swap agreements is disclosed in the Schedule of Investments or Consolidated Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swap agreements is included in the footnotes to the Schedule of Investments or Consolidated Schedule of Investments. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Funds would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Funds enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Total return swap agreements: The Funds are subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Funds can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Fund’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open OTC and centrally cleared swap agreements at July 31, 2016, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Transamerica Government Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at July 31, 2016, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Funds	Page 15	July 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Forward foreign currency contracts: The Funds are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds, with the exception of Transamerica Government Money Market, may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Additionally, Transamerica Bond and Transamerica Managed Futures Strategy utilize forward foreign currency contracts for speculative purposes. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at July 31, 2016, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

7. RISK FACTORS

Investing in the Funds may involve certain risks, as discussed in the Funds’ prospectuses, including but not limited to the following:

Arbitrage strategy risk: Securities purchased pursuant to an arbitrage strategy intend to take advantage of a perceived relationship between the values of two or more securities and may not perform as expected.

Commodity risk: The risk of investing in commodities, or instruments whose performance is linked to the price of an underlying commodity or commodity index, include regulatory, economic and political developments, weather events and natural disasters and market disruptions. The commodities markets may be subject to greater volatility than investments in more traditional securities, such as stocks and bonds. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because these market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Fixed income risk: The market prices of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” (securities rated below Baa/BBB) or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Inflation-protected security risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

Transamerica Funds	Page 16	July 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

7. RISK FACTORS (continued)

Master limited partnership (“MLP”) risk: Investments in MLPs involve risks that differ from investments in corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, certain tax risks, and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in these sectors could have an adverse impact on an investment in MLPs. The yields for equity and debt securities of MLPs and other issuers in the energy sector are susceptible in the short-term to fluctuations in interest rates and the value of investments in such securities may decline if interest rates rise. The value of an investment in MLPs depends to a significant extent on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet the legal requirements to maintain partnership status, it could be taxed as a corporation and there could be a material decrease in the value of its securities.

Money market risk: There is no assurance a money market fund will avoid principal losses if its holdings default or are downgraded or if interest rates rise sharply in an unusually short period. In addition, a money market fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of an investment, it is possible to lose money by investing in it.

Mortgage-related and asset-backed security risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities.

Municipal security risk: Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent a fund focuses its investments in a single state or territory, it is subject to greater risk of adverse economic and regulatory changes in that state or territory than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the market values of these bonds to decline.

Real estate investment trusts (“REIT”) and real estate risk: Investments in the real estate industry and REITs are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition, REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

8. AFFILIATES AND AFFILIATED TRANSACTIONS

For the period ended July 31, 2016, the Funds’ transactions and earnings from investments in affiliates of TAM are as follows:

Transamerica Asset Allocation - Conservative Portfolio	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2016	Dividend Income	Net Capital Gain Distributions
Transamerica Arbitrage Strategy Liquidating Trust	$132,515	$—	$—	$—	$623	$133,138	$—	$—
Transamerica Bond	54,899,335	9,591,057	(3,973,489)	(180,241)	(795,250)	59,541,412	1,506,008	2,927,244
Transamerica Capital Growth	24,005,691	5,156,909	(3,063,833)	(103,367)	503,364	26,498,764	—	1,133,466
Transamerica Commodity Strategy	5,078,193	634,941	(180,325)	(17,183)	(56,546)	5,459,080	—	—
Transamerica Concentrated Growth	22,971,834	3,468,803	(2,752,972)	(178,134)	911,580	24,421,111	95,220	—

Transamerica Funds	Page 17	July 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transamerica Asset Allocation - Conservative Portfolio (continued)	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2016		Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$141,100,828	$18,262,748	$(11,321,806)	$(11,992)	$4,342,501	$152,372,279		$2,841,519	$—
Transamerica Developing Markets Equity	16,927,831	3,401,503	(550,855)	(67,550)	697,998	20,408,927		—	—
Transamerica Dividend Focused	54,879,347	18,008,144	(6,984,111)	(420,915)	(4,359,751)	61,122,714		868,346	7,658,265
Transamerica Emerging Markets Debt	13,479,672	1,662,299	(1,004,547)	(27,750)	1,035,828	15,145,502		331,534	—
Transamerica Emerging Markets Equity	5,357,983	1,118,440	(167,974)	(20,256)	86,316	6,374,509		75,394	—
Transamerica Event Driven	9,246,065	1,393,721	(390,292)	(26,037)	245,198	10,468,655		19,466	—
Transamerica Flexible Income	20,881,664	2,554,682	(1,536,580)	(27,297)	235,169	22,107,638		632,464	—
Transamerica Floating Rate	19,512,251	616,386	(921,478)	(25,328)	161,392	19,343,223		614,800	—
Transamerica Global Allocation Liquidating Trust	54,713	—	—	—	(1,968)	52,745		—	—
Transamerica Global Multifactor Macro	14,001,539	539,045	—	—	(759,386)	13,781,198		539,045	—
Transamerica Growth	38,639,930	11,062,319	(4,518,484)	(229,797)	(4,607,388)	40,346,580		—	4,747,659
Transamerica High Yield Bond	17,073,340	2,970,954	(1,382,996)	(52,371)	(11,398)	18,597,529		787,802	—
Transamerica Inflation Opportunities	45,404,133	4,357,606	(3,401,241)	(39,422)	1,864,985	48,186,061		—	—
Transamerica Intermediate Bond	60,554,094	987,575	(2,938,091)	(7,043)	2,103,531	60,700,066		986,972	601
Transamerica International Equity	12,026,010	11,189,652	(308,775)	(28,083)	222,468	23,101,272		249,148	61,633
Transamerica International Equity Opportunities	11,263,328	5,503,692	(459,457)	(40,273)	(341,805)	15,925,485		116,817	234,218
Transamerica International Small Cap	6,834,684	2,407,672	(338,418)	(25,616)	(168,458)	8,709,864		154,529	290,235
Transamerica International Small Cap Value	4,341,240	4,012,432	(106,218)	(10,391)	(5,658)	8,231,405		104,188	148,910
Transamerica Large Cap Value	56,986,792	15,990,721	(7,146,265)	(329,962)	714,129	66,215,415		1,415,856	4,992,939
Transamerica Managed Futures Strategy	23,723,358	6,253,065	(474,279)	(94,087)	(4,065,399)	25,342,658		3,285,129	1,297,954
Transamerica Mid Cap Value	10,204,717	2,503,955	(776,083)	(69,635)	179,607	12,042,561		95,614	622,939
Transamerica Mid Cap Value Opportunities	4,740,674	1,001,628	(356,427)	(23,594)	277,434	5,639,715		156,966	21,306
Transamerica MLP & Energy Income	3,283,121	11,694,733	—	—	1,928,873	16,906,727		336,248	—
Transamerica Multi-Cap Growth	15,264,497	4,097,636	(1,244,290)	(176,013)	(1,948,594)	15,993,236		—	1,309,926
Transamerica Short-Term Bond	64,593,625	8,346,800	(5,143,354)	(35,000)	294,875	68,056,946		1,202,968	—
Transamerica Small Cap Core	5,223,573	1,113,169	(409,476)	(42,901)	410,067	6,294,432		153,761	—
Transamerica Small Cap Growth	7,157,499	1,324,314	(4,269,734)	(121,043)	(1,005,439)	3,085,597		—	585,689
Transamerica Small Cap Value	806,727	4,415,639	(61,428)	(8,590)	734,148	5,886,496		11,385	62,619
Transamerica Small Company Growth Liquidating Trust	4,760	—	—	—	(1,887)	2,873		—	—
Transamerica Total Return	140,236,744	22,392,050	(11,270,491)	(100,645)	575,838	151,833,496		5,761,301	948,588
Transamerica US Growth	26,677,125	5,116,270	(3,309,447)	(64,253)	409,039	28,828,734		117,592	602,423

Total	$957,569,432	$193,150,560	$(80,763,216)	$(2,604,769)	$(193,964)	$1,067,158,043		$22,460,072	$27,646,614

Transamerica Asset Allocation - Growth Portfolio	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2016		Dividend Income	Net Capital Gain Distributions
Transamerica Capital Growth	$86,365,760	$6,768,732	$(15,399,787)	$3,158,015	$(3,420,590)	$77,472,130		$—	$3,983,698
Transamerica Concentrated Growth	78,529,397	2,800,217	(12,928,791)	(569,179)	1,921,335	69,752,979		318,643	—
Transamerica Developing Markets Equity	79,758,884	16,785,653	(4,706,051)	(698,017)	3,155,416	94,295,885		—	—
Transamerica Dividend Focused	209,827,541	38,599,810	(36,722,412)	(2,800,526)	(17,790,283)	191,114,130		2,964,234	28,590,649
Transamerica Emerging Markets Equity	39,710,577	1,851,768	(1,320,210)	(351,781)	154,590	40,044,944		551,318	—
Transamerica Event Driven	38,716,452	80,476	(20,735,644)	(1,641,224)	1,158,802	17,578,862		80,476	—
Transamerica Global Allocation Liquidating Trust	35,700	—	—	—	(1,284)	34,416		—	—
Transamerica Global Multifactor Macro	40,003,160	1,540,082	(21,151,759)	(979,867)	(887,392)	18,524,224		1,540,082	—
Transamerica Global Real Estate Securities	5,750,805	160,220	(350,261)	36,611	373,423	5,970,798		131,519	—
Transamerica Government Money Market	60,295	—	(60,295)	2	(2)	—	(A)	—	—
Transamerica Growth	140,167,373	21,343,785	(23,008,739)	(1,095,499)	(17,993,177)	119,413,743		—	16,859,999
Transamerica International Equity	58,471,316	54,105,646	(3,933,683)	(362,044)	1,387,781	109,669,016		1,192,775	295,065
Transamerica International Equity Opportunities	56,160,970	12,847,943	(5,361,665)	(627,823)	(2,210,438)	60,808,987		569,053	1,140,954
Transamerica International Small Cap	39,988,335	3,850,696	(9,465,849)	(935,689)	(1,500,306)	31,937,187		882,818	1,658,104
Transamerica International Small Cap Value	17,404,070	17,619,102	(1,005,873)	(50,450)	214,882	34,181,731		411,871	588,665
Transamerica Large Cap Value	221,842,165	31,661,807	(37,680,724)	(2,291,633)	(223,242)	213,308,373		5,184,907	19,004,924
Transamerica Managed Futures Strategy	77,390,601	15,241,195	(33,166,930)	(1,521,326)	(11,653,059)	46,290,481		10,557,129	4,171,121
Transamerica Mid Cap Value	78,800,067	8,234,443	(8,801,786)	(797,271)	335,748	77,771,201		727,748	4,741,399
Transamerica Mid Cap Value Opportunities	32,108,220	2,335,811	(3,523,550)	(25,778)	1,222,356	32,117,059		1,048,404	142,303

Transamerica Funds	Page 18	July 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transamerica Asset Allocation - Growth Portfolio (continued)	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2016	Dividend Income	Net Capital Gain Distributions
Transamerica MLP & Energy Income	$14,937,203	$53,238,074	$—	$—	$8,783,472	$76,958,749	$1,530,696	$—
Transamerica Multi-Cap Growth	48,456,010	5,720,780	(5,948,795)	(893,390)	(6,165,481)	41,169,124	—	4,091,670
Transamerica Small Cap Core	4,236,411	271,107	(503,512)	(43,813)	247,188	4,207,381	122,723	—
Transamerica Small Cap Growth	34,921,749	3,385,935	(14,262,010)	(51,999)	(3,639,719)	20,353,956	—	2,818,743
Transamerica Small Cap Value	31,733,108	15,056,777	(3,683,372)	(433,023)	(423,986)	42,249,504	440,785	2,424,460
Transamerica Small Company Growth Liquidating Trust	15,911	—	—	—	(6,308)	9,603	—	—
Transamerica US Growth	95,864,333	5,641,368	(16,576,466)	1,413,718	(1,727,516)	84,615,437	412,729	2,114,404

Total	$1,531,256,413	$319,141,427	$(280,298,164)	$(11,561,986)	$(48,687,790)	$1,509,849,900	$28,667,910	$92,626,158

(A)	No longer held at period end.

Transamerica Funds	Page 19	July 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transamerica Asset Allocation - Moderate Growth Portfolio	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2016	Dividend Income	Net Capital Gain Distributions
Transamerica Arbitrage Strategy Liquidating Trust	$432,743	$—	$—	$—	$2,033	$434,776	$—	$—
Transamerica Bond	66,516,168	5,472,758	(7,641,882)	(471,882)	(1,313,991)	62,561,171	1,768,229	3,510,965
Transamerica Capital Growth	128,568,093	9,679,056	(22,076,939)	(223,519)	(172,362)	115,774,329	—	5,981,827
Transamerica Commodity Strategy	17,920,038	107,950	(1,642,579)	(1,195,528)	809,028	15,998,909	—	—
Transamerica Concentrated Growth	114,499,211	3,676,973	(18,065,301)	(694,646)	2,781,684	102,197,921	468,494	—
Transamerica Core Bond	182,526,365	4,019,425	(23,452,840)	(378,011)	5,450,676	168,165,615	3,384,139	—
Transamerica Developing Markets Equity	116,030,315	3,541,862	(6,551,435)	(986,445)	3,368,809	115,403,106	—	—
Transamerica Dividend Focused	307,267,198	55,743,406	(51,805,791)	(3,912,406)	(26,372,614)	280,919,793	4,378,633	42,235,773
Transamerica Emerging Markets Debt	14,442,749	405,866	(2,064,804)	(262,172)	1,153,018	13,674,657	337,623	—
Transamerica Emerging Markets Equity	57,664,181	2,452,698	(2,076,824)	(547,813)	233,584	57,725,826	802,295	—
Transamerica Event Driven	28,630,548	270,136	(3,209,637)	(209,096)	610,192	26,092,143	59,201	—
Transamerica Flexible Income	48,670,445	1,450,260	(4,531,105)	(214,553)	539,305	45,914,352	1,388,221	—
Transamerica Floating Rate	30,620,522	949,025	(2,277,313)	(87,493)	266,660	29,471,401	946,437	—
Transamerica Global Allocation Liquidating Trust	238,637	—	—	—	(8,584)	230,053	—	—
Transamerica Global Multifactor Macro	44,870,935	1,727,486	—	—	(2,433,615)	44,164,806	1,727,486	—
Transamerica Global Real Estate Securities	14,859,134	403,806	(962,891)	134,537	918,323	15,352,909	340,525	—
Transamerica Growth	207,144,270	30,997,644	(32,810,906)	(1,750,346)	(26,639,635)	176,941,027	—	25,106,718
Transamerica High Yield Bond	29,462,331	1,399,459	(4,701,851)	(396,367)	(27,376)	25,736,196	1,222,026	—
Transamerica Inflation Opportunities	52,225,800	240,715	(7,475,160)	(473,052)	2,254,826	46,773,129	—	—
Transamerica Intermediate Bond	76,228,542	1,219,048	(5,818,838)	(74,002)	2,651,603	74,206,353	1,218,291	757
Transamerica International Equity	75,000,419	63,405,488	(4,795,575)	(363,120)	1,211,124	134,458,336	1,537,151	380,256
Transamerica International Equity Opportunities	91,952,109	6,455,225	(7,759,769)	(864,996)	(5,123,168)	84,659,401	938,228	1,881,154
Transamerica International Small Cap	49,554,735	4,810,519	(7,371,703)	(669,622)	(1,828,898)	44,495,031	1,098,700	2,063,571
Transamerica International Small Cap Value	32,755,470	17,805,948	(2,001,303)	(106,069)	(912,079)	47,541,967	778,068	1,112,051
Transamerica Large Cap Value	319,703,899	44,605,112	(52,581,414)	(3,176,693)	(287,467)	308,263,437	7,532,283	27,609,176
Transamerica Managed Futures Strategy	72,109,835	14,261,599	(7,268,883)	(454,558)	(12,176,583)	66,471,410	9,880,220	3,903,673
Transamerica Mid Cap Value	117,609,920	11,819,289	(12,916,087)	(1,350,835)	718,709	115,880,996	1,090,353	7,103,842
Transamerica Mid Cap Value Opportunities	50,871,023	3,483,754	(5,477,564)	(43,232)	1,972,966	50,806,947	1,667,245	226,301
Transamerica MLP & Energy Income	19,718,179	70,263,854	—	—	11,591,242	101,573,275	2,020,225	—
Transamerica Multi-Cap Growth	88,866,120	10,182,814	(10,790,283)	(1,770,223)	(11,240,352)	75,248,076	—	7,536,297
Transamerica Short-Term Bond	46,359,866	819,958	(3,480,432)	(80,296)	205,946	43,825,042	817,487	—
Transamerica Small Cap Core	17,857,068	1,065,698	(2,069,362)	(167,049)	1,037,906	17,724,261	519,550	—
Transamerica Small Cap Growth	25,747,815	2,394,078	(9,906,169)	(113,996)	(2,449,408)	15,672,320	—	2,085,819
Transamerica Small Cap Value	25,513,052	10,711,972	(2,917,318)	(345,868)	(585,291)	32,376,547	355,904	1,957,587
Transamerica Small Company Growth Liquidating Trust	14,507	—	—	—	(5,752)	8,755	—	—
Transamerica Total Return	164,944,661	9,526,404	(38,861,340)	(1,309,347)	524,768	134,825,146	6,663,820	1,096,933
Transamerica US Growth	143,059,789	7,920,587	(23,777,583)	1,474,791	(1,878,404)	126,799,180	621,367	3,183,249

Total	$2,880,456,692	$403,289,872	$(389,140,881)	$(21,083,907)	$(55,153,177)	$2,818,368,599	$53,562,201	$136,975,949

Transamerica Funds	Page 20	July 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transamerica Asset Allocation - Moderate Portfolio	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2016	Dividend Income	Net Capital Gain Distributions
Transamerica Arbitrage Strategy Liquidating Trust	$283,709	$—	$—	$—	$1,333	$285,042	$—	$—
Transamerica Bond	84,665,869	8,460,108	(7,563,919)	(454,302)	(1,416,363)	83,691,393	2,291,012	4,484,662
Transamerica Capital Growth	64,292,467	6,535,180	(9,499,885)	(89,924)	298,653	61,536,491	—	3,004,155
Transamerica Commodity Strategy	13,258,648	351,567	(883,265)	(360,897)	117,651	12,483,704	—	—
Transamerica Concentrated Growth	64,332,984	3,468,037	(8,590,900)	(487,258)	1,992,014	60,714,877	264,161	—
Transamerica Core Bond	240,544,963	7,851,414	(18,201,241)	(147,636)	7,168,099	237,215,599	4,648,672	—
Transamerica Developing Markets Equity	57,564,357	3,021,874	(1,902,418)	(319,738)	1,776,031	60,140,106	—	—
Transamerica Dividend Focused	156,023,957	32,516,150	(22,622,732)	(2,128,186)	(12,601,475)	151,187,714	2,297,947	21,537,588
Transamerica Emerging Markets Debt	25,688,975	1,157,224	(2,373,614)	(149,642)	1,920,373	26,243,316	620,214	—
Transamerica Emerging Markets Equity	28,491,889	1,718,038	(572,667)	(161,915)	128,958	29,604,303	397,322	—
Transamerica Event Driven	20,336,662	656,643	(1,543,287)	(89,965)	438,232	19,798,285	42,365	—
Transamerica Flexible Income	60,737,369	2,954,786	(5,449,494)	(141,140)	636,883	58,738,404	1,772,592	—
Transamerica Floating Rate	32,166,389	1,019,120	(1,322,868)	(44,256)	273,626	32,092,011	1,016,531	—
Transamerica Global Allocation Liquidating Trust	148,133	—	—	—	(5,328)	142,805	—	—
Transamerica Global Multifactor Macro	31,451,454	1,210,849	—	—	(1,705,797)	30,956,506	1,210,850	—
Transamerica Growth	102,241,660	17,958,405	(13,855,224)	(700,763)	(12,914,889)	92,729,189	—	12,444,400
Transamerica High Yield Bond	23,032,347	1,666,039	(2,541,817)	(97,095)	(103,382)	21,956,092	1,005,401	—
Transamerica Inflation Opportunities	58,015,644	1,178,331	(5,335,556)	(183,290)	2,360,816	56,035,945	—	—
Transamerica Intermediate Bond	99,715,758	1,630,215	(4,208,828)	(32,993)	3,509,556	100,613,708	1,629,225	990
Transamerica International Equity	44,800,684	23,919,580	(2,077,129)	(148,051)	(519,345)	65,975,739	922,171	228,124
Transamerica International Equity Opportunities	40,739,204	7,376,348	(3,135,107)	(199,163)	(2,067,163)	42,714,119	418,245	838,585
Transamerica International Small Cap	20,856,602	4,502,442	(1,756,825)	(115,284)	(582,118)	22,904,817	465,718	874,707
Transamerica International Small Cap Value	14,025,877	10,504,107	(611,491)	(50,257)	(135,182)	23,733,054	334,539	478,139
Transamerica Large Cap Value	160,878,384	26,613,872	(22,834,289)	(1,502,387)	774,176	163,929,756	3,853,146	13,948,833
Transamerica Managed Futures Strategy	51,012,857	11,351,343	(3,853,367)	(500,828)	(8,490,793)	49,519,212	7,037,189	2,780,392
Transamerica Mid Cap Value	52,718,271	6,721,851	(4,666,445)	(391,571)	419,772	54,801,878	490,804	3,197,673
Transamerica Mid Cap Value Opportunities	23,543,924	2,239,788	(2,049,001)	(52,676)	1,081,533	24,763,568	774,770	105,162
Transamerica MLP & Energy Income	10,032,049	35,770,306	—	—	5,902,832	51,705,187	1,028,460	—
Transamerica Multi-Cap Growth	45,945,090	6,580,584	(4,465,587)	(681,929)	(5,956,903)	41,421,255	—	3,914,743
Transamerica Short-Term Bond	81,587,012	3,910,221	(9,533,940)	(145,955)	400,111	76,217,449	1,452,511	—
Transamerica Small Cap Core	10,172,061	892,915	(944,790)	(79,993)	654,799	10,694,992	297,315	—
Transamerica Small Cap Growth	15,921,921	1,750,257	(6,340,406)	(228,831)	(1,427,542)	9,675,399	—	1,294,967
Transamerica Small Cap Value	13,890,654	7,465,919	(1,279,493)	(174,086)	(23,831)	19,879,163	194,681	1,070,807
Transamerica Small Company Growth Liquidating Trust	8,987	—	—	—	(3,563)	5,424	—	—
Transamerica Total Return	226,391,936	18,044,809	(27,745,325)	(403,186)	447,896	216,736,130	9,234,239	1,520,372
Transamerica US Growth	69,922,681	5,672,887	(10,039,711)	(48,871)	224,044	65,731,030	304,996	1,562,492

Total	$2,045,441,428	$266,671,209	$(207,800,621)	$(10,312,068)	$(17,426,286)	$2,076,573,662	$44,005,076	$73,286,791

Transamerica Funds	Page 21	July 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transamerica Multi-Manager Alternative Strategies Portfolio	Value October 31, 2015	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2016		Dividend Income		Net Capital Gain Distributions
Transamerica Arbitrage Strategy Liquidating Trust	$226,896	$—	$—		$—		$1,066	$227,962		$—		$—
Transamerica Bond	9,991,228	515,575	(9,745,547)		(1,768,713)		1,007,457	—	(A)	134,431		381,144
Transamerica Developing Markets Equity	16,046,579	—	(2,770,897)		(354,279)		517,673	13,439,076		—		—
Transamerica Emerging Markets Debt	—	13,341,049	—		—		1,938,300	15,279,349		173,779		—
Transamerica Event Driven	27,530,083	51,376	(2,746,404)		(133,829)		529,863	25,231,089		51,376		—
Transamerica Flexible Income	—	3,029,088	(0	)(B)	(0	)(B)	59,364	3,088,452		38,858		—
Transamerica Global Long/Short Equity	—	4,426,150	—		—		(51,209)	4,374,941		—		—
Transamerica Global Multifactor Macro	62,540,688	11,574,314	(12,081,022)		(197,442)		(3,320,585)	58,515,953		2,503,052		—
Transamerica Global Real Estate Securities	22,711,910	5,306,088	(12,232,591)		700,195		668,174	17,153,776		453,791		—
Transamerica High Yield Bond	21,353,255	28,207,428	(22,410,422)		432,685		1,082,858	28,665,804		1,420,841		—
Transamerica International Small Cap	15,365,183	9,043,168	(21,296,652)		(573,764)		(655,075)	1,882,860		342,282		642,870
Transamerica International Small Cap Value	15,204,424	879,851	(13,249,140)		(1,848,006)		317,878	1,305,007		362,191		517,660
Transamerica Long/Short Strategy	35,278,705	7,884,723	(20,554,359)		767,051		(9,273,054)	14,103,066		181,861		7,702,862
Transamerica Managed Futures Strategy	53,105,267	28,786,367	(43,200,422)		(2,151,768)		(4,309,645)	32,229,799		5,252,975		2,075,450
Transamerica MLP & Energy Income	25,333,498	—	(21,120,549)		(10,682,989)		6,470,040	—	(A)	—		—
Transamerica Short-Term Bond	46,214,142	14,969,101	(36,826,332)		(475,946)		189,229	24,070,194		704,915		—
Transamerica Unconstrained Bond	5,940,639	14,105,615	(0	)(B)	(0	)(B)	176,512	20,222,766		306,357		—

Total	$356,842,497	$142,119,893	$(218,234,337)		$(16,286,805	)(C)	$(4,651,154)	$259,790,094		$11,926,709	(C)	$11,319,986

(A)	No longer held at period end.
(B)	Rounds to less than $1 or $(1).
(C)	Does not reflect certain tax adjustments.

Transamerica Funds	Page 22	July 31, 2016 Form N-Q

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date: September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	September 23, 2016

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	September 23, 2016